UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2021
Vanguard Municipal Money Market Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Municipal Money Market Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,000.10	$0.50
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of April 30, 2021
New York	14.3%
Texas	12.9
Multiple States	8.4
Pennsylvania	6.5
Illinois	4.6
Florida	3.6
Michigan	3.6
Tennessee	3.5
Ohio	3.4
California	3.1
Colorado	3.0
Missouri	2.4
Washington	2.3
Georgia	2.2
Minnesota	2.1
Connecticut	2.0
District of Columbia	1.9
Wisconsin	1.8
Virginia	1.6
North Carolina	1.5
Oregon	1.3
West Virginia	1.2
New Jersey	1.1
Utah	1.1
Nebraska	1.1
Indiana	1.0
Nevada	1.0
Massachusetts	1.0
Other	6.5
3

Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (92.1%)
Alabama (0.2%)
[1,2]	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.080%	5/6/21	10,000	10,000
[1,2]	Homewood AL Educational Building Authority College & University Revenue TOB VRDO	0.100%	5/6/21	5,225	5,225
[1,2,3]	Huntsville AL Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/7/21	5,000	5,000
[1,2]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.090%	5/6/21	7,295	7,295
[1,2]	UAB Medicine Finance Authority AL Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/6/21	12,485	12,485
					40,005
Alaska (0.6%)
[1,2]	Alaska Housing Finance Corp. Home Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	1,745	1,745
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project) VRDO	0.060%	5/6/21	7,480	7,480
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	19,000	19,000
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	44,115	44,115
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	34,000	34,000
					106,340
Arizona (0.5%)
	Arizona State University College & University Revenue VRDO	0.060%	5/5/21	18,945	18,945
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,730	5,730
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	21,270	21,270
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	1,665	1,665
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	19,960	19,960
[1,2]	Phoenix AZ Civic Improvement Corp. Airport Port, Airport & Marina Revenue TOB VRDO	0.110%	5/6/21	9,415	9,415
[1,2]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	5,650	5,650
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tempe AZ Union High School District No. 213 GO TOB VRDO	0.090%	5/6/21	6,840	6,840
					89,475
California (2.8%)
[1,2]	Bay Area CA Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.080%	5/7/21	3,000	3,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.030%	5/6/21	6,600	6,600
[2]	Big Bear Lake CA Industrial Revenue VRDO	0.100%	5/5/21	1,100	1,100
[1,2]	BlackRock MuniYield California Fund Inc. VRDO VRDP	0.130%	5/6/21	58,300	58,300
	California GO	0.110%	5/9/21	40,000	40,000
[2]	California GO VRDO	0.050%	5/5/21	28,525	28,525
[2]	California GO VRDO	0.050%	5/5/21	63,610	63,610
[1,2]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.080%	5/6/21	10,000	10,000
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	0.450%	7/1/21	52,500	52,500
	California State Department Water Resources Water Revenue	0.100%	5/27/21	10,000	10,000
	Eastern Municipal Water District Water Revenue VRDO	0.030%	5/3/21	3,300	3,300
[2]	Irvine Ranch Water District VRDO	0.030%	5/3/21	8,850	8,850
[1,2]	Long Beach CA Unified School District GO TOB VRDO	0.080%	5/6/21	10,000	10,000
[1,2]	Los Angeles CA Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	3,400	3,400
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.130%	5/6/21	20,000	20,000
[1,2]	Palmdale California Elementary School Valorem Property Tax District GO TOB VRDO	0.090%	5/6/21	7,125	7,125
[1,2]	Regents of the University of California College & University Revenue TOB VRDO	0.090%	5/6/21	8,550	8,550
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.040%	5/6/21	16,800	16,800
[2]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.050%	5/6/21	30,330	30,330
[2]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.090%	5/5/21	13,500	13,500
[2]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.050%	5/6/21	7,520	7,520
[2]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.060%	5/5/21	36,605	36,605
[1,2]	University of California College & University Revenue TOB VRDO	0.090%	5/6/21	10,000	10,000
	University of California College & University Revenue VRDO	0.020%	5/3/21	14,300	14,300
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.090%	5/6/21	8,300	8,300
					472,215
Colorado (2.8%)
[1,2]	Adams County CO COP TOB VRDO	0.120%	5/6/21	6,825	6,825
[1,2]	Adams County CO School District GO TOB VRDO	0.090%	5/6/21	5,785	5,785
[1,2]	Board of Governors of the Colorado State University System Enterprise College & University Revenue TOB VRDO	0.120%	5/6/21	9,750	9,750
[1,2]	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	0.090%	5/6/21	5,000	5,000
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	13,635	13,635
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,750	6,750
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	12,690	12,690
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,775	6,775
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	7,175	7,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	39,540	39,540
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	12,890	12,890
[1,2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,165	6,165
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	2,120	2,120
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	12,335	12,335
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	2,870	2,870
[2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/5/21	15,530	15,530
[2]	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	0.120%	5/6/21	8,000	8,000
[1,2]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	0.100%	5/6/21	9,810	9,810
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	5/6/21	4,275	4,275
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	4,380	4,380
[1,2]	Denver CO Airport System Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	1,840	1,840
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	7,945	7,945
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	5,815	5,815
[1,2]	Denver CO City & County COP TOB VRDO	0.150%	5/7/21	3,615	3,615
[1,2]	Denver CO Wastewater Management Division Department of Public Works Sewer Revenue TOB VRDO	0.050%	5/3/21	36,135	36,135
[1,2]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	144,470	144,470
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	11,300	11,300
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	45,915	45,915
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	19,650	19,650
					468,985
Connecticut (1.9%)
[1,2]	Connecticut GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Connecticut GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	8,000	8,000
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	11,445	11,445
[1,2]	Connecticut Housing Finance Authority Housing Mortgage Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,750	5,750
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	5/6/21	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	19,000	19,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	5,000	5,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	14,275	14,275
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	10,900	10,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	28,235	28,235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	4,295	4,295
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	41,090	41,090
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	7,180	7,180
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.100%	5/6/21	13,310	13,310
[1,2,4]	Connecticut Special Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	0.240%	10/1/21	8,000	8,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	16,160	16,160
					312,640
Delaware (0.1%)
	New Castle County DE Port, Airport & Marina Revenue (FlightSafety International Inc. Project) VRDO	0.110%	5/6/21	10,500	10,500
District of Columbia (1.7%)
[2]	District of Columbia College & University Revenue VRDO	0.060%	5/6/21	4,495	4,495
[1,2]	District of Columbia GO TOB VRDO	0.050%	5/3/21	8,360	8,360
[1,2]	District of Columbia GO TOB VRDO	0.090%	5/6/21	40,600	40,600
[1,2]	District of Columbia GO TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	District of Columbia GO TOB VRDO	0.110%	5/6/21	4,000	4,000
[1,2,5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,845	6,845
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	40,595	40,595
[2]	District of Columbia Miscellaneous Revenue VRDO	0.070%	5/6/21	31,580	31,580
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.050%	5/3/21	9,670	9,670
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.080%	5/6/21	3,075	3,075
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.090%	5/6/21	7,495	7,495
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.090%	5/6/21	29,310	29,310
	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.060%	5/6/21	10,000	10,000
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.080%	5/6/21	6,190	6,190
[2]	Metropolitan Washington Airports Authority Airport Port, Airport & Marina Revenue VRDO	0.090%	5/6/21	12,720	12,720
[1,2]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.100%	5/6/21	46,930	46,930
[1,2]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.110%	5/7/21	20,700	20,700
					290,065
Florida (3.3%)
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	2,815	2,815
[1,2]	Broward County FL Port Facilities Port, Airport & Marina Revenue TOB VRDO	0.120%	5/6/21	5,625	5,625
[1,2,4]	Broward County FL Port Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	9/1/21	5,000	5,000
[1,2,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	13,930	13,930
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	3,205	3,205
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.050%	5/3/21	600	600
[1,2]	Florida Department of Transportation GO TOB VRDO	0.090%	5/6/21	21,710	21,710
[1,2]	Florida Department of Transportation GO TOB VRDO	0.100%	5/6/21	4,075	4,075
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,150	4,150
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	3,880	3,880
[1,2]	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,420	4,420
[1,2]	Florida Turnpike Authority Highway Revenue TOB VRDO	0.050%	5/3/21	29,710	29,710
[1,2]	Fort Lauderdale FL Parks & Recreation Project GO TOB VRDO	0.090%	5/6/21	8,600	8,600
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	0.070%	5/3/21	31,365	31,365
[1,2,4]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	10/1/21	10,000	10,000
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.110%	5/6/21	3,330	3,330
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.110%	5/6/21	11,400	11,400
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.110%	5/6/21	6,470	6,470
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.160%	5/6/21	12,000	12,000
[1,2]	Greater Orlando FL Aviation Authority Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.110%	5/6/21	6,595	6,595
[2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	1,900	1,900
[1,2]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	10,000	10,000
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Hillsborough FL Solid Waste & Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.260%	9/1/21	5,000	5,000
[1,2]	Lee Memorial Health System Florida Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	5,250	5,250
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.150%	5/6/21	11,250	11,250
[1,2]	Miami Beach FL Resort Tax Miscellaneous Taxes Revenue TOB VRDO	0.200%	5/6/21	26,160	26,160
[1,2]	Miami Beach FL Resort Tax Sewer Revenue TOB VRDO	0.090%	5/6/21	6,665	6,665
[1,2]	Miami Beach FL Water & Sewer Water Revenue TOB VRDO	0.090%	5/6/21	3,640	3,640
[1,2]	Miami-County FL Transit Sales Surtax Sales Tax Revenue TOB VRDO	0.090%	5/6/21	8,250	8,250
[1,2]	Miami-County FL Transit Sales Surtax Sales Tax Revenue TOB VRDO	0.100%	5/6/21	7,600	7,600
[1,2]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB VRDO	0.100%	5/6/21	4,000	4,000
[1,2]	Miami-Dade County FL Public Health Trust GO TOB VRDO	0.130%	5/6/21	7,000	7,000
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.070%	5/6/21	80,815	80,815
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.100%	5/6/21	6,810	6,810
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.100%	5/7/21	4,000	4,000
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.100%	5/7/21	2,500	2,500
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.100%	5/7/21	2,000	2,000
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.100%	5/7/21	3,480	3,480
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.060%	5/6/21	63,385	63,385
[1,2]	Orange County FL Sales Tax Revenue TOB VRDO	0.090%	5/6/21	10,230	10,230
[1,2]	Orange County FL Tourist Development Miscellaneous Taxes Revenue TOB VRDO	0.110%	5/6/21	16,665	16,665
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.060%	5/5/21	20,825	20,825
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.060%	5/5/21	15,740	15,740
[2]	Palm Beach County FL Industrial Revenue VRDO	0.110%	5/6/21	4,300	4,300
[1,2]	Reedy Creek FL Improvement District GO TOB VRDO	0.090%	5/6/21	7,600	7,600
[2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/5/21	6,175	6,175
[1,2,6]	Tampa Bay FL Water Utility System Water Revenue TOB VRDO	0.090%	5/6/21	10,080	10,080
[1,2]	Tampa FL Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	4,800	4,800
[4]	Tampa FL Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	11/26/21	13,500	13,500
					558,500
Georgia (2.1%)
[1,2]	Atlanta GA GO TOB VRDO	0.090%	5/6/21	10,000	10,000
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.090%	5/6/21	63,520	63,520
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.090%	5/6/21	6,670	6,670
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	2,460	2,460
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	37,660	37,660
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.120%	5/6/21	12,335	12,335
[1,2]	Burke County GA Development Authority Pollution Control Revenue TOB VRDO	0.120%	5/6/21	32,000	32,000
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	18,805	18,805
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	12,765	12,765
[1,2]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	4,325	4,325
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.090%	5/6/21	11,990	11,990
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.090%	5/6/21	4,800	4,800
[2]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	5/5/21	48,300	48,300
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,145	5,145
[1,2]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.100%	5/6/21	3,050	3,050
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.070%	5/5/21	34,940	34,940
[1,2]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.050%	5/3/21	35,950	35,950
					344,715
Hawaii (0.4%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/26/21	17,745	17,745
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/26/21	33,900	33,900
[1,2]	Honolulu HI City & County GO TOB VRDO	0.090%	5/6/21	7,350	7,350
					58,995
Idaho (0.0%)
[1,2]	Idaho Building Authority Lease Renewal Revenue TOB VRDO	0.100%	5/6/21	4,310	4,310
Illinois (4.2%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	5,980	5,980
[1,2]	Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.140%	5/6/21	12,000	12,000
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.090%	5/6/21	25,130	25,130
[1,2,7]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.140%	5/6/21	13,780	13,780
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	4,695	4,695
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.100%	5/6/21	52,285	52,285
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Illinois Development Finance Authority College & University Revenue VRDO	0.070%	5/6/21	8,700	8,700
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	5,850	5,850
	Illinois Educational Facilities Authority Revenue	0.120%	8/4/21	14,500	14,500
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	0.070%	5/6/21	7,185	7,185
[1,2]	Illinois Finance Authority College & University Revenue TOB VRDO	0.090%	5/6/21	6,665	6,665
	Illinois Finance Authority College & University Revenue VRDO	0.060%	5/5/21	63,960	63,960
	Illinois Finance Authority College & University Revenue VRDO	0.050%	5/6/21	10,676	10,676
[2]	Illinois Finance Authority College & University Revenue VRDO	0.070%	5/6/21	20,720	20,720
[2]	Illinois Finance Authority College & University Revenue VRDO	0.120%	5/6/21	10,000	10,000
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	11/26/21	6,450	6,450
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	10,000	10,000
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	58,415	58,415
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	9,000	9,000
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	11,760	11,760
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	12,185	12,185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	46,015	46,015
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	26,595	26,595
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	15,700	15,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	5,500	5,500
[1,2]	Illinois Finance Authority Lease Revenue TOB VRDO	0.090%	5/6/21	2,250	2,250
[1,2]	Illinois Finance Authority Lease Revenue TOB VRDO	0.090%	5/6/21	7,805	7,805
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	0.060%	5/6/21	21,675	21,675
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.060%	5/5/21	9,800	9,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.080%	5/5/21	16,950	16,950
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.070%	5/6/21	43,015	43,015
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/5/21	30,000	30,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	18,285	18,285
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.080%	5/6/21	9,850	9,850
[1,2]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	0.150%	5/6/21	3,100	3,100
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	13,000	13,000
[2]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	0.080%	5/6/21	8,500	8,500
[1,2]	Will County IL GO TOB VRDO	0.080%	5/6/21	20,280	20,280
					708,256
Indiana (0.9%)
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	2,500	2,500
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	12,000	12,000
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	2,550	2,550
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	8,820	8,820
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	27,915	27,915
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	48,525	48,525
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	5/6/21	7,290	7,290
	Indiana Finance Authority Lease Revenue VRDO	0.060%	5/6/21	19,815	19,815
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	8,225	8,225
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB VRDO	0.150%	5/7/21	7,000	7,000
[1,2]	Indianapolis IN Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.180%	5/6/21	15,000	15,000
					159,640
Iowa (0.4%)
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	6,505	6,505
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	19,805	19,805
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.040%	5/6/21	18,065	18,065
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.050%	5/6/21	6,000	6,000
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	20,000	20,000
					70,375
Kansas (0.3%)
[1,2]	Kansas Department of Transportation Highway Fuel Sales Tax Revenue TOB VRDO	0.090%	5/6/21	8,000	8,000
[1,2]	Kansas Development Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	940	940
[1,2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	7,935	7,935
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.090%	5/6/21	10,100	10,100
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.190%	5/6/21	12,400	12,400
					46,875
Kentucky (0.3%)
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	21,835	21,835
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Miscellaneous Revenue TOB VRDO	0.090%	5/6/21	6,945	6,945
[1,2]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.090%	5/6/21	7,190	7,190
[1,2,4]	Kentucky Property & Building Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.260%	11/1/21	6,000	6,000
[1,2,3]	University of Louisville College & University Revenue TOB VRDO	0.100%	5/6/21	2,800	2,800
					44,770
Louisiana (0.3%)
[1,2]	Louisiana Gasoline & Fuel Tax Fuel Sales Tax Revenue TOB VRDO	0.090%	5/6/21	8,250	8,250
[1,2]	Louisiana GO TOB VRDO	0.090%	5/6/21	18,335	18,335
[1,2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	7,110	7,110
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	2,300	2,300
[1,2,3]	Louisiana State Public Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,000	6,000
[1,2]	New Orleans LA Sewage Service Sewer Revenue TOB VRDO	0.100%	5/6/21	4,000	4,000
					45,995
Maine (0.3%)
[1,2]	Maine Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.100%	5/6/21	10,040	10,040
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	0.100%	5/6/21	28,000	28,000
					45,540
Maryland (0.6%)
	Baltimore County MD BAN GO	4.000%	3/23/22	12,630	13,064
[1,2]	Baltimore MD Project Sewer Revenue TOB VRDO	0.090%	5/6/21	1,000	1,000
[1,2]	Baltimore MD Project Sewer Revenue TOB VRDO	0.090%	5/6/21	5,080	5,080
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	7,650	7,650
[1,2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	0.110%	5/6/21	6,210	6,210
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,665	6,665
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	7,390	7,390
[2]	Maryland Health & Higher Educational Facilities Authority Miscellaneous Revenue (Pooled Loan Program) VRDO	0.120%	5/6/21	2,660	2,660
[2]	Maryland State Transportation Authority Port, Airport & Marina Revenue VRDO	0.100%	5/6/21	38,640	38,640
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	0.050%	5/3/21	6,595	6,595
					94,954
Massachusetts (0.9%)
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.090%	5/6/21	20,000	20,000
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.060%	5/5/21	19,725	19,725
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	5/6/21	4,000	4,000
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	7,430	7,430
[1,2]	Massachusetts GO TOB VRDO	0.090%	5/6/21	15,000	15,000
[1,2]	Massachusetts GO TOB VRDO	0.090%	5/6/21	10,000	10,000
[1,2]	Massachusetts GO TOB VRDO	0.100%	5/6/21	3,750	3,750
[1,2]	Massachusetts GO TOB VRDO	0.100%	5/6/21	3,335	3,335
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.080%	5/6/21	935	935
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.040%	5/3/21	27,100	27,100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	5,800	5,800
[1,2]	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.070%	5/6/21	4,600	4,600
	Massachusetts Water Resources Authority Water Revenue VRDO	0.060%	5/6/21	7,810	7,810
[1,2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	0.070%	5/6/21	3,935	3,935
[1,2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	0.080%	5/6/21	8,000	8,000
[1,2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
					148,920
Michigan (3.3%)
[1,2,8]	Clarkston MI Community Schools GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[4]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	11/26/21	40,255	40,255
[1,2]	Michigan Building Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	5/6/21	8,500	8,500
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	42,545	42,545
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,780	3,780
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,000	3,000
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	8,215	8,215
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	29,820	29,820
	Michigan Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/5/21	40,120	40,120
[1,2]	Michigan Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Michigan State Building Authority Lease (Appropriation) Revenue TOB VRDO	0.130%	5/6/21	6,670	6,670
	Michigan State Building Authority Revenue	0.130%	6/10/21	90,000	90,000
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Michigan State Finance Authority Lease Revenue TOB VRDO	0.120%	5/6/21	4,000	4,000
[1,2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	9,400	9,400
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	10,390	10,390
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	53,800	53,800
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	26,530	26,530
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	48,665	48,665
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.100%	5/5/21	42,315	42,315
	Michigan State University Revenue	0.130%	6/17/21	17,300	17,300
[1,2]	Michigan Trunk Line Fuel Tax Revenue TOB VRDO	0.090%	5/6/21	11,795	11,795
[2]	Oakland University College & University Revenue VRDO	0.060%	5/5/21	5,800	5,800
[1,2,8]	Trenton MI Public Schools School District GO TOB VRDO	0.090%	5/6/21	5,780	5,780
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.090%	5/6/21	2,892	2,892
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.090%	5/6/21	2,700	2,700
	University of Michigan College & University Revenue VRDO	0.040%	5/6/21	23,985	23,985
					555,757
Minnesota (1.9%)
[1]	Invesco Trust Putter TOB VRDO	0.240%	5/3/21	211,980	211,980
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	70,485	70,485
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	13,670	13,670
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	5/6/21	13,150	13,150
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	0.060%	5/6/21	5,250	5,250
[1,2]	Western Minnesota Municipal Power Agency Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	6,665	6,665
					321,200
Mississippi (0.2%)
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	0.060%	5/6/21	38,250	38,250
Missouri (2.2%)
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	8,900	8,900
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.040%	5/3/21	1,180	1,180
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	7,000	7,000
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	14,650	14,650
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/6/21	20,000	20,000
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	7,530	7,530
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	10,685	10,685
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	2,000	2,000
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/5/21	15,370	15,370
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	46,875	46,875
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	21,550	21,550
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	8,800	8,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	22,935	22,935
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	77,200	77,200
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	50,000	50,000
[1,2]	Missouri State Public Utilities Commission Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/7/21	7,500	7,500
[1,2]	North Kansas City MO School District GO TOB VRDO	0.050%	5/3/21	19,900	19,900
[1,2]	St. Louis MO Sewer & Wastewater Sewer Revenue TOB VRDO	0.080%	5/6/21	8,010	8,010
[1,2]	St. Louis MO Sewer & Wastewater Sewer Revenue TOB VRDO	0.090%	5/6/21	5,000	5,000
					366,585
Multiple States (7.8%)
[1,2,4]	BlackRock MuniYield Quality Fund III Inc. VRDO VRDP	0.150%	5/6/21	176,000	176,000
[1,2,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.090%	5/6/21	41,650	41,650
[1,2,9]	FHLMC Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	2,996	2,996
[1,2]	FHLMC Multifamily Housing Revenue TOB VRDO	0.080%	5/6/21	78,375	78,375
[1,2]	Invesco Trust Putter TOB VRDO	0.240%	5/3/21	125,000	125,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	5/6/21	55,500	55,500
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.120%	5/6/21	143,900	143,900
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.120%	5/6/21	105,200	105,200
[1,2]	Nuveen Municipal Credit Income Fund TOB VRDO VRDP	0.240%	5/3/21	122,100	122,100
[1,2]	Nuveen Municipal Credit Income Fund VRDO VRDP	0.150%	5/6/21	196,000	196,000
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	0.240%	5/3/21	9,925	9,925
[1,2]	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	0.170%	5/6/21	33,000	33,000
[1,2]	Western Asset Intermediate Muni Fund Inc. VRDO VRDP	0.150%	5/6/21	18,200	18,200
[1,2]	Western Asset Managed Municipals Fund Inc. VRDO VRDP	0.150%	5/6/21	144,575	144,575
[1,2]	Western Asset Municipal Partners Fund Inc. VRDO VRDP	0.150%	5/6/21	53,900	53,900
					1,306,321
Nebraska (1.0%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	3,670	3,670
[2]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	5,155	5,155
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	15,000	15,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	29,715	29,715
[1,2,3,10]	Nebraska Public Power Generation Agency GO TOB VRDO	0.080%	5/6/21	76,870	76,870
[1,2,3,10]	Nebraska Public Power Generation Agency Revenue TOB VRDO	0.080%	5/6/21	27,500	27,500
[1,2]	Omaha NE Public Power District Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	7,400	7,400
					165,310
Nevada (0.9%)
[1,2]	Clark County NV GO TOB VRDO	0.050%	5/3/21	11,805	11,805
[1,2]	Clark County NV GO TOB VRDO	0.090%	5/6/21	11,000	11,000
[1,2]	Clark County NV GO TOB VRDO	0.100%	5/7/21	4,910	4,910
	Clark County NV GO VRDO	0.110%	5/5/21	33,005	33,005
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	0.090%	5/6/21	12,280	12,280
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.090%	5/6/21	10,000	10,000
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.090%	5/6/21	22,475	22,475
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.090%	5/6/21	16,500	16,500
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.100%	5/6/21	7,185	7,185
[1]	Nevada Department of Business & Industry Economic Development Revenue PUT	0.500%	7/1/21	10,000	10,000
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	0.050%	5/3/21	19,610	19,610
					158,770
New Jersey (1.0%)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue VRDO	0.040%	5/5/21	7,000	7,000
	Hudson County Improvement Authority Lease (Appropriation) Revenue	1.500%	4/28/22	3,000	3,039
[2]	New Jersey Economic Development Authority Industrial Revenue VRDO	0.090%	5/6/21	8,000	8,000
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.100%	5/6/21	4,460	4,460
[1,2]	New Jersey Economic Development Authority Natural Gas Revenue TOB VRDO	0.120%	5/7/21	13,575	13,575
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	3,330	3,330
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	6,000	6,000
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	4,000	4,000
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/6/21	3,900	3,900
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	5/6/21	600	600
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.130%	5/6/21	2,500	2,500
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.120%	5/7/21	10,630	10,630
[1,2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,180	5,180
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	4,000	4,000
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	5/6/21	30,875	30,875
[1,2]	New Jersey State Transportation Trust Fund Authority Transit Fuel Sales Tax Revenue TOB VRDO	0.090%	5/6/21	4,250	4,250
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.100%	5/7/21	5,000	5,000
[1,2]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.090%	5/7/21	5,735	5,735
	Union County NJ BAN GO	4.000%	6/18/21	40,000	40,187
[1,2]	Union County NJ Utilities Authority Lease (Non-Terminable) Revenue TOB VRDO	0.140%	5/6/21	8,815	8,815
					171,076
New Mexico (0.5%)
[1,2]	New Mexico Educational Assistance Foundation Student Loan Revenue TOB VRDO	0.140%	5/6/21	37,425	37,425
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	3,800	3,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	35,755	35,755
					76,980
New York (13.1%)
[1,2,4]	BlackRock MuniYield New York Quality Fund Inc. VRDO VRDP	0.140%	5/6/21	87,300	87,300
	Levittown Union Free School District GO	1.500%	6/25/21	35,000	35,064
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	0.080%	5/5/21	6,130	6,130
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	20,665	20,665
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	16,985	16,985
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	26,950	26,950
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	26,975	26,975
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	25,000	25,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	35,000	35,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	28,030	28,030
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	25,450	25,450
[1,2]	New York City Housing Development Corp. Local Or Guranteed Housing Revenue TOB VRDO	0.090%	5/6/21	3,000	3,000
[1,2]	New York City NY GO TOB VRDO	0.060%	5/3/21	44,215	44,215
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,380	4,380
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,730	6,730
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,455	4,455
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	5/3/21	25,400	25,400
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	5/6/21	11,000	11,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	5/6/21	20,000	20,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.120%	5/6/21	16,940	16,940
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	5/7/21	16,800	16,800
[2]	New York City NY Municipal Water Finance Authority Water Revenue VRDO	0.040%	5/3/21	31,775	31,775
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.090%	5/6/21	9,920	9,920
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.090%	5/6/21	2,510	2,510
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.090%	5/6/21	4,000	4,000
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	5/6/21	11,000	11,000
[1,2]	New York City Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.090%	5/6/21	1,500	1,500
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	5/6/21	3,085	3,085
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.090%	5/6/21	4,600	4,600
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.090%	5/6/21	8,405	8,405
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.090%	5/6/21	8,700	8,700
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.100%	5/6/21	6,965	6,965
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	5/3/21	27,900	27,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	5/3/21	62,485	62,485
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	5/6/21	59,605	59,605
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	5/6/21	29,000	29,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	5/6/21	20,295	20,295
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.060%	5/3/21	21,700	21,700
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Sewer Revenue VRDO	0.040%	5/3/21	2,500	2,500
[1,2]	New York City Water & Sewer System Water Revenue TOB VRDO	0.080%	5/6/21	4,800	4,800
	New York City Water & Sewer System Water Revenue VRDO	0.020%	5/3/21	27,310	27,310
	New York City Water & Sewer System Water Revenue VRDO	0.030%	5/3/21	1,300	1,300
	New York City Water & Sewer System Water Revenue VRDO	0.030%	5/3/21	4,600	4,600
	New York City Water & Sewer System Water Revenue VRDO	0.030%	5/3/21	1,805	1,805
	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	35,135	35,135
	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	31,435	31,435
[2]	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	19,050	19,050
	New York City Water & Sewer System Water Revenue VRDO	0.050%	5/6/21	10,040	10,040
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	34,260	34,260
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	61,240	61,240
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	34,775	34,775
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/6/21	18,405	18,405
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/6/21	4,315	4,315
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	5/6/21	13,085	13,085
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.250%	5/6/21	3,000	3,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.070%	5/3/21	12,420	12,420
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	33,740	33,740
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.080%	5/5/21	35,000	35,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.100%	5/5/21	3,585	3,585
[1,2]	New York NY GO TOB VRDO	0.090%	5/6/21	8,750	8,750
[1,2]	New York NY GO TOB VRDO	0.090%	5/6/21	3,935	3,935
[1,2]	New York NY GO TOB VRDO	0.090%	5/6/21	4,815	4,815
[2]	New York NY GO VRDO	0.030%	5/3/21	14,580	14,580
	New York NY GO VRDO	0.030%	5/3/21	12,050	12,050
	New York NY GO VRDO	0.030%	5/3/21	17,500	17,500
	New York NY GO VRDO	0.040%	5/3/21	21,800	21,800
[2]	New York NY GO VRDO	0.060%	5/5/21	97,380	97,380
[2]	New York NY GO VRDO	0.060%	5/6/21	51,095	51,095
[2]	New York NY GO VRDO	0.060%	5/6/21	8,600	8,600
[2]	New York NY GO VRDO	0.060%	5/6/21	30,895	30,895
[2]	New York NY GO VRDO	0.070%	5/6/21	3,375	3,375
[2]	New York NY GO VRDO	0.070%	5/6/21	22,415	22,415
[2]	New York NY GO VRDO	0.080%	5/6/21	20,400	20,400
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	5/6/21	33,670	33,670
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Highway Revenue (Personal Income Tax) TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	5/6/21	5,625	5,625
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	5/6/21	8,000	8,000
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	5/6/21	54,375	54,375
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	5/6/21	5,950	5,950
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	5/7/21	5,000	5,000
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.080%	5/6/21	2,200	2,200
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	22,745	22,745
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	16,265	16,265
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	20,760	20,760
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	7,000	7,000
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.100%	5/6/21	21,870	21,870
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.090%	5/6/21	4,000	4,000
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.070%	5/5/21	38,100	38,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	43,700	43,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	29,484	29,484
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	17,450	17,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	44,600	44,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	13,400	13,400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	68,800	68,800
[2]	New York State Housing Finance Agency Local Or Guranteed Housing Revenue VRDO	0.090%	5/5/21	9,875	9,875
[2]	New York State Housing Finance Agency Local Or Guranteed Housing Revenue VRDO	0.090%	5/5/21	6,425	6,425
[2]	New York State Housing Finance Agency Miscellaneous Revenue VRDO	0.110%	5/5/21	265	265
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.050%	5/6/21	19,635	19,635
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	20,870	20,870
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	7,440	7,440
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	36,200	36,200
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	22,385	22,385
	North Hempstead NY BAN GO	1.500%	3/25/22	17,864	18,077
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.140%	5/6/21	33,700	33,700
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.090%	5/6/21	14,000	14,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.090%	5/6/21	2,085	2,085
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	37,500	37,500
					2,208,255
North Carolina (1.4%)
[1,2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	7,495	7,495
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	78,020	78,020
[1,2]	Forsyth County NC GO TOB VRDO	0.050%	5/3/21	27,045	27,045
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.090%	5/6/21	2,285	2,285
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.090%	5/6/21	22,065	22,065
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue TOB VRDO	0.090%	5/6/21	1,900	1,900
[2,11]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	10,815	10,815
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	1,595	1,595
[1,2]	North Carolina Housing Finance Agency Homeownership Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	1,670	1,670
[1,2]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,360	6,360
[1,2]	North Carolina Medical Care Commission Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,750	3,750
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	11/26/21	17,750	17,750
[1,2]	North Carolina Revenue TOB VRDO	0.090%	5/6/21	6,800	6,800
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.090%	5/6/21	8,455	8,455
[1,2]	North Carolina Turnpike Authority Government Fund/Grant Revenue TOB VRDO	0.090%	5/6/21	16,082	16,082
	University of North Carolina at Chapel Hill College & University Revenue VRDO	0.030%	5/5/21	1,690	1,690
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	19,630	19,630
[1,2]	University of North Carolina Hospitals at Chapel Hill Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/7/21	645	645
					234,052
North Dakota (0.1%)
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,200	6,200
[1,2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,060	6,060
					12,260
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (3.2%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	38,575	38,575
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	5,240	5,240
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	12,300	12,300
	American Municipal Power Inc. Lease Revenue BAN	1.500%	6/24/21	6,750	6,761
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.070%	5/6/21	10,600	10,600
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.080%	5/6/21	18,000	18,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.080%	5/6/21	20,000	20,000
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	0.080%	5/6/21	4,735	4,735
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.110%	5/5/21	36,135	36,135
[1,2]	Erie County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	32,960	32,960
[1,2]	Euclid OH City School District GO TOB VRDO	0.090%	5/6/21	11,200	11,200
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	50,550	50,550
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	11,915	11,915
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/6/21	27,640	27,640
[2]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	1,620	1,620
[1,2]	Franklin County OH Hospital Facilities Lease Revenue TOB VRDO	0.100%	5/6/21	2,665	2,665
[4]	Hamilton County OH Health, Hospital, Nursing Home Revenue PUT	0.060%	5/7/21	32,140	32,140
[1,2]	Hamilton County OH Sewer System Sewer Revenue TOB VRDO	0.090%	5/6/21	12,750	12,750
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	0.070%	5/6/21	1,625	1,625
[1,2]	Miami County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	3,000	3,000
[1,2]	Montgomery County OH Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,700	6,700
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.090%	5/6/21	6,800	6,800
[1,2]	Northeast Ohio Regional Sewer District Sewer Revenue TOB VRDO	0.090%	5/6/21	3,750	3,750
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	38,710	38,710
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	15,520	15,520
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	24,375	24,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	3,900	3,900
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	10,000	10,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	5/5/21	20,755	20,755
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Ohio Housing Finance Agency Residential Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,960	4,960
	Ohio Lease (Appropriation) VRDO	0.050%	5/5/21	15,000	15,000
	Ohio State University College & University Revenue VRDO	0.030%	5/5/21	6,525	6,525
	Ohio State University College & University Revenue VRDO	0.050%	5/5/21	1,235	1,235
	Ohio State University College & University Revenue VRDO	0.050%	5/5/21	1,870	1,870
	Ohio State University College & University Revenue VRDO	0.050%	5/5/21	1,900	1,900
	Ohio State University College & University Revenue VRDO	0.050%	5/5/21	3,350	3,350
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.120%	5/6/21	5,750	5,750
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.120%	5/6/21	5,750	5,750
	Ohio State University General Receipts Revenue	0.140%	6/1/21	5,190	5,190
[1,2]	Toledo OH Waterworks Water Revenue TOB VRDO	0.100%	5/6/21	8,000	8,000
					530,451
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	14,400	14,400
[1,2]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
					21,900
Oregon (1.2%)
[2]	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	6,975	6,975
[1,2]	Multnomah and Clackamas Counties OR School District GO TOB VRDO	0.090%	5/6/21	4,750	4,750
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	0.080%	5/6/21	33,255	33,255
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.080%	5/6/21	44,000	44,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	0.080%	5/6/21	32,620	32,620
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	0.110%	5/6/21	585	585
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.100%	5/6/21	15,000	15,000
[1,2]	Oregon Housing & Community Services Department Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	9,170	9,170
	Oregon State Facilities Authority College & University Revenue (Reed College Projects) VRDO	0.080%	5/6/21	33,345	33,345
[1,2]	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	0.090%	5/6/21	5,000	5,000
					197,840
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania (6.0%)
[1,2]	Allegheny County PA GO TOB VRDO	0.110%	5/7/21	5,340	5,340
[1,2]	Allegheny County PA Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	5/3/21	100,845	100,845
[2]	Beaver County IDA Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	7,515	7,515
[1,2]	BlackRock MuniYield Pennsylvania Quality Fund VRDO VRDP	0.140%	5/6/21	44,100	44,100
	Butler County General Authority Miscellaneous Revenue VRDO	0.080%	5/6/21	24,945	24,945
[2]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	10,770	10,770
[1,2,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB VRDO	0.090%	5/6/21	13,695	13,695
[1,2]	Dubois PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	2,250	2,250
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.060%	5/5/21	7,300	7,300
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	4,570	4,570
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	11,935	11,935
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	7,500	7,500
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	6,955	6,955
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	3,750	3,750
[1,2]	Geisinger Authority Health System Pennsylvania Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	5,330	5,330
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.100%	5/6/21	6,690	6,690
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	14,250	14,250
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,765	6,765
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,410	3,410
[1,2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	3,750	3,750
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,850	5,850
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/7/21	2,395	2,395
[1,2]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/7/21	3,900	3,900
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	100,000	100,000
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	20,785	20,785
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Montgomery County PA Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	2,660	2,660
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.060%	5/6/21	9,940	9,940
[1,2]	Northampton County PA General Purpose Authority College & University Revenue TOB VRDO	0.090%	5/7/21	9,685	9,685
[2]	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue VRDO	0.060%	5/5/21	23,300	23,300
[2]	Pennsylvania Economic Development Financing Authority Water Revenue VRDO	0.090%	5/6/21	12,000	12,000
[1,2]	Pennsylvania GO TOB VRDO	0.090%	5/7/21	10,400	10,400
[1,2]	Pennsylvania GO TOB VRDO	0.090%	5/7/21	10,000	10,000
[1,2]	Pennsylvania GO TOB VRDO	0.090%	5/7/21	8,750	8,750
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	5,340	5,340
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	2,000	2,000
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/7/21	5,865	5,865
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/7/21	12,285	12,285
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	12,240	12,240
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	10,165	10,165
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.100%	5/6/21	8,965	8,965
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.110%	5/6/21	5,705	5,705
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.100%	5/7/21	14,605	14,605
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.100%	5/7/21	7,500	7,500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	29,400	29,400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	7,165	7,165
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.090%	5/5/21	5,900	5,900
	Pennsylvania Infrastructure Investment Authority Revenue	0.110%	5/4/21	20,356	20,356
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.090%	5/6/21	6,400	6,400
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.090%	5/6/21	3,000	3,000
[1,2]	Pennsylvania State University College & University Revenue TOB VRDO	0.090%	5/7/21	5,600	5,600
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	5/6/21	100,300	100,300
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	5/6/21	7,850	7,850
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	5/6/21	11,105	11,105
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	5/3/21	4,990	4,990
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	5/3/21	11,900	11,900
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	0.090%	5/6/21	5,600	5,600
[1,2]	Philadelphia PA Airport Port, Airport & Marina Revenue TOB VRDO	0.150%	5/7/21	12,070	12,070
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.050%	5/5/21	37,050	37,050
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue VRDO	0.070%	5/5/21	15,050	15,050
[1,2]	Philadelphia PA Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,275	3,275
[1,2]	Philadelphia PA Authority for Industrial Development Local or Guaranteed Housing Revenue TOB VRDO	0.100%	5/7/21	5,695	5,695
[1,2]	Philadelphia PA School District GO TOB VRDO	0.090%	5/6/21	4,275	4,275
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	0.100%	5/6/21	6,000	6,000
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,000	3,000
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,670	6,670
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	8,965	8,965
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	9,600	9,600
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	5/6/21	7,485	7,485
[1,2]	State College PA Area School District GO TOB VRDO	0.090%	5/6/21	5,400	5,400
[2]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	0.090%	5/6/21	7,295	7,295
	Washington County Authority College & University Revenue VRDO	0.030%	5/6/21	45,050	45,050
[1,2,7]	Wilkes-Barre PA Area School District GO TOB VRDO	0.100%	5/7/21	2,280	2,280
					1,002,226
Rhode Island (0.0%)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.060%	5/5/21	1,780	1,780
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.060%	5/5/21	3,560	3,560
					5,340
South Carolina (0.9%)
[1,2]	Charleston SC Waterworks & Sewer Capital Improvement Water Revenue TOB VRDO	0.090%	5/6/21	20,000	20,000
[1,2]	Lancaster County SC School District TOB VRDO	0.110%	5/6/21	5,460	5,460
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	7,795	7,795
[1,2]	South Carolina Jobs Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	6,955	6,955
[1,2]	South Carolina Jobs Economic Development Authority Hospital Revenue TOB VRDO	0.110%	5/7/21	30,750	30,750
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	0.090%	5/6/21	34,555	34,555
[2]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.060%	5/6/21	900	900
[1,2]	South Carolina Ports Authority Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	6,705	6,705
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.120%	5/5/21	28,790	28,790
[1,2,4]	South Carolina Transportation Infrastructure Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.260%	10/1/21	5,000	5,000
					146,910
South Dakota (0.1%)
[1,2]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,145	4,145
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	5/6/21	18,200	18,200
					22,345
Tennessee (3.2%)
[2]	Blount County Industrial Development Board Miscellaneous Revenue VRDO	0.130%	5/5/21	6,500	6,500
[2]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.130%	5/5/21	12,805	12,805
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.130%	5/6/21	27,710	27,710
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	0.130%	5/6/21	15,545	15,545
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	1,405	1,405
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	97,180	97,180
[1,2]	Harpeth Valley TN Utilities District Water Revenue TOB VRDO	0.090%	5/6/21	6,205	6,205
	Memphis TN GO	0.120%	6/3/21	19,750	19,750
[1,2]	Memphis TN GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Memphis TN GO TOB VRDO	0.090%	5/6/21	8,075	8,075
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.050%	5/3/21	33,210	33,210
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.100%	5/6/21	7,500	7,500
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	0.100%	5/7/21	25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	0.140%	6/17/21	25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	0.130%	6/24/21	25,000	25,000
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	5,745	5,745
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	8,860	8,860
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	0.130%	5/6/21	31,800	31,800
[2]	Sevier County TN Public Building Authority Water Revenue VRDO	0.130%	5/6/21	10,710	10,710
	Shelby County TN GO VRDO	0.060%	5/6/21	76,350	76,350
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	6,825	6,825
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	8,895	8,895
[1,2]	Tennessee School Bond Authority Higher Educational Facilities College & University Revenue TOB VRDO	0.100%	5/6/21	19,040	19,040
	Tennessee State GO	0.120%	6/23/21	25,000	25,000
	Tennessee State GO	0.130%	7/13/21	15,000	15,000
	Tennessee State GO	0.140%	7/29/21	16,000	16,000
					540,110
Texas (11.9%)
[1,2]	Alamo Regional Mobility Authority Miscellaneous Revenue TOB VRDO	0.120%	5/6/21	7,500	7,500
[1,2]	Aldine TX Independent School District GO TOB VRDO	0.090%	5/6/21	8,205	8,205
[1,2]	Austin TX Independent School District GO TOB VRDO	0.090%	5/6/21	15,225	15,225
[1,2]	Bexar TX Hospital District GO TOB VRDO	0.100%	5/7/21	11,480	11,480
	Board of Regents of the University of Texas System College & University Revenue	0.120%	7/6/21	10,000	10,000
	Board of Regents of the University of Texas System College & University Revenue	0.120%	7/7/21	24,478	24,478
[2]	Board of Regents of the University of Texas System College & University Revenue VRDO	0.030%	5/6/21	27,980	27,980
[2]	Board of Regents of the University of Texas System College & University Revenue VRDO	0.030%	5/6/21	14,180	14,180
[2]	Board of Regents of the University of Texas System College & University Revenue VRDO	0.050%	5/6/21	58,360	58,360
[1,2]	Conroe TX Independent School District GO TOB VRDO	0.050%	5/3/21	7,410	7,410
[1,2]	Corpus Christi TX Independent School District GO TOB VRDO	0.090%	5/6/21	5,265	5,265
[1,2]	Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.050%	5/3/21	3,575	3,575
[1,2]	Dallas TX GO TOB VRDO	0.090%	5/6/21	4,780	4,780
[1,2]	Dallas TX Waterworks & Sewer System Water Revenue TOB VRDO	0.080%	5/6/21	6,000	6,000
	Denton Independent School District GO VRDO	0.060%	5/6/21	27,705	27,705
[1,2]	Duncanville TX Independent School District GO TOB VRDO	0.090%	5/6/21	9,500	9,500
[1,2]	El Paso TX GO TOB VRDO	0.090%	5/6/21	7,000	7,000
[1,2]	El Paso TX GO TOB VRDO	0.090%	5/6/21	4,750	4,750
[1,2]	El Paso TX Independent School District GO TOB VRDO	0.100%	5/6/21	3,330	3,330
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.090%	5/6/21	35,640	35,640
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.090%	5/6/21	8,625	8,625
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.100%	5/6/21	23,145	23,145
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.100%	5/6/21	16,775	16,775
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.130%	5/6/21	18,300	18,300
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.100%	5/7/21	19,765	19,765
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	21,150	21,150
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	66,400	66,400
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	5/3/21	32,405	32,405
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	21,770	21,770
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	15,000	15,000
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	36,825	36,825
	Harris County TX	0.100%	6/3/21	39,325	39,325
	Harris County TX GO	0.100%	5/4/21	45,980	45,980
[1,2,3]	Harris County TX GO TOB VRDO	0.090%	5/6/21	8,070	8,070
[1,2]	Harris County TX GO TOB VRDO	0.090%	5/6/21	10,000	10,000
[1,2,3]	Harris County TX GO TOB VRDO	0.090%	5/6/21	8,160	8,160
[1,2]	Harris County TX Highway Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
	Houston TX	0.100%	5/3/21	20,000	20,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	5/6/21	37,800	37,800
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	5/6/21	13,890	13,890
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	5/6/21	28,200	28,200
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	5/6/21	95,995	95,995
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.060%	5/6/21	50,000	50,000
[1,2]	Houston TX Community College System GO TOB VRDO	0.090%	5/6/21	11,250	11,250
[1,2]	Houston TX Community College System GO TOB VRDO	0.090%	5/6/21	5,560	5,560
[1,2]	Houston TX GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Humble TX Independent School District GO TOB VRDO	0.080%	5/6/21	16,000	16,000
[1,2]	Lamar TX Consolidated Independent School District GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Lone Star TX College System GO TOB VRDO	0.090%	5/6/21	19,065	19,065
	Mesquite Independent School District GO VRDO	0.160%	5/6/21	11,405	11,405
[1,2]	Montgomery TX Independent School District GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,985	3,985
[1,2]	North Texas Municipal Water District Water System Water Revenue TOB VRDO	0.050%	5/3/21	50,560	50,560
[1,2]	North Texas Tollway Authority Highway Revenue TOB VRDO	0.090%	5/6/21	24,300	24,300
[2]	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.050%	5/6/21	23,805	23,805
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.050%	5/6/21	16,270	16,270
[1,2]	Princeton TX Independent School District GO TOB VRDO	0.090%	5/6/21	5,600	5,600
	Red River Education Finance Corp. College & University Revenue VRDO	0.060%	5/5/21	14,300	14,300
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	San Antonio TX Public Facilities Corp. Lease (Appropriation) Revenue TOB VRDO	0.090%	5/6/21	10,705	10,705
	San Antonio TX Water System Revenue	0.100%	5/3/21	73,060	73,060
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	26,000	26,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	37,945	37,945
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	10,400	10,400
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	10,590	10,590
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	16,690	16,690
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	46,685	46,685
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	5,085	5,085
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/6/21	28,980	28,980
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	14,105	14,105
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,555	5,555
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,250	6,250
[1,2]	Tarrant TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	10,760	10,760
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	3,290	3,290
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,495	5,495
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,885	5,885
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	2,515	2,515
[1,2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,680	4,680
[2]	Texas Department of Housing & Community Affairs Local Or Guranteed Housing Revenue VRDO	0.120%	5/5/21	14,705	14,705
	Texas General Fund Revenue TRAN	4.000%	8/26/21	2,000	2,024
31

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	0.060%	5/5/21	21,780	21,780
[2]	Texas GO VRDO	0.060%	5/5/21	46,060	46,060
	Texas GO VRDO	0.060%	5/5/21	30,305	30,305
	Texas GO VRDO	0.090%	5/5/21	10,895	10,895
	Texas GO VRDO	0.090%	5/5/21	23,160	23,160
	Texas GO VRDO	0.090%	5/5/21	17,305	17,305
	Texas GO VRDO	0.090%	5/5/21	55,100	55,100
	Texas Local or Guaranteed Housing Revenue GO VRDO	0.090%	5/5/21	14,300	14,300
	Texas State University System Financing Revenue	0.100%	5/19/21	16,965	16,965
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.080%	5/6/21	7,500	7,500
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.090%	5/6/21	10,135	10,135
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.100%	5/6/21	6,640	6,640
[1,2]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	0.090%	5/7/21	10,000	10,000
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.090%	5/6/21	5,900	5,900
[1,2]	Texas Water Development Board Water Revenue TOB VRDO	0.090%	5/6/21	27,060	27,060
	University North Texas University Revenue Financing System	0.150%	5/26/21	10,700	10,700
	University of Texas Permanent University Fund Revenue	0.070%	5/12/21	25,000	25,000
	University of Texas Permanent University Fund Revenue	0.070%	5/19/21	25,000	25,000
	University of Texas Permanent University Fund Revenue	0.070%	5/20/21	25,000	25,000
	University of Texas Permanent University Fund Revenue	0.130%	6/9/21	25,000	25,000
	University of Texas System College & University Revenue	0.070%	5/18/21	20,000	20,000
	University of Texas System College & University Revenue	0.110%	5/19/21	25,000	25,000
	University of Texas System College & University Revenue	0.120%	5/21/21	7,295	7,295
	University of Texas System College & University Revenue	0.160%	6/16/21	7,735	7,735
[2]	University of Texas System College & University Revenue VRDO	0.050%	5/6/21	5,345	5,345
[1,2]	Whitehouse Independent School District GO TOB VRDO	0.090%	5/6/21	4,750	4,750
					2,002,032
Utah (1.0%)
[1,2]	Intermountain Power Agency Utah Power Supply Revenue TOB VRDO	0.090%	5/6/21	7,355	7,355
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/6/21	39,600	39,600
[1,2]	Utah Board of Regents Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	5,160	5,160
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	2,880	2,880
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	31,625	31,625
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	39,065	39,065
32

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	14,085	14,085
[1,2]	Utah Transit Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	6,670	6,670
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	2,100	2,100
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	18,300	18,300
					166,840
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	17,430	17,430
Virginia (1.5%)
[1,2]	Alexandria VA GO TOB VRDO	0.110%	5/6/21	4,800	4,800
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	52,825	52,825
[1,2]	Fairfax County Water Authority Water Revenue GO TOB VRDO	0.080%	5/6/21	7,500	7,500
[1,2,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.080%	5/6/21	69,010	69,010
[1,2]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.100%	5/7/21	3,500	3,500
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.090%	5/6/21	11,250	11,250
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.090%	5/6/21	7,830	7,830
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.090%	5/6/21	4,865	4,865
[1,2]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	0.100%	5/7/21	2,825	2,825
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	38,710	38,710
[1,2]	Portsmouth VA GO TOB VRDO	0.050%	5/3/21	4,675	4,675
[1,2]	Roanoke VA Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	8,230	8,230
[1,2]	Roanoke VA Economic Development Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	5,335	5,335
[1,2]	University of Virginia College & University Revenue TOB VRDO	0.110%	5/6/21	5,300	5,300
[1,2]	Virginia Housing Development Authority Commonwealth Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/7/21	5,000	5,000
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	6,135	6,135
[1,2]	Virginia TOB Miscellaneous Revenue VRDO	0.050%	5/3/21	16,320	16,320
					254,110
Washington (2.1%)
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.080%	5/6/21	11,540	11,540
[1,2]	Central Puget Sound WA Regional Transit Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	2,665	2,665
[1,2]	King County WA Public Hospital District No 2. GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	King County WA School District No. 401 GO TOB VRDO	0.090%	5/6/21	5,000	5,000
33

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	King County WA School District No. 414 GO TOB VRDO	0.050%	5/3/21	8,800	8,800
[1,2]	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Northwest Energy Washington Electric Nuclear Revenue TOB VRDO	0.090%	5/6/21	8,250	8,250
[1,2]	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.080%	5/7/21	8,000	8,000
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.090%	5/5/21	27,450	27,450
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.090%	5/5/21	14,615	14,615
[1,2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.140%	5/7/21	11,610	11,610
[1,2]	Seattle WA Drain and Wastewater Sewer Revenue TOB VRDO	0.050%	5/3/21	24,850	24,850
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.050%	5/3/21	14,135	14,135
[1,2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	3,000	3,000
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	0.050%	5/3/21	15,825	15,825
[1,2]	Spokane County WA School District GO TOB VRDO	0.090%	5/6/21	5,700	5,700
[1,2]	Spokane WA County School District No. 354 Mead GO TOB VRDO	0.090%	5/6/21	5,545	5,545
	University of Washington Revenue	0.150%	7/7/21	6,000	6,000
[1,2]	Washington GO TOB VRDO	0.090%	5/6/21	7,750	7,750
[1,2]	Washington GO TOB VRDO	0.090%	5/6/21	5,740	5,740
[1,2]	Washington GO TOB VRDO	0.090%	5/6/21	4,700	4,700
[1,2]	Washington GO VRDO	0.090%	5/6/21	4,750	4,750
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,275	3,275
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	1,875	1,875
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	44,795	44,795
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	58,000	58,000
[1,2]	Washington Higher Education Facilities Authority College & University Revenue TOB VRDO	0.110%	5/7/21	5,880	5,880
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.100%	5/6/21	19,500	19,500
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	18,000	18,000
					357,250
West Virginia (1.1%)
[2]	Cabell County WV College & University Revenue VRDO	0.080%	5/6/21	68,935	68,935
[1,2]	Morgantown WV Combined Utility System Water Revenue TOB VRDO	0.110%	5/7/21	1,475	1,475
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	101,860	101,860
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.130%	5/6/21	6,650	6,650
					178,920
34

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin (1.6%)
[1,2]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	0.050%	5/3/21	5,330	5,330
[1,2]	Public Finance Authority WI Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	3,975	3,975
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	11,615	11,615
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	3,320	3,320
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.040%	5/3/21	3,575	3,575
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	13,500	13,500
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,000	5,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	1,332	1,332
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/7/21	3,735	3,735
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/7/21	1,880	1,880
[1,2]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	9,690	9,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	43,120	43,120
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	22,200	22,200
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	23,015	23,015
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	17,840	17,840
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	26,900	26,900
	Wisconsin State Extendible GO	0.170%	5/5/21	57,494	57,494
	Wisconsin State Extendible GO	0.160%	5/20/21	12,625	12,625
					271,146
Wyoming (0.1%)
[1,2]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,320	4,320
[2]	Wyoming Community Development Authority Local or Guranteed Housing Revenue VRDO	0.060%	5/6/21	9,500	9,500
					13,820
Total Tax-Exempt Municipal Bonds (Cost $15,465,556)					15,465,556
35

Municipal Money Market Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (7.3%)
Money Market Fund (7.3%)
[12]	Vanguard Municipal Cash Management Fund (Cost $1,223,360)	0.054%	12,232,810	1,223,526
Total Investments (99.4%) (Cost $16,688,916)				16,689,082
Other Assets and Liabilities—Net (0.6%)				108,528
Net Assets (100%)				16,797,610
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $6,838,837,000, representing 40.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,465,556)	15,465,556
Affiliated Issuers (Cost $1,223,360)	1,223,526
Total Investments in Securities	16,689,082
Investment in Vanguard	627
Receivables for Investment Securities Sold	129,891
Receivables for Accrued Income	4,211
Receivables for Capital Shares Issued	27,208
Other Assets	8,561
Total Assets	16,859,580
Liabilities
Due to Custodian	19
Payables for Investment Securities Purchased	21,453
Payables for Capital Shares Redeemed	40,391
Payables for Distributions	13
Payables to Vanguard	94
Total Liabilities	61,970
Net Assets	16,797,610
At April 30, 2021, net assets consisted of:

Paid-in Capital	16,796,658
Total Distributable Earnings (Loss)	952
Net Assets	16,797,610

Net Assets
Applicable to 16,794,198,846 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,797,610
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
37

Municipal Money Market Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	10,199
Total Income	10,199
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,561
Management and Administrative	10,497
Marketing and Distribution	887
Custodian Fees	31
Shareholders’ Reports	14
Trustees’ Fees and Expenses	2
Total Expenses	12,992
Expense Reduction—Note B	(3,975)
Net Expenses	9,017
Net Investment Income	1,182
Realized Net Gain (Loss) on Investment Securities Sold[1]	664
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,846
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $354,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,182	123,035
Realized Net Gain (Loss)	664	610
Change in Unrealized Appreciation (Depreciation)	—	122
Net Increase (Decrease) in Net Assets Resulting from Operations	1,846	123,767
Distributions
Total Distributions	(1,182)	(123,020)
Capital Share Transactions (at $1.00 per share)
Issued	4,492,021	13,288,696
Issued in Lieu of Cash Distributions	1,054	109,324
Redeemed	(5,431,870)	(13,773,748)
Net Increase (Decrease) from Capital Share Transactions	(938,795)	(375,728)
Total Increase (Decrease)	(938,131)	(374,981)
Net Assets
Beginning of Period	17,735,741	18,110,722
End of Period	16,797,610	17,735,741

See accompanying Notes, which are an integral part of the Financial Statements.
39

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.007[1]	.015[1]	.012[1]	.007[1]	.0025
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.007	.015	.012	.007	.0025
Distributions
Dividends from Net Investment Income	(.0001)	(.007)	(.015)	(.012)	(.007)	(.0025)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.007)	(.015)	(.012)	(.007)	(.0025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.68%	1.48%	1.21%	0.66%	0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,798	$17,736	$18,111	$17,663	$17,360	$16,124
Ratio of Total Expenses to Average Net Assets[3]	0.10%	0.15%	0.15%	0.15%	0.15%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.68%	1.47%	1.20%	0.66%	0.24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2021 and 0.15% for 2016. For the years ended October 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
41

Municipal Money Market Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $627,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended April 30, 2021, Vanguard's expenses were reduced by $3,975,000 (an effective annual rate of 0.05% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair
42

Municipal Money Market Fund
value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,688,916
Gross Unrealized Appreciation	166
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	166
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2021, such purchases and sales were $1,125,230,000 and $1,459,904,000, respectively.
F.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
43

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
44

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
45

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q452 062021

Semiannual Report   |   April 30, 2021
Vanguard Municipal Bond Funds
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Short-Term Tax-Exempt Fund	3
Limited-Term Tax-Exempt Fund	79
Intermediate-Term Tax-Exempt Fund	213
Long-Term Tax-Exempt Fund	401
High-Yield Tax-Exempt Fund	453
Trustees Approve Advisory Arrangements	511
Liquidity Risk Management	512

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,004.40	$0.84
AdmiralTM Shares	1,000.00	1,004.80	0.45
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,010.50	$0.85
Admiral Shares	1,000.00	1,010.90	0.45
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,022.60	$0.85
Admiral Shares	1,000.00	1,023.10	0.45
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,033.10	$0.86
Admiral Shares	1,000.00	1,033.50	0.45
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,048.60	$0.86
Admiral Shares	1,000.00	1,049.10	0.46
Based on Hypothetical 5% Yearly Return
Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2021
New York	19.1%
Texas	11.4
California	7.5
Illinois	5.4
Pennsylvania	4.8
Ohio	4.4
New Jersey	4.2
Georgia	3.4
Maryland	2.6
Connecticut	2.5
Massachusetts	2.2
Florida	2.1
Virginia	2.0
Michigan	2.0
Tennessee	1.9
Washington	1.8
Multiple States	1.7
Indiana	1.6
North Carolina	1.4
Colorado	1.4
Arizona	1.2
Alabama	1.2
Louisiana	1.2
Nevada	1.1
Kentucky	1.1
Missouri	1.1
Oregon	1.0
Wisconsin	1.0
Other	7.7
The table reflects the fund’s investments, except for short-term investments.

Short-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.9%)
Alabama (1.1%)
[1,2]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	0.140%	5/6/21	8,000	8,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	74
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,685	32,212
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,325	5,459
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	250	276
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	500	593
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/21	255	261
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,027
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	198
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	265
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,421
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	215	231
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	251
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	233
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	281
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	284
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	3,415	3,900
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/21	540	548
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	347
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	749
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	766
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	864
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	947
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	7,675	8,936
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	27,050	28,114
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,340	36,186
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.977%	12/1/23	10,500	10,599
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.680%	12/1/23	10	10
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	283
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	200
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	248
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	274
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	254
	Huntsville AL GO	5.000%	5/1/22	1,220	1,279
	Jacksonville State University College & University Revenue	4.000%	12/1/25	385	441
[3]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	5,215
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,653
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,555
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	1,625	1,653
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	666
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	709
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,149
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,465	16,552
	Montgomery AL GO	3.000%	12/1/21	1,000	1,016
	Montgomery AL GO	3.000%	12/1/22	750	783
	Montgomery AL GO	3.000%	12/1/23	250	268
	Montgomery AL GO	3.000%	12/1/24	205	224
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	160
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	110
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	165
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	889
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	863
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,213
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	11,311
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,570	25,795
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	1,250	1,254
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,274

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,300	2,473
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	12,395	13,646
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	189
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	244
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	700	781
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	639
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	813
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	5,290	6,281
[3]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,138
[3]	Troy University College & University Revenue	5.000%	11/1/24	500	578
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	467
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	532
					256,269
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	483
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	460
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	700	790
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	972
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,361
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	702
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	5,195	5,195
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	9,775	9,775
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,851
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,089
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,265
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,169
	Anchorage AK GO	5.000%	9/1/22	1,500	1,597
	Anchorage AK GO	5.000%	9/1/22	1,000	1,064
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,582
	North Slope Borough AK GO	5.000%	6/30/21	625	630
	North Slope Borough AK GO	5.000%	6/30/22	950	957
	Valdez AK Industrial Revenue (Exxon Pipeline Co. Project) VRDO	0.040%	5/3/21	11,700	11,700
					43,642
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/22	250	264
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	359
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	1,023
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,765	2,098
	Arizona COP	5.000%	10/1/21	8,000	8,160
	Arizona COP	5.000%	10/1/22	9,000	9,618
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	675	713
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,755	6,352
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,685	1,698
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	132
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,750	1,888
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/3/21	18,905	18,905
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,227
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,790	1,991
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,768
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,687
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,928
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,786
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,930	2,013
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	2,043
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,067
	Arizona Lottery Revenue	5.000%	7/1/21	3,530	3,558
	Arizona Lottery Revenue	5.000%	7/1/22	7,575	8,006
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,760
[6]	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,297
[6]	Arizona State University College & University Revenue	5.000%	8/1/25	800	954
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,600	2,975
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,390	2,553
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,589
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,281
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,104
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	265	292
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	132
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	110	130

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	122
	Maricopa County AZ	5.000%	7/1/24	1,635	1,876
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	575	659
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	594
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	940	955
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,063
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	665
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,085	11,838
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,605	1,854
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.440%	10/18/22	12,965	12,945
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	10/18/24	2,365	2,355
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.860%	9/1/24	4,500	4,485
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,642
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	620	655
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	331
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	550	655
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,293
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,620
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/21	150	151
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	110	116
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	110	121
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	100	115
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	70	83
	Mesa AZ GO	5.000%	7/1/24	495	568
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,113
	Phoenix AZ GO	5.000%	7/1/24	80	92
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,870	11,962
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	11,565	11,655
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	30	35
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/21	3,000	3,023
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	315	316
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	663
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,470	2,711
	Pima County Regional Transportation Authority Sales Tax Revenue, Prere.	5.000%	6/1/21	4,215	4,230
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,057
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	305	338
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	290	336
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,375	2,524
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/23	8,990	9,241
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	17,059
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	11,177
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	6,584
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	6,755	6,758
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	250	253
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	970	1,026
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	744
[6]	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,127
[6]	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,328
[6]	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,325
[6]	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,392
[6]	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,514
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	2,053
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,317
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	703
[3]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,395
					261,893
Arkansas (0.0%)
[4]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.610%	9/1/22	700	699
	Arkansas GO	3.250%	6/15/22	440	442
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,136
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,620
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,540
					7,437

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California (7.3%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,890	2,100
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	12,415	12,513
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,925	16,061
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	1,315	1,365
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	1,505	1,587
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	6,705	6,761
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	5,190	5,233
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	14,625	14,746
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	4/1/24	7,475	7,605
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	4/1/24	3,925	3,915
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	4/1/26	4,125	4,130
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	1,550	1,625
	California Department of Water Resources Water Revenue	0.000%	5/6/21	15,900	15,900
[4]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.430%	12/1/22	32,400	32,479
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,043
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	505	591
	California GO	0.000%	5/6/21	15,325	15,325
	California GO	0.000%	5/19/21	12,500	12,500
	California GO	0.000%	6/7/21	7,325	7,325
	California GO	5.000%	11/1/21	43,230	44,275
	California GO	5.000%	11/1/21	14,180	14,523
	California GO	5.000%	3/1/22	15,070	15,681
	California GO	5.000%	4/1/22	14,565	15,216
	California GO	5.000%	4/1/22	1,490	1,557
	California GO	5.000%	9/1/22	150	160
	California GO	5.000%	9/1/22	150	160
	California GO	5.000%	9/1/22	1,865	1,986
	California GO	5.250%	9/1/22	420	449
	California GO	5.000%	10/1/22	5,050	5,399
	California GO	4.000%	12/1/22	10,050	10,668
	California GO	5.000%	12/1/22	6,720	7,239
	California GO	5.000%	3/1/23	3,205	3,491
	California GO	5.000%	8/1/23	2,780	3,083
[6]	California GO	5.000%	9/1/23	22,000	24,070
	California GO	5.000%	10/1/23	4,225	4,717
	California GO	5.000%	11/1/23	265	297
	California GO	5.000%	12/1/23	365	410
	California GO	5.000%	12/1/23	7,360	8,274
	California GO	5.000%	2/1/24	630	684
	California GO	5.000%	8/1/24	20	23
	California GO	5.000%	8/1/24	20	23
	California GO	5.000%	9/1/24	90	104
[6]	California GO	5.000%	9/1/24	10,000	11,373
	California GO	5.000%	10/1/24	6,000	6,971
	California GO	5.000%	10/1/24	5,195	6,036
	California GO	5.000%	10/1/24	380	442
	California GO	4.000%	11/1/24	16,780	18,973
	California GO	5.000%	11/1/24	275	308
	California GO	5.000%	11/1/24	5,350	6,235
	California GO	4.000%	12/1/24	2,900	3,287
	California GO	5.000%	12/1/24	8,000	9,352
	California GO	5.000%	2/1/25	55	57
	California GO	4.000%	3/1/25	40	46
[6]	California GO	5.000%	9/1/25	11,000	12,938
	California GO	5.000%	10/1/25	5,710	6,613
	California GO	5.000%	10/1/25	60	72
	California GO	5.000%	11/1/25	2,875	3,471
	California GO	5.000%	12/1/25	14,000	16,948
	California GO	4.000%	3/1/26	150	176
	California GO	5.000%	8/1/26	230	284
	California GO	5.000%	8/1/26	4,785	5,908
	California GO	5.000%	8/1/26	245	302
	California GO	4.000%	9/1/26	120	142
	California GO	5.000%	9/1/26	120	149
	California GO	5.000%	10/1/26	135	168
	California GO	5.000%	10/1/26	300	366
	California GO	5.000%	10/1/26	100	124
	California GO	5.000%	11/1/26	250	311

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO PUT	4.000%	12/1/30	9,225	9,252
[4]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	0.838%	12/1/31	17,575	17,586
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.440%	12/1/22	69,065	69,126
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	12/1/23	2,000	2,006
[1,2]	California GO TOB VRDO	0.080%	5/6/21	5,000	5,000
[1,2]	California GO TOB VRDO	0.080%	5/6/21	13,500	13,500
[1,2]	California GO TOB VRDO	0.080%	5/6/21	1,875	1,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	250	266
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	165	177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	480	515
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,275	1,367
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	620	698
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	11,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,810	10,516
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	34,500	34,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	4,000	4,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	2,700	2,700
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	9,715	9,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	3,100	3,100
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	12,610	12,610
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	2,305	2,305
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	5/6/21	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,020	5,055
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	350	378
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	637
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.458%	8/1/21	15,525	15,526
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.458%	8/1/21	375	375
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	1,000	1,008
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	250	254
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	265
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.150%	7/1/21	11,250	11,250
	California State Department Water Resources Water Revenue	0.110%	5/28/21	37,649	37,649
[1,2]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.080%	5/6/21	4,600	4,600
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/22	10,000	10,139
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,299
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	986
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,500	4,743
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	6,123
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	6,500	7,174
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,369
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,386
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,310
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	7,750	8,870
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	550
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	760	862
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,695
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,489
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,830
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	5,255
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,993
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/22	800	832
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	125	134
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	600	653
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,134
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,620	1,948
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,478
	California State University College & University Revenue PUT	4.000%	11/1/21	520	521
	California State University College & University Revenue PUT	4.000%	11/1/23	260	279
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	500	514
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.160%	7/1/40	20,125	20,125
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.250%	7/1/40	35,825	35,825
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.140%	7/1/41	950	950
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,591

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	14,245	14,245
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,160	2,162
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,807
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	17,875	17,875
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	2,500	2,500
	Chaffey Joint Union High School District GO	4.000%	2/1/24	400	442
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,271
[4]	Contra Costa Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.331%	9/1/21	3,355	3,355
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,775
	East Side Union High School District GO	2.000%	8/1/25	1,890	2,018
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	403
[4]	Eastern Municipal Water District Water Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.381%	10/1/21	4,150	4,151
[4]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	10/1/21	1,225	1,225
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,225	41,874
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,745	2,755
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	7,165	7,523
[4]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	5,000	5,000
[4]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	3,550	3,550
[1,2]	Long Beach CA Unified School District GO TOB VRDO	0.080%	5/6/21	9,620	9,620
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	33,540	33,540
	Los Angeles CA Unified School District GO	4.000%	7/1/22	8,400	8,779
	Los Angeles CA Unified School District GO	5.000%	10/1/22	970	1,033
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,628
[3]	Los Angeles CA Unified School District GO	5.000%	10/1/23	1,000	1,112
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	31,680
[3]	Los Angeles CA Unified School District GO	5.000%	10/1/24	875	1,010
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	16,811
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	550	605
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	115	133
	Los Angeles County CA	0.010%	5/18/21	6,000	6,000
[1,2]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	0.090%	5/6/21	3,665	3,665
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	295	326
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	6/21/21	1,000	1,000
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	159
[1,2]	Montebello CA Unified School District GO TOB VRDO	0.090%	5/6/21	4,800	4,800
	Mountain View-Whisman School District GO	3.000%	9/1/21	500	505
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,050	1,105
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,200	36,806
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.410%	5/3/21	10,000	10,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	5/6/21	10,000	10,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	270
[1,2]	Palomar CA Community College District GO TOB VRDO	0.090%	5/6/21	6,400	6,400
[5]	Palomar Health COP	0.690%	11/1/36	16,850	16,850
[5]	Palomar Health COP	0.690%	11/1/36	7,450	7,450
[5]	Palomar Health COP	0.760%	11/1/36	10,300	10,300
	Palomar Health GO	5.000%	8/1/21	500	505
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,140
	Peralta Community College District GO	5.000%	8/1/25	500	596
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO, Prere.	0.080%	5/6/21	20,850	20,850
[1,2,3]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.110%	5/6/21	5,000	5,000
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	335	363
	Sacramento County CA COP	5.000%	10/1/21	1,095	1,116
	Sacramento County CA COP	5.000%	10/1/22	825	878
	Sacramento County CA COP	5.000%	10/1/23	900	996
[5]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,628
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	465	507
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	131
[5]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	120	133
	San Buenaventura Public Facilities Financing Authority Water Revenue, Prere.	5.000%	7/1/22	330	349
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,350	12,186
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	552
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,208
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,148
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,738
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	1,004
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,566
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,701

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	32,105	34,314
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/5/21	8,900	8,900
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/21	300	304
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	333
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,558
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	275	302
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,450
[6]	San Francisco CA City & County GO	5.000%	6/15/22	12,620	13,063
[6]	San Francisco CA City & County GO	5.000%	6/15/23	3,750	4,057
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,874
[6]	San Francisco CA City & County GO	5.000%	6/15/24	4,440	5,002
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	4,160
[1,2]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	4,500	4,500
[1,2]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	10,000	10,000
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,365	5,084
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	980	1,141
[2]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.050%	5/5/21	4,210	4,210
	San Francisco City & County Public Utilities Commission Power Revenue	0.110%	6/23/21	15,101	15,101
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,390	3,508
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	702
[3]	San Leandro Unified School District GO	4.000%	8/1/23	500	542
[3]	San Leandro Unified School District GO	4.000%	8/1/24	200	223
[3]	San Leandro Unified School District GO	4.000%	8/1/25	135	155
[2]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.060%	5/5/21	8,650	8,650
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,098
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,691
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,500	2,761
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,000	1,104
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,255	20,576
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,150
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	955
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	750	927
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	20,017
[3]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,491
[1,2]	TOB Trust Receipts/Certificates College & University Revenue TOB VRDO	0.080%	5/6/21	8,930	8,930
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,372
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,438
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,475
	Tulare CA Sewer Revenue	4.000%	11/15/21	110	112
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	681
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	729
[5]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	813
[5]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	880
	United Water Conservation District COP	5.000%	10/1/22	600	640
	United Water Conservation District COP	5.000%	10/1/23	805	896
	United Water Conservation District COP	5.000%	10/1/24	845	976
	University of California College & University Revenue	4.000%	5/15/23	5,000	5,393
	University of California College & University Revenue	5.000%	5/15/23	205	225
[6]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,333
	University of California College & University Revenue	4.000%	5/15/24	225	251
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,786
	University of California College & University Revenue	5.000%	5/15/24	710	812
[6]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,196
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,974
[6]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,704
	University of California College & University Revenue	5.000%	5/15/26	1,750	2,151
[6]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,172
	University of California College & University Revenue PUT	5.000%	5/15/23	2,490	2,734
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,807
	West Sonoma County Union High School District GO	4.000%	8/1/21	130	131
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	210
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	255
					1,620,776
Colorado (1.3%)
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	114
	Colorado COP	5.000%	12/15/23	2,750	3,086
	Colorado COP	5.000%	12/15/25	3,875	4,659
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	319

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	756
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	820
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	890
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,408
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	638
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,185	1,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	94
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,591
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,000	2,248
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	115
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	349
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	224
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,050	3,161
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,130	3,507
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	600
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	6,750	6,750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,000	1,004
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	757
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,490	1,658
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	4,900	4,912
[1,2]	Colorado Regional Transportation District COP TOB VRDO	0.150%	5/6/21	18,255	18,255
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	5/6/21	15,100	15,100
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	5/6/21	2,000	2,000
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,150
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,735	6,712
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,111
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	375	420
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,584
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,888
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,390
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,785
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,379
[1,2]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.090%	5/6/21	14,475	14,475
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/21	250	255
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	246
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	83
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,964
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	258
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	178
[4]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.494%	9/1/21	3,125	3,125
[4]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.124%	9/1/21	4,000	4,001
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	321
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	494
[5]	Interlocken Metropolitan District GO	5.000%	12/1/21	400	411
[5]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	725
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	874
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	14,530
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,390	14,712
	Regional Transportation District COP	5.000%	6/1/24	2,790	3,052
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,094
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	105
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	398
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	461
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	383
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	164	167
	University of Colorado College & University Revenue	5.000%	6/1/22	175	184
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,125	16,988
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	573
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	17,370	17,638
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	15,125	17,197
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	48,405	48,405
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	11,725	11,725
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/21	100	103
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	177

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	128
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	231
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	148
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	545
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	818
					296,251
Connecticut (2.5%)
	Connecticut GO	3.000%	6/1/21	525	526
	Connecticut GO	5.000%	6/15/21	2,780	2,795
	Connecticut GO	3.000%	1/15/22	2,750	2,805
	Connecticut GO	5.000%	2/15/22	7,000	7,266
	Connecticut GO	5.000%	4/15/22	500	523
	Connecticut GO	5.000%	4/15/22	3,750	3,923
	Connecticut GO	5.000%	5/15/22	1,500	1,505
	Connecticut GO	5.000%	5/15/22	1,035	1,087
	Connecticut GO	3.000%	6/1/22	550	567
	Connecticut GO	5.000%	6/15/22	4,675	4,928
	Connecticut GO	5.000%	10/1/22	1,425	1,430
	Connecticut GO	5.000%	10/15/22	6,295	6,737
	Connecticut GO	5.000%	11/1/22	500	512
	Connecticut GO	5.000%	12/15/22	460	496
	Connecticut GO	3.000%	1/15/23	3,500	3,668
	Connecticut GO	5.000%	1/15/23	2,070	2,240
	Connecticut GO	5.000%	1/15/23	4,445	4,810
	Connecticut GO	5.000%	4/15/23	3,375	3,530
	Connecticut GO	5.000%	4/15/23	2,440	2,670
	Connecticut GO	5.000%	4/15/23	3,710	4,059
	Connecticut GO	3.000%	6/1/23	400	423
	Connecticut GO	4.000%	6/1/23	210	227
	Connecticut GO	5.000%	6/15/23	1,300	1,432
	Connecticut GO	5.000%	9/15/23	1,565	1,742
	Connecticut GO	5.000%	10/15/23	3,665	4,094
	Connecticut GO	5.000%	10/15/23	720	770
	Connecticut GO	5.000%	11/1/23	385	394
	Connecticut GO	5.000%	11/15/23	1,120	1,255
	Connecticut GO	3.000%	1/15/24	3,000	3,221
	Connecticut GO	4.000%	1/15/24	2,250	2,476
	Connecticut GO	5.000%	1/15/24	12,985	14,652
	Connecticut GO	5.000%	4/15/24	480	547
	Connecticut GO	5.000%	5/15/24	300	343
	Connecticut GO	3.000%	6/1/24	535	579
	Connecticut GO	4.000%	6/1/24	275	306
	Connecticut GO	5.000%	6/1/24	6,435	6,767
	Connecticut GO	5.000%	10/15/24	3,330	3,715
	Connecticut GO	3.000%	1/15/25	7,075	7,753
	Connecticut GO	4.000%	1/15/25	2,090	2,367
	Connecticut GO	5.000%	4/15/25	1,505	1,778
	Connecticut GO	4.000%	5/15/25	3,800	4,342
	Connecticut GO	4.000%	6/1/25	550	629
	Connecticut GO	5.000%	11/1/25	2,050	2,098
[4]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	1.010%	3/1/24	135	137
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	458
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	346
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	494
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,005	18,007
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	10,170	10,172
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	2,380	2,384
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	1,865	1,867
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	3,945	3,945
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	31,605	31,605
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	25,395	25,395
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	20,000	20,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	11,175	11,175
[6]	Connecticut Housing Finance Authority Local or Guaranteed Housing Rvenue PUT	0.450%	5/15/24	3,575	3,569

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	575	603
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,852
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,334
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	915
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	510	565
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	12,504
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	770	831
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,891
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	515	588
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	591
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,294
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,380	1,389
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	165	166
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	1,325	1,356
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	799
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	397
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	449
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	419
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	447
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	61,650	61,875
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,194
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	890	903
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,275	1,293
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,750	25,131
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,325	25,715
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,885	14,677
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	4,975	5,259
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	3,985	4,320
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	13,995	14,216
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	905	909
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,050	5,040
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	10,120	10,098
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/21	325	326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,306
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	261
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,077
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,068
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	296
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,035	2,229
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	360
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	3,027
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	305	346
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	657
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	694
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	14,135	14,676
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	39,315	39,315
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	132
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	137
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	427
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	147
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	135	138
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	179
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	129
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	273
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	284
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	278
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	184
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	288
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	189
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	207
	Metropolitan District GO	5.000%	7/15/21	1,310	1,323
	Metropolitan District GO	5.000%	7/15/22	1,000	1,057
	Metropolitan District GO	5.000%	7/15/22	2,500	2,643
	Metropolitan District GO	5.000%	7/15/23	525	579
	Metropolitan District GO	5.000%	7/15/23	1,000	1,103
	Metropolitan District GO	5.000%	7/15/23	1,045	1,153
[5]	New Haven CT GO	5.000%	8/15/24	370	425
[5]	New Haven CT GO, ETM	5.000%	8/15/21	1,000	1,014
	University of Connecticut College & University Revenue	5.000%	2/15/24	100	113

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Connecticut College & University Revenue	5.000%	8/15/24	225	248
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	232
	University of Connecticut College & University Revenue	5.000%	2/15/25	375	438
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	608
					546,801
Delaware (0.2%)
	Delaware GO	5.000%	8/1/24	2,740	3,036
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	328
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	221
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	229
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	196
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	232
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,120	6,145
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,443
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,826
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,388
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,045	13,782
	New Castle County DE GO	5.000%	4/1/22	1,845	1,927
	New Castle County DE GO	5.000%	10/1/22	5,520	5,901
	University of Delaware College & University Revenue	5.000%	11/1/21	800	819
	University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,271
	University of Delaware College & University Revenue	5.000%	11/1/23	1,065	1,193
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,297
					44,234
District of Columbia (0.4%)
	District of Columbia GO	5.000%	6/1/21	825	828
	District of Columbia GO	3.000%	6/1/23	100	106
[2]	District of Columbia Miscellaneous Revenue VRDO	0.070%	5/6/21	54,985	54,985
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,757
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	150	168
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	559
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.090%	5/6/21	3,650	3,650
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	630	643
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,680
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	914
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,617
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,235
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.060%	5/6/21	20,860	20,860
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,500	2,545
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,296
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,187
					99,030
Florida (2.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	380	390
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	376
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,162
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,400
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,921
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	450	459
	Broward County FL School District COP	5.000%	7/1/22	4,830	5,104
[5]	Cape Coral FL Water & Sewer	2.000%	9/1/21	1,095	1,100
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	458
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,188
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	440	506
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,472
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	670	715
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	451
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	555
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	863
	Florida Department of Management Services COP	5.000%	8/1/21	145	147
	Florida Department of Management Services COP	5.000%	11/1/21	6,995	7,164
	Florida Department of Management Services COP	5.000%	11/1/24	8,935	10,369
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,080	1,237
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,311
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	316
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	234
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	249
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	380

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	248
	Florida GO	5.000%	6/1/21	5,190	5,209
	Florida GO	5.000%	6/1/22	4,885	5,143
	Florida GO	5.000%	6/1/22	4,670	4,917
	Florida GO	5.000%	7/1/22	3,450	3,646
	Florida GO	5.000%	6/1/23	520	573
	Florida GO	5.000%	6/1/23	4,895	5,391
	Florida GO	5.000%	7/1/23	3,620	4,001
	Florida GO	5.000%	7/1/23	335	370
	Florida GO	5.000%	6/1/24	250	287
	Florida GO	5.000%	6/1/24	3,500	4,013
	Florida GO	5.000%	6/1/24	200	229
	Florida GO	5.000%	7/1/24	10,160	11,691
	Florida GO	5.000%	7/1/25	1,065	1,073
	Florida GO	5.000%	6/1/27	1,240	1,245
[5]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	381
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	640
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	334
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/22	275	284
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	264
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	847
	Florida Lottery Revenue	5.000%	7/1/21	21,010	21,173
	Florida Lottery Revenue	5.000%	7/1/24	1,085	1,248
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,846
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.070%	5/5/21	25,645	25,645
	Hernando County FL Water Revenue	4.000%	6/1/24	625	697
	Hernando County FL Water Revenue	4.000%	6/1/25	575	659
[5]	Hernando County School District COP	5.000%	7/1/25	1,300	1,532
[3]	Herons Glen Recreation District	2.500%	5/1/22	225	229
[3]	Herons Glen Recreation District	2.500%	5/1/24	150	157
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	11,495	11,495
[1,2]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.080%	5/6/21	4,000	4,000
	Hillsborough County School Board COP	5.000%	7/1/21	1,500	1,511
[1,2]	Jacksonville FL Electric System Revenue TOB VRDO	0.360%	5/6/21	45,275	45,275
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	752
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	818
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	198
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,775	1,895
[1,2]	Jacksonville FL Special Lease (Appropriation) Revenue TOB VRDO	0.120%	5/6/21	7,800	7,800
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.110%	5/6/21	4,200	4,200
	JEA Electric System Revenue Electric Power & Light Revenue VRDO	0.100%	5/5/21	31,305	31,305
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,880	2,094
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,015	1,130
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/21	1,500	1,529
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,068
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/21	255	260
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	334
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	670	673
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,045	1,090
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	440	479
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	875	987
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	811
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	948
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,037
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,018
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,146
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,256
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	340	343
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,508
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,103
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	305	347
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	338
	Miami-Dade County FL GO	5.000%	7/1/21	940	947
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,364
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/22	3,010	3,143
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/23	1,245	1,379
[2,8]	Miami-Dade County FL Special Obligation Revenue VRDO	0.060%	5/5/21	10,665	10,665

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	515	575
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	400	449
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.060%	5/6/21	6,500	6,500
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,680	1,728
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,102
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	571
[1,2]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	11,715	11,715
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	547
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,444
[5]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/21	1,000	1,017
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,065
[5]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	1,295	1,367
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	152
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	170
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	222
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	196
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	495
[5]	Palm Bay FL GO	5.000%	7/1/21	830	836
[5]	Palm Bay FL GO	5.000%	7/1/22	870	919
[5]	Palm Bay FL GO	5.000%	7/1/23	915	1,009
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	825	836
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	769
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	600	663
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	975	988
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	723
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	700	809
[4]	Pasco County School Board COP PUT, SIFMA Municipal Swap Index Yield + 0.750%	0.810%	8/2/23	7,670	7,680
	Pasco County School Board Sales Tax Revenue	5.000%	10/1/21	1,000	1,020
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	290
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	364
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	265	304
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	533
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,625
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,097
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/6/21	34,925	34,925
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	3,230	3,230
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/7/21	22,395	22,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,267
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,075	1,140
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	505	579
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,639
[2]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.060%	5/6/21	18,930	18,930
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,705	1,899
	Tampa Bay Water Revenue	5.000%	10/1/22	1,385	1,413
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	200	211
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	391
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	200
					458,244
Georgia (3.3%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/21	375	378
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	451
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	713
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,930	4,968
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,315	1,389
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	100	106
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,965
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.090%	5/6/21	7,000	7,000
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.090%	5/6/21	12,000	12,000
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/21	7,530	7,678
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,050	2,069
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	9,900	9,900
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	9,750	9,750
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	15,610	15,610
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,640
[2]	Burke County Development Authority Electric Power & Light Revenue VRDO	0.070%	5/5/21	15,630	15,630
[2]	Burke County Development Authority Industrial Electric Power & Light Revenue VRDO	0.070%	5/5/21	34,205	34,205
	Burke County Development Authority Industrial Revenue PUT	2.750%	1/1/52	28,720	28,674

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	506
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/21	75	76
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	135	142
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	250
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	21,600	21,600
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	547
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	209
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	545
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	810
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	250	283
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,202
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,311
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,138
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,355	2,809
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	208
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	271
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	225
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	291
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	450
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,400	2,688
	Forsyth County School District GO	5.000%	2/1/22	2,750	2,850
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	220	268
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,660	1,753
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,820
	Georgia GO	5.000%	7/1/21	2,945	2,968
	Georgia GO	5.000%	7/1/21	700	705
	Georgia GO	5.000%	7/1/21	4,770	4,807
	Georgia GO	5.000%	7/1/21	6,870	6,924
	Georgia GO	5.000%	7/1/21	47,720	48,093
	Georgia GO	5.000%	9/1/21	8,395	8,530
	Georgia GO	5.000%	10/1/21	7,020	7,162
	Georgia GO	5.000%	1/1/22	16,110	16,632
	Georgia GO	5.000%	2/1/22	1,725	1,788
	Georgia GO	5.000%	7/1/22	15,135	15,995
	Georgia GO	5.000%	7/1/22	12,385	13,089
	Georgia GO	5.000%	7/1/22	19,135	20,222
	Georgia GO	5.000%	1/1/23	3,450	3,729
	Georgia GO	5.000%	7/1/23	14,420	15,936
	Georgia GO	5.000%	8/1/23	3,515	3,898
	Georgia GO	5.000%	9/1/23	275	293
	Georgia GO	5.000%	1/1/24	5,015	5,417
	Georgia GO	5.000%	1/1/24	200	226
	Georgia GO	4.000%	7/1/25	520	599
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	375	387
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	2,250	2,320
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	593
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,233
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,448
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,193
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.070%	5/5/21	79,560	79,560
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	2,500	2,578
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	562
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,230	1,268
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	485
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,986
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	929
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,137
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,077
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	574
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,557
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	595	613
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	775
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	885
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	695
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	734
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,285	3,679
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	193
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	279
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	422

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	492
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	2,560	2,639
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,345
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,525	2,891
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,902
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,840	3,366
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	934
	Henry County School District GO	5.000%	8/1/21	3,300	3,339
	Henry County School District GO	5.000%	8/1/22	5,250	5,568
	Henry County School District GO	5.000%	8/1/23	1,615	1,789
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/21	790	791
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/21	300	304
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	200	208
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	510	535
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,069
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	820
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,435
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	552
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,247
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	900	1,030
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,779
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,973
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,349
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	38,760	41,837
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	9,285	10,090
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	12,665	14,156
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,505	16,817
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.907%	12/1/23	14,000	14,123
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	12/1/23	17,080	17,187
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,640
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	588
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,135
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,414
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	459
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	18,550	18,550
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,622
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,570	9,041
[4]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	8/16/22	43,600	43,622
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	365	425
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	889
					726,505
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/21	350	355
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	371
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,147
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	700	705
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/21	500	503
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	421
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	526
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	175	191
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,242
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/24	140	144
					5,605
Hawaii (0.6%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/26/21	3,985	3,985
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/26/21	2,050	2,050
	Hawaii GO	4.000%	5/1/21	8,090	8,090
	Hawaii GO	5.000%	4/1/22	5,500	5,744
	Hawaii GO	4.000%	5/1/22	1,050	1,090
	Hawaii GO	5.000%	12/1/22	5,515	5,670
	Hawaii GO	5.000%	10/1/23	2,015	2,248
	Hawaii GO	5.000%	10/1/23	580	647
	Hawaii GO	5.000%	11/1/23	2,350	2,520
	Hawaii GO	5.000%	12/1/23	1,595	1,639
	Hawaii GO	5.000%	10/1/24	1,335	1,547

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO, Prere.	5.000%	12/1/21	4,615	4,744
	Hawaii GO, Prere.	5.000%	12/1/21	4,730	4,862
	Hawaii GO, Prere.	5.000%	12/1/21	12,635	12,988
	Hawaii GO, Prere.	5.000%	8/1/23	1,280	1,418
[2]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	12,860	12,860
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,556
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,303
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	10,119
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,296
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,644
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,125	4,520
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,111
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,203
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,130
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	3,410	3,564
					128,548
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,804
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,084
	University of Idaho College & University Revenue	5.000%	4/1/23	360	393
[3]	University of Idaho College & University Revenue	5.000%	4/1/24	160	181
					4,462
Illinois (5.2%)
[1,2]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.260%	5/6/21	25,335	25,335
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	515
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/22	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	187
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	420	465
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	233
[7]	Chicago Board of Education GO	0.000%	12/1/21	510	508
	Chicago Board of Education GO	5.000%	12/1/21	7,000	7,185
	Chicago Board of Education GO	5.000%	12/1/21	2,830	2,905
	Chicago Board of Education GO	5.000%	12/1/21	5,170	5,307
	Chicago Board of Education GO	5.000%	12/1/21	190	195
	Chicago Board of Education GO	5.000%	12/1/21	2,500	2,566
	Chicago Board of Education GO	5.000%	12/1/21	400	411
[7]	Chicago Board of Education GO	5.250%	12/1/21	2,000	2,054
[7]	Chicago Board of Education GO	0.000%	12/1/22	715	706
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,641
[5]	Chicago Board of Education GO	5.000%	12/1/22	500	535
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,304
	Chicago Board of Education GO	5.000%	12/1/22	785	837
	Chicago Board of Education GO	5.000%	12/1/22	250	266
[7]	Chicago Board of Education GO	0.000%	12/1/23	2,855	2,784
	Chicago Board of Education GO	5.000%	12/1/23	590	650
[5]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,220
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,865
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,190
[7]	Chicago Board of Education GO	0.000%	12/1/24	830	796
[7]	Chicago Board of Education GO	0.000%	12/1/24	685	657
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,134
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,304
[7]	Chicago Board of Education GO	0.000%	12/1/25	115	108
[7]	Chicago Board of Education GO	0.000%	12/1/25	405	380
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/22	1,330	1,364
[1,2]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	0.200%	5/6/21	133,865	133,865
	Chicago IL GO	0.000%	1/1/22	1,550	1,535
	Chicago IL GO	5.000%	1/1/22	670	688
	Chicago IL GO	5.000%	1/1/22	275	282
	Chicago IL GO	5.000%	1/1/23	3,710	3,962
	Chicago IL GO	5.000%	1/1/23	250	267
	Chicago IL GO	5.000%	1/1/23	390	401
	Chicago IL GO	5.000%	1/1/24	1,150	1,273
	Chicago IL GO	5.000%	1/1/24	500	553
	Chicago IL GO	5.000%	1/1/24	60	66
	Chicago IL GO	5.000%	1/1/25	2,500	2,851
	Chicago IL GO	5.000%	1/1/26	250	291
	Chicago IL GO, ETM	5.000%	1/1/22	475	490

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO, ETM	5.000%	1/1/23	1,670	1,802
	Chicago IL Motor Fuel Sales Tax Revenue	5.000%	1/1/26	500	530
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,168
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	993
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.200%	5/6/21	45,790	45,790
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	0.180%	5/6/21	12,000	12,000
	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/22	175	179
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	935	963
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,450	1,493
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,270	2,440
[1,2,5]	Chicago IL Water Revenue TOB VRDO	0.210%	5/6/21	1,045	1,045
[1,2]	Chicago IL Water Revenue TOB VRDO	0.210%	5/6/21	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	1,325	1,355
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	770	788
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	230	235
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	250	258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	230	248
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	110	119
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	850	954
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	160	180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	255	286
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,115	1,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	500	599
	Chicago Park District GO	5.000%	1/1/23	790	812
	Chicago Park District GO	5.000%	1/1/23	100	107
	Chicago Park District GO	5.000%	1/1/24	100	111
[3]	Chicago Park District GO	5.000%	1/1/25	200	230
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,355	1,360
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,845	1,851
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,125	3,276
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,555	2,678
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.160%	5/6/21	20,000	20,000
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,961
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	2,059
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,354
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,259
[6]	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,891
[1,2]	Cook County IL Forest Preserve District GO TOB VRDO	0.210%	5/6/21	7,660	7,660
	Cook County IL GO	3.000%	11/15/21	665	675
	Cook County IL GO	5.000%	11/15/21	500	513
	Cook County IL GO	5.000%	11/15/22	285	306
	Cook County IL GO	5.000%	11/15/22	3,220	3,458
	Cook County IL GO	5.000%	11/15/23	900	1,007
	Cook County IL GO	5.000%	11/15/24	1,025	1,187
	Cook County IL GO	5.000%	11/15/25	805	960
[1,2]	Cook County IL GO TOB VRDO	0.130%	5/6/21	7,500	7,500
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	323
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	795	891
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	291
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	300
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,632
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,840
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	1,012
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,052
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,453
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.060%	5/5/21	25,900	25,900
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	7,750	7,750
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	238
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,795
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,019
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	3,144
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	943
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,950
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,197
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,739
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	1,006
	Illinois Finance Authority College & University Revenue VRDO	0.050%	5/6/21	15,450	15,450
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	376
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	2,600	2,625

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,110	1,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	935
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	782
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	287
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	917
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,405	1,487
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	435	462
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,525	1,662
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	820
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	554
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	138
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	613
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,789
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	908
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	576
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,939
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,275	1,522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	147
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Ascension Health Credit Group) TOB VRDO	0.090%	5/6/21	10,360	10,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,580	7,737
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	24,899
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,060	1,201
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	11/26/21	5,705	5,705
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	8,760	8,760
[1,2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	5/6/21	8,200	8,200
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	5/6/21	7,200	7,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	96,870	96,870
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	26,465	26,465
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	5/1/26	1,125	1,125
	Illinois Finance Authority Lease Revenue	5.000%	7/1/21	1,530	1,542
	Illinois Finance Authority Lease Revenue	5.000%	1/1/22	2,560	2,643
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,320	2,452
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,914
	Illinois GO	4.875%	5/1/21	2,000	2,000
	Illinois GO	5.000%	6/1/21	5,000	5,017
	Illinois GO	5.000%	7/1/21	8,260	8,321
	Illinois GO	5.000%	8/1/21	2,475	2,503
	Illinois GO	5.000%	10/1/21	15,415	15,707
	Illinois GO	5.000%	10/1/21	3,215	3,276
	Illinois GO	5.000%	11/1/21	38,570	39,433
	Illinois GO	5.000%	2/1/22	1,645	1,701
	Illinois GO	4.000%	3/1/22	2,725	2,806
	Illinois GO	5.000%	3/1/22	2,625	2,725
	Illinois GO	5.000%	4/1/22	1,650	1,719
	Illinois GO	5.000%	4/1/22	2,790	2,906
	Illinois GO	5.125%	5/1/22	1,750	1,832
	Illinois GO	5.250%	5/1/22	320	335
	Illinois GO	5.000%	7/1/22	4,495	4,732
	Illinois GO	5.000%	8/1/22	3,500	3,697
	Illinois GO	5.000%	10/1/22	17,810	18,944
	Illinois GO	5.000%	11/1/22	30,280	32,260
	Illinois GO	4.000%	2/1/23	1,695	1,798
	Illinois GO	5.000%	2/1/23	390	420
	Illinois GO	4.000%	3/1/23	6,000	6,380
	Illinois GO	5.000%	4/1/23	145	157
	Illinois GO	5.000%	5/1/23	390	424
	Illinois GO	5.000%	5/1/23	1,000	1,088
	Illinois GO	5.250%	5/1/23	1,500	1,640
	Illinois GO	5.375%	5/1/23	4,100	4,493
	Illinois GO	5.000%	8/1/23	575	632
	Illinois GO	5.000%	10/1/23	100	111
	Illinois GO	5.000%	10/1/23	5,000	5,528
	Illinois GO	5.000%	11/1/23	25,195	27,840
	Illinois GO	5.000%	11/1/23	2,035	2,256
	Illinois GO	5.000%	12/1/23	100	111
	Illinois GO	4.000%	1/1/24	490	501

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	2/1/24	50	55
	Illinois GO	5.000%	2/1/24	780	872
	Illinois GO	5.000%	3/1/24	4,000	4,484
	Illinois GO	5.000%	4/1/24	360	405
	Illinois GO	4.000%	5/1/24	125	137
	Illinois GO	5.000%	5/1/24	1,045	1,178
	Illinois GO	5.500%	5/1/24	2,875	3,284
	Illinois GO	5.000%	6/1/24	2,500	2,826
	Illinois GO	0.000%	8/1/24	200	189
	Illinois GO	5.000%	8/1/24	10,875	11,472
	Illinois GO	5.000%	10/1/24	315	360
	Illinois GO	5.000%	11/1/24	7,300	8,308
	Illinois GO	4.000%	1/1/25	415	424
	Illinois GO	5.000%	1/1/25	75	86
	Illinois GO	5.000%	2/1/25	3,750	4,331
	Illinois GO	5.000%	2/1/25	75	84
	Illinois GO	5.000%	3/1/25	3,050	3,532
	Illinois GO	5.000%	5/1/25	2,500	2,908
	Illinois GO	5.500%	5/1/25	3,000	3,549
	Illinois GO	5.500%	7/1/25	300	331
	Illinois GO	4.000%	8/1/25	570	593
	Illinois GO	5.000%	8/1/25	5,250	5,538
	Illinois GO	5.000%	10/1/25	4,005	4,715
	Illinois GO	5.000%	11/1/25	7,500	8,743
	Illinois GO	5.000%	1/1/26	3,460	4,094
[1,2]	Illinois GO TOB VRDO	0.134%	5/7/21	1,275	1,275
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,021
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,894
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,621
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,370	4,390
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,785	3,803
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,525	2,635
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	52
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,218
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	83
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,485	5,921
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,252
	Illinois Sales Tax Revenue	5.000%	6/15/23	160	173
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,398
[7]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	537
	Illinois Sales Tax Revenue	5.000%	6/15/24	455	495
[7]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	295
	Illinois Sales Tax Revenue	5.000%	6/15/25	380	413
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,054
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	8,050	8,050
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	1,750	1,805
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	2,920	3,012
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	511
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,250	2,428
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	216
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,215	7,237
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,381
[1,2]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	0.100%	5/6/21	4,500	4,500
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/21	390	399
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	207
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	170
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	441
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	121
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	232
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	161
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	278
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,871
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,267
	Lake County IL GO	4.000%	11/30/22	3,340	3,539
	Lake County IL GO	4.000%	11/30/23	6,670	7,303
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,545	1,678
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,308
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	50	52
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	605	660

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	600	677
[3,6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	325	382
[3,6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	302
[3]	Peoria IL GO	4.000%	1/1/23	500	530
[3]	Peoria IL GO	4.000%	1/1/24	500	548
[3]	Peoria IL GO	4.000%	1/1/25	750	844
[3]	Peoria IL GO	4.000%	1/1/26	250	288
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	3,500	3,513
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	760	763
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,704
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	609
	Regional Transportation Authority Sales Tax Revenue PUT	0.550%	5/1/21	23,175	23,175
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	7,195	7,195
	Romeoville IL GO	5.000%	12/30/24	2,685	3,115
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,915	2,205
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.200%	5/6/21	18,315	18,315
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.240%	5/7/21	8,340	8,340
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	723
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	867
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	259
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	267
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	277
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	321
[1,2]	Springfield IL Water Revenue TOB VRDO	0.240%	5/7/21	8,225	8,225
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	890
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	978
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,071
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,159
[3]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	534
[3]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	849
					1,152,708
Indiana (1.5%)
	Ball State University College & University Revenue	5.000%	7/1/21	365	368
	Ball State University College & University Revenue	5.000%	7/1/22	350	369
	Ball State University College & University Revenue	5.000%	7/1/23	380	418
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	460
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,778
	Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,143
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,038
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,225	1,236
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/22	1,520	1,568
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,055
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,077
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Bond Bank Miscellaneous Revenue (Advance Funding Program)	2.000%	1/10/22	15,000	15,186
	Indiana Bond Bank Miscellaneous Revenue (Advance Funding Program)	2.000%	1/10/22	2,000	2,007
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	1,500	1,493
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	512
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,615	2,688
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,449
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,362
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,646
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,479
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,105	1,184
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,422
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,825	4,290
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.650%	1/1/22	3,000	3,030
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.650%	1/1/22	3,000	3,030
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.650%	1/1/22	11,125	11,235
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	7/2/21	6,000	6,000
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	7/2/21	6,500	6,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	2,000	2,000
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	45,575	45,575
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	5/6/21	12,200	12,200
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	32,000	32,000
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,790	3,928

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	450	506
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,556
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	5/3/21	60,105	60,105
	Indiana Finance Authority Lease Revenue VRDO	0.040%	5/3/21	14,085	14,085
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.150%	6/1/21	4,000	4,000
[1,2]	Indiana Finance Authority Revenue TOB VRDO	0.210%	5/6/21	19,205	19,205
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	6,320	6,370
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	100	101
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,054
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,057
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,755
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,574
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	10,650	10,650
[7]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,075	1,221
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	893
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,766
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	562
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,275
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	702
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,249
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	981
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,160
[1,2,5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.130%	5/6/21	4,750	4,750
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/22	2,380	2,426
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	2,992
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/22	545	560
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,046
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	958
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	925
	Purdue University College & University Revenue	5.000%	7/1/22	1,050	1,110
	Purdue University College & University Revenue	5.000%	7/1/22	505	534
	Purdue University College & University Revenue	5.000%	7/1/23	410	453
	Purdue University College & University Revenue	5.000%	7/1/24	500	575
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	230	264
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,525	2,560
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,788
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,200	2,203
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,105	1,250
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,000	1,160
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	578
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	474
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	612
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	582
					336,558
Iowa (0.4%)
	Des Moines IA GO	5.000%	6/1/22	5,000	5,264
	Des Moines IA GO	5.000%	6/1/23	1,570	1,727
	Iowa City Community School District GO	5.000%	6/1/21	2,685	2,695
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,905
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,244
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	327
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,435	1,616
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	119
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	20,400	20,400
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	10,230	10,230
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	6,825	6,959
[4]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) PUT, 70% of 1M USD LIBOR + 0.350%	0.429%	10/1/21	3,750	3,751
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.040%	5/6/21	8,730	8,730
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/21	4,790	4,847
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	222
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	241
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	225	265
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	296
[1,2]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revnue TOB VRDO	0.090%	5/6/21	7,500	7,500
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	2,500	2,501
	Polk County IA GO	4.000%	6/1/21	12,135	12,171
					94,010

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.3%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	500	506
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.381%	9/1/21	7,580	7,587
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	7,057
	Kansas Development Finance Authority College & University Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,160
[1,2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	8,000	8,000
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	564
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	658
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	357
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	271
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	279
	Manhattan KS GO	0.200%	6/15/24	26,300	26,215
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	158
[1,2]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	14,205	14,205
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/21	7,990	8,148
					75,165
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	257
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	329
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	328
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	347
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,025	1,142
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,925	2,144
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	525	584
[6]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,414
[6]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,420
[6]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,267
[6]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,780
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	163
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	531
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	601
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/21	1,605	1,629
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,788
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,956
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,072
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	805	888
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,555
	Kentucky Economic Development Finance Authority Resource Recovery Revenue PUT	0.150%	6/1/21	1,000	1,000
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	380	433
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,243
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,364
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/21	650	652
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/21	3,650	3,671
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/22	1,535	1,572
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	416
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	312
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,415	6,685
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,058
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,738
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,376
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	779
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,100	6,569
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,813
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,697
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	664
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,684
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,464
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	550	624
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	28,860	31,644
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,940	13,315
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	22,610	25,486
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	615	694
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,095	11,658
[1,2]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,703
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 100)	5.000%	8/1/22	600	607
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	339
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,560
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	413

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	781
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	928
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	1,007
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,937
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,987
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	100	110
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,570	2,934
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	790	902
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,560	33,862
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	1,000	1,220
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,073
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,174
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,282
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,445	1,490
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,170	1,239
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	1,022
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,104
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,226
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	255	266
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	278
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	385
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	357
					230,302
Louisiana (1.1%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	24,055	24,055
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	37,600	37,600
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/22	250	259
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	130
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	152
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	193
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	60
[1,2]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	18,950	18,950
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	318
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	459
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	4,200	4,200
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	20,100	20,132
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,500	6,510
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,765
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,539
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,105	4,360
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,170	3,515
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	320
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	767
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	1,045	1,065
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,288
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,925	1,962
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,427
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,752
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,049
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,668
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,906
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,521
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	585
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	363
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,715	1,741
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,000	3,046
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	301
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,914
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,087
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,186
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	423
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,635

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,535
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,547
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,885
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	3,103
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,045	3,570
[1,2,5]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.180%	5/6/21	4,285	4,285
[5]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	230	242
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	10,300	10,300
[3]	Shreveport LA GO	3.000%	8/1/22	1,750	1,805
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	589
[5]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	610
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	556
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	8,045	8,298
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,455	15,785
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	9,105	9,384
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	490	536
					247,233
Maine (0.1%)
	Maine GO	5.000%	6/1/21	1,250	1,255
	Maine GO	4.000%	6/1/22	3,785	3,944
	Maine GO	5.000%	6/1/23	3,000	3,300
	Maine GO	5.000%	6/1/24	150	172
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	201
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	365
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	439
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	691
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	352
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	6,075	6,075
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/22	1,150	1,223
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	554
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	748
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,116
	Westbrook ME GO	5.000%	4/1/24	450	511
					20,946
Maryland (2.5%)
	Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,206
	Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,207
	Anne Arundel County MD GO	5.000%	10/1/22	4,930	5,270
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,266
	Anne Arundel County MD GO	5.000%	4/1/24	65	74
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	13,310
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,594
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,973
	Baltimore County MD GO	5.000%	8/1/21	2,800	2,833
	Baltimore County MD GO	5.000%	2/1/22	1,370	1,420
	Baltimore County MD GO	5.000%	3/1/24	500	567
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,270
	Baltimore County MD GO	5.000%	3/1/25	900	1,060
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,355
	Baltimore County MD GO	5.000%	3/1/25	100	118
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,217
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.600%	6/1/21	100	100
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	102
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	129
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	100	113
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	347
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	898
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,582
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	3,985	4,040
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,389
	Howard County MD GO	5.000%	8/15/21	1,220	1,237
	Howard County MD GO	5.000%	2/15/22	11,360	11,795
	Howard County MD GO	5.000%	8/15/22	1,255	1,334
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	20,665	20,927
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	14,065	14,289
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,320	10,246

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,802
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,636
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,265
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.070%	5/5/21	5,830	5,830
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,823
	Maryland GO	5.000%	6/1/21	12,000	12,044
	Maryland GO	5.000%	8/1/21	46,385	46,936
	Maryland GO	5.000%	8/1/21	20,000	20,238
	Maryland GO	5.000%	8/1/21	15,000	15,178
	Maryland GO	4.000%	8/1/22	2,630	2,758
	Maryland GO	4.000%	8/15/22	150	158
	Maryland GO	5.000%	8/1/23	925	1,026
	Maryland GO	5.000%	8/1/23	365	405
	Maryland GO	5.000%	8/1/23	3,600	3,992
	Maryland GO	5.000%	8/1/24	1,250	1,442
	Maryland GO	5.000%	3/1/25	3,000	3,532
	Maryland GO	5.000%	8/1/25	160	191
	Maryland GO	5.000%	3/1/26	12,500	15,202
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.060%	5/5/21	6,400	6,400
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,380	1,388
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	780	787
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	366
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	356
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	443
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	156
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	331
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	541
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	130
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,613
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/6/21	30,935	30,935
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	10,000	10,000
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	110
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	258
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	5,835
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,734
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,285
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	1,500	1,657
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	759
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,309
	Montgomery County MD	0.000%	5/5/21	28,000	28,000
	Montgomery County MD	0.080%	5/5/21	31,000	31,000
	Montgomery County MD	0.090%	5/6/21	31,000	31,000
	Montgomery County MD GO	5.000%	6/1/21	5,000	5,018
	Montgomery County MD GO	5.000%	7/1/21	1,000	1,008
	Montgomery County MD GO	5.000%	11/1/21	9,625	9,858
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,337
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,476
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	0.100%	12/1/41	21,610	21,611
	Prince George's County MD GO	4.000%	7/15/21	4,210	4,242
	Prince George's County MD GO	5.000%	7/15/21	2,810	2,837
	Prince George's County MD GO	5.000%	3/1/22	2,230	2,320
	Prince George's County MD GO	5.000%	7/1/22	4,745	5,014
	Prince George's County MD GO	5.000%	7/15/22	6,080	6,436
	Prince George's County MD GO	5.000%	8/1/22	1,025	1,087
	Prince George's County MD GO	5.000%	7/15/23	1,950	2,158
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	791
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	505
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	309
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/21	7,250	7,291
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,100
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,263
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,455	1,532
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,395
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,220	2,444
					550,483

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts (2.2%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/21	450	459
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/22	450	469
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	463
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	205	224
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	223
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	215	244
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	346
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	205
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	196
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	398
	Cambridge MA GO	5.000%	2/15/23	4,100	4,456
	Cambridge MA GO	5.000%	2/15/24	4,055	4,595
	Cambridge MA GO	5.000%	2/15/25	4,090	4,811
	Cambridge MA GO	5.000%	2/15/26	3,040	3,698
	Commonwealth of Massachusetts GO	5.000%	7/1/21	2,845	2,867
	Commonwealth of Massachusetts GO	5.000%	7/1/21	15,505	15,626
	Commonwealth of Massachusetts GO	5.000%	8/1/21	16,125	16,317
	Commonwealth of Massachusetts GO	5.000%	8/1/21	5,000	5,059
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,395	6,475
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,155	6,232
	Commonwealth of Massachusetts GO	5.000%	11/1/21	24,000	24,580
	Commonwealth of Massachusetts GO	5.000%	1/1/22	7,490	7,732
	Commonwealth of Massachusetts GO	5.000%	7/1/22	8,070	8,529
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	5,073
	Commonwealth of Massachusetts GO	5.000%	3/1/23	220	240
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,000	8,770
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	110
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,140	1,276
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	26,564
	Commonwealth of Massachusetts GO	5.000%	8/1/24	520	599
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	6,084
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,485	24,906
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,135	7,655
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/21	10,855	10,895
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	450	475
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,959
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	2,011
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	3,235
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	935	956
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.070%	5/5/21	13,040	13,040
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	1,500	1,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	575	579
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/21	4,200	4,241
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,385
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	579
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	230	265
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	7,070	7,084
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,534
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,085	1,206
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.140%	5/6/21	6,665	6,665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	750	754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,430	1,440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	265	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	504
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,328
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,302
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,990	2,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	563
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,052
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	249

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	726
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	3,032
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	255	292
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	342
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	1/27/22	5,000	5,005
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	5,570	5,570
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,875	2,899
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,756
[5]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.070%	7/1/40	18,700	18,700
[5]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.130%	7/1/40	12,860	12,860
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	7,400	7,400
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	18,200	18,200
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	3,790	3,793
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	2,100	2,111
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,719
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, 70% of 1M USD LIBOR + 0.350%	0.431%	6/1/21	2,000	2,000
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.390%	12/1/21	2,000	2,000
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.461%	9/1/21	3,750	3,751
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	9,120	9,246
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	1,085	1,100
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	5,000	5,110
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,530	8,803
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,355
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,941
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	32,975	35,571
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	9,300	9,410
	Sharon MA GO	5.000%	2/15/23	615	668
	Sharon MA GO	5.000%	2/15/24	875	991
	Sharon MA GO	5.000%	2/15/25	850	999
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,065	6,797
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,200	6,054
	Worcester MA GO	5.000%	2/15/23	1,970	2,138
	Worcester MA GO	5.000%	2/15/24	2,750	3,112
					481,817
Michigan (1.9%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,481
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,479
[10]	Brighton MI Area School District GO	5.000%	5/1/24	165	188
[10]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,771
[10]	Brighton MI Area School District GO	5.000%	5/1/26	435	530
[10]	Detroit City School District GO	5.000%	5/1/21	2,100	2,100
[10]	Detroit City School District GO	5.000%	5/1/22	2,000	2,094
[10]	Detroit City School District GO	5.000%	5/1/23	2,115	2,216
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	400	403
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	494
[1,2,5,10]	Detroit MI City School District GO TOB VRDO	0.210%	5/6/21	10,245	10,245
[1,2,5,10]	Detroit MI City School District GO TOB VRDO	0.400%	5/6/21	3,800	3,800
[1,2,5,10]	Detroit MI City School District GO TOB VRDO	0.300%	5/7/21	17,845	17,845
[1,2,5,7,11]	Detroit MI Sewage Disposal System Sewer Revenue TOB VRDO	0.080%	5/6/21	54,450	54,450
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	500	522
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,151
[1,2,3]	Eastern Michigan University College & University Revenue PUT VRDO	0.100%	5/6/21	17,190	17,190
[6]	Forest Hills Public Schools GO	4.000%	5/1/23	850	915
[6]	Forest Hills Public Schools GO	4.000%	5/1/24	900	1,000
[6]	Forest Hills Public Schools GO	4.000%	5/1/25	575	657
[10]	Grand Blanc Community Schools GO	5.000%	11/1/21	2,025	2,073
[10]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,673
[10]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,093
[10]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,814
[10]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	939
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/6/21	18,925	18,925
[1,2,5]	Great Lakes MI Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.200%	5/6/21	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,970	8,418

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	435
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	462
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	290
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	560
[10]	Holt Public Schools GO	5.000%	5/1/21	650	650
[10]	Holt Public Schools GO	5.000%	5/1/22	525	550
[10]	Holt Public Schools GO	5.000%	5/1/23	455	498
[10]	Holt Public Schools GO	5.000%	5/1/24	525	597
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	810	835
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,643
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	376
	Kalamazoo Public Schools GO	2.000%	5/1/21	5,275	5,275
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/21	250	256
[2,10]	L'Anse Creuse Public Schools GO VRDO	0.060%	5/6/21	19,585	19,585
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,560	1,636
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	810	919
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	185
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	220
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	125
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	263
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	525	526
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,927
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,252
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	175	196
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	2,059
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	555	664
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,918
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, 68% of 1M USD LIBOR + 0.400%	0.475%	10/15/21	14,425	14,408
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.540%	2/1/22	2,500	2,502
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	8/9/21	4,000	4,000
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	10,000	10,150
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	3,500	3,566
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	6,060	6,060
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	6,210	6,210
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,382
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,560
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	107
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	2,043
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	139
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	356
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	195
	Michigan Finance Authority Tobacco Settlement Funded Revenue	3.000%	6/1/21	825	827
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	369
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	654
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	412
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,500	3,526
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/21	1,000	1,022
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	750	838
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,300	1,481
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.120%	5/3/21	3,500	3,500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/21	1,450	1,482
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,278
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	13,213
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,354
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,320	1,321
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,400	1,400
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	18,755	18,755
	Michigan State University College & University Revenue	5.000%	2/15/22	1,500	1,557
	Michigan State University College & University Revenue	5.000%	2/15/23	400	434
	Michigan State University College & University Revenue	5.000%	8/15/23	750	831
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	3,146
	Michigan State University College & University Revenue	5.000%	8/15/25	4,760	5,670
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	5,985	6,009
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,045
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,720	1,848

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,611
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	841
[10]	Milan Area Schools GO	5.000%	5/1/22	500	523
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,556
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,928
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,966
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	220
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	484
[10]	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,325	1,325
[10]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,047
[5]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	5/6/21	5,665	5,665
[5]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	5/6/21	10,325	10,325
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	15,950	17,311
[4]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.340%	4/1/22	11,955	11,963
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	4,078
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,713
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	719
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,500	1,541
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,280	1,315
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	628
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,075
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,000	1,121
[1,2]	Wayne State University Michigan College & University Revenue TOB VRDO	0.240%	5/7/21	5,685	5,685
[10]	Wayne-Westland Community Schools GO	4.000%	5/1/21	200	200
[10]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	166
[10]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	425
[5]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	179
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	154
[5]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	203
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	229
[5,6]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	236
					432,920
Minnesota (0.7%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	552
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	335
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,209
	Hennepin County MN GO	5.000%	12/1/24	1,825	2,131
	Hennepin County MN GO	5.000%	12/15/24	5,250	6,139
	Hennepin County MN GO	5.000%	12/15/25	4,450	5,382
	Hennepin County MN GO VRDO	0.060%	5/6/21	38,290	38,290
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	550
	Metropolitan Council GO	5.000%	3/1/22	2,935	3,054
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,618
	Metropolitan Council GO	3.000%	3/1/23	2,700	2,764
	Metropolitan Council GO	5.000%	3/1/24	2,000	2,271
	Metropolitan Council GO	5.000%	3/1/25	100	118
	Minneapolis MN GO	4.000%	12/1/21	1,425	1,457
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,401
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,361
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	951
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,219
[2]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	2,750	2,750
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,300	1,341
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	425
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,078
	Minnesota Appropriations Revenue	5.000%	6/1/21	3,670	3,684
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,307
	Minnesota GO	5.000%	8/1/21	2,250	2,277
	Minnesota GO	5.000%	8/1/21	1,865	1,887
	Minnesota GO	5.000%	8/1/21	575	582
	Minnesota GO	5.000%	10/1/22	19,625	20,981
	Minnesota GO	5.000%	8/1/23	1,955	2,168
	Minnesota GO	5.000%	8/1/23	2,775	3,078
	Minnesota GO	5.000%	8/1/23	1,900	2,107
	Minnesota GO	5.000%	8/1/24	250	289
	Minnesota GO	5.000%	8/1/24	125	139
	Minnesota GO	5.000%	10/1/24	1,195	1,388
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/21	100	101
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	208

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	271
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	809
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,120
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,640
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	18,000	18,000
	Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,032
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	588	606
	Rochester MN Health, Hospital, Nursing Home Revenue PUT	4.500%	11/15/21	2,035	2,080
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,167
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	512
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	396
	St. Paul MN GO	5.000%	2/1/25	1,765	2,074
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,625	1,828
					150,127
Mississippi (0.7%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,114
	DeSoto County MS GO	5.000%	11/1/23	650	727
	DeSoto County MS GO	5.000%	11/1/24	680	790
	Harrison County School District GO	4.000%	6/1/21	550	552
	Harrison County School District GO	4.000%	6/1/22	1,150	1,196
	Harrison County School District GO	4.000%	6/1/23	1,200	1,294
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	5/3/21	2,100	2,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	5/3/21	15,350	15,350
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	5/5/21	16,800	16,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	5/5/21	18,300	18,300
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	5/5/21	29,610	29,610
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	1,000
[5]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,600	1,804
	Mississippi GO	4.000%	11/1/22	10,475	11,084
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,848
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	5,981
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,513
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,055	4,108
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,000	1,110
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	539
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,501
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,587
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,590	7,994
					156,902
Missouri (1.0%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	574
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/21	350	351
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	825
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	590	596
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	464
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	657
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	481
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,339
	Franklin County MO COP	3.000%	11/1/21	205	208
	Franklin County MO COP	3.000%	4/1/22	450	461
	Franklin County MO COP	3.000%	11/1/22	210	218
	Franklin County MO COP	3.000%	4/1/23	920	966
	Franklin County MO COP	3.000%	11/1/23	425	452
	Franklin County MO COP	3.000%	4/1/24	475	509
	Franklin County MO COP	3.000%	11/1/24	440	477
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,000	23,315
[2]	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	9,325	9,325
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,813
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,150
	Kansas City MO GO	3.000%	2/1/24	4,085	4,391
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/26	3,140	3,151
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/22	1,305	1,347
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,132
[2]	Kansas City MO Special Obligation Revenue VRDO	0.070%	5/5/21	63,715	63,715
	Kansas MO Appropriations Revenue	5.000%	4/1/22	575	600
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	521
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	615

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/21	1,640	1,657
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,387
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/21	1,275	1,275
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,246
	Missouri Development Finance Board Recreational Revenue VRDO	0.040%	5/3/21	3,785	3,785
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	220
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	574
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	200	202
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	385
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	130	134
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,385	2,507
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	697
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	260	287
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	75	86
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	147
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	580
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	373
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	599
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	570
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,000	8,578
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	13,000	13,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	19,100	19,100
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	22,700
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	10,075	10,075
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,905	3,046
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	830	947
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,220	3,673
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	815	914
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/21	3,765	3,794
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,000	1,019
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	901
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	295	311
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,500	1,536
					227,517
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	10,000	10,003
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	1,200	1,201
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	665	672
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	599
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	675
					13,150
Multiple States (1.6%)
[1,4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.270%	5/7/21	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.410%	5/3/21	29,400	29,400
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	5/6/21	80,900	80,900
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.120%	5/6/21	65,700	65,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.410%	5/3/21	50,500	50,500
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	5/6/21	35,000	35,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	5/6/21	49,100	49,100
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.160%	5/6/21	50,000	50,000
					366,200
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,994
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	637
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	805	865
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,760	40,670
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,136
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,129
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,205
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	125	128
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	123
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	209
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,302
[1,2]	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	0.130%	5/6/21	7,495	7,495
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,267

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,702
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,837
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	397
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,000	1,005
	Omaha NE GO	5.000%	1/15/22	1,000	1,034
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	7,151
	Omaha School District GO	5.000%	12/15/23	10,425	11,738
	Omaha School District GO	5.000%	12/15/24	11,090	12,973
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	899
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,132
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,691
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,100	1,109
					102,828
Nevada (1.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,795	1,809
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,540	7,959
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,775	5,265
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	10,062
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	258
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.070%	5/5/21	23,670	23,670
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,563
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	105	116
	Clark County NV GO	5.000%	12/1/25	25	30
	Clark County NV GO, Prere.	4.000%	11/1/24	1,795	2,030
[2]	Clark County NV Natural Gas Revenue VRDO	0.080%	5/5/21	19,990	19,990
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	625	630
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,240
[1,2,3]	Clark County NV School District GO TOB VRDO	0.210%	5/6/21	3,870	3,870
[1,2]	Clark County NV School District GO TOB VRDO	0.210%	5/6/21	10,055	10,055
[5]	Clark County School District GO	5.000%	6/15/21	3,385	3,403
	Clark County School District GO	5.000%	6/15/21	4,520	4,544
[5]	Clark County School District GO	3.000%	6/15/22	475	489
	Clark County School District GO	5.000%	6/15/22	7,465	7,859
[5]	Clark County School District GO	5.000%	6/15/22	3,555	3,743
[5]	Clark County School District GO	5.000%	6/15/22	7,040	7,412
	Clark County School District GO	5.000%	6/15/22	5,500	5,790
	Clark County School District GO	5.000%	6/15/22	1,260	1,327
[5]	Clark County School District GO	3.000%	6/15/23	370	391
[5]	Clark County School District GO	5.000%	6/15/23	3,730	4,100
[5]	Clark County School District GO	5.000%	6/15/23	3,695	4,062
[5]	Clark County School District GO	3.000%	6/15/24	350	378
[5]	Clark County School District GO	5.000%	6/15/24	3,880	4,435
	Clark County School District GO	5.000%	6/15/24	125	143
	Clark County School District GO	5.000%	6/15/24	200	228
[5]	Clark County School District GO	3.000%	6/15/25	415	456
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,144
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,442
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	400	403
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	566
[1,2]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.140%	5/6/21	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,534
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	632
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	5,234
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,175	1,293
	Las Vegas Valley Water District GO	5.000%	6/1/23	85	94
[1,2]	Nevada State Housing Division Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	12,500	12,500
[5]	North Las Vegas NV GO	5.000%	6/1/21	2,100	2,108
[5]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,524
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,652
	Washoe County School District GO	5.000%	6/1/22	1,650	1,737
	Washoe County School District GO	5.000%	6/1/23	1,695	1,862
					238,967
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,530	5,780
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	244
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	323
[1,2]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	0.130%	5/6/21	10,520	10,520

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,085	1,093
					17,960
New Jersey (4.1%)
[5]	Atlantic City NJ GO	5.000%	3/1/22	500	518
[3]	Atlantic County NJ GO	3.000%	10/1/22	810	842
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,120	4,262
	Bergen County NJ BAN GO	2.000%	11/10/21	29,690	29,978
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,284
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,373
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,255	8,283
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,474
	Borough of Paramus NJ GO	1.000%	4/29/22	10,000	10,076
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	8,000	8,034
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	720	773
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	626
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	2.000%	11/11/21	12,500	12,623
[3]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,821
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	531
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	800	880
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,700	5,718
	Cherry Hill Township NJ BAN GO	2.000%	10/27/21	1,718	1,733
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,769
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,879
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,272
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,568
	East Hanover Township NJ BAN GO	1.500%	8/13/21	6,996	7,017
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,594
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	403
[3]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,174
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/21	2,050	2,098
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,281
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,166
	Hackensack NJ BAN GO	1.500%	9/2/21	8,039	8,071
	Haworth Borough NJ GO	2.000%	8/1/22	450	460
	Hoboken NJ BAN GO	1.000%	3/1/22	13,511	13,604
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	211
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,150	1,253
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	650	748
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,469
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,592
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,992
[1,2]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.110%	5/7/21	1,730	1,730
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	5/6/21	2,300	2,300
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,279	4,286
	Mendham NJ GO	1.250%	5/5/22	3,500	3,535
	Monmouth County NJ GO	5.000%	7/15/21	4,855	4,902
	Morris County NJ GO	2.000%	2/1/22	1,940	1,967
	Morris County NJ GO	3.000%	2/1/22	2,205	2,253
	Morris County NJ GO	2.000%	2/1/23	1,945	2,008
	Morris County NJ GO	3.000%	2/1/24	3,055	3,289
	Morris County NJ GO	3.000%	2/1/25	1,490	1,637
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	574
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	533
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,965	5,997
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	260	261
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,153
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,135	1,179
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	73
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,080	3,242
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,211
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,811
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	110	116
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,470	4,658
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,120	9,903
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	77
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	135	148
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	2,525	2,740
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,853

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	182
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	1,870	2,028
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	312
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,270	1,349
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.090%	5/6/21	4,710	4,710
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.100%	5/6/21	9,805	9,805
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.100%	5/7/21	15,650	15,650
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	8,269
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	9,452
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	9,214
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	14,000	16,607
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	15,600	15,600
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	260	266
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,105
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,087
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,600	1,784
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	3,025	3,495
[1,2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	5/6/21	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	300	312
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	150	156
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.020%	5/3/21	3,550	3,550
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	300	313
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	490	511
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	291
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	265	267
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	1,000	1,008
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	655	660
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	3,065	3,089
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,145	1,265
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	135	156
[1,2]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	5/6/21	1,000	1,000
	New Jersey GO	4.000%	6/1/23	22,065	23,775
	New Jersey GO	5.000%	6/1/24	29,840	34,072
	New Jersey GO	5.000%	6/1/25	10,020	11,832
	New Jersey GO	5.000%	6/1/26	14,380	17,455
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	3,500	3,500
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	4,800	4,800
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	1,250	1,274
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,598
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,680	1,771
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	739
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,806
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,580	2,952
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,680	3,069
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	150	168
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,386
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,514
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	11,377
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	5/6/21	3,610	3,610
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	40,500	40,500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,642
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	4,050	4,164
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,664
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,495	2,509
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,873
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,455	3,526
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,644
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,495	3,510
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,005	3,020
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,029
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,441
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	6,153
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	140	161
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	784
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	812
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,000	2,352

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,767
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,727
[1,2,3]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.280%	5/6/21	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	200	201
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	170	176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,415	8,860
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,110	4,440
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,909
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,105	2,283
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,789
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	9,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	790	885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,990	2,243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,400	2,733
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	6,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,120	5,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	305	307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	925	1,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	300	302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	460	484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	521
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.260%	12/15/21	8,625	8,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	250	251
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,463
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,850	8,091
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,580
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,883
[8,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	246
[1,2]	New Jersey Transportation Trust Fund Authority Transportation System Appropriations Revenue TOB VRDO	0.100%	5/6/21	1,065	1,065
[1,2]	New Jersey Transportation Trust Fund Authority Transportation System Appropriatons Revenue TOB VRDO	0.100%	5/6/21	19,255	19,255
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	395	467
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.090%	5/6/21	22,235	22,235
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.100%	5/6/21	4,000	4,000
[1,2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.120%	5/6/21	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	5/6/21	8,335	8,335
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	5/6/21	5,745	5,745
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	5/6/21	4,110	4,110
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	5/6/21	3,015	3,015
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.561%	1/1/22	3,495	3,499
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.561%	1/1/22	4,535	4,541
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	505	534
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	80	85
[5]	Newark NJ GO	5.000%	10/1/23	320	353
[5]	Newark NJ GO	5.000%	10/1/24	325	371
[5]	Newark NJ GO	5.000%	10/1/25	300	353
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,727
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,092
	Passaic County NJ GO	4.000%	12/1/24	2,765	3,125
[1,2]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.090%	5/6/21	11,780	11,780
[1,2]	Rutgers State University New Jersey College & University Revenue TOB VRDO	0.090%	5/7/21	17,000	17,000
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,349
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	267
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,216
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,355	1,451
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,495
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	884
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,285	2,293
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,455	3,629
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,631
	Township of Lyndhurst NJ GO	0.750%	9/8/21	4,000	4,007
	Township of Mount Laurel NJ BAN GO	1.000%	2/18/22	4,840	4,871

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Township of Readington NJ GO	1.000%	4/28/22	7,175	7,232
[6]	Union Township Board of Education GO	5.000%	1/1/23	555	598
[6]	Union Township Board of Education GO	5.000%	1/1/24	550	616
[6]	Union Township Board of Education GO	5.000%	1/1/25	550	639
[6]	Union Township Board of Education GO	5.000%	1/1/26	520	623
	Verona Township NJ BAN GO	4.000%	10/29/21	7,994	8,140
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,879
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,108
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,131
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,173
					904,509
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,214
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	875	885
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	239
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	981
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,800	1,993
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	166
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	650	720
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	144
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	500	576
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	215	256
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	153
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,332
	Albuquerque NM GO	5.000%	7/1/24	5,380	6,178
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,955
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,235	4,665
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,100	74,524
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	1,885	1,896
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	4,210	4,827
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,055	3,624
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	10,120	10,673
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	110	110
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	229
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	326
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	562
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	580
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,740	11,506
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	3,500	3,500
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,722
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,056
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,425	21,542
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/21	7,925	7,986
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	300
					168,420
New York (18.5%)
	Albany County NY GO	5.000%	11/1/21	1,000	1,024
	Albany County NY GO	5.000%	11/1/22	950	1,016
	Albany County NY GO	5.000%	11/1/23	750	840
	Albany County NY GO	5.000%	11/1/24	800	930
	Albany NY GO BAN	3.000%	3/25/22	29,304	30,045
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,405	1,571
	Battery Park City Authority Miscellaneous Revenue VRDO	0.060%	5/6/21	47,570	47,570
	Beacon NY BAN GO	1.750%	6/30/21	8,289	8,307
	Brighton Central School District BAN GO	1.500%	6/24/21	5,000	5,009
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	510
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	792
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	937
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Social Project) VRDO	0.050%	5/6/21	2,030	2,030
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	12,193	12,222
	Copiague Union Free School District GO	2.000%	6/24/21	9,300	9,322
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	125	126
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	172
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	150	162
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	369
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	604
	East Islip Union Free School District BAN GO	2.000%	7/1/21	19,552	19,606
	East Meadow Union Free School District GO	1.500%	6/25/21	14,000	14,027

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fayetteville-Manlius Central School District BAN GO	1.500%	7/22/21	6,000	6,017
	Garden City NY GO	1.000%	2/18/22	10,500	10,574
	Grand Island NY BAN GO	1.500%	10/8/21	12,692	12,762
	Half Hollow Hills Central School District GO	3.000%	6/25/21	25,000	25,101
	Hempstead NY BAN GO	1.250%	12/15/21	20,808	20,816
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	113
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	461
[1,2]	Hudson Yards Infrastructure Corp. New York Miscellaneous Taxes Revenue TOB VRDO	0.100%	5/6/21	8,925	8,925
	Huntington Union Free School District GO	1.500%	6/25/21	8,000	8,015
	Islip Union Free School District GO	1.500%	6/25/21	9,500	9,517
	Ithaca City School District BAN GO	1.750%	7/16/21	14,000	14,039
	Lindenhurst Union Free School District GO	3.000%	6/25/21	12,000	12,047
	Liverpool Central School District BAN GO	2.000%	6/25/21	25,856	25,922
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	224
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,825	19,056
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,500	1,594
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,210	29,188
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	23,135	23,186
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	792
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	82,465	85,755
[4]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	6/1/22	4,550	4,550
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	450
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,000	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	10	10
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,200	1,285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,770	3,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	759
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	719
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,514
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,100	1,318
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	18,500	18,528
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	38,750	38,808
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	5,000	5,008
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	51,800	52,595
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	15,730	16,156
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	50,060	52,484
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	7,550	8,019
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	23,217
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,470	11,825
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	19,512
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,615	14,480
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.727%	7/1/21	22,845	22,840
[4]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.727%	7/1/21	3,805	3,804
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	2/1/25	9,500	9,382
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/15/22	11,695	11,633
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	3/1/22	14,750	14,721
[1,2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.160%	5/6/21	20,000	20,000
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.120%	5/7/21	5,000	5,000
[1,2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.120%	5/7/21	5,775	5,775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	5/3/21	2,740	2,740
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	13,565	13,565
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	36,830	36,831
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	25,295	25,295
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	28,195	28,195
[4,5]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	3,110	3,110
[4,5]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	8,745	8,744
[4,5]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	0.807%	4/1/26	2,500	2,499
	Middletown City School District BAN GO	1.500%	12/2/21	12,600	12,694
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	275	288
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	511
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	587
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	2,065
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	535

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) TOB VRDO	0.080%	5/6/21	8,150	8,150
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	160	164
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	171
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	265	295
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	765	880
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	415
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	527
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	494
[5]	Nassau County NY GO	5.000%	7/1/21	430	433
	Nassau County NY GO	5.000%	1/1/22	275	284
[5]	Nassau County NY GO	5.000%	7/1/23	2,000	2,206
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	19,155	19,155
	New Rochelle NY GO BAN	1.000%	2/24/22	6,025	6,067
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	231
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	425	480
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	582
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,485	1,735
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,710
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	2,120
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	20,135	20,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.900%	5/1/21	350	350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	2,505	2,508
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.200%	11/1/21	3,660	3,662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,349
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,262
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,818
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,635
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	7,195	7,199
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	14,940	15,071
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,773
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,875	44,503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,619
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,997
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	520	522
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,810	7,864
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	5,250	5,268
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	14,040	14,040
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	19,670	19,670
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	11,900	11,900
	New York City Housing Development Corp. Local or Guaranteed Housing Rvenue PUT	0.230%	4/29/22	2,250	2,249
	New York City Housing Development Corp. Local or Guaranteed Housing Rvenue PUT	0.700%	7/1/25	7,000	6,983
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	714
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	676
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	703
[1,2]	New York City NY GO TOB VRDO	0.060%	5/3/21	13,700	13,700
[1,2]	New York City NY GO TOB VRDO	0.090%	5/6/21	14,750	14,750
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	5/6/21	17,000	17,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	5/6/21	6,440	6,440
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	5/6/21	4,500	4,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.090%	5/6/21	15,000	15,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	500	575
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	920	973
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	910	943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,875	1,989
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	16,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	20,905	22,178
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	172
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	284
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	5,445	5,576
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	31,703
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	785	896
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	320	365
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	410	472
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	164
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,780	18,348
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	9,965
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,485	2,986

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	15,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,310	1,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	8,750	8,754
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	5/6/21	8,000	8,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	5/6/21	45,450	45,450
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.090%	5/6/21	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	5/3/21	6,870	6,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	700	700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	5/5/21	23,800	23,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	5/6/21	10,290	10,290
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	5/6/21	28,960	28,960
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	5/6/21	8,910	8,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/22	7,715	8,174
[5]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.010%	5/6/21	14,725	14,725
[5]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.250%	5/7/21	52,725	52,725
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	745	821
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,120	1,260
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,535	1,827
	New York City Water & Sewer System Water Revenue VRDO	0.050%	5/3/21	5,400	5,400
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/5/21	56,800	56,800
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	22,950	22,950
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	42,290	42,290
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/6/21	17,900	17,900
[1,2]	New York City Water & Sewer System Water Revenue VRDO	0.080%	5/6/21	7,000	7,000
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	5/6/21	13,085	13,085
[1,2]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.110%	5/6/21	60,005	60,005
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.110%	5/6/21	10,000	10,000
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.150%	5/6/21	13,955	13,955
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	9,900	9,900
	New York NY GO	4.000%	8/1/21	3,050	3,079
	New York NY GO	5.000%	8/1/21	1,095	1,108
	New York NY GO	5.000%	8/1/21	1,185	1,199
	New York NY GO	5.000%	8/1/21	31,040	31,407
	New York NY GO	5.000%	8/1/21	9,400	9,511
	New York NY GO	5.000%	8/1/21	5,000	5,059
	New York NY GO	5.000%	8/1/21	4,855	4,912
[13]	New York NY GO	0.250%	10/1/21	40,175	40,175
	New York NY GO	5.000%	4/1/22	2,065	2,157
	New York NY GO	5.000%	8/1/22	330	350
	New York NY GO	5.000%	8/1/22	210	223
	New York NY GO	5.000%	8/1/22	3,550	3,765
	New York NY GO	5.000%	8/1/22	18,750	19,887
	New York NY GO	5.000%	8/1/22	39,950	42,373
	New York NY GO	5.000%	8/1/22	3,000	3,182
	New York NY GO	5.000%	8/1/22	30,160	31,989
	New York NY GO	5.000%	8/1/22	9,595	10,177
	New York NY GO	5.000%	8/1/22	13,480	14,298
	New York NY GO	5.000%	8/1/22	50	53
	New York NY GO	4.000%	12/1/22	1,650	1,750
	New York NY GO	5.000%	3/1/23	2,000	2,175
	New York NY GO	4.000%	8/1/23	1,500	1,514
	New York NY GO	5.000%	8/1/23	1,195	1,322
	New York NY GO	5.000%	8/1/23	130	144
	New York NY GO	5.000%	8/1/23	1,725	1,909
	New York NY GO	5.000%	8/1/23	3,050	3,375
	New York NY GO	5.000%	8/1/23	1,825	1,847
	New York NY GO	5.000%	8/1/23	4,955	5,256
	New York NY GO	5.000%	8/1/23	1,635	1,809
	New York NY GO	5.000%	8/1/23	755	836
	New York NY GO	5.000%	8/1/23	905	1,002
	New York NY GO	5.000%	8/1/23	615	681
	New York NY GO	5.000%	3/1/24	850	962
	New York NY GO	5.000%	6/1/24	170	194
	New York NY GO	4.000%	8/1/24	100	112
	New York NY GO	5.000%	8/1/24	855	945
	New York NY GO	5.000%	8/1/24	765	879
	New York NY GO	5.000%	8/1/24	3,075	3,533
	New York NY GO	5.000%	8/1/24	620	712
	New York NY GO	5.000%	8/1/24	3,700	4,252

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/24	810	931
	New York NY GO	5.000%	8/1/24	150	172
	New York NY GO	5.000%	8/1/24	13,150	15,110
	New York NY GO	5.000%	8/1/24	2,255	2,493
	New York NY GO	5.000%	8/1/24	2,310	2,555
	New York NY GO	5.000%	10/1/24	280	286
	New York NY GO	5.000%	8/1/25	1,460	1,513
	New York NY GO	5.000%	8/1/25	3,925	4,512
	New York NY GO	5.000%	8/1/25	1,850	2,166
	New York NY GO	5.000%	8/1/25	435	517
	New York NY GO	5.000%	8/1/25	1,615	1,918
	New York NY GO	5.000%	8/1/25	3,050	3,623
[5]	New York NY GO	0.010%	8/1/26	37,275	37,275
[5]	New York NY GO	0.070%	8/1/26	3,175	3,175
[5]	New York NY GO	0.230%	8/1/26	35,025	35,025
[5]	New York NY GO	0.250%	8/1/26	43,850	43,850
	New York NY GO	5.000%	8/1/26	1,500	1,840
	New York NY GO	5.000%	8/1/26	1,135	1,392
[13]	New York NY GO	0.180%	10/1/27	7,800	7,800
[5]	New York NY GO	0.190%	1/1/32	21,625	21,625
[5]	New York NY GO	0.250%	6/1/36	12,675	12,675
	New York NY GO PUT	5.000%	12/1/25	2,100	2,471
[1,2]	New York NY GO TOB VRDO	0.090%	5/6/21	2,500	2,500
[1,2]	New York NY GO TOB VRDO	0.090%	5/6/21	4,600	4,600
	New York NY GO VRDO	0.040%	5/3/21	14,600	14,600
	New York NY GO VRDO	0.040%	5/3/21	11,295	11,295
	New York NY GO VRDO	0.040%	5/3/21	21,350	21,350
	New York NY GO VRDO	0.210%	5/3/21	11,000	11,000
	New York NY GO VRDO	0.220%	5/3/21	5,050	5,050
	New York NY GO VRDO	0.220%	5/3/21	7,050	7,050
	New York NY GO VRDO	0.060%	5/6/21	90,025	90,025
[2]	New York NY GO VRDO	0.060%	5/6/21	27,615	27,615
[2]	New York NY GO VRDO	0.060%	5/6/21	17,000	17,000
[2]	New York NY GO VRDO	0.070%	5/6/21	30,165	30,165
[2]	New York NY GO VRDO	0.070%	5/6/21	27,620	27,620
[2]	New York NY GO VRDO	0.080%	5/6/21	12,445	12,445
[5]	New York NY GO VRDO	0.250%	6/1/36	1,025	1,025
	New York NY GO, ETM	5.000%	8/1/21	4,565	4,619
	New York NY GO, ETM	5.000%	8/1/21	7,180	7,265
	New York NY GO, ETM	5.000%	8/1/21	845	855
	New York NY GO, Prere.	5.000%	8/1/21	485	491
	New York NY GO, Prere.	5.000%	8/1/21	5,365	5,428
	New York NY GO, Prere.	5.000%	4/1/22	4,345	4,539
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	5/6/21	23,150	23,150
	New York State Dormitory Authority College & University Revenue VRDO	0.060%	5/6/21	9,655	9,655
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	360	408
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	445
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	426
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	513
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	955	977
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	865	898
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	51,907
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,000	5,211
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,575	8,937
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	5,372
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,860	2,968
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	5,269
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	375	409
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	200	218
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	39,030	42,560
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,000	2,085
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/23	160	162
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	560	604
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	510	577
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,385	1,503
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	430	487
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,150	6,984
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	22,950	26,063
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,050	18,573

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	2,985	3,215
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	6,840	8,025
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,825	2,141
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,375	2,786
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	24,620	28,967
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	10,679
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	11,534
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	5/6/21	6,185	6,185
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	5/7/21	6,155	6,155
	New York State Dormitory Authority Income Tax Revenue VRDO	0.050%	5/6/21	74,900	74,900
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	868
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	665	717
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	691
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,000	4,706
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	5/6/21	17,500	17,500
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	380	439
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,084
[5]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,226
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	310	358
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,887
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,405	1,502
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,700	1,892
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,260	1,454
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,073
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	5/6/21	20,200	20,200
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	295	307
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,090	52,204
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/23	250	268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	630	686
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	515	606
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	4,130	4,683
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	4,405	4,405
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	11,200	11,200
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	185	202
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,164
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,580	2,956
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,950	2,950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,570	3,570
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,560	2,560
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	4,000	4,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	5/1/22	4,650	4,673
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	2,875	2,878
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	4,200	4,302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,925	1,927
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,390	3,506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,565	8,575
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	9,590	9,667
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,379
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,610	4,614
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,200	4,203
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,865	9,290
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,255
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	30,915	30,945
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,406
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,162
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,761
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,405	4,477
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,390	4,437
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,164
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	3,650	3,668
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,665
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,340	17,462
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,435	3,442
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,305	3,314
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	5,540	5,544
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	10,945	10,953

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,800	1,807
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	1,440	1,441
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	58,810	58,810
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	26,225	26,225
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	10,000	10,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	7,950	7,950
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	595	642
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	810	835
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	2,011
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	4,970	5,586
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	250	258
[1,2]	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	0.090%	5/6/21	9,000	9,000
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.050%	5/6/21	10,520	10,520
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,880	4,044
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,685	4,883
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,570
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,260	1,374
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,320	1,439
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,445	1,641
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,150	1,306
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,500	1,635
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,135	3,560
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,180	5,883
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	25,040	28,436
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,883
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,545	6,524
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	7,285
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	5/6/21	12,455	12,455
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	18,875	18,875
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	11,970	11,970
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	3,425	3,425
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	3,750	3,750
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	9,800	9,800
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	14,550	14,550
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	10,000	10,000
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	411
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	447
	North Babylon Union Free School District BAN GO	1.500%	7/8/21	4,700	4,710
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	5/6/21	43,800	43,800
	Oneida NY GO BAN	1.500%	3/31/22	17,000	17,206
[3]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,092
	Port Authority of New York & New Jersey	0.140%	7/14/21	5,000	5,000
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	5/6/21	9,750	9,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	5/6/21	5,240	5,240
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	5/6/21	7,500	7,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	5/6/21	8,540	8,540
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	5,600	5,600
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	5/6/21	1,170	1,170
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	5/6/21	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	850	850
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	5/7/21	530	530
	Sag Harbor Union Free School District GO	1.500%	6/24/21	6,500	6,512
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/25	7,435	8,626
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	589
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	720
	Schenectady NY BAN GO	2.000%	5/7/21	4,805	4,806
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	33,520	33,642
[5]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,068
[3]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,130
[5]	Suffolk County NY GO	4.000%	10/15/22	6,680	7,026
[5]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,377
[5]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,957
[5]	Suffolk County NY GO	5.000%	11/1/23	8,120	9,050
[5]	Suffolk County NY GO	4.000%	2/1/24	4,475	4,908
[5]	Suffolk County NY GO	5.000%	5/15/24	7,100	8,073
[5]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,851
[5]	Suffolk County NY GO	5.000%	5/15/25	7,390	8,691
[5]	Suffolk County NY GO	5.000%	11/1/25	8,950	10,681

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,090	1,170
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	1,540	1,653
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.577%	11/15/21	5,635	5,637
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	11/15/24	17,010	16,972
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	4,995	5,173
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	269
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	16,750	17,627
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	5,000	5,349
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.120%	5/6/21	5,560	5,560
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.120%	5/6/21	7,500	7,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.120%	5/6/21	4,500	4,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.120%	5/6/21	4,810	4,810
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	2/1/24	1,930	1,930
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	1,000	1,015
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,717
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,378
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,714
	Troy NY BAN GO	1.500%	2/4/22	17,436	17,595
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	2/1/23	175	186
[4]	Trust for Cultural Resources of The City of New York, SIFMA Municipal Swap Index Yield + 0.100%	0.160%	11/5/21	5,000	5,000
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,565	4,581
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,885	1,890
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,968
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,200	2,424
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,825	5,844
	Webster NY BAN GO	1.750%	7/7/21	6,600	6,616
	West Babylon Union Free School District GO	1.500%	6/25/21	10,000	10,018
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	2,000
[2,8]	Yonkers Industrial Development Corp. Miscellaneous Revenue VRDO	0.070%	5/5/21	12,835	12,835
					4,107,783
North Carolina (1.4%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,212
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	319
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	236
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,271
	Buncombe County NC Appropriations Revenue, Prere.	5.000%	6/1/22	290	305
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/21	875	878
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	325	342
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	165
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	225	258
	Charlotte NC GO	5.000%	7/1/22	3,725	3,936
	Charlotte NC GO	5.000%	6/1/23	4,665	5,136
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,469
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,045	1,155
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	80	86
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,504
[4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	12/1/21	21,000	21,004
[2,5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	14,255	14,255
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	12,200	12,200
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	420	454
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	863
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	889
	Durham County NC GO	4.000%	6/1/24	3,095	3,451
	Forsyth County NC GO	4.000%	3/1/25	5,400	6,159
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,526
	Greensboro NC Combined Water & Sewer System Water Revenue	5.250%	6/1/21	4,370	4,387
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	312
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	453
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	455	507
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	464
[2]	Lower Cape Fear Water and Sewer Authority Water Revenue (Bladen Bluffs Project) VRDO	0.100%	5/6/21	14,985	14,985
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,041
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	10,646
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	7,366
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,255
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,792
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	1,000	1,019
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	2,078

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,458
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,430	5,694
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	16,602
	North Carolina Capital Facilities Finance Agency College & University Revenue	3.000%	5/1/22	220	226
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	160
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	281
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.090%	5/6/21	2,280	2,280
	North Carolina GO	5.000%	6/1/21	1,000	1,004
	North Carolina GO	4.000%	5/1/22	10,000	10,389
	North Carolina GO	4.000%	6/1/22	3,330	3,470
	North Carolina GO	5.000%	6/1/23	1,555	1,712
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	3,922
	North Carolina Medical Care Commission GO	5.000%	6/1/21	17,915	17,981
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	275	279
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	350	369
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	498
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	830
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	365	389
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	371
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,660
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	11/26/21	10,395	10,395
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	311
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,617
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,435
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,108
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,755	14,365
	Raleigh NC GO	5.000%	9/1/22	2,000	2,130
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/21	445	447
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	316
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	300	330
	Union County NC Enterprise System Water Revenue	5.000%	6/1/21	765	768
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	595
	Union County NJ GO	5.000%	9/1/21	1,200	1,219
[4]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.350%	0.427%	12/1/21	5,100	5,101
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,295	4,574
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,000	6,672
	Wake County NC GO	5.000%	9/1/21	1,505	1,529
	Wake County NC GO	5.000%	3/1/22	8,850	9,208
	Wake County NC GO	5.000%	3/1/23	5,000	5,445
	Wake County NC GO	5.000%	3/1/24	150	170
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	211
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,050	1,156
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,719
					302,774
North Dakota (0.1%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,021
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.460%	2/1/22	10,000	10,006
[1,2]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.150%	5/6/21	5,095	5,095
	West Fargo ND GO	4.000%	5/1/21	225	225
	West Fargo ND GO	4.000%	5/1/22	400	415
	West Fargo ND GO	4.000%	5/1/24	465	514
					17,276
Ohio (4.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	225	264
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	49,140	49,140
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	1,000	1,000
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	8,300	8,300
	Akron OH Income Tax Revenue	4.000%	12/1/21	200	204
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	375
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	211
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	392
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	273
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,605	2,635
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	308

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	3,971
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	430
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	616
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,348
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	15,815	16,551
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	5/6/21	3,750	3,750
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	9,300	9,300
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,650
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	7,200
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/22	185	192
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	27,070	27,225
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	4,665	4,735
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	750	770
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	805
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	47,065	50,153
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,127
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	285	288
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	925	950
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,796
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	333
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/22	8,760	9,043
	Cleveland OH GO	2.000%	12/1/21	300	303
	Cleveland OH GO	4.000%	12/1/21	375	383
	Cleveland OH GO	2.000%	12/1/22	300	308
	Cleveland OH GO	4.000%	12/1/22	350	371
	Cleveland OH GO	5.000%	12/1/22	780	839
	Cleveland OH GO	3.000%	12/1/23	355	380
	Cleveland OH GO	4.000%	12/1/23	500	548
	Cleveland OH GO	3.000%	12/1/24	445	486
	Cleveland OH GO	3.000%	12/1/25	220	244
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	151
[3,6]	Cloverleaf Local School District COP	3.000%	12/1/22	355	370
[3,6]	Cloverleaf Local School District COP	3.000%	12/1/24	270	294
	Columbus OH GO	5.000%	7/1/21	350	353
	Columbus OH GO	5.000%	2/15/22	2,500	2,596
	Columbus OH GO	5.000%	4/1/22	1,600	1,671
	Columbus OH GO	5.000%	4/1/23	1,455	1,591
	Columbus OH GO	5.000%	4/1/23	1,500	1,640
	Columbus OH GO	5.000%	4/1/24	800	911
	Columbus OH GO	5.000%	4/1/24	8,000	9,113
	Columbus OH GO	5.000%	4/1/24	1,650	1,879
	Columbus OH GO	5.000%	4/1/24	1,040	1,185
	Columbus OH GO	4.000%	8/15/24	2,405	2,700
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.080%	5/6/21	5,270	5,270
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	249
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	488
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	519
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	293
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	694
[1,2]	Cuyahoga OH COP TOB VRDO	0.160%	5/7/21	4,155	4,155
	Fairborn City School District GO	4.000%	12/1/24	210	237
	Fairborn City School District GO	4.000%	12/1/26	200	236
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/6/21	3,655	3,655
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	222
	Franklin County OH GO	5.000%	6/1/21	1,805	1,812
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	102
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	467
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	522
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	561
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	11/15/21	7,500	7,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	35,630	35,630
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	36,770	36,770
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/6/21	13,910	13,910
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/6/21	32,515	32,515
	Grandview Heights City School District GO	4.000%	12/1/21	520	532
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	175	194
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	185	211
[4]	Hamilton County OH Health, Hospital, Nursing Home Revenue PUT	0.060%	5/7/21	4,120	4,120

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	12,845	12,845
[1,2]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,902
[3]	Hillsdale Local School District COP	4.000%	12/1/21	1,000	1,021
[3]	Hillsdale Local School District COP	4.000%	12/1/23	675	734
[3]	Hillsdale Local School District COP	4.000%	12/1/24	625	697
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.130%	5/6/21	47,000	47,000
[1,2]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	14,340	14,340
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	100	114
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,510	5,221
	Lebanon City School District GO	2.000%	12/1/21	200	202
	Lebanon City School District GO	2.000%	12/1/22	100	103
	Lebanon City School District GO	2.000%	12/1/23	130	136
	Lebanon City School District GO	3.000%	12/1/24	200	218
	Lebanon City School District GO	3.000%	12/1/25	130	144
[3]	Lorain OH GO	4.000%	12/1/21	225	230
[3]	Lorain OH GO	4.000%	12/1/23	300	326
[3]	Lorain OH GO	4.000%	12/1/25	260	297
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	310	316
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	102
[1,2]	Miami University of Ohio General Receipts College & University Revenue TOB VRDO	0.090%	5/6/21	3,785	3,785
	Miami University OH College & University Revenue	5.000%	9/1/25	300	358
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/21	125	126
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	157
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	162
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	166
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	244
[6]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	199
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	356
[3]	Midview Local School District COP	4.000%	11/1/22	615	648
[3]	Midview Local School District COP	4.000%	11/1/23	1,160	1,258
[3]	Midview Local School District COP	4.000%	11/1/24	1,205	1,339
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	133
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	132
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,148
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	356
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,185	9,538
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	3,199
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,327
	Ohio Appropriations Revenue	5.000%	12/1/23	615	690
	Ohio Appropriations Revenue	5.000%	12/1/24	465	542
	Ohio Appropriations Revenue	5.000%	12/1/25	495	596
	Ohio Department of Administrative Services COP	5.000%	9/1/21	420	427
	Ohio Department of Administrative Services COP	5.000%	3/1/22	250	260
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	532
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	556
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	352
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	255
	Ohio GO	5.000%	5/1/21	10,120	10,120
	Ohio GO	5.000%	5/1/21	1,130	1,130
	Ohio GO	5.000%	9/15/21	1,300	1,323
	Ohio GO	5.000%	2/1/22	1,300	1,347
	Ohio GO	5.000%	5/1/22	10,525	11,038
	Ohio GO	5.000%	5/1/22	1,935	2,029
	Ohio GO	5.000%	6/15/22	9,810	10,346
	Ohio GO	5.000%	9/15/22	9,865	10,525
	Ohio GO	5.000%	12/15/22	7,980	8,612
	Ohio GO	5.000%	5/1/23	10,945	12,005
	Ohio GO	5.000%	5/1/23	2,035	2,232
	Ohio GO	5.000%	6/15/23	5,000	5,513
	Ohio GO	5.000%	6/15/23	10,660	11,754
	Ohio GO	5.000%	6/15/23	500	551
	Ohio GO	5.000%	8/1/23	4,550	5,044
	Ohio GO	5.000%	3/1/24	100	113
	Ohio GO	5.000%	5/1/24	2,135	2,439
	Ohio GO	5.000%	6/15/24	420	482
	Ohio GO	5.000%	8/1/24	350	404
	Ohio GO	5.000%	8/1/24	10,020	11,552
	Ohio GO	5.000%	8/1/24	23,115	26,650

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	9/15/24	10,085	11,680
	Ohio GO	5.000%	6/15/25	660	785
	Ohio GO	5.000%	8/1/25	6,170	7,368
	Ohio GO	5.000%	8/1/25	9,500	11,336
	Ohio GO	5.000%	9/15/25	3,500	4,197
	Ohio GO	5.000%	6/15/26	1,015	1,245
	Ohio GO	5.000%	8/1/26	6,710	8,261
	Ohio GO	5.000%	9/15/26	5,000	6,178
	Ohio GO VRDO	0.030%	5/5/21	11,290	11,290
[2]	Ohio GO VRDO	0.050%	5/5/21	2,170	2,170
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,311
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,054
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	20,000	20,597
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,500	2,811
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,905	3,061
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,195	2,564
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	166
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	195	216
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,833
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	19,205	19,205
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	425
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	554
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	485
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,324
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,070
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	263
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/22	1,090	1,164
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/24	1,230	1,407
	Ohio Higher Educational Facility Commission Revenue	0.000%	5/5/21	19,600	19,600
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,061
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,870
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,225	1,309
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,394
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,360	2,631
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	1,089
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,449
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	100	118
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,574
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/21	2,755	2,810
	Ohio Lease (Appropriation) Revenue VRDO	0.050%	5/5/21	30,650	30,650
	Ohio Resource Recovery Revenue PUT	0.150%	6/1/21	4,000	4,000
	Ohio State Higher Educational Facility Commission Revenue	0.000%	5/19/21	22,650	22,650
	Ohio State University College & University Revenue	5.000%	12/1/21	1,400	1,440
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,282
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	560	608
[1,2]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.120%	5/6/21	7,500	7,500
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/21	2,975	3,059
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,840	2,025
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,825	2,133
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	695	812
	Ohio Water Development Authority Water Revenue	5.250%	12/1/21	1,250	1,270
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	2,053
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,777
	South-Western City School District GO	4.000%	12/1/22	1,390	1,475
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,785
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,877
	University of Akron College & University Revenue	5.000%	1/1/23	700	754
	University of Akron College & University Revenue	5.000%	1/1/24	535	600
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	649
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	282
					951,639
Oklahoma (0.1%)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	520	527
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	955	1,125
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,294
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	847

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Oklahoma State University College & University Revenue	5.000%	9/1/23	175	194
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	214
[6]	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	236
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,136
[6]	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	149
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/21	975	978
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,122
	Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/22	7,450	7,639
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	930	944
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,050	1,116
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	500	553
	University of Oklahoma College & University Revenue	3.000%	7/1/21	275	276
	University of Oklahoma College & University Revenue	4.000%	7/1/22	150	156
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	221
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	239
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,476
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,788
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,393
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	260
					23,883
Oregon (1.0%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	377
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	152
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	198
[6]	Deschutes Public Library District GO	4.000%	6/1/24	290	323
[6]	Deschutes Public Library District GO	4.000%	6/1/25	385	441
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,725	6,510
	Jackson County School District No. 5 Ashland GO	4.000%	6/15/21	835	839
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	685
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	749
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	386
[1,2,5]	Medford OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	3,750	3,750
	Multnomah County OR GO	5.000%	6/1/21	8,770	8,802
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,690
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/22	150	158
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	42,970	47,380
	Ohio GO	5.000%	8/1/22	1,005	1,066
	Oregon (M Seismic Project) GO	5.000%	6/1/21	2,075	2,083
	Oregon (Q State Project) GO	5.000%	5/1/22	1,550	1,625
	Oregon (Q State Project) GO	5.000%	5/1/24	2,000	2,286
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,665
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/21	6,020	6,177
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	890	997
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,050	5,884
[1,2]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	0.090%	5/6/21	7,500	7,500
	Oregon GO	5.000%	5/1/21	2,065	2,065
	Oregon GO	5.000%	8/1/21	1,750	1,771
	Oregon GO	4.000%	11/1/21	3,610	3,679
	Oregon GO	5.000%	5/1/22	1,000	1,049
	Oregon GO	4.000%	11/1/22	1,245	1,317
	Oregon GO	5.000%	11/1/22	2,270	2,436
	Oregon GO	5.000%	5/1/23	1,365	1,497
	Oregon GO	5.000%	11/1/23	1,205	1,350
	Oregon GO	5.000%	11/1/23	1,500	1,681
	Oregon GO	5.000%	5/1/24	1,345	1,537
	Oregon GO	5.000%	6/1/24	2,975	3,411
	Oregon GO	4.000%	6/1/25	1,415	1,624
	Oregon GO	5.000%	6/1/25	3,125	3,712
	Oregon GO, Prere.	5.000%	5/1/21	4,105	4,105
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/23	25,950	27,334
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,647
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	543
	Oregon State Lottery Revenue	5.000%	4/1/23	475	519
	Oregon State Lottery Revenue	5.000%	4/1/25	1,500	1,705
	Port of Morrow OR GO	4.000%	6/1/21	110	110
	Port of Morrow OR GO	4.000%	6/1/22	110	114
	Port of Morrow OR GO	4.000%	6/1/23	150	161
	Port of Morrow OR GO	4.000%	6/1/24	160	176
	Port of Morrow OR GO	4.000%	6/1/25	165	186

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Morrow OR GO	4.000%	6/1/26	170	195
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/21	500	504
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	485
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	303
	Portland OR GO	5.000%	6/1/23	2,180	2,400
	Portland OR GO	5.000%	6/1/24	1,790	2,050
	Portland OR GO	5.000%	6/1/25	1,905	2,261
	Portland OR GO (Public Improvement Project)	5.000%	6/1/24	590	676
	Portland OR GO (Public Improvement Project)	5.000%	6/1/25	620	737
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/22	230	241
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/23	200	219
[14]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/25	275	324
[1,2]	University of Oregon General College & University Revenue TOB VRDO	0.090%	5/6/21	15,000	15,000
[7]	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/21	4,000	4,022
	Washington County OR GO	5.000%	6/1/24	1,110	1,271
					223,140
Pennsylvania (4.6%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	255	260
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	718
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	523
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,825
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,560	1,614
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,275	2,408
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	150	159
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,985	2,162
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	3,690	4,074
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	375	430
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,753
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	333
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	160	193
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	605	628
[5]	Altoona PA Sewer GO	5.000%	12/1/21	230	236
[5]	Altoona PA Sewer GO	5.000%	12/1/22	200	214
[5]	Altoona PA Sewer GO	5.000%	12/1/23	300	335
[3]	Armstrong School District GO	3.000%	3/15/22	300	307
[3]	Armstrong School District GO	3.000%	3/15/23	400	419
[3]	Armstrong School District GO	3.000%	3/15/24	565	603
[3]	Beaver County PA GO	4.000%	4/15/22	720	742
	Bensalem Township School District GO	3.000%	6/1/23	115	121
	Bensalem Township School District GO	3.000%	6/1/24	605	654
	Bensalem Township School District GO	4.000%	6/1/25	555	632
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,131
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	834
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	504
	Berks County PA GO	5.000%	11/15/21	700	718
	Berks County PA GO	5.000%	11/15/22	575	618
[4]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.557%	11/1/21	11,470	11,469
[4]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.567%	11/1/21	6,610	6,610
[5]	Bethlehem PA GO	5.000%	12/1/21	305	313
[5]	Bethlehem PA GO	5.000%	12/1/22	300	323
[3]	Bristol Township School District GO	2.000%	6/1/23	200	207
[3]	Bristol Township School District GO	4.000%	6/1/25	125	142
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	228
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	291
[5]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.080%	5/6/21	11,520	11,520
[3]	Capital Region Water Water Revenue	5.000%	7/15/22	1,725	1,818
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	922
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,167
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,233
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	653
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,405
[5]	Coatesville School District GO, ETM	5.000%	8/1/21	2,540	2,570
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,221
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	114
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	284
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	441
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	302
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	795	837
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,579

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,004
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,940	2,039
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	3,134
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	398
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	316
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	505
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	509
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,306
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	295	316
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	665	719
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	550	595
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	215	234
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	290	314
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,116
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,685	12,966
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	320	356
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	350	390
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	251
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,630	5,222
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	18,420
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	160	179
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	10,000	10,260
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	8,250	8,465
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	221
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	185	202
[3]	Connellsville Area School District GO	4.000%	8/15/21	500	505
[3]	Connellsville Area School District GO	4.000%	8/15/22	535	559
[3]	Connellsville Area School District GO	4.000%	8/15/23	755	813
[3]	Connellsville Area School District GO	4.000%	8/15/24	755	836
[5]	Cornell School District GO	4.000%	9/1/22	190	199
[5]	Cornell School District GO	4.000%	9/1/23	525	567
	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	96
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	104
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	131
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	282
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	306
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,075	1,136
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,104
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	17,075	17,617
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	9,975	10,767
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	155	174
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,288
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	9/1/22	550	549
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.590%	9/1/23	2,750	2,747
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.060%	5/5/21	62,400	62,400
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	860
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	548
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	416
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	145
	Easton Area School District GO	4.000%	4/1/22	430	445
	Easton Area School District GO	4.000%	4/1/23	375	402
	Easton Area School District GO	4.000%	4/1/24	320	354
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.060%	5/6/21	11,850	11,850
[5]	Erie School District GO	5.000%	4/1/22	325	338
[5]	Erie School District GO	5.000%	4/1/24	250	281
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	12,000	12,000
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/21	750	763
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	536
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,205	6,478
[3]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,040
	Kennett Consolidated School District GO	4.000%	2/15/22	800	824
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,843
	Lancaster County PA GO	4.000%	11/1/23	125	136
[1,2]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	5/6/21	4,160	4,160
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/21	230	235
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	187
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	167

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	265
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	357
[5]	Lancaster School District GO	4.000%	6/1/21	1,000	1,003
[5]	Lancaster School District GO	5.000%	6/1/21	175	176
[5]	Lancaster School District GO	4.000%	6/1/22	530	551
[5]	Lancaster School District GO	5.000%	6/1/22	255	268
[5]	Lancaster School District GO	4.000%	6/1/23	450	484
[5]	Lancaster School District GO	5.000%	6/1/24	125	142
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	94
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	170
[1,2]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.350%	5/6/21	4,855	4,855
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	937	955
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,250	1,260
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	581
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	943
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,303
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	42,620	42,620
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,908
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/21	1,190	1,221
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,396
[5]	Luzerne County PA GO	5.000%	12/15/21	1,500	1,542
[5]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,072
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	267
[4]	Manheim Township School District GO PUT, 68% of 1M USD LIBOR + 0.470%	0.548%	11/1/21	2,000	2,000
[4]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.320%	0.398%	5/3/21	1,000	1,000
[4]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.420%	0.498%	11/1/21	1,125	1,126
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,338
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,831
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	807
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,053
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	520	595
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	478
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	469
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	429
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.780%	9/1/23	10,625	10,625
	Montgomery County PA GO	4.000%	5/1/21	1,990	1,990
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	519
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	889
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	731
[1,2]	Mount Lebanon PA School District GO TOB VRDO	0.130%	5/6/21	15,500	15,500
[3]	New Kensington-Arnold School District GO	4.000%	5/15/21	940	941
[3]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	1,005
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.260%	0.320%	11/1/21	755	755
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.420%	11/1/22	810	809
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.620%	11/1/24	500	500
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	571
[3,6]	Northeastern School District/York County GO	2.000%	9/1/21	155	156
[3,6]	Northeastern School District/York County GO	2.000%	9/1/22	125	128
[3,6]	Northeastern School District/York County GO	2.000%	9/1/23	170	176
[3,6]	Northeastern School District/York County GO	1.000%	9/1/24	100	101
[5]	Octorara Area School District GO	4.000%	4/1/22	380	393
[5]	Octorara Area School District GO	4.000%	4/1/24	420	462
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	288
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	505	533
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,429
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	398
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	435	489
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	471
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	593
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	595
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	16,350	16,350
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,262

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,147
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.150%	7/1/21	1,375	1,375
[1,2]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.210%	5/6/21	3,335	3,335
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/21	350	350
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	4,830	4,857
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/21	1,285	1,292
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	434
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,241
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,434
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,878
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	535	585
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	199
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,610
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	286
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	205
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	2.850%	5/1/21	1,480	1,480
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,875	1,908
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	5/3/21	685	685
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.120%	5/6/21	7,560	7,560
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,211
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,360
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,619
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,468
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/21	300	306
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	373
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	222
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	373
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	237
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.100%	5/6/21	4,530	4,530
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	7,285	7,285
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.190%	5/6/21	2,150	2,150
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	359
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	235	266
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	394
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	1,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	825	828
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	375	386
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	991
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,655
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	645	695
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	333
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,957
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	160	181
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,500	1,593
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	584
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	1,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	332
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	302
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	5/6/21	20,000	20,000
[1,2,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.160%	5/6/21	10,280	10,280
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.240%	5/6/21	4,140	4,140
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.240%	5/6/21	2,795	2,795
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	5/6/21	3,875	3,875
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	5/6/21	21,170	21,170
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	5/6/21	52,900	52,900
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,364
[5]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,372
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,655	7,484
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	12/1/21	10,000	10,003

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	12/1/21	25,000	25,008
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.660%	12/1/23	8,000	8,056
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	12/1/23	5,000	5,024
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/21	9,000	9,006
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.040%	12/1/21	28,135	28,154
	Pequea Valley School District GO	2.000%	5/15/23	100	103
	Pequea Valley School District GO	3.000%	5/15/24	120	129
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/21	400	401
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	134
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	149
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	164
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	127
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	131
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.060%	5/6/21	12,670	12,670
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	200	213
[5]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	238
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,300	3,520
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	550	630
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	573
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	591
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	5/6/21	12,200	12,200
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	719
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,042
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,080
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,676
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	992
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	913
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	1,073
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,856
	Philadelphia PA GO	5.000%	8/1/22	2,485	2,633
	Philadelphia PA GO	5.000%	8/1/23	105	116
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,021
[2]	Philadelphia PA GO VRDO	0.050%	5/6/21	8,105	8,105
[1,2]	Philadelphia PA Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.090%	5/6/21	1,590	1,590
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.090%	5/6/21	7,500	7,500
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.090%	5/6/21	7,500	7,500
	Philadelphia School District GO	5.000%	9/1/21	490	498
	Philadelphia School District GO	5.000%	9/1/21	1,365	1,386
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,600
	Philadelphia School District GO	5.000%	9/1/21	1,250	1,269
	Philadelphia School District GO	5.000%	9/1/22	6,750	7,174
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,382
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,239
	Philadelphia School District GO	5.000%	9/1/23	2,825	3,111
	Philadelphia School District GO	5.000%	9/1/23	1,880	2,071
	Philadelphia School District GO	5.000%	9/1/24	315	359
	Philadelphia School District GO	5.000%	9/1/24	1,050	1,195
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,138
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.080%	5/6/21	26,450	26,450
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	617
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	947
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,866
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,096
	Pittsburgh PA GO	5.000%	9/1/21	500	508
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/21	13,650	13,858
[5]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	207
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	319
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	320
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	285	316
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	156
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	314
[4,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	5,325	5,336
[5]	Reading School District GO	5.000%	3/1/22	540	561
[2]	Ridley School District GO VRDO	0.060%	5/6/21	16,560	16,560
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	278
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	696

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	310	368
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/22	100	104
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	124
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	197
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	190
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	5/6/21	18,000	18,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	376
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	395
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	550
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	570
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	919
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	312
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,026
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	822
[3,6]	State Public School Building Authority College & University Revenue	4.000%	7/15/21	440	443
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/22	325	338
[3,6]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	471
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	250	271
[3,6]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	326
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	444
[3,6]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	195	223
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	342
	Susquehanna Township School District GO	4.000%	5/15/22	250	260
	Susquehanna Township School District GO	4.000%	5/15/23	500	537
	Susquehanna Township School District GO	4.000%	5/15/24	500	553
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/21	1,245	1,275
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	583
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	17,448
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.420%	2/15/24	24,210	24,334
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/21	210	211
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	100	103
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	101
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	322
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	450
[1,2,3]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.200%	5/6/21	5,665	5,665
[1,2,3]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.200%	5/6/21	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,383
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	154
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	245
					1,024,296
Puerto Rico (0.3%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	4,950	4,982
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	510
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	1,070	1,078
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	3,245	3,269
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,297
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	3,215	3,303
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	3,004
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,424
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,730
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	8,375
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	31,380	29,726
					64,698
Rhode Island (0.2%)
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	552
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	584
	Providence RI GO	5.000%	1/15/22	250	258
	Providence RI GO	5.000%	1/15/23	235	252
	Providence RI GO	5.000%	1/15/24	250	278
	Providence RI GO	5.000%	1/15/25	250	287
	Providence RI GO	5.000%	1/15/26	250	295
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	3,955	4,669
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	526
[1,2]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.160%	5/6/21	6,670	6,670
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.060%	5/6/21	25,100	25,100
[9]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,890	1,891

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	125	138
					41,500
South Carolina (0.7%)
[4]	Charleston SC Waterworks & Sewer System Water Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.449%	1/1/22	25,000	25,004
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	575	613
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	50	55
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	203
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	865	1,001
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	555	555
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,150	1,203
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,000	1,023
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	512
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	386
	Oconee County School District GO	5.000%	3/1/25	470	553
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,180	18,751
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	1,250	1,255
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,478
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,339
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	3,053
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	10,329
	South Carolina GO	5.000%	4/1/24	980	1,117
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,128
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,542
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	6,000	6,000
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	139
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	156
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	160	179
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	215
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	685	767
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	70	84
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	3,385	3,480
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	240	274
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	25	26
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/24	350	360
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	425	437
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	5,920	6,085
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	1,100	1,131
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	175	180
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	631
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	547
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	570	600
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	670	705
[2]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	10,925	10,925
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/21	4,100	4,180
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,673
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	409
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	563
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	581
					149,427
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,500	1,523
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	211
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	173
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	400	475
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	204
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	342
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,376
[1,2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	3,680	3,680
					11,984
Tennessee (1.8%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,720	11,605
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	641
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	4,700	4,700
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	8,910	8,910
	Franklin IN GO	5.000%	3/1/22	1,170	1,217
	Franklin IN GO	5.000%	3/1/22	1,640	1,707
	Franklin IN GO	5.000%	6/1/24	1,000	1,146
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,083

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,317
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	985
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,089
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	542
	Knox County TN GO	5.000%	6/1/23	1,155	1,270
	Knox County TN GO	5.000%	6/1/23	2,145	2,359
	Knox County TN GO	5.000%	6/1/24	1,540	1,763
	Knoxville TN GO	5.000%	5/1/24	12,170	13,900
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,195	1,334
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,914
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	570	684
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	100	104
	Metropolitan Government of Nashville & Davidson County TN	0.000%	5/18/21	17,500	17,500
	Metropolitan Government of Nashville & Davidson County TN	0.130%	6/23/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,350	4,995
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,784
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	0.000%	6/29/21	50,200	50,201
[1,2]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.180%	5/6/21	2,500	2,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	500	500
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,345
	Montgomery County TN GO	4.000%	4/1/25	500	535
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,394
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.040%	5/3/21	33,200	33,200
	Rutherford County TN GO	5.000%	4/1/24	1,875	2,133
[5]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	2,500	2,500
	Shelby County TN GO	5.000%	4/1/24	7,295	8,303
	Shelby County TN GO	5.000%	4/1/25	7,790	9,195
	Shelby County TN GO VRDO	0.060%	5/6/21	43,820	43,820
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	28,740	32,954
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,540	2,739
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	61,285	65,421
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	14,050	16,000
	Tennessee GO	5.000%	8/1/21	1,000	1,012
	Tennessee GO	5.000%	8/1/21	1,095	1,108
	Tennessee GO	5.000%	2/1/22	7,270	7,535
	Tennessee GO	4.000%	8/1/22	6,865	7,197
	Tennessee GO	5.000%	8/1/22	1,500	1,591
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/21	2,515	2,576
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	3,168
	Williamson County TN GO	5.000%	4/1/22	1,450	1,515
	Williamson County TN GO	5.000%	4/1/22	1,465	1,530
	Wilson County TN GO	5.000%	4/1/23	2,885	3,153
					398,174
Texas (11.0%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	18,291
[6]	Alamo Community College District GO	5.000%	2/15/24	1,050	1,188
	Aldine Independent School District GO	5.000%	2/15/23	510	554
	Aledo Independent School District GO	5.000%	2/15/23	175	190
	Aledo Independent School District GO	5.000%	2/15/24	425	481
	Aledo Independent School District GO	5.000%	2/15/24	180	204
	Aledo Independent School District GO	5.000%	2/15/25	400	469
	Aledo Independent School District GO	5.000%	2/15/26	460	558
	Alief Independent School District GO	5.000%	2/15/22	1,000	1,038
	Alief Independent School District GO	4.000%	2/15/23	1,000	1,029
	Allen Independent School District GO	5.000%	2/15/23	1,990	2,163
	Alvin TX Independent School District GO	5.000%	2/15/25	685	804
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	10,075	10,133
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,937
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,274
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/21	375	380
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	331
	Arlington Independent School District GO	5.000%	2/15/25	100	117
	Arlington TX GO	5.000%	8/15/21	1,395	1,414
	Arlington TX GO	5.000%	8/15/22	1,400	1,488
	Arlington TX GO	5.000%	8/15/23	1,000	1,110
	Arlington TX GO	5.000%	8/15/23	1,495	1,659

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	257
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	267
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	248
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	339
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/21	150	152
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	159
	Austin Independent School District GO	5.000%	8/1/22	445	472
	Austin Independent School District GO	5.000%	8/1/24	3,970	4,574
[1,2]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.050%	5/3/21	7,245	7,245
	Austin TX GO	5.000%	5/1/23	1,570	1,722
	Austin TX GO	5.000%	9/1/23	1,000	1,112
	Austin TX GO	5.000%	9/1/23	1,145	1,274
	Austin TX GO	5.000%	11/1/23	1,615	1,809
	Austin TX GO	5.000%	5/1/24	1,615	1,845
	Austin TX GO	5.000%	9/1/24	1,555	1,799
	Austin TX GO	5.000%	9/1/24	1,300	1,504
	Austin TX GO	5.000%	11/1/24	1,670	1,944
	Austin TX GO	5.000%	5/1/25	1,665	1,972
	Austin TX GO	5.000%	9/1/25	1,030	1,234
	Austin TX GO	5.000%	9/1/25	1,000	1,198
	Austin TX GO	5.000%	11/1/25	1,720	2,071
	Austin TX GO	5.000%	5/1/26	1,715	2,098
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	525
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	524
	Barbers Hill Independent School District GO	5.000%	2/15/24	500	567
	Bexar County TX GO	5.000%	6/15/23	1,885	2,076
	Bexar County TX GO	5.000%	6/15/24	370	424
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	27,404
	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,522
	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,684
	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,739
	Calhoun County Independent School District GO	5.000%	2/15/22	475	493
	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,957
	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,396
	Canyon Independent School District GO	5.000%	2/15/23	215	234
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,903
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	3,124
	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	525
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	735	864
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	118
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	150
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,555	3,573
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,200	1,368
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	590	626
	Channelview Independent School District GO	5.000%	8/15/24	3,615	4,171
	Clear Creek Independent School District GO	5.000%	2/15/22	1,675	1,739
	Clear Creek Independent School District GO	4.000%	2/15/23	560	599
	Clear Creek Independent School District GO	5.000%	2/15/23	430	467
	Clear Creek Independent School District GO	5.000%	2/15/24	435	493
	Clear Creek Independent School District GO	5.000%	2/15/24	950	1,076
	Clear Creek Independent School District GO	5.000%	2/15/25	580	681
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	9,750	9,804
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,652
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,500
[5]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.190%	7/1/31	4,250	4,250
	College Station TX GO	5.000%	2/15/22	1,655	1,718
	College Station TX GO	5.000%	2/15/23	1,735	1,883
	Collin County TX GO	5.000%	2/15/25	1,705	2,001
	Collin County TX GO	5.000%	2/15/26	1,000	1,212
	Comal Independent School District GO	5.000%	2/1/24	2,795	3,159
	Comal Independent School District GO	5.000%	2/1/25	1,510	1,771
	Conroe Independent School District GO	5.000%	2/15/22	3,915	4,065
	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,514
	Conroe Independent School District GO	5.000%	2/15/24	9,380	10,627
	Corpus Christi TX GO	5.000%	3/1/23	850	925
	Corpus Christi TX GO	5.000%	3/1/24	750	851
	Corpus Christi TX GO	5.000%	3/1/25	1,375	1,495
	Corpus Christi TX GO	5.000%	3/1/25	890	1,047
	Cypress-Fairbanks Independent School District GO	4.000%	2/15/24	10,140	10,827

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	965	1,048
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	11,280	11,341
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,145	1,151
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,894
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,625	14,821
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,848
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	585	601
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	156
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	673
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,246
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	519
[1,2,8]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.090%	5/6/21	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,495	1,745
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,179
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,312
	Dallas County TX GO	5.000%	8/15/22	3,700	3,932
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	130	133
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,500	1,676
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	212
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,246
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,510	3,006
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,250	2,772
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,829
	Dallas Independent School District GO	4.000%	2/15/23	8,000	8,547
	Dallas Independent School District GO	5.000%	8/15/23	905	1,005
	Dallas Independent School District GO	4.000%	2/15/24	10,345	11,428
	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,755
	Dallas Independent School District GO PUT	5.000%	2/15/22	1,345	1,397
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	850	882
	Dallas TX GO	5.000%	2/15/22	9,075	9,420
	Dallas TX GO	5.000%	2/15/22	7,700	7,992
	Dallas TX GO	5.000%	2/15/23	3,425	3,718
	Dallas TX GO	5.000%	2/15/23	1,670	1,733
	Dallas TX GO	5.000%	2/15/23	9,455	10,265
	Dallas TX GO	5.000%	2/15/23	7,700	8,359
	Denton County TX GO	5.000%	7/15/24	1,145	1,316
	Denton County TX GO	5.000%	7/15/25	1,000	1,151
	Denton Independent School District GO PUT	2.000%	8/1/24	4,825	5,080
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	10,888
	Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,608
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	943
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	750	865
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	16,097
	Ector County Hospital District GO	5.000%	9/15/21	200	203
	Ector County Hospital District GO	5.000%	9/15/22	210	221
	Ector County Hospital District GO	5.000%	9/15/24	445	499
	Ector County Hospital District GO	5.000%	9/15/25	250	288
	El Paso TX GO	5.000%	8/15/21	415	421
	El Paso TX GO	5.000%	8/15/22	430	457
	El Paso TX GO	5.000%	8/15/23	260	288
	El Paso TX GO	5.000%	8/15/23	455	505
	El Paso TX GO	5.000%	8/15/24	140	161
	El Paso TX GO	5.000%	8/15/24	350	404
	El Paso TX GO	5.000%	8/15/24	480	554
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	3,900
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	275	282
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	555	583
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	628
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	193
	Fort Bend County TX GO	5.000%	3/1/23	350	381
	Fort Bend County TX GO	5.000%	3/1/23	630	686
	Fort Bend County TX GO	5.000%	3/1/24	185	210
	Fort Bend County TX GO	5.000%	3/1/24	570	646
	Fort Bend County TX GO	5.000%	3/1/25	200	235
	Fort Bend County TX GO	5.000%	3/1/25	500	587
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,350	10,385
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,803
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,750	3,784
	Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,087

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,350
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	5,120
	Fort Worth TX GO	5.000%	3/1/22	1,100	1,104
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,413
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,729
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	905	940
	Frisco Independent School District GO	5.000%	8/15/21	1,500	1,521
	Frisco Independent School District GO	5.000%	8/15/22	1,260	1,339
	Galena Park Independent School District GO	5.000%	8/15/22	580	616
	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,899
	Garland Independent School District GO	5.000%	2/15/25	1,580	1,855
	Georgetown Independent School District GO	5.000%	8/15/22	310	329
	Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,840
	Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,923
	Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	7,500	7,505
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,092
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	116,160
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	43,500	48,213
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	26,220	29,289
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	62,545	70,243
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	10,601
	Harlandale Independent School District GO PUT	0.750%	8/15/25	7,950	7,953
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,205	1,209
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,611
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,056
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	526
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,068
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	332
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,077
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	768
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,392
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,570	1,758
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,312
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	695	830
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	6,900	7,399
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,315	1,414
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,200	11,783
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	550	637
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,430	3,982
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,001
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	12/1/22	6,500	6,481
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	30,000	30,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	9,100	9,100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	108
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.830%	0.890%	6/1/21	1,000	1,000
	Harris County Flood Control District GO	4.000%	10/1/23	2,040	2,229
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,690
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,803
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	2,108
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	13,013
[5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.180%	7/1/31	1,000	1,000
[5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.200%	7/1/31	4,900	4,900
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,915
	Harris County TX GO	5.000%	10/1/22	10,005	10,701
	Harris County TX GO	5.000%	8/15/23	3,280	3,641
	Harris County TX GO	5.000%	10/1/23	1,410	1,574
	Harris County TX GO	5.000%	10/1/24	5,640	6,542
[1]	Hays County TX	2.500%	9/15/25	250	253
	Hays County TX GO	5.000%	2/15/22	735	763
	Hidalgo County TX GO	4.000%	8/15/22	580	609
	Hidalgo County TX GO	5.000%	8/15/25	570	677
	Hidalgo County TX GO	5.000%	8/15/26	500	611
	Houston Community College System GO	4.000%	2/15/23	900	961
	Houston Community College System GO	4.000%	2/15/23	2,000	2,136
	Houston Community College System GO	5.000%	2/15/24	1,720	1,945
	Houston Community College System GO	5.000%	2/15/24	3,845	4,347
	Houston Community College System GO	5.000%	2/15/25	1,855	2,174

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston Community College System GO	5.000%	2/15/25	6,535	7,660
	Houston Independent School District GO	5.000%	2/15/22	2,590	2,689
	Houston Independent School District GO	5.000%	2/15/23	1,155	1,255
	Houston Independent School District GO PUT	2.400%	6/1/21	3,400	3,406
	Houston Independent School District GO PUT	2.400%	6/1/21	3,450	3,456
	Houston Independent School District GO PUT	2.250%	6/1/22	21,265	21,749
	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	21,989
	Houston Independent School District GO PUT	4.000%	6/1/23	4,560	4,918
	Houston Independent School District GO PUT	4.000%	6/1/23	12,365	13,270
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.060%	5/6/21	37,900	37,900
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/21	1,795	1,832
[4]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.437%	8/1/21	66,850	66,861
	Houston TX GO	5.000%	3/1/22	3,185	3,314
	Houston TX GO	5.000%	3/1/23	1,985	2,161
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/21	1,250	1,267
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,062
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	10/15/23	1,545	1,553
	Irving Independent School District GO	5.000%	2/15/24	1,875	2,125
	Irving TX GO	4.000%	9/15/22	2,980	3,138
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	837
	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,793
	Katy Independent School District GO	5.000%	2/15/24	115	125
[4]	Katy Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.357%	8/16/21	14,350	14,351
	Katy Independent School District GO, Prere.	5.000%	2/15/23	15	16
	Kaufman County TX GO	5.000%	2/15/23	155	168
	Kaufman County TX GO	5.000%	2/15/23	115	125
	Kaufman County TX GO	5.000%	2/15/24	215	243
	Kaufman County TX GO	5.000%	2/15/24	120	136
	Klein Independent School District GO	5.000%	2/1/24	1,000	1,132
	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,572
	La Joya Independent School District GO	5.000%	2/15/24	2,765	3,120
	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,250
	Lake Travis Independent School District GO PUT, Prere.	1.000%	2/15/22	3,105	3,165
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	515
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,039
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,280	1,302
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,915
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	375
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,795
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	135
	Leander Independent School District GO	5.000%	8/15/21	1,000	1,014
	Leander Independent School District GO	5.000%	8/15/21	1,500	1,521
	Leander Independent School District GO	5.000%	8/15/22	2,250	2,391
	Leander Independent School District GO	5.000%	8/15/23	1,500	1,664
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	381
	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,259
	Lewisville Independent School District GO	5.000%	8/15/22	6,150	6,536
	Lewisville Independent School District GO	5.000%	8/15/25	1,800	2,152
	Little Elm Independent School District GO	5.000%	8/15/23	950	1,053
	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,152
	Little Elm Independent School District GO PUT	0.680%	8/15/25	3,250	3,241
	Longview Independent School District GO	5.000%	2/15/23	625	679
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	525
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	4,605	4,833
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,700	4,057
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	300	342
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	569
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	2,016
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	588
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	500
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,370
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,425
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,230
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	3,205	3,210
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	7,970	7,970
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.180%	5/6/21	5,370	5,370
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,742
	Lubbock Independent School District GO	5.000%	2/15/22	250	260

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lubbock Independent School District GO	5.000%	2/15/23	250	271
	Lubbock TX GO	5.000%	2/15/24	1,000	1,131
	Lubbock TX GO	5.000%	2/15/25	1,170	1,372
	Lubbock TX Water & Wastewater System Water Revenue	3.000%	2/15/22	370	378
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	250	271
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	590	667
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	616
	Mainland College GO	5.000%	8/15/22	625	664
	Mainland College GO	5.000%	8/15/23	500	553
	Mainland College GO	5.000%	8/15/24	275	316
	Mansfield Independent School District GO PUT	2.500%	8/1/21	8,285	8,330
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	595	604
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	530
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	760
	Midland Independent School District GO	5.000%	2/15/26	130	158
	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,697
	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,530
	Midlothian Independent School District GO	5.000%	2/15/24	500	565
	Midlothian Independent School District GO	5.000%	2/15/25	365	427
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,355	3,520
	Midway Independent School District GO	5.000%	8/15/23	325	360
	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,722
	New Braunfels TX GO	5.000%	2/1/23	710	769
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,435
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,535
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,427
	New Braunfels TX Utility System Revenue	0.100%	5/5/21	7,500	7,500
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,250	8,317
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,855	1,880
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	684
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/21	930	945
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	6,500	6,500
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	109
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	117
	North East TX Independent School District GO	5.000%	8/1/21	1,160	1,174
	North East TX Independent School District GO	5.000%	2/1/23	3,185	3,449
	North East TX Independent School District GO	5.000%	8/1/23	500	554
	North East TX Independent School District GO PUT	1.420%	8/1/21	525	527
	North East TX Independent School District GO PUT	2.375%	8/1/22	7,900	8,120
	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,656
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/21	500	515
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	953
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,590
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	869
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	813
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/21	1,690	1,696
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/21	1,450	1,455
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,102
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	4,905
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,342
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	1,740	1,970
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/22	1,000	1,025
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,750	2,837
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,915	3,140
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,285	3,545
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,100	2,266
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,882
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,620	1,747
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,768
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,265	11,509
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,559
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	300	337
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,290	3,545
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	6,244
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	7,126
	Northside Independent School District GO PUT	2.000%	6/1/21	2,400	2,403
	Northside Independent School District GO PUT	1.750%	6/1/22	1,460	1,460
	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,250

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,239
	Northside Independent School District GO PUT	0.700%	6/1/25	8,900	8,943
	Northwest Independent School District GO	5.000%	2/15/24	105	119
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,510
[5]	Pasadena Independent School District GO VRDO	0.060%	5/6/21	33,710	33,710
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	2,415	2,434
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/21	1,650	1,663
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,772
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,196
	Pflugerville TX GO	5.000%	8/1/23	400	443
	Pflugerville TX GO	5.000%	8/1/23	550	609
	Pflugerville TX GO	5.000%	8/1/24	765	881
	Pflugerville TX GO	5.000%	8/1/24	600	691
	Pflugerville TX GO	5.000%	8/1/25	390	465
	Pflugerville TX GO	5.000%	8/1/25	400	477
	Richardson Independent School District GO	5.000%	2/15/22	500	519
	Rockland County TX GO	5.000%	2/1/22	345	357
	Rockland County TX GO	5.000%	2/1/24	425	479
	Round Rock Independent School District GO	5.000%	8/1/24	2,525	2,913
[6]	Round Rock Independent School District GO	5.000%	8/1/24	325	375
[6]	Round Rock Independent School District GO	5.000%	8/1/25	500	597
[14]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/21	1.500%	8/1/21	3,700	3,712
	Round Rock TX GO	5.000%	8/15/22	1,120	1,190
	Round Rock TX Utility System Water Revenue	5.000%	8/1/21	1,395	1,412
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	2,000	2,025
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,210	6,583
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,420
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	34,825	34,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,135	13,636
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	11,135	11,511
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,365	13,893
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,090	8,384
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	12,695	12,695
	San Antonio TX GO	5.000%	8/1/23	9,035	10,007
	San Antonio TX GO	5.000%	2/1/24	210	237
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,012
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	591
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,328
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,775
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,350	1,558
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	505
	San Antonio Water System Water Revenue	5.000%	5/15/25	360	394
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	6,995	7,054
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	15,445	15,831
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,655	9,252
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/21	500	510
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	534
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/21	250	254
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	317
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	141
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	177
	Southwest Independent School District GO	5.000%	2/1/24	100	113
	Spring Branch Independent School District GO	5.000%	2/1/23	1,500	1,627
	Spring Independent School District GO	5.000%	8/15/23	625	694
	Spring Independent School District GO	5.000%	8/15/24	500	577
	Spring Independent School District GO	5.000%	8/15/25	500	597
	Spring Independent School District GO	5.000%	8/15/26	500	616
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,113
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	975	1,029
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	824
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.450%	12/16/22	47,305	47,322
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	22,500	22,500
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	19,200	19,200
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	4,100	4,100
[2]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	5/6/21	6,215	6,215
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	0.130%	5/6/21	3,900	3,900
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	500	520

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	399
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	530
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	1,065
	Texas A&M University College & University Revenue	5.000%	5/15/21	2,460	2,464
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,755	1,758
	Texas A&M University College & University Revenue	5.000%	5/15/21	1,000	1,001
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,965
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,256
	Texas A&M University College & University Reveune	5.000%	5/15/24	1,375	1,573
	Texas City TX Independent School District GO	5.000%	8/15/21	500	507
	Texas City TX Independent School District GO	5.000%	8/15/22	225	239
	Texas City TX Independent School District GO	5.000%	8/15/23	595	659
	Texas GO	5.000%	8/1/21	1,000	1,012
	Texas GO	5.000%	8/1/21	1,000	1,012
	Texas GO	5.000%	8/1/21	2,000	2,024
	Texas GO	5.000%	10/1/21	1,990	2,030
	Texas GO	5.000%	8/1/22	965	1,024
	Texas GO	5.000%	8/1/22	3,035	3,219
	Texas GO	5.000%	8/1/22	1,705	1,725
	Texas GO	5.000%	8/1/22	1,520	1,538
	Texas GO	5.000%	8/1/22	5,600	5,666
	Texas GO	5.000%	8/1/22	2,185	2,211
	Texas GO	5.000%	8/1/23	1,790	1,811
	Texas GO	5.000%	10/1/25	4,020	4,578
	Texas GO	5.000%	10/1/25	5,725	6,656
	Texas GO	5.000%	10/1/25	1,635	1,962
	Texas GO	5.000%	8/1/27	2,000	2,024
	Texas GO PUT	1.850%	8/1/22	955	956
[4]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	10/1/21	151,600	151,727
	Texas GO VRDO	0.060%	5/5/21	22,670	22,670
	Texas GO VRDO	0.060%	5/5/21	19,450	19,450
	Texas GO VRDO	0.060%	5/5/21	8,145	8,145
[2]	Texas GO VRDO	0.060%	5/5/21	2,025	2,025
	Texas GO VRDO	0.060%	5/5/21	4,140	4,140
	Texas GO VRDO	0.070%	5/5/21	36,445	36,445
	Texas GO VRDO	0.080%	5/5/21	39,090	39,090
	Texas GO VRDO	0.090%	5/5/21	36,205	36,205
	Texas GO VRDO	0.090%	5/5/21	51,100	51,100
	Texas GO, Prere.	5.000%	8/1/21	315	319
	Texas GO, Prere.	5.000%	8/1/21	270	273
	Texas GO, Prere.	5.000%	4/1/22	200	209
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,000	2,058
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	956
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,155	1,292
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,185
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	950	1,128
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,280	2,362
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	880	953
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,135	1,281
	Texas State University System College & University Revenue	5.000%	3/15/26	870	981
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,095	19,092
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	1,915	2,303
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	6,835	6,942
	Texas Water Development Board Water Revenue	5.000%	8/1/21	4,375	4,427
	Texas Water Development Board Water Revenue	5.000%	10/15/21	15,830	16,178
	Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	4,971
	Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,093
	Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,379
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,125	4,376
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	12,108
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,172
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,582
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,100	1,220
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,188
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,941
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,282
	Texas Water Development Board Water Revenue	5.000%	8/1/24	1,045	1,206
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	3,023
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,000	1,184

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	8/1/25	665	795
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,000	1,204
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,233
	Tomball Independent School District GO PUT	2.125%	8/15/21	1,000	1,006
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,601
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,490	1,491
	Travis County TX GO	2.000%	3/1/22	5,530	5,618
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,459
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,620	1,795
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,655	1,907
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/21	1,000	1,012
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,119
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,020	2,143
	United TX Independent School District GO	5.000%	8/15/21	2,305	2,337
	United TX Independent School District GO	5.000%	8/15/22	2,855	3,034
	United TX Independent School District GO	5.000%	8/15/23	3,415	3,789
	United TX Independent School District GO	4.000%	8/15/24	100	109
	United TX Independent School District GO	5.000%	8/15/24	435	502
	University of Texas System College & University Revenue	0.090%	6/3/21	23,000	23,000
	University of Texas System College & University Revenue	5.000%	8/15/21	1,880	1,906
	University of Texas System College & University Revenue	5.000%	8/15/22	2,295	2,439
	University of Texas System College & University Revenue	5.000%	8/15/22	970	1,031
	University of Texas System College & University Revenue	5.000%	8/15/23	1,000	1,110
	University of Texas System College & University Revenue	5.000%	8/15/24	280	323
	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,104
	Wichita Falls Independent School District GO	4.000%	2/1/25	600	682
	Willis Independent School District GO	2.000%	2/15/24	325	341
	Willis Independent School District GO	4.000%	2/15/25	400	454
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,247
	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,215
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,651
	Wylie Independent School District GO	0.000%	8/15/25	1,260	1,226
					2,452,392
Utah (0.5%)
	Canyons School District GO	5.000%	6/15/22	1,775	1,872
	Canyons School District GO	5.000%	6/15/23	3,545	3,910
	Canyons School District GO	5.000%	6/15/24	3,560	4,087
	Central Utah Water Conservancy District GO	5.000%	4/1/24	4,230	4,812
	Davis School District GO (Utah School Board Guaranty Program) GO	5.000%	6/1/23	795	875
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,891
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,519
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,307
	University of Utah College & University Revenue	5.000%	8/1/24	590	681
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,635	1,734
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	33,485
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	195	220
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	8,695	9,985
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	18,460	18,460
	Utah GO	5.000%	7/1/22	5,000	5,285
	Utah GO	5.000%	7/1/22	255	270
	Utah GO	5.000%	7/1/23	5,050	5,581
	Utah GO	5.000%	7/1/24	2,500	2,878
	Utah GO	5.000%	7/1/25	3,000	3,579
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	257
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,131
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	5,000	5,028
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	535	564
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,060	1,261
					117,672
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	367
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	450	519
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	520	601
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/21	1,040	1,061
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	534
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	702
					3,784

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (2.0%)
	Alexandria VA GO	5.000%	7/1/21	1,850	1,864
	Alexandria VA GO	5.000%	7/15/21	1,985	2,004
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	441
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	308
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,061
[1,2]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,730	65,317
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,179
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	678
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	115	131
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/24	250	252
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,756
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,438
	Commonwealth of Virginia GO	5.000%	6/1/21	1,000	1,004
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	17,164
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	7,000	7,000
	Fairfax County VA GO	4.000%	10/1/21	3,840	3,901
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,522
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	26,675	28,168
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,025	1,043
	Henrico County VA GO	5.000%	8/1/21	5,115	5,176
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,379
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.070%	5/5/21	30,350	30,350
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,522
	Loudoun County VA GO	5.000%	12/1/23	4,710	5,074
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,622
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,562
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,122
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,315	1,353
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	350	376
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	365	375
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	1,040
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	790	862
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	732
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	483
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	34,520	34,520
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	220	223
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	290	295
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	444
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	837
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,760
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,805
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,689
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,133
	Virginia Beach VA GO	5.000%	7/15/23	2,755	3,047
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,715
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,895
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	8,063
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,420
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	19,983
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,818
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	190	206
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	3,264
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	5,450	5,458
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	3,575	3,580
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/21	1,965	1,968
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,815	1,907
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,855	1,949
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	1,000	1,012
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	5,405	5,469
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	6,031
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,772
	Virginia Public School Authority Lease Revenue	5.000%	7/15/21	1,250	1,262
	Virginia Public School Authority Lease Revenue	5.000%	8/1/21	1,115	1,128
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	6,029
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,591
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,750	3,195
	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/21	1,580	1,618

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	215	222
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	496
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	378
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	22,075	22,075
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	8,585	8,585
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	5,830	5,830
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,810	5,937
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,105
					435,903
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/23	510	547
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	11/1/21	14,575	14,576
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/1/23	29,625	29,768
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.060%	5/5/21	6,660	6,660
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,691
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,807
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	2,560	2,897
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	370
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	300	331
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	365	420
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,060	4,657
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/22	615	634
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,235	14,781
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	16,435
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	200
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	129
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	226
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	147
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,815	2,037
	King County School District No. 414 Lake Washington GO	4.000%	12/1/21	1,420	1,452
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	1,000	1,028
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	897
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	830	911
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	950	1,074
	King County WA GO	5.000%	12/1/24	1,095	1,277
	King County WA GO VRDO	0.060%	5/5/21	25,395	25,395
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,586
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/21	850	869
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	849
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	243
	Port of Seattle WA GO	5.000%	1/1/24	350	394
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,578
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	7/1/21	4,895	4,933
	Seattle WA GO	5.000%	11/1/24	2,100	2,441
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.350%	11/1/21	24,850	24,851
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.550%	11/1/23	150	150
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,180
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,931
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	789
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	780
	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,298
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,460
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	8,053
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,790
	University of Washington College & University Revenue PUT	5.000%	5/1/22	12,000	12,285
	Washington COP	5.000%	7/1/21	5,010	5,049
	Washington COP	5.000%	7/1/21	2,870	2,892
	Washington COP	5.000%	7/1/23	11,790	13,014
	Washington GO	5.000%	8/1/21	12,720	12,871
	Washington GO	5.000%	8/1/21	22,540	22,808
	Washington GO	5.000%	8/1/21	1,240	1,255

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	2/1/22	1,500	1,555
	Washington GO	5.000%	6/1/22	5,775	5,796
	Washington GO	5.000%	6/1/22	1,500	1,579
	Washington GO	5.000%	7/1/22	9,835	9,911
	Washington GO	5.000%	7/1/22	2,315	2,447
	Washington GO	5.000%	7/1/22	1,680	1,693
	Washington GO	5.000%	8/1/22	5,530	5,867
	Washington GO	5.000%	1/1/23	6,375	6,889
	Washington GO	5.000%	6/1/23	1,500	1,651
	Washington GO	4.000%	7/1/23	450	487
	Washington GO	5.000%	7/1/23	16,020	16,925
	Washington GO	5.000%	7/1/23	13,715	14,490
	Washington GO	5.000%	7/1/23	2,215	2,446
	Washington GO	5.000%	8/1/23	9,300	10,307
	Washington GO	5.000%	1/1/24	3,675	4,144
	Washington GO	5.000%	1/1/24	4,500	5,075
	Washington GO	5.000%	6/1/24	1,625	1,862
	Washington GO	5.000%	7/1/24	1,025	1,083
	Washington GO	5.000%	8/1/24	500	554
	Washington GO	5.000%	8/1/24	3,290	3,794
	Washington GO	5.000%	2/1/25	240	282
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,155
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	139
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	173
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	268
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	489
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	6,265	6,387
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,555	6,246
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.460%	1/1/25	615	619
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,255	1,260
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,137
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	10,080	10,080
	Washington State University College & University Revenue	5.000%	10/1/21	675	688
	Washington State University College & University Revenue	5.000%	10/1/23	350	389
					395,563
West Virginia (0.4%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	706
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,131
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,501
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	10,608
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,490
[1,2]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.160%	5/6/21	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,798
	West Virginia GO	5.000%	12/1/22	2,645	2,847
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,261
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,818
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,060	1,223
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	11,955	11,955
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	14,670	14,670
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21	2,030	2,046
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,249
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,675	3,749
					81,262
Wisconsin (1.0%)
[5]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,110
	Madison WI GO	4.000%	10/1/22	8,045	8,486
	Madison WI GO	3.000%	10/1/23	8,040	8,591
	Madison WI GO	4.000%	10/1/24	7,100	7,993
	Milwaukee WI GO	5.000%	4/1/22	150	157
	Milwaukee WI GO	5.000%	4/1/22	200	209
	Milwaukee WI GO	5.000%	2/1/23	250	270
	Milwaukee WI GO	5.000%	4/1/23	500	544
	Milwaukee WI GO	5.000%	4/1/24	2,995	3,385
[1,2]	Milwaukee WI GO TOB VRDO	0.180%	5/6/21	7,835	7,835
	Neenah Joint School District GO	5.000%	3/1/24	2,685	3,036
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	750	764

Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	905	954
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	161
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	150	165
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	306
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	490
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	489
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	528
	Sauk Prairie School District GO	5.000%	3/1/24	200	226
	Waukesha School District GO	3.000%	4/1/22	1,100	1,128
	Waukesha School District GO	3.000%	4/1/23	1,295	1,363
	Waukesha WI GO	2.000%	10/1/22	725	744
	Waukesha WI GO	5.000%	10/1/23	185	206
	Waukesha WI GO	2.000%	10/1/24	900	951
	Waukesha WI GO	2.000%	10/1/25	1,335	1,423
	Waukesha WI GO	5.000%	10/1/25	205	246
	Wisconsin Appropriations Revenue	5.000%	5/1/21	3,250	3,250
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,497
[1,2,5]	Wisconsin Center District WI Miscellaneous Taxes Revenue TOB VRDO	0.130%	5/6/21	8,443	8,443
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	695	735
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	9,952
	Wisconsin GO	5.000%	5/1/21	1,250	1,250
	Wisconsin GO	0.130%	6/3/21	10,000	10,000
	Wisconsin GO	5.000%	11/1/21	5,025	5,147
	Wisconsin GO	5.000%	5/1/23	1,400	1,536
	Wisconsin GO	5.000%	5/1/24	300	329
	Wisconsin GO	5.000%	5/1/24	16,500	18,835
	Wisconsin GO, Prere.	5.000%	11/1/21	1,185	1,214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,050	1,108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	550	552
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,395	1,442
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,975
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	3,063
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	5,000	5,000
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	6,915	6,915
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	525	574
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,553
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	9/1/21	1,500	1,505
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	2,250	2,252
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,650	3,674
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	14,690	14,690
[1,2]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.210%	5/6/21	3,750	3,750
[1,2]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	0.170%	5/6/21	42,000	42,000
					218,267
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	115	119
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	140
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	205	227
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	130	147
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	122
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	12,365	12,365
[4]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.380%	9/1/21	4,000	4,000
					17,120
Total Tax-Exempt Municipal Bonds (Cost $21,324,352)					21,506,956

Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[15]	Vanguard Municipal Cash Management Fund (Cost $870,093)	0.054%	8,699,514	870,126
Total Investments (100.8%) (Cost $22,194,445)				22,377,082
Other Assets and Liabilities—Net (-0.8%)				(178,511)
Net Assets (100%)				22,198,571
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $2,842,365,000, representing 12.8% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Step bond.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Federal Home Loan Mortgage Corp.	$921,466,000
JPMorgan Chase Bank NA	534,782,000
Barclays Bank plc	443,830,000
Royal Bank of Canada	408,905,000
Bank of America NA	373,946,000
Deutsche Bank AG	332,430,000
Morgan Stanley Bank	294,225,000
Toronto-Dominion Bank NA	293,060,000
PNC Bank NA	284,465,000
Citibank NA	183,600,000
Other	552,495,000
Total	4,623,204,000

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $21,324,352)	21,506,956
Affiliated Issuers (Cost $870,093)	870,126
Total Investments in Securities	22,377,082
Investment in Vanguard	808
Receivables for Investment Securities Sold	16,141
Receivables for Accrued Income	147,847
Receivables for Capital Shares Issued	43,118
Other Assets	770
Total Assets	22,585,766
Liabilities
Due to Custodian	177
Payables for Investment Securities Purchased	364,726
Payables for Capital Shares Redeemed	17,433
Payables for Distributions	4,005
Payables to Vanguard	854
Total Liabilities	387,195
Net Assets	22,198,571
At April 30, 2021, net assets consisted of:

Paid-in Capital	22,044,750
Total Distributable Earnings (Loss)	153,821
Net Assets	22,198,571

Investor Shares—Net Assets
Applicable to 65,740,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,047,842
Net Asset Value Per Share—Investor Shares	$15.94

Admiral Shares—Net Assets
Applicable to 1,326,974,814 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,150,729
Net Asset Value Per Share—Admiral Shares	$15.94

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	97,790
Total Income	97,790
Expenses
The Vanguard Group—Note B
Investment Advisory Services	953
Management and Administrative— Investor Shares	773
Management and Administrative— Admiral Shares	7,568
Marketing and Distribution— Investor Shares	52
Marketing and Distribution— Admiral Shares	465
Custodian Fees	43
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	24
Trustees’ Fees and Expenses	2
Total Expenses	9,880
Net Investment Income	87,910
Realized Net Gain (Loss) on Investment Securities Sold	2,265
Change in Unrealized Appreciation (Depreciation) of Investment Securities	13,558
Net Increase (Decrease) in Net Assets Resulting from Operations	103,733
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $238,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,910	233,771
Realized Net Gain (Loss)	2,265	(3,196)
Change in Unrealized Appreciation (Depreciation)	13,558	75,226
Net Increase (Decrease) in Net Assets Resulting from Operations	103,733	305,801
Distributions
Investor Shares	(3,927)	(12,053)
Admiral Shares	(84,348)	(221,582)
Total Distributions	(88,275)	(233,635)
Capital Share Transactions
Investor Shares	27,096	71,252
Admiral Shares	2,160,571	3,030,365
Net Increase (Decrease) from Capital Share Transactions	2,187,667	3,101,617
Total Increase (Decrease)	2,203,125	3,173,783
Net Assets
Beginning of Period	19,995,446	16,821,663
End of Period	22,198,571	19,995,446

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.93	$15.84	$15.68	$15.79	$15.80	$15.83
Investment Operations
Net Investment Income	.060[1]	.201[1]	.257[1]	.215[1]	.160[1]	.131
Net Realized and Unrealized Gain (Loss) on Investments	.010	.092	.160	(.109)	(.010)	(.030)
Total from Investment Operations	.070	.293	.417	.106	.150	.101
Distributions
Dividends from Net Investment Income	(.060)	(.203)	(.257)	(.216)	(.160)	(.131)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.060)	(.203)	(.257)	(.216)	(.160)	(.131)
Net Asset Value, End of Period	$15.94	$15.93	$15.84	$15.68	$15.79	$15.80
Total Return[2]	0.44%	1.86%	2.68%	0.68%	0.95%	0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,048	$1,020	$945	$1,030	$1,228	$1,234
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.76%	1.27%	1.63%	1.38%	1.01%	0.83%
Portfolio Turnover Rate	27%	47%	34%	42%	36%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.93	$15.84	$15.68	$15.79	$15.80	$15.83
Investment Operations
Net Investment Income	.066[1]	.213[1]	.270[1]	.229[1]	.176[1]	.147
Net Realized and Unrealized Gain (Loss) on Investments	.011	.093	.160	(.111)	(.010)	(.030)
Total from Investment Operations	.077	.306	.430	.118	.166	.117
Distributions
Dividends from Net Investment Income	(.067)	(.216)	(.270)	(.228)	(.176)	(.147)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.067)	(.216)	(.270)	(.228)	(.176)	(.147)
Net Asset Value, End of Period	$15.94	$15.93	$15.84	$15.68	$15.79	$15.80
Total Return[2]	0.48%	1.94%	2.76%	0.76%	1.05%	0.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,151	$18,976	$15,877	$15,182	$13,900	$12,604
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.34%	1.71%	1.46%	1.11%	0.93%
Portfolio Turnover Rate	27%	47%	34%	42%	36%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for

Short-Term Tax-Exempt Fund
premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $808,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	21,506,956	—	21,506,956
Temporary Cash Investments	870,126	—	—	870,126
Total	870,126	21,506,956	—	22,377,082
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,194,910
Gross Unrealized Appreciation	184,031
Gross Unrealized Depreciation	(1,859)
Net Unrealized Appreciation (Depreciation)	182,172
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $30,389,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2021, the fund purchased $7,597,212,000 of investment securities and sold $5,331,219,000 of investment securities, other than temporary cash investments.

Short-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2021, such purchases and sales were $890,195,000 and $1,061,781,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	232,722	14,596	563,283	35,467
Issued in Lieu of Cash Distributions	3,406	214	10,149	639
Redeemed	(209,032)	(13,110)	(502,180)	(31,715)
Net Increase (Decrease)—Investor Shares	27,096	1,700	71,252	4,391
Admiral Shares
Issued	7,013,005	439,830	10,379,331	653,503
Issued in Lieu of Cash Distributions	59,518	3,733	160,921	10,138
Redeemed	(4,911,952)	(308,078)	(7,509,887)	(474,448)
Net Increase (Decrease)—Admiral Shares	2,160,571	135,485	3,030,365	189,193
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2021
New York	16.5%
Texas	10.9
California	6.6
Illinois	6.1
New Jersey	5.0
Pennsylvania	4.9
Florida	4.0
Ohio	2.7
Michigan	2.5
Maryland	2.5
Georgia	2.5
Massachusetts	2.4
Alabama	2.3
Connecticut	2.1
Kentucky	2.0
Tennessee	1.9
Arizona	1.8
Washington	1.8
Colorado	1.7
Louisiana	1.6
Multiple States	1.5
Virginia	1.5
Indiana	1.3
South Carolina	1.3
Missouri	1.2
Wisconsin	1.1
North Carolina	1.1
Nevada	1.0
Other	8.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Limited-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (2.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/23	6,265	6,963
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	6,240	7,467
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	735	928
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	7,895	10,057
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,227
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/21	1,185	1,189
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	343
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	549
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	626
	Birmingham AL GO	5.000%	6/1/27	1,275	1,598
	Birmingham Water Works Board Water Revenue	5.000%	1/1/23	430	464
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	281
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	375	438
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,567
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/21	260	266
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,027
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	197
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	265
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,421
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	210	226
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	251
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	8,254
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	238
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	281
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	284
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	853
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,161
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,939
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,477
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,744
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	3,085
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	3,320
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	51,145	58,408
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	1,025	1,059
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	435
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	391
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,131
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	898
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,650	74,104
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	72,930	75,799
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	73,105	79,346
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.977%	12/1/23	35,000	35,331
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	283
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	206
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	248
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	280
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	248
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,183
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,366
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,488
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,179
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	281
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	224
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	465	542
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	408
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	200	232
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	374

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntsville AL GO	5.000%	5/1/23	2,680	2,938
	Huntsville AL GO	5.000%	5/1/24	2,815	3,213
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,570
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,340
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,504
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,914
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	514
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	249
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	644
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,960
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,135
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,239
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,642
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	2,125	2,162
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	666
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,779
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,744
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,326
[4,5]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,812
[4,5]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,228
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/21	600	613
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	899
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	38,175	43,682
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,644
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	600	624
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	1,010	1,050
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,457
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,951
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,863
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,035	3,673
[2,6]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.090%	5/6/21	36,475	36,475
	Montgomery AL GO	3.000%	12/1/21	1,000	1,016
	Montgomery AL GO	3.000%	12/1/22	750	783
	Montgomery AL GO	3.000%	12/1/23	250	268
	Montgomery AL GO	3.000%	12/1/24	205	224
	Montgomery AL GO	3.000%	12/1/25	500	555
	Montgomery AL GO	3.000%	12/1/26	265	299
	Montgomery AL GO	3.000%	12/1/27	925	1,056
	Montgomery AL GO	3.000%	12/1/28	1,850	2,131
	Mountain Brook Board of Education GO	4.000%	3/1/22	300	310
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	160
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	110
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	159
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	262
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	239
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	75,639
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/21	2,245	2,251
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,274
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,151
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,757
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	29,290	32,247
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	189
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	244
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	700	781
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	639
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	813
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,595
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	2,425	2,890
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	35,000	41,556
[1]	Troy University College & University Revenue	4.000%	11/1/21	600	611
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	819
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,000	1,193
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	216
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	169
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	285	351

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,660
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	4,018
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,383
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	467
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	526
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,109
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,267
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,501
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,456
	University of Alabama College & University Revenue	5.000%	7/1/27	85	107
	University of South Alabama College & University Revenue	5.000%	11/1/21	845	864
[1]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	346
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,155
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	556
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	605
[4]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	481
[4]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	701
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	980
[4]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	931
					798,010
Alaska (0.3%)
	Alaska GO	5.000%	8/1/22	5,590	5,928
	Alaska GO	5.000%	8/1/25	1,435	1,554
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	1,000
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,265
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,792
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	14,000	14,000
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,851
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,089
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,265
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,175
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,899
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	585
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	2,077
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/21	2,265	2,326
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,587
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,884
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,819
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,332
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/21	10,140	10,255
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	11,073
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	15,185
	Anchorage AK GO	5.000%	9/1/21	2,000	2,032
	Anchorage AK GO	5.000%	9/1/21	2,605	2,646
	Anchorage AK GO	5.000%	9/1/21	1,000	1,016
	Anchorage AK GO	5.000%	9/1/22	2,000	2,129
	Anchorage AK GO	5.000%	9/1/22	1,675	1,783
	Anchorage AK GO	5.000%	9/1/25	5,010	5,767
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	683
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	676
	Borough of North Slope AK GO	5.000%	6/30/25	2,280	2,701
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/21	1,950	1,980
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,608
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,573
	North Slope Borough AK GO	5.000%	6/30/21	625	630
	North Slope Borough AK GO	5.000%	6/30/21	645	650
	North Slope Borough AK GO	5.000%	6/30/22	950	957
					121,772
Arizona (1.8%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,250	1,254
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/21	1,000	1,003
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,108
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	525
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	500	548
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	621
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	359
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	1,023
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,765	2,098

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/26	1,630	1,997
	Arizona Board of Regents College & University Revenue	5.000%	7/1/27	2,000	2,516
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	1,625	2,090
	Arizona COP	5.000%	9/1/21	6,700	6,806
	Arizona COP	5.000%	10/1/22	4,995	5,338
	Arizona COP	5.000%	10/1/23	6,720	7,493
	Arizona COP	5.000%	10/1/23	19,820	22,099
	Arizona COP	5.000%	10/1/24	20,920	24,229
	Arizona COP	5.000%	10/1/26	8,080	9,981
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,730
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	17,211
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	21,132
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,555
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,027
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	897
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,361
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,162
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	546
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	160
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	153
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	281
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	319
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,565
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,065
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,667
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,772
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,872
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,985
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,999
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,813
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,947
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,960
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	4,328
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,590	1,973
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,873
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,256
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	467
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	600
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,910	1,992
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	2,016
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	2,040
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	2,063
[6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,084
	Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,083
	Arizona Lottery Revenue	5.000%	7/1/25	10,040	11,934
	Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,223
[2,6]	Arizona State Tourism & Sports Authority Tax Miscellaneous Revenue TOB VRDO	0.090%	5/6/21	9,000	9,000
	Arizona State University College & University Revenue	5.000%	7/1/21	10,110	10,189
	Arizona State University College & University Revenue	5.000%	7/1/21	300	302
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,435
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,366
	Arizona State University College & University Revenue	5.000%	7/1/22	455	481
	Arizona State University College & University Revenue	5.000%	7/1/22	300	317
	Arizona State University College & University Revenue	5.000%	7/1/23	690	762
	Arizona State University College & University Revenue	5.000%	7/1/23	500	552
	Arizona State University College & University Revenue	5.000%	7/1/23	500	552
	Arizona State University College & University Revenue	5.000%	7/1/24	400	460
	Arizona State University College & University Revenue	5.000%	7/1/24	400	460
	Arizona State University College & University Revenue	5.000%	7/1/25	800	915
	Arizona State University College & University Revenue	5.000%	7/1/25	730	868
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,182
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,040	1,235
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,000	1,225
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	9,525	9,599
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,885	9,055
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,460	13,632
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,200	9,833
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,186
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,281

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Glendale AZ GO	4.000%	7/1/21	3,400	3,421
[4]	Glendale AZ GO	5.000%	7/1/22	1,920	2,029
	Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,900	2,922
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,266
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,020	1,281
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/28	1,340	1,724
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/21	750	751
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	769
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	785
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	493
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	1,022
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,337
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	287
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	132
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	136
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	122
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	314
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	385
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,585
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	133
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	103
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	111
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	97
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	551
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	850
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	605
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,733
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	631
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	594
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,142
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,000	1,260
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	166
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	160
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	225
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	229
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	262
[6]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,273
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	3,650	3,765
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,946
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,558
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	772
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	17,385
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	12,132
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	15,202
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.440%	10/18/22	12,950	12,930
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	10/18/24	2,360	2,350
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.860%	9/1/24	4,500	4,485
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,161
[7]	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/26	1,725	2,114
[7]	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,325	2,923
[7]	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/28	2,000	2,576
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	475	565
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	690
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	614
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	500	631
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,293
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,365	1,626
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/26	1,000	1,228
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,890
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	140	148
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	154
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	143
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	124
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	160	196
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	252

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	125	161
	Mesa AZ GO	5.000%	7/1/25	300	356
	Mesa AZ GO	5.000%	7/1/26	275	337
	Mesa AZ GO	5.000%	7/1/27	410	516
	Mesa AZ GO	5.000%	7/1/28	390	503
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	933
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,593
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	12,405	12,501
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/21	2,000	2,016
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	5,016
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,876
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,243
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,733
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,582
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,973
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	335	338
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	211
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	149
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	108
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	443
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	454
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,768
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/21	310	311
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	668
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/21	3,000	3,011
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,546
[1]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,055
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	330
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	400
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	887
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,057
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,540	1,834
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,167
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,809
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	10,990	12,637
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	10,150	12,063
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	11,170	13,668
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,500	13,164
[2,6]	Salt River Project Arizona Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.070%	5/6/21	8,000	8,000
[6]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	11,010	11,014
	University Medical Center Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	2,740	2,761
[7]	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,157
	University of Arizona College & University Revenue	5.000%	6/1/24	800	917
	University of Arizona College & University Revenue	5.000%	8/1/24	650	749
	University of Arizona College & University Revenue	5.000%	6/1/25	1,140	1,353
[7]	University of Arizona College & University Revenue	5.000%	6/1/25	1,500	1,779
[7]	University of Arizona College & University Revenue	5.000%	6/1/25	2,000	2,372
	University of Arizona College & University Revenue	5.000%	8/1/25	710	847
[7]	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,192
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,387
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,531
[7]	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	5,325
	University of Arizona College & University Revenue	5.000%	8/1/26	765	940
[7]	University of Arizona College & University Revenue	5.000%	6/1/27	2,500	3,140
	University of Arizona College & University Revenue	5.000%	8/1/27	825	1,040
[7]	University of Arizona College & University Revenue	5.000%	6/1/28	1,500	1,931
[7]	University of Arizona College & University Revenue	5.000%	6/1/28	1,215	1,564
[2,6]	University of Arizona College & University Revenue TOB VRDO	0.090%	5/6/21	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	630
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	888
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,506
[7]	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,484
[7]	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,816
[7]	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,808
[7]	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,919
[7]	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	4,125
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	750	759
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,164

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,103
					644,248
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	4,560	4,682
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	840
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	751
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,402
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,397
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	19,272
[3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.610%	9/1/22	700	699
	Arkansas GO	5.000%	10/1/24	9,500	10,585
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,140	1,152
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,042
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,043
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,133
	North Little Rock School District No. 1 GO	5.000%	2/1/26	1,400	1,686
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	7,675
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,858
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,620
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,535
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,426
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,472
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	4,088
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,310
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	397
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	469
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	329
					85,863
California (6.5%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,040	3,377
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,657
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	2,075
	Antelope Valley-East Kern Water Agency Water Revenue	4.000%	6/1/21	1,000	1,003
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	23,100	23,283
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,350	15,481
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,400	26,373
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	7,300	7,698
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	7,300	7,915
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,540	24,833
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	14,000	14,929
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	35,105	35,397
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	8,185	8,253
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	14,175	14,293
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	4/1/24	3,000	3,052
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	4/1/24	3,925	3,915
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	4/1/26	6,875	6,884
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/21	23,000	23,000
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	35,654
	California Department of Water Resources Water Revenue	0.000%	5/5/21	39,900	39,900
	California Department of Water Resources Water Revenue	0.000%	5/6/21	44,000	44,000
	California Department of Water Resources Water Revenue	0.100%	5/6/21	10,899	10,899
	California Department of Water Resources Water Revenue	0.120%	5/28/21	29,661	29,661
[3]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.430%	12/1/22	21,700	21,753
	California GO	0.000%	5/6/21	15,300	15,300
	California GO	0.000%	5/19/21	12,500	12,500
	California GO	0.120%	6/1/21	10,500	10,500
	California GO	5.000%	8/1/21	4,425	4,478
	California GO	5.000%	10/1/21	28,000	28,562
	California GO	5.000%	10/1/21	41,940	42,782
	California GO	5.000%	11/1/21	49,440	50,635
	California GO	5.000%	12/1/23	4,000	4,497
	California GO	5.000%	4/1/24	6,255	7,131
	California GO	5.000%	9/1/24	100	106
[7]	California GO	5.000%	9/1/24	10,000	11,373
	California GO	5.000%	12/1/24	2,000	2,338
	California GO	5.000%	3/1/25	8,000	9,439
	California GO	4.000%	4/1/25	2,990	3,422

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/25	15,510	18,353
	California GO	5.000%	4/1/25	51,400	60,821
	California GO	5.000%	8/1/25	3,325	3,980
	California GO	5.000%	8/1/25	10,000	11,971
[7]	California GO	5.000%	9/1/25	12,000	14,114
	California GO	3.000%	11/1/25	2,000	2,236
	California GO	5.000%	11/1/25	1,040	1,256
	California GO	5.000%	11/1/25	8,500	10,261
	California GO	5.000%	12/1/25	13,000	15,737
	California GO	3.000%	3/1/26	20,000	22,468
	California GO	5.000%	4/1/26	7,650	9,349
	California GO	5.000%	4/1/26	10,120	12,368
	California GO	5.000%	8/1/26	3,500	4,321
	California GO	5.000%	8/1/26	5,920	7,309
	California GO	5.000%	8/1/26	27,635	34,119
[7]	California GO	5.000%	9/1/26	21,690	26,305
	California GO	5.000%	10/1/26	10,000	12,407
	California GO	4.000%	11/1/26	33,875	40,300
	California GO	5.000%	12/1/26	25,490	31,780
	California GO	3.500%	8/1/27	10,000	11,741
	California GO	5.000%	9/1/27	130	144
[7]	California GO	5.000%	9/1/27	14,000	17,427
	California GO	5.000%	11/1/27	8,420	10,725
	California GO	5.000%	11/1/27	26,600	33,883
	California GO	5.000%	12/1/27	14,700	18,764
	California GO	5.000%	11/1/28	13,890	18,080
	California GO	5.000%	12/1/28	7,750	10,106
	California GO	5.250%	2/1/30	4,170	4,327
	California GO PUT	4.000%	12/1/30	23,595	23,665
[3]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	0.838%	12/1/31	12,645	12,653
[3]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.440%	12/1/22	69,065	69,126
[2,6]	California GO TOB VRDO	0.080%	5/6/21	13,545	13,545
[2,6]	California GO TOB VRDO	0.080%	5/6/21	3,000	3,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	750	765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	776
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,072
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,383
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	736
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	6,145
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,208
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,755
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	30,000	32,162
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,216
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	11,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	18,300	21,844
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	5/6/21	3,750	3,750
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	5,000	5,000
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/6/21	460	460
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	8,000	8,000
[2,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.240%	5/6/21	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,035
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	350	378
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,072
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	637
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,500	32,183
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.458%	8/1/21	15,275	15,276
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.458%	8/1/21	375	375
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	2,000	2,017
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/21	350	351
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	378
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	200	212
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	659
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	459

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	400	457
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	1,315	1,341
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	902
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	823
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,107
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	937
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	740
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,941
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.150%	7/1/21	11,250	11,250
[6]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.100%	8/2/21	9,000	9,000
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	398
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	386
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	4,800	4,800
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,455	7,603
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,664
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	6,144
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,299
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,381
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,096
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,811
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	6,123
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	14,368
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	7,750	8,553
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/24	3,145	3,566
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,386
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,310
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	7,350	8,412
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	5,835	6,902
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	2,500	2,851
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,830
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	100	105
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	5,255
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,993
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	6,068
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	110
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	6,675	8,000
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	6,000	7,225
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	4,223
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	7,255	8,901
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	6,000	7,388
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/21	2,495	2,495
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,584
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,146
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,363
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,232
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,176
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,613
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	3,223
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	2,181
	California State University College & University Revenue PUT	4.000%	11/1/21	28,075	28,149
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,295
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	275	277
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	263
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	420
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	536
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,512
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	669
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,182
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,591
[2,6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	5/6/21	3,330	3,330
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	2,165	2,167
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	1.250%	6/1/21	1,805	1,807
[2,6]	California Statewide Communities Development Authority Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	18,095	18,095
[2,6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	2,500	2,500
[8]	Clovis Unified School District GO	0.000%	8/1/22	755	753
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,271

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Contra Costa Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.331%	9/1/21	3,350	3,350
	Contra Costa Water District Water Revenue	5.000%	10/1/21	2,100	2,142
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,722
	East Side Union High School District GO	2.000%	8/1/24	6,420	6,781
	East Side Union High School District GO	2.000%	8/1/25	1,895	2,023
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	430
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	506
[3]	Eastern Municipal Water District Water Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.381%	10/1/21	3,920	3,921
[3]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	10/1/21	1,100	1,100
	El Camino Healthcare District GO	5.000%	8/1/21	1,125	1,138
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,167
[8]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,003
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	469
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	868
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	759
[4]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,725	1,772
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,750	2,760
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,665	4,898
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	6,015	6,581
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	850	1,026
[3]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	5,000	5,000
[3]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	3,550	3,550
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/21	1,250	1,270
	La Verne CA COP, ETM	5.000%	5/15/21	310	310
	La Verne CA COP, ETM	5.000%	5/15/22	725	761
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/27	805	920
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	366
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,060
[2,6]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	32,000	32,000
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	1,104
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,350
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,328
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,700
	Los Angeles CA Unified School District GO	5.000%	7/1/25	13,360	15,929
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	10,326
	Los Angeles CA Unified School District GO	5.000%	7/1/28	31,040	40,229
[4]	Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue (Various Redevelopment Project Areas)	5.000%	9/1/21	5,000	5,080
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,973
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	2,595	2,970
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	2,725	3,230
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,395	28,902
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	4,072
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	5/3/21	10,000	10,000
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,998
[3]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	6/21/21	1,000	1,000
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,200	31,263
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.410%	5/3/21	10,000	10,000
	Palomar Health GO	5.000%	8/1/21	500	505
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,850
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,550
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,301
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,893
	Peralta Community College District GO	5.000%	8/1/26	2,500	3,078
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	814
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	92
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,815
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	10,583
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,342
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,000	21,062
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	562
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,701
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	31,875	34,068
	San Diego County Water Authority Water Revenue	5.000%	5/1/21	1,465	1,465
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	7,500	9,696
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	281

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,905
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,765
[7]	San Francisco CA City & County GO	5.000%	6/15/23	3,750	4,057
[7]	San Francisco CA City & County GO	5.000%	6/15/24	4,440	5,002
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,789
[7]	San Francisco CA City & County GO	5.000%	6/15/25	5,475	6,392
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,450
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	4,101
[2,6]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	17,500	17,500
[2,6]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	40,000	40,000
	San Francisco City & County Public Utilities Commission Power Revenue	0.110%	6/23/21	16,000	16,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,210	3,322
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,024
	San Francisco Unified School District GO	4.000%	6/15/30	155	161
	San Juan Unified School District GO	5.000%	8/1/21	1,000	1,012
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/21	535	538
[4]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	575	578
[5]	Solano County Community College District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,611
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,098
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,510
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	6,345
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	8,405
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,967
	University of California College & University Revenue	5.000%	5/15/21	2,725	2,729
	University of California College & University Revenue	5.000%	5/15/21	8,280	8,292
[7]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,333
[7]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,196
	University of California College & University Revenue	5.000%	5/15/25	125	148
[7]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,704
[7]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,172
[7]	University of California College & University Revenue	5.000%	5/15/27	3,000	3,608
[7]	University of California College & University Revenue	5.000%	5/15/28	3,000	3,695
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,807
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	665	670
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,391
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,057
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,459
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,117
[4]	William S Hart Union High School District GO	0.000%	9/1/27	515	483
					2,342,040
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/21	1,375	1,414
	Adams 12 Five Star Schools GO	5.000%	12/15/26	10,000	11,647
	Adams County CO COP	5.000%	12/1/21	1,000	1,028
	Adams County CO COP	5.000%	12/1/22	1,250	1,344
	Aurora CO COP	5.000%	12/1/25	1,550	1,861
	Aurora CO COP	5.000%	12/1/26	2,040	2,523
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	239
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	297
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	237
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	120
	City & County of Denver CO GO	5.000%	8/1/28	10,055	13,057
	Colorado COP	5.000%	3/15/24	660	748
	Colorado COP	5.000%	3/15/24	780	884
	Colorado COP	5.000%	12/15/24	3,575	4,160
	Colorado COP	5.000%	12/15/24	3,000	3,490
	Colorado COP	5.000%	3/15/25	1,460	1,714
	Colorado COP	5.000%	3/15/25	890	1,045
	Colorado COP	5.000%	3/15/25	725	851
	Colorado COP	5.000%	12/15/25	8,385	10,082
	Colorado COP	5.000%	3/15/26	760	920
	Colorado COP	5.000%	9/1/26	2,940	3,611
	Colorado COP	5.000%	12/15/26	5,105	6,321
	Colorado COP	5.000%	3/15/27	610	759
	Colorado COP	5.000%	9/1/27	3,125	3,942
	Colorado COP	5.000%	12/15/27	5,855	7,437
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,978
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,735	1,782
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	400	406
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	807
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	107
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	731
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,451
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	550
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	791
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,080
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	930
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	813
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	2,163
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	485
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,255
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	115
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	5,129
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	933
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,529
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	4,058
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	219
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,270
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,401
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	4,252
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,675
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,238
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	3,073
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,786
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,055	3,166
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	30,658
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,600	14,659
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,500
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	14,384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	12,419
[2,6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	5/3/21	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	2,000	2,007
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,200
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,345
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,141
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,702
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	864
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	547
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	11,460	12,693
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,500	2,506
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,122
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	420	490
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	400	466
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,111
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,250
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	21,827
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,489
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,894
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,980	2,302
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,390
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,727
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,643
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,300	3,966
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,000	4,949
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	575
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,418
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	4,700

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,379
[2,6]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.090%	5/6/21	14,475	14,475
	Denver CO City & County GO	5.000%	8/1/27	7,895	10,004
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	238
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	309
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	299
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	353
	Durango School District No. 9-R GO	5.000%	11/1/26	1,995	2,468
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	83
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,637
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	258
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	178
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,010	957
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	2,145
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,251
[3]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.494%	9/1/21	3,100	3,100
[3]	E-470 Public Highway Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.124%	9/1/21	4,000	4,001
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,000	31,542
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	524
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	779
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/21	250	256
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	439
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	295
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	424
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	600
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	630
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/21	3,000	3,090
[4]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	837
[4]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	1,010
[4]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,191
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,671
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,339
	Pueblo City Schools GO	5.000%	12/15/26	4,000	4,988
	Regional Transportation District COP	5.000%	6/1/22	7,490	7,884
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,094
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,974
	Regional Transportation District COP	5.000%	6/1/26	1,700	2,064
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,451
	Regional Transportation District COP	5.000%	6/1/27	8,815	10,989
[2,4,6]	Regional Transportation District of Colorado COP TOB VRDO	0.130%	5/6/21	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	558
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	468
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	361
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	730
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	770
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	747
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	692
	University of Colorado College & University Revenue	5.000%	6/1/21	245	246
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	25,468
	University of Colorado College & University Revenue VRDO	0.060%	5/5/21	26,780	26,780
	University of Colorado College & University Revenue, ETM	5.000%	6/1/21	755	758
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	20,000	20,308
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	5,000	5,685
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/21	150	154
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	113
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	217
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	150
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	214
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	238
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	256
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	300
					586,394
Connecticut (2.1%)
[4]	Bridgeport CT GO	5.000%	8/15/22	5,635	5,969
[4]	Bridgeport CT GO	5.000%	8/15/22	3,065	3,247
[4]	Bridgeport CT GO	5.000%	8/15/23	750	828
[4]	Bridgeport CT GO	5.000%	8/15/23	5,425	5,991
[4]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,194

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,256
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	104
	Connecticut GO	3.000%	6/1/21	525	526
	Connecticut GO	5.000%	11/1/21	530	543
	Connecticut GO	5.000%	11/15/21	7,350	7,540
	Connecticut GO	5.000%	3/15/22	9,620	10,024
	Connecticut GO	5.000%	4/15/22	4,275	4,472
	Connecticut GO	5.000%	5/15/22	1,500	1,505
	Connecticut GO	3.000%	6/1/22	550	567
	Connecticut GO	5.000%	7/15/22	140	148
	Connecticut GO	5.000%	8/15/22	165	175
	Connecticut GO	5.000%	10/15/22	5,245	5,613
	Connecticut GO	5.000%	11/15/22	12,685	13,631
	Connecticut GO	5.000%	4/15/23	3,375	3,530
	Connecticut GO	3.000%	6/1/23	325	344
	Connecticut GO	4.000%	6/1/23	215	232
	Connecticut GO	5.000%	9/15/23	800	853
	Connecticut GO	5.000%	12/15/23	125	141
	Connecticut GO	5.000%	5/15/24	4,715	5,390
	Connecticut GO	3.000%	6/1/24	530	574
	Connecticut GO	4.000%	6/1/24	275	306
	Connecticut GO	5.000%	6/1/24	5,115	5,379
	Connecticut GO	5.000%	8/15/24	7,955	9,179
	Connecticut GO	5.000%	9/15/24	1,700	1,968
	Connecticut GO	5.000%	9/15/24	3,945	4,566
	Connecticut GO	5.000%	10/15/24	18,395	20,523
	Connecticut GO	4.000%	1/15/25	1,960	2,220
	Connecticut GO	5.000%	2/15/25	2,905	3,412
	Connecticut GO	5.000%	3/15/25	3,215	3,787
	Connecticut GO	5.000%	4/15/25	7,075	8,359
	Connecticut GO	5.000%	4/15/25	1,000	1,181
	Connecticut GO	5.000%	5/15/25	10,000	11,848
	Connecticut GO	4.000%	6/1/25	550	629
	Connecticut GO	5.000%	9/15/25	5,345	6,404
	Connecticut GO	5.000%	10/15/25	2,115	2,541
	Connecticut GO	5.000%	10/15/25	3,420	3,810
	Connecticut GO	5.000%	11/1/25	2,050	2,098
	Connecticut GO	4.000%	1/15/26	3,050	3,537
	Connecticut GO	5.000%	2/15/26	3,000	3,639
	Connecticut GO	5.000%	4/15/26	5,000	5,224
	Connecticut GO	4.000%	5/15/26	1,175	1,373
	Connecticut GO	5.000%	5/15/26	3,690	4,510
	Connecticut GO	3.000%	6/1/26	5,000	5,601
	Connecticut GO	4.000%	6/1/26	1,075	1,258
	Connecticut GO	5.000%	8/15/26	100	123
	Connecticut GO	5.000%	10/15/26	6,825	7,584
	Connecticut GO	5.000%	10/15/26	4,140	4,420
	Connecticut GO	5.000%	11/1/26	3,000	3,070
	Connecticut GO	5.000%	11/15/26	1,000	1,200
	Connecticut GO	4.000%	1/15/27	15,510	18,344
	Connecticut GO	5.000%	3/1/27	355	384
	Connecticut GO	4.000%	5/15/27	100	116
	Connecticut GO	3.000%	6/1/27	5,000	5,661
	Connecticut GO	4.000%	6/1/27	1,000	1,191
	Connecticut GO	4.000%	6/15/27	175	209
	Connecticut GO	5.000%	8/15/27	150	184
	Connecticut GO	5.000%	11/15/27	1,000	1,196
	Connecticut GO	4.000%	1/15/28	10,000	12,012
	Connecticut GO	4.000%	10/15/28	2,010	2,108
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	463
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	346
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	494
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	838
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	984
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	982
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,715
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	987

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	2,110	2,214
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	755	778
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	510	531
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	4,215	4,445
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	4,355	4,622
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	5,895	6,413
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,110	5,777
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	6,260	6,792
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	1,025
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,230
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,227
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	1,078
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	1,075
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,570	18,572
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	11,830	11,832
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	2,335	2,339
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	1,395	1,396
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	5/6/21	9,320	9,320
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	8,430	8,430
[7]	Connecticut Housing Finance Authority Local or Guaranteed Housing Rvenue PUT	0.450%	5/15/24	3,570	3,564
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	11,340	11,520
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	446
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,334
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	921
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,905
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,892
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	510	582
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,774
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	12/1/24	10,320	10,608
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,195
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	591
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,917
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,953
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,989
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,355	1,654
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	145
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,440	4,309
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,225
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	177
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	975	983
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/21	775	781
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,080	2,129
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	799
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,384
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	854
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,286
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,428
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,207
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,702
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,562
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	284
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,299
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	587
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,539
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,799
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	13,500	13,549
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,122
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	740
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,268
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	15,033
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,429
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	29,862

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	19,148
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,344
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,905	10,952
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,990
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	7,000	6,985
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	28,925	30,913
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/21	325	326
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,290	2,306
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	261
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,077
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	296
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,163
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	360
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	3,021
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,145
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	310	352
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,190	6,087
[6]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	657
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	694
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,213
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,356
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,245
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,329
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,277
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	12,743
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	11,048
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	20,000	20,000
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	132
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	137
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	142
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	147
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	302
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,294
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	140	144
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	179
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	123
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	273
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	290
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	278
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	178
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	288
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	189
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	207
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	302
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	302
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	240
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	435
	Metropolitan District GO	5.000%	7/15/23	525	579
	Metropolitan District GO	5.000%	7/15/25	900	1,067
	Metropolitan District GO	5.000%	7/15/25	3,000	3,555
	Metropolitan District GO	5.000%	7/15/26	2,000	2,444
[4]	New Haven CT GO, ETM	5.000%	8/15/21	1,575	1,597
	University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,637
	University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	3,051
	University of Connecticut College & University Revenue	5.000%	2/15/25	1,015	1,186
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,196
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,183
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,273
					741,095
Delaware (0.2%)
	Delaware GO	5.000%	10/1/25	8,365	10,054
	Delaware GO	3.000%	8/1/26	2,265	2,394
	Delaware GO, ETM	5.000%	7/1/21	1,045	1,053
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	327
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	221
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	229
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	190
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	226
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	375

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	288
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	345	356
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	3,000	3,095
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,685	9,724
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,607
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,826
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	448
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	807
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	947
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/21	550	554
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,786
	New Castle County DE GO	5.000%	10/1/21	7,575	7,727
	University of Delaware College & University Revenue	5.000%	11/1/21	800	819
	University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,186
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,254
	University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,297
	University of Delaware College & University Revenue	5.000%	11/1/25	2,585	3,110
	Wilmington DE GO	5.000%	1/1/27	420	524
					58,424
District of Columbia (0.4%)
	District of Columbia Appropriations Revenue	5.000%	12/1/26	1,200	1,485
	District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,913
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	255
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	696
	District of Columbia College & University Revenue	4.000%	10/1/21	195	196
	District of Columbia College & University Revenue	5.000%	4/1/27	270	334
	District of Columbia College & University Revenue	5.000%	4/1/28	325	411
	District of Columbia College & University Revenue	5.000%	4/1/29	250	321
	District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,482
	District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,506
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,281
	District of Columbia GO	5.000%	6/1/21	825	828
	District of Columbia GO	5.000%	6/1/27	1,000	1,183
	District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,365
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,944
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,533
[6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	12,000	12,000
[2,6]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.560%	5/6/21	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	10/1/25	4,770	5,731
	District of Columbia Income Tax Revenue	5.000%	10/1/25	5,735	6,890
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,095
[2]	District of Columbia Miscellaneous Revenue VRDO	0.070%	5/6/21	15,880	15,880
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	1,969
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,202
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	2,420	2,907
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	3,100	3,727
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,269
[2,6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.090%	5/6/21	3,650	3,650
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	625	637
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,686
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	909
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,617
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,235
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	2,575	2,621
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	3,500	3,716
[7]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	846
[7]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,254
[7]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	500	640
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,187
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,325	4,071
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,428
					126,775
Florida (4.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	385	395
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	376
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,167
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,400
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	167

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,792
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,673
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	9,574
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,921
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,196
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,096
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,167
	Brevard County School District COP	5.000%	7/1/22	9,955	10,515
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	760	775
[2,6]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	62,695	62,695
	Broward County FL School District COP	5.000%	7/1/23	5,545	6,101
	Broward County FL School District COP	5.000%	7/1/23	450	495
	Broward County FL School District COP	5.000%	7/1/24	400	457
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,736
	Broward County FL School District COP	5.000%	7/1/25	12,730	15,015
	Broward County FL School District COP	5.000%	7/1/25	400	472
	Broward County FL School District COP	5.000%	7/1/26	475	577
	Broward County FL School District COP	5.000%	7/1/27	1,090	1,360
	Broward County FL School District COP	5.000%	7/1/27	175	184
[4]	Cape Coral FL Water & Sewer Revenue	2.125%	9/1/22	1,115	1,138
[4]	Cape Coral FL Water & Sewer Revenue	2.250%	9/1/23	1,005	1,052
[4]	Cape Coral FL Water & Sewer Revenue	2.500%	9/1/24	1,375	1,474
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,062
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,120	1,294
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	688
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,447
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	385	410
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	512
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,472
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	10,688
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	11,249
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,260	31,110
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,778
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	13,206
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	451
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	428
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,552
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,455
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	235
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	462
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	130
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	466
	Duval County Public Schools COP	5.000%	7/1/21	1,020	1,028
	Duval County Public Schools COP	5.000%	7/1/22	1,030	1,086
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/21	240	244
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	346
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	304
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	209
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	110
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	427
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	489
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	498
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	448
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,560
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,005	1,230
	Florida Department of Management Services COP	5.000%	11/1/25	24,910	29,837
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,750
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	10,312
	Florida Department of Transportation Lease (Appropriation) Revenue	5.000%	7/1/27	1,800	2,256
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/21	4,195	4,228
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	6,157
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,914
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	80
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	217
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	221
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	225
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	325
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	173
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	234

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	220	244
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	458
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	468
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/22	450	469
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	500	559
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	337
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	363
	Florida GO	5.000%	6/1/24	9,210	9,244
	Florida GO	5.000%	6/1/24	5,750	6,592
	Florida GO	5.000%	6/1/25	10,000	10,037
	Florida GO	5.000%	7/1/25	1,000	1,008
	Florida GO	4.000%	6/1/26	4,080	4,245
	Florida GO	5.000%	6/1/26	3,220	3,952
	Florida GO	5.000%	6/1/27	1,235	1,240
	Florida GO	5.000%	6/1/27	22,145	27,952
	Florida GO	4.000%	6/1/28	1,250	1,300
	Florida GO	5.000%	6/1/28	5,000	6,472
	Florida GO	5.000%	7/1/28	12,265	15,846
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	381
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	613
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	334
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	810
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,339
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	926
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	895
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,229
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	953
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	561
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	267
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	341
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	615
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/21	225	229
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	340
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,133
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	609
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	2,085
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,179
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	400
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	118
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	197
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	126
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	282
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	317
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,608
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,716
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,819
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,308
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,750	3,051
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,261
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	7,265	7,406
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	1,015	1,035
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	9,087
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,867
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	10,030
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,160	4,970
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,765	7,087
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,927
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	1,650	1,758
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,660	3,283
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,192
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,350	2,982
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,871
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	2,255
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,985
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,512

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.040%	5/3/21	9,500	9,500
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.080%	5/5/21	36,500	36,500
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	615
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,090
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,390	2,398
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	350	351
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,181
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	847
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,265
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,223
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	3,094
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	888
	Hernando County FL Water Revenue	4.000%	6/1/24	625	697
	Hernando County FL Water Revenue	4.000%	6/1/25	575	659
	Hernando County FL Water Revenue	5.000%	6/1/26	1,015	1,241
	Hernando County FL Water Revenue	5.000%	6/1/27	1,500	1,883
	Hernando County FL Water Revenue	5.000%	6/1/28	1,815	2,333
[4]	Hernando County School District COP	5.000%	7/1/25	1,250	1,473
[1]	Herons Glen Recreation District	2.500%	5/1/21	230	230
[1]	Herons Glen Recreation District	2.500%	5/1/23	230	238
[1]	Herons Glen Recreation District	2.500%	5/1/25	175	185
[1]	Herons Glen Recreation District	2.500%	5/1/26	200	213
[1]	Herons Glen Recreation District	2.500%	5/1/27	250	265
[2,6]	Hillsborough County FL Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.080%	5/6/21	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/21	8,855	9,055
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,702
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	20,645	20,645
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	10,236
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,563
	Hillsborough County School Board COP	5.000%	7/1/22	815	860
	Hillsborough County School Board COP	5.000%	7/1/23	915	1,006
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,113
	Hillsborough County School Board COP	5.000%	7/1/28	40	48
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	1,505	1,869
[4]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/21	1,835	1,870
[4]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,834
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	2,977
	Jacksonville FL Appropriations Revenue	5.000%	10/1/22	250	267
[2,6]	Jacksonville FL Electric System Revenue TOB VRDO	0.360%	5/6/21	45,280	45,280
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	752
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	824
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,864
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,829
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	2,018
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,982
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,225
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,940
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	3,363
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	23,930	23,930
[2,6]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	1,975	2,014
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	760	775
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,772
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,126
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	133
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,743
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,375
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,365
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	10,120
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	335
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	3,010	3,070
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	2,935	2,994
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,345
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,871
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	289
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,676
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	299
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,896

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,334
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	5,157
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,599
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	8,998
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/21	250	255
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	107
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,500	1,888
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,769
[2,6]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.110%	5/6/21	4,365	4,365
	JEA Electric System Electric Power & Light Revenue VRDO	0.040%	5/3/21	14,330	14,330
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,638
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	32,646
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,430	1,527
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	562
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,867
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,489
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,671
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,182
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	2,993
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	4,944
	JEA Water & Sewer System Water Revenue VRDO	0.080%	5/5/21	11,995	11,995
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,586
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	214
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	348
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	452
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	105	121
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	697
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,759
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	668
[4]	Lake County School Board COP	5.000%	6/1/24	200	227
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,455
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	365	374
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	536
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,393
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,315
	Lee County School Board COP	5.000%	8/1/21	2,005	2,028
	Lee County School Board COP	5.000%	8/1/26	510	622
	Lee County School Board COP	5.000%	8/1/27	6,545	8,179
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	4,082
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,229
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	24,815
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,114
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/21	1,050	1,071
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,589
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	2,720	2,789
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,690
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	560
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,125	1,140
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,065
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,933
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,101
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,111
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,690	2,020
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/21	350	356
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	420
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	416
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	944
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,110
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	159
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,791
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	954
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,037
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,018
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,440
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,630
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,588
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,146
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,746
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,993

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,620
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	3,290	3,315
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/21	1,000	1,008
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,334
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,383
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	165	188
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,586
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,053
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,612
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,263
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	338
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,982
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	348
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,053
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,236
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	337
	Miami-Dade County FL GO	5.000%	7/1/21	940	947
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,202
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,491
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,486
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	921
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	227
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,437
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	266
[2,9]	Miami-Dade County FL Special Obligation Revenue VRDO	0.060%	5/5/21	2,410	2,410
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	1,285	1,373
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,057
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,722
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,300	1,315
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,135	3,319
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,050	1,155
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,920	2,120
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	4.500%	6/1/21	840	840
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	992
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,029
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.450%	11/1/21	5,000	5,005
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,764
	Miami-Dade County School Board COP	5.000%	2/1/25	635	740
	Miami-Dade County School Board COP	5.000%	5/1/25	155	182
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	5,024
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	13,202
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	16,189
	Miami-Dade County School Board GO	5.000%	3/15/26	2,020	2,288
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.000%	10/1/23	435	478
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.060%	5/6/21	60,680	60,680
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	500	510
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	517
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	693
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,269
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,246
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	4,295
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,640
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	5,001
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	5,367
	Okeechobee County FL Resource Recovery Revenue PUT	1.550%	7/1/21	1,100	1,102
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	571
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	5,496
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,077
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,462
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	10,953
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	566
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,918
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,000	1,035
	Orange County School Board COP	5.000%	8/1/28	40	47
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,490
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,112
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,598
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,511
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,010	1,156

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,923
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,787
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,750	15,949
[4]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/25	1,260	1,386
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	152
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	176
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	222
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	196
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	188
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	328
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	312
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	613
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	715
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	755
[4]	Palm Bay FL GO	5.000%	7/1/21	830	836
[4]	Palm Bay FL GO	5.000%	7/1/22	870	919
[4]	Palm Bay FL GO	5.000%	7/1/23	915	1,009
[4]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,202
[4]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,391
	Palm Beach County FL Appropriations Revenue	5.000%	6/1/22	1,000	1,053
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,875
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	552
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,640	1,662
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	415
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	774
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	555
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,358
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/21	1,165	1,197
	Palm Beach County School District COP	5.000%	8/1/21	1,705	1,725
	Palm Beach County School District COP	5.000%	8/1/21	1,845	1,867
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,121
	Palm Beach County School District COP	5.000%	8/1/22	750	795
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,086
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,660
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,241
	Palm Beach County School District COP	5.000%	8/1/24	13,680	15,739
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,841
	Palm Beach County School District COP	5.000%	8/1/25	2,040	2,426
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	2,034
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,202
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,264
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/28	1,590	2,057
[1]	Pasco County School Board COP	5.000%	8/1/23	145	160
[1]	Pasco County School Board COP	5.000%	8/1/24	200	229
	Pasco County School Board COP	5.000%	8/1/25	1,885	2,209
[1]	Pasco County School Board COP	5.000%	8/1/25	250	295
[4]	Pasco County School Board COP	5.000%	8/1/27	375	465
[3]	Pasco County School Board COP PUT, SIFMA Municipal Swap Index Yield + 0.750%	0.810%	8/2/23	7,600	7,610
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	290
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	358
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	298
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	533
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	793
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,253
	Polk County School District COP	5.000%	1/1/22	200	206
	Polk County School District COP	5.000%	1/1/24	1,000	1,117
	Polk County School District COP	5.000%	1/1/25	5,700	6,588
	Polk County School District COP	5.000%	1/1/26	2,510	2,992
	Polk County School District COP	5.000%	1/1/27	2,750	3,364
	Port St. Lucie FL	1.500%	7/1/21	1,000	1,002
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,286
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,318
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,653
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/21	240	243
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	983
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	642
	Reedy Creek Improvement District GO	5.000%	6/1/21	730	733
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,783

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,371
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,885
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/21	1,530	1,561
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/22	1,340	1,370
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,965
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,195
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	1,051
	South Florida Water Management District COP	5.000%	10/1/21	1,765	1,800
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,242
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,426
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,267
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,188
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,429
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,891
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/21	3,025	3,048
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,691
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	2,105
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,714
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	2,090	2,123
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	1,500	1,524
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	529
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	608
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,125	1,347
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,641
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	583
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,843
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	354
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	304
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	312
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	665
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,265
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,267
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,380
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,703
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/21	1,485	1,490
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	921
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	794
[1]	Volusia County School Board COP	5.000%	8/1/21	525	531
[1]	Volusia County School Board COP	5.000%	8/1/22	840	890
					1,428,897
Georgia (2.4%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	395
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	656
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	769
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	824
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	880
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,852
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	4,800	4,837
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,812
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	2,024
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,178
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,067
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,191
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,030
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,838
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,952
[2,6]	Atlanta GA Water Revenue TOB VRDO	0.090%	5/6/21	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	13,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,667
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	9,446
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	10,253
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,650	2,675
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	526
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	697
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	752
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	1,013
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	440

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	314
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	967
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	110
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	80
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	238
	Burke County Development Authority Electric Power & Light Revenue (GA Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,025
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,600	1,615
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,241
	Burke County Development Authority Industrial Revenue PUT	2.750%	1/1/52	28,720	28,674
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	307
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	505
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	512
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	253
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	314
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	3,400	3,400
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	11,900	11,900
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	547
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	545
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	229
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	810
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,202
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	534
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,359
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	950
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	559
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	590
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	521
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	436
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	567
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	840	1,029
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	32,316
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21	400	403
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	919
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	983
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	208
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	271
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	225
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	291
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	450
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,000	1,229
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,258
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,100
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,127
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	641
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,890	1,916
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	7,005
	Development Authority for Fulton County College & University Revenue	3.750%	6/1/24	600	621
	Douglas County GA GO	5.000%	4/1/22	800	836
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,564
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,520
[2,6]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	6,080	6,080
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	2,098
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	422
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	376
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	567
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/21	1,925	1,928
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,367
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,075
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,315
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	925	925
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,110	3,285
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,820
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	560	581

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	542
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,506
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,547
Gainesville School District GO	5.000%	11/1/27	565	718
Georgia GO	5.000%	7/1/24	6,000	6,904
Georgia GO	5.000%	2/1/26	5,755	6,229
Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	710	738
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,380
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,443
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	814
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,508
Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,482
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	10,075	10,388
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	562
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,770	1,825
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	463
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	485
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,912
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	941
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	929
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,663
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,077
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	585
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	2,040
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,325	1,581
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,407
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,223
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,749
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	605	624
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	781
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	890
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	713
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	752
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	2,153
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,586
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/22	3,710	3,825
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	4,161
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,838
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	188
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	279
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	422
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	492
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	712
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	1,062
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	804
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	673
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	9,300	9,589
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,208
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	5,168
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,199
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,561
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	185
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,555
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,131
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	5,150
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	16,500	16,561
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	5,125	5,144
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	695
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	594
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	658
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,180	1,351
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,500	2,862
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	640
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,445	1,713
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	3,260
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	2,000	2,445

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,015	4,907
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,982
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,743
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,500	7,084
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,500	2,526
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,633
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	3,028
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	388
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	403
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	601
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	14,605
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	14,728
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	313
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	354
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	510
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	205
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/21	1,625	1,656
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	524
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	604
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,494
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	820
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	552
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	8,015
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,133
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,116
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	10,261
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	2,500	2,918
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,955
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,573
[2,10]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	115,855	125,053
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	543
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	42,515	47,521
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	62,585	72,561
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.907%	12/1/23	29,000	29,254
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	12/1/23	5,085	5,117
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,640
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,846
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	718
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,867
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,953
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	459
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	985
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	1,003
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,482
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	21,000	21,000
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	12,350	14,749
	Private Colleges & Universities Authority College & University Revenue Corp. of Mercer University	5.250%	10/1/27	2,650	2,695
[3]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	8/16/22	25,500	25,513
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/22	1,200	1,238
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,547
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,162
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	407
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/26	4,930	5,807
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,610
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/21	1,550	1,568
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,058
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,192
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,709
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	362
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	347
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	718
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	370
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,058
					876,087

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	371
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,147
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/21	1,390	1,400
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	421
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,912
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	683
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,242
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	555	627
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	565
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,528
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,072
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	580
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,145
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	5,033
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	426
	Guam Income Tax Revenue	5.000%	12/1/26	750	886
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	1,700	1,738
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/22	990	1,017
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	2,185	2,323
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	3,300	3,390
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	2,023
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/25	3,425	3,519
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,730
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,435	1,474
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,097
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,425
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,123
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,714
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,684
					46,295
Hawaii (0.4%)
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/26/21	3,990	3,990
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/26/21	2,050	2,050
	Hawaii GO	5.000%	8/1/21	7,630	7,720
	Hawaii GO	5.000%	8/1/21	7,260	7,346
	Hawaii GO	5.000%	1/1/24	2,870	3,232
	Hawaii GO	5.000%	4/1/24	13,610	15,482
	Hawaii GO	4.000%	5/1/24	3,985	4,429
	Hawaii GO	5.000%	5/1/24	13,040	14,881
	Hawaii GO	5.000%	8/1/24	7,445	8,243
	Hawaii GO	5.000%	10/1/24	6,580	7,626
	Hawaii GO	5.000%	8/1/25	2,235	2,474
	Hawaii GO	5.000%	1/1/26	3,295	3,979
	Hawaii GO	5.000%	8/1/28	7,000	7,730
	Hawaii GO	5.000%	8/1/29	6,000	6,621
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,412
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,562
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,298
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	10,125
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,290
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,644
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	3,725	4,082
	Honolulu HI City & County GO	5.000%	9/1/24	2,925	3,382
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,173
	Honolulu HI City & County GO	5.000%	7/1/26	1,700	2,088
	Honolulu HI City & County GO	5.000%	7/1/27	1,780	2,244
	Honolulu HI City & County GO	5.000%	9/1/27	155	196
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	3,150	3,187
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,855
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,174
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	1,500	1,567
					162,082
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	553
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	735
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/24	650	730

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	777
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,056
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,992
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,955
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,084
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,518
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	5,060
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,103
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/25	1,520	1,801
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	3,111
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,075	2,379
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	1,000
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/24	850	981
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,815
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	182
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	393
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	671
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	560
					36,456
Illinois (6.0%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	515
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	548
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	624
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	198
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	192
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	233
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	756
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	382
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	615	714
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	356
[8]	Chicago Board of Education GO	0.000%	12/1/21	905	901
	Chicago Board of Education GO	5.000%	12/1/21	3,395	3,485
	Chicago Board of Education GO	5.000%	12/1/21	13,860	14,227
	Chicago Board of Education GO	5.000%	12/1/21	2,500	2,566
	Chicago Board of Education GO	5.000%	12/1/21	400	411
[8]	Chicago Board of Education GO	0.000%	12/1/22	535	528
[11,12]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,830
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,197
	Chicago Board of Education GO	5.000%	12/1/22	535	570
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,460
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,574
	Chicago Board of Education GO	5.000%	12/1/22	790	842
	Chicago Board of Education GO	5.000%	12/1/22	250	266
[8]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,389
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,251
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,567
	Chicago Board of Education GO	5.000%	12/1/23	835	920
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,196
[9]	Chicago Board of Education GO	5.500%	12/1/23	470	526
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,445	1,385
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,570	1,505
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,134
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,465
	Chicago Board of Education GO	5.000%	12/1/24	10,000	11,343
[4]	Chicago Board of Education GO	5.000%	12/1/24	5,700	6,538
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,776
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,304
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,750	2,580
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,235	3,036
[4]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,315
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,905
[9]	Chicago Board of Education GO	5.500%	12/1/25	125	150
	Chicago Board of Education GO	0.000%	12/1/26	14,705	13,237
[8]	Chicago Board of Education GO	0.000%	12/1/26	510	467
[8,12]	Chicago Board of Education GO	0.000%	12/1/26	95	87
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,484
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,514
[12,13]	Chicago Board of Education GO	5.500%	12/1/26	525	623
	Chicago Board of Education GO	7.000%	12/1/26	10,000	12,522

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Chicago Board of Education GO	0.000%	12/1/27	155	138
	Chicago Board of Education GO	4.000%	12/1/27	5,125	5,861
	Chicago Board of Education GO	5.000%	12/1/27	1,635	1,971
[8]	Chicago Board of Education GO	0.000%	12/1/28	175	150
[8,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,862
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,825
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,607
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,941
	Chicago IL GO	0.000%	1/1/22	1,350	1,337
	Chicago IL GO	5.000%	1/1/22	5,295	5,437
	Chicago IL GO	5.000%	1/1/22	275	282
	Chicago IL GO	4.000%	1/1/23	100	102
	Chicago IL GO	5.000%	1/1/23	12,860	13,733
	Chicago IL GO	5.000%	1/1/23	250	267
	Chicago IL GO	5.000%	1/1/23	770	822
[8]	Chicago IL GO	0.000%	1/1/24	1,000	966
	Chicago IL GO	5.000%	1/1/24	5,675	6,280
	Chicago IL GO	5.000%	1/1/24	500	553
	Chicago IL GO	5.000%	1/1/24	2,450	2,516
	Chicago IL GO	5.000%	1/1/24	300	332
	Chicago IL GO	5.000%	1/1/25	12,420	14,166
	Chicago IL GO	5.000%	1/1/25	3,100	3,536
	Chicago IL GO	5.000%	1/1/25	450	462
	Chicago IL GO	0.000%	1/1/26	300	273
[8]	Chicago IL GO	0.000%	1/1/26	30	28
	Chicago IL GO	5.000%	1/1/26	160	181
	Chicago IL GO	5.000%	1/1/26	8,300	9,675
	Chicago IL GO	5.000%	1/1/26	2,000	2,050
	Chicago IL GO	5.000%	1/1/26	425	467
	Chicago IL GO	5.000%	1/1/26	2,750	3,119
	Chicago IL GO	5.000%	1/1/27	7,625	9,081
	Chicago IL GO	5.125%	1/1/27	3,155	3,579
[8]	Chicago IL GO	0.000%	1/1/28	100	87
	Chicago IL GO	5.250%	1/1/28	1,000	1,098
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	6,087
	Chicago IL Motor Fuel Sales Tax Revenue	5.000%	1/1/26	500	530
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,580	1,671
[2,6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.180%	5/6/21	36,295	36,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	2,815	2,899
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,526
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,408
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,472
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	2,079
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,248
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,996
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,225
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,589
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,148
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	4,074
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,426
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,205
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	3,022
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	225	252
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,317
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	742
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,644
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	535
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,199
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,966
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,534
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,406
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,674
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,082
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,787
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	17,898
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	797
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	2,090	2,098
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,515	2,770
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,000	1,153

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	400	461
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	136
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	350	361
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	539
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	974
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,981
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,192
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,600	1,650
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	800	825
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,440	1,485
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	900	971
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,551
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,289
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,251
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,082
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,449
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,649
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,859
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	5,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,575	1,767
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,676
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	874
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,993
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	590	687
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	250
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,293
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,391
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	414
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	200	215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	145	178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	412
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,499
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,431
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	9,700	10,010
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	1,325	1,367
	Chicago Park District GO	5.000%	1/1/22	125	129
	Chicago Park District GO	5.000%	1/1/22	400	411
	Chicago Park District GO	5.000%	1/1/22	1,000	1,028
	Chicago Park District GO	5.000%	1/1/23	790	812
	Chicago Park District GO	5.000%	1/1/23	500	535
	Chicago Park District GO	5.000%	1/1/23	400	428
	Chicago Park District GO	5.000%	1/1/23	1,265	1,354
	Chicago Park District GO	5.000%	1/1/24	550	612
	Chicago Park District GO	5.000%	11/15/24	680	779
	Chicago Park District GO	5.000%	1/1/25	625	717
	Chicago Park District GO	5.000%	1/1/25	315	349
	Chicago Park District GO	5.000%	1/1/25	300	332
[1]	Chicago Park District GO	5.000%	1/1/25	200	230
	Chicago Park District GO	5.000%	11/15/25	1,430	1,683
	Chicago Park District GO	5.000%	1/1/26	1,000	1,181
	Chicago Park District GO	5.000%	1/1/26	325	334
	Chicago Park District GO	5.000%	1/1/26	535	591
[1]	Chicago Park District GO	5.000%	1/1/26	550	650
	Chicago Park District GO	5.000%	11/15/26	1,500	1,812
	Chicago Park District GO	5.000%	1/1/27	925	1,087
[1]	Chicago Park District GO	5.000%	1/1/27	650	788
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,239
	Chicago Park District GO	5.000%	1/1/29	1,350	1,477
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,180	1,184
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,840	1,846
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,417
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,621

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	9,205	10,070
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,470
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,755
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,420
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,625	3,083
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	4,415	5,186
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,500	1,762
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,660
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.000%	12/1/21	9,820	10,097
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,280	1,318
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,961
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	2,059
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	5,740	6,934
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	6,817
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,259
	Cook County IL GO	3.000%	11/15/21	335	340
	Cook County IL GO	5.000%	11/15/21	500	513
	Cook County IL GO	5.000%	11/15/22	280	301
	Cook County IL GO	5.000%	11/15/22	4,780	5,133
	Cook County IL GO	5.000%	11/15/23	1,350	1,510
	Cook County IL GO	5.000%	11/15/24	1,475	1,708
	Cook County IL GO	5.250%	11/15/24	5,000	5,132
	Cook County IL GO	5.000%	11/15/25	1,195	1,425
	Cook County IL GO	5.250%	11/15/25	4,500	4,618
	Cook County IL GO	5.000%	11/15/26	3,900	4,784
	Cook County IL GO	5.000%	11/15/27	2,000	2,511
	Cook County IL GO	5.000%	11/15/28	2,220	2,845
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	269
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	280
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	291
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	300
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	617
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,266
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/28	1,250	1,614
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,632
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,840
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	4,392
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,844
	Elk Grove Village IL GO	3.000%	1/1/23	500	523
	Elk Grove Village IL GO	3.000%	1/1/24	550	585
	Elk Grove Village IL GO	3.000%	1/1/25	560	607
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,132
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.060%	5/5/21	35,300	35,300
	Illinois Finance Authority College & University Revenue	5.000%	9/1/21	240	243
	Illinois Finance Authority College & University Revenue	5.000%	10/1/21	380	387
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	845	851
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	440
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,291
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,020
[7]	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,903
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,746
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,403
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	287
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,950
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	954
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	891
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,513
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	119
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	307
[7]	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	6,500	7,701
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	362
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	815
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	276
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	617
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	360
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	632
	Illinois Finance Authority College & University Revenue VRDO	0.040%	5/5/21	5,110	5,110
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,200	1,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	375	376

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	180	180
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,000	2,023
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	5,510	5,584
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	507
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	975	990
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,127
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,025
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	350	361
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	135	134
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,153
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	935
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,670
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	287
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,730
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	917
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,513
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,323
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,060
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,055
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,326
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	743
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	398
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,697
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,073
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,773
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	538
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,432
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,086
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,521
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	656
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,106
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,213
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	832
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	554
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	138
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,789
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	715
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,721
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	904
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,872
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,601
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,706
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,908
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	576
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,939
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	695
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,910
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,883
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,366
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	895
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	147
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,185
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	2,065
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,884
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,198
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	5,219
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	655	806
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,196
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/26	1,000	1,015
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	303
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,217
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,247
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,743
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	716
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,912
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	600	744
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,646
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	24,883
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,746

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,625	3,155
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	11/26/21	5,705	5,705
[2,4,6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	5/6/21	4,480	4,480
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	25,200	25,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	22,755	22,755
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	22,940	22,940
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	28,125	28,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	700	709
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,061
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,663
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,176
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,057
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	5/1/26	1,125	1,125
	Illinois Finance Authority Lease Revenue	4.000%	12/15/21	2,000	2,047
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,062
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	1,010
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	838
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,201
	Illinois GO	4.875%	5/1/21	5,250	5,250
	Illinois GO	5.000%	5/1/21	12,000	12,000
	Illinois GO	5.000%	6/1/21	415	416
	Illinois GO	5.000%	6/1/21	5,000	5,017
	Illinois GO	5.000%	7/1/21	575	579
	Illinois GO	5.000%	8/1/21	2,475	2,503
	Illinois GO	5.000%	10/1/21	13,710	13,970
	Illinois GO	5.000%	10/1/21	7,940	8,090
	Illinois GO	5.000%	11/1/21	43,820	44,800
	Illinois GO	5.000%	12/1/21	8,375	8,598
	Illinois GO	5.000%	2/1/22	1,520	1,572
	Illinois GO	5.000%	2/1/22	2,200	2,275
	Illinois GO	4.000%	3/1/22	2,750	2,832
	Illinois GO	5.000%	4/1/22	3,400	3,542
	Illinois GO	5.000%	5/1/22	400	418
	Illinois GO	5.125%	5/1/22	4,750	4,972
	Illinois GO	5.000%	6/1/22	400	420
	Illinois GO	5.000%	7/1/22	4,440	4,674
	Illinois GO	5.000%	8/1/22	8,420	8,895
	Illinois GO	5.000%	10/1/22	4,250	4,521
	Illinois GO	5.000%	10/1/22	21,180	22,528
	Illinois GO	5.000%	11/1/22	8,200	8,752
	Illinois GO	5.000%	11/1/22	34,315	36,559
	Illinois GO	5.000%	12/1/22	1,000	1,071
	Illinois GO	5.000%	1/1/23	19,200	20,628
	Illinois GO	4.000%	2/1/23	1,700	1,803
	Illinois GO	5.000%	2/1/23	7,000	7,546
	Illinois GO	4.000%	3/1/23	4,000	4,253
	Illinois GO	5.000%	3/1/23	600	622
	Illinois GO	5.000%	4/1/23	225	244
	Illinois GO	5.250%	5/1/23	1,500	1,640
	Illinois GO	5.000%	8/1/23	490	538
	Illinois GO	5.000%	10/1/23	10,000	11,056
	Illinois GO	5.000%	10/1/23	5,000	5,528
	Illinois GO	5.000%	11/1/23	35,370	39,083
	Illinois GO	5.000%	11/1/23	1,990	2,206
	Illinois GO	5.000%	2/1/24	780	872
	Illinois GO	5.000%	3/1/24	2,500	2,802
	Illinois GO	5.000%	4/1/24	315	354
	Illinois GO	4.000%	5/1/24	175	192
	Illinois GO	5.000%	5/1/24	375	423
	Illinois GO	5.500%	5/1/24	375	428
	Illinois GO	5.000%	6/1/24	2,500	2,826
	Illinois GO	5.000%	8/1/24	6,870	7,247
	Illinois GO	5.000%	10/1/24	265	303
	Illinois GO	5.000%	10/1/24	5,000	5,714
	Illinois GO	5.000%	11/1/24	24,575	27,967
	Illinois GO	5.000%	2/1/25	3,545	4,094
	Illinois GO	5.000%	3/1/25	2,750	3,184

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	4/1/25	4,170	4,671
	Illinois GO	5.000%	5/1/25	280	315
	Illinois GO	5.000%	5/1/25	2,500	2,908
	Illinois GO	5.500%	5/1/25	3,000	3,549
	Illinois GO	6.000%	5/1/25	150	180
	Illinois GO	5.000%	8/1/25	3,295	3,476
	Illinois GO	5.000%	11/1/25	28,750	33,513
	Illinois GO	5.000%	1/1/26	3,580	4,236
	Illinois GO	5.000%	2/1/26	3,025	3,360
	Illinois GO	5.000%	2/1/26	3,000	3,556
[4]	Illinois GO	5.000%	3/1/26	1,125	1,166
	Illinois GO	5.000%	3/1/26	2,750	3,266
[4]	Illinois GO	5.000%	4/1/26	1,500	1,621
	Illinois GO	5.000%	5/1/26	6,550	7,335
	Illinois GO	5.500%	5/1/26	8,675	10,549
	Illinois GO	5.500%	7/1/26	750	826
	Illinois GO	5.000%	11/1/26	27,000	32,199
	Illinois GO	5.000%	11/1/26	2,750	3,309
	Illinois GO	5.000%	1/1/27	1,750	2,054
	Illinois GO	5.000%	1/1/27	370	381
	Illinois GO	5.000%	3/1/27	6,500	7,864
	Illinois GO	5.000%	4/1/27	2,000	2,229
	Illinois GO	5.000%	5/1/27	4,080	4,559
	Illinois GO	5.000%	11/1/27	3,935	4,770
	Illinois GO	5.000%	1/1/28	590	685
	Illinois GO	5.000%	1/1/28	5,715	5,881
	Illinois GO	4.000%	3/1/28	3,000	3,498
	Illinois GO	4.125%	3/1/28	315	324
	Illinois GO	5.000%	5/1/28	550	612
	Illinois GO	4.000%	1/1/29	215	220
	Illinois GO	4.000%	1/1/30	260	265
[2,6]	Illinois GO TOB VRDO	0.134%	5/7/21	1,275	1,275
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	1,055	1,068
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	10,680	11,724
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,021
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,894
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,200	3,457
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	12,849
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	18,234
	Illinois Sales Tax Revenue	4.000%	6/15/21	255	255
	Illinois Sales Tax Revenue	4.000%	6/15/21	1,615	1,621
	Illinois Sales Tax Revenue	5.000%	6/15/21	4,380	4,400
	Illinois Sales Tax Revenue	5.000%	6/15/21	3,790	3,808
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,609
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	84
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	106
	Illinois Sales Tax Revenue	5.000%	6/15/23	8,805	9,505
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,258
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	551
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	537
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,458
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,064
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,098
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	5,189
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,579
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	237
	Illinois Sales Tax Revenue	3.750%	6/15/25	170	170
	Illinois Sales Tax Revenue	5.000%	6/15/25	3,915	4,251
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	10,143
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,747
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	10,202
[8]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	452
	Illinois Sales Tax Revenue	4.000%	6/15/26	505	507
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,025	4,351
[8]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	155
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,197
[8]	Illinois Sales Tax Revenue	6.000%	6/15/27	2,940	3,773
	Illinois Sales Tax Revenue	4.000%	6/15/28	6,855	7,662
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,880

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/29	1,000	1,004
	Illinois Sales Tax Revenue	4.250%	6/15/30	475	476
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/21	1,050	1,054
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,463
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/21	485	484
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	1,405	1,387
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,706
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,906
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,130	1,054
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	2,960	2,686
[2,6]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	9,000	9,000
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	15,000	15,414
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,577
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	4,052
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,246
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	11,074
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	17,931
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	20,622
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,381
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	25,503
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	213
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	130
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	750	938
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	785	981
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	949
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	311
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,401
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,136
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	934
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	722
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	126
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	232
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	155
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	261
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	275
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	201
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	413
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	267
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	497
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	255
[4]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,589
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,460
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	606
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,871
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,267
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,427
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,895
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	5,109
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,173
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	2,510	2,498
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	170
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,535
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	546
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,171
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	192
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,170	10,231
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,885
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,185
[4,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,403
[12,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,808
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	6/15/21	16,775	16,769
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,168
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/22	875	932
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/26	32,990	34,470
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	11,325	11,803
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	4,470	4,592
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	5,105	5,245
[4]	Mundelein IL GO	4.000%	12/15/21	500	512

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mundelein IL GO	4.000%	12/15/23	500	544
[4]	Mundelein IL GO	4.000%	12/15/25	500	572
[4]	Mundelein IL GO	4.000%	12/15/26	500	584
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,825
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,819
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,779
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	128
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	209
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	185
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	582
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,736
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	650	796
[1,7]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	400
[1,7]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	407
[1,7]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	413
[1]	Peoria IL GO	4.000%	1/1/23	500	530
[1]	Peoria IL GO	4.000%	1/1/24	500	548
[1]	Peoria IL GO	4.000%	1/1/25	750	844
[1]	Peoria IL GO	4.000%	1/1/26	250	288
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/21	4,500	4,517
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.375%	6/1/21	870	873
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	16,959
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	22,679
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	38,035	44,426
[2,6]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	11,550	11,550
[2,6]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	9,000	9,000
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	118
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/21	615	625
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,256
	Romeoville IL GO	5.000%	12/30/25	3,315	3,963
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,015
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	8,963
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	9,134
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,073
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,295
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	259
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	267
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	254
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	321
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	756
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	898
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,439
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,869
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,512
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	12,054
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	6,333
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	770	897
	University of Illinois College & University Revenue	5.000%	4/1/24	600	650
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,195
	University of Illinois College & University Revenue	5.000%	4/1/27	250	271
	University of Illinois COP	5.000%	8/15/21	5,000	5,063
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	890
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	978
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,071
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,165
[1]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	534
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	849
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,737
[4]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,205
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,444
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,432
					2,151,869
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/21	1,505	1,519
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,224
	Ball State University College & University Revenue	5.000%	7/1/21	210	212
	Ball State University College & University Revenue	5.000%	7/1/21	500	504
	Ball State University College & University Revenue	5.000%	7/1/22	320	338
	Ball State University College & University Revenue	5.000%	7/1/22	250	264

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball State University College & University Revenue	5.000%	7/1/23	450	495
	Ball State University College & University Revenue	5.000%	7/1/23	660	726
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	229
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	407
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	414
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	420
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,863
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,944
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	2,024
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,110
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,168
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,285
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,366
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,465
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,487
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,817
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	853
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	880
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	901
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	927
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	946
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	485
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,038
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,602
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,816
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,396
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,704
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,218
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,720
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,381
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,476
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,570
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	436
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	356
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	352
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	302
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	299
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	214
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	235
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	218
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	408
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	307
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	340	389
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	1,500	1,493
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/21	250	253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,380	2,389
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	563
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	512
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,620	2,693
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,500	2,570
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	266
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,661
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,131
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,422
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,588
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	774
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,252
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,265
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,425
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,205
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,885
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,157
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	480	502
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,788
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,204
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,330
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,238

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,424
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,459
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,353
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,862
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,682
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,845
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.650%	1/1/22	3,000	3,030
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.650%	1/1/22	3,000	3,030
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.650%	1/1/22	11,125	11,235
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	7/2/21	6,000	6,000
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	7/2/21	6,500	6,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	780
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.150%	6/1/21	4,000	4,000
[2,6]	Indiana Finance Authority Revenue TOB VRDO	0.210%	5/6/21	19,205	19,205
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	1,680	1,714
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,069
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/21	380	388
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	11,116
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	31,435	31,685
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	495	498
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,925	1,955
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,092
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	2,011
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	955
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	901
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,210
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,270
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	277
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	620
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	8,795	8,795
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,900	3,147
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	5/3/21	13,675	13,675
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,375
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	627
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	18,054
	Indiana University College & University Revenue	5.000%	6/1/21	3,500	3,513
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	4,004
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,560	1,864
[2]	Indianapolis IN Local or Guaranteed Housing Revenue VRDO	0.040%	5/6/21	13,825	13,825
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	893
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,097
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	562
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,275
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	702
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	2,191
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	981
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,160
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,961
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	7,900	9,691
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	2,096
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	8,424
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	9,952
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	10,145
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	14,286
[2,4,6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.130%	5/6/21	4,750	4,750
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,427
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	7,065
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,510
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,865
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	603
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	461
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	936
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	372
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	420
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	286
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	370

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	300	375
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	380
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	423
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	435
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	367
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	430	491
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	757
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	753
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,105
	Purdue University College & University Revenue	5.000%	7/1/25	500	597
	Purdue University College & University Revenue	5.000%	7/1/26	500	616
	Purdue University College & University Revenue	5.000%	7/1/26	1,110	1,273
	Purdue University College & University Revenue VRDO	0.050%	5/5/21	6,600	6,600
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,275	1,314
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	915
	Rockport IN Industrial Revenue PUT	2.050%	6/1/21	2,100	2,103
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	405
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	232
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	280	308
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	334
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	311
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	629
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	486
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,248
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,085	1,284
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	807
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	573
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	474
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	618
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	582
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,359
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	940
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,463
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	766
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,579
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,632
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,780
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,668
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,389
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,190
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,594
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,615
					473,777
Iowa (0.3%)
	Des Moines IA GO	5.000%	6/1/24	6,335	7,254
	Des Moines IA GO	5.000%	6/1/25	5,670	6,731
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,084
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,095
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,980
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,200
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	98
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	454
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	2.875%	5/15/49	3,000	3,031
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	7,475	7,622
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	16,535
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,892
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,900	4,292
[3]	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) PUT, 70% of 1M USD LIBOR + 0.350%	0.429%	10/1/21	3,750	3,751
	Iowa Finance Authority Water Revenue	5.000%	8/1/21	9,505	9,618
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	355
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	379
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	407
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	611
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,300
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	465
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/21	400	409
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	451
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	529

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,678
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	2,500	2,501
	Xenia Rural Water District Water Revenue	5.000%	12/1/21	320	328
	Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,790
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	499
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	647
					96,986
Kansas (0.4%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,661
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,727
[6,8]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,872
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	526
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	645
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,200
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,249
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,109
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	833
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	500
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	255	295
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,217
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.381%	9/1/21	7,580	7,587
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	7,047
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/24	2,895	3,306
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/25	3,035	3,590
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/26	3,185	3,883
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/27	3,355	4,203
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/28	3,515	4,507
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	9,048
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,444
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/21	17,635	17,635
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	3,961
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	18,484
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	17,956
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,169
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	601
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	615
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	357
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	271
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	279
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	618
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,194
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	1,038
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,620
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/21	575	584
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,331
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	7,079
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/21	400	406
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	335
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,658
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,774
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	2,086
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	180	187
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	300	326
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	300	339
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,111
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,064
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	1,032
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,318
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,461
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	823
					162,161
Kentucky (1.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,305
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	257
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	812
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	334
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	744
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	328

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,054
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,873
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,298
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,282
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/21	555	557
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,502
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/22	785	809
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	539
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	9,367
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	2,116
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	696
[7]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,414
[7]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,420
[7]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,267
[7]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,780
[7]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,220
[7]	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,250
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	174
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	241
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,150	1,150
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	911
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,066
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,320
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,510
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,705
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,958
[1,2,6]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.100%	5/6/21	5,105	5,105
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,500	1,504
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,742
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,176
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,604
	Kentucky Economic Development Finance Authority Resource Recovery Revenue PUT	0.150%	6/1/21	1,000	1,000
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/21	6,085	6,174
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,666
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	275
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	107
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/21	1,120	1,136
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,482
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	938
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	3,100
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/21	470	480
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	338
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	654
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,924
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,508
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	561
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	947
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,256
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	358
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	124,075	136,042
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	100,980	112,606
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	30,785	34,700
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,095	28,311
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	56,280	64,996
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	100	118
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,703
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106)	5.000%	10/1/26	1,000	1,107
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/21	15,885	16,071
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	16,017
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,781
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,560
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	413
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,552
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	1,049
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,920
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,913
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	239
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	2,017
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,428

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	617
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/21	1,000	1,024
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,608
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,227
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,733
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,388
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	5,135
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,987
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,660
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,881
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,826
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,854
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	908
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,600	3,067
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	206
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	510
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/26	7,330	7,517
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,405	1,421
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,979
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,500	22,715
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	30,219
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,433
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,394
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,510
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/22	1,955	2,003
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,484
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,790
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	1,027
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,320
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,099
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,200
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,226
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	5,066
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	2,030
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,281
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,000	6,090
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,328
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	245	256
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	267
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	379
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	345
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	831
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	618
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,561
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	681
					695,538
Louisiana (1.6%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	409
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	126
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	933
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	748
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,190
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,778
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	14,000	14,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	29,670	29,670
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	3,300	3,300
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	125
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	152
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	986
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,483
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	193
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,277
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,632
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,360
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,190	2,708
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,360
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	495
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	190
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	8,172

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	500	576
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	677
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	265
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	592
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	488
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/21	1,010	1,034
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,288
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	335
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	625
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	598
	Lafayette LA Utilities Multiple Utility Revenue	5.000%	11/1/26	7,210	7,722
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	6,500	6,501
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	21,300	21,334
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,750	6,761
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,802
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,770
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,406
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,665	1,966
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,520	19,450
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,602
	Louisiana GO	5.000%	5/1/22	10,320	10,819
	Louisiana GO	5.000%	5/1/22	2,800	2,935
	Louisiana GO	5.000%	9/1/22	4,000	4,258
	Louisiana GO	5.000%	10/1/23	11,640	12,985
	Louisiana GO	5.000%	10/1/24	12,240	14,194
	Louisiana GO	5.000%	10/1/25	12,865	15,437
	Louisiana GO	5.000%	10/1/26	6,750	8,351
	Louisiana GO	5.000%	3/1/28	9,065	11,621
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	24,345
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,228
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,539
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,625	3,025
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,550	3,041
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,550	4,364
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	225	229
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	389
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	761
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,293
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,253
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,037
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,107
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,614
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,358
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,517
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,733
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,930	1,967
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,597
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,556
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	5,034
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	5,116
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,752
	Louisiana Miscellaneous Taxes Revenue	5.000%	6/15/21	1,185	1,191
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,049
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,668

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,906
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,521
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,699
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,703
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,204
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	618
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	450	451
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	360	363
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,700	1,726
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,655	3,711
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	367
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	306
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,082
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	434
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,740
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,535
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,293
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,936
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,988
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,711
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,783
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	515
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,232
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,660
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	547
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	6,181
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	509
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	29,212
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	200	200
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	722
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	722
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	847
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,562
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/21	5,000	5,018
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,368
[2,6]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	10,400	10,400
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	115
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	416
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/22	135	139
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	161
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	224
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	116
	New Orleans LA GO	5.000%	12/1/21	1,260	1,295
	New Orleans LA GO	5.000%	12/1/22	700	752
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,676
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,275
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	955
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,395
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	15,210
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,625	14,053
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	14,630	15,300
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	9,100	9,294
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	11,200	11,543
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,590	20,318
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	2,500	2,622
					570,073
Maine (0.1%)
	Maine GO	5.000%	6/1/22	10,205	10,742
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	775
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/21	3,930	3,960
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,425	1,503
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,275	3,604
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,740	3,132

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	500	565
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	668
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	200	201
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	365
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	439
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	691
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,201
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	352
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	750	869
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	608
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	520	644
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	780
[2,6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	3,900	3,900
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	665
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	863
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	1,000	1,187
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/26	1,165	1,422
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	1,101
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	1,151
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	915
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	989
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,887
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	2,030	2,169
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	2,730	2,929
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	1,350	1,600
					51,877
Maryland (2.5%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,324
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,555
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,694
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,472
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,774
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,640
	Baltimore County MD GO	5.000%	3/1/24	500	567
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,270
	Baltimore County MD GO	5.000%	3/1/25	900	1,060
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,355
	Baltimore County MD GO, Prere.	5.000%	8/1/22	3,000	3,182
	Baltimore MD GO	5.000%	10/15/21	10,400	10,629
[2,6]	Baltimore MD Project Water Revenue TOB VRDO	0.120%	5/6/21	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/21	520	524
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/22	500	528
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/23	525	579
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/21	350	352
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	418
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	563
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	861
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	773
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	182
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	102
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	165	167
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	140
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	183
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/21	300	302
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/21	750	756
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	581
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	375	396
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	606
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	359
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	706
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	50	59
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	613
	Charles County MD GO	5.000%	10/1/23	3,400	3,795
	Charles County MD GO	5.000%	10/1/24	3,575	4,150
	Charles County MD GO	5.000%	10/1/28	4,370	5,703
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	347
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,636
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,214
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	5,250	5,322

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/24	4,400	5,083
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	6,679
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,815	2,019
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,115	10,003
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/21	7,930	8,168
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	40,454
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	11,030
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	19,362
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,636
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,125	2,450
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,525	11,412
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	30,041
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,999
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,380	4,164
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	19,773
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	22,959
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	11,825
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,259
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/21	700	702
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,246
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,449
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/21	1,640	1,645
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,593
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,663
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,704
	Maryland GO	4.000%	8/1/21	6,450	6,511
	Maryland GO	5.000%	8/1/21	30,450	30,812
	Maryland GO	5.000%	8/1/21	32,110	32,492
	Maryland GO	5.000%	8/1/23	27,695	30,708
	Maryland GO	5.000%	3/15/24	18,320	20,837
	Maryland GO	5.000%	8/1/24	10,025	11,569
	Maryland GO	5.000%	3/1/25	3,000	3,532
	Maryland GO	5.000%	3/15/25	4,580	5,399
	Maryland GO	5.000%	3/15/25	32,130	37,878
	Maryland GO	2.750%	8/1/25	590	623
	Maryland GO	4.000%	8/1/25	16,630	19,161
	Maryland GO	5.000%	8/1/25	2,900	3,463
	Maryland GO	5.000%	8/1/25	5,095	6,085
	Maryland GO	5.000%	3/1/26	12,500	15,202
	Maryland GO	5.000%	6/1/26	1,150	1,313
	Maryland GO	5.000%	8/1/26	5,000	6,159
	Maryland GO	5.000%	3/1/27	10,000	12,524
	Maryland GO	5.000%	8/1/27	6,525	8,263
	Maryland GO	5.000%	8/1/27	7,745	9,808
	Maryland GO	5.000%	3/15/28	8,420	10,830
	Maryland GO, Prere.	4.000%	8/1/21	22,770	22,985
	Maryland GO, Prere.	5.000%	3/1/23	23,060	25,111
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.060%	5/5/21	6,475	6,475
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	1,015	1,021
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,220	2,236
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	650	655
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,785	1,809
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	865	872
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	366
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	710
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,722
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	525
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,882
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	292
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	383
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,338
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,626
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	398
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	172
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	414

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	541
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	842
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	192
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,349
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	225
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,531
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,615
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	158
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	160
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,613
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,267
[2,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	11,020	11,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/21	7,045	7,098
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,274
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/21	5,790	5,835
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,729
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	719
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,309
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/26	8,510	10,446
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	8,836
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	7,878
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	5,049
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	12,850
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,170
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,202
	Montgomery County MD GO	0.090%	5/5/21	22,500	22,500
	Montgomery County MD GO	5.000%	11/1/21	22,680	23,228
	Montgomery County MD GO	5.000%	12/1/21	10,000	10,283
	Montgomery County MD GO	5.000%	12/1/22	8,650	9,318
	Montgomery County MD GO	5.000%	11/1/24	5,275	6,142
	Montgomery County MD GO	5.000%	10/1/25	3,815	4,585
	Montgomery County MD GO	4.000%	11/1/25	6,195	7,191
	Montgomery County MD GO	5.000%	10/1/26	6,500	8,061
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,321
	Prince George's County MD GO	5.000%	7/15/21	2,800	2,827
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,299
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,602
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,615
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	791
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	681
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,216
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	2,018
	University System of Maryland College & University Revenue	5.000%	4/1/29	4,895	6,424
	Westminster MD College & University Revenue	5.000%	11/1/21	1,840	1,877
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,067
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,266
					892,522
Massachusetts (2.3%)
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	692
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	546
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	571
	Boston Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	1,013
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	268
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	223
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	295
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	392
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	264
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	256
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	404
	Boston Water & Sewer Commission Water Revenue	5.000%	11/1/25	6,490	7,822
	Brookline MA GO	4.000%	2/15/26	3,950	4,619
	Brookline MA GO	4.000%	2/15/27	6,025	7,209
	Brookline MA GO	4.000%	2/15/28	5,670	6,920
	Cambridge MA GO	5.000%	2/15/23	4,105	4,461
	Cambridge MA GO	5.000%	2/15/24	4,050	4,590
	Cambridge MA GO	5.000%	2/15/25	4,090	4,811
	Cambridge MA GO	5.000%	2/15/26	3,040	3,698
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	334
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,440

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	22,837
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	40,788
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	11,837
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	7,577
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	8,864
[9]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	8,414
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	9,099
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,220
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	29,406
	Commonwealth of Massachusetts GO	5.000%	5/1/27	3,445	4,332
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	8,205
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,969
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	33,034
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	4,500	4,553
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	15,801
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,417
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,755
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,729
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,580
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	32,845
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,018
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	2,011
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,417
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	2,000	2,456
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,410	5,570
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,000	2,584
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.060%	5/5/21	9,645	9,645
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/26	1,055	1,155
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	12,044
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/21	4,630	4,685
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,815	5,755
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/21	550	554
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	250	254
[15]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/21	200	204
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	3,285	3,385
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	1,725	1,777
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,815	2,965
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	850	895
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	424
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,694
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	933
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	4,090
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,818
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	399
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	618
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,766
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,353
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	667
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,657
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	8,015
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,772
	Massachusetts Development Finance Agency College & University Revenue PUT	1.450%	7/1/21	5,910	5,922
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,534
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,111
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	7/1/21	1,035	1,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,200	3,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,425	1,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,500	3,527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,705	5,748
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,440	1,450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	5,035	5,073

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,025	1,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	750	755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	525	529
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	280	282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,095	1,109
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,328
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	1/1/22	1,040	1,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	783
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,653
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,780	1,878
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,800	1,896
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	527
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,223
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,045
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	197
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	3,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	3,058
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	269
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,983
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	243
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,699
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	288
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,257
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	923
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,858
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,643
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,745
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	800
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	284
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	546
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,988
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,344
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	12,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	250	263
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	370
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	727
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	11,846
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	393
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	652
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,676

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	1/27/22	5,000	5,005
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	2,071
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	673
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,495
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	1,000	1,003
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,756
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	11,300	11,300
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	3,790	3,793
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,935
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	3,130	3,300
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	1,730	1,828
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	1,475	1,542
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,275	1,390
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	3,280	3,701
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	834
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,719
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, 70% of 1M USD LIBOR + 0.350%	0.431%	6/1/21	2,000	2,000
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.390%	12/1/21	2,000	2,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	800	800
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Revenue PUT, 70% of 1M USD LIBOR + 0.380%	0.461%	9/1/21	3,750	3,751
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,500	1,585
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,184
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,220
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,743
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	16,236
	Massachusetts State College Building Authority College & University Revenue, ETM	5.000%	5/1/21	5,495	5,495
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,535	8,808
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,349
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,941
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	8,252
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	2,205	2,577
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	38,025	41,019
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.050%	5/5/21	27,600	27,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/21	4,120	4,169
	Massachusetts Water Resources Authority Water Revenue VRDO	0.070%	5/5/21	6,900	6,900
	Sharon MA GO	5.000%	2/15/23	615	668
	Sharon MA GO	5.000%	2/15/24	875	991
	Sharon MA GO	5.000%	2/15/25	770	905
	Sharon MA GO	5.000%	2/15/26	865	1,050
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	14,028
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	9,135
	Waltham MA GO	5.000%	5/1/22	1,295	1,358
	Worcester MA GO	5.000%	2/15/28	4,935	6,312
	Worcester MA GO	5.000%	2/15/29	4,670	6,087
					847,613
Michigan (2.5%)
[16]	Allen Park Public School District GO	5.000%	11/1/26	335	403
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,481
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,484
[16]	Brighton MI Area School District GO	5.000%	5/1/24	160	182
[16]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,771
[16]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	5,285
[16]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,261
[16]	Byron Center Public Schools GO	5.000%	5/1/23	100	110
[16]	Byron Center Public Schools GO	5.000%	5/1/24	120	137
[16]	Byron Center Public Schools GO	5.000%	5/1/25	100	118
[16]	Byron Center Public Schools GO	5.000%	5/1/26	110	134
[16]	Byron Center Public Schools GO	5.000%	5/1/27	200	249
[16]	Chippewa Valley Schools GO	5.000%	5/1/22	450	472
[16]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,390
[16]	Chippewa Valley Schools GO	5.000%	5/1/23	575	630
[16]	Coopersville Area Public Schools GO	5.000%	5/1/21	2,325	2,325
[16]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	2,016
[16]	Detroit City School District GO	5.000%	5/1/23	2,115	2,216
[16]	Detroit City School District GO	5.000%	5/1/25	11,440	11,984
[16]	Detroit City School District GO	5.000%	5/1/26	8,155	8,540

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,276
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	596
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/21	395	398
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	494
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,362
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,131
[2,4,6,16]	Detroit MI City School District GO TOB VRDO	0.400%	5/6/21	3,775	3,775
	Detroit MI GO	5.000%	4/1/22	250	259
	Detroit MI GO	5.000%	4/1/23	315	337
	Detroit MI GO	5.000%	4/1/24	300	331
[8]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,588
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	5,000	5,041
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	759
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	812
[16]	East Lansing School District GO	5.000%	5/1/22	2,110	2,212
[16]	East Lansing School District GO	4.000%	5/1/23	390	420
[16]	East Lansing School District GO	4.000%	5/1/24	900	1,000
[16]	East Lansing School District GO	4.000%	5/1/26	530	622
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	2,066
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,873
[1,2,6]	Eastern Michigan University College & University Revenue PUT VRDO	0.100%	5/6/21	17,200	17,200
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,869
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,829
[7]	Forest Hills Public Schools GO	4.000%	5/1/23	850	915
[7]	Forest Hills Public Schools GO	4.000%	5/1/24	900	1,000
[7]	Forest Hills Public Schools GO	4.000%	5/1/25	575	657
[7]	Forest Hills Public Schools GO	4.000%	5/1/26	675	790
[7]	Forest Hills Public Schools GO	4.000%	5/1/27	625	746
[7]	Forest Hills Public Schools GO	4.000%	5/1/28	500	607
[16]	Fremont Public Schools GO	5.000%	5/1/23	430	470
[16]	Fremont Public Schools GO	5.000%	5/1/24	470	535
[16]	Fremont Public Schools GO	5.000%	5/1/25	730	860
[16]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	939
[16]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	2,029
[4]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,937
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,145
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,973
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,500	2,962
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	1,996
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,340
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,793
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,460
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	4,125
[16]	Holt Public Schools GO	5.000%	5/1/22	275	288
[16]	Holt Public Schools GO	5.000%	5/1/23	460	503
[16]	Holt Public Schools GO	5.000%	5/1/24	500	569
[16]	Holt Public Schools GO	5.000%	5/1/25	710	839
[16]	Holt Public Schools GO	5.000%	5/1/26	900	1,097
[16]	Hudsonville Public Schools GO	5.000%	5/1/22	260	272
[16]	Hudsonville Public Schools GO	5.000%	5/1/23	300	329
[16]	Hudsonville Public Schools GO	5.000%	5/1/25	340	401
[16]	Hudsonville Public Schools GO	5.000%	5/1/27	1,100	1,377
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	793
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,643
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,380
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,435
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,521
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	376
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	500	501
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	565	592
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	635	695
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	550	622
	Kalamazoo Public Schools GO	4.000%	5/1/26	655	763
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	748
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	278
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	574
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	3,120	3,248
[16]	Lake Orion Community School District GO	5.000%	5/1/24	525	598
[16]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,657

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/21	250	250
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	359
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	375
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	430
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	445
[16]	Lansing School District GO	4.000%	5/1/21	375	375
[16]	Lansing School District GO	4.000%	5/1/22	340	353
[16]	Lansing School District GO	5.000%	5/1/23	435	476
[16]	Lansing School District GO	5.000%	5/1/24	350	398
[16]	Lansing School District GO	5.000%	5/1/25	435	513
[16]	Lansing School District GO	5.000%	5/1/26	425	516
[4,16]	Lincoln Consolidated School District GO	5.000%	5/1/21	1,000	1,000
[4,16]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,866
[1]	Livonia Public Schools GO	5.000%	5/1/21	2,000	2,000
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,721
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,256
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,350	1,641
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/21	710	715
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,459
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,425
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	614
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,383
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	26,266
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,895	7,169
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	119
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	263
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	577
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	600	601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,580	3,621
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,600	1,641
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,875	1,922
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	5,000	5,140
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,850	1,902
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	613
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	945	991
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,647
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,133
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,327
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	6,221
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,581
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,860
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,371
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,388
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	580
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,268
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	592
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,542
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,468
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	599
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	5,108
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	717
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,160
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,480
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,883
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,730
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,918
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	19,784
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	20,991
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	25,955
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	5,000	5,017
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	6,643
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.100%	12/1/34	14,310	14,310
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, 68% of 1M USD LIBOR + 0.400%	0.475%	10/15/21	14,280	14,263
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.540%	2/1/22	2,500	2,502
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	8/9/21	4,000	4,000
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	16,500	16,748

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	5,500	5,603
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/21	1,105	1,109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,051
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	1,020	1,049
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	525	535
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,377
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	13,191
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	721
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	155
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	11,219
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	772
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	222
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	942
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	506
[16]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,553
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,219
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	361
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	608
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	623
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	800	1,017
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	10,000	10,076
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	3,000	3,023
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,110
	Michigan Finance Authority Tobacco Settlement Funded Revenue	3.000%	6/1/21	555	556
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	567
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	859
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,406
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,274
[2,6]	Michigan Finance Authority Trinity Health Corp. Health, Hospital, Nurshing Home Revenue TOB VRDO	0.090%	5/6/21	8,800	8,800
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	16,260	16,384
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	2,500	2,519
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	1,000	1,008
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,583
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	5,000	6,355
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	150	195
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	766
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,509
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/25	2,000	2,361
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,877
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.120%	5/3/21	3,500	3,500
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,028
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,076
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,544
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	2,065
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	5,175
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,851
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,938
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,272
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	17,289
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,674
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,354
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,325	1,326
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	610	610
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	4,820	5,137
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	7,350	7,900
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	18,215	20,310
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	12,120	13,428
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	22,930	25,062
	Michigan State University College & University Revenue	5.000%	2/15/24	330	373
	Michigan State University College & University Revenue	5.000%	8/15/24	445	513
	Michigan State University College & University Revenue	5.000%	2/15/25	1,000	1,171
	Michigan State University College & University Revenue	5.000%	2/15/25	430	504
	Michigan State University College & University Revenue	5.000%	8/15/25	500	596
	Michigan State University College & University Revenue	5.000%	2/15/26	3,000	3,629
	Michigan State University College & University Revenue	5.000%	2/15/26	450	544
	Michigan State University College & University Revenue	5.000%	8/15/26	500	614
	Michigan State University College & University Revenue	5.000%	8/15/26	3,250	3,990
	Michigan State University College & University Revenue	5.000%	8/15/27	200	252

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	5.000%	8/15/27	5,120	6,458
	Michigan State University College & University Revenue	5.000%	2/15/28	145	185
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	14,990	15,049
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	2,000	2,008
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,492
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,542
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	841
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	181
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	248
[16]	Milan Area Schools GO	5.000%	5/1/22	500	523
[16]	Milan Area Schools GO	5.000%	5/1/23	585	637
[16]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,842
[16]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,423
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	721
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,189
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,692
[16]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,314
	Northville Public Schools GO	4.000%	5/1/22	240	249
	Northville Public Schools GO	4.000%	5/1/23	350	375
	Northville Public Schools GO	5.000%	5/1/24	300	342
	Northville Public Schools GO	5.000%	5/1/25	350	412
	Northville Public Schools GO	5.000%	5/1/26	410	498
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,336
	Oakland University College & University Revenue	5.000%	3/1/23	495	533
[2]	Oakland University College & University Revenue VRDO	0.060%	5/5/21	15,370	15,370
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,551
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,933
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,966
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	7,004
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,643
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,876
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,576
	Rochester Community School District GO	5.000%	5/1/21	4,100	4,100
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,730
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,339
[16]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,095
	Royal Oak School District GO	5.000%	5/1/21	715	715
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	220
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	484
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	852
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,209
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,239
[16]	Saline Area Schools Historic Preservation Foundation GO	2.000%	5/1/21	1,100	1,100
[16]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	792
[16]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/24	1,000	1,142
[16]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	1,035
[4]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	5/6/21	5,665	5,665
[4]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	5/6/21	10,300	10,300
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,853
[3]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.340%	4/1/22	11,960	11,968
	University of Michigan College & University Revenue VRDO	0.050%	5/6/21	10,140	10,140
[2,6]	University of Michigan MI College & University Revenue TOB VRDO	0.090%	5/6/21	8,000	8,000
[16]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,283
[16]	Walled Lake Consolidated School District GO	4.000%	5/1/26	275	321
[16]	Walled Lake Consolidated School District GO	4.000%	5/1/27	325	387
[1]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,213
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,350	4,059
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,413
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	719
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	4,900	5,035
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	553
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,404
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,521
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	954
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,988
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	578
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	2,550	2,968
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	1,055	1,228
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,225

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	901
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,850
[16]	Wayne-Westland Community Schools GO	4.000%	11/1/21	785	800
[16]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	311
	Western Michigan University College & University Revenue	5.000%	11/15/21	1,055	1,081
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	149
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	229
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	221
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	236
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	289
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	639
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	189
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	592
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	193
[4,7]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	510
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/21	1,710	1,710
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,813
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,766
					900,098
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	551
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	446
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	432
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	474
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,663
	Maple Grove MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/21	550	550
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,205
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,400
	Metropolitan Council GO	5.000%	9/1/22	6,370	6,769
	Metropolitan Council GO	5.000%	3/1/25	6,200	7,305
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,651
	Metropolitan Council GO	5.000%	12/1/25	2,530	3,058
	Minneapolis MN GO	5.000%	12/1/21	2,485	2,555
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,221
	Minneapolis MN GO	4.000%	12/1/24	1,665	1,884
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	550	564
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	214
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	600	615
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	708
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,712
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	951
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,219
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,982
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,345
	Minneapolis Special School District No. 1 GO	5.000%	2/1/24	2,370	2,678
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,090	1,124
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	250	258
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,915
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	329
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,414
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	1,065	1,196
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	253
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,163
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,245	1,493
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,235	1,520
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,307
	Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	2,993
	Minnesota GO	5.000%	8/1/21	500	506
	Minnesota GO	5.000%	8/1/23	1,025	1,137
	Minnesota GO	5.000%	8/1/23	5,295	5,872
	Minnesota GO	5.000%	8/1/24	3,290	3,798
	Minnesota GO	5.000%	8/1/24	2,620	3,024
	Minnesota GO	5.000%	8/1/24	19,660	22,694
	Minnesota GO	5.000%	8/1/24	10,300	11,890
	Minnesota GO	4.000%	10/1/24	14,225	15,512
	Minnesota GO	5.000%	8/1/25	14,710	17,595
	Minnesota GO	5.000%	8/1/25	11,205	13,402
	Minnesota GO	5.000%	8/1/25	1,995	2,386
	Minnesota GO	5.000%	8/1/26	4,345	4,999

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota GO, Prere.	4.000%	10/1/21	600	610
Minnesota GO, Prere.	5.000%	10/1/21	8,250	8,415
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	511
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	279
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	297
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	367
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,750
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,308
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	600
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,550
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,570	3,849
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,300	4,689
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	9,210	10,306
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,900	5,426
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,945	6,486
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	10,350	10,350
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	587	605
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,239
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,783
Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	3,202
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,195	1,212
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,669
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,114
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	520	533
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	723
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	873
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	921
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	802
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,177
University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,708
University of Minnesota College & University Revenue	5.000%	9/1/24	1,740	2,013
University of Minnesota College & University Revenue	5.000%	10/1/24	1,880	2,182
University of Minnesota College & University Revenue	5.000%	10/1/25	2,085	2,506
University of Minnesota College & University Revenue	5.000%	12/1/25	7,365	8,901
University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	4,019
Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,851
				275,758
Mississippi (0.7%)
DeSoto County MS GO	5.000%	11/1/22	1,035	1,109
DeSoto County MS GO	5.000%	11/1/23	645	722
DeSoto County MS GO	5.000%	11/1/24	685	796
DeSoto County MS GO	5.000%	11/1/25	1,435	1,725
DeSoto County MS GO	5.000%	11/1/26	1,510	1,871
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,165	1,171
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,086
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,690
Harrison County School District GO	4.000%	6/1/24	1,250	1,387
Harrison County School District GO	4.000%	6/1/25	2,175	2,473
Mission Economic Development Corp. Industrial Revenue VRDO	0.060%	5/5/21	23,960	23,960
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	5/3/21	2,800	2,800
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	5/3/21	2,705	2,705
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	5/3/21	5,300	5,300
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	5/3/21	43,300	43,300
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	5/3/21	24,350	24,350
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	5/5/21	18,295	18,295
Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	1,000
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,199
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,200	4,713
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,850	6,805
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,782
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,287
Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,848
Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,364
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,513
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,340	4,396
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	550
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,828
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	805
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	711

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	853
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/22	550	567
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	479
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,797
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,501
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,587
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	8,190
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/21	1,170	1,192
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,714
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,165
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,205	1,382
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,279
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,771
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	233
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	662
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	830
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/24	500	575
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,778
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/23	275	296
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/24	400	449
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	610
					235,451
Missouri (1.2%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,418
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,643
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	574
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	358
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	776
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,442
	Brentwood MO COP	4.000%	10/1/24	225	251
	Brentwood MO COP	4.000%	10/1/25	210	240
	Brentwood MO COP	4.000%	10/1/26	215	248
	Brentwood MO COP	4.000%	10/1/27	270	311
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	615
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	824
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	585	591
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,778
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	459
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,900
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	657
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,623
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	486
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,339
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	4,315
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	4,411
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,750
	Franklin County MO COP	3.000%	11/1/21	200	203
	Franklin County MO COP	3.000%	4/1/22	450	461
	Franklin County MO COP	3.000%	11/1/22	205	213
	Franklin County MO COP	3.000%	4/1/23	925	971
	Franklin County MO COP	3.000%	11/1/23	430	457
	Franklin County MO COP	3.000%	4/1/24	475	509
	Franklin County MO COP	3.000%	11/1/24	440	477
	Franklin County MO COP	4.000%	4/1/25	990	1,118
	Franklin County MO COP	4.000%	11/1/25	455	521
	Franklin County MO COP	4.000%	4/1/26	1,035	1,193
	Franklin County MO COP	4.000%	11/1/26	475	554
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,739
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	60,000	69,945
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	80,000	101,653
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,534
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,372
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,465	2,868
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,555
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,538
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,171

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,132
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,300	1,325
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,305	1,331
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,420
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,505
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	436
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	400	469
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,606
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/28	2,215	2,794
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,805
[6]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	270	272
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,255	1,487
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,434
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,420
[2,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	27,955	27,955
[2,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	4,170	4,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	270	273
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	384
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,484
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,655
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	536
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,283
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	829
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	229
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,237
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,241
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	580
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,753
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	454
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	599
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,481
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	668
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	925
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	674
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	713
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	190
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	3,316
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,136
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	650	832
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,199
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	658
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	868
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	570
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,600	18,872
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/5/21	6,000	6,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	20,450	20,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	22,580	22,580
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/22	4,375	4,512
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,131
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,189
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,149
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/21	1,400	1,405
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/21	1,860	1,911
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,455	3,632
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,864
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	420
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,100	1,121
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	203
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	235
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,874
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,711
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	205	209
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	806
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/21	1,535	1,578

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,083
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	264
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,697
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,822
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,819
					421,485
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,977
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	539
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	578
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	606
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	792
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	669
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,125
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	616
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	880
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	443
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,486
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	210
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	675
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,241
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	368
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,402
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	443
					40,050
Multiple States (1.5%)
[3,6,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.270%	5/7/21	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.410%	5/3/21	29,150	29,150
[2,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	5/6/21	112,500	112,500
[2,6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.120%	5/6/21	4,400	4,400
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.410%	5/3/21	50,500	50,500
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	5/6/21	153,400	153,400
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	5/6/21	150,400	150,400
[2,6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.160%	5/6/21	35,500	35,500
					541,450
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,348
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,458
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	235
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	63
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,873
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	637
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	105,420	119,896
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,130
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	990	1,135
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,205
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/26	2,230	2,725
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/27	2,015	2,521
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,936
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	145
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	115
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	980
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,302
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,070
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	7,006
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/43	100	101
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,535	1,629
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	3,830	4,071
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	17,770	17,770
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,122
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/21	3,200	3,224
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,434
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	634
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	634
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,966
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	397
	Nebraska Public Power District Electric Power & Light Revenue	4.000%	1/1/27	55	56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	4,044
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	962
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,000	1,005
	Omaha NE GO	5.000%	1/15/25	375	439
	Omaha NE GO	5.000%	1/15/26	500	604
	Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,515
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/22	4,890	5,040
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,928
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	6,164
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,741
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	3,088
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,025
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,798
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/21	1,335	1,345
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,479
					222,995
Nevada (1.0%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	838
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	857
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/21	1,865	1,879
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,917
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,238
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	4,014
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,314
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,715	1,965
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,563
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,370	6,378
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,865	12,087
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	29,150	35,716
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	286
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,563
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,811
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,194
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,155	1,373
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,380
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	3,000	3,023
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/21	625	630
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,230
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,240
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,580	25,215
	Clark County School District GO	5.000%	6/15/21	7,110	7,149
[4]	Clark County School District GO	5.000%	6/15/21	3,390	3,408
	Clark County School District GO	5.000%	6/15/21	1,120	1,126
	Clark County School District GO	5.000%	6/15/21	4,515	4,539
[4]	Clark County School District GO	3.000%	6/15/22	375	386
[4]	Clark County School District GO	5.000%	6/15/22	3,555	3,743
	Clark County School District GO	5.000%	6/15/22	555	584
	Clark County School District GO	5.000%	6/15/22	5,530	5,822
	Clark County School District GO	5.000%	6/15/22	1,255	1,321
[4]	Clark County School District GO	3.000%	6/15/23	365	386
	Clark County School District GO	5.000%	6/15/23	7,835	8,613
[4]	Clark County School District GO	5.000%	6/15/23	3,735	4,106
[4]	Clark County School District GO	5.000%	6/15/23	3,695	4,062
	Clark County School District GO	5.000%	6/15/23	5,820	6,398
	Clark County School District GO	5.000%	6/15/23	1,760	1,894
[4]	Clark County School District GO	3.000%	6/15/24	350	378
[4]	Clark County School District GO	4.000%	6/15/24	3,625	3,955
	Clark County School District GO	5.000%	6/15/24	3,505	4,001
	Clark County School District GO	5.000%	6/15/24	8,230	9,394
[4]	Clark County School District GO	5.000%	6/15/24	7,840	8,962
[4]	Clark County School District GO	5.000%	6/15/24	3,880	4,435
	Clark County School District GO	5.000%	6/15/24	2,415	2,757
[4]	Clark County School District GO	3.000%	6/15/25	415	456
	Clark County School District GO	5.000%	6/15/25	3,890	4,585
	Clark County School District GO	5.000%	6/15/25	8,640	10,184
[4]	Clark County School District GO	5.000%	6/15/25	8,235	9,725
[4]	Clark County School District GO	5.000%	6/15/25	8,145	9,619
	Clark County School District GO	5.000%	6/15/25	1,705	2,010
	Clark County School District GO	5.000%	6/15/26	6,925	8,274

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/26	9,075	11,002
[4]	Clark County School District GO	5.000%	6/15/26	8,545	10,408
[4]	Clark County School District GO	5.000%	6/15/26	8,555	10,420
[4]	Clark County School District GO	5.000%	6/15/26	760	926
	Clark County School District GO	5.000%	6/15/26	100	121
	Clark County School District GO	5.000%	6/15/26	1,995	2,419
[4]	Clark County School District GO	5.000%	6/15/27	1,220	1,527
[4]	Clark County School District GO	5.000%	6/15/27	1,360	1,702
	Clark County School District GO	5.000%	6/15/27	1,115	1,384
	Clark County School District GO	5.000%	6/15/27	1,000	1,225
	Clark County School District GO	5.000%	6/15/29	780	918
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,442
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/21	1,200	1,208
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,643
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	262
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,482
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	895
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	836
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	701
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	692
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	177
[2,6]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.090%	5/6/21	5,000	5,000
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	296
	Las Vegas NV GO	5.000%	6/1/24	780	888
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	263
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	632
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,445	2,906
	Nevada GO	5.000%	8/1/25	2,315	2,761
	Nevada GO	5.000%	8/1/26	2,315	2,847
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	2,680	3,071
[2,6]	Nevada State Housing Division Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	12,500	12,500
	North Las Vegas NV	3.500%	6/1/21	120	120
	North Las Vegas NV	3.500%	6/1/22	155	158
	North Las Vegas NV	3.500%	6/1/23	125	130
	North Las Vegas NV	3.500%	6/1/24	125	132
	North Las Vegas NV	3.750%	6/1/25	150	162
	North Las Vegas NV	3.750%	6/1/26	185	202
[4]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,216
[4]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,494
[4]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,783
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	585
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	603
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	866
	Reno NV Sales Tax Revenue	5.000%	6/1/21	500	501
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/21	320	321
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	350
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	486
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	385
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	274
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	545
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,890	10,173
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	338
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	409
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	1,042
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	465
					372,277
New Hampshire (0.1%)
	Manchester NH General Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	6,820	7,033
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,727
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	308
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	250	290
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	290	334
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	300	342
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	5/3/21	5,000	5,000
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,142
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,250	1,274
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	597
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,179
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	987

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	441
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,533
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,857
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,171
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	2,032
					34,247
New Jersey (4.9%)
	Atlantic City NJ GO	5.000%	11/1/21	3,020	3,041
	Atlantic City NJ GO	5.000%	12/1/21	2,405	2,424
[1]	Atlantic City NJ GO	5.000%	3/1/23	600	647
[4]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,348
	Atlantic City NJ GO	5.000%	12/1/23	370	382
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	336
[4]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,454
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	924
[4]	Atlantic City NJ GO	5.000%	3/1/25	750	867
[4]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,326
[1]	Atlantic County NJ GO	3.000%	10/1/22	810	842
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,138
	Bergen County NJ BAN GO	2.000%	11/10/21	15,000	15,146
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,812
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,319
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,396
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,253	8,281
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,474
	Borough of Paramus NJ GO	1.000%	4/29/22	10,000	10,076
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	9,560	9,601
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	499
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	626
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,183
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	767
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	523
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	2.000%	11/11/21	12,500	12,623
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,201
[1]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,248
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,368
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	4,151
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,227
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,171
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	545
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	642
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,000	1,206
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	621
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	3,028
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	577
	Cedar Grove Township NJ BAN GO	2.000%	7/14/21	5,741	5,759
	Cherry Hill Township NJ BAN GO	2.000%	10/27/21	1,700	1,715
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,769
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,879
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,569
	East Hanover Township NJ BAN GO	1.500%	8/13/21	7,000	7,021
[4]	East Orange NJ GO	4.000%	9/15/26	525	614
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,594
[2]	Essex County Improvement Authority Recreational Revenue VRDO	0.060%	5/6/21	7,965	7,965
[1]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,174
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/21	2,800	2,821
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,292
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,161
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,446
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,189
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	4,396
	Gloucester County Pollution Control Financing Authority Industrial Revenue VRDO	0.030%	5/3/21	800	800
	Hackensack NJ BAN GO	1.500%	9/2/21	8,039	8,071
	Hoboken NJ BAN GO	1.000%	3/1/22	13,500	13,593

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	978
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,326
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,292
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,731
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,843
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,447
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,451
	Hudson County NJ GO	3.000%	11/15/27	4,530	5,136
	Hudson County NJ GO	3.000%	11/15/28	9,000	10,259
[2,6]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	5/6/21	6,975	6,975
	Jefferson Township NJ BAN GO	2.000%	6/18/21	4,260	4,267
	Mendham NJ GO	1.250%	5/5/22	3,500	3,535
	Morris County Improvement Authority Miscellaneous Revenue	4.000%	5/1/21	2,000	2,000
	Morris County NJ GO	3.000%	2/1/25	1,495	1,642
	Morris County NJ GO	3.000%	2/1/26	3,405	3,801
	Morris County NJ GO	3.000%	2/1/27	3,160	3,571
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/21	175	178
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	742
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	800
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	516
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	533
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,524
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	160	176
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	5,405	5,434
[8]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/21	1,255	1,253
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	150	150
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,153
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	862
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	65,370	68,814
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,216
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,527
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	90	95
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,585
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,513
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	7,025
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	17,576
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	126
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,736
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,790	1,943
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,770	2,018
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	160
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,924
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,645	1,891
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	11,345	12,306
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	400
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	276
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	18,312
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,650	2,873
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,550	6,339
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	16,163
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	671
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	18,724
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	5,555	6,016
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	307
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	507
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,411
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	629
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	500	565
[4]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/21	1,850	1,854
[4]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,062
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	3,064
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,284
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,298
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	8,268
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	13,344
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	13,822

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	27,283
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,441
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,344
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,460	2,540
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	390
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/21	2,000	2,011
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	1,000	1,023
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	931
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,394
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,673
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,561
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,000	5,777
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,941
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	580	665
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	220
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,358
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,646
[2,6]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	0.090%	5/6/21	7,500	7,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	518
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,210
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	2,081
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,097
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	1,125	1,169
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,300	1,350
	New Jersey Economic Development Authority Miscellaneous Revenue (Lawrenceville School Project) VRDO	0.040%	5/3/21	4,400	4,400
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	220
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/21	510	512
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	511
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,609
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,556
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	440	443
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/21	655	660
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,398
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,955	4,370
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,090	1,246
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	228
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,981
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,498
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,095
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	435	512
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,458
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,665
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	3,011
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	819
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	165	200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	710
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,242
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	653
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	596
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,384
	New Jersey Educational Facilities Authority College & University Revenue	4.375%	7/1/41	10,000	10,068
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/21	500	504
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	771
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,105
	New Jersey GO	5.250%	8/1/22	510	542
	New Jersey GO	4.000%	6/1/23	19,680	21,205
	New Jersey GO	5.000%	6/1/24	15,000	17,127
	New Jersey GO	5.000%	6/1/25	15,000	17,712
	New Jersey GO	5.000%	6/1/26	21,710	26,353
	New Jersey GO	5.000%	6/1/27	33,745	42,069
	New Jersey GO	2.000%	6/1/28	17,990	19,032
	New Jersey GO	5.000%	6/1/28	26,650	34,008
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	14,765	14,765
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	7,430	7,430
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	2,110	2,150
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,598

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,894
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	3,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	2,130	2,142
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,120	2,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,540	2,559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,007
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	220	222
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,007
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,025	1,033
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	850	855
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,215	2,331
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	316
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,339
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	739
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,290
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,044
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	264
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,806
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	4,095	4,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,205
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,424
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	342
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,182
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,861
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,900	2,004
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,256
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	295
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,258
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,514
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,829
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,919
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	3,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,660
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,363
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,128
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	2,007
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	615	686
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,198
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	500	552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	17,631
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	14,012
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	1,000	1,000
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	8,540	8,540
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	7/1/21	3,550	3,574
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,847
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,185
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,895
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,265
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	10,555	10,916
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,425	2,439
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,695
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,148
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	15,555	17,582
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	12,605	14,046
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,644
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,400	3,414
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,015
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,029
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,441
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	6,159
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	13,262
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,735
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	784
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	812

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,176
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,767
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,628
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,436
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,946
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	10,521
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	8,178
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	13,892
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	5,080	5,108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	9,075	9,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	200	201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	970	1,000
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,829
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,051
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,904
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,216
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,529
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,881
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,877
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	8,273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	6,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,534
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/25	495	497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/25	1,000	1,006
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,975	1,895
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	16,728
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,997
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	1,565	1,468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,185	9,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	16,242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	31,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,275	8,726
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	180
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,415	1,257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,805	1,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.125%	6/15/29	150	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/30	3,565	3,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/31	5,455	5,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	1,035	1,041
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	3,405	3,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	12,550	12,618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/21	1,295	1,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	3,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	86
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	190	217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	250	263
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program) PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.260%	12/15/21	27,625	27,638
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,463
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,845	8,085
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,580
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,226
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	23,855
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,889
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	246
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	812
[11,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	795	739
[1,2,6]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.100%	5/7/21	6,720	6,720
[2,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	0.100%	5/7/21	19,335	19,335
[2,6]	New Jersey Transportation Trust Fund Authority Transportation System Appropriations Revenue TOB VRDO	0.100%	5/6/21	11,950	11,950
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	6,036
[9]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,577
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	6,060	7,377

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.120%	5/6/21	3,250	3,250
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	5/6/21	12,000	12,000
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.240%	5/6/21	4,000	4,000
[2,6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.250%	5/6/21	6,665	6,665
[3]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.561%	1/1/22	3,495	3,499
[3]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.561%	1/1/22	4,530	4,536
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,676
	Newark NJ GO	5.000%	10/1/21	230	234
	Newark NJ GO	5.000%	10/1/21	250	254
	Newark NJ GO	5.000%	10/1/22	850	899
	Newark NJ GO	5.000%	10/1/22	580	613
[4]	Newark NJ GO	5.000%	10/1/23	1,000	1,104
[4]	Newark NJ GO	5.000%	10/1/23	275	304
[4]	Newark NJ GO	5.000%	10/1/24	1,000	1,143
[4]	Newark NJ GO	5.000%	10/1/24	325	371
[4]	Newark NJ GO	5.000%	10/1/25	1,000	1,177
[4]	Newark NJ GO	5.000%	10/1/25	300	353
[4]	Newark NJ GO	5.000%	10/1/26	1,750	2,115
[4]	Newark NJ GO	5.000%	10/1/27	1,000	1,234
[4]	Newark NJ GO	5.000%	10/1/28	2,000	2,509
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,653
	Ocean City NJ GO	4.000%	9/15/26	2,805	3,306
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,566
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,349
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	850	869
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,552
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	955
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	1,043
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	562
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	634
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	215	247
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,342
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,817
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,640
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,141
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,795	3,808
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,676
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,313
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	9,423
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	13,087
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,816
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,545	13,888
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,902
	Township of Lyndhurst NJ GO	0.750%	9/8/21	4,000	4,007
	Township of Mount Laurel NJ BAN GO	1.000%	2/18/22	4,835	4,866
	Township of Readington NJ GO	1.000%	4/28/22	7,175	7,232
[4]	Trenton NJ GO	4.000%	7/15/22	2,080	2,173
[4]	Trenton NJ GO	4.000%	7/15/23	1,555	1,683
[4]	Trenton NJ GO	5.000%	8/1/23	705	778
[4]	Trenton NJ GO	5.000%	8/1/24	695	795
[4]	Trenton NJ GO	5.000%	8/1/25	1,650	1,948
[4]	Trenton NJ GO	2.000%	7/15/26	2,135	2,261
[4]	Trenton NJ GO	2.000%	7/15/27	1,080	1,144
[4]	Trenton NJ GO	2.000%	7/15/28	1,090	1,151
[4]	Union City NJ GO	2.250%	8/1/26	500	528
	Union County NJ GO	5.000%	2/15/22	6,275	6,515
[7]	Union Township Board of Education GO	5.000%	1/1/23	555	598
[7]	Union Township Board of Education GO	5.000%	1/1/24	555	622
[7]	Union Township Board of Education GO	5.000%	1/1/25	550	639
[7]	Union Township Board of Education GO	5.000%	1/1/26	525	629
[7]	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,287
[7]	Union Township Board of Education GO	5.000%	1/1/28	1,035	1,305
[7]	Union Township Board of Education GO	5.000%	1/1/29	1,010	1,300
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,312
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,526
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,579
	Verona Township NJ BAN GO	4.000%	10/29/21	7,994	8,140
[4]	Vineland NJ GO	3.000%	10/1/27	1,225	1,379
[4]	Vineland NJ GO	3.000%	10/1/28	585	652

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,879
					1,760,942
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	239
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	981
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	166
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	650	720
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	144
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	500	576
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	210	250
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	153
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	501
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	375	481
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,955
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	44,126
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,579
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	10,912
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	1,845	2,118
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,110	1,318
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	121
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,750
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	4,147
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,765	2,162
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/27	2,715	3,412
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	14,324
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	115	115
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,640	1,659
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	235
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	326
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	563
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	580
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,379
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	750	913
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,615	11,358
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	10,755	10,755
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,100	90,141
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,268
	Santa Fe County NM GO	4.000%	7/1/25	1,625	1,867
	Santa Fe County NM GO	4.000%	7/1/27	1,100	1,319
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	300
					219,913
New York (16.1%)
	Albany County NY GO	5.000%	11/1/22	965	1,032
	Albany NY GO BAN	3.000%	3/25/22	30,000	30,758
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/21	500	509
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,057
[4]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,141
	Battery Park City Authority Miscellaneous Revenue VRDO	0.060%	5/6/21	54,100	54,100
	Beacon NY BAN GO	1.750%	6/30/21	8,000	8,017
	Brighton Central School District BAN GO	1.500%	6/24/21	5,000	5,009
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	530
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	600	660
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/21	1,400	1,406
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,394
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	4,071
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,415
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,511
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,250	5,173
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,843
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	904
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,235
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	3,244
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	365	368
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,355	1,379
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,105	2,389
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	450	526
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	401
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/21	1,000	1,003

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	945
	Build NYC Resource Corp. Miscellaneous Revenue	3.250%	8/1/28	460	482
	Burnt Hills-Ballston Lake Central School District BAN GO	2.000%	6/24/21	10,000	10,023
	Copiague Union Free School District GO	2.000%	6/24/21	9,000	9,022
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,054
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,195
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/21	425	427
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	901
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	541
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,520
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	353
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	604
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	669
	East Islip Union Free School District BAN GO	2.000%	7/1/21	10,000	10,028
	East Meadow Union Free School District GO	1.500%	6/25/21	14,000	14,027
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	860
	Fayetteville-Manlius Central School District BAN GO	1.500%	7/22/21	6,000	6,017
	Garden City NY GO	1.000%	2/18/22	10,500	10,574
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	0.070%	5/6/21	12,500	12,500
	Grand Island NY BAN GO	1.500%	10/8/21	12,000	12,067
	Half Hollow Hills Central School District GO	3.000%	6/25/21	25,000	25,101
	Hempstead NY BAN GO	1.250%	12/15/21	20,800	20,808
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	374
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	861
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	430	433
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/21	250	252
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	277
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,564
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	300
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	327
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,829
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	354
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	382
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	409
	Huntington Union Free School District GO	1.500%	6/25/21	8,000	8,015
	Islip Union Free School District GO	1.500%	6/25/21	9,500	9,517
	Ithaca City School District BAN GO	1.750%	7/16/21	10,000	10,028
	Lindenhurst Union Free School District GO	3.000%	6/25/21	13,000	13,051
	Liverpool Central School District BAN GO	2.000%	6/25/21	15,000	15,038
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	223
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	750	798
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	2,065	2,197
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/24	750	867
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,750	18,980
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	12,362
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,215
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	478
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	49,146
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	45,875	45,977
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	1,295	1,316
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	792
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/21	175	180
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	145
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	511
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	925
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	278
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,359
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,717
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	1,270	1,577
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	88,665	92,202
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	6/1/22	4,555	4,555
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,275	1,369
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	858
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	407

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,360	3,603
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,342
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,071
[2,6]	Metropolitan Transportation Authority NY Transit Revenue TOB VRDO	0.120%	5/7/21	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	0.070%	5/6/21	19,570	19,570
	Metropolitan Transportation Authority Transit Revenue	5.000%	5/15/21	1,235	1,237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	555	569
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	310	318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	600	615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	145	149
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	338
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	338
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,596
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,790
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,329
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,807
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	214
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,513
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	37,810	42,225
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,515	1,692
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	670
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,015	5,367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	592
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,450
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	37,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,833
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	2,147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	17,098
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,936
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,680	3,210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	3,162
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	25,440	30,473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,275	1,527
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,870
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	21,430	22,832
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,942
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	559
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	9,075	11,153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	307
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,429
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,415	1,775
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,944
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	31,478
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,075	3,266
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,811
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,025	4,275
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	970	1,010
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	2,075	2,078
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	33,925	33,976
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	60,800	61,733
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	28,395	29,164
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	93,025	97,530
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	15,705	16,680
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	61,230	66,140
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	42,760	45,609
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	22,020	24,870
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	22,955
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	28,590	32,816
[3]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.727%	7/1/21	36,555	36,547
[3]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of 1M USD LIBOR + 0.650%	0.727%	7/1/21	3,810	3,809
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	2/1/25	9,500	9,381
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/15/22	11,575	11,513
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	3/1/22	14,750	14,721
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	5/3/21	6,100	6,100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	5/6/21	41,460	41,460
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	15,465	15,465
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	15,254	15,255
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	3,110	3,110
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	8,745	8,744
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	0.807%	4/1/26	2,500	2,498
	Middletown City School District BAN GO	1.500%	12/2/21	12,500	12,593
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	115
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	328
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	605
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	621
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,613
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,997
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	856
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	476
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	745	751
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,360
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	507
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,039
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,212
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,228
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	535
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	500	612
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	502
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	1,026
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	240	246
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	257
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	373
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	900	1,036
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	593
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,105	1,344
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,244
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	565
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,865	1,879
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	580	584
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	527
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	604
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,420
	Nassau County NY GO	5.000%	1/1/22	9,745	10,053
	Nassau County NY GO	5.000%	4/1/24	1,000	1,137
[4]	Nassau County NY GO	5.000%	7/1/25	1,860	2,209
[4]	Nassau County NY GO	5.000%	7/1/26	1,000	1,226
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	8,105	8,105
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/7/21	16,610	16,610
	New Rochelle NY GO BAN	1.000%	2/24/22	6,000	6,043
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	343
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	508
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	831
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,517
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,843
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,764
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,951
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,675	3,308
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,996
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	6,007
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,468
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	27,305	27,305
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.700%	7/1/21	3,570	3,575
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,349
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,262

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,803
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,635
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	13,065	13,912
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	6,545	6,549
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	15,525	15,661
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,773
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	44,399
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,619
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,997
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,708
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	8,275	8,303
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	20,560	20,560
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	28,775	28,775
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	24,500	24,500
	New York City Housing Development Corp. Local or Guaranteed Housing Rvenue PUT	0.230%	4/29/22	1,000	1,000
	New York City Housing Development Corp. Local or Guaranteed Housing Rvenue PUT	0.700%	7/1/25	5,000	4,988
[2]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.030%	5/3/21	2,000	2,000
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	714
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	676
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	703
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,853
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,579
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	1,500	1,933
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,750
[2,6]	New York City NY GO TOB VRDO	0.060%	5/3/21	31,135	31,135
[2]	New York City NY Municipal Water Finance Authority Water Revenue VRDO	0.040%	5/3/21	7,505	7,505
[2,6]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.090%	5/6/21	3,270	3,270
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,135	1,306
[2,6]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.080%	5/6/21	58,925	58,925
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	1,520	1,535
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,854
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	993
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	9,015	9,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	7,990	8,183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,482
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,500	9,883
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,699
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	15,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	564
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	2,000	2,460
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,325	10,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	14,866
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	9,425	11,676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	10,995
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,734
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,523
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	837
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	15,874
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	16,858
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,539
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	6,347
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	840
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,452
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,562
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	32,379
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,862
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,864
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	11,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	8,750	8,754

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,403
[2,6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	5/6/21	3,085	3,085
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	17,900	17,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	400	400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	5/5/21	9,300	9,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	5/6/21	28,405	28,405
[2,6]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.060%	5/3/21	25,100	25,100
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,750	2,137
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	23,407
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	4,000	4,917
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	20,046
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	6,480	8,039
	New York City Water & Sewer System Water Revenue VRDO	0.020%	5/3/21	300	300
	New York City Water & Sewer System Water Revenue VRDO	0.030%	5/3/21	41,325	41,325
	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	4,425	4,425
	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	12,380	12,380
	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	7,725	7,725
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	13,900	13,900
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	10,890	10,890
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	3,075	3,075
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/6/21	9,865	9,865
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/21	2,825	2,891
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,786
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	578
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,500	5,114
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,040	1,182
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	160	187
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,454
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	991
[2,6]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.140%	5/6/21	13,330	13,330
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,139
[2,6]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.130%	5/6/21	27,435	27,435
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	6,000	6,609
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	2,570	2,791
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	185	190
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	8,325	8,944
	New York NY GO	5.000%	8/1/21	12,195	12,339
	New York NY GO	5.000%	8/1/21	17,280	17,485
	New York NY GO	5.000%	8/1/21	10,000	10,118
	New York NY GO	5.000%	8/1/21	6,240	6,314
	New York NY GO	5.000%	8/1/21	5,890	5,960
	New York NY GO	5.000%	8/1/21	11,990	12,132
	New York NY GO	5.000%	8/1/21	9,150	9,258
	New York NY GO	5.000%	8/1/21	2,025	2,049
	New York NY GO	5.000%	8/1/21	310	314
	New York NY GO	5.000%	8/1/21	19,590	19,822
	New York NY GO	5.000%	8/1/22	14,715	15,608
	New York NY GO	5.000%	8/1/22	7,685	8,151
	New York NY GO	5.000%	8/1/22	1,510	1,602
	New York NY GO	5.000%	8/1/22	41,005	43,492
	New York NY GO	5.000%	8/1/22	4,050	4,296
	New York NY GO	5.000%	8/1/22	12,980	13,767
	New York NY GO	5.000%	8/1/22	6,165	6,539
	New York NY GO	5.000%	8/1/22	5,085	5,393
	New York NY GO	5.000%	8/1/22	23,580	25,010
	New York NY GO	4.000%	8/1/23	1,500	1,514
	New York NY GO	5.000%	8/1/23	1,025	1,111
	New York NY GO	5.000%	8/1/23	2,455	2,717
	New York NY GO	5.000%	8/1/23	10,030	11,100
	New York NY GO	5.000%	8/1/23	20,105	22,249
	New York NY GO	5.000%	8/1/23	14,930	16,522
	New York NY GO	5.000%	8/1/23	31,445	34,799
	New York NY GO	5.000%	8/1/23	21,030	23,273
	New York NY GO	5.000%	8/1/23	1,050	1,162
	New York NY GO	5.000%	8/1/23	890	985
	New York NY GO	5.000%	12/1/23	1,000	1,122
	New York NY GO	5.000%	8/1/24	250	287
	New York NY GO	5.000%	8/1/24	5,565	6,395

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/24	6,330	7,274
	New York NY GO	5.000%	8/1/24	32,670	37,540
	New York NY GO	5.000%	8/1/24	1,215	1,396
	New York NY GO	5.000%	8/1/24	3,335	3,832
	New York NY GO	5.000%	8/1/24	200	230
	New York NY GO	5.000%	8/1/24	44,605	51,255
	New York NY GO	5.000%	8/1/24	1,695	1,874
	New York NY GO	5.000%	8/1/24	1,550	1,715
	New York NY GO	5.000%	8/1/25	1,745	2,043
	New York NY GO	5.000%	8/1/25	22,630	26,879
	New York NY GO	5.000%	8/1/25	49,430	58,710
	New York NY GO	5.000%	8/1/25	2,300	2,732
	New York NY GO	5.000%	8/1/25	1,615	1,918
	New York NY GO	5.000%	8/1/25	1,755	1,940
	New York NY GO	5.000%	8/1/25	4,010	4,433
	New York NY GO	5.000%	8/1/25	3,320	3,943
	New York NY GO	5.000%	8/1/25	3,000	3,563
	New York NY GO	5.000%	8/1/26	3,425	4,201
	New York NY GO	5.000%	8/1/26	5,575	6,838
	New York NY GO	5.000%	8/1/26	100	104
	New York NY GO	5.000%	8/1/26	100	119
	New York NY GO	5.000%	8/1/26	1,070	1,312
	New York NY GO	5.000%	8/1/26	3,000	3,679
	New York NY GO	5.000%	8/1/26	28,065	34,421
	New York NY GO	5.000%	8/1/26	1,400	1,717
	New York NY GO	5.000%	8/1/26	13,000	15,944
	New York NY GO	5.000%	8/1/26	3,260	3,998
	New York NY GO	5.000%	8/1/26	1,590	1,687
	New York NY GO	5.000%	8/1/26	400	424
	New York NY GO	5.000%	4/1/27	2,280	2,835
	New York NY GO	5.000%	8/1/27	5,985	6,202
	New York NY GO	5.000%	8/1/27	1,350	1,653
	New York NY GO	5.000%	8/1/27	30,000	37,616
	New York NY GO	5.000%	8/1/27	46,000	57,678
	New York NY GO	5.000%	8/1/27	5,065	6,351
	New York NY GO	5.000%	4/1/28	1,500	1,908
	New York NY GO	5.000%	8/1/28	1,000	1,104
	New York NY GO	5.000%	8/1/28	22,500	28,833
	New York NY GO	5.000%	8/1/28	2,725	3,492
	New York NY GO	5.000%	8/1/30	450	546
	New York NY GO	5.000%	8/1/30	525	601
	New York NY GO PUT	5.000%	2/1/24	30,000	32,945
	New York NY GO PUT	5.000%	12/1/25	2,000	2,354
[2,6]	New York NY GO TOB VRDO	0.090%	5/6/21	6,665	6,665
[2,6]	New York NY GO TOB VRDO	0.090%	5/6/21	8,500	8,500
	New York NY GO VRDO	0.020%	5/3/21	7,035	7,035
	New York NY GO VRDO	0.030%	5/3/21	7,760	7,760
	New York NY GO VRDO	0.040%	5/3/21	8,425	8,425
	New York NY GO VRDO	0.040%	5/3/21	52,100	52,100
	New York NY GO VRDO	0.040%	5/3/21	13,500	13,500
	New York NY GO VRDO	0.040%	5/3/21	23,075	23,075
	New York NY GO VRDO	0.210%	5/3/21	21,000	21,000
	New York NY GO VRDO	0.220%	5/3/21	5,050	5,050
	New York NY GO VRDO	0.220%	5/3/21	7,050	7,050
[2]	New York NY GO VRDO	0.060%	5/5/21	15,300	15,300
	New York NY GO VRDO	0.060%	5/6/21	21,590	21,590
[2]	New York NY GO VRDO	0.060%	5/6/21	3,050	3,050
[2]	New York NY GO VRDO	0.060%	5/6/21	19,900	19,900
[2]	New York NY GO VRDO	0.080%	5/6/21	1,245	1,245
[2,6]	New York NY GO VRDO	0.090%	5/6/21	4,720	4,720
[2]	New York NY GO VRDO	0.060%	5/7/21	24,560	24,560
	New York NY GO, ETM	5.000%	8/1/21	15	15
	New York NY GO, ETM	5.000%	8/1/21	3,690	3,733
	New York NY GO, ETM	5.000%	8/1/21	3,410	3,450
	New York NY GO, Prere.	5.000%	8/1/22	9,990	10,597
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,061
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,502
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,675
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	8,986

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	7,263
	New York State Dormitory Authority Appropriations Revenue	4.000%	5/15/28	200	207
[2]	New York State Dormitory Authority Appropriations Revenue VRDO	0.060%	5/6/21	25,660	25,660
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	2,265	2,281
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	245	247
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	994
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	469
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,305
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,450
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	274
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,927
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	802
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	228
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,296
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,377
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	372
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	3,053
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,355	12,735
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	590	691
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	3,057
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,859
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,520	1,770
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,400	2,834
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	243
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/21	1,060	1,068
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	600	632
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,256
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,219
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	995
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	153
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,605	3,174
	New York State Dormitory Authority College & University Revenue VRDO	0.050%	5/6/21	11,600	11,600
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	5/6/21	31,075	31,075
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	2,555	2,555
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	3,400	3,425
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	100	101
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	1,200	1,220
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,554
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,042
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,063
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	557
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	759
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,650
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,790	2,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,270
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	371
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,892
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	4,535	5,309
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	359
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	957
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	212
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	390	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,240	1,491
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	347
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,196
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	502
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,984
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	300	369
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	477
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	640	803
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,373
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	780	798
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,947
	New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/21	7,710	7,753
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	58,640	66,374
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	50,985	57,710
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	7,500	8,517

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	12,000	13,628
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	56,870	66,721
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,500	1,760
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	23,175	27,267
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,665	4,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,215	1,471
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	1,084
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	50,356
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	36,424
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40,000	48,565
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,158
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	6,127
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	919
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	3,100	3,859
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	980	1,220
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	33,838
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,000	1,224
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,636
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	38,276
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,385
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,815
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	16,872
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,436
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	691
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	19,710	25,147
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,725	1,759
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,019
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	557
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,317
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	20,468
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	12,127
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,851
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,556
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,818
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,937
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	8,238
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,786
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,529
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,000	3,420
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,671
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,908
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	3,174
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,298
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	5,497
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,772
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,954
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	4,173
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,887
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,400
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,502
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,443
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,073
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	4,989
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,591
[2,6]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	5/6/21	6,035	6,035
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	3,022
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	48,290
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	44,136
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,245	3,678
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,370
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	3,343
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,199
[2,6]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	3,365	3,365
[2,6]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	5/6/21	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,293
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	15,289

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,000	10,921
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	26,100
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	31,333
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,793
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,150	1,266
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,305
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	2,935	2,935
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/21	3,500	3,500
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	5/1/21	2,560	2,560
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	2,870	2,873
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	4,205	4,307
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,877
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	3,040	3,144
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,570	8,580
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,560
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	600	601
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,175	4,178
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	9,028
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,255
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,025	16,040
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,469
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,162
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,380
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,246
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,635
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,813
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,900
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	2,960	2,968
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	106
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	14,830	14,841
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	1,890	1,891
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	3,006
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	295
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,757
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	3,047
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	1,435	1,436
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	6,285	6,285
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	18,955	18,955
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	15,500	15,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	8,960	8,960
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	5/5/21	45,000	45,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	2,240	2,311
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	6,250	6,448
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	190	196
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	956
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,132
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,809
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	6,364
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	4,865	5,468
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	4,371
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	807
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,278
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/26	715	727
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	26,123
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,690
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	47,780
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,035	2,311
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	698
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	13,901
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,650	4,295
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	16,391
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	29,706
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	15,124
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,742

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	23,224
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	5/6/21	15,765	15,765
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	5,150	5,150
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	5,725	5,725
[2,6]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	5/6/21	11,605	11,605
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	19,800	19,800
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	8,150	8,150
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	411
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	615
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,250	1,491
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	675	828
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	875	1,122
	North Babylon Union Free School District BAN GO	1.500%	7/8/21	4,700	4,710
[2,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	5/6/21	11,300	11,300
[2,6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	5/6/21	27,000	27,000
	Oneida NY GO BAN	1.500%	3/31/22	17,541	17,753
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/22	315	323
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	352
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	384
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,144
	Oyster Bay NY GO	2.000%	3/1/22	950	962
[4]	Oyster Bay NY GO	2.000%	3/1/22	3,895	3,946
[4]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,786
	Oyster Bay NY GO	4.000%	3/1/23	850	904
	Oyster Bay NY GO	4.000%	3/1/24	850	936
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	1,067
[4]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,297
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	864
[4]	Oyster Bay NY GO	2.000%	3/1/26	4,945	5,181
[4]	Oyster Bay NY GO	4.000%	3/1/26	920	1,067
[4]	Oyster Bay NY GO	2.000%	3/1/27	5,045	5,287
[4]	Oyster Bay NY GO	4.000%	3/1/27	820	972
[4]	Oyster Bay NY GO	2.000%	3/1/28	5,145	5,378
[4]	Oyster Bay NY GO	4.000%	3/1/28	850	1,025
[4]	Oyster Bay NY GO	2.000%	3/1/29	5,250	5,430
	Port Authority of New York & New Jersey	0.140%	7/14/21	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	583
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	701
[2,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	5/6/21	8,290	8,290
[2,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	9,160	9,160
[2,6]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	8,475	8,475
	Sag Harbor Union Free School District GO	1.500%	6/24/21	6,500	6,512
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	19,665	20,096
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	620	716
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	660
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	520
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	828
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	607
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	640
	Schenectady NY BAN GO	2.000%	5/7/21	4,810	4,811
	South Glens Falls Central School District BAN GO	2.000%	7/23/21	20,000	20,073
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	10,120	10,192
[4]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,068
	Suffolk County NY GO	5.000%	11/1/21	7,405	7,560
[4]	Suffolk County NY GO	5.000%	5/15/22	10,310	10,797
	Suffolk County NY GO	5.000%	11/1/22	7,735	8,211
[4]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,867
[4]	Suffolk County NY GO	4.000%	10/15/24	4,640	5,190
[4]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,398
[4]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,423
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,693
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,887
[4]	Suffolk County NY GO	5.000%	5/15/26	7,850	9,499
[4]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,643
[4]	Suffolk County NY GO	5.000%	11/1/26	9,160	11,226
[4]	Suffolk County NY GO	5.000%	5/15/27	3,250	4,028
[4]	Suffolk County NY GO	5.000%	11/1/27	9,615	12,046
[4]	Suffolk County NY GO	5.000%	5/15/28	3,430	4,335

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Suffolk County NY GO	5.000%	11/1/28	1,670	2,131
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	468
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	913
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	832
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	227
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,130
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	9,156
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	533
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	545
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	3,500	4,450
[3]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.577%	11/15/21	5,705	5,707
[3]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	11/15/24	17,010	16,972
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,734
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,000	8,559
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	8,000	8,649
[2,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.090%	5/6/21	14,000	14,000
[2,6]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.120%	5/6/21	9,950	9,950
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	2/1/24	2,690	2,690
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/21	645	652
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	2,140	2,172
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,113
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,362
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,791
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,736
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,571
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,426
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	179
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,889
	Troy NY BAN GO	1.500%	2/4/22	16,000	16,145
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,090	2,427
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,560	4,576
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/21	4,115	4,127
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,199
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,953
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	11,015
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	6,055
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,530
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,125
	Vestal NY Central School District BAN GO	1.500%	7/29/21	5,700	5,719
	Webster NY BAN GO	1.750%	7/7/21	5,000	5,012
	West Babylon Union Free School District GO	1.500%	6/25/21	11,200	11,221
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,305	1,389
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,407
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	604
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	4,800	4,915
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,000	2,048
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,765
					5,828,198
North Carolina (1.0%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,212
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	236
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	435	529
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	757
	Buncombe County NC Appropriations Revenue	5.000%	6/1/21	6,070	6,092
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	316
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	165
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	155
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	367
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	157
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,100
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,272
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	508
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	724
	Charlotte NC GO	5.000%	7/1/27	1,990	2,283
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	11,770
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,799
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,275	4,420
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	141
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,098

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	753
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,504
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	24,979
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	12/1/21	21,000	21,004
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/22	375	388
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	718
	Guilford County NC GO	5.000%	3/1/25	18,880	22,244
	Guilford County NC GO	5.000%	5/1/25	10,390	12,312
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	312
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	405
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	496
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	430
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,225
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,000	1,260
	Mecklenburg County NC Appropriations Revenue	5.000%	10/1/21	4,100	4,183
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	3,200	3,261
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	1,020	1,087
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,323
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,441
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/21	125	127
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,585	9,265
	North Carolina Appropriations Revenue	5.000%	5/1/27	4,515	5,674
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	268
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	160
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	331
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	8,981
	North Carolina GO	5.000%	6/1/26	10,000	12,279
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,362
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	4,047
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	9,245
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	9,366
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	12,175	14,308
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	13,609
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	3,890	4,975
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	5,675	6,149
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	8,720	9,626
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,780	6,313
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	375	380
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,154
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	967
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	858
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	945	1,028
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,106
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,091
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	1,009
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,250	1,389
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,469
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	269
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	498
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	890	986
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,698
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	261
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	853
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	993
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,888
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	638
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	937
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	1,047
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	703
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	372
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	321
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,660
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	11/26/21	10,490	10,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	8,475	8,475
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,500	3,000
[2,6]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.090%	5/6/21	4,585	4,585
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,108
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	2,047
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,423
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,453
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	625
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	16,265	18,318
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.060%	5/5/21	7,840	7,840
[3]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.350%	0.427%	12/1/21	5,100	5,102
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	334
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	462
					375,455
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), ETM	5.000%	7/1/21	650	655
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,200	1,209
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	1,895	1,978
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.460%	2/1/22	2,500	2,501
	West Fargo ND GO	4.000%	5/1/23	500	537
	West Fargo ND GO	4.000%	5/1/25	350	398
	West Fargo ND GO	4.000%	5/1/26	500	581
	West Fargo ND GO	4.000%	5/1/27	425	493
					8,352
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,773
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,638
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	235
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	603
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	512
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	768
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	3,055	3,055
	Akron OH GO	5.000%	12/1/25	1,035	1,199
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	392
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	458
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	724
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	943
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,762
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	4,260	4,309
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	308
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	3,998
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	430
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,958
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	616
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	18,110
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,354
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	29,788
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,402
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	3,129
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	5,059
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	13,715	14,353
[2,6]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	5/6/21	3,750	3,750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,654
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	19,250	19,250
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,489
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,433
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	15,828
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,256
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,335
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	8,214
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,519
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	560
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	461
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	417
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	23,500	23,634
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,095	7,202
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,027
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	891

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,465
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	3,048
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	192
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	370
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,948
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	25,841
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,732
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,191
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,426
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,491
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	412
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	439
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	689
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,078
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,758
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	576
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,127
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,472
	Cincinnati OH GO	5.000%	12/1/22	300	323
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/21	335	343
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	450
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,802
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	453
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	551
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	240
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	328
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,248
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	3,270	3,369
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	450	464
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,990
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,205
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	3,810	4,280
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	590
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,614
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,178
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	1,000	1,032
	Cleveland OH GO	4.000%	12/1/21	400	409
	Cleveland OH GO	5.000%	12/1/21	2,895	2,975
	Cleveland OH GO	5.000%	12/1/22	3,595	3,866
	Cleveland OH GO	4.000%	12/1/24	300	338
	Cleveland OH GO	5.000%	12/1/24	1,000	1,162
	Cleveland OH GO	3.000%	12/1/25	190	211
	Cleveland OH GO	4.000%	12/1/25	700	809
	Cleveland OH GO	5.000%	12/1/25	410	492
	Cleveland OH GO	3.000%	12/1/26	680	765
	Cleveland OH GO	4.000%	12/1/26	800	943
	Cleveland OH GO	3.000%	12/1/27	1,480	1,679
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,688
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	283
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	271
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	217
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	255
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	335
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	312
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	230
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	229
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	269
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	207
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	262
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	350
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,055
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	176
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	154
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	194
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	224
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.070%	5/6/21	2,300	2,300
[1,7]	Cloverleaf Local School District COP	3.000%	12/1/23	360	384
[1,7]	Cloverleaf Local School District COP	3.000%	12/1/25	230	255
[1,7]	Cloverleaf Local School District COP	4.000%	12/1/26	270	318

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	Cloverleaf Local School District COP	4.000%	12/1/27	250	298
[1,7]	Cloverleaf Local School District COP	4.000%	12/1/28	220	266
	Columbus City School District GO	5.000%	12/1/24	100	116
	Columbus OH GO	5.000%	7/1/21	350	353
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	244
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	488
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	525
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	293
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	651
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,351
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	11
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,214
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,395
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	280
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,952
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	636
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,360	4,145
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,999
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,283
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,583
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,028
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/21	1,070	1,100
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,157
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,123
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	601
[2,6]	Cuyahoga OH COP TOB VRDO	0.160%	5/7/21	4,100	4,100
	Dublin OH GO	3.000%	12/1/23	1,025	1,098
	Fairborn City School District GO	4.000%	12/1/25	200	231
	Fairborn City School District GO	4.000%	12/1/27	175	210
	Fairborn City School District GO	4.000%	12/1/28	180	218
	Fairborn City School District GO	4.000%	12/1/29	175	215
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/6/21	3,635	3,635
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.000%	6/15/21	1,045	1,049
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	293
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	301
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	418
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	429
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	445
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	239
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	471
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,100
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,166
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,232
[3]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	11/15/21	7,500	7,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	3,350	3,350
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,404
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,713
	Hamilton City School District GO	5.000%	12/1/21	3,475	3,570
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	1,000	1,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	517
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	525
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,064
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,838
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	609
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	22,729
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	749
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,898
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/22	470	480
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,523
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,460
[2,6]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,499
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,091
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,800
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,985	3,705
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	9,393
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	697
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,311

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	2,038
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,178
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,863
[2,6]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.130%	5/6/21	20,080	20,080
	Kent State University College & University Revenue	5.000%	5/1/21	1,810	1,810
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,129
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,283
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,095	1,109
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,595	1,689
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	815	898
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	980	1,118
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	25,770	29,834
	Lebanon City School District GO	2.000%	12/1/21	125	126
	Lebanon City School District GO	2.000%	12/1/22	100	103
	Lebanon City School District GO	2.000%	12/1/23	170	178
	Lebanon City School District GO	3.000%	12/1/24	170	186
	Lebanon City School District GO	3.000%	12/1/25	170	189
[1]	Lorain OH GO	4.000%	12/1/22	300	316
[1]	Lorain OH GO	4.000%	12/1/24	250	279
[1]	Lorain OH GO	4.000%	12/1/26	350	409
[1]	Lorain OH GO	4.000%	12/1/27	350	416
[1]	Lorain OH GO	4.000%	12/1/28	280	337
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,390	2,435
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	102
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,190	5,286
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,605	5,705
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,055	1,073
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	240	244
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,355	4,429
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,545	1,568
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,095	3,174
[14]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,128
	Miami University OH College & University Revenue	5.000%	9/1/26	700	861
	Miami University OH College & University Revenue	5.000%	9/1/27	575	724
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	79
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	121
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	604
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	623
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	370
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	769
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	443
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	5,000	5,062
[1]	Midview Local School District COP	4.000%	11/1/25	700	796
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,513
[1]	Midview Local School District COP	4.000%	11/1/27	500	590
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	199
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	184
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,148
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	474
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,420
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	915
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,928
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	843
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,216
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	765
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	811
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/27	1,500	1,737
	Ohio Appropriations Revenue	5.000%	12/1/26	595	737
	Ohio Appropriations Revenue	5.000%	12/1/27	690	875
	Ohio COP, Prere.	5.000%	3/1/22	1,000	1,040
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	354
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	806
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,193
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	622
	Ohio GO	5.000%	5/1/21	2,675	2,675
	Ohio GO	5.000%	6/15/24	425	488
	Ohio GO	4.000%	3/1/25	5,000	5,336
	Ohio GO	5.000%	5/1/25	340	403
	Ohio GO	5.000%	6/15/25	12,150	13,244

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	6/15/25	340	404
Ohio GO	4.000%	2/1/26	7,905	8,256
Ohio GO	5.000%	6/15/27	625	788
Ohio GO	5.000%	5/1/28	3,000	3,866
Ohio GO	5.000%	6/15/28	3,090	3,993
Ohio GO	5.000%	9/15/28	7,470	9,708
Ohio GO VRDO	0.050%	5/5/21	4,000	4,000
Ohio GO, Prere.	5.000%	9/15/21	4,410	4,489
Ohio Government Fund/Grant Revenue	5.000%	12/15/21	4,090	4,212
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	11,834
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	155
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,195
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	176
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	613
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	367
Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,833
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	3,200	3,200
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	13,250	13,250
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	8,500	8,500
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	10,875	10,875
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	5,825	5,825
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	564
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	4,969
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,874
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,224
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,399
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	314
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,308
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,546
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,454
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	421
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	472
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	498
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/21	500	503
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	321
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	439
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	837
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	306
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/21	1,055	1,081
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/23	1,170	1,298
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/25	1,290	1,517
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	5,159
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	500	516
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	140	144
Ohio Higher Educational Facility Commission Revenue	0.000%	5/5/21	19,545	19,545
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/24	1,000	1,138
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	883
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,060	1,061
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	951
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,068
Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,980
Ohio Lease (Appropriation) Revenue	5.000%	6/1/25	2,790	3,303
Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,280	2,744
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,802
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,728
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,796
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,305
Ohio Lease Revenue	5.000%	4/1/22	725	757
Ohio Lease Revenue	5.000%	4/1/23	800	874
Ohio Lease Revenue	5.000%	4/1/24	650	739
Ohio Lease Revenue	5.000%	4/1/25	815	959
Ohio Resource Recovery Revenue PUT	0.150%	6/1/21	4,000	4,000
Ohio Special Obligation Revenue	5.000%	6/1/21	1,110	1,114
Ohio Special Obligation Revenue	5.000%	10/1/21	1,000	1,020
Ohio Special Obligation Revenue	5.000%	10/1/22	550	588
Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,132
Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,166
Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,405
Ohio Special Obligation Revenue	5.000%	2/1/26	1,510	1,825

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Special Obligation Revenue	5.000%	2/1/27	1,325	1,645
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	802
	Ohio State Higher Educational Facility Commission Revenue	0.000%	5/19/21	22,650	22,650
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,185
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,271
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	6,128
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.040%	5/5/21	22,225	22,225
	Penta Career Center COP	5.250%	4/1/24	2,915	3,041
	Princeton City School District GO	5.000%	12/1/22	700	754
	Princeton City School District GO	5.000%	12/1/23	1,350	1,514
	Princeton City School District GO	5.000%	12/1/25	815	947
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	344
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	376
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	556
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	605
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	747
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	700
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	623
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,166
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,404
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,074
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,145
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	868
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	777
	South-Western City School District GO	5.000%	12/1/23	1,095	1,229
[4]	Toledo OH GO	5.000%	12/1/25	1,435	1,713
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,785
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,785	2,141
	Toledo OH Water System Water Revenue	5.000%	11/15/26	2,140	2,644
	Toledo OH Water System Water Revenue	5.000%	11/15/27	2,360	2,992
	Toledo OH Water System Water Revenue	5.000%	11/15/28	2,705	3,508
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,072
	University of Akron College & University Revenue	5.000%	1/1/24	535	600
	University of Akron College & University Revenue	5.000%	1/1/25	2,795	3,246
	University of Akron College & University Revenue	5.000%	1/1/26	4,025	4,656
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,525
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,602
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,279
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,495	2,513
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	282
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	956
					963,022
Oklahoma (0.4%)
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,101
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,113
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/21	5,020	5,038
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,700	1,787
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	4,013
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,150	2,177
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,496
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,561
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/21	1,000	1,008
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/25	1,785	2,118
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,530
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,633
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,520	2,553
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,325	1,404
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,119
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,442
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,348
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,354
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	807
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,382
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,908
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,950
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,291

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	4,245	4,580
[7]	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	200
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	219
[7]	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	236
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,136
[7]	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	149
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	3,016
[7]	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	351
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,752
[7]	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	568
[7]	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	593
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,047
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,197
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,278
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,242
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,233
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,220
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,093
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/21	1,470	1,493
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,283
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	825	838
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	909
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	586
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,890
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	4,164
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,431
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	12,899
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	13,337
	University of Oklahoma College & University Revenue	3.000%	7/1/21	115	115
	University of Oklahoma College & University Revenue	4.000%	7/1/22	200	209
	University of Oklahoma College & University Revenue	4.000%	7/1/23	265	286
	University of Oklahoma College & University Revenue	4.000%	7/1/24	285	317
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,782
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,393
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	342
	University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,971
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	992
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	542
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	600
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	580
					129,202
Oregon (0.4%)
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	895
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	630
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	377
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	908
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	818
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	239
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	368
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	375
[7]	Deschutes Public Library District GO	4.000%	6/1/24	285	317
[7]	Deschutes Public Library District GO	4.000%	6/1/25	390	447
[7]	Deschutes Public Library District GO	4.000%	6/1/26	775	908
[7]	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,733
[7]	Deschutes Public Library District GO	4.000%	6/1/28	1,175	1,428
	Forest Grove OR College & University Revenue	4.000%	5/1/21	400	400
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	364
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	572
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	13,004
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	357
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	679
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	628
	Metro OR GO	5.000%	6/1/23	2,805	3,085
	Metro OR GO	5.000%	6/1/25	3,330	3,950
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,709
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,475	6,593
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,665
	Oregon GO	5.000%	8/1/21	1,750	1,771
	Oregon GO, Prere.	5.000%	5/1/23	5,560	6,098

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,647
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	1,220	1,280
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,795	5,318
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.080%	5/6/21	11,065	11,065
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	501
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	363
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	353
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	788
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	739
	Oregon State Lottery Revenue	5.000%	4/1/23	5,000	5,464
	Oregon State Lottery Revenue	5.000%	4/1/23	470	514
	Oregon State Lottery Revenue	5.000%	4/1/26	130	148
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,767
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,569
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,865
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,625	3,028
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	6,087
	Port of Morrow OR GO	4.000%	12/1/21	100	102
	Port of Morrow OR GO	4.000%	6/1/22	110	114
	Port of Morrow OR GO	4.000%	12/1/22	135	143
	Port of Morrow OR GO	4.000%	6/1/23	150	161
	Port of Morrow OR GO	4.000%	12/1/23	100	109
	Port of Morrow OR GO	4.000%	6/1/24	160	176
	Port of Morrow OR GO	4.000%	12/1/24	160	178
	Port of Morrow OR GO	4.000%	6/1/25	165	186
	Port of Morrow OR GO	4.000%	12/1/25	150	171
	Port of Morrow OR GO	4.000%	6/1/26	170	195
	Port of Morrow OR GO	4.000%	12/1/26	170	197
	Port of Morrow OR GO	4.000%	6/1/27	535	622
	Port of Morrow OR GO	4.000%	12/1/27	240	281
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,299
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,242
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,121
	Portland Community College District GO	5.000%	6/15/24	1,125	1,290
	Portland OR GO	5.000%	6/1/23	2,180	2,400
	Portland OR GO	5.000%	6/1/24	1,795	2,056
	Portland OR GO	5.000%	6/1/25	1,900	2,255
	Portland OR GO (Public Improvement Project)	5.000%	6/1/24	590	676
	Portland OR GO (Public Improvement Project)	5.000%	6/1/25	620	737
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	107
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	121
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	129
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,216
[5]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/25	275	324
[5]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/26	355	432
[5]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/27	525	657
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	5.000%	9/1/25	2,710	3,244
	Washington County OR GO	5.000%	3/1/29	900	1,082
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,715	1,788
					140,625
Pennsylvania (4.8%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,658
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,798
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	280
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	2,069
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,050
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	260	265
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	718
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	523
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,061
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	567
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,877
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	75	79
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,042
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,258
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	165	169
[7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	1,905	2,100
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,658
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	355	363

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	11,092
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	7,291
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	127
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	11,511
[7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,834
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	821
[7]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,429
[2,6]	Allegheny County PA Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	5/3/21	9,105	9,105
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	1,034
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	243
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	508
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	476
[1]	Allentown City School District GO	5.000%	2/1/24	1,120	1,253
[1]	Allentown City School District GO	5.000%	2/1/25	955	1,107
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,614
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	610	633
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	500	537
[4]	Altoona PA Sewer GO	5.000%	12/1/24	150	173
[4]	Altoona PA Sewer GO	5.000%	12/1/25	250	298
[4]	Altoona PA Sewer GO	5.000%	12/1/26	250	306
[1]	Armstrong School District GO	3.000%	3/15/25	575	623
[1]	Armstrong School District GO	3.000%	3/15/26	875	960
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,370	1,372
	Beaver County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,500	1,502
[1]	Beaver County PA GO	4.000%	4/15/22	725	747
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,221
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,657
	Bensalem Township School District GO	3.000%	6/1/23	115	121
	Bensalem Township School District GO	3.000%	6/1/24	500	540
	Bensalem Township School District GO	4.000%	6/1/25	430	490
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/21	770	780
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	2,605	2,802
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	561
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	625
	Bethel Park School District GO	5.000%	8/1/22	540	573
	Bethel Park School District GO	5.000%	8/1/23	850	939
[3]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.557%	11/1/21	10,125	10,124
[3]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.567%	11/1/21	6,605	6,605
[4]	Bethlehem PA GO	5.000%	12/1/23	295	330
[4]	Bethlehem PA GO	5.000%	12/1/24	290	336
[4]	Bethlehem PA GO	5.000%	12/1/25	530	635
[1]	Bristol Township School District GO	3.000%	6/1/24	100	108
[1]	Bristol Township School District GO	4.000%	6/1/26	100	116
[1]	Bristol Township School District GO	4.000%	6/1/28	200	240
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	228
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	291
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	653
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	663
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	366
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	6/1/21	4,510	4,526
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	629
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	554
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/21	575	578
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,201
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,205
[1]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,871
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,166
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,152
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,236
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,352
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	779
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,524
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,198
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	2,097
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/21	580	592
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	445
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,161
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,202
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/21	1,070	1,077

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,172
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,295
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/21	315	323
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	428
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	435
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	467
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	424
[4]	Coatesville School District GO	5.000%	8/1/22	2,070	2,184
[4]	Coatesville School District GO	5.000%	8/1/23	3,735	4,121
[4]	Coatesville School District GO, ETM	5.000%	8/1/22	210	222
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	274
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,989
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	734
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	1,925	2,262
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	604
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,915
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	1,000	1,004
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,876
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,987
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,414
	Commonwealth of Pennsylvania COP	5.000%	7/1/21	350	352
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	275
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	341
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	585
	Commonwealth of Pennsylvania GO	5.000%	7/15/21	500	505
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	1,000	1,018
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	509
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	13,035
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	14,143
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	22,116
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	22,193
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,389
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	37,875
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	14,821
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	46,634
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	154
[2,6]	Commonwealth of Pennsylvania GO TOB VRDO	0.090%	5/6/21	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,158
[4]	Cornell School District GO	2.000%	9/1/21	180	181
[4]	Cornell School District GO	4.000%	9/1/24	500	554
[6]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,316
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	307
	Dauphin County PA GO	4.000%	11/15/24	2,735	3,080
	Dauphin County PA GO	5.000%	11/15/25	3,340	4,001
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,669
	Dauphin County PA GO	5.000%	11/15/27	500	633
	Delaware County Authority College & University Revenue	5.000%	8/1/21	735	743
	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	96
	Delaware County Authority College & University Revenue	5.000%	12/1/21	500	514
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	424
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	104
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	446
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	126
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	878
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	282
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	306
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/21	455	458
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	328
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,464
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	11,243
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,190	17,713
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	15,116
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/22	2,410	2,473
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,869
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	9/1/22	550	549
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.590%	9/1/23	2,750	2,747
[9]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	7,200	9,378

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.060%	5/5/21	9,300	9,300
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,895
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/21	570	575
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	548
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,511
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,240
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	422
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,762
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	766
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	983
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	1,067
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,134
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,836
	Easton Area School District GO	4.000%	4/1/26	1,350	1,576
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.060%	5/6/21	11,800	11,800
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	429
[4]	Erie School District GO	5.000%	4/1/23	315	342
[4]	Erie School District GO	5.000%	4/1/25	475	552
[4]	Erie School District GO	5.000%	4/1/26	575	688
[1,9]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,028
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	12,025	12,025
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	548
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	559
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	646
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	734
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	15,985
[4]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,383
[4]	Harrisburg School District GO	5.000%	11/15/25	5,085	6,058
[2]	Haverford Township School District GO VRDO	0.060%	5/6/21	10,205	10,205
	Kennett Consolidated School District GO	4.000%	2/15/24	500	550
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	783
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	576
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,422
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	638
[1]	Lackawanna County PA GO	4.000%	3/15/22	255	263
[1]	Lackawanna County PA GO	4.000%	3/15/23	265	283
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	341
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	338
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	461
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	587
	Lancaster County PA GO	4.000%	11/1/23	125	136
	Lancaster County PA GO	4.000%	11/1/24	255	285
	Lancaster County PA GO	4.000%	11/1/25	280	320
	Lancaster County PA GO	4.000%	11/1/26	325	379
	Lancaster County PA GO	4.000%	11/1/27	500	590
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,922
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	945
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	741
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,405
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/21	230	235
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	187
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	167
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	265
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	357
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	1,005
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	861
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	790
[4]	Lancaster PA GO	5.000%	11/1/27	1,290	1,553
[4]	Lancaster School District GO	4.000%	6/1/22	530	551
[4]	Lancaster School District GO	5.000%	6/1/23	200	219
[4]	Lancaster School District GO	4.000%	6/1/24	365	404
[4]	Lancaster School District GO	4.000%	6/1/25	320	364
[4]	Lancaster School District GO	5.000%	6/1/25	200	236
[4]	Lancaster School District GO	4.000%	6/1/26	430	501
[4]	Lancaster School District GO	5.000%	6/1/26	520	633
[4]	Lancaster School District GO	4.000%	6/1/27	500	594
[4]	Lancaster School District GO	5.000%	6/1/27	200	250
	Lansdale Borough PA GO	4.000%	10/1/22	250	262
	Lansdale Borough PA GO	4.000%	10/1/23	300	327

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lansdale Borough PA GO	4.000%	10/1/24	275	308
	Lansdale Borough PA GO	2.000%	10/1/25	650	678
	Lansdale Borough PA GO	2.000%	10/1/26	300	312
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	209
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	177
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	179
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	211
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	938	956
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	581
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	949
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,285
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,642
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,421
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	3,021
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,110
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,527
[4]	Luzerne County PA GO	5.000%	12/15/21	1,000	1,028
[4]	Luzerne County PA GO	5.000%	12/15/22	750	804
[4]	Luzerne County PA GO	5.000%	12/15/23	750	833
[4]	Luzerne County PA GO	5.000%	12/15/23	750	833
[4]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,722
[4]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,148
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	591
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	626
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,482
[3]	Manheim Township School District GO PUT, 68% of 1M USD LIBOR + 0.470%	0.548%	11/1/21	2,000	2,000
[3]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.320%	0.398%	5/3/21	1,000	1,000
[3]	Manheim Township School District GO, 68% of 1M USD LIBOR + 0.420%	0.498%	11/1/21	1,100	1,101
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	700	705
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,934
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	1,195	1,199
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,338
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	715	722
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,831
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,443
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	812
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,053
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,438
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	478
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	386
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	429
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,542
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,776
[3]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.780%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	300	303
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,500	4,580
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,114
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,145
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,142
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	315	344
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,124
	Montgomery PA County GO	5.000%	1/1/27	2,920	3,633
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,602
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,219
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.520%	11/1/23	860	860
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.620%	11/1/24	500	500
[4]	North Pocono School District GO	4.000%	9/15/28	1,580	1,927
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.060%	5/6/21	2,585	2,585
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,040
	Northampton County General Purpose Authority College & University Revenue VRDO	0.060%	5/6/21	20,875	20,875
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,510	1,530
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	4,118
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,416

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County IDA Health, Hospital, Nursing Home Revenue	3.750%	7/1/21	1,005	1,008
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	947
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,034
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,431
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	577
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	561
[1,7]	Northeastern School District/York County GO	2.000%	9/1/21	155	156
[1,7]	Northeastern School District/York County GO	2.000%	9/1/22	125	128
[1,7]	Northeastern School District/York County GO	2.000%	9/1/23	165	171
[1,7]	Northeastern School District/York County GO	1.000%	9/1/24	100	101
[4]	Octorara Area School District GO	4.000%	4/1/22	350	362
[4]	Octorara Area School District GO	4.000%	4/1/24	375	413
[4]	Octorara Area School District GO	4.000%	4/1/26	750	866
	Pennsbury School District GO	5.000%	1/15/22	1,155	1,194
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,876
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	360
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	282
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	500	528
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	398
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,729
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	341
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	494
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,747
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	471
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	593
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	198
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	595
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	770
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,370	2,998
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	980
[2,6]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	7,335	7,335
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,262
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,147
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.150%	7/1/21	1,375	1,375
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	2,120	2,162
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	3,000	3,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,355
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,843
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,594
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	199
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,616
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,820
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,753
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	286
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	205
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,326
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,919
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,127
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	666
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,215
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	5,196
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	746
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	850
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,157
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,880	1,913
	Pennsylvania Higher Educational Facilities Authority College & University Revenue PUT	2.875%	5/3/21	690	690
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	3,035	3,077
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	797
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,331
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,211
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,366
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,619

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,468
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	1,010
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,461
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,234
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	33,215	33,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	222
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	247
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	237
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	486
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	403
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	625
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	10,030	10,941
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	4,000	4,364
[2,6]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	7,300	7,300
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	359
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	261
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	394
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	862
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,391
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/21	29,715	29,823
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	1,250	1,285
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,303
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	490	504
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	36,763
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	539
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	10,043
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	31,135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	732
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	731
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,718
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	623
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	4,000	4,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	288
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	1,008
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	4,155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	886
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	1,027
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,455
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,360
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	771
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	3,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,354
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,050	1,322
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	635
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	985
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	649
[2,6]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	5/6/21	31,700	31,700
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	5/6/21	27,000	27,000
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,364
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	1,000	1,028
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	12/1/21	10,000	10,003
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	12/1/21	25,000	25,008
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.660%	12/1/23	8,000	8,056
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	12/1/23	5,000	5,024
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/21	5,000	5,003
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.040%	12/1/21	18,130	18,142

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pennsylvania Turnpike Commission Miscellaneous Revenue	5.250%	7/15/28	3,690	4,821
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	5/3/21	2,600	2,600
[2,4,6]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	5/3/21	7,500	7,500
	Pequea Valley School District GO	1.000%	5/15/22	225	227
	Pequea Valley School District GO	2.000%	5/15/23	100	103
	Pequea Valley School District GO	3.000%	5/15/24	115	124
	Pequea Valley School District GO	4.000%	5/15/27	185	219
	Pequea Valley School District GO	4.000%	5/15/28	150	181
	Peters Township School District Washington County GO	4.000%	9/15/23	190	206
	Peters Township School District Washington County GO	5.000%	1/15/24	125	140
	Peters Township School District Washington County GO	5.000%	9/15/24	150	173
	Peters Township School District Washington County GO	5.000%	1/15/25	200	232
	Peters Township School District Washington County GO	5.000%	9/15/25	250	297
	Peters Township School District Washington County GO	5.000%	1/15/26	275	330
	Peters Township School District Washington County GO	5.000%	9/15/26	185	226
	Peters Township School District Washington County GO	5.000%	1/15/27	275	339
	Peters Township School District Washington County GO	5.000%	9/15/27	625	783
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	189
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	195
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	947
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	398
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	394
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	127
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	783
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	5,946
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,970
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	368
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	708
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	6,215
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,159
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,174
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,883
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	3,091
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,795
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	6,009
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.060%	5/6/21	16,000	16,000
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,775
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,286
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,623
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	12,103
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	6,372
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,774
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	953
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,323
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,119
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	1,044
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,288
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,660
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,571
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.050%	5/6/21	12,295	12,295
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.060%	5/6/21	6,800	6,800
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	719
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,042
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,969
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	8,009
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	991
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,008
[4]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,572
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/21	1,250	1,260
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,077
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	1,058
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	744
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	908
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,409
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,166
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,745
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,253
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,750	2,232
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,345

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/21	3,500	3,541
	Philadelphia PA GO	5.000%	8/1/22	4,810	5,096
	Philadelphia PA GO	5.000%	8/1/22	7,500	7,946
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,759
	Philadelphia PA GO	5.000%	8/1/22	2,380	2,522
	Philadelphia PA GO	5.000%	8/1/24	2,640	3,027
	Philadelphia PA GO	5.000%	8/1/25	8,150	9,665
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,692
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,932
	Philadelphia PA GO	5.000%	8/1/26	4,555	5,571
	Philadelphia PA GO	5.250%	7/15/27	200	226
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,065	1,073
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/21	1,285	1,295
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	557
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,085	5,670
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	475
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,141
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,400	1,627
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,410	1,696
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,558
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,795	2,226
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.250%	9/1/24	4,025	4,039
	Philadelphia School District GO	5.000%	9/1/21	8,000	8,124
	Philadelphia School District GO	5.000%	9/1/21	2,745	2,787
	Philadelphia School District GO	5.000%	9/1/21	5,060	5,138
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,600
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,251
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,850
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,100
	Philadelphia School District GO	5.000%	9/1/22	6,750	7,174
	Philadelphia School District GO	5.000%	9/1/23	6,450	7,104
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,894
	Philadelphia School District GO	5.000%	9/1/23	2,820	3,106
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,463
	Philadelphia School District GO	5.000%	9/1/24	310	353
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,138
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,217
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,358
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,136
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,230
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,801
[4,12]	Philadelphia School District GO	5.000%	6/1/27	1,380	1,702
	Philadelphia School District GO	5.000%	9/1/27	4,105	5,035
	Philadelphia School District GO	5.000%	9/1/27	2,500	3,067
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,203
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	617
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	942
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,866
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,096
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,395
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	2,250	2,757
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	3,245
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/21	700	715
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	557
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	576
	Pittsburgh PA GO	5.000%	9/1/23	420	465
	Pittsburgh PA GO	5.000%	9/1/24	520	598
	Pittsburgh School District GO	5.000%	9/1/26	2,000	2,442
[4]	Pittsburgh School District GO	5.000%	9/1/26	480	589
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	15,250
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	314
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	16,839
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	156
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	19,702
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	314
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	817
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	793
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,219
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,201

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	2,145
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	918
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	8,075	8,092
[1]	Plum Boro School District GO	3.300%	9/15/29	100	104
[4]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,866
[4]	Reading School District GO	5.000%	3/1/24	665	746
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,247
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	278
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	345
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	374
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	920	1,107
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,193
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	936
[4]	Shenandoah Valley School District GO	4.000%	8/1/27	885	1,051
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	53
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	147
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	118
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	191
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	190
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	364
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	266
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	313
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,795	3,151
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	17,825	17,825
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/21	375	376
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	395
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	550
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	570
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	884
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,431
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,250	2,810
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	375
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	961
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	792
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	890
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	561
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,272
	State Public School Building Authority College & University Revenue	5.000%	5/1/21	1,180	1,180
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/21	1,345	1,352
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,099
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,221
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	471
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	325
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,833
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	331
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	337
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	218
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	464
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	532
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,191
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	895
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	875
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,499
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	939
[1,7]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,596
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,977
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/21	2,670	2,721
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,659
	State Public School Building Authority Miscellaneous Revenue VRDO	0.080%	5/6/21	2,975	2,975
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,236
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	583
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,236
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	861
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,277
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,203
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	23,263
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.420%	2/15/24	24,210	24,334

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/21	40	40
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	75	78
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	133
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	409
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	517
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	317
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	270	325
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	367
[8]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,968
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,520
	Westmoreland County PA GO	5.000%	8/15/28	390	498
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	693
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	740
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,369
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,575
					1,728,885
Puerto Rico (0.4%)
[8]	Commonwealth of Puerto Rico GO	5.250%	7/1/21	125	126
[8]	Commonwealth of Puerto Rico GO	5.500%	7/1/21	2,655	2,667
[4]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	600	607
[4]	Commonwealth of Puerto Rico GO	5.375%	7/1/25	125	126
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/21	8,585	8,640
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	947
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,378
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	2,285	2,302
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	4,625	4,659
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,270	5,291
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	274
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,527
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,240
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,859
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	712
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,434
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	113
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	149
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	308
[13]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	4,200	4,315
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,760
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	4,094
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,857
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	10,304
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	15,175
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	4,028
[13]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/21	40	40
[8]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.500%	7/1/21	155	156
[4]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	100	103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	14,769	13,991
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	60,313	53,737
					151,934
Rhode Island (0.5%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	552
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	584
	Providence RI GO	5.000%	1/15/22	200	206
	Providence RI GO	5.000%	1/15/23	240	258
	Providence RI GO	5.000%	1/15/24	250	278
	Providence RI GO	5.000%	1/15/25	250	287
	Providence RI GO	5.000%	1/15/26	250	295
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	7,017
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,619
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,140	3,592
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,615	10,197
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/21	1,355	1,365
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	526
[4]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/21	10,470	10,482
[4]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	12,145
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/21	200	203
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	400	407

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	405	412
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	650
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	479
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	213
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	499
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	710
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	333
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	432
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	772
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,278
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	225	267
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	505
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.060%	5/6/21	29,500	29,500
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/21	2,330	2,333
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	5,625	5,689
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,626
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,614
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,295	2,490
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,700	2,912
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	1,650	1,676
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	304
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	235
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	267
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	235
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	243
	Rhode Island Health and Educational Building Corp. Miscellaneous Revenue	5.000%	5/15/21	2,000	2,003
[2]	Rhode Island Health and Educational Building Corp. Recreational Revenue VRDO	0.060%	5/5/21	28,200	28,200
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	330
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	307
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	619
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,205	11,146
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,480	3,853
[14]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,855	1,856
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	149
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	172
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	236
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	303
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	305
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/21	2,755	2,765
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,747
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	16,576
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	5,260	5,552
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	370
					190,176
South Carolina (1.2%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/24	4,075	4,640
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,575
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	11,200
[3]	Charleston SC Waterworks & Sewer System Water Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.449%	1/1/22	25,000	25,004
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	624
	Darlington County School District GO	5.000%	3/1/24	3,605	4,092
	Darlington County School District GO	5.000%	3/1/25	3,825	4,505
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	997
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,741
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,326
	Georgetown County School District GO	5.000%	3/1/27	4,085	5,116
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	560	560
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,104
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,045
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,035
	Greenwood Sc County Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	530	552
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/21	1,015	1,043
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,074
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	589
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,145
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	820
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	859
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,070	2,112
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,130	1,157

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/21	1,000	1,003
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/21	1,245	1,269
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,320
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,495
	Oconee County School District GO	5.000%	3/1/25	475	559
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	53,495	58,387
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	7,310	7,337
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,366
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,435
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,717
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	780	804
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	165	170
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,196
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	205
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,121
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	151
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	192
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	372
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/21	2,950	3,030
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,376
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,692
[2,6]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	5/6/21	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,128
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,156
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,138
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,822
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	573
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	1,023
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	2,013
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	2,046
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	321
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,542
[2,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/21	1,000	1,012
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,571
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,662
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	139
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	156
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	165	185
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	215
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/21	3,825	3,930
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,176
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,795	3,238
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,050
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	293
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	715	735
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,827
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	8,060
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,273
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	623
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	582
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	4,048
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	550	639
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,175	11,823
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,900	12,830
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	1,645	1,928
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	550	666
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	140	169
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,105	1,134
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,045	1,072
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	450	462
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	3,270	3,361
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	647
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,047
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	552
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	585	615

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,040	1,094
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	631
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,380	1,452
[14]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,615	3,906
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	7,100	7,854
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	6,000	6,615
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,428
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,834
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	18,685
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	19,344
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,861
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	26,761
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,851
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	409
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	563
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	581
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,213
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	886
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,093
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	852
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	881
	York County SC GO	5.000%	4/1/25	3,825	4,343
					451,306
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,785	3,036
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	980	1,066
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	391
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	818
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,269
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,173
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	185	188
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	500	509
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	563
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,366
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	149
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	429
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	573
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	830
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	211
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,146
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	230
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	592
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	570
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	204
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	879
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	939
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,147
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,376
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	6,585	7,163
					30,817
Tennessee (1.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,176
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,937
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/21	2,500	2,540
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,146
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	647
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.060%	5/3/21	2,840	2,840
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,075	1,083
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,333
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	985
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,836
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,810	3,072
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,545	3,696
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,125
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,100	1,314
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,335	1,352
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	994
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	152

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,627
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,510
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,408
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,969
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,221
	Knox County TN GO	5.000%	6/1/25	1,375	1,630
	Knoxville TN Wastewater System Sewer Revenue	4.000%	4/1/26	7,360	8,622
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/24	775	903
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	745
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	554
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	775
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	665	823
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	760	965
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	5,280	5,321
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	425	435
	Metropolitan Government of Nashville & Davidson County TN	0.000%	5/18/21	17,500	17,500
	Metropolitan Government of Nashville & Davidson County TN	0.130%	6/23/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	20,863
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	27,829
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,784
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	24,675	31,488
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	25,905	33,818
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/22	3,945	4,168
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	51,291
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	16,005
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,183
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	1,036
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,249
	Montgomery County TN GO	5.000%	6/1/24	1,100	1,259
	Montgomery County TN GO	4.000%	4/1/25	500	535
	Montgomery County TN GO	5.000%	6/1/25	1,100	1,305
	Montgomery County TN GO	5.000%	6/1/26	1,725	2,113
	Montgomery County TN GO	5.000%	6/1/27	2,275	2,861
	Montgomery County TN GO	5.000%	6/1/28	2,175	2,803
[2]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	0.070%	5/5/21	5,000	5,000
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/21	1,350	1,350
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,324
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	16,000	16,000
	Shelby County TN GO	5.000%	4/1/25	4,710	5,559
	Shelby County TN GO VRDO	0.060%	5/6/21	13,000	13,000
	Sullivan County TN GO	5.000%	5/1/21	2,705	2,705
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,878
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,270
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/22	335	351
[2]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	230
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	400
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	347
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	385
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	557
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	564
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	685
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	634
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,329
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	3,285
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,639
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	3,461
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,830
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	59,525	68,253
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	51,440	61,008
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	13,385	13,603
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,350	2,431
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,585	1,687
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,725	6,174
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,150
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	7,573
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	300	365
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,729
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	93,880	100,215

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,595	18,899
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	685	718
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	2,785	3,028
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	1,355	1,431
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,930	3,252
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,250	5,733
	Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	4,635	5,572
	Washington County TN GO	4.000%	6/1/21	2,030	2,036
	Washington County TN GO	4.000%	6/1/23	2,050	2,211
	Wilson County TN GO	5.000%	4/1/24	3,420	3,892
					674,069
Texas (10.7%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	6,054
	Alamo Community College District GO	5.000%	8/15/24	12,260	14,147
	Alamo Community College District GO	5.000%	8/15/25	8,255	9,856
	Aldine Independent School District GO	5.000%	2/15/25	350	411
	Aledo Independent School District GO	5.000%	2/15/26	825	1,000
	Aledo Independent School District GO	5.000%	2/15/27	1,000	1,248
	Alief Independent School District GO	5.000%	2/15/25	2,595	3,044
	Alief Independent School District GO	5.000%	2/15/26	1,300	1,575
	Allen Independent School District GO	5.000%	2/15/25	1,000	1,131
	Allen Independent School District GO	5.000%	2/15/25	1,160	1,362
	Alvin TX Independent School District GO	5.000%	2/15/26	400	485
	Alvin TX Independent School District GO	5.000%	2/15/27	250	312
	Alvin TX Independent School District GO	5.000%	2/15/28	500	639
	Alvin TX Independent School District GO	5.000%	2/15/28	50	60
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,555	9,610
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,937
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,274
	Amarillo TX GO	4.000%	2/15/27	1,750	2,081
	Amarillo TX GO	4.000%	2/15/28	1,825	2,210
	Amarillo TX GO	4.000%	2/15/29	1,900	2,333
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	356
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	212
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	373
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	231
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	474
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	243
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	513
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	652
	Arlington Independent School District GO	5.000%	2/15/28	4,535	5,807
	Arlington Independent School District GO	5.000%	2/15/28	1,110	1,421
	Arlington TX GO	4.000%	8/15/23	2,925	3,180
	Arlington TX GO	5.000%	8/15/24	2,925	3,375
	Arlington TX GO	5.000%	8/15/24	2,795	3,225
	Arlington TX GO	5.000%	8/15/25	2,925	3,495
	Arlington TX GO	5.000%	8/15/25	2,795	3,340
	Arlington TX GO	5.000%	8/15/26	2,920	3,596
	Arlington TX Independent School District GO	5.000%	2/15/24	2,615	2,964
	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,673
	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,522
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	770
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	970
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,592
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,220	1,428
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,110	1,296
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	257
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	267
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	248
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	339
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,462
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,468
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	1,004
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,808
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,060
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	221
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	230
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	304
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,199

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/22	870	888
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	789
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,179
	Austin Independent School District GO	5.000%	8/1/24	1,360	1,569
	Austin Independent School District GO	5.000%	8/1/25	1,775	2,119
	Austin Independent School District GO	5.000%	8/1/26	3,095	3,810
	Austin Independent School District GO	5.000%	8/1/26	9,690	11,930
	Austin TX GO	5.000%	9/1/22	11,740	12,503
	Austin TX GO	5.000%	11/1/27	1,835	2,339
	Austin TX GO	5.000%	9/1/28	1,710	2,223
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	525
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	108
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,390	4,206
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	524
	Barbers Hill Independent School District GO	5.000%	2/15/26	1,735	2,106
	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,281
	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,691
	Beaumont Independent School District GO	5.000%	2/15/25	4,360	5,109
	Bedford TX GO	5.000%	2/1/22	2,515	2,606
	Bedford TX GO	5.000%	2/1/23	2,635	2,851
	Bedford TX GO	5.000%	2/1/24	2,775	3,125
	Bedford TX GO	5.000%	2/1/25	2,920	3,404
	Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,614
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,676
	Bexar County Hospital District GO	5.000%	2/15/24	2,015	2,278
	Bexar County Hospital District GO	5.000%	2/15/24	1,185	1,339
	Bexar County Hospital District GO	5.000%	2/15/25	1,395	1,635
	Bexar County Hospital District GO	5.000%	2/15/26	4,040	4,887
	Bexar County TX GO	5.000%	6/15/24	350	401
	Bexar County TX GO	5.000%	6/15/24	1,000	1,146
	Bexar County TX GO	5.000%	6/15/25	1,560	1,851
	Bexar County TX GO	5.000%	6/15/26	2,240	2,743
	Bexar County TX GO	5.000%	6/15/27	1,175	1,479
[7]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	9,500	12,308
	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,298
	Brazosport Independent School District GO	5.000%	2/15/26	1,750	2,125
	Brazosport Independent School District GO	5.000%	2/15/27	485	606
	Brazosport Independent School District GO	5.000%	2/15/28	2,500	3,203
	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/21	1,000	1,015
	Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,401
	Canyon Independent School District GO	5.000%	2/15/26	3,540	4,284
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,903
	Carrollton TX GO	5.000%	8/15/25	1,225	1,463
	Carrollton TX GO	5.000%	8/15/26	1,200	1,477
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	3,124
	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	525
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	870
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,822
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,480
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,409
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	225	232
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	2,640	2,719
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	75	77
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,839
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,256
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	129
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	174
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	149
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	454
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	5,655	6,714
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	408
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	875
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,518
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	5,357
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,307
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	116
[9]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,915
	Clear Creek Independent School District GO	5.000%	2/15/24	440	498
	Clear Creek Independent School District GO	5.000%	2/15/25	675	793

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Clear Creek Independent School District GO	5.000%	2/15/25	325	382
Clear Creek Independent School District GO	5.000%	2/15/26	700	849
Clear Creek Independent School District GO	5.000%	2/15/27	1,000	1,249
Clear Creek Independent School District GO	5.000%	2/15/28	1,250	1,601
Clear Creek Independent School District GO PUT	2.150%	8/16/21	8,050	8,094
Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,652
Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,500
Clint Independent School District GO	5.000%	8/15/25	1,505	1,795
College Station TX GO	5.000%	2/15/22	1,650	1,712
College Station TX GO	5.000%	2/15/23	1,735	1,883
College Station TX GO	5.000%	2/15/24	3,655	4,138
Collin County Community College District GO	5.000%	8/15/24	2,185	2,522
Collin County Community College District GO	5.000%	8/15/25	1,750	2,090
Collin County Community College District GO	5.000%	8/15/26	2,775	3,419
Collin County Community College District GO	5.000%	8/15/27	3,450	4,366
Collin County Community College District GO	5.000%	8/15/28	1,000	1,295
Colorado River Municipal Water District Water Revenue	5.000%	1/1/22	1,000	1,032
Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,615
Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,826
Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,229
Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,270
Comal Independent School District GO	5.000%	2/1/27	4,385	5,468
Conroe Independent School District GO	5.000%	2/15/25	2,575	3,026
Conroe Independent School District GO	5.000%	2/15/25	4,490	5,276
Conroe Independent School District GO	5.000%	2/15/26	3,555	4,315
Conroe Independent School District GO	5.000%	2/15/27	5,535	6,687
Conroe TX GO	5.000%	11/15/24	1,415	1,646
Coppell Independent School District GO	5.000%	8/15/22	1,000	1,063
Coppell Independent School District GO	5.000%	8/15/25	5,995	7,166
Corpus Christi TX GO	5.000%	3/1/26	1,800	2,185
Corpus Christi TX GO	5.000%	3/1/26	70	82
Corpus Christi TX GO	5.000%	3/1/27	1,455	1,814
Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,192
Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	965	1,048
Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,856
Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	170	212
Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	4,442
Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,735
Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	6,120	6,153
Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	930	935
Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,827
Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,825	5,903
Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,768
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	590	606
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	151
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	673
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,246
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	321
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,855	3,439
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	903
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,000	1,240
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,355
Dallas County Community College District GO	5.000%	2/15/25	3,270	3,814
Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,558
Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,488
Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,082
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	4,045	4,141
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	151
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,125	2,466
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,510	3,093
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,030	6,353
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,999
Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,829
Dallas Independent School District GO	4.000%	8/15/22	1,190	1,249
Dallas Independent School District GO	4.000%	8/15/22	2,860	3,002
Dallas Independent School District GO	4.000%	2/15/24	10,350	11,433
Dallas Independent School District GO	4.000%	2/15/26	19,410	22,625
Dallas Independent School District GO	5.000%	2/15/26	4,000	4,015
Dallas Independent School District GO	5.000%	2/15/26	1,160	1,358

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Independent School District GO PUT	5.000%	2/15/22	8,835	9,173
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,800	9,134
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	310	322
	Dallas Independent School District GO, Prere.	5.000%	2/15/22	2,815	2,922
	Dallas TX GO	5.000%	2/15/23	1,440	1,494
[1]	Dallas TX GO	5.000%	2/15/23	3,400	3,691
[1]	Dallas TX GO	5.000%	2/15/23	10,875	11,806
	Dallas TX GO	5.000%	2/15/24	1,280	1,448
	Dallas TX GO	5.000%	2/15/24	6,280	7,104
	Dallas TX GO	5.000%	2/15/24	7,700	8,710
	Dallas TX GO	5.000%	2/15/25	9,000	10,550
	Dallas TX GO	5.000%	2/15/25	7,700	9,026
	Dallas TX GO	5.000%	2/15/26	3,800	4,280
	Dallas TX GO	5.000%	2/15/26	3,410	4,121
	Dallas TX GO	5.000%	2/15/28	5,540	7,019
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,735	4,327
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,315	3,841
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	2,085
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,500	2,996
	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,778
	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,222
	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,256
	Denton County TX GO	5.000%	7/15/24	515	592
	Denton County TX GO	5.000%	7/15/25	1,600	1,904
	Denton County TX GO	5.000%	7/15/26	1,845	2,266
	Denton Independent School District GO	0.000%	8/15/22	5,000	4,988
	Denton Independent School District GO	5.000%	8/15/24	2,850	3,287
	Denton Independent School District GO	5.000%	8/15/25	1,170	1,370
	Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,738
	Denton TX GO	5.000%	2/15/24	1,430	1,615
	Dickinson Independent School District GO	4.000%	2/15/27	2,125	2,527
	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,424
	Dickinson Independent School District GO PUT	1.350%	8/2/21	2,600	2,608
	Donna TX Independent School District GO	5.000%	2/15/24	250	283
	Donna TX Independent School District GO	5.000%	2/15/25	500	587
	Donna TX Independent School District GO	5.000%	2/15/26	500	607
	Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,721
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	16,097
	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,409
	Eanes Independent School District GO	5.000%	8/1/26	2,470	3,041
	Ector County Hospital District GO	5.000%	9/15/21	200	203
	Ector County Hospital District GO	5.000%	9/15/22	210	221
	Ector County Hospital District GO	5.000%	9/15/24	445	499
	Ector County Hospital District GO	5.000%	9/15/25	250	288
	Ector County Hospital District GO	5.000%	9/15/26	700	823
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,276
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,637
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	2,014
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,327
	El Paso TX GO	5.000%	8/15/21	410	416
	El Paso TX GO	5.000%	8/15/21	5,615	5,692
	El Paso TX GO	5.000%	8/15/22	400	425
	El Paso TX GO	5.000%	8/15/22	435	462
	El Paso TX GO	5.000%	8/15/22	2,860	3,040
	El Paso TX GO	5.000%	8/15/23	255	283
	El Paso TX GO	5.000%	8/15/24	135	156
	El Paso TX GO	5.000%	8/15/24	350	404
	El Paso TX GO	5.000%	8/15/24	480	554
	El Paso TX GO	5.000%	8/15/25	645	769
	El Paso TX GO	5.000%	8/15/25	2,210	2,636
	El Paso TX GO	5.000%	8/15/25	1,005	1,199
	El Paso TX GO	5.000%	8/15/26	1,010	1,242
	El Paso TX GO	5.000%	8/15/26	1,110	1,365
	El Paso TX GO	5.000%	8/15/26	685	842
	El Paso TX GO	5.000%	8/15/27	715	902
	El Paso TX GO	5.000%	8/15/27	50	58
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,185
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,628
	El Paso TX Water & Sewer Water Revenue, Prere.	5.000%	3/1/22	2,500	2,601

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	265	272
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	105	108
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	610
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	666
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	38
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	282
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	363
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	720
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	73
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	191
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,387
	Fort Bend County TX GO	5.000%	3/1/24	3,770	4,271
	Fort Bend County TX GO	5.000%	3/1/24	190	215
	Fort Bend County TX GO	5.000%	3/1/24	500	566
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,267
	Fort Bend County TX GO	5.000%	3/1/25	200	235
	Fort Bend County TX GO	5.000%	3/1/25	500	587
	Fort Bend County TX GO	5.000%	3/1/26	425	514
	Fort Bend County TX GO	5.000%	3/1/26	720	871
	Fort Bend County TX GO	5.000%	3/1/27	250	311
	Fort Bend County TX GO	5.000%	3/1/27	500	622
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	208
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	217
	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	3,071
	Fort Bend Independent School District GO	5.000%	8/15/25	2,215	2,646
	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,194
	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,637
	Fort Bend Independent School District GO	5.000%	8/15/26	3,000	3,694
	Fort Bend Independent School District GO	5.000%	8/15/26	760	936
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,280	10,315
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,565	10,803
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,750	3,784
	Fort Worth Independent School District GO	5.000%	2/15/23	850	923
	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,891
	Fort Worth Independent School District GO	5.000%	2/15/24	1,500	1,699
	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,327
	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,260
	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,475
	Fort Worth Independent School District GO	5.000%	2/15/26	1,500	1,819
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	6,107
	Fort Worth Independent School District GO	5.000%	2/15/27	960	1,160
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,324
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/24	1,940	2,196
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,271
	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,590
	Friendswood Independent School District GO	4.000%	2/15/26	1,410	1,641
	Friendswood Independent School District GO	4.000%	2/15/27	625	743
	Friendswood Independent School District GO	4.000%	2/15/28	645	781
	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,631
	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,437
	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,271
	Frisco Independent School District GO	5.000%	8/15/25	2,640	3,156
	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,256
	Frisco Independent School District GO	4.000%	2/15/27	7,260	8,646
	Frisco Independent School District GO	4.000%	2/15/28	5,690	6,911
	Frisco TX GO	5.000%	2/15/24	10,000	10,866
	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,190
	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,865
	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,195
	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,465
	Galveston County TX GO	4.000%	2/1/22	1,110	1,142
	Galveston County TX GO	4.000%	2/1/23	840	895
	Galveston County TX GO	4.000%	2/1/24	1,000	1,099
	Galveston County TX GO	4.000%	2/1/25	1,085	1,226
	Garland Independent School District GO	5.000%	2/15/26	6,255	7,347
	Garland Independent School District GO	5.000%	2/15/28	1,640	2,100
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	842
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	750	899
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	750	923

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,869
	Garland TX GO	5.000%	2/15/25	800	936
	Garland TX GO	5.000%	2/15/26	690	833
	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	8,002
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,844
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,719
	Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,923
	Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	5,500	5,504
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,092
	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,336
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	197,367
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	26,520	29,393
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,117
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,511
	Grapevine-Colleyville Independent School District GO	4.000%	8/15/21	200	202
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/25	1,450	1,469
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,792
	Hallsville TX Independent School District GO	5.000%	2/15/24	1,895	2,146
	Hallsville TX Independent School District GO	5.000%	2/15/25	2,515	2,956
	Hallsville TX Independent School District GO	5.000%	2/15/26	1,490	1,811
	Hallsville TX Independent School District GO	5.000%	2/15/27	4,000	5,008
	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,687
	Harlandale Independent School District GO PUT	0.750%	8/15/25	7,350	7,353
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/21	760	779
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	643
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	849
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,187
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,079
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,611
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,950	3,022
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	526
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,735
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,068
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,215
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,077
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	768
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,392
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,679
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,425
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,312
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,802
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	695	830
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	6,119
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	9,931
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,646
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,320	1,419
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,552
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	10,019
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,215	16,237
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,653
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	12/1/22	6,500	6,481
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	27,070	27,070
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,382
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,729
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,820
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	3,065
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,280
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,164
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	3,140
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	2,555	3,256
	Harris County TX GO	0.000%	6/3/21	6,230	6,230
	Harris County TX GO	5.000%	10/1/22	10,025	10,722
	Harris County TX GO	5.000%	10/1/23	8,575	9,166
	Harris County TX GO	5.000%	10/1/23	3,950	4,222
	Harris County TX GO	5.000%	10/1/24	9,000	9,617
	Harris County TX GO	5.000%	10/1/24	6,580	7,633
	Harris County TX GO	5.000%	10/1/24	3,315	3,845

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	5.000%	10/1/25	1,800	2,160
	Harris County TX GO	5.000%	10/1/25	1,140	1,368
	Harris County TX GO	5.000%	10/1/26	1,570	1,886
	Harris County TX GO	5.000%	10/1/27	5,030	6,387
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,724
	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	979
[6]	Hays County TX	2.500%	9/15/25	255	258
	Hays County TX GO	5.000%	2/15/23	1,120	1,214
	Hays County TX GO	5.000%	2/15/23	840	911
	Hays County TX GO	5.000%	2/15/24	1,035	1,168
	Hays County TX GO	5.000%	2/15/24	840	948
	Hays County TX GO	5.000%	2/15/25	1,265	1,478
	Hays County TX GO	5.000%	2/15/25	850	993
	Hays County TX GO	5.000%	2/15/26	1,600	1,929
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	420
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	380
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	496
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	525	624
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,099
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,185
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,292
	Houston Community College System GO	5.000%	2/15/25	1,655	1,940
	Houston Community College System GO	5.000%	2/15/26	800	968
	Houston Community College System GO	5.000%	2/15/26	3,005	3,637
	Houston Community College System GO	5.000%	2/15/26	3,000	3,631
	Houston Community College System GO	5.000%	2/15/27	2,870	3,575
	Houston Community College System GO	5.000%	2/15/27	2,655	3,307
	Houston Community College System GO	5.000%	2/15/27	4,450	5,543
	Houston Community College System GO	5.000%	2/15/28	1,570	2,003
	Houston Community College System GO	5.000%	2/15/28	1,235	1,576
	Houston Independent School District GO	5.000%	2/15/24	20,455	23,169
	Houston Independent School District GO	5.000%	2/15/25	8,525	10,017
	Houston Independent School District GO PUT	2.400%	6/1/21	3,400	3,406
	Houston Independent School District GO PUT	2.400%	6/1/21	3,000	3,005
	Houston Independent School District GO PUT	2.250%	6/1/22	21,125	21,606
	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	5,037
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,854
	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,610
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	211
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,637
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	3,535	4,189
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,725	2,044
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,250	2,747
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,755	2,198
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,758
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,405	3,084
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,795
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.060%	5/6/21	24,750	24,750
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	5,075	5,083
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,439
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,862
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	8,328
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	291
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	2,060	2,399
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,812
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,000	5,091
[3]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.437%	8/1/21	52,650	52,659
	Houston TX GO	5.000%	3/1/24	2,315	2,625
	Houston TX GO	5.000%	3/1/24	10,000	11,341
	Houston TX GO	5.000%	3/1/25	5,000	5,874
	Houston TX GO	5.000%	3/1/26	3,530	4,278
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,040
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/21	1,500	1,515
	Humble Independent School District GO	5.500%	2/15/25	1,630	1,946
	Humble Independent School District GO	4.000%	2/15/26	4,000	4,526
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,645	1,892
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,271
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,250	5,058
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,250	1,494

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,375	1,644
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,541
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/21	250	255
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	267
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	389
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	592
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	593
[3]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	10/15/23	1,550	1,558
	Irving Independent School District GO	5.000%	2/15/25	2,280	2,679
	Irving TX GO	5.000%	9/15/25	3,090	3,693
	Irving TX GO	5.000%	9/15/26	3,150	3,879
	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	2,136
	Katy Independent School District GO	4.000%	2/15/24	410	437
	Katy Independent School District GO	4.000%	2/15/25	1,000	1,066
[3]	Katy Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.357%	8/16/21	14,350	14,351
	Kaufman County TX GO	5.000%	2/15/25	255	299
	Kaufman County TX GO	5.000%	2/15/25	125	147
	Kaufman County TX GO	5.000%	2/15/26	200	242
	Kaufman County TX GO	5.000%	2/15/26	165	200
	Kaufman County TX GO	5.000%	2/15/27	200	250
	Kaufman County TX GO	5.000%	2/15/27	175	218
	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	7,366
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21	800	810
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,059
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	281
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	388
	Klein Independent School District GO	5.000%	8/1/21	7,560	7,650
	Klein Independent School District GO	5.000%	8/1/24	375	433
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,347
	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,256
	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,963
	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,804
	Lake Travis Independent School District GO PUT, Prere.	1.000%	2/15/22	3,075	3,135
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	515
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,039
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,265	1,286
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,296
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,629
	Laredo TX GO	5.000%	2/15/27	240	290
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	281
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	278
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	135
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	254
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	332
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	273
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	528
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	554
	Leander Independent School District GO	0.000%	8/16/21	5,395	5,393
	Leander Independent School District GO	0.000%	8/16/22	9,615	9,593
	Leander Independent School District GO	0.000%	8/16/23	8,500	8,446
	Leander Independent School District GO	5.000%	8/15/24	850	980
	Leander Independent School District GO	5.000%	8/15/25	2,860	3,413
	Leander Independent School District GO	5.000%	8/15/27	5,335	6,560
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	381
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,768
	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,152
	Lewisville Independent School District GO	5.000%	8/15/25	1,800	2,152
	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,978
	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,737
	Lewisville Independent School District GO	5.000%	8/15/26	2,535	3,124
	Little Elm Independent School District GO PUT	0.680%	8/15/25	3,250	3,241
	Lone Star College System GO	5.000%	2/15/22	6,085	6,318
	Longview Independent School District GO	5.000%	2/15/26	275	333
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	525
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	5,000	5,247

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,097
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	384
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,630
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,185
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	569
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	2,016
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,020	1,200
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	588
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	506
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,420	2,846
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,873
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,425
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,212
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,600	3,152
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,330
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,985
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,243
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,250	2,797
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	636
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,360	3,001
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/21	1,265	1,267
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	7,645	7,656
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,460
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,230
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,154
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,323
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,692
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,175
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,525
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,846
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,162
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,135	1,335
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,771
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,723
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	5,105	5,352
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,327
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,701
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,873
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,531
	Lubbock TX GO	5.000%	2/15/22	645	670
	Lubbock TX GO	5.000%	2/15/25	3,160	3,569
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/26	400	485
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/27	350	436
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	447
	Mainland College GO	5.000%	8/15/22	625	664
	Mainland College GO	5.000%	8/15/23	515	570
	Mainland College GO	5.000%	8/15/24	280	322
	Mainland College GO	5.000%	8/15/25	350	416
	Mainland College GO	5.000%	8/15/26	400	490
	Mainland College GO	5.000%	8/15/27	500	629
	Manor Independent School District GO	5.000%	8/1/25	1,100	1,308
	Manor Independent School District GO	5.000%	8/1/26	840	1,029
	Manor Independent School District GO	5.000%	8/1/27	1,255	1,579
	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,798
	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,559
	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,734
	Mansfield Independent School District GO PUT	2.500%	8/1/21	4,625	4,650
	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,886
	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,509
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,560
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,218
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,747
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	3,085
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	590	599
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	607
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	524
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	664
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,294
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,494

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,570	1,889
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,600	3,019
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,430	2,924
	Midlothian Independent School District GO	5.000%	2/15/24	500	565
	Midlothian Independent School District GO	5.000%	2/15/25	370	433
	Midlothian Independent School District GO	5.000%	2/15/26	550	664
	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,700
	Midlothian Independent School District GO	5.000%	2/15/27	700	869
	Midlothian Independent School District GO	5.000%	2/15/27	2,425	3,010
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,426
[7]	Midway Independent School District GO	5.000%	8/1/26	1,320	1,618
	Midway Independent School District GO	5.000%	8/15/26	750	920
[7]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,793
	Midway Independent School District GO	5.000%	8/15/27	500	629
[7]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,493
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	832
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	275
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	570
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	882
	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,283
	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,225
	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,405
	New Braunfels TX Utility System Revenue	0.100%	5/5/21	7,500	7,500
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,275	8,342
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,158
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	3,010
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,165
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	822
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	918
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	709
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,305
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,730
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	223
[2,6]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	6,500	6,500
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,067
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,109
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	802
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	954
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,217
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,431
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,386
	North East TX Independent School District GO	5.250%	2/1/24	1,100	1,251
	North East TX Independent School District GO	5.000%	8/1/25	400	477
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,396
	North East TX Independent School District GO	5.000%	8/1/26	400	492
	North East TX Independent School District GO PUT	1.420%	8/1/21	6,640	6,661
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,895
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,725
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	869
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	813
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	2,530	3,136
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	4,374
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,661
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	864
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,450	1,720
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,040
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	580	694
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	500	616
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	750	950
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	6,765	6,979
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,675	1,728
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,640	2,723
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,077
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,322
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,815	3,033
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,458

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,888
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,150	1,289
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,898
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,808
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,572
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,438
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,290
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,359
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,070	2,410
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	7,387
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15,760	17,677
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,950	3,179
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,135	1,322
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,262
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	22,878
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,828
North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/22	11,095	11,450
Northside Independent School District GO	5.000%	8/15/24	925	1,069
Northside Independent School District GO	5.000%	8/15/24	770	890
Northside Independent School District GO	5.000%	8/15/24	750	866
Northside Independent School District GO	5.000%	2/15/25	3,520	3,977
Northside Independent School District GO	5.000%	8/15/25	1,300	1,554
Northside Independent School District GO	5.000%	8/15/25	1,155	1,381
Northside Independent School District GO	5.000%	8/15/25	1,000	1,195
Northside Independent School District GO	4.000%	8/15/26	3,000	3,542
Northside Independent School District GO	5.000%	8/15/26	970	1,196
Northside Independent School District GO PUT	2.000%	6/1/21	2,400	2,403
Northside Independent School District GO PUT	1.750%	6/1/22	10,820	10,823
Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,250
Northside Independent School District GO PUT	1.600%	8/1/24	16,635	17,239
Northside Independent School District GO PUT	0.700%	6/1/25	11,000	11,053
Odessa Junior College District GO	5.000%	8/15/23	500	552
Odessa Junior College District GO	5.000%	8/15/25	610	723
Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/21	1,000	1,026
Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,212
Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,510
Pearland Independent School District GO	5.000%	2/15/24	835	944
Pearland TX GO	5.000%	3/1/22	720	749
Pearland TX GO	5.000%	3/1/23	470	512
Pearland TX GO	5.000%	3/1/24	830	941
Pearland TX GO	5.000%	3/1/25	685	805
Pearland TX GO	5.000%	3/1/26	600	728
Pearland TX GO	5.000%	3/1/26	3,560	4,318
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/21	240	244
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	170
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	411
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	805
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,218
Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,242
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/21	4,175	4,207
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	3,049
Pflugerville Independent School District GO	5.000%	2/15/24	1,015	1,150
Pflugerville Independent School District GO	5.000%	2/15/25	1,750	2,056
Pflugerville Independent School District GO	5.000%	2/15/26	1,520	1,845
Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,772
Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,196
Pflugerville TX GO	5.000%	8/1/26	805	989
Pflugerville TX GO	5.000%	8/1/26	450	553
Pflugerville TX GO	5.000%	8/1/27	725	916
Pflugerville TX GO	5.000%	8/1/27	655	827
Pflugerville TX GO	5.000%	8/1/28	1,145	1,480
Pflugerville TX GO	5.000%	8/1/28	500	646
Plainview Independent School District GO	5.000%	2/15/24	1,155	1,304
Plainview Independent School District GO	5.000%	2/15/25	995	1,163
Plainview Independent School District GO	5.000%	2/15/26	545	657
Plainview Independent School District GO	5.000%	2/15/27	655	812
Plano Independent School District GO	5.000%	2/15/25	5,065	5,952
Plano Independent School District GO	4.000%	2/15/26	1,860	1,915
Port Arthur Independent School District GO	5.000%	2/15/24	555	624

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,604
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/21	8,945	9,122
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,910
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,750	3,394
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,040	3,849
	Prosper Independent School District GO	5.000%	2/15/26	1,065	1,292
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	0.040%	5/5/21	29,850	29,850
	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,475
	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,844
	Rockland County TX GO	5.000%	2/1/23	205	222
	Rockland County TX GO	5.000%	2/1/25	535	626
	Rockland County TX GO	5.000%	2/1/26	550	665
	Rockland County TX GO	5.000%	2/1/27	800	994
	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,760
	Rockwall TX GO	5.000%	8/1/21	800	809
	Rockwall TX GO	5.000%	8/1/22	2,780	2,947
	Rockwall TX GO	5.000%	8/1/23	1,660	1,832
	Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,321
	Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,661
[7]	Round Rock Independent School District GO	5.000%	8/1/24	325	375
	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,194
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,423
	Round Rock Independent School District GO	5.000%	8/1/25	7,000	8,356
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,849
[7]	Round Rock Independent School District GO	5.000%	8/1/25	500	597
	Round Rock Independent School District GO	5.000%	8/1/26	5,065	6,239
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,858
	Round Rock Independent School District GO	5.000%	8/1/27	5,000	6,318
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,267
[7]	Round Rock Independent School District GO	5.000%	8/1/27	1,250	1,579
[7]	Round Rock Independent School District GO	5.000%	8/1/28	750	970
[5]	Round Rock Independent School District GO PUT, 6.000% coupon rate effective 8/1/21	1.500%	8/1/21	3,700	3,712
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	7,120	7,210
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	356
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	2,081
	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,958
	San Antonio Independent School District GO	5.000%	8/15/28	4,460	5,767
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	8,153
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,760	6,847
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	13,625	13,643
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,175	13,678
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,865	14,333
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,530
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	15,722
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	3,350	3,394
[2,6]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.090%	5/6/21	12,700	12,700
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,143
	San Antonio TX GO	5.000%	2/1/25	4,495	5,085
	San Antonio TX GO	5.000%	8/1/26	140	172
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,012
	San Antonio TX GO, Prere.	5.000%	8/1/21	4,735	4,791
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,310
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,434
	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	11,169
	San Antonio Water System Water Revenue	5.000%	5/15/21	1,000	1,002
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	769
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	367
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,345	1,668
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	40,000	40,340
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,250	12,556
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,705	9,305
	San Jacinto Community College District GO	5.000%	2/15/24	500	565
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,171
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,361
	San Jacinto Community College District GO	5.000%	2/15/27	550	684
	San Jacinto Community College District GO	5.000%	2/15/28	560	714
	San Marcos Consolidated Independent School District GO	5.000%	8/1/27	1,000	1,263
	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	4,150
	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,527

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,351
	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,719
	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,168
	Socorro Independent School District GO	5.000%	8/15/25	600	712
	Southside Independent School District GO	5.000%	8/15/23	300	332
	Southside Independent School District GO	5.000%	8/15/24	250	287
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,216
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	778
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	577
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,949
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,225
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	377
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	197
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	385
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	211
	Southwest Independent School District GO	4.000%	2/1/25	570	646
	Southwest Independent School District GO	4.000%	2/1/26	500	581
	Southwest Independent School District GO	5.000%	2/1/27	650	808
	Spring Branch Independent School District GO	5.000%	2/1/25	1,290	1,514
	Spring Branch Independent School District GO	5.000%	2/1/27	3,000	3,739
	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	4,030
	Spring Independent School District GO	5.000%	8/15/25	510	609
	Spring Independent School District GO	5.000%	8/15/26	1,300	1,548
	Spring Independent School District GO	5.000%	8/15/26	500	616
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,519
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,532
	Sugar Land TX GO	5.000%	2/15/22	250	259
	Sugar Land TX GO	5.000%	2/15/23	370	402
	Sugar Land TX GO	5.000%	2/15/24	500	566
	Sugar Land TX GO	5.000%	2/15/25	500	587
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,105	1,113
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,200	1,218
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	2,400	2,447
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	923
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	824
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,221
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,729
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,000	3,318
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,237
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	494
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	614
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,340
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.450%	12/16/22	47,305	47,322
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	5,500	5,500
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	12,765	12,765
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	23,750	23,750
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	19,000	19,000
	Temple TX Utility System Water Revenue	5.000%	8/1/22	500	530
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	393
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	478
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	1,065
	Temple TX Utility System Water Revenue	5.000%	8/1/26	2,505	3,071
	Temple TX Utility System Water Revenue	5.000%	8/1/27	1,000	1,261
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,000	1,289
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,412
	Texas A&M University Revenues	0.100%	7/6/21	21,075	21,076
	Texas City Independent School District GO	4.000%	2/15/25	1,930	2,187
	Texas City TX Independent School District GO	5.000%	8/15/22	275	292
	Texas City TX Independent School District GO	5.000%	8/15/23	590	654
	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,900
	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,659
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,965	11,207
	Texas GO	5.000%	10/1/21	15,045	15,347
	Texas GO	5.000%	8/1/22	965	1,024
	Texas GO	5.000%	10/1/22	17,095	18,276
	Texas GO	5.000%	8/1/24	945	956
	Texas GO	5.000%	10/1/24	9,655	11,203

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	4/1/25	4,080	4,814
	Texas GO	5.000%	8/1/25	2,000	2,387
	Texas GO	5.000%	8/1/25	950	961
	Texas GO	5.000%	8/1/25	2,875	3,317
	Texas GO	5.000%	8/1/25	2,510	2,995
	Texas GO	5.000%	10/1/25	1,660	1,992
	Texas GO	5.000%	10/1/26	7,770	9,010
	Texas GO	5.000%	8/1/27	2,000	2,024
	Texas GO	5.000%	10/1/27	2,895	3,355
	Texas GO	5.000%	10/1/27	4,285	4,865
	Texas GO PUT	1.850%	8/1/22	900	901
[3]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	10/1/21	92,100	92,177
	Texas GO VRDO	0.060%	5/5/21	53,725	53,725
	Texas GO VRDO	0.060%	5/5/21	8,105	8,105
[2]	Texas GO VRDO	0.060%	5/5/21	1,800	1,800
	Texas GO VRDO	0.060%	5/5/21	12,610	12,610
	Texas GO VRDO	0.070%	5/5/21	56,080	56,080
	Texas GO VRDO	0.080%	5/5/21	46,210	46,210
[2]	Texas GO VRDO	0.090%	5/5/21	7,315	7,315
	Texas GO VRDO	0.090%	5/5/21	12,645	12,645
	Texas GO VRDO	0.090%	5/5/21	24,000	24,000
	Texas GO, Prere.	5.000%	8/1/21	55	56
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,528
	Texas GO, Prere.	5.000%	4/1/24	10,115	11,516
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,567
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	565	581
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,419
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,845
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,763
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,674
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	4,215	5,130
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,850	7,282
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	12,260	15,525
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,952
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	938
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,585
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	28,995	34,061
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	500	502
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	810	813
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	420	421
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	450	452
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/21	1,250	1,284
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	778
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	2,036
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	694
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	628
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	677
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,486
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	3,086
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	3,810	4,242
	Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,084
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,818
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,356
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,839
	Texas State University System College & University Revenue	5.000%	3/15/26	750	846
	Texas State University System College & University Revenue	5.000%	3/15/27	130	152
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	5,020
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,970
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,502
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,525	3,037
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	8,500	8,634
[2]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.080%	5/5/21	36,750	36,750
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,765
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,324
	Texas Water Development Board Water Revenue	5.000%	4/15/24	3,230	3,686
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,595	2,961
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,743
	Texas Water Development Board Water Revenue	5.000%	10/15/24	3,080	3,581

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,338
	Texas Water Development Board Water Revenue	5.000%	4/15/25	3,170	3,752
	Texas Water Development Board Water Revenue	5.000%	8/1/25	630	753
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,050	7,234
	Texas Water Development Board Water Revenue	5.000%	10/15/27	4,000	5,098
	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,875
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,601
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,376
	Travis County TX GO	2.000%	3/1/22	5,530	5,618
	Travis County TX GO	5.000%	3/1/24	2,750	3,114
	Travis County TX GO	5.000%	3/1/25	5,000	5,870
	Travis County TX GO	5.000%	3/1/26	5,000	6,060
[2,6]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,723
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,208
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	120
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,632
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,477
	University of Houston College & University Revenue	5.000%	2/15/25	11,385	13,350
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	7,340
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	10,776
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,083
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,388
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,558
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,337
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,137
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	6,503
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,569
	University of Texas System College & University Revenue	5.000%	8/15/25	3,790	4,527
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,517
	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	4,437
	Waco TX GO	4.000%	2/1/23	1,415	1,510
	Waco TX GO	4.000%	2/1/24	1,475	1,625
	Waco TX GO	4.000%	2/1/25	3,070	3,481
	Waco TX GO	4.000%	2/1/26	3,185	3,703
	Waco TX GO	4.000%	2/1/27	1,660	1,971
	Waco TX GO	4.000%	2/1/28	1,725	2,086
	Waco TX GO	4.000%	2/1/29	3,590	4,319
	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	1,024
	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	674
[1]	West Travis County Public Utility Agency Water Revenue	3.000%	8/15/21	200	202
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	329
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,170
	Williamson County TX GO	5.000%	2/15/28	25	29
	Willis Independent School District GO	4.000%	2/15/26	650	757
	Willis Independent School District GO	4.000%	2/15/27	795	946
	Willis Independent School District GO	4.000%	2/15/28	1,955	2,370
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,247
	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,210
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,651
	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,207
	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,274
					3,853,589
Utah (0.3%)
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,617
	Davis School District GO	4.000%	6/1/25	4,395	4,958
	Granite School District Board of Education GO	5.000%	6/1/25	4,355	5,175
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,512
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,875
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	2,500	2,519
	University of Utah College & University Revenue	5.000%	8/1/26	475	585
	University of Utah College & University Revenue	5.000%	8/1/26	850	1,046
	University of Utah College & University Revenue	5.000%	8/1/27	500	633
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,150	1,220
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	104
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	173
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	190
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	156
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	149

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	23,670
	Utah County UT Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/21	1,165	1,167
	Utah GO	5.000%	7/1/24	2,500	2,878
	Utah GO	5.000%	7/1/25	3,010	3,591
	Utah GO	5.000%	7/1/26	9,000	11,079
	Utah GO	5.000%	7/1/27	17,000	21,505
	Utah GO, Prere.	5.000%	1/1/25	9,355	10,942
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	290
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	647
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	585	588
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	748
	Washington County School District Board of Education GO	5.000%	3/1/24	200	227
					107,244
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	597
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	615
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/21	360	370
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	698
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	577
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/24	2,445	2,837
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/26	885	1,054
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	930	1,190
					7,938
Virgin Islands (0.0%)
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/21	2,000	2,025
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,101
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	172
					4,298
Virginia (1.4%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	441
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	314
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,378
	Arlington County VA GO	5.000%	6/15/23	7,815	8,619
	Arlington County VA GO	5.000%	6/15/24	8,575	9,851
	Arlington County VA GO	5.000%	6/15/25	8,225	9,799
	Arlington County VA GO	5.000%	6/15/26	8,190	10,077
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	8,454
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	14,854
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	65,256
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,179
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	1,024
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	1,005
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,544
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/24	250	252
	Commonwealth of Virginia GO	5.000%	6/1/25	175	208
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,309
	Fairfax County Economic Development Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	1,000	1,286
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	15,902
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	8,350	8,350
	Fairfax County VA GO	3.000%	10/1/22	9,555	9,946
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,749
	Fairfax County VA GO	5.000%	10/1/28	2,000	2,508
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	11,411
	Halifax County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.450%	4/1/22	11,000	11,014
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,370	37,350
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	773
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	567
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,157
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,920
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/21	1,250	1,250
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,759
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	530	537
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	852
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,066
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.070%	5/5/21	25,300	25,300
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,206
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	0.070%	5/5/21	18,955	18,955
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	8,011

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,557
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,122
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,712
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,176
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,677
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,685
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	385	396
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,062
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	895
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	765
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	2,047
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,157
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	2,800	2,846
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	3,028
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,282
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,675	1,718
[6]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	225	229
[2,6]	Portsmouth VA GO TOB VRDO	0.050%	5/3/21	990	990
[2]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	13,035	13,035
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	313
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	705
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	1,033
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,102
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,167
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	250	253
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	437
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	750	870
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,424
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	3,000	3,390
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	19,584
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	12,720
	Virginia College Building Authority College & University Revenue	5.000%	9/1/21	12,155	12,349
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,004
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,145
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	999
[6]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,030
	Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/21	6,430	6,530
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,050
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,729
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,848
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	9,245
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	4,122
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	3,077
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,772
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	7,240
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	8,435	10,070
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,080	3,677
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,061
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	16
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,662
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	8,239
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	3,175
	Virginia Resources Authority Lease Revenue	5.000%	11/1/25	2,730	3,292
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/25	2,015	2,429
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	285	294
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	674
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,430
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,215
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,782
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,815	5,942
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,105
					515,013
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,294
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	11/1/21	14,575	14,576
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/1/23	16,125	16,203
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.060%	5/5/21	8,495	8,495

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	2,917
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,633
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	8,080
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	2,560	2,897
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	500	603
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	1,000	1,243
	Cowlitz County School District No. 402 Kalama GO	5.000%	12/1/27	1,000	1,270
	Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	5,031
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,678
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	5,865	6,976
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	6,362
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,045	8,893
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	12,856
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,655	13,864
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	567
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	286
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	235	274
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	14,277
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,828
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/21	200	200
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	129
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	231
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	153
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	519
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	761
	King County School District No. 216 Enumclaw GO	5.000%	12/1/21	2,265	2,329
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,356
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,770
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,692
	King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	3,370
	King County School District No. 412 Shoreline GO	4.000%	12/1/28	2,700	3,319
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	897
	King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	194
	King County School District No. 414 Lake Washington GO	4.000%	12/1/25	2,840	3,297
	King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	627
	King County WA GO	5.000%	1/1/25	1,800	1,902
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,698
	King County WA Sewer Revenue	5.000%	1/1/26	4,020	4,244
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,252
	King County WA Sewer Revenue	5.000%	7/1/27	2,880	3,524
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/21	575	587
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	381
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	303
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	390
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	561
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	582
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	903
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	942
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	582
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,203
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	243
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	516
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/27	1,300	1,571
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,528
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,455
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,730	3,284
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,059
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	572
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.060%	5/5/21	18,000	18,000
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,578
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	23
	Seattle WA GO	5.000%	6/1/22	15,755	16,584
	Seattle WA GO	5.000%	9/1/25	5,015	5,216
	Seattle WA GO	5.000%	6/1/26	4,000	4,755
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	5,912
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,910	3,479
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.350%	11/1/21	24,785	24,786
	Seattle WA Water System Water Revenue	5.000%	5/1/21	1,180	1,180

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,406
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,065
	Snohomish & Island Counties School District No. 401 Stanwood-Camano GO	5.000%	12/15/25	1,000	1,206
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	753
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,456
	Spokane County WA GO	5.000%	12/1/25	800	964
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	789
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	785
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,701
	University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,044
	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,093
	University of Washington College & University Revenue	5.000%	4/1/23	115	126
	University of Washington College & University Revenue	5.000%	4/1/24	1,050	1,196
	University of Washington College & University Revenue	5.000%	4/1/24	385	439
	University of Washington College & University Revenue	5.000%	4/1/25	3,265	3,858
	University of Washington College & University Revenue	5.000%	4/1/25	310	366
	University of Washington College & University Revenue	5.000%	12/1/25	1,175	1,420
	University of Washington College & University Revenue	5.000%	4/1/26	3,905	4,770
	University of Washington College & University Revenue	5.000%	4/1/26	1,000	1,222
	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,667
	University of Washington College & University Revenue	5.000%	4/1/29	1,000	1,320
	Washington COP	5.000%	7/1/21	2,870	2,892
	Washington GO	5.000%	6/1/22	1,500	1,579
	Washington GO	5.000%	6/1/23	1,500	1,651
	Washington GO	5.000%	2/1/24	1,585	1,793
	Washington GO	5.000%	6/1/24	1,625	1,862
	Washington GO	5.000%	7/1/24	10,000	10,562
	Washington GO	5.000%	7/1/24	4,480	4,732
	Washington GO	5.000%	8/1/24	13,825	15,944
	Washington GO	5.000%	2/1/25	2,960	3,346
	Washington GO	5.000%	2/1/25	1,100	1,243
	Washington GO	5.000%	6/1/25	3,000	3,563
	Washington GO	4.000%	7/1/25	1,020	1,064
	Washington GO	5.000%	7/1/25	12,500	13,200
	Washington GO	5.000%	8/1/25	9,215	11,005
	Washington GO	5.000%	8/1/25	405	484
	Washington GO	5.000%	8/1/25	5,135	6,132
	Washington GO	4.000%	7/1/26	28,260	29,443
	Washington GO	5.000%	7/1/26	2,550	2,692
	Washington GO	5.000%	8/1/26	12,420	15,305
	Washington GO	5.000%	8/1/26	9,015	9,972
	Washington GO	5.000%	8/1/26	460	567
	Washington GO	5.000%	8/1/26	5,570	6,864
	Washington GO	5.000%	6/1/27	5,200	6,553
	Washington GO	5.000%	2/1/28	6,750	8,651
	Washington GO	4.000%	7/1/29	10,000	10,728
	Washington GO	5.000%	8/1/31	15,015	18,724
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,929
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	6,173
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,006
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	1,000	1,011
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	868
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,058
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,977
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,155
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	804
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,631
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,176
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,352
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,599
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	800
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,355
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,725
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	3,085	3,145
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,184
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,500	18,033
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	17,381
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.460%	1/1/25	615	619

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	3,375	3,375
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	1,020	1,046
[2,6]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	0.100%	5/6/21	9,500	9,500
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/22	540	554
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	663
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	2,675	2,673
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (SAG Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,137
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	16,025	16,025
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,566
	Washington State University College & University Revenue	5.000%	10/1/22	650	694
	Washington State University College & University Revenue	5.000%	10/1/23	350	389
	Washington State University College & University Revenue	5.000%	10/1/24	585	675
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,260
					636,477
West Virginia (0.3%)
[4]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,921
[4]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,814
[4]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,626
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	664
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,314
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,810
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,715
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,131
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,250
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,581
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,490
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,105
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	771
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,156
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,363
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,823
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,119
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,229
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,628
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	11,000	11,000
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,461
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,692
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,921
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	12,196
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/21	750	756
					102,536
Wisconsin (1.1%)
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,858
	Madison WI GO	4.000%	10/1/25	8,040	9,304
	Milwaukee WI GO	5.000%	4/1/22	3,715	3,875
	Milwaukee WI GO	5.000%	4/1/23	930	1,013
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,178
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,720
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,388
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,566
	Milwaukee WI GO	5.000%	4/1/26	1,885	2,274
	Milwaukee WI GO	5.000%	4/1/27	10,320	12,791
	Milwaukee WI GO	5.000%	4/1/27	5,170	6,408
	Milwaukee WI GO	5.000%	4/1/27	1,405	1,741
	Milwaukee WI GO	5.000%	4/1/27	1,505	1,865
	Milwaukee WI GO	5.000%	4/1/28	550	696
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/21	3,440	3,452
[7]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	609
[7]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/27	1,000	1,249
[7]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,298
	Neenah Joint School District GO	5.000%	3/1/26	3,375	4,085
	Neenah Joint School District GO	5.000%	3/1/27	3,690	4,595
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,429
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,516
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	4,830	4,847

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/21	2,220	2,228
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,242
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,233
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	161
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,426
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	885
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	306
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,789
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,845
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	489
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,755
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	5,104
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	528
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	486
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,462
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,555
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	1,059
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	660	822
	Sauk Prairie School District GO	5.000%	3/1/26	225	270
	Sauk Prairie School District GO	5.000%	3/1/27	225	277
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	381
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	399
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,410	2,622
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/3/21	2,455	2,455
	Verona Area School District GO	5.000%	4/1/25	3,315	3,890
	Waukesha School District GO	4.000%	4/1/24	780	862
	Waukesha School District GO	4.000%	4/1/25	825	937
	Waukesha WI GO	2.000%	10/1/23	1,265	1,319
	Waukesha WI GO	5.000%	10/1/24	200	232
	Waukesha WI GO	2.000%	10/1/26	2,455	2,626
	Waukesha WI GO	5.000%	10/1/26	265	326
	Waukesha WI GO	2.000%	10/1/27	3,000	3,226
	Waukesha WI GO	5.000%	10/1/27	280	354
	Waukesha WI GO	2.000%	10/1/28	3,000	3,214
	Waukesha WI GO	5.000%	10/1/28	265	341
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,520
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,838
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	935
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	236
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,329
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	1,265	1,457
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	1,920	2,292
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,746
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	823
	Wisconsin GO	5.000%	5/1/24	7,920	8,688
	Wisconsin GO	5.000%	5/1/27	4,000	4,627
	Wisconsin GO	5.000%	5/1/27	11,445	14,383
	Wisconsin GO	5.000%	11/1/27	1,755	2,137
	Wisconsin GO	5.000%	5/1/28	3,800	4,897
	Wisconsin GO, Prere.	5.000%	5/1/21	1,000	1,000
	Wisconsin GO, Prere.	5.000%	5/1/22	135	141
	Wisconsin GO, Prere.	5.000%	5/1/22	9,310	9,761
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	20,418
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	5,396
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/21	630	642
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	346
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	373
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	388
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	360
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	402
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	711
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,341
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	110	111
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/21	850	867
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,485	2,548
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/21	1,470	1,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,176

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,044
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	114
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	821
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,305
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,091
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	581
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	131
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	548
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,217
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,138
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,091
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	166
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	564
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	862
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	579
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	17,561
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	149
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	820
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,208
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	383
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	752
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	20,381
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	244
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,687
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,400	1,447
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	21,469
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,974
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	3,063
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	9,950
[2,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	5/6/21	6,000	6,000
[2,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.375%	8/15/21	4,000	4,048
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,339
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	1,950	1,952
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,272
	Wisconsin State Extendible GO	0.000%	5/20/21	17,574	17,574
					396,586
Wyoming (0.2%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	110	114
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	129
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	133
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	136
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	110
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	212
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	263
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	145
	Lincoln County WY Resource Recovery Revenue VRDO	0.040%	5/3/21	36,910	36,910
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	35,135
[3]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.380%	9/1/21	4,000	4,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	6,000	6,000
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/22	350	361
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/23	200	216
					83,864
Total Tax-Exempt Municipal Bonds (Cost $34,549,670)					35,401,106

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[19]	Vanguard Municipal Cash Management Fund (Cost $1,096,038)	0.054%	10,958,411	1,096,060
Total Investments (101.0%) (Cost $35,645,708)				36,497,166
Other Assets and Liabilities—Net (-1.0%)				(378,296)
Net Assets (100%)				36,118,870
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $1,947,043,000, representing 5.4% of net assets.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Securities with a value of $1,338,000 have been segregated as initial margin for open futures contracts.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
16	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2021	(396)	(57,637)	396

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $34,549,670)	35,401,106
Affiliated Issuers (Cost $1,096,038)	1,096,060
Total Investments in Securities	36,497,166
Investment in Vanguard	1,297
Cash	161
Receivables for Investment Securities Sold	19,905
Receivables for Accrued Income	334,728
Receivables for Capital Shares Issued	63,712
Other Assets	461
Total Assets	36,917,430
Liabilities
Payables for Investment Securities Purchased	758,624
Payables for Capital Shares Redeemed	27,666
Payables for Distributions	10,844
Payables to Vanguard	1,376
Variation Margin Payable—Futures Contracts	50
Total Liabilities	798,560
Net Assets	36,118,870
At April 30, 2021, net assets consisted of:

Paid-in Capital	35,339,813
Total Distributable Earnings (Loss)	779,057
Net Assets	36,118,870

Investor Shares—Net Assets
Applicable to 127,082,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,428,678
Net Asset Value Per Share—Investor Shares	$11.24

Admiral Shares—Net Assets
Applicable to 3,085,737,756 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,690,192
Net Asset Value Per Share—Admiral Shares	$11.24

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	263,738
Total Income	263,738
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,531
Management and Administrative— Investor Shares	1,032
Management and Administrative— Admiral Shares	12,309
Marketing and Distribution— Investor Shares	69
Marketing and Distribution— Admiral Shares	753
Custodian Fees	65
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	3
Total Expenses	15,791
Net Investment Income	247,947
Realized Net Gain (Loss)
Investment Securities Sold[1]	15,347
Futures Contracts	1,254
Realized Net Gain (Loss)	16,601
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	90,947
Futures Contracts	396
Change in Unrealized Appreciation (Depreciation)	91,343
Net Increase (Decrease) in Net Assets Resulting from Operations	355,891
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $264,000, $0, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	247,947	534,636
Realized Net Gain (Loss)	16,601	15,437
Change in Unrealized Appreciation (Depreciation)	91,343	286,212
Net Increase (Decrease) in Net Assets Resulting from Operations	355,891	836,285
Distributions
Investor Shares	(9,535)	(21,943)
Admiral Shares	(238,835)	(512,390)
Total Distributions	(248,370)	(534,333)
Capital Share Transactions
Investor Shares	98,184	(19,082)
Admiral Shares	3,433,739	3,143,395
Net Increase (Decrease) from Capital Share Transactions	3,531,923	3,124,313
Total Increase (Decrease)	3,639,444	3,426,265
Net Assets
Beginning of Period	32,479,426	29,053,161
End of Period	36,118,870	32,479,426

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.20	$11.07	$10.77	$10.97	$11.02	$11.04
Investment Operations
Net Investment Income	.077[1]	.188[1]	.209[1]	.191[1]	.166[1]	.164
Net Realized and Unrealized Gain (Loss) on Investments	.041	.130	.300	(.200)	(.050)	(.020)
Total from Investment Operations	.118	.318	.509	(.009)	.116	.144
Distributions
Dividends from Net Investment Income	(.078)	(.188)	(.209)	(.191)	(.166)	(.164)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.078)	(.188)	(.209)	(.191)	(.166)	(.164)
Net Asset Value, End of Period	$11.24	$11.20	$11.07	$10.77	$10.97	$11.02
Total Return[2]	1.05%	2.90%	4.76%	-0.08%	1.07%	1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,429	$1,326	$1,333	$1,453	$1,761	$1,998
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.69%	1.90%	1.76%	1.52%	1.48%
Portfolio Turnover Rate	19%	31%	21%	28%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.20	$11.07	$10.77	$10.97	$11.02	$11.04
Investment Operations
Net Investment Income	.082[1]	.196[1]	.218[1]	.200[1]	.177[1]	.175
Net Realized and Unrealized Gain (Loss) on Investments	.040	.131	.300	(.200)	(.050)	(.020)
Total from Investment Operations	.122	.327	.518	—	.127	.155
Distributions
Dividends from Net Investment Income	(.082)	(.197)	(.218)	(.200)	(.177)	(.175)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.082)	(.197)	(.218)	(.200)	(.177)	(.175)
Net Asset Value, End of Period	$11.24	$11.20	$11.07	$10.77	$10.97	$11.02
Total Return[2]	1.09%	2.98%	4.84%	0.00%	1.17%	1.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,690	$31,153	$27,720	$24,649	$23,273	$21,959
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.77%	1.98%	1.84%	1.62%	1.58%
Portfolio Turnover Rate	19%	31%	21%	28%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated

Limited-Term Tax-Exempt Fund
to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,297,000, representing less than 0.01% of the fund’s net assets and 0.52% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	2,705	35,398,401	—	35,401,106
Temporary Cash Investments	1,096,060	—	—	1,096,060
Total	1,098,765	35,398,401	—	36,497,166
Derivative Financial Instruments
Assets
Futures Contracts[1]	396	—	—	396
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,655,146
Gross Unrealized Appreciation	852,872
Gross Unrealized Depreciation	(10,456)
Net Unrealized Appreciation (Depreciation)	842,416
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $79,624,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2021, the fund purchased $9,592,305,000 of investment securities and sold $6,016,220,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	313,154	27,833	462,108	41,507
Issued in Lieu of Cash Distributions	8,101	721	18,676	1,679
Redeemed	(223,071)	(19,839)	(499,866)	(45,197)
Net Increase (Decrease)—Investor Shares	98,184	8,715	(19,082)	(2,011)
Admiral Shares
Issued	7,545,541	670,760	11,279,081	1,014,009
Issued in Lieu of Cash Distributions	173,288	15,415	376,785	33,861
Redeemed	(4,285,090)	(381,039)	(8,512,471)	(770,863)
Net Increase (Decrease)—Admiral Shares	3,433,739	305,136	3,143,395	277,007
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2021
New York	15.2%
California	9.7
Texas	8.9
Illinois	5.9
Florida	5.0
Pennsylvania	4.9
New Jersey	3.5
Ohio	3.2
Maryland	2.9
Michigan	2.8
Massachusetts	2.6
Georgia	2.6
Washington	2.5
Virginia	2.1
Arizona	1.9
Colorado	1.9
Wisconsin	1.6
Alabama	1.6
Connecticut	1.6
Nevada	1.4
Kentucky	1.3
Hawaii	1.2
Tennessee	1.2
Missouri	1.1
Oregon	1.1
District of Columbia	1.1
Minnesota	1.1
Indiana	1.1
South Carolina	1.0
Louisiana	1.0
Other	7.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (1.6%)
	Alabama 21st Century Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,000	3,011
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	8,413
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	8,190	9,375
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/29	3,345	4,186
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	10,030	11,733
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,331
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,743
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,215	1,601
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,300	1,707
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,309
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,303
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	980
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	7,338
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,699
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,439
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	10,015	13,338
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	24,588
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	24,400
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	12,000	14,557
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	5/1/21	4,895	4,895
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,553
	Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,158
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,766
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	2,032
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	3,188
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	3,000	3,508
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	7,408
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	2,005	2,345
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	898
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	976
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	661
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	459
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	487
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	423
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	596
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	476
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	474
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	710
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,000	5,445
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,903
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,367
	Birmingham Water Works Board Water Revenue	5.000%	1/1/28	1,250	1,594
	Birmingham Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,883
	Birmingham Water Works Board Water Revenue	5.000%	1/1/35	5,000	6,074
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,395
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,814
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	2,201
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,595
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	2,118
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	3,241
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	3,319
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	5,266
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	3,575
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,983
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	74,600	85,194
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	27,500	32,016
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	8,715	9,058
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	41,287

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	131,430	162,895
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.977%	12/1/23	9,500	9,590
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	615
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	646
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	557
	Hoover AL GO	4.000%	7/1/30	2,485	2,879
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	820
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	373
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	502
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	345
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	623
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	492
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,241
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	620
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	453
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,291
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,249
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,319
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,461
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,491
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,846
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,630
	Huntsville AL GO	5.000%	5/1/21	2,330	2,330
	Huntsville AL GO	5.000%	5/1/24	2,410	2,750
	Huntsville AL GO	5.000%	5/1/25	2,535	2,998
	Huntsville AL GO	5.000%	5/1/25	2,955	3,495
	Huntsville AL GO	5.000%	5/1/26	2,660	3,250
	Huntsville AL GO	5.000%	5/1/34	3,515	4,377
	Huntsville AL GO	5.000%	5/1/35	3,690	4,582
	Huntsville AL GO	5.000%	5/1/35	3,000	3,726
	Huntsville AL GO	5.000%	5/1/36	3,875	4,812
	Huntsville AL GO	5.000%	5/1/36	4,330	5,377
	Huntsville AL GO	5.000%	5/1/36	5,055	6,462
	Huntsville AL GO	5.000%	5/1/37	4,070	5,053
	Huntsville AL GO	5.000%	5/1/37	3,050	3,787
	Huntsville AL GO	5.000%	5/1/37	5,055	6,443
	Huntsville AL GO	5.000%	5/1/38	2,270	2,819
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,375	2,375
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,050	2,050
	Huntsville AL GO, Prere.	5.000%	5/3/21	575	575
	Huntsville AL GO, Prere.	5.000%	9/1/21	2,245	2,280
	Huntsville AL GO, Prere.	5.000%	9/1/21	295	300
	Huntsville AL Water Revenue	5.000%	11/1/25	1,500	1,771
	Huntsville AL Water Revenue	5.000%	11/1/27	1,655	1,940
	Huntsville AL Water Revenue	5.000%	11/1/28	1,525	1,786
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	5,396
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	5,516
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,682
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	5,359
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	4,241
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,884
	Jefferson County AL GO	5.000%	4/1/26	3,610	4,380
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,381
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,465	6,754
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	3,119
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	6,495
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	9,270
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	6,119
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	8,200
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	4,046
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,926
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	19,677
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,850
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,828
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	858
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,135
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,130
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	54,305	62,139
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	4,219

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	4,266
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,980
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,568
	Montgomery AL GO	3.000%	12/1/33	4,780	5,449
	Montgomery AL GO	3.000%	12/1/34	3,415	3,882
	Montgomery AL GO	3.000%	12/1/35	1,500	1,696
	Montgomery AL GO	4.000%	12/1/35	500	614
	Montgomery AL GO	3.000%	12/1/36	1,500	1,690
	Montgomery AL GO	3.000%	12/1/37	1,000	1,121
	Montgomery AL GO	4.000%	12/1/37	500	609
	Montgomery AL GO	3.000%	12/1/38	1,000	1,113
	Montgomery AL GO	4.000%	12/1/38	500	606
	Montgomery AL GO	3.000%	12/1/39	1,000	1,110
	Montgomery AL GO	4.000%	12/1/40	400	482
	Mountain Brook Board of Education GO	4.000%	3/1/29	150	185
	Mountain Brook Board of Education GO	4.000%	3/1/30	175	218
	Mountain Brook Board of Education GO	4.000%	3/1/31	200	252
	Mountain Brook Board of Education GO	4.000%	3/1/32	225	281
	Mountain Brook Board of Education GO	4.000%	3/1/33	200	248
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	247
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	369
	Mountain Brook Board of Education GO	3.000%	3/1/37	350	393
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	252
	Mountain Brook Board of Education GO	3.000%	3/1/39	250	279
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	278
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	543
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	274,510	300,421
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	39,013
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	72,080	85,581
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,480
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	425
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,308
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,933
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,289
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,851
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,498
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	568
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	807
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	1,054
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	785
	University of Alabama College & University Revenue	5.000%	7/1/21	10,530	10,611
[4]	University of South Alabama College & University Revenue	4.000%	4/1/22	300	310
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	267
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	414
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,937
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	2,028
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,483
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	954
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,803
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	692
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,341
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	524
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	553
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,569
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	6,116
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,651
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,172
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,201
					1,372,642
Alaska (0.1%)
	Alaska GO	5.000%	8/1/24	5,005	5,422
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,811
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,433
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,457
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,384
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/6/21	14,960	14,960
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	475	500
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	825	868
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	310	326

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,735
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,739
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,778
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	2/1/32	4,855	5,198
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,739
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	5,245
	Anchorage AK GO	5.000%	9/1/26	6,590	7,845
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,945
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,437
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,562
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,913
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,838
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,831
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,182
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	17,130
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,694
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	615	625
	Valdez AK Industrial Revenue (Exxon Pipeline Co. Project) VRDO	0.040%	5/3/21	3,600	3,600
	Valdez AK Industrial Revenue VRDO	0.040%	5/3/21	2,560	2,560
					111,757
Arizona (1.9%)
	Arizona COP	5.000%	10/1/26	10,590	13,082
	Arizona COP	5.000%	10/1/27	13,400	16,985
	Arizona COP	5.000%	10/1/28	11,330	14,702
	Arizona COP	5.000%	10/1/29	17,350	22,901
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	9,004
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	4,225	4,465
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	7,355
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	6,876
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	5,313
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	16,915
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	6,220
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	8,009
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	2,034
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	3,100	3,210
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	5,000	5,175
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,120
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,556
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	6,500	6,726
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	11,800	11,800
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,639
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	554
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,530
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	1,110
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	922
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,296
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,355
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,204
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,318
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	2,109
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	704
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,155
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	983
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	943
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	997
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	683
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	545
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	428
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	262
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	392
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	547
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,444
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	269
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	423
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	493
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	527
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	479
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	513
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	4,169

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	2,077
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	639
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,819
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	3,176
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,597
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,415
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,628
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,669
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,800
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,986
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,390
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	4,205
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	5,023
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	6,318
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	491
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	407
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	893
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	410
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	408
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	438
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	289
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	660
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	689
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	960
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	803
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	571
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	910	949
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	5,230
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,783
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	7,561
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	8,869
	Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,840
	Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,817
	Arizona Lottery Revenue	5.000%	7/1/28	5,500	7,097
	Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,212
	Arizona State University College & University Revenue	5.000%	7/1/26	810	995
	Arizona State University College & University Revenue	5.000%	7/1/27	315	333
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	4,309
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,190
	Arizona State University College & University Revenue	5.000%	7/1/28	840	1,047
	Arizona State University College & University Revenue	5.000%	7/1/28	285	301
	Arizona State University College & University Revenue	5.000%	7/1/30	715	810
	Arizona State University College & University Revenue	5.000%	7/1/31	725	848
	Arizona State University College & University Revenue	5.000%	7/1/32	895	1,046
	Arizona State University College & University Revenue	5.000%	7/1/32	780	884
	Arizona State University College & University Revenue	5.000%	7/1/33	700	818
	Arizona State University College & University Revenue	5.000%	7/1/33	750	850
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,169
	Arizona State University College & University Revenue	5.000%	7/1/34	750	850
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,537
	Arizona State University College & University Revenue	5.000%	7/1/35	605	707
	Arizona State University College & University Revenue	5.000%	7/1/35	750	850
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,570
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,133
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,831
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	844
	Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	754
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	6,755	6,808
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	10,859
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	12,030	13,278
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	31,683
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/21	2,235	2,279
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,447
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	12,000	13,885
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/21	1,450	1,478
	Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,589
	Chandler AZ GO	4.000%	7/1/22	3,570	3,731
	Chandler AZ GO	5.000%	7/1/23	3,400	3,756
	Gilbert AZ GO	5.000%	7/1/21	7,290	7,347

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	3,136
	Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,990	3,013
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,309
	Glendale AZ Sales Tax Revenue	5.000%	7/1/25	9,445	11,149
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	4,366
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	3,089
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	10,186
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	7,466
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/29	1,000	1,314
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	2,037
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,716
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	2,060
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.250%	7/1/28	690	766
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/29	480	536
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/30	375	418
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	403
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	702
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	135
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	186
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,678
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,361
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	6,685	7,937
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,391
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,666
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,645
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,518
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	2,049
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	565
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	914
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,905
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	6,144
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	9,989
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	12,731
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,341
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	13,701
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	10,981
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,307
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,352
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,228
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	9,078
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,256
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,461
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,254
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,345
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,140	2,676
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	1,052
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	842
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	3,143
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,941
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	946
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,059
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	15,000	18,176
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	16,303
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,485
	Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	8,944
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,922
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,675
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,354
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,291
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,000	1,149
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,858
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,481
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,408
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	3,026
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	412
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	355
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	544
	Mesa AZ Utility System Water Revenue	4.000%	7/1/25	1,150	1,319
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	6,815	7,780

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	4,299
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	4,208
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,070	11,698
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,320	6,678
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	9,003
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	10,372
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	12,602
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,941
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	17,665
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,669
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	3,251
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	32,998
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,797
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	15,361
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,266
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	11,568
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,989
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	6,198
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	15,938
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	5,494
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,959
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	13,973
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	8,068
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,332
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	10,280
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	15,455
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,432
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	29,774
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	12,043
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	5,084
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	12,143
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	10,518
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,374
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	453
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,866
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	24,224
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	10,457
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	305	372
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,854
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	304
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	12,067
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	443
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, ETM	5.000%	7/1/22	11,000	11,622
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	2,193
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,560
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	290
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	831
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	822
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	350
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	821
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	963
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,563
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	625
	Pima County AZ GO	4.000%	7/1/21	6,000	6,037
[5]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,486
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,344
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,398
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,545
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,304
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	3,942
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	3,951
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,146
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,282
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,911
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,145	2,280
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	2,500	2,770
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,540	5,220
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,619
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	2,580	3,157

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,020	6,246
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	5,140
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,888
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	11,345	14,509
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	39,570	50,364
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	48,530	62,921
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	59,465	78,420
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	6,135
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	28,061
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	29,235
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	17,512
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	7,539
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	3,650	4,249
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	13,011
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	961
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	8,409
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/21	4,045	4,152
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,645
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	9,404
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	5,200
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	22,726
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,403
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	343
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	4,250	5,642
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	27,718
	Scottsdale AZ GO	5.000%	7/1/22	3,015	3,187
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	13,119
	Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	3,907
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,208
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	2,174
[6]	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,184
[6]	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,288
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,437
	University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,050
	University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,355
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,283
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,556
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,282
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,443
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,426
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,135
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,701
					1,598,371
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	380	392
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,832
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	2,211
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,948
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,935
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,565
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,015	2,564
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,376
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,791
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,911
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	2,334
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,761
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,568
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,244
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,220	1,526
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,373
	Arkansas GO	5.000%	6/15/23	111,845	123,323
	Arkansas GO	5.000%	10/1/24	10,105	11,699
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,566
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,916
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,328
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	5,085
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	3,046
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,692
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,156

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,928
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	3,131
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	20,838
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,638
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,675
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,712
	University of Arkansas College & University Revenue	5.000%	11/1/23	1,280	1,430
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	683
	University of Arkansas College & University Revenue	5.000%	11/1/25	2,020	2,288
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	740
	University of Arkansas College & University Revenue	5.000%	11/1/26	2,205	2,491
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,163
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,210	3,627
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,321
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	971
	University of Arkansas College & University Revenue	5.000%	11/1/29	3,355	3,791
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,181
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,565	2,898
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,214
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	1,018
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,806
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,365
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,211
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,446
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,815	1,859
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,075	1,101
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,695	1,736
					268,404
California (9.6%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,375	1,452
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	2,795	2,952
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	155	157
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,541
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,414
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,943
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	937
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	748
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,555
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	7,711
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	907
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,387
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	13,848
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,015	4,368
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	5,020	5,459
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	9,000	9,787
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	5,000	5,433
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	5,000	5,427
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	2,195	2,238
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	9,332
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	5,516
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	15,277
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	13,902
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	29,650
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	46,971
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	30,791
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	23,255
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	7,200	7,257
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	68,016
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,850	21,523
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	58,731
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,875	37,321
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	20,832
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	13,500	13,612
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,650
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	7,215
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	767
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	663
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	847
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	24,590

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Department of Water Resources Water Revenue	5.000%	12/1/33	5,250	7,151
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	90
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	41
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	64
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,910
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,571
[7]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	6,340	4,452
	California GO	5.000%	3/1/22	26,540	27,617
	California GO	5.000%	8/1/22	19,000	20,157
	California GO	5.000%	8/1/22	4,880	5,177
	California GO	5.000%	9/1/22	4,900	5,219
	California GO	5.000%	9/1/22	5,620	5,985
	California GO	5.000%	9/1/22	17,000	18,105
	California GO	4.000%	12/1/22	2,150	2,282
	California GO	5.000%	12/1/22	11,000	11,850
	California GO	5.000%	9/1/23	9,770	10,871
	California GO	5.000%	11/1/23	9,700	10,868
	California GO	5.000%	12/1/23	34,000	38,223
	California GO	5.000%	12/1/23	2,000	2,248
	California GO	5.000%	3/1/24	30,065	34,161
	California GO	5.000%	5/1/24	25,000	28,595
	California GO	5.000%	10/1/24	43,425	50,454
	California GO	4.000%	12/1/24	2,000	2,267
	California GO	5.000%	3/1/25	15,410	18,181
	California GO	5.000%	9/1/25	5,580	6,699
	California GO	5.000%	10/1/25	20,000	21,826
	California GO	5.000%	10/1/25	34,000	40,930
	California GO	5.000%	11/1/25	33,000	38,333
	California GO	5.000%	12/1/25	10,000	12,105
	California GO	5.000%	4/1/26	48,005	58,666
	California GO	5.000%	10/1/26	31,195	34,031
	California GO	5.000%	10/1/26	5,250	6,514
	California GO	5.000%	12/1/26	10,000	12,468
	California GO	5.000%	4/1/27	52,120	65,387
	California GO	3.500%	8/1/27	21,000	24,656
	California GO	5.000%	10/1/27	11,250	12,268
	California GO	5.250%	10/1/27	26,440	26,996
	California GO	5.000%	11/1/27	17,380	19,426
	California GO	5.000%	2/1/28	12,500	13,548
	California GO	5.000%	8/1/28	1,260	1,589
[6]	California GO	5.000%	9/1/28	18,000	22,901
	California GO	5.000%	10/1/28	5,250	6,821
	California GO	5.000%	11/1/28	9,175	10,250
	California GO	5.000%	11/1/28	7,770	9,860
	California GO	5.000%	11/1/28	29,660	38,607
	California GO	5.000%	11/1/28	21,450	27,920
	California GO	5.000%	12/1/28	3,575	4,007
	California GO	5.000%	9/1/29	1,830	2,251
	California GO	5.000%	9/1/29	7,030	8,647
[6]	California GO	5.000%	9/1/29	11,000	14,286
	California GO	5.250%	9/1/29	10,460	11,684
	California GO	5.000%	10/1/29	10,000	11,552
	California GO	5.000%	11/1/29	17,695	23,512
	California GO	5.000%	4/1/30	4,910	6,409
	California GO	5.000%	5/1/30	30,000	34,101
	California GO	4.000%	8/1/30	12,400	14,478
	California GO	5.000%	8/1/30	15,000	18,388
	California GO	5.000%	9/1/30	4,500	4,572
[6]	California GO	5.000%	9/1/30	12,100	15,985
	California GO	5.250%	9/1/30	25,480	28,448
	California GO	5.000%	11/1/30	14,250	19,288
	California GO	3.500%	12/1/30	7,500	8,144
	California GO	5.000%	12/1/30	2,000	2,712
	California GO	4.000%	8/1/31	27,000	31,444
	California GO	4.000%	9/1/31	7,660	8,939
[6]	California GO	5.000%	9/1/31	12,545	16,866
	California GO	5.000%	10/1/31	24,000	27,690
	California GO	5.000%	10/1/31	11,975	15,776

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	11/1/31	10,000	12,572
	California GO	5.000%	12/1/31	1,000	1,383
	California GO	5.000%	2/1/32	50,640	54,783
	California GO	5.000%	4/1/32	26,035	33,795
	California GO	4.000%	8/1/32	8,000	9,308
	California GO	4.000%	9/1/32	5,000	5,829
	California GO	5.000%	9/1/32	6,500	7,957
[6]	California GO	5.000%	9/1/32	11,000	14,693
	California GO	5.000%	10/1/32	11,000	12,687
	California GO	5.000%	10/1/32	7,690	10,103
	California GO	4.000%	11/1/32	4,805	5,706
	California GO	5.000%	12/1/32	1,000	1,213
	California GO	5.000%	2/1/33	60,000	64,887
	California GO	5.000%	4/1/33	12,000	15,535
	California GO	4.000%	8/1/33	26,000	30,181
	California GO	5.000%	8/1/33	14,000	17,057
	California GO	4.000%	9/1/33	26,050	30,299
	California GO	3.000%	10/1/33	9,000	10,166
	California GO	5.000%	10/1/33	6,000	6,914
	California GO	3.000%	11/1/33	2,620	3,000
	California GO	4.000%	8/1/34	4,980	5,772
	California GO	5.000%	9/1/34	1,655	2,017
	California GO	3.000%	10/1/34	18,575	20,860
	California GO	5.000%	10/1/34	10,000	11,519
	California GO	3.000%	11/1/34	3,200	3,640
	California GO	5.000%	11/1/34	10,660	14,190
	California GO	5.000%	11/1/34	2,590	3,448
	California GO	5.000%	12/1/34	900	1,088
	California GO	4.000%	9/1/35	8,000	9,277
	California GO	4.000%	9/1/35	10,000	11,597
	California GO	3.000%	10/1/35	44,000	49,293
	California GO	3.000%	11/1/35	2,300	2,609
	California GO	4.000%	11/1/35	2,090	2,572
	California GO	5.000%	11/1/35	24,035	31,909
	California GO	4.000%	3/1/36	18,705	22,693
	California GO	3.000%	10/1/36	29,800	33,031
	California GO	5.000%	11/1/36	9,850	13,033
	California GO	5.000%	12/1/36	1,000	1,325
	California GO	3.000%	10/1/37	6,800	7,487
	California GO	4.000%	3/1/38	4,930	5,945
	California GO	4.000%	11/1/40	1,825	2,212
[6]	California GO	5.000%	9/1/41	28,000	36,330
	California GO PUT	4.000%	12/1/30	13,300	13,339
[2,5]	California GO TOB VRDO	0.080%	5/6/21	15,395	15,395
[2,5]	California GO TOB VRDO	0.080%	5/6/21	19,935	19,935
[2]	California GO VRDO	0.010%	5/3/21	400	400
[2]	California GO VRDO	0.050%	5/5/21	12,655	12,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,294
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,645
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	4,064
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,202
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,769
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,905
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	5,035
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,305
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,811
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	4,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,996
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,483
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	40,549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,695	7,056
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	1,191
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,212
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,614
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,462
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	47,058
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	81,500	97,283

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	45,000	59,621
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,778	21,834
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,928
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	23,600	23,370
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	2,000	2,017
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,190
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,604
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	2,079
[2,5]	California State Municipal Finance Authority Housing Revenue TOB VRDO	0.560%	5/6/21	9,515	9,515
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	3,075	3,075
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,369
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	8,000	8,132
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,359
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	4,943
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	837
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	2,750	3,035
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	1,043
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,891
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	3,600	4,250
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,638
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	7,807
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,483
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,541
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,782
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	18,479
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	4,250	5,308
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	11,700	15,064
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	6,000	7,622
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	4,800	6,277
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	8,500	10,990
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	22,505
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	7,000	9,009
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	16,989
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	2,008
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	21,409
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	2,003
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	22,315
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	18,500	23,514
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,277
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,204
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,146
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,412
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	13,361
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,222
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,609
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,002
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,241
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,421
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,627
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/24	4,155	4,726
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,219
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,664
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,816
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,346
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	23,384
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,835	4,476
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,060
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,756
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	3,423
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	3,369
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	6,993
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	4,031
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	8,145	8,376
	California State University College & University Revenue	5.000%	11/1/28	3,570	4,333
	California State University College & University Revenue	5.000%	11/1/30	8,400	10,414
	California State University College & University Revenue	5.000%	11/1/30	2,025	2,443
	California State University College & University Revenue	5.000%	11/1/30	24,505	28,419
	California State University College & University Revenue	5.000%	11/1/31	5,955	7,380

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/31	4,600	5,548
	California State University College & University Revenue	5.000%	11/1/31	21,250	24,596
	California State University College & University Revenue	5.000%	11/1/32	2,555	3,168
	California State University College & University Revenue	5.000%	11/1/32	10,000	12,050
	California State University College & University Revenue	5.000%	11/1/32	9,835	11,365
	California State University College & University Revenue	5.000%	11/1/33	8,010	9,907
	California State University College & University Revenue	5.000%	11/1/33	1,000	1,237
	California State University College & University Revenue	5.000%	11/1/33	19,590	22,593
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,288
	California State University College & University Revenue	5.000%	11/1/34	10,270	12,671
	California State University College & University Revenue	5.000%	11/1/34	1,000	1,234
	California State University College & University Revenue	5.000%	11/1/34	23,690	27,286
	California State University College & University Revenue	4.000%	11/1/35	2,000	2,284
	California State University College & University Revenue	5.000%	11/1/35	12,825	15,837
	California State University College & University Revenue	5.000%	11/1/35	4,645	6,054
	California State University College & University Revenue	5.000%	11/1/35	4,280	4,923
	California State University College & University Revenue	5.000%	11/1/36	12,660	15,582
	California State University College & University Revenue	5.000%	11/1/36	7,165	9,310
	California State University College & University Revenue	5.000%	11/1/37	9,290	10,996
	California State University College & University Revenue	5.000%	11/1/38	10,000	12,925
	California State University College & University Revenue	5.000%	11/1/39	7,470	8,557
	California State University College & University Revenue	5.000%	11/1/41	12,445	14,768
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,395	7,581
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,790	7,986
	California State University College & University Revenue, Prere.	5.250%	11/1/21	7,960	8,161
	California State University College & University Revenue, Prere.	5.250%	11/1/21	4,000	4,101
	California State University College & University Revenue, Prere.	5.000%	11/1/24	380	442
	California State University College & University Revenue, Prere.	5.000%	11/1/24	410	477
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	581
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	616
	California State University College & University Revenue, Prere.	5.000%	11/1/24	460	535
	California State University College & University Revenue, Prere.	5.000%	11/1/24	195	227
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	145
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,926
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,325
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,705
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	4,047
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,247
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,215
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	46,611
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	27,870
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	37,184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,290	21,583
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,169
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,203
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,196
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,352
	Cerritos Community College District GO	0.000%	8/1/28	1,000	908
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,587
	Cerritos Community College District GO	0.000%	8/1/31	1,000	836
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	7,000	7,747
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	15,000	16,593
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	5,000	5,530
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	17,000	18,797
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,434
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,294
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	952
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,775
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,537
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,201
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,308
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,370
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,493
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,562
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,625
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,695
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,634

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,860
[7]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,415
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,219
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,329
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,439
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	5,998
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	6,292
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,061
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,495	2,728
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,874
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,627
	Desert Sands Unified School District GO	5.000%	8/1/34	1,025	1,275
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	13,646
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	9,561
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,847
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,210
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,314
	East Side Union High School District GO	2.000%	8/1/33	6,695	6,872
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	7,577
	East Side Union High School District GO	2.000%	8/1/34	8,120	8,321
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,022
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,730	6,597
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	8,125	9,315
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,750	1,821
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,000	1,041
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,485	2,586
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,110	2,196
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,000	2,081
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,475
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,462
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,665
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,873
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	854
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,139
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	881
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,371
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,334
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	2,064
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,609
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,837
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,657
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,969
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,808
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,576
	Fontana Unified School District GO	3.000%	8/1/38	1,290	1,403
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	970
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	740
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,303
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,046	2,461
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	40,500	42,889
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	22,440
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,298
	Fresno Unified School District GO	3.000%	8/1/36	1,000	1,097
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,916
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	7,096
[9]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,654
[9]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,787
[9]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	227
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	7,500	8,799
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	5,000	4,774
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	5,000	4,681
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	52,135	47,685
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	15,500	18,167
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,026
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	30,760
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	3,107
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,336
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,969

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	4,975
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,159
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,157
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	4,335
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,214
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,184
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,409
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	9,705
	Kern Community College District GO	3.000%	8/1/40	3,030	3,334
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,078
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,504
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,391
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,870
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/24	3,125	3,615
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	290	326
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	197
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	306
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/21	7,645	7,843
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,796
[9]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,980
[9]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,410
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	3,369
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,316
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	30,445
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	23,570
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	22,448
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	28,745
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,040	3,510
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	30,500	35,217
	Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	51,779
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	22,946
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	13,446
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,619
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	22,033
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	7,506
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,734
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,560
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,678
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	33,854
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	8,105
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	31,927
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	10,999
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	15,597
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	5,565
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,514
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	6,372
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	6,561
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	3,100
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,232
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,787
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,714
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,476
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,932
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	12,350	15,597
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	10,611
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	18,485	23,911
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	11,381
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	15,000	19,820
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	11,000	14,826
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,135
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,500	3,514
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	23,709
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,300	6,457
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	8,000	10,689
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	12,500
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,575
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,140
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	13,317

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	11,853
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,662
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,055	4,060
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	21,073
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	6,434
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	5,299
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	19,970
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,528
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	8,860	11,968
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	10,841
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,206
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,563
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,178
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	20,000	26,384
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	3,315	4,373
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	19,065	25,652
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	12,485	16,713
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	13,140	17,347
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	5,584
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	3,144
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,808
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,645
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,817
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,165	4,224
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	9,419
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,859
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,621
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	12,750
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	6,064
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	24,951
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	6,289
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,540
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	35,952
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	6,513
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	12,850
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,627
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,435	3,230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	6,925
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,880	14,167
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	9,172
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	27,973
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	28,368
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	19,977
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	13,677
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	13,281
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	8,751
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	45,743
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	21,749
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	935
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	13,719
Los Angeles Department of Water Revenue	5.000%	7/1/31	22,715	25,020
Los Angeles Department of Water Revenue	5.000%	7/1/33	11,185	12,310
Los Angeles Department of Water Revenue	5.000%	7/1/33	3,000	3,708
Los Angeles Department of Water Revenue	5.000%	7/1/34	2,500	3,085
Los Angeles Department of Water Revenue	5.000%	7/1/35	2,500	3,082
Los Angeles Department of Water Revenue	5.000%	7/1/36	2,750	3,296
Los Angeles Department of Water Revenue	5.000%	7/1/36	18,025	22,915
Los Angeles Department of Water Revenue	5.000%	7/1/37	21,535	27,306
Los Angeles Department of Water Revenue	5.000%	7/1/38	17,720	21,782
Los Angeles Department of Water Revenue	5.000%	7/1/38	11,000	13,926
Los Angeles Department of Water Revenue	5.000%	7/1/41	12,500	16,282
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	8,566
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,062
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	12,219
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,077
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	10,875	12,549
Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,090	1,106
Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,092
Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,191

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,545
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	13,142
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	8,368
[8]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,537
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,000	1,161
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	9,473
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	23,197
	Napa Valley Community College District GO	4.000%	8/1/29	6,065	6,948
	Napa Valley Community College District GO	4.000%	8/1/32	6,000	6,841
	Napa Valley Unified School District GO	4.000%	8/1/26	2,655	2,866
	Napa Valley Unified School District GO	4.000%	8/1/27	5,130	5,532
	Napa Valley Unified School District GO	4.000%	8/1/28	6,000	6,467
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,566
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,514
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	11,086
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	4,500	4,570
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,588
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,209
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,043
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	20,842
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	12,647
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	12,888
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	15,984
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,025	10,212
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,979
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,909
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,754
	Palo Alto Unified School District GO	0.000%	8/1/31	12,305	10,679
[9]	Palomar Health GO	0.000%	8/1/32	9,300	7,623
	Palomar Health GO	4.000%	8/1/34	5,725	6,368
[7]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	5,000	4,498
	Peralta Community College District GO	5.000%	8/1/27	7,605	9,599
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,434
	Peralta Community College District GO	5.000%	8/1/28	9,110	11,741
	Peralta Community College District GO	5.000%	8/1/29	10,745	14,117
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,209
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,337
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,459
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,575
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,755
	Pittsburgh School District GO	3.000%	8/1/37	1,000	1,118
	Pittsburgh School District GO	3.000%	8/1/38	1,000	1,112
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	4,142
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,726
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,617
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,610
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,741
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,473
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,633
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,230	2,657
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	2,062
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	7,451
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	16,145	17,982
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,390
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,580
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,666
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	8,042
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/31	9,575	11,366
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	3,495	4,138
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/34	12,070	14,275
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,711
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	8,790	8,181
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,375	3,072
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	6,430	5,702
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	9,395	8,096
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	11,075	9,274
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,228
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,506

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	8,143
[7]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,423
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,715
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	152
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	331
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	424
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	200
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	1,920	1,974
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,395
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	2,059
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,599
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	9,224
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,342
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,275
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,184
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,412
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,314
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/26	755	757
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,173
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,308
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,463
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,552
[4]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,521
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,949
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	12,065	13,388
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	13,965	15,497
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	14,080	15,624
	San Diego CA Unified School District GO	0.000%	7/1/30	16,270	14,280
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	750
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,696
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	925
	San Diego Community College District GO	4.000%	8/1/32	19,065	22,129
	San Diego Community College District GO, Prere.	5.000%	8/1/21	7,400	7,488
	San Diego Community College District GO, Prere.	5.000%	8/1/21	3,895	3,941
	San Diego Community College District GO, Prere.	5.000%	8/1/21	8,350	8,449
	San Diego Community College District GO, Prere.	5.000%	8/1/21	4,315	4,366
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,520
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,938
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,680	2,216
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,788
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,751
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,754
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,732
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,709
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,630
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,482
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,762
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,809
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,772
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	2,450	2,550
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	10,625	11,356
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,348
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	2,274
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,332
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,451
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.040%	5/6/21	13,650	13,650
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.070%	5/5/21	2,000	2,000
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,560
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	10,476
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,287
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,838
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	19,220
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,327
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,639
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,176
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	5,941
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,589
	San Francisco CA City & County COP	5.000%	4/1/28	10,790	12,768
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	18,887

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	13,936
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	3,036
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,147
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	3,149
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,128
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	3,254
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	3,371
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,494
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,457
[6]	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,374
[6]	San Francisco CA City & County COP	4.000%	4/1/40	2,000	2,366
[6]	San Francisco CA City & County COP	4.000%	4/1/41	2,000	2,358
	San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,011
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	26,936
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,160
[2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	6,705	6,705
[2,5]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	22,145	22,145
[2,5]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	39,965	39,965
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	9,523
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,215
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	8,823
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,342
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	25,440
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,000	12,584
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	12,839
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	17,920
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	13,953
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	4,037
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	6,497
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	5,335
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	10,000	10,671
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	10,740
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	3,027
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,931
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,531
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	11,531
	San Francisco Unified School District GO	4.000%	6/15/31	8,670	9,022
	San Francisco Unified School District GO	4.000%	6/15/31	8,420	10,053
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	6,704
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	4,111
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	7,055
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,565
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	10,215
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	2,058
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	3,315
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,683
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	3,175
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,818
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	4,042
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	4,370
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	3,180
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,487
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,586
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,750
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,991
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,449
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	4,123
	San Mateo Foster City School District GO	3.000%	8/1/39	555	606
	San Mateo Foster City School District GO	3.000%	8/1/39	555	606
	San Mateo Foster City School District GO	3.000%	8/1/40	560	610
	San Mateo Foster City School District GO	3.000%	8/1/41	500	543
	San Mateo Foster City School District GO	3.000%	8/1/41	585	635
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,290
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,882
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,914
[8]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,713

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,082
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,984
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,812
	San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,748
	San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,195
[7]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,883
[7]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,855
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,716
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	5,485	5,990
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,996
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	8,055
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	9,571
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,238
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,820
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,614
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,835
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,182
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,223
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,194
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,182
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,773
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,773
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	2,650	3,132
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,396
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,393
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,967
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,602
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,658
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,230
	Santa Monica Community College District GO	5.000%	8/1/35	4,000	4,991
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,709
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,314
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,869
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/37	2,575	2,902
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	3,010
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	3,198
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,751
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	7,558
[7]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,280
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,388
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,595
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	7,024
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	5,958
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	11,414
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,925
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,992
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	560
	State Center Community College District GO	5.000%	8/1/29	6,005	7,116
	State Center Community College District GO	5.000%	8/1/31	5,070	6,005
	State Center Community College District GO	3.000%	8/1/37	2,250	2,530
	State Center Community College District GO	3.000%	8/1/38	2,000	2,235
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,738
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	539
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	985
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	745
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,319
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,945
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,271
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,177
[7]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,827
[7]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,229
[7]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,737
	University of California College & University Revenue	5.000%	5/15/23	1,265	1,267
	University of California College & University Revenue	5.000%	5/15/24	2,585	2,835
	University of California College & University Revenue	5.000%	5/15/27	6,125	7,241
	University of California College & University Revenue	5.000%	5/15/28	17,945	19,659
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,571
	University of California College & University Revenue	5.000%	5/15/28	12,500	14,766
	University of California College & University Revenue	5.000%	5/15/29	19,020	22,460

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	University of California College & University Revenue	5.000%	5/15/29	1,750	2,197
	University of California College & University Revenue	5.000%	5/15/30	70	88
[6]	University of California College & University Revenue	5.000%	5/15/30	1,450	1,851
	University of California College & University Revenue	4.000%	5/15/31	18,505	22,156
	University of California College & University Revenue	5.000%	5/15/31	11,100	13,063
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,840
	University of California College & University Revenue	5.000%	5/15/32	21,830	23,878
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,778
	University of California College & University Revenue	5.000%	5/15/32	9,025	11,521
[6]	University of California College & University Revenue	5.000%	5/15/32	1,000	1,325
	University of California College & University Revenue	4.000%	5/15/33	28,500	33,244
	University of California College & University Revenue	5.000%	5/15/33	31,200	34,113
	University of California College & University Revenue	5.000%	5/15/33	5,750	7,327
[6]	University of California College & University Revenue	5.000%	5/15/33	2,200	2,898
	University of California College & University Revenue	4.000%	5/15/34	28,825	33,541
	University of California College & University Revenue	4.000%	5/15/34	17,000	18,727
	University of California College & University Revenue	5.000%	5/15/34	38,420	41,991
	University of California College & University Revenue	5.000%	5/15/34	5,625	7,127
	University of California College & University Revenue	5.000%	5/15/34	7,000	9,326
[6]	University of California College & University Revenue	5.000%	5/15/34	2,100	2,756
	University of California College & University Revenue	4.000%	5/15/35	5,665	6,582
	University of California College & University Revenue	5.000%	5/15/35	6,025	7,621
	University of California College & University Revenue	5.000%	5/15/35	15,045	20,003
[6]	University of California College & University Revenue	5.000%	5/15/35	1,920	2,508
	University of California College & University Revenue	4.000%	5/15/36	14,890	18,408
	University of California College & University Revenue	5.000%	5/15/36	7,175	8,663
	University of California College & University Revenue	5.000%	5/15/36	9,010	11,416
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,976
[6]	University of California College & University Revenue	5.000%	5/15/36	10,500	13,667
	University of California College & University Revenue	4.000%	5/15/37	12,000	14,781
	University of California College & University Revenue	5.000%	5/15/37	6,640	8,366
[6]	University of California College & University Revenue	5.000%	5/15/37	9,000	11,672
	University of California College & University Revenue	4.000%	5/15/38	12,300	15,041
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,326
[6]	University of California College & University Revenue	5.000%	5/15/38	16,000	20,689
	University of California College & University Revenue	4.000%	5/15/39	13,500	16,446
	University of California College & University Revenue	5.000%	5/15/39	10,000	13,130
[6]	University of California College & University Revenue	5.000%	5/15/39	3,235	4,168
	University of California College & University Revenue	4.000%	5/15/40	17,905	21,765
[6]	University of California College & University Revenue	5.000%	5/15/40	2,695	3,459
	University of California College & University Revenue	4.000%	5/15/41	15,000	18,179
[6]	University of California College & University Revenue	5.000%	5/15/41	3,175	4,063
[6]	University of California College & University Revenue	5.000%	5/15/42	1,500	1,912
	University of California College & University Revenue	5.000%	5/15/43	11,525	14,990
	University of California College & University Revenue PUT	5.000%	5/15/23	127,200	139,648
	University of California College & University Revenue, Prere.	5.000%	5/15/21	235	235
	University of California College & University Revenue, Prere.	5.000%	5/15/21	5,535	5,543
	University of California College & University Revenue, Prere.	5.000%	5/15/21	2,145	2,148
	University of California College & University Revenue, Prere.	5.000%	5/15/21	1,210	1,212
	University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,833
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,098
	Ventura County Community College District GO	0.000%	8/1/24	8,150	8,001
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,767
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,112
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,953
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,132
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,132
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,132
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	7,237
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	8,012
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	8,647
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,747
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,732
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	3,997
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,518
[7]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,536
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	14,590
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	4,053
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,949

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,214
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	12,965
[4]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,648
[4]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,064
					8,161,065
Colorado (1.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	2,153
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	8,860
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,738
	Adams 12 Five Star Schools GO	5.000%	12/15/30	16,000	19,701
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	12,251
	Adams County CO COP	5.000%	12/1/30	600	717
	Adams County CO COP	5.000%	12/1/33	1,040	1,234
	Adams County CO COP	5.000%	12/1/34	790	937
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,739
	Aurora CO COP	5.000%	12/1/31	1,345	1,758
	Aurora CO Water Revenue	5.000%	8/1/41	3,000	3,592
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,770
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	10,582
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	11,086
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,802
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	727
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	735
	Colorado COP	5.250%	11/1/23	5,080	5,704
	Colorado COP	5.000%	3/15/33	1,350	1,722
	Colorado COP	4.000%	12/15/33	23,200	27,665
	Colorado COP	5.000%	3/15/34	1,375	1,749
	Colorado COP	4.000%	12/15/34	16,040	19,085
	Colorado COP	5.000%	3/15/35	1,270	1,612
	Colorado COP	4.000%	12/15/35	11,375	13,502
	Colorado COP	5.000%	3/15/36	2,840	3,596
	Colorado COP	4.000%	6/15/37	955	1,153
	Colorado COP	4.000%	12/15/37	9,540	11,263
	Colorado COP	4.000%	6/15/38	1,330	1,600
	Colorado COP	4.000%	3/15/39	7,135	8,380
	Colorado COP	4.000%	6/15/39	1,000	1,200
	Colorado COP	4.000%	12/15/39	5,500	6,646
	Colorado COP	4.000%	6/15/40	1,320	1,580
	Colorado COP	4.000%	6/15/41	1,300	1,552
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,256
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,775
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,435
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	1,005
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,173
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,136
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,218
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,217
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,863
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	660
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,937
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	823
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	2,147
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	650
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,747
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,722
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,573
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	5,065
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,875
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	1,012
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,172
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	668
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,865
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	6,461
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	901
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	5,508
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,412
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,829
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,580
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,848

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	5,103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	6,362
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	3,181
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,288
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	6,331
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,531
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,760
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,403
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	8,140
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	4,150	5,229
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	6,300
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	939
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,914
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	7,835
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,335	9,203
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	2,129
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	11,259
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	22,361
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	6,564
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	8,000	9,465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,500	1,868
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	13,969
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	6,016
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	9,939
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	6,326
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	6,431
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	21,862
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	11,100	12,914
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	7,000	8,391
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	25,390
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,070	12,412
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,225
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,114
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	7,264
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,179
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	9,042
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,753
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	2,003
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,694
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,762
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	9,950	10,778
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	1,944
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,893
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,625	2,121
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	379
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	801
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	860
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,225
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,430	1,747
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	2,072
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	5/6/21	3,100	3,100
[2,5]	Colorado State Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	17,720	17,720
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,752
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,745
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/33	9,095	12,559
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/34	9,200	12,678
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/35	8,000	11,009
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	12/15/36	9,805	13,444
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	9,120	10,387
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	7,976
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	6,251
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	14,027
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	17,870
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	28,646
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	900
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,182
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,477

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,621
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,524
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,957
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	3,080	3,581
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	16,287
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	5,119
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	950
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,412
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	710
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,600
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	997
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	16,147
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,224
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	5,011
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	1,067
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	9,877
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	7,815
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,913
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,480
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	8,193
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	9,356
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	753
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	8,689
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,505
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	9,149
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,327
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,888
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,843
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	7,423
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	6,175
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,631
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,559
	Denver CO City & County GO	5.000%	8/1/23	8,340	9,247
	Denver CO City & County GO	5.000%	8/1/23	7,000	7,762
	Denver CO City & County GO	5.000%	8/1/24	8,760	10,106
	Denver CO City & County GO	5.000%	8/1/25	9,195	10,990
	Denver CO City & County GO	5.000%	8/1/25	9,225	11,026
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	804
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	766
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	769
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,564
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,531
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,241
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,238
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,231
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,865
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,472
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/40	1,785	2,166
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	14,713
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	9,443
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	740
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	612
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	671
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/21	27,500	27,462
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,264
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,266
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,573
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,279
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	21,233
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	8,049
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,691
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,671
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	9,172
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	7,347
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	4,074
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,706
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,562
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,470
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,166

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,434
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,429
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	620	668
	El Paso County School District No. 3 Widefield GO, Prere.	5.000%	12/1/22	710	765
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/32	4,010	4,583
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/33	7,535	8,595
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/34	7,075	8,058
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	612
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	245
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,983
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	750	958
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,197
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	22,971
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	29,914
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,913
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,010	3,906
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,623
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	3,003
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,964
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,000	7,727
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,575
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,286
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	7,106
	Metro Wastewater Reclamation District Sewer Revenue	3.000%	4/1/38	2,465	2,763
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,694
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,187
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,357
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,761
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,263
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,460
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,312
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,512
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,235	1,913
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,493
	Regional Transportation District COP	5.000%	6/1/28	4,370	5,577
	Regional Transportation District COP	5.000%	6/1/29	4,455	5,802
	Regional Transportation District COP	5.000%	6/1/30	3,565	4,606
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,859
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	952
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	600	768
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	774
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	651
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	919
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	720
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	1,045
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	1,042
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	800	966
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,244
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,317
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,267
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	9,000	12,383
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	8,378
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	646
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	1,095
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,641
	Thornton CO COP	4.000%	12/1/35	3,940	4,689
	Thornton CO COP	4.000%	12/1/36	4,100	4,866
	University of Colorado College & University Revenue	4.000%	6/1/24	5,600	6,247
	University of Colorado College & University Revenue	5.000%	6/1/26	3,105	3,806
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	5,125
	University of Colorado College & University Revenue	5.000%	6/1/30	2,535	3,149
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	6,506
	University of Colorado College & University Revenue	4.000%	6/1/33	3,700	4,207
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,595
	University of Colorado College & University Revenue	4.000%	6/1/34	10,000	11,781
	University of Colorado College & University Revenue	4.000%	6/1/35	5,160	6,068
	University of Colorado College & University Revenue	4.000%	6/1/36	8,405	9,859
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	22,124
	University of Colorado College & University Revenue VRDO	0.060%	5/5/21	31,620	31,620

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,316
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,194
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,610
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,573
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,863
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	1,947
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	2,052
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,321
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,717
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,289
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,575
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,394
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,648
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	268
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	294
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	273
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	285
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	297
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	309
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	322
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	186
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	327
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	365
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	128
	Village Metropolitan District GO	4.150%	12/1/30	1,000	1,093
	Village Metropolitan District GO	5.000%	12/1/40	1,100	1,220
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	810
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	393
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	2,168
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,050	1,244
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	975
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,518
					1,586,115
Connecticut (1.6%)
	Connecticut GO	5.000%	11/1/21	5,000	5,120
	Connecticut GO	4.000%	3/15/22	14,405	14,886
	Connecticut GO	5.000%	4/15/22	6,005	6,282
	Connecticut GO	5.000%	5/15/22	11,310	11,351
	Connecticut GO	5.000%	6/1/22	8,010	8,428
	Connecticut GO	5.000%	6/15/22	9,355	9,861
	Connecticut GO	5.000%	9/15/22	6,830	7,282
	Connecticut GO	5.000%	11/15/22	5,000	5,371
	Connecticut GO	5.000%	11/15/22	7,120	7,649
	Connecticut GO	5.000%	3/15/23	9,555	10,415
	Connecticut GO	5.000%	11/1/23	10,125	10,365
	Connecticut GO	5.000%	11/15/23	7,715	8,647
	Connecticut GO	5.000%	11/15/23	14,275	16,000
	Connecticut GO	5.000%	3/15/24	10,000	11,358
	Connecticut GO	5.000%	5/15/24	4,500	5,144
	Connecticut GO	5.000%	6/1/24	10,260	10,790
	Connecticut GO	5.000%	9/1/24	20,000	23,115
	Connecticut GO	5.000%	10/15/24	10,805	11,553
	Connecticut GO	5.000%	11/15/24	6,440	7,498
	Connecticut GO	5.000%	11/15/24	10,025	11,673
	Connecticut GO	5.000%	2/15/25	11,830	13,896
	Connecticut GO	5.000%	3/1/25	19,440	21,120
	Connecticut GO	5.000%	4/15/25	1,375	1,624
	Connecticut GO	5.000%	6/15/25	1,025	1,218
	Connecticut GO	5.000%	9/1/25	19,395	22,354
	Connecticut GO	5.000%	2/15/26	11,000	13,341
	Connecticut GO	5.000%	6/15/26	2,665	3,153
	Connecticut GO	5.000%	9/1/26	13,170	15,129
	Connecticut GO	5.000%	9/15/26	1,405	1,734
	Connecticut GO	5.000%	11/1/26	9,650	9,876
	Connecticut GO	5.000%	2/15/27	12,000	14,963
	Connecticut GO	5.000%	3/15/27	9,800	11,472
	Connecticut GO	4.000%	9/15/27	3,000	3,142
	Connecticut GO	5.000%	4/15/28	3,950	5,069
	Connecticut GO	4.000%	6/1/28	3,000	3,626

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	8/15/28	550	670
	Connecticut GO	4.000%	6/1/29	6,500	7,936
	Connecticut GO	5.000%	3/1/30	8,900	9,993
	Connecticut GO	4.000%	6/1/31	1,850	2,269
	Connecticut GO	5.000%	6/15/31	5,000	5,669
	Connecticut GO	5.000%	4/15/32	4,000	4,168
	Connecticut GO	4.000%	6/1/32	1,000	1,221
	Connecticut GO	5.000%	6/15/32	6,000	6,801
	Connecticut GO	5.000%	8/15/32	20,000	21,981
	Connecticut GO	3.000%	1/15/33	6,360	7,163
	Connecticut GO	5.000%	6/15/33	8,000	9,055
	Connecticut GO	5.000%	10/15/33	12,000	14,506
	Connecticut GO	3.000%	1/15/34	2,000	2,242
	Connecticut GO	4.000%	3/15/34	7,500	8,472
	Connecticut GO	4.000%	6/15/34	18,000	20,130
	Connecticut GO	5.000%	11/15/34	10,000	11,785
	Connecticut GO	3.000%	1/15/35	2,500	2,794
	Connecticut GO	4.000%	3/15/35	27,500	31,026
	Connecticut GO	5.000%	4/15/35	1,000	1,219
	Connecticut GO	5.000%	11/15/35	5,000	5,884
	Connecticut GO	3.000%	1/15/36	8,800	9,797
	Connecticut GO	4.000%	6/1/36	4,000	4,811
	Connecticut GO	4.000%	6/15/36	1,055	1,229
	Connecticut GO	3.000%	1/15/37	9,955	11,043
[1]	Connecticut GO	4.000%	1/15/37	6,500	7,821
	Connecticut GO	4.000%	6/1/37	6,150	7,373
	Connecticut GO	4.000%	6/15/37	990	1,150
	Connecticut GO	3.000%	1/15/38	12,025	13,285
	Connecticut GO	4.000%	6/1/38	9,375	11,208
[1]	Connecticut GO	3.000%	1/15/39	3,520	3,867
	Connecticut GO	3.000%	1/15/39	11,890	13,097
	Connecticut GO	4.000%	6/1/39	3,000	3,577
	Connecticut GO	5.000%	6/1/40	750	965
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	6,260	6,792
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.040%	5/6/21	9,320	9,320
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,323
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	22,060
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,459
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	8,869
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	16,194
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	26,882
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	11,450
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	7,076
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	12,847
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	3,938
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,000	6,838
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	15,319
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	18,628
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	6,000	8,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	6,516
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	4,255
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	22,738
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	6,178
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	8,000	10,604
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,211
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	12,350
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,866
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	6,288
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	4,966
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,551
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	7,868
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,861
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	5,350	6,457
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	2,815	3,390
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	6,233
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	6,135
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,320
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,356
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	514

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,347
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	643
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,781
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	596
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,491
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,910
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	1,066
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,690
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,859
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	674
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	564
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	544
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,970	23,323
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	23,943
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	33,535	35,449
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	34,985
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	998
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,974
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	32,724
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	11,139
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,213
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	6,641
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,707
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	5,195
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,900	2,314
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	12,833
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,651
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,176
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,045	1,225
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,169
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,441
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	15,994
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	4,031
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,869
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	5,111
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	4,010
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,860
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	5,970	6,783
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	4,145	4,177
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,543
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	958
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	545
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	962
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	830
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	955
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	731
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,697
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,420
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	2,292
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,512
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,391
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	13,642
	Metropolitan District GO	5.000%	7/15/26	1,000	1,222
	Metropolitan District GO	5.000%	7/15/27	1,640	2,059
	Metropolitan District GO	5.000%	7/15/29	1,845	2,353
	Metropolitan District GO	5.000%	7/15/30	1,360	1,723
	Metropolitan District GO	5.000%	7/15/30	1,575	2,051
	Metropolitan District GO	5.000%	7/15/31	1,520	1,918
	Metropolitan District GO	5.000%	7/15/31	2,190	2,838
	Metropolitan District GO	5.000%	7/15/32	1,765	2,220
	Metropolitan District GO	5.000%	7/15/32	2,000	2,583
	Metropolitan District GO	5.000%	7/15/33	1,325	1,706
	Metropolitan District GO	5.000%	7/15/33	1,000	1,287
	Metropolitan District GO	5.000%	7/15/34	1,425	1,829
	Metropolitan District GO	5.000%	7/15/34	1,000	1,284
	Metropolitan District GO	4.000%	7/15/35	1,880	2,253
	Metropolitan District GO	4.000%	7/15/36	1,425	1,703
	Metropolitan District GO	4.000%	7/15/36	1,200	1,434
	Metropolitan District GO	4.000%	7/15/37	2,030	2,419

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan District GO	4.000%	7/15/38	1,115	1,325
	Metropolitan District GO	4.000%	7/15/39	500	593
	Metropolitan District GO	4.000%	7/15/39	1,050	1,245
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,446
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,437
[1]	Stratford CT GO	4.000%	1/1/37	3,890	4,428
[1]	Stratford CT GO	4.000%	1/1/38	3,890	4,419
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,231
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,484
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	9,300
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,703
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,974
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,610
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	4,219
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,608
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,358
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	1,973
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	7,311
					1,328,488
Delaware (0.2%)
	Delaware GO	5.000%	2/1/24	3,000	3,395
	Delaware GO	5.000%	2/1/25	2,010	2,361
	Delaware GO	5.000%	8/1/25	3,535	3,914
	Delaware GO	5.000%	1/1/26	2,000	2,424
	Delaware GO	5.000%	2/1/26	3,045	3,700
	Delaware GO	5.000%	3/1/27	3,000	3,765
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	351
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	424
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	417
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	650
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	553
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	584
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	378
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	410
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	6,533
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	4,441
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	8,633
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	11,295
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,993
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,357
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,509
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,474
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,607
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,665
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/31	2,500	3,294
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,623
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,613
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,605
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,949
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/22	6,000	6,341
	New Castle County DE GO	4.000%	7/15/26	1,185	1,236
	University of Delaware College & University Revenue	5.000%	11/1/31	1,580	2,172
	University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,301
	University of Delaware College & University Revenue	5.000%	11/1/36	510	726
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	3,008
	University of Delaware College & University Revenue	5.000%	11/1/37	550	786
	University of Delaware College & University Revenue	5.000%	11/1/38	535	766
	University of Delaware College & University Revenue	5.000%	11/1/39	850	1,225
	University of Delaware College & University Revenue VRDO	0.030%	5/3/21	9,380	9,380
	University of Delaware College & University Revenue VRDO	0.030%	5/3/21	19,525	19,525
	University of Delaware College & University Revenue VRDO	0.030%	5/3/21	8,300	8,300
	Wilmington DE GO	4.000%	1/1/29	3,320	4,100
	Wilmington DE GO	4.000%	1/1/30	1,350	1,689
	Wilmington DE GO	4.000%	1/1/31	1,000	1,267
					143,739
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,293
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,137

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	1,124
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,638
	District of Columbia College & University Revenue	5.000%	4/1/30	250	326
	District of Columbia College & University Revenue	5.000%	4/1/31	250	331
	District of Columbia College & University Revenue	4.000%	4/1/32	250	304
	District of Columbia College & University Revenue	4.000%	4/1/33	280	338
	District of Columbia College & University Revenue	4.000%	4/1/34	300	359
	District of Columbia College & University Revenue	4.000%	4/1/35	300	359
	District of Columbia College & University Revenue	5.000%	10/1/35	890	911
	District of Columbia College & University Revenue	4.000%	4/1/36	350	417
	District of Columbia College & University Revenue	3.000%	4/1/37	515	554
	District of Columbia College & University Revenue	3.000%	4/1/38	915	980
[2]	District of Columbia College & University Revenue VRDO	0.060%	5/6/21	14,330	14,330
	District of Columbia GO	5.000%	6/1/21	5,070	5,089
	District of Columbia GO	5.000%	6/1/24	1,000	1,147
	District of Columbia GO	5.000%	10/15/25	9,000	10,844
	District of Columbia GO	5.000%	6/1/28	2,175	2,733
	District of Columbia GO	5.000%	6/1/29	1,065	1,330
	District of Columbia GO	5.000%	6/1/30	5,450	6,711
	District of Columbia GO	5.000%	6/1/31	7,645	8,701
	District of Columbia GO	5.000%	6/1/31	6,280	7,148
	District of Columbia GO	5.000%	6/1/31	5,530	6,802
	District of Columbia GO	5.000%	6/1/31	7,425	9,221
	District of Columbia GO	5.000%	6/1/32	9,630	10,954
	District of Columbia GO	5.000%	6/1/32	4,520	5,142
	District of Columbia GO	5.000%	6/1/32	9,000	10,880
	District of Columbia GO	5.000%	6/1/32	8,395	10,316
	District of Columbia GO	4.000%	6/1/33	7,020	8,187
	District of Columbia GO	5.000%	6/1/33	19,325	23,712
	District of Columbia GO	5.000%	10/15/33	7,655	9,897
	District of Columbia GO	5.000%	6/1/34	12,500	15,307
	District of Columbia GO	5.000%	6/1/34	5,115	6,334
	District of Columbia GO	5.000%	6/1/35	4,500	5,499
	District of Columbia GO	5.000%	6/1/35	18,355	22,733
	District of Columbia GO	5.000%	6/1/36	4,540	5,540
	District of Columbia GO	5.000%	6/1/36	17,380	21,478
	District of Columbia GO	5.000%	6/1/36	11,250	13,902
	District of Columbia GO	5.000%	6/1/36	1,000	1,258
	District of Columbia GO	5.000%	6/1/37	3,380	4,167
	District of Columbia GO	5.000%	10/15/37	17,475	22,361
	District of Columbia GO	5.000%	6/1/38	11,045	13,592
	District of Columbia GO	5.000%	6/1/38	11,485	14,384
	District of Columbia GO	5.000%	10/15/38	16,125	20,584
	District of Columbia GO	5.000%	6/1/41	3,395	4,044
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,544
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,955	1,957
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,752
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	10,645	10,645
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	1,895	1,895
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,799
	District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,675
	District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	2,917
	District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	26,428
	District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,331
	District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,223
	District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	4,888
	District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	30,005
	District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	33,783
	District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	17,349
	District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,595
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	9,182
	District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	19,101
	District of Columbia Income Tax Revenue	5.000%	3/1/34	6,040	7,874
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	16,911
	District of Columbia Income Tax Revenue	5.000%	3/1/35	10,120	13,280
	District of Columbia Income Tax Revenue	4.000%	3/1/37	4,000	4,831
	District of Columbia Income Tax Revenue	5.000%	3/1/37	10,755	14,027
	District of Columbia Income Tax Revenue	5.000%	3/1/38	8,675	11,283
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,403

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	10,346
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,924
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,860
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,683
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	10,229
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	5,115	5,453
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,330
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,330
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	8,351
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,000	9,145
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	10,649
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,250
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	748
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	4,432
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,479
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	4,294
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,762
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,474
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,457
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,341
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,492
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	25,476
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,332
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,523
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,162
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,456
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	2,077
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,889
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	4,047
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,770
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,637
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	2,097
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,452
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.040%	5/3/21	4,895	4,895
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,386
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,999
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,976
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,789
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	9,233
[6]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	650
[6]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/31	1,250	1,639
[6]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,676
[6]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,200
[6]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,194
[6]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	593
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	8,240
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	14,953
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	7,102
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,725
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	7,585
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	16,242
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	11,730	15,390
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	9,675	12,653
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	19,563
					903,706
Florida (4.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,152
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,551
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,519
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	24,862
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	5,050	5,269
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,523
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,210
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	6,106
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,388
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,424
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,767
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,749
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,821

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	3,065
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,525
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,900
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,698
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,837
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	5,054
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	10,101
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,691
	Brevard County School District COP	5.000%	7/1/25	1,000	1,099
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,134
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,934
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	6,183
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,344
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	8,131
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	8,582
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	9,050
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/37	4,440	4,905
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/39	3,635	3,994
	Broward County FL School District COP	5.000%	7/1/26	15,315	18,617
	Broward County FL School District GO	5.000%	7/1/33	5,605	7,105
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,624
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,386
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,720
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,597
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,539
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	859
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	4,304
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,680
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,477
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	4,318
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,225
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	2,297
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	2,365	2,878
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,273
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	200	226
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,971
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	358
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	3,070
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	2,146
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,910
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	5,323
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	11,581
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	3,300
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	5,786
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	7,473
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,887
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,998
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	6,316
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	6,513
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	8,538
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	6,188
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	12,165
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	7,182
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,610
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	5,137
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,219
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	10,310	10,673
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,835	31,701
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	24,020
[4,8]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,993
[4,8]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,197
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,263
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	271
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	267
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	360
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,724
	Duval County Public Schools COP	5.000%	7/1/33	14,415	16,815
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,969
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,914

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,364
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,736
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,556
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,879
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	5,239
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	8,841
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	4,538
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	7,590
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	7,921
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	12,605
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	9,149
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,560
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/25	5,985	7,100
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	6,265	7,201
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,086
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	11,457
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	10,432
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	13,983
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	8,067
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	1,485	1,828
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	13,634
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	182
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	470	507
[5]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,696
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,569
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	487
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,156
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,889
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	388
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	356
	Florida GO	5.000%	6/1/22	10,202	10,741
	Florida GO	5.000%	6/1/22	3,050	3,211
	Florida GO	5.000%	6/1/22	7,050	7,423
	Florida GO	5.000%	6/1/22	8,700	9,160
	Florida GO	5.000%	7/1/22	22,060	23,316
	Florida GO	5.000%	6/1/23	10,230	11,266
	Florida GO	5.000%	6/1/23	10,440	11,497
	Florida GO	6.000%	6/1/23	7,000	7,854
	Florida GO	5.000%	7/1/23	750	793
	Florida GO	5.000%	7/1/23	5,135	5,675
	Florida GO	5.000%	6/1/24	9,275	10,633
	Florida GO	5.000%	6/1/24	1,835	2,104
	Florida GO	5.000%	6/1/25	16,000	16,059
	Florida GO	5.000%	7/1/26	5,540	6,813
	Florida GO	5.000%	7/1/26	15,845	19,468
	Florida GO	4.000%	6/1/27	15,000	16,144
	Florida GO	4.000%	6/1/27	12,000	12,482
	Florida GO	5.000%	6/1/27	8,235	10,394
	Florida GO	5.000%	7/1/27	5,000	6,189
	Florida GO	4.000%	6/1/28	3,730	3,880
	Florida GO	5.000%	6/1/28	18,405	23,822
	Florida GO	4.000%	6/1/29	16,000	16,644
	Florida GO	4.000%	6/1/29	2,700	3,139
	Florida GO	5.000%	6/1/29	9,390	12,407
	Florida GO	4.000%	6/1/30	2,590	3,060
	Florida GO	5.000%	6/1/30	14,680	19,786
	Florida GO	5.000%	6/1/30	18,050	24,328
	Florida GO	4.000%	6/1/32	16,000	18,146
	Florida GO	4.000%	6/1/32	45	54
	Florida GO	5.000%	6/1/32	21,145	29,724
	Florida GO	4.000%	6/1/33	5,570	6,428
	Florida GO	4.000%	6/1/35	4,000	4,659
	Florida GO	4.000%	6/1/36	17,715	20,589
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,193
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,872
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,357
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,176
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,531
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	501

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	294
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	554
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	414
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,294
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	421
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,287
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	461
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,512
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	787
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	958
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	431
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	1,018
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	781
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	1,079
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	649
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	881
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	1,870	2,142
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,482
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,357
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,629
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,116
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,315
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,385
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	3,329
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,841
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	3,106
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,962
	Florida Higher Educational Facilities Financial Authority College & University Revenue (University of Tampa Project), Prere.	5.000%	4/1/22	1,000	1,044
	Florida Lottery Revenue	5.000%	7/1/26	3,520	4,333
	Florida Lottery Revenue	5.000%	7/1/26	25,950	31,944
	Florida Lottery Revenue	4.000%	7/1/27	2,750	2,866
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	5,015	5,112
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	2,006
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,243
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	2,108
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,264
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,628
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	4,270
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,642
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	4,119
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,640	10,537
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	12,204
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	10,400
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	6,333
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	5,215
	Florida Ports Financing Commission Miscellaneous Taxes Revenue, Prere.	5.000%	10/1/21	2,075	2,117
	Florida Ports Financing Commission Miscellaneous Taxes Revenue, Prere.	5.000%	10/1/21	1,420	1,448
	Florida Ports Financing Commission Miscellaneous Taxes Revenue, Prere.	5.000%	10/1/21	2,000	2,040
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	5,327
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	5,464
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,539
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,754
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,429
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,790	4,677
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	4,037
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	6,339
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	8,949
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	5,028
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	6,265
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	6,266
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.080%	5/5/21	44,535	44,535
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,690	1,696
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	891
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	3,051
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,443
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,260
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,613
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,758

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,514
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,045	2,434
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,392
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	7,263
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	7,109
[1]	Herons Glen Recreation District	2.500%	5/1/28	345	366
[1]	Herons Glen Recreation District	2.500%	5/1/29	355	376
[1]	Herons Glen Recreation District	2.500%	5/1/30	365	385
[1]	Herons Glen Recreation District	2.500%	5/1/31	375	393
[1]	Herons Glen Recreation District	3.000%	5/1/32	285	313
[1]	Herons Glen Recreation District	3.000%	5/1/33	300	328
[1]	Herons Glen Recreation District	3.000%	5/1/34	245	267
[1]	Herons Glen Recreation District	3.000%	5/1/35	255	277
[1]	Herons Glen Recreation District	3.000%	5/1/36	260	282
[1]	Herons Glen Recreation District	2.500%	5/1/40	1,200	1,233
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	34,163
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	13,971
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	30,991
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,679
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/3/21	8,880	8,880
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	10,000	10,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	3,234
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	11,717
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	15,923
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,315
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	14,359
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	14,311
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	433
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,970
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	5,680	7,055
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,230
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,794
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,802
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,684
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,785	2,192
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,626
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	5,489
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,997
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,741
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	6,021
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	6,311
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	6,604
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,926
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,561
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,884
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,478
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,852
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,904
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	4,960	6,252
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	10,696
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	7,461
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	2,196
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	9,025
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,899
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,916
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,618
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,449
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,930	13,138
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	11,032
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	13,560
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,865
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,566
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	2,025
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,491
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,793
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,665
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	4,176
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,567
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,887

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,505
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	3,010
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,946
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	18,138
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	9,316
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,969
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	12,585
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,303
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	7,633
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	704
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	9,010
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	8,667
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	7,000	8,643
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	11,107
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	9,096
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,324
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	11,827
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,537
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	2,500	2,901
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	12,148
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	10,766
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,634
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	8,149
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,476
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,272
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	2,073
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	5,283
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	699
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,846
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,657
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	304
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	806
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,705	1,821
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	497
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,394
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,523
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	26,644
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,960
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,978
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,517
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	7,033
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	2,355	2,363
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,108
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,296
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,416
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	13,042
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,589
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,506
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,574
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	9,221
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,541
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	3,298
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,204
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,201
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	7,185
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,293
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	5,495
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,416
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,730
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	763
	JEA Water & Sewer System Water Revenue VRDO	0.080%	5/5/21	55,845	55,845
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,158
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,717
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,894
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,514
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,855
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,759
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	668
[4]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/28	1,500	1,695

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/29	1,760	1,987
[4]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/30	3,000	3,387
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,827
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	525
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,381
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,090
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,755	4,254
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,135	3,545
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,895
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	3,054
	Lee County FL Appropriations Revenue	5.000%	10/1/24	3,020	3,456
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,153
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,509
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,790
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	2,088
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,147
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,146
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,144
	Lee County FL Water & Sewer Revenue, Prere.	5.250%	10/1/21	5,950	6,075
	Lee County School Board COP	5.000%	8/1/22	1,600	1,696
	Lee County School Board COP	5.000%	8/1/23	1,150	1,270
	Lee County School Board COP	5.000%	8/1/24	2,330	2,673
	Lee County School Board COP	5.000%	8/1/27	5,010	5,722
	Lee County School Board COP	5.000%	8/1/28	4,080	4,651
	Lee County School Board COP	5.000%	8/1/34	3,500	4,212
	Lee County School Board COP	5.000%	8/1/35	4,270	5,129
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,763
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	9,125
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,470	4,459
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	5,642
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	7,121
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,342
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,459
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,477
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,693
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,758
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,702
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,244
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,153
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,868
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,556
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,755
	Miami Beach FL GO	5.000%	5/1/35	4,000	5,121
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,442
	Miami Beach FL GO	5.000%	5/1/37	5,695	7,230
	Miami Beach FL GO	5.000%	5/1/38	5,980	7,558
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,294
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,266
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,390
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	2,206
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,583
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,960
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	5,203
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,923
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	2,150
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,947
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,835
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,928
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,600
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,786
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,956
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	3,168
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,239
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	913
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,262
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,521
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,415	3,493
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,202
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	926

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,118
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,820	3,029
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	1,355	1,455
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,471
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,806
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,398
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,590
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,445
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,606
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,750
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,761
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,975
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	4,364
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,797
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	5,022
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,467
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,896
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,841
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	7,140
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,595
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,901
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,948
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,420
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,278
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,589
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,919
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,271
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	721
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,894
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	7,315
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	704
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,558
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	2,063
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	18,586
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	9,915
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	16,876
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	10,391
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,748
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	7,497
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,681
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	8,052
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,414
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	8,212
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,356
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,637
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,941
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	6,740
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,951
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,790
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,450	2,931
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,513
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	5,086
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	5,072
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,734
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,384
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	6,234
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	11,217
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,246
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	11,496
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	6,092
	Miami-Dade County FL GO	3.000%	7/1/35	10,645	12,111
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	6,016
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	6,029
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	8,293
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,244
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	3,065
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	14,440
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	12,932
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,713

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	4,238
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,227
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	4,647
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	6,300
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	7,256
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	7,593
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	4,062
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	6,357
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	5,587
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	8,326
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	5,852
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	8,724
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	14,500	8,783
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,000	2,138
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	3,000	3,206
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	11,340	12,120
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	8,840	9,448
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	10,035	10,725
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	11,440	12,227
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,540	2,715
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	4,000	4,275
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	13,500	14,429
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	11,550	12,345
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,606
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	4,216
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	10,870
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	12,729
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	11,589
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	4,000	4,226
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	8,000	8,453
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	6,265	6,620
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,060	2,177
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,680	1,775
Miami-Dade County FL Water & Sewer Water Revenue	5.250%	10/1/21	20,000	20,417
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	14,270	15,243
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	8,405
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	11,898
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,605	13,797
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	12,015
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	12,998
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	11,824
Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,959
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	27,121
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	4,071
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	13,526
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,766
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	21,832
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	15,842
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,942
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	5,759
Miami-Dade County FL Water Revenue	5.000%	10/1/30	3,250	4,391
Miami-Dade County FL Water Revenue	5.000%	10/1/31	2,000	2,718
Miami-Dade County FL Water Revenue	5.000%	10/1/32	2,300	3,110
Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,533
Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	6,504
Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	8,632
Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	9,509
Miami-Dade County FL Water Revenue	4.000%	10/1/38	3,875	4,731
Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	11,356
Miami-Dade County FL Water Revenue	3.000%	10/1/40	3,550	3,894
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,243
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,213
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	2,625	2,651
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	9,238
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	11,499
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	11,547
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	11,473
Miami-Dade County School Board COP GO	5.000%	3/15/35	1,130	1,351
Miami-Dade County School Board GO	5.000%	3/15/31	3,000	3,258

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County School Board GO	5.000%	3/15/32	6,985	7,582
	Miami-Dade County School Board GO	5.000%	3/15/33	6,010	6,523
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/30	2,300	2,588
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	2,600	2,926
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,275
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	2,001
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,474
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	3,156
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	6,483
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,917
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,109
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	6,072
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	5,480
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	9,480	11,317
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,709
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	7,096
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/34	5,615	7,408
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	7,691
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	8,043
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	5,117
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	8,713
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	9,111
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	8,247
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,724
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	9,730
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,688
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,802
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,490
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	6,183
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	7,624
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,215
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,930
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,890	1,956
	Orange County School Board COP	5.000%	8/1/32	13,400	18,524
	Orange County School Board COP	5.000%	8/1/33	21,500	25,949
	Orlando FL Appropriations Revenue	5.000%	10/1/21	1,050	1,071
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,326
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,775
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,802
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,769
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,643
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,536
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,538
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,770
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,606
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,965
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,874
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,494
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,507
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,850
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	14,750	14,937
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.060%	5/5/21	54,420	54,420
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	4,045	4,513
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/31	13,030	14,318
[8]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,143
[8]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,648
[8]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,964
[8]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,496
[8]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,654
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	870
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,188
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	656
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,220
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	782
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,556
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	647
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,802
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	643
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,649

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	1,023
Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,658
Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,651
Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,626
Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	886
Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,757
Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	883
Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,926
Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,263
Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,503
Palm Beach County FL Appropriations Revenue	5.000%	6/1/22	1,000	1,053
Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	7,233
Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	9,454
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,990	4,043
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	778
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	774
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,331
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,282
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,403
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,922
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,269
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,638
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,985
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	2,204
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	978
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,402
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,165
Palm Beach County School District COP	5.000%	8/1/26	2,080	2,550
Palm Beach County School District COP	5.000%	8/1/28	6,115	6,461
Palm Beach County School District COP	5.000%	8/1/29	5,970	6,307
Palm Beach County School District COP	5.000%	8/1/29	3,595	4,233
Palm Beach County School District COP	5.000%	8/1/31	10,000	11,383
Palm Beach County School District COP	5.000%	8/1/31	10,660	12,534
Palm Beach County School District COP	5.000%	8/1/32	3,445	4,047
Palm Beach County School District COP	5.000%	8/1/32	12,010	14,110
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,680
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,769
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	859
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,314
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	687
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	645
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,287
Pasco County School Board COP	5.000%	8/1/24	2,315	2,548
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	2,200
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	3,498
Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	5,234
Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,961
Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	2,331
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,215
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	599
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	298
Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	595
Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,383
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,206
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,877
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,588
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,569
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,214
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,912
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,324
Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,570
Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,611
Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	11,469
Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	5,342
Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	6,128
Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	11,061
Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	10,618
Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,759
Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,821
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	16,498
	Seacoast Utility Authority Water Revenue	5.000%	3/1/22	1,995	2,076
	Seminole County Industrial Development Authority Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	1,000	1,018
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	12,365
	South Florida Water Management District COP	5.000%	10/1/26	9,290	11,143
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	5,305
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	6,267
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	4,372
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,957
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	10,356
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	16,867
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	6,055
	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,749
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	559
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	552
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	551
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,247
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/27	3,305	4,138
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/27	4,250	4,708
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/28	4,450	4,926
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.000%	9/1/23	5,985	6,078
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.125%	9/1/24	4,625	4,699
[2]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.060%	5/6/21	13,600	13,600
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,472
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,303
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,400
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,932
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	7,407
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,840
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,434
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,098
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	2,133
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,289
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,807
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,471
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,400
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,179
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,154
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,441
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,538
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,320
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,411
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,637
[7]	Tampa Bay Water Revenue	6.000%	10/1/29	10,000	13,946
	Tampa Bay Water Revenue	5.000%	10/1/32	2,305	2,561
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,618
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,877
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,129
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,645
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,827
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,894
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,008
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,134
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,052
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	2,032
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,574
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,049
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	15,358
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,665
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	370
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	390
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	429
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	490
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	391
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	357
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	485

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	677
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	970	1,248
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	433
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,172
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,523
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,250	1,269
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,485
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	294
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,722
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,570
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,858
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,352
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	671
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,106
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,088
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,554
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/38	2,250	2,768
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,000	5,281
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	8,562
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	704
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	725
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	753
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	786
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	813
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,748
[2,5]	Tampa-Hillsborough County FL Expressway Authority Highway Revenue TOB VRDO	0.130%	5/6/21	14,760	14,760
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,555
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,491
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	2,300	2,353
	USF Financing Corp. COP	5.000%	7/1/30	5,420	6,332
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,311
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,251
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,329
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,871
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,292
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,741
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,163
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	469
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	596
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	845
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	872
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,160
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,945
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,097
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	721
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,918
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	2,098
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,886
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,682
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,440
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	7,259
					4,175,192
Georgia (2.6%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,701
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,897
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,240
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,981
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,161
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,580
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,482
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/24	2,330	2,624
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,358
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,593
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,617
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	6,154
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,230
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,258
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	4,017
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/24	1,025	1,154

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,600	1,651
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,390	1,434
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,000	1,290
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	8,387
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	11,204
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,839
	Atlanta GA GO	4.875%	12/1/26	7,450	8,641
	Atlanta GA GO	4.500%	12/1/29	2,700	3,083
[4,11]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	6,755	7,120
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	3,160	3,540
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	3,016
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	8,131
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	19,577
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,693
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	9,050
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	4,086
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,280	2,694
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	5,004
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	5,017
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	2,750	3,241
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	17,485
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	11,090
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	11,915
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	12,429
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,630
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	2,209
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	3,240
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	2,134
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,670
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	3,255
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,830
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,706
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	1,086
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,332
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,760
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,958
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	276
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	339
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	452
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	508
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,965
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	398
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	552
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,518
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	937
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	750
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	1,017
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	1,097
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,904
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	2,165
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,948
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,899
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	555
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	536
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	610
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	388
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	771
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	845
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	748
[2,5]	Cobb County GA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	9,560	9,560
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,307
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	635
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	400	508
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	746
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,615
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	594
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,636
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	588
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	693

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	571
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	955
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	868
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	509
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	596
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	714
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	890
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	857
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,272
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,495
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	929
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	588
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,457
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,457
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	468
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,575
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	469
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	847
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	1,118
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,234
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	2,010
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,498
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,723
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,445	2,952
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	4,034
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	3,006
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	5,160
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	5,388
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	3,191
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,446
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	10,383
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	11,551
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	12,113
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,573
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,246
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,153
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,337
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,409
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,552
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,646
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,378
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,314
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,722
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,765
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,180
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,778
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	2,092
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,056
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	7,225
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,439
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,531
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,628
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,270
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,081
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,617
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,296
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,192
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,431
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	2,153
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,681
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,421
Forsyth County School District GO	5.000%	2/1/27	1,000	1,252
Forsyth County School District GO	5.000%	2/1/33	3,350	4,199
Forsyth County School District GO	5.000%	2/1/34	2,535	3,168
Forsyth County School District GO	5.000%	2/1/35	3,790	4,728

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,794
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,633
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,484
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,292
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,475
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,617
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	3,160
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,956
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,594
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	2,060
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,343
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	2,236
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	11,243
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,592
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	4,113
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,931
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	469
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	726
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	658
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	691
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	613
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	1,060
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	1,092
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,652
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,376
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/33	10,000	10,753
	Fulton County GA Water & Sewerage Water Revenue	4.000%	1/1/34	10,000	10,571
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,223
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,792
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	8,103
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,756
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	10,596
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	28,119
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	15,599
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	9,206
	Gainesville School District GO	4.000%	11/1/34	680	839
	Gainesville School District GO	4.000%	11/1/35	1,000	1,231
	Gainesville School District GO	4.000%	11/1/36	1,000	1,226
	Gainesville School District GO	4.000%	11/1/37	1,205	1,473
	Gainesville School District GO	4.000%	11/1/38	1,150	1,402
	Gainesville School District GO	4.000%	11/1/39	850	1,034
	Gainesville School District GO	4.000%	11/1/40	850	1,029
	George L Smith II Congress Center Authority Industrial Revenue	2.375%	1/1/31	1,325	1,375
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/36	1,500	1,755
	Georgia GO	5.000%	1/1/22	9,415	9,720
	Georgia GO	5.000%	2/1/22	6,690	6,934
	Georgia GO	4.000%	10/1/22	13,270	14,000
	Georgia GO	5.000%	1/1/23	6,050	6,540
	Georgia GO	5.000%	2/1/23	5,025	5,452
	Georgia GO	5.000%	7/1/23	20,160	21,303
	Georgia GO	5.000%	7/1/24	22,865	26,312
	Georgia GO	5.000%	7/1/24	29,915	34,424
	Georgia GO	5.000%	7/1/24	34,685	39,913
	Georgia GO	5.000%	12/1/24	10,110	11,814
	Georgia GO	5.000%	2/1/25	10,000	11,751
	Georgia GO	5.000%	2/1/25	3,000	3,386
	Georgia GO	5.000%	7/1/25	20,970	25,002
	Georgia GO	5.000%	7/1/25	1,615	1,925
	Georgia GO	5.000%	7/1/25	4,675	5,574
	Georgia GO	5.000%	1/1/26	4,960	6,016
	Georgia GO	5.000%	2/1/26	9,660	11,748
	Georgia GO	5.000%	7/1/26	10,040	12,370
	Georgia GO	5.000%	2/1/27	10,000	11,260
	Georgia GO	5.000%	2/1/27	14,870	18,618

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	12/1/27	5,175	6,408
	Georgia GO	5.000%	7/1/29	1,510	1,891
	Georgia GO	5.000%	8/1/32	13,000	17,447
	Georgia GO	5.000%	8/1/33	20,000	26,741
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	17,416
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	9,952
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,827
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,395
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,587
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,446
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,522
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,540
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,610
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,732
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,638
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,807
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,956
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,490
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,841
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	3,301
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,143
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,614
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,411
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	4,286
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,370
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	4,182
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,819
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,410
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,837
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,469
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	725
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	2,042
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,447
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,952
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,767
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,401
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,749
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,189
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,777
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	754
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	773
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	528
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	19,649
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	781
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	627
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	1,102
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,571
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	925
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	743
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	984
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	617
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	11,038
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	3,149
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,499
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	890
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,588
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,517
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,644
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,957
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,768
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,871
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,716
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	24,832
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,554
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	12,120	12,496
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	6,042
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	7,921
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	47,944
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	33,770

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	108
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,256
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,416
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,281
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,658
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	568
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	817
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	887
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	702
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	5,028
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	13,842
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	575
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	750	860
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,992
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	605
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	609
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,210
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,505
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,760
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,514
	Gwinnett County School District GO	5.000%	2/1/38	17,010	21,691
	Gwinnett County School District GO	5.000%	2/1/39	15,000	19,109
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,617
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,031
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,155
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,847
	Jackson County GA School District GO	5.000%	3/1/32	1,000	1,296
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	528
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	762
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	1,030
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	10,720	11,152
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	6,794
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	3,072
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,406
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,733
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	8,395
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,828
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	148,189
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	217,567
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	37,355	41,754
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	71,310	82,677
[7]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,960
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	7,745	8,347
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	6,432
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	10,938
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	16,519
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	19,371
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	20,058
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	6,416
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	26,627
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/41	8,455	9,890
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	8,000	9,360
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/44	16,480	17,609
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/44	10,000	11,704
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	21,700	21,700
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	568
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	3,247
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,710
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	22,152
[6]	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	613
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,718
[6]	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	512
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	2,176
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/32	2,100	2,128
[6]	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	700
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,647
[6]	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	468
[6]	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	584
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	4,491

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	14,634
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,414
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,526
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,814
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,390
	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,383
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	989
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	649
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	691
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	653
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	518
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,362
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,620
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	498
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	732
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	804
					2,173,910
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,750	1,825
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	890
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	726
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,404
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,201
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,462
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,185
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,627
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,170
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	343
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	619
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	628
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	477
	Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,622
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	4,655	4,759
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	1,175	1,207
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,896
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	10,476
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	12,772
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/26	2,575	2,646
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,850
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	3,255	3,344
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	11,460
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,447
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,480
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,382
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	6,172
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	6,439
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,723
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	6,070	6,415
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	6,312
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	2,131
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	3,136
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	4,099
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,481
					131,806
Hawaii (1.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	24,085
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	13,253
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	28,041
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	32,092
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	10,288
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	20,123
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	33,503
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	17,505
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	36,104
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	17,245	20,699
	Hawaii County HI GO	5.000%	9/1/28	1,000	1,204
	Hawaii County HI GO	5.000%	9/1/29	2,065	2,479
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,199

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	5.000%	11/1/22	11,285	12,104
Hawaii GO	5.000%	12/1/22	10,125	10,410
Hawaii GO	5.000%	8/1/24	15,010	17,290
Hawaii GO	5.000%	8/1/24	8,970	10,332
Hawaii GO	5.000%	10/1/24	10,075	11,676
Hawaii GO	5.000%	11/1/24	22,305	23,914
Hawaii GO	5.000%	4/1/25	19,785	23,335
Hawaii GO	5.000%	8/1/25	4,105	4,721
Hawaii GO	5.000%	8/1/25	2,515	2,893
Hawaii GO	5.000%	10/1/25	12,015	14,412
Hawaii GO	5.000%	10/1/25	3,605	4,324
Hawaii GO	4.000%	4/1/26	26,025	30,418
Hawaii GO	5.000%	8/1/26	1,420	1,630
Hawaii GO	5.000%	1/1/27	8,015	9,961
Hawaii GO	5.000%	4/1/27	7,870	9,537
Hawaii GO	4.000%	4/1/28	5,050	5,831
Hawaii GO	5.000%	5/1/28	14,910	18,572
Hawaii GO	5.000%	10/1/28	8,080	9,928
Hawaii GO	5.000%	10/1/28	9,085	11,163
Hawaii GO	4.000%	4/1/29	10,000	11,480
Hawaii GO	5.000%	8/1/29	8,585	9,817
Hawaii GO	5.000%	8/1/29	31,900	35,204
Hawaii GO	5.000%	10/1/29	7,000	8,568
Hawaii GO	4.000%	4/1/30	14,190	16,203
Hawaii GO	4.000%	5/1/30	13,815	16,142
Hawaii GO	4.000%	10/1/30	11,500	13,268
Hawaii GO	4.000%	4/1/31	1,410	1,605
Hawaii GO	4.000%	5/1/31	14,160	16,484
Hawaii GO	4.000%	5/1/32	12,160	14,119
Hawaii GO	4.000%	8/1/32	11,740	12,893
Hawaii GO	4.000%	10/1/32	5,285	6,065
Hawaii GO	5.000%	1/1/33	10,750	13,444
Hawaii GO	5.000%	8/1/33	2,975	3,394
Hawaii GO	4.000%	1/1/34	8,740	10,219
Hawaii GO	5.000%	1/1/34	8,745	10,907
Hawaii GO	4.000%	10/1/34	5,760	6,461
Hawaii GO	5.000%	1/1/36	22,430	27,862
Hawaii GO	5.000%	1/1/36	13,000	16,491
Hawaii GO	4.000%	10/1/36	2,250	2,562
Hawaii GO	5.000%	1/1/38	6,000	7,571
Hawaii GO, Prere.	5.000%	12/1/21	3,770	3,875
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	614
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	612
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,213
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	1,027
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,564
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	835
Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,478
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,511
Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,208
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,292
Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,482
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,974
Honolulu HI City & County GO	5.000%	10/1/26	5,135	6,144
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,807
Honolulu HI City & County GO	5.000%	10/1/28	8,415	10,008
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,757
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,708
Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,155
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,068
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,694
Honolulu HI City & County GO	4.000%	10/1/32	15,000	16,884
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,740
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,717
Honolulu HI City & County GO	5.000%	9/1/34	8,035	9,912
Honolulu HI City & County GO	4.000%	10/1/34	10,575	11,861
Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,451
Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,659
Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,781

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	5,000	5,059
	Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,755
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,560
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	6,991
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	11,267
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	10,931
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,861
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	2,525	3,055
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	9,703
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,711
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,987
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	8,335
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	8,044
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	8,127
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	9,774
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	21,474
	University of Hawaii College & University Revenue	4.000%	10/1/32	4,870	5,999
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,939
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	2,251
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	3,182
					1,024,821
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,768
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	3,248
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	5,073
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	6,012
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,613
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	5,050	5,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,421
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,750
[6]	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	3,500	4,584
[6]	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	666
[6]	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	1,014
[6]	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/32	750	1,007
[6]	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/33	1,000	1,335
[6]	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/34	1,000	1,332
[6]	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,217
[6]	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,516
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,453
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,233
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	7,091
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	305
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	324
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	456
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,271
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	724
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,257
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,479
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,289
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,356
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	823
					69,667
Illinois (5.9%)
	Arkansas GO	5.000%	3/1/22	2,550	2,647
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,225
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,276
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	3,196
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,960
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,623
	Chicago Board of Education GO	5.000%	12/1/21	20,000	20,529
[4,10]	Chicago Board of Education GO	5.500%	12/1/21	4,090	4,206
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,957
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,789
[4,10]	Chicago Board of Education GO	5.500%	12/1/22	9,625	10,365
	Chicago Board of Education GO	5.000%	12/1/23	15,000	16,529
	Chicago Board of Education GO	5.000%	12/1/24	20,000	22,686
	Chicago Board of Education GO	5.000%	12/1/25	11,000	12,783
[7]	Chicago Board of Education GO	0.000%	12/1/26	5,590	5,116

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	4,316
	Chicago Board of Education GO	5.000%	12/1/26	12,265	14,510
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,915
	Chicago Board of Education GO	7.000%	12/1/26	19,600	24,542
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,123
	Chicago Board of Education GO	4.000%	12/1/27	7,175	8,205
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,410
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,206
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,959
[7]	Chicago Board of Education GO	0.000%	12/1/28	10,320	8,871
[7]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,894
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,794
	Chicago Board of Education GO	5.000%	12/1/28	11,100	13,593
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,898
[7]	Chicago Board of Education GO	0.000%	12/1/29	375	311
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	3,137
	Chicago Board of Education GO	5.000%	12/1/29	9,375	11,632
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,482
[7]	Chicago Board of Education GO	0.000%	12/1/30	1,475	1,183
[7]	Chicago Board of Education GO	0.000%	12/1/30	20,775	16,661
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	12,780	10,249
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,461
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,871
	Chicago Board of Education GO	5.000%	12/1/30	2,500	3,144
[7]	Chicago Board of Education GO	0.000%	12/1/31	23,405	18,140
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,750
	Chicago Board of Education GO	5.000%	12/1/31	1,600	1,971
	Chicago Board of Education GO	5.000%	12/1/31	3,250	4,063
	Chicago Board of Education GO	5.000%	12/1/32	2,560	3,141
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,593
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,478
	Chicago Board of Education GO	5.000%	12/1/33	3,910	4,851
	Chicago Board of Education GO	5.000%	12/1/34	700	840
	Chicago Board of Education GO	5.000%	12/1/34	4,875	6,031
	Chicago Board of Education GO	5.000%	12/1/35	750	898
	Chicago Board of Education GO	5.000%	12/1/35	3,000	3,707
	Chicago Board of Education GO	5.250%	12/1/35	12,170	13,495
	Chicago Board of Education GO	5.000%	12/1/36	10,210	12,019
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,727
	Chicago Board of Education GO	5.500%	12/1/39	4,000	4,083
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,434
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,829
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,921
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,595
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	2,005
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,539
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,463
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,517
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,510
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,263
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	5,035
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	7,323
	Chicago IL GO	0.000%	1/1/24	4,000	3,825
	Chicago IL GO	5.000%	1/1/24	880	974
	Chicago IL GO	5.000%	1/1/25	1,580	1,802
	Chicago IL GO	5.000%	1/1/26	1,050	1,191
	Chicago IL GO	5.000%	1/1/26	1,660	1,883
	Chicago IL GO	5.000%	1/1/26	13,335	15,544
	Chicago IL GO	5.000%	1/1/26	5,000	5,828
	Chicago IL GO	5.000%	1/1/27	9,000	10,719
	Chicago IL GO	5.000%	1/1/27	3,605	4,181
	Chicago IL GO	5.125%	1/1/27	585	664
	Chicago IL GO	5.250%	1/1/27	4,520	5,147
	Chicago IL GO	5.000%	1/1/28	6,000	7,285
	Chicago IL GO	5.000%	1/1/28	8,000	9,714
	Chicago IL GO	5.250%	1/1/28	4,075	4,474
	Chicago IL GO	5.250%	1/1/28	375	425
	Chicago IL GO	5.000%	1/1/29	3,000	3,703
	Chicago IL GO	5.000%	1/1/29	22,500	27,769

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.250%	1/1/29	2,595	2,840
	Chicago IL GO	5.250%	1/1/29	500	564
	Chicago IL GO	5.000%	1/1/30	9,540	11,939
	Chicago IL GO	5.500%	1/1/30	750	850
[7]	Chicago IL GO	0.000%	1/1/31	3,135	2,465
	Chicago IL GO	5.000%	1/1/31	3,875	4,713
	Chicago IL GO	5.000%	1/1/31	1,300	1,612
	Chicago IL GO	5.625%	1/1/31	2,220	2,669
	Chicago IL GO	5.000%	1/1/32	800	988
	Chicago IL GO	5.250%	1/1/32	1,000	1,090
	Chicago IL GO	5.000%	12/1/32	4,275	5,324
	Chicago IL GO	5.000%	1/1/33	5,000	5,105
[7]	Chicago IL GO	0.000%	1/1/34	2,490	1,763
	Chicago IL GO	5.500%	1/1/35	8,000	9,914
	Chicago IL GO	5.000%	1/1/36	970	1,046
	Chicago IL GO	6.000%	1/1/38	1,250	1,515
	Chicago IL GO	5.000%	1/1/39	17,090	20,319
	Chicago IL GO	5.000%	1/1/40	1,335	1,584
	Chicago IL GO	5.500%	1/1/40	590	658
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/23	1,200	1,251
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,110	1,184
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	3,500	3,702
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/28	3,000	3,162
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/29	2,000	2,102
[2,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.180%	5/6/21	36,250	36,250
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,653
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,662
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	3,076
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,926
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	4,093
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	11,100
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,749
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,895	20,913
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,220
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	2,082
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,803
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,875
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,696
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,862
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,309
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	12,694
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,900
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	8,859
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,817
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,190
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,269
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,553
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,229
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,271
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,314
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,695
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,751
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,823
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,607
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	11,102
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	11,085
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	7,446
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,434
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,095
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,342
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,643
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,739
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,617
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,203
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,077
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,671
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	378

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	39,881
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,623
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,486
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,092
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	10,775	12,505
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,893
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	681
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	6,308
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	38
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,010	1,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,092
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,471
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	15,791
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,914
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,454
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,852
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,317
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,467
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,793
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,881
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,799
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	907
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	26,447
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	15,915
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,509
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,471
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	19,960
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	4,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,649
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,050	12,183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	24,256
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,639
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,074
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	12,325
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	23,225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	31,000	39,822
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	25,000	29,794
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	12,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	14,513
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	14,134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	3,204
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	23,000	27,336
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	6,870
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,744
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	10,368
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	7,500	8,886
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	11,883
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	6,034
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,230
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	12,875
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,724
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	13,623
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	6,442
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	7,964
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,959
	Chicago Park District GO	5.000%	1/1/25	4,685	4,813
	Chicago Park District GO	5.000%	1/1/25	625	717
	Chicago Park District GO	5.000%	1/1/26	515	608
	Chicago Park District GO	5.000%	1/1/27	1,000	1,175
	Chicago Park District GO	5.000%	1/1/27	2,085	2,516
	Chicago Park District GO	5.000%	1/1/27	5,580	6,144
	Chicago Park District GO	5.000%	1/1/28	1,000	1,169
	Chicago Park District GO	5.000%	1/1/28	1,420	1,751
	Chicago Park District GO	5.000%	1/1/29	985	1,145
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	5,511
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,162

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,857
	Chicago Park District GO	5.000%	1/1/31	3,445	3,750
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,788
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,950
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,158
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,315
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,870
	Chicago Park District GO	5.000%	1/1/32	2,625	2,854
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,736
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	6,074
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	2,223
	Chicago Park District GO	5.000%	1/1/33	1,000	1,086
	Chicago Park District GO	5.000%	1/1/33	1,095	1,189
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	2,083
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	6,226
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,305
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	3,173
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	4,373
	Chicago Park District GO	5.500%	1/1/33	1,500	1,648
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,612
	Chicago Park District GO	5.000%	1/1/34	1,500	1,627
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,981
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,301
	Chicago Park District GO	5.000%	1/1/35	1,075	1,165
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	2,140
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	3,417
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,750
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,251
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,489
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,512
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,253
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	44,689
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	10,000	10,297
[2,5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.180%	5/6/21	32,795	32,795
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	31,170	31,240
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	13,085	13,114
	Chicagosit Authority Transit Revenue	5.000%	6/1/28	30,225	30,291
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	4,410
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	4,486
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,500	4,565
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	2,750	3,639
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,202
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,279
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,207
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,227
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,662
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,052
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,614
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,739
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,355
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,256
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,599
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,340
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,455
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,581
	Cook County IL GO	5.250%	11/15/25	4,700	4,824
[4]	Cook County IL GO	5.000%	11/15/26	2,500	3,074
	Cook County IL GO	5.000%	11/15/28	2,380	3,050
	Cook County IL GO	5.250%	11/15/28	35,500	36,421
	Cook County IL GO	5.000%	11/15/31	2,155	2,849
	Cook County IL GO	5.000%	11/15/32	1,415	1,863
	Cook County IL GO	5.000%	11/15/33	1,390	1,824
	Cook County IL GO	5.000%	11/15/34	1,180	1,436
	Cook County IL GO	5.000%	11/15/35	1,025	1,245
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,413
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,396
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	1,105
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	787
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	16,211

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	17,043
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	15,120
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	18,739
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,924
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	2,028
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	5,025
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,195
	Evanston IL GO	3.500%	12/1/38	2,000	2,211
[1]	Evanston IL GO	3.500%	12/1/39	2,000	2,221
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,000	2,039
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,253
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	4,000	4,078
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,864
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	5,195	5,296
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	9,229
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	2,990	3,048
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,745	3,949
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	3,500	3,567
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,576
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,655
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	630
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	17,218
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	4,400	4,483
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	3,121
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	4,202
	Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,739
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	770
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	14,057
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	4,250	4,331
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,448
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	670
	Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,823
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	891
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	5,250	5,346
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,214
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	581
	Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,913
	Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	632
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	17,180
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	5,300	5,397
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	1,000
	Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	2,007
	Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	629
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	558
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	17,169
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,050	1,069
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,000	4,069
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	370
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	5,000	6,860
	Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,370
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,739
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,591
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	1,139
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	33,101
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,154
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	240
	Illinois Finance Authority College & University Revenue VRDO	0.040%	5/5/21	31,655	31,655
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,138
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	340	354
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,169
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,389
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,737
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,394
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	3,885	4,475
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	5,010	5,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,308
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	2,136
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	9,404

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,191
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,025	2,413
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,374
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	9,711
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	805	912
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,234
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	2,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,683
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	20,585
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,278
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,999
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	15,000	15,859
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,697
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	17,051
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,862
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,290	1,471
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,467
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,640
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,834
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	909
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	642
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,874
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,720
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,261
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	8,395
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,904
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	12,240
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,456
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,256
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	3,321
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	8/15/31	10,000	10,154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,340
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	7,516
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	12,219
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,639
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	7,575	7,981
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,261
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	11,019
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	2,051
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,867
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	6,077
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,970
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	638
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,746
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,619
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	5,000	5,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	4,196
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,941
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	670
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,532
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	3,068
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	4,000	5,316
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,626
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	3,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	9,408
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,651
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,830	6,391
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,692
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	9,084

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,231
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,875
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,350	5,277
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	5,100	6,168
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	6,796
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,345	10,023
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	2,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	16,667
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	400	469
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	1,197
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	4,880	5,637
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,885	2,137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	3,250	3,906
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/28	3,350	4,253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/29	2,250	2,831
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	6,449
[2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/6/21	3,995	3,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	10,730	10,730
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	5,990	5,990
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	15,475	15,475
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	10,000	10,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	45	48
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	5/15/22	5,070	5,296
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	3,750	3,937
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,205
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	11,501
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	3,020	3,142
[2]	Illinois Finance Authority Private Schools Revenue (Fenwick High School Project) VRDO	0.070%	5/6/21	15,635	15,635
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.060%	5/5/21	4,800	4,800
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.070%	5/6/21	25,000	25,000
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	7,356
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	6,124
	Illinois GO	5.000%	5/1/21	4,785	4,785
	Illinois GO	5.000%	8/1/21	25,000	25,281
	Illinois GO	5.000%	11/1/21	88,155	90,127
	Illinois GO	5.000%	2/1/22	5,230	5,409
	Illinois GO	5.000%	2/1/22	7,740	8,005
	Illinois GO	4.000%	3/1/22	3,700	3,810
	Illinois GO	5.000%	3/1/22	1,375	1,427
	Illinois GO	5.000%	7/1/22	7,050	7,422
[4]	Illinois GO	5.000%	8/1/22	11,720	12,393
	Illinois GO	5.000%	8/1/22	10,000	10,564
	Illinois GO	5.000%	10/1/22	13,500	14,359
	Illinois GO	5.000%	10/1/22	17,880	19,018
	Illinois GO	5.000%	11/1/22	10,000	10,673
	Illinois GO	5.000%	11/1/22	65,730	70,029
	Illinois GO	5.000%	2/1/23	8,600	9,270
	Illinois GO	5.000%	2/1/23	7,120	7,675
	Illinois GO	5.000%	3/1/23	2,250	2,433
	Illinois GO	5.000%	3/1/23	4,000	4,326
	Illinois GO	5.000%	7/1/23	6,120	6,703
	Illinois GO	5.000%	8/1/23	17,050	18,734
	Illinois GO	5.000%	10/1/23	4,500	4,975
	Illinois GO	5.000%	10/1/23	5,000	5,528
	Illinois GO	5.000%	11/1/23	42,780	47,271
	Illinois GO	4.000%	1/1/24	4,860	4,967
	Illinois GO	5.000%	1/1/24	14,060	15,673
	Illinois GO	5.000%	2/1/24	6,270	7,009
	Illinois GO	4.000%	3/1/24	5,800	6,340
	Illinois GO	4.000%	5/1/24	10,210	11,209
	Illinois GO	5.500%	7/1/24	19,000	20,954
	Illinois GO	5.000%	8/1/24	25,335	26,725
	Illinois GO	5.000%	10/1/24	3,000	3,428
	Illinois GO	5.000%	10/1/24	3,000	3,428
	Illinois GO	5.000%	11/1/24	38,000	43,245
	Illinois GO	5.000%	2/1/25	3,250	3,753
	Illinois GO	5.000%	2/1/25	3,775	4,208
	Illinois GO	4.000%	3/1/25	1,500	1,680
	Illinois GO	5.000%	3/1/25	1,500	1,737

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/25	18,375	21,419
	Illinois GO	5.000%	1/1/26	2,115	2,502
	Illinois GO	5.000%	2/1/26	11,175	12,413
	Illinois GO	5.000%	3/1/26	4,500	5,344
[4]	Illinois GO	5.000%	4/1/26	16,175	17,481
	Illinois GO	5.500%	7/1/26	7,000	7,706
	Illinois GO	5.000%	10/1/26	4,800	5,769
	Illinois GO	5.000%	10/1/26	3,650	4,387
	Illinois GO	5.000%	11/1/26	54,515	65,013
	Illinois GO	5.000%	11/1/26	2,750	3,309
	Illinois GO	5.000%	12/1/26	8,390	10,109
	Illinois GO	5.000%	1/1/27	7,500	8,801
	Illinois GO	5.000%	4/1/27	3,840	4,280
	Illinois GO	5.500%	7/1/27	8,000	8,789
	Illinois GO	5.000%	9/1/27	3,775	4,611
	Illinois GO	5.000%	11/1/27	1,725	2,054
	Illinois GO	5.000%	11/1/27	14,330	17,372
	Illinois GO	5.000%	12/1/27	10,560	12,940
	Illinois GO	5.000%	2/1/28	10,305	12,326
[4]	Illinois GO	5.000%	4/1/28	4,515	4,862
	Illinois GO	5.250%	7/1/28	2,710	2,955
	Illinois GO	5.000%	10/1/28	4,000	4,967
	Illinois GO	5.000%	11/1/28	33,605	40,371
	Illinois GO	5.000%	1/1/29	4,055	4,701
	Illinois GO	5.250%	2/1/29	8,750	9,691
	Illinois GO	5.000%	3/1/29	18,000	18,651
	Illinois GO	5.000%	10/1/29	4,000	4,925
	Illinois GO	5.000%	11/1/29	21,355	25,438
	Illinois GO	5.000%	11/1/29	2,500	3,155
	Illinois GO	5.000%	1/1/30	8,000	9,224
	Illinois GO	5.250%	2/1/30	8,945	9,879
	Illinois GO	5.000%	10/1/30	3,000	3,672
	Illinois GO	5.250%	7/1/31	6,000	6,509
	Illinois GO	5.000%	11/1/32	9,200	10,732
	Illinois GO	4.000%	6/1/33	5,880	6,457
[4]	Illinois GO	5.500%	7/1/33	3,300	3,593
	Illinois GO	4.125%	10/1/36	9,500	11,011
	Illinois GO	4.000%	3/1/38	2,150	2,479
	Illinois GO	4.000%	3/1/40	2,300	2,634
	Illinois GO	4.000%	10/1/40	1,500	1,707
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,895	10,809
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,362
	Illinois Sales Tax Revenue	5.000%	6/15/21	15,115	15,185
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	9,283
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	12,096
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	15,829
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,602
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,745
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,732
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,902
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,765
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,572
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,777
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,707
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	4,100	4,230
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	12,800	13,766
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,542
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	5,020
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,415
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	7,415
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,345
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,787
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,643
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	29,838
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	30,105	39,633
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,606
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,576
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	7,060
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	28,078

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	50,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,210	14,578
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,678
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	8,440
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,677
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,792
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	12,812
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,307
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	13,495
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,380
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,471
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,500	3,101
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,921
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	3,093
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,340
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,516
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,722
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	5,541
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	11,472
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	7,105	9,171
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,163
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	28,633
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	16,500	21,194
[2,5]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.100%	5/6/21	34,385	34,385
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,893
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	1,093
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	915
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,430
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	229
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	493
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	298
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	267
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	260
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	271
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	269
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	327
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	425
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	433
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	336
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	318
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	1,715	1,767
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	7,950	8,189
	Kane Kendall Etc Counties Community College District No. 516 GO, Prere.	5.000%	12/15/21	3,405	3,508
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	10,738
[7]	Lake County Community High School District No. 127 Grayslake GO	0.000%	2/1/22	5,690	5,666
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,504
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,405
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	3,500	3,635
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	4,000	4,154
	McHenry County Conservation District GO	5.000%	2/1/22	3,100	3,210
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	6,000	5,972
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,601
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,396
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	22,784
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,895	28,030
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,782
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	5,086
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,845
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,758
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,220	18,884
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,050	29,725
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	7,028
[9,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	5,046
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	33,401
[4,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	97
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	198
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	35,144
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	58,283
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	815

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	30,185
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	722
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	30,823
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,570	5,538
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	540
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	623
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,393
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	375	251
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	7,702
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	5,866
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	5,563
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	20,406
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,550	6,852
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,759
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	746
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	30,480	31,768
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/41	1,065	563
[4]	Mundelein IL GO	4.000%	12/15/27	500	594
[4]	Mundelein IL GO	4.000%	12/15/28	500	603
[4]	Mundelein IL GO	4.000%	12/15/29	500	598
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,180
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,320
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,501
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,699
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	5,021
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	6,286
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	7,606
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	4,472
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,702
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,561
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	3,018
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	935
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	632
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	768
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	418
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,365
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	583
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	889
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	500	599
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	949
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	500	594
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	946
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	759
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,295
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	874
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	649
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	901
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	950	1,118
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	1,061
[1,6]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	930	1,090
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	868
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	925
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	865
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	28,503
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	12,868
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,419
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.500%	6/1/21	19,060	19,137
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	10,000	10,044
[4,12]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,351
[4,12]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	12,884
[7]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,615
	Romeoville IL GO	5.000%	12/30/26	3,480	4,270
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	3,115
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	23,500	29,860
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	7,756
	Schaumburg IL GO	4.000%	12/1/31	10,270	11,028
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,497
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	4,216
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,471

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	11,066
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	961
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,118
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	1,104
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,456
[9]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,381
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	4,132
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,525	2,627
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,000	2,081
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,785	2,898
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	3,035	3,158
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,312
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,229
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,697
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,230
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,230
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,470
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,080
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,708
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,794
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,625
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,786
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,900
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,432
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,841
					4,991,666
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,455
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	9,960
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	11,083
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	11,710
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	16,294
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,110	1,164
[4,11]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,700
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,207
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	917
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,633
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	938
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,569
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,418
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,249
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,250
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,559
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,273
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,542
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,909
	Indiana Bond Bank Miscellaneous Revenue	5.250%	10/15/21	245	250
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	426
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	479
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,267
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,384
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,297
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,530
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,355
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,651
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	2,095
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	7,201
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,970
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,849
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,164
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,192
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	8,053
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	8,545
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,153
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,720	8,354
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	8,640
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,994
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	3,036

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,288
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	9,110
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,937
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,260	1,498
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	23,573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,149
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,974
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	26,852
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	24,008
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,487
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	21,497
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	19,159
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	22,290
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,348
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	12,636
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	7,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,260
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	6,250	6,622
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	7,005	7,005
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	1,000	1,040
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	2,000	2,081
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	1,000	1,040
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	3,250	3,382
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,742
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,742
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,742
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,742
[2]	Indiana Finance Authority Industrial Revenue VRDO	0.040%	5/3/21	6,000	6,000
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	5/3/21	11,840	11,840
	Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,928
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,627
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,998
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	7,169
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	12,044
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	2,850	2,907
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,160
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/25	1,245	1,271
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,153
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,512
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,645
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	10,020	10,224
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,329
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,851
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,543
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	11,135	12,082
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,642
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	5,135
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.040%	5/3/21	5,625	5,625
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	882
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	949
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	627
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	2,003
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,349
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	2,025
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,704
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,995
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	5,030
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	6,715
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	8,839
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,916
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	23,030
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	5,092
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	24,338
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,634
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	15,110
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,974
	Indiana University College & University Revenue	5.000%	8/1/21	4,500	4,553
	Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,757
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,012

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,560	1,578
	Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,012
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,723
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,307
	Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,164
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/26	2,685	3,298
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,834
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,467
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	8,855
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	12,648
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,667
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	2,010
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,725
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,288
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,961
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,130
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,480
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	4,464
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,693
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,778
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/22	7,000	7,026
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/28	4,065	4,076
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,396
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/29	4,370	4,382
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,534
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	10,800
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	1,875	2,090
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	16,671
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,227
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	21,065
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	12,981
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	2,168
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,611
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,693
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,933
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,916
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	5,000	5,904
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,504
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	2,070
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,974
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	8,636
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	8,531
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	9,107
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	9,355
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	9,247
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,685
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	5,253
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,230
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	3,014
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,909
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,500
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	14,129
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,752
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,869
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,604
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,730
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,865
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	5,097
					898,893
Iowa (0.3%)
	Des Moines IA GO	5.000%	6/1/26	5,870	7,188
	Iowa City Community School District GO	3.000%	6/1/31	3,840	4,250
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,890
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	14,970	14,970
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	4,165	4,247
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,701
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/33	2,110	2,292
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	90,630	100,158
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	6,670	6,670

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Water Revenue	5.000%	8/1/25	5,755	6,873
	Iowa Finance Authority Water Revenue	5.000%	8/1/37	8,565	11,325
	Iowa Finance Authority Water Revenue	5.000%	8/1/38	11,320	14,927
	Iowa Finance Authority Water Revenue	5.000%	8/1/39	6,050	7,958
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	924
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,483
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,570
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	2,295
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,449
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,565
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,696
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	3,110
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	3,257
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	3,414
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,577
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.040%	5/3/21	6,770	6,770
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.040%	5/3/21	3,040	3,040
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,821
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	700	918
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,400	1,849
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,100	1,446
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,544
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,545
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,000	2,361
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,000	2,345
	Polk County IA GO	4.000%	6/1/22	12,620	13,149
	Polk County IA GO	4.000%	6/1/23	13,050	13,596
	Polk County IA GO	5.000%	6/1/24	2,425	2,776
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,076
	Waukee Community School District GO	3.000%	6/1/31	4,700	5,105
	Waukee Community School District GO	3.000%	6/1/32	4,840	5,243
					292,373
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,970
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,804
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,598
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,572
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,734
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,544
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	3,142
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	3,409
	Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	422
	Geary County Unified School District No. 475 GO	5.000%	9/1/26	350	417
	Geary County Unified School District No. 475 GO	5.000%	9/1/27	425	506
	Geary County Unified School District No. 475 GO	5.000%	9/1/28	635	753
	Geary County Unified School District No. 475 GO	5.000%	9/1/29	600	712
	Geary County Unified School District No. 475 GO	5.000%	9/1/30	795	943
	Geary County Unified School District No. 475 GO	5.000%	9/1/31	650	771
	Geary County Unified School District No. 475 GO	4.000%	9/1/33	750	853
	Geary County Unified School District No. 475 GO	4.000%	9/1/34	700	794
	Geary County Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,262
	Geary County Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,432
	Geary County Unified School District No. 475 GO	4.000%	9/1/37	1,835	2,063
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	694
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	576
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	572
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	568
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	563
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	728
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	23,513
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,236
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,785
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,124
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,184
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	650	751
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	500	578
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	10,075	10,236
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	7,982
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	11,559

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	15,317
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,903
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	16,096
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	11,400	13,091
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	17,831
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	12,241
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	8,882
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	8,267
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,863
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/30	3,875	5,170
[2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	8,960	8,960
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	11,210
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	10,931
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	14,768
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	25,639
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,637
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,673
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	14,133
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	16,356
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	6,296
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/25	1,250	1,389
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,356
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,433
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	4,273
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	551
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	534
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	383
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	408
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/24	3,100	3,581
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,442
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,463
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,602
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,897
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,570
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,767
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,506
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	7,530
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,771
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	6,260
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,458
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,306
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,306
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	16,500	18,055
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	876
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,853
					411,184
Kentucky (1.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	807
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,600
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,814
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,287
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	710
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	317
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,133
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	453
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	570
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	538
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,285
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,099
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	515
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	416
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,280
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,774
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,944
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	4,133
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	4,325
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,527
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,282
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,804

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,702
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,721
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,737
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,311
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	2,144
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	2,138
[7]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,246
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,756
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,984
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	3,121
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	3,440
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,513
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,604
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,511
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	2,173
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,216
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,818
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,596
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	3,280
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,926
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	3,021
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,603
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,722
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,305
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,870
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	9,857
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	5,318
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	5,255
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,945
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,741
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,370	2,809
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,450
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,946
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,780
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,818
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,558
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,526
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	3,035
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	7,148
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,921
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	17,418
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	224,685	246,356
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	164,690	183,651
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	67,248
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,410	28,666
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	61,030	70,481
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	53,500	63,075
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,672
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,593
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,458
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,507
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,500
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,247
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,573
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,306
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,441
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,170
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,981
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	3,905	4,283
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	5,210	5,713
[2,5]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB VRDO	0.050%	5/3/21	11,055	11,055
	Louisville/Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	21,745
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	2,151
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	7,214
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,934
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	19,594
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	8,386
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,721
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	7,944

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	9,357
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	15,535
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,463
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,543
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	16,343
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	15,001
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,961
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,389
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,485
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	17,132
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	4,000	4,367
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	518
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	1,016
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,130	2,783
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,200	1,618
					1,085,772
Louisiana (1.0%)
	Bossier City LA Utilities Water Revenue	5.000%	10/1/29	1,000	1,160
	Bossier City LA Utilities Water Revenue	5.000%	10/1/31	1,000	1,160
	Bossier City LA Utilities Water Revenue	5.000%	10/1/32	1,000	1,160
	Bossier City LA Utilities Water Revenue	5.000%	10/1/33	3,000	3,479
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	34,485	34,485
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	5/3/21	25,830	25,830
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.040%	5/3/21	18,575	18,575
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	125
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	130	147
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	170	198
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	60
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	9,960
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,955
[2,5]	Irvine Ranch CA Water Trust Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	14,000	14,000
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,876
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,492
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,282
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	6,150
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,794
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,169
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,282
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	1,011
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,888
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	8,100	8,101
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	15,224
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,614
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	6,520
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,740
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	3,254
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	23,871
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	7,720
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	21,105
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	5,051
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	5,596
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,690
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	5,469
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,449
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	4,374
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	6,244
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	6,239
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	10,000	11,345
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	23,620
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	11,425
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,746
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,570
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	8,106
	Louisiana GO	5.000%	12/1/26	7,870	9,140
	Louisiana GO	5.000%	3/1/29	7,000	9,158
	Louisiana GO	5.000%	5/1/29	14,815	17,363
	Louisiana GO	5.000%	3/1/30	9,995	13,305
	Louisiana GO	5.000%	5/1/30	2,950	3,456
	Louisiana GO	5.000%	10/1/30	2,000	2,510

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana GO	4.000%	10/1/34	10,710	12,590
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	18,118
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	14,620	14,620
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,300	1,575
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,549
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,627
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	3,000	3,427
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	6,500	7,413
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,804
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,990
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,508
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	7,499
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	13,892
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,976
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,901
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,820
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	3,119
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	3,272
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,437
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,602
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	11,502
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,734
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,547
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,954
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,881
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	2,033
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,779
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,270
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/34	1,000	1,282
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/35	1,250	1,599
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/36	2,190	2,792
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/37	1,000	1,271
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/38	3,000	3,803
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,647
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,319
	Louisiana Public Facilities Authority College & University Revenue, Prere.	5.250%	10/1/21	4,000	4,083
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,458
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,866
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	8,145
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	9,716
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	6,095
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	8,146
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,901
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	17,527
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	437

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	597
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,035
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,216
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	6,000	7,034
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	53
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	59
[4]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/36	2,300	2,681
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,983
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	6,059
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,494
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	4,135
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	4,226
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,639
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,510
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,104
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	3,052
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,338
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,266
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,609
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,856
	New Orleans LA GO	5.000%	12/1/23	2,250	2,416
	New Orleans LA GO	5.000%	12/1/24	2,500	2,684
	New Orleans LA GO	5.000%	12/1/25	2,500	2,683
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	4,045
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,425
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,479
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,434
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	2,209
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,480
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,290
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	3,131
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,525
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	23,285	24,175
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	18,663
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	19,018
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,288
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,855
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	11,227
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	12,921
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	5,000	5,220
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,500	4,875
					813,758
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	1,107
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	436
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	427
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	435
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	558
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,276
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	974
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,058
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	848
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,949
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	789
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,312
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	725
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,309
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,854
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,303
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,775
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,300
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	971
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	4,078
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,366
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	4,129
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,773

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	3,024
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,356
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,987
	Maine Municipal Bond Bank Ad Valorem Property Tax Revenue	5.000%	11/1/25	2,665	3,209
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	525
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	420	537
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,301
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,850
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/31	1,500	1,967
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,276
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,615
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,696
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,443
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,294
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	3,560	4,135
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,319
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,562
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,892
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,475
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	7,279
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	955
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,627
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,696
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,000	1,240
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,674
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,348
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,488
[6]	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	2,123
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,583
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,290
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,821
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	2,177
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,303
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/35	1,000	1,300
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,500	1,944
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	543
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	470
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	1,025
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	877
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	779
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,157
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,209
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,337
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	2,096
					120,556
Maryland (2.9%)
	Anne Arundel County MD GO	5.000%	10/1/21	4,715	4,809
	Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,168
	Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,864
	Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,271
	Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,533
	Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,372
	Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,035
	Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,372
	Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,646
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,472
	Anne Arundel County MD GO	5.000%	10/1/23	1,150	1,284
	Anne Arundel County MD GO	5.000%	4/1/25	11,690	13,813
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,726
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,743
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,727
	Anne Arundel County MD GO	5.000%	4/1/30	11,710	15,742
	Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,049
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,267
	Baltimore County MD GO	5.000%	8/1/21	2,600	2,631
	Baltimore County MD GO	5.000%	8/1/21	5,800	5,869
	Baltimore County MD GO	5.000%	8/1/21	5,000	5,059
	Baltimore County MD GO	5.000%	8/1/21	6,705	6,785
	Baltimore County MD GO	5.000%	2/1/22	3,000	3,109

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore County MD GO	5.000%	3/1/24	8,780	9,965
	Baltimore County MD GO	5.000%	3/1/24	835	948
	Baltimore County MD GO	5.000%	3/1/25	480	565
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,266
	Baltimore County MD GO	5.000%	3/1/26	9,790	11,917
	Baltimore County MD GO	5.000%	3/1/26	400	487
	Baltimore County MD GO	5.000%	8/1/26	7,620	9,070
	Baltimore County MD GO	5.000%	3/1/27	8,130	10,182
	Baltimore County MD GO	5.000%	3/1/28	2,245	2,887
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,697
	Baltimore County MD GO	5.000%	3/1/32	7,090	8,958
	Baltimore County MD GO	4.000%	3/1/33	7,115	8,630
	Baltimore County MD GO	5.000%	3/1/33	3,480	4,715
	Baltimore County MD GO	5.000%	8/1/33	5,270	6,019
	Baltimore County MD GO	4.000%	3/1/34	7,470	9,032
	Baltimore County MD GO	5.000%	3/1/34	4,145	5,595
	Baltimore County MD GO	5.000%	3/1/34	7,865	10,616
	Baltimore County MD GO	4.000%	3/1/35	7,845	9,467
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,250	1,260
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,745	1,759
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,905	1,920
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	2,075	2,091
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	3,255	3,280
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	2,000	2,016
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	197
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	225
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	304
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	208
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	208
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	263
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	273
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	298
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	605
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	309
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	7/1/21	1,570	1,582
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	7/1/21	1,905	1,920
	Charles County MD GO	5.000%	10/1/27	4,155	5,293
	Charles County MD GO	4.000%	10/1/28	1,700	2,094
	Frederick County MD GO	5.000%	2/1/23	4,505	4,887
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	940
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,236
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,232
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,531
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,203
	Harford County MD GO	5.000%	2/1/23	2,545	2,761
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/22	13,605	14,126
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	6,472
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/32	4,775	5,366
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	5,506
	Howard County MD (Consolidated Public Improvement Project) GO, Prere.	5.000%	8/15/21	1,820	1,845
	Howard County MD GO	5.000%	8/15/21	14,440	14,639
	Howard County MD GO	5.000%	2/15/25	1,050	1,235
	Howard County MD GO	5.000%	2/15/27	20,180	25,280
	Howard County MD GO	5.000%	2/15/29	3,220	3,984
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/26	4,805	5,936
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,815	2,019
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/21	16,005	16,005
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/1/23	13,000	13,286
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	10,000	11,604
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,115
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,756
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	6,521
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	19,082
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	15,762
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	6,328
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	36,478
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	32,745
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	27,000	29,589
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	34,703

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,321
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,593
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,392
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,194
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,469
	Maryland GO	4.000%	8/1/21	31,940	32,242
	Maryland GO	5.000%	8/1/21	16,490	16,686
	Maryland GO	5.000%	8/1/21	33,110	33,504
	Maryland GO	5.000%	3/1/22	32,550	33,870
	Maryland GO	5.000%	3/15/22	5,415	5,645
	Maryland GO	5.000%	3/15/22	26,755	27,892
	Maryland GO	5.000%	8/1/22	71,720	76,089
	Maryland GO	5.000%	8/1/22	29,215	30,995
	Maryland GO	5.000%	3/15/23	28,000	30,549
	Maryland GO	5.000%	6/1/23	1,115	1,228
	Maryland GO	4.000%	8/1/23	37,875	41,149
	Maryland GO	5.000%	8/1/23	82,005	90,928
	Maryland GO	5.000%	8/1/23	14,915	16,538
	Maryland GO	5.000%	8/1/23	24,000	26,611
	Maryland GO	5.000%	3/15/24	29,500	33,553
	Maryland GO	5.000%	8/1/24	21,550	24,869
	Maryland GO	5.000%	8/1/24	3,015	3,479
	Maryland GO	5.000%	3/1/25	1,630	1,919
	Maryland GO	5.000%	8/1/25	6,805	8,127
	Maryland GO	5.000%	3/1/26	4,380	5,327
	Maryland GO	5.000%	3/15/26	27,500	33,486
	Maryland GO	3.000%	8/1/26	50,275	56,675
	Maryland GO	4.000%	8/1/26	28,000	30,396
	Maryland GO	5.000%	8/1/26	42,820	52,742
	Maryland GO	5.000%	8/1/26	4,670	5,752
	Maryland GO	5.000%	3/15/27	14,105	17,683
	Maryland GO	5.000%	3/15/27	25,290	31,706
	Maryland GO	4.000%	3/1/28	40,310	41,530
	Maryland GO	4.000%	6/1/28	4,010	4,442
	Maryland GO	4.000%	3/1/29	40,985	42,189
	Maryland GO	4.000%	6/1/29	68,270	75,596
	Maryland GO	4.000%	6/1/30	68,035	75,085
	Maryland GO	3.250%	8/1/30	9,000	9,544
	Maryland GO	5.000%	3/15/31	4,855	6,470
	Maryland GO	5.000%	8/1/31	5,000	6,406
	Maryland GO	3.500%	3/15/32	10,000	11,512
	Maryland GO	5.000%	8/1/35	21,505	28,530
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,046
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	441
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	508
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	350	405
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	488
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	570
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	540
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	734
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	800	806
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	370	373
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	344
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	949
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	247
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	78
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	304
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	237
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	271
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,615
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	7,000
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,811
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	699

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	189
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,753
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,951
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	522
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	341
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,651
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	1,038
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	3,251
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	6,205
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,557
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,214
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	7,344
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,142
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,518
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,389
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,982
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	3,248
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,757
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,895
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	831
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,846
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	4,187
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,754
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	809
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,267
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/6/21	8,285	8,285
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	6,432
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	4,006
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	9,071
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	8,012
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	10,082
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	8,846
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	5,385
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,488
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	200	246
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	5,220
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	14,116
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	15,824
	Montgomery County MD	0.080%	5/5/21	3,750	3,750
	Montgomery County MD	0.090%	5/5/21	2,500	2,500
	Montgomery County MD	0.130%	6/9/21	29,000	29,000
	Montgomery County MD GO	5.000%	7/1/21	2,500	2,519
	Montgomery County MD GO	5.000%	7/1/21	2,410	2,429
	Montgomery County MD GO	5.000%	11/1/22	13,750	14,756
	Montgomery County MD GO	5.000%	11/1/22	39,265	42,138
	Montgomery County MD GO	5.000%	11/1/22	14,000	15,024
	Montgomery County MD GO	5.000%	11/1/23	14,750	16,522
	Montgomery County MD GO	5.000%	11/1/23	18,000	20,162
	Montgomery County MD GO	5.000%	11/1/24	15,390	17,918
	Montgomery County MD GO	5.000%	11/1/24	10,000	11,643
	Montgomery County MD GO	5.000%	11/1/26	8,730	10,853
	Montgomery County MD GO	5.000%	11/1/26	8,300	9,637
	Montgomery County MD GO	4.000%	11/1/27	5,095	6,181
	Montgomery County MD GO	4.000%	12/1/30	14,000	15,587
	Montgomery County MD GO	4.000%	11/1/31	15,235	18,835
	Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	15,829
	Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,331
	Prince George's County MD GO	5.000%	8/1/21	13,745	13,908
	Prince George's County MD GO	5.000%	9/15/21	4,975	5,064
	Prince George's County MD GO	5.000%	7/15/22	12,000	12,703
	Prince George's County MD GO	5.000%	9/1/23	10,865	12,087
	Prince George's County MD GO	5.000%	7/15/26	22,685	27,957
	Prince George's County MD GO	5.000%	7/15/26	11,715	14,437
	Prince George's County MD GO	4.000%	9/1/26	2,000	2,240
	Prince George's County MD GO	4.000%	7/1/28	6,995	8,156
	Prince George's County MD GO	4.000%	7/15/30	7,500	9,086
	Prince George's County MD GO	3.000%	7/15/33	14,000	15,828
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,080
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,327

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,046
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	835
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,185
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	538
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	857
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	571
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	801
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,060
	State of Maryland GO	5.000%	3/15/32	14,035	18,633
	University System of Maryland College & University Revenue	4.000%	4/1/24	10,930	12,116
	University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	4,994
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	9,132
	University System of Maryland College & University Revenue	5.000%	4/1/25	5,260	6,211
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	13,864
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	7,163
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	7,403
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,671
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,944
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	6,151
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/25	9,870	11,734
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/26	9,230	11,344
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	13,000
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	9,042
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	6,124
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	9,407
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	16,846
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,851
					2,419,682
Massachusetts (2.6%)
[2]	ABAG Finance Authority for Nonprofit Corps Miscellaneous Revenue VRDO	0.050%	5/5/21	14,800	14,800
[2,5]	Billerica MA GO TOB VRDO	0.050%	5/3/21	1,895	1,895
	Boston MA GO	5.000%	4/1/23	1,425	1,559
	Boston MA GO	5.000%	3/1/38	5,475	6,991
	Brookline MA GO	4.000%	2/15/26	1,000	1,169
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,107
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,103
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,578
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	23,055
[10]	Commonwealth of Massachusetts GO	5.250%	8/1/21	4,445	4,501
	Commonwealth of Massachusetts GO	5.250%	8/1/21	20,900	21,161
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	14,853
[10]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,765
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	4,280
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	11,163
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	63,473
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,055	3,564
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,360	7,571
	Commonwealth of Massachusetts GO	5.000%	7/1/25	5,195	6,184
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,010	7,154
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	5,105	6,166
	Commonwealth of Massachusetts GO	5.000%	10/1/25	3,940	4,730
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	24,237
	Commonwealth of Massachusetts GO	5.000%	11/1/26	12,585	15,607
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	51,124
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	14,679
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	25,620
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	38,211
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	5,144
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,566
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	12,311
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	6,446
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,198
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	14,149
	Commonwealth of Massachusetts GO	4.000%	11/1/30	45,000	47,412
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	31,589
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	32,769
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,150
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	20,616
	Commonwealth of Massachusetts GO	5.000%	7/1/32	6,700	8,920

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	13,212
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	6,386
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	26,105
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	3,424
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	15,291
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	30,087
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,976
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,776
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	12,806
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	25,175
	Commonwealth of Massachusetts GO	5.000%	7/1/38	7,020	9,176
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	6,729
	Commonwealth of Massachusetts GO	3.000%	11/1/39	8,505	9,507
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	12,046
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,050	4,468
	Commonwealth of Massachusetts GO VRDO	0.070%	5/6/21	38,445	38,445
[3]	Commonwealth of Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.687%	11/1/25	22,000	22,147
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	36,409
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	14,267
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	8,849
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	8,834
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	11,696
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	43,026
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	11,000	13,430
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	28,427
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,805	3,808
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,764
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	46,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	4,000	5,389
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	15,774
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,453
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	10,770
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,512
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	6,157
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	7,312
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	13,340
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,295
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	4,827
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	6,129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	11,005
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	8,212
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	78,960	80,739
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	7,294
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	8,975
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/21	5,000	5,059
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/22	775	803
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	626
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,504
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,130	8,041
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,743
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	1,061
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	802
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	945
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,677
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	13,088
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,820
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,437
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,508
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,591
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,638
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	14,573
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,328
[2,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.130%	5/6/21	11,630	11,630
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	3,110	3,172
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	1,200	1,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,770	1,805

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,125	2,166
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,335
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,235	2,283
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,500	1,532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,189
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	3,186
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,600	1,633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,690	2,712
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,100	1,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	6,383
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,426
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,230	1,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	10,214
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	6,067
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	409
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	4,176
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	226
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	772
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	263
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	812
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,709
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	832
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,595
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	410
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	965
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	19,749
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	2,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,250	1,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	427
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	747
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	4,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	5,404
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	384
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	777
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	6,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	6,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,285
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	7,024
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,414
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	6,148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	334
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	3,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	346
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,422
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,664
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,781
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,225
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	2,062
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	5,492
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	3,500	3,509
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	6,743
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,830	4,176
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,407

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,976
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,550
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,670
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,841
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,994
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	6,082
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,638
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	3,249
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	8,817
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	2,400	2,433
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	17,488
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	10,921
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	8,108
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	10,732
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	23,940	28,429
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	14,702
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	44,609
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	24,678
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/34	5,000	5,913
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	11,675
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	9,500	10,665
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	4,000	4,732
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	9,196
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	11,000	12,343
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,700	3,026
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	66,143
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	12,985
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	285	289
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,444
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	40,112
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	11,210
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,535	3,754
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,179
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	202
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,748
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	5,111
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	7,032
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	8,361
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	4,815	5,687
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	11,715
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	4,086
[9]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	3,108
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	4,311
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,464
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,509
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	718
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,079
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,536
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,335
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,253
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	1,985	2,268
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,805
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	14,676
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	7,178
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,800	8,226
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	12,272
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	7,000	7,712
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	7,000	7,711
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	7,000	7,714
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	11,875	14,372
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,350	2,378
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,000	2,024
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,059
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,059
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/26	3,065	3,089
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/27	3,440	3,466
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/28	5,100	5,139
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/29	11,580	11,669
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/30	11,000	11,085

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/31	11,575	11,664
	Natick MA GO	4.000%	7/15/36	5,130	6,010
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	2,500	3,386
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,985
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	672
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,619
					2,194,139
Michigan (2.8%)
[13]	Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,140
[13]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,509
[13]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,800
[13]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,672
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,075
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,600
[13]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	5,142
[13]	Chippewa Valley Schools GO	5.000%	5/1/25	755	893
[13]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,200
[13]	Chippewa Valley Schools GO	5.000%	5/1/33	1,700	2,198
[13]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,668
[13]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,286
[13]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,654
[13]	Chippewa Valley Schools GO	5.000%	5/1/35	800	950
[13]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	4,251
[13]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	4,430
[13]	Dearborn School District GO	5.000%	5/1/26	3,755	4,205
[13]	Dearborn School District GO	5.000%	5/1/27	3,700	4,143
[13]	Dearborn School District GO	5.000%	5/1/28	3,635	4,070
[13]	Dearborn School District GO	5.000%	5/1/30	4,000	4,479
[13]	Dearborn School District GO	5.000%	5/1/32	3,165	3,544
[4,13]	Detroit City School District GO	5.250%	5/1/27	1,210	1,539
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	3,127
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	6,351
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,946
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	3,154
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,386
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	14,792
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/21	1,100	1,120
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,063
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,349
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,243
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,407
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,923
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,637
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	2,000
[13]	East Lansing School District GO	5.000%	5/1/28	695	869
[13]	East Lansing School District GO	5.000%	5/1/29	500	623
[13]	East Lansing School District GO	5.000%	5/1/30	615	764
[13]	East Lansing School District GO	5.000%	5/1/31	1,955	2,418
[13]	East Lansing School District GO	5.000%	5/1/33	755	931
[13]	East Lansing School District GO	5.000%	5/1/34	1,540	1,896
[13]	East Lansing School District GO	5.000%	5/1/36	1,125	1,379
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,812
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,523
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,213
	Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,365
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,784
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	2,139
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,753
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	11,688
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	29,670
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	36,709
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	3,250
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,411
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,940
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,866
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	3,291
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,688
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	20,561
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	5,420

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	41,510
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	77,306
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	12,412
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,520
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	385
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,117
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	6,259
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	452
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,212
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	17,097
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	8,263
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	450
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	18,085
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	654
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,395
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	6,618
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,480
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	11,118
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,556
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,565
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	1,107
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	15,268
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	983
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,789
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,828
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,205
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,852
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,406
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	640
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,923
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	949
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	2,003
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,262
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	2,092
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,259
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	2,193
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,291
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,110	2,700
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	2,085
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,714
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,643
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,259
[13]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,536
[13]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,687
[13]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,275
[13]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,387
[13]	Hudsonville Public Schools GO	4.000%	5/1/35	560	679
[13]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,235
[13]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,425
[13]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,232
[13]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,758
[13]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,248
[13]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,275
[13]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,553
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	4,189
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,527
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,647
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,769
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	401
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,920	2,300
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,670	5,580
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,096
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,319
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,621
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,185
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,396
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,957
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,958
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,273

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	5,313
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,593
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,662
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,678
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,765
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,414
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,694
[13]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,943
[13]	Lake Orion Community School District GO	5.000%	5/1/34	2,365	3,062
[13]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	5,517
[13]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,878
[13]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	5,145
[4,13]	Lincoln Consolidated School District GO	5.000%	5/1/25	1,000	1,181
[4,13]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,542
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	2,011
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,789
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	2,051
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	3,155
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,511
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,733
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,260
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,389
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,224
[13]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,777
[13]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,634
[13]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,960
	Michigan (Environmental Program Bonds) GO	3.000%	5/15/39	2,500	2,788
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	9,457
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,757
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	10,452
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,909
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,555
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	15,687
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,702
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	874
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	804
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	902
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	944
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,480
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,303
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,543
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,223
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,284
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,304
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,304
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,639
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,784
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,919
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,242
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	528
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	543
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	1,075
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	1,118
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,161
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,169
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	467
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	657
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	742
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	763
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	744
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,185
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	901
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,150
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	8,039
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	498
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,520
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,777
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,542
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,966

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,443
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,275
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	4,430
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	4,309
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,176
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	428
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,929
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,832
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	1,022
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,501
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,630
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,628
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,174
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,614
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,996
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	2,015
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,191
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	6,038
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,025	1,288
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,791
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	3,025
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	12,601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,652
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	3,110
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,790	3,438
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	13,580	15,496
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	4,423
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	4,252
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	6,074
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	8,413
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	9,469
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	6,354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,845
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	11,986
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,015	9,878
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,822
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,797
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,500	1,599
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,812
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	7,595
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	14,340
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	12,913
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	15,073
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	10,587
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	4,169
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	6,351
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,831
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	39,500	40,093
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	13,000	13,244
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.210%	5/6/21	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	2,000	2,286
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	3,000	3,428
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	5,000	5,714
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	5,000	5,714
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	13,157
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	30,000	31,576
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,000	10,525
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	15,995	16,835
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,548
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,135
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,238
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,808
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,885
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	5,017
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	6,029
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,876
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	6,067

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,655
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,565
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,803
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,632
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,820
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,304
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,563
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,458
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,393
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,561
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,828
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,408
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,931
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,582
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	3,167
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,651
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	25,335
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,277
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	20,920
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	17,315
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	2,095
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,378
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	14,000
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	11,422
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	8,010
[14]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	23,034
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,775
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,594
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,178
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,663
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	4,106
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,857
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	4,094
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	700	728
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	762
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	606
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,752
	Michigan Finance Authority Tobacco Settlement Funded Revenue	1.250%	6/1/30	2,000	2,005
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	3,495
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	4,351
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,924
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,843
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	3,333
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	5,050
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,630	3,136
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	6,362
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	2,070
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	6,482
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	8,829
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	4,234
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	4,125
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	7,084
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	8,929
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,721
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	18,796
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	17,088
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	824
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	11,388
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	1,200	1,413
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	8,536
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,176
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	999
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,273
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,521
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	7,075
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,582
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,500	1,603
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,785
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/25	2,565	3,028

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,929
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,741
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	12,279
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	6,464
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,837
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	9,722
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	31,787
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	10,674
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	17,253
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	4,226
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	12,417
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	28,822
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,549
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	14,272
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,751
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	15,897
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,871
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	2,500	2,555
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	3,020	3,086
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	5,920	6,050
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	793
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	595
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,645
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,524
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,674
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,100
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	3,166
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,730
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,888
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,772
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,336
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,796
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	21,592
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,520	1,890
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	19,754
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	5,865	6,259
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,845	5,368
	Michigan State University College & University Revenue	4.000%	2/15/27	5,400	6,417
	Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,586
	Michigan State University College & University Revenue	5.000%	2/15/30	900	1,166
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,869
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,773
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,484
	Michigan State University College & University Revenue	5.000%	2/15/34	2,320	2,961
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,656
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,363
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	2,070
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,191
	Michigan State University College & University Revenue	4.000%	2/15/39	5,140	6,104
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,512
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,355
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,937
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,406
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,280
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,909
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,404
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,370
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,764
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,578
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,625
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	44,809
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	34,884
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	50,690
[13]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,306
[13]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,393
[13]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,492
[13]	Milan Area Schools GO	5.000%	5/1/30	1,210	1,571
[13]	Milan Area Schools GO	5.000%	5/1/32	1,670	2,152
[13]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,478

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	29,555
	Oakland University College & University Revenue	5.000%	3/1/24	540	610
	Oakland University College & University Revenue	5.000%	3/1/25	540	631
	Oakland University College & University Revenue	5.000%	3/1/26	500	603
	Oakland University College & University Revenue	5.000%	3/1/27	785	939
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,487
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	2,061
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,781
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,698
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	2,089
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,408
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,594
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,378
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,826
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,746
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,564
	Portage Public Schools GO	4.000%	11/1/34	3,725	4,395
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,560
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,839
	Portage Public Schools GO	4.000%	11/1/37	1,900	2,212
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,308
[13]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,414
[13]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,978
[13]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,557
[13]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,627
[13]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,715
[13]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,201
[13]	Roseville Community Schools GO	5.000%	5/1/34	4,000	4,672
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,698
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,417
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,534
[13]	Saginaw City School District GO	4.000%	5/1/36	700	862
[13]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,954
[13]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,365
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,581
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,313
	Southfield MI GO	3.000%	5/1/33	2,630	2,913
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,422
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,788
	University of Michigan College & University Revenue	5.000%	4/1/33	2,835	3,484
	University of Michigan College & University Revenue	5.000%	4/1/34	3,495	4,285
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	4,113
	University of Michigan College & University Revenue	5.000%	4/1/36	4,030	4,928
	University of Michigan College & University Revenue	5.000%	4/1/37	5,090	6,210
	University of Michigan College & University Revenue VRDO	0.050%	5/6/21	12,990	12,990
[13]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	3,955
[13]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,752
[13]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	3,013
[13]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,975
[13]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,805
[13]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	3,336
[13]	Warren Consolidated Schools GO	5.000%	5/1/37	1,425	1,818
[13]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,776
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,954
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	2,130
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	3,081
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	6,077
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	1,057
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	3,031
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,377
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	837
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	2,161
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,289
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,808
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	822
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	7,016
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	1,030
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	974
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,828

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,735
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	940
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	520
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,606
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,459
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	512
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	500
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	12,011
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	560
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	4,001
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	3,068
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	958
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,559
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	790
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	7,629
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	788
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	6,251
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	1,098
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	744
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	9,977
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	7,503
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,999
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	2,053
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	262
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	520
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	290
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	523
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	334
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	654
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	266
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	757
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	330
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	768
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	395
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	765
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	262
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/36	700	890
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	523
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	760
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	316
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	527
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	252
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	649
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	283
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	517
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,608
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,656
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,718
					2,390,648
Minnesota (1.1%)
	Bloomington Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,109
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,462
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,810
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,219
	Hennepin County MN GO	5.000%	12/1/25	3,230	3,902
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,415
	Hennepin County MN GO	5.000%	12/15/30	5,020	6,497
	Hennepin County MN GO	5.000%	12/15/33	7,000	8,987
	Hennepin County MN GO VRDO	0.060%	5/6/21	88,095	88,095
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,161
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,612
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,713
	Metropolitan Council GO	5.000%	3/1/22	3,415	3,553
	Metropolitan Council GO	4.000%	3/1/26	2,950	3,346
[6]	Metropolitan Council GO	5.000%	12/1/29	30,000	40,011
	Minneapolis MN GO	4.000%	12/1/25	2,325	2,702
	Minneapolis MN GO	3.000%	12/1/32	4,135	4,516
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	15,000	15,000
	Minneapolis Special School District No. 1 COP	5.000%	2/1/22	6,805	7,050

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	8,184
Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	8,899
Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,470
Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,577
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	10,899
Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	11,424
Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	2,183
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,476
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	14,430
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	842
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,608
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	6,617
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	720
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,787
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	6,496
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	839
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,835
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	672
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,796
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	767
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	783
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	1,094
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	1,050
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,126
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,124
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,660
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,836
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,855
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	4,152
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	4,086
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,523
Minnesota Appropriations Revenue	5.000%	3/1/24	7,565	7,865
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	11,289
Minnesota GO	5.000%	8/1/22	20,500	21,749
Minnesota GO	5.000%	8/1/23	5,350	5,933
Minnesota GO	5.000%	10/1/23	29,530	32,979
Minnesota GO	5.000%	8/1/24	12,355	14,262
Minnesota GO	5.000%	8/1/24	15,500	17,892
Minnesota GO	5.000%	8/1/24	1,350	1,558
Minnesota GO	5.000%	8/1/25	13,500	16,147
Minnesota GO	5.000%	8/1/25	3,600	4,306
Minnesota GO	5.000%	10/1/25	29,320	35,268
Minnesota GO	5.000%	8/1/26	4,340	4,993
Minnesota GO	5.000%	8/1/26	35,060	41,821
Minnesota GO	5.000%	10/1/26	13,080	16,221
Minnesota GO	5.000%	8/1/27	4,000	4,764
Minnesota GO	5.000%	8/1/27	6,350	8,064
Minnesota GO	5.000%	10/1/27	12,285	15,669
Minnesota GO	5.000%	10/1/32	10,000	12,543
Minnesota GO	5.000%	8/1/33	12,280	14,905
Minnesota GO	5.000%	8/1/34	10,000	12,115
Minnesota GO	5.000%	8/1/35	9,535	11,524
Minnesota GO	5.000%	8/1/36	5,000	6,029
Minnesota GO, Prere.	5.000%	10/1/21	155	158
Minnesota GO, Prere.	5.000%	10/1/21	9,845	10,042
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,206
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,255
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	250
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,309
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	728
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,371
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	546
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,424
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,486
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,559
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,626
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	831
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,706
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	382

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	826
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,957
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,513
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	4,100
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	4,260
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,685
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	4,470
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,781
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	25,827	27,112
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,950	6,492
Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,935
Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,682
Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,075
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,686
Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	57,900	57,900
South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	11,020
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,470
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,698
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	1,001
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	963
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	2,204
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,343
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,404
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,688
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,684
University of Minnesota College & University Revenue	5.000%	8/1/22	1,585	1,591
University of Minnesota College & University Revenue	5.000%	8/1/23	2,500	2,509
University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,287
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	8,077
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,373
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,365
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,449
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,266
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	2,061
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,521
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	9,142
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,446
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	11,482
				899,263
Mississippi (0.5%)
DeSoto County MS GO	5.000%	11/1/27	1,585	2,016
DeSoto County MS GO	5.000%	11/1/28	1,660	2,161
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	4,247
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	5/3/21	14,460	14,460
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	5/3/21	14,800	14,800
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	6,307
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	4,333
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,573
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	5/3/21	14,910	14,910
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	5/3/21	71,935	71,935
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	5/3/21	9,705	9,705
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	5/3/21	7,785	7,785
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	5/3/21	13,550	13,550
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	5/3/21	12,200	12,200
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	5/5/21	9,400	9,400
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	7,263
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	9,874
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,927
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	4,310	4,836
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,675
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,527
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	6,353
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	7,238
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,640
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,833
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,907
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,727
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,428
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,431

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,757
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/28	775	996
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,379
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,420
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,297
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,939
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/33	1,660	2,138
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/34	870	1,117
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,763
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,274
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/37	665	845
	Mississippi GO	5.000%	10/1/29	5,825	6,899
	Mississippi GO	5.000%	10/1/29	15,080	18,954
	Mississippi GO	5.000%	11/1/30	1,250	1,527
	Mississippi GO	5.000%	10/1/31	19,800	24,737
	Mississippi GO	5.000%	11/1/31	2,750	3,351
	Mississippi GO	5.000%	11/1/32	3,530	4,304
	Mississippi GO	5.000%	10/1/34	10,000	12,448
	Mississippi GO	5.000%	11/1/35	4,000	4,870
	Mississippi GO, Prere.	5.000%	12/1/23	11,250	12,652
	Mississippi GO, Prere.	5.000%	12/1/23	7,000	7,872
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,270
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	1,011
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	1,007
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	936
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	933
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,249
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,457
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	4,327
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,716
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,451
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,813
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	2,213
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	2,205
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	2,009
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,570
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,935
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	4,209
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,871
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,727
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	12,958
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	13,735
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	1,028
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,348
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,285
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,812
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,451
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	3,021
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,814
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	2,043
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,781
					459,765
Missouri (1.1%)
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	1,046
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	781
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,287
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,050
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,164
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,943
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,620
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	960
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,838

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	990
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	6,214
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	851
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	6,640
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,347
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	7,641
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	7,922
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,969
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,875
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,897
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,705
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	4,206
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	3,335
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	52,700	61,435
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	52,900	67,218
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	9,490
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	9,093
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,764
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,797
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	16,707
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,833
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,330
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	2,035
[6]	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	767
[6]	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	328
[6]	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	652
[6]	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/38	1,300	1,410
[6]	Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/40	1,150	1,241
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,675
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,659
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,568
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,335
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/30	1,615	2,040
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,950
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,899
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,528
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,408
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,236
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	2,048
	Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,285
	Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,305
	Kansas MO Appropriations Revenue	5.000%	4/1/31	800	1,060
	Kansas MO Appropriations Revenue	5.000%	4/1/32	670	884
	Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,314
	Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,456
	Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,301
	Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,594
	Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	4,342
	Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,777
	Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,612
	Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,607
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,792
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,961
	Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,961
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,000
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,549
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,764
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,567
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,334
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,773
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,499
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,966
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,815
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,835
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.040%	5/3/21	2,945	2,945
	Missouri Development Finance Board Recreational Revenue VRDO	0.040%	5/3/21	2,900	2,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	3,490	3,618
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,824
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,430

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	850	968
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	750	877
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,276
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,428
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,258
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	986
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,565	5,187
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,256
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,157
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	900	1,134
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,974
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,097
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,326
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,961
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	805
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,685
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,524
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	586
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,695
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,537
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	851
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,698
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,546
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,815
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,401
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	571
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,555
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,753
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,866
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	627
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,946
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,879
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	4,678
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	38,865
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	629
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	4,309
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	2,032
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,260	6,036
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	565
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	5,107
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	3,054
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	2,065
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	8,062
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	607
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,689
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,862
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	6,076
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	996
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	2,183
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	697
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	2,309
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,504
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	2,364
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,679
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	22,245	22,245
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	6,125	6,125
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	22,585	22,585
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	25,050	25,050
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	11,998
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/26	2,845	3,518
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,705
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	20,035	22,858
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,990	2,200
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,282
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	5,292
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,793
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,593
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,760
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	7,438

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,518
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,990
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	8,171
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	11,978
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	4,483
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,377
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,337
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,480
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,461
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,257
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,677
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	4,104
	Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,553
	Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	11,856
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,461
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,491
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	7,019
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,441
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	5,000	5,943
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,623
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	8,016
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,855
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/25	2,185	2,252
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	6,501
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,870
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/28	1,600	1,943
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/24	1,000	1,165
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/25	1,000	1,204
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/26	1,000	1,199
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,369
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	3,199
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	5,178
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,432
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,852
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,959
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,846
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,574
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,290
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,357
	University of Missouri College & University Revenue	5.000%	11/1/30	15,000	20,303
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	7,174
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,830	1,874
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,000	1,024
					952,488
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,511
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,891
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	613
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	3,034
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	444
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	6,480
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	3,177
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,597
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,415
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	365	450
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,387
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	9,793
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,571
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	494
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,294
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	712
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,785
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	516
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	4,381
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	812
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,862
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,524
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,906

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	981
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,763
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	968
					90,027
Multiple States (0.6%)
[2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,550	15,620
[5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	33,015	35,217
[5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,375	14,760
[5,15]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	48,615	51,605
[2,5,15]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	49,795	52,839
[2,5,15]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	32,260	34,478
[15]	FHLMC Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	13,042	14,914
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.410%	5/3/21	14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.410%	5/3/21	41,000	41,000
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	5/6/21	112,900	112,900
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.160%	5/6/21	133,500	133,500
					520,833
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	5,203
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,384
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,692
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,969
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,351
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,522
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,713
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,336
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	6,889
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	980	1,347
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	15,920	22,836
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	104,217
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	118,495	134,766
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,826
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,564
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,463
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	640
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	779
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	592
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	359
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	775
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	509
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	627
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,428
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	675
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	354
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	2,127
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,616
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,387
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,371
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	2,089
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,474
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,231
	Elkhorn School District GO	5.000%	12/15/31	330	435
	Elkhorn School District GO	4.000%	12/15/32	325	396
	Elkhorn School District GO	4.000%	12/15/33	375	456
	Elkhorn School District GO	4.000%	12/15/34	350	424
	Elkhorn School District GO	4.000%	12/15/35	350	422
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	2,600	2,600
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	1,000	1,019
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/21	860	876
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,320	1,351
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,000	1,024
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	5,050	5,169
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,073
	Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	2,117
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	3,065	3,195
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	2,125	2,215
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/31	2,500	2,606
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/32	2,800	2,918

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,064
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,031
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	894
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,533
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,970	2,033
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,064
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,250	1,289
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,297
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,330
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	2,095	2,162
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,470	1,515
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,291
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,000	1,291
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	2,325	2,399
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	5,025	5,180
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,250	1,289
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,548
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	4,071
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,676
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	4,197
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,893
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	4,319
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	3,019
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,427
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	11,775
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	6,080
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,597
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	6,370
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,207
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	6,674
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	617
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	798
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	612
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,895
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	4,078
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	9,040
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	3,236
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	2,000	2,339
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,840
	Omaha School District GO	5.000%	12/15/27	2,000	2,558
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	4,016
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,886
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	2,083
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,235
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	4,028
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,500	1,703
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,576
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,507
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,745
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,242
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,738
					533,694
Nevada (1.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,182
	Carson City NV Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	2,330	2,365
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	3,500	3,714
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	11,080
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	25,246
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	22,361
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	4,151
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	4,455
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	5/5/21	14,610	14,610
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	5/5/21	89,745	89,745
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.070%	5/5/21	9,420	9,420
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/21	2,810	2,832
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,946
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,973
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,742
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,671

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	12,739
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	8,073
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,749
	Clark County NV GO	5.000%	7/1/21	6,075	6,122
	Clark County NV GO	5.000%	6/1/26	2,020	2,467
	Clark County NV GO	5.000%	7/1/26	2,475	2,932
	Clark County NV GO	5.000%	6/1/27	2,625	3,290
	Clark County NV GO	5.000%	11/1/30	6,375	8,259
	Clark County NV GO	4.000%	6/1/31	17,000	19,769
	Clark County NV GO	4.000%	11/1/31	5,950	6,839
	Clark County NV GO	5.000%	11/1/31	6,545	8,446
	Clark County NV GO	5.000%	11/1/31	1,645	1,918
	Clark County NV GO	4.000%	6/1/32	12,000	13,918
	Clark County NV GO	4.000%	11/1/32	1,015	1,164
	Clark County NV GO	5.000%	11/1/32	6,730	8,656
	Clark County NV GO	5.000%	7/1/33	16,290	17,436
	Clark County NV GO	4.000%	12/1/36	20,440	24,097
	Clark County NV GO	4.000%	12/1/37	18,825	22,136
	Clark County NV GO	4.000%	12/1/38	21,055	24,700
	Clark County NV GO	4.000%	7/1/39	21,115	23,383
	Clark County NV GO, Prere.	5.000%	11/1/23	21,070	23,622
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	15,475
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	9,151
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	9,632
	Clark County School District GO	5.000%	6/15/25	20,000	23,575
[4]	Clark County School District GO	5.000%	6/15/27	8,975	11,230
[4]	Clark County School District GO	5.000%	6/15/28	9,530	11,875
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,640
	Clark County School District GO	5.000%	6/15/28	8,620	10,907
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,635
[4]	Clark County School District GO	4.000%	6/15/30	10,505	12,270
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,420
[4]	Clark County School District GO	4.000%	6/15/31	10,930	12,720
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,324
[4]	Clark County School District GO	4.000%	6/15/32	11,465	13,685
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,983
[1]	Clark County School District GO	3.000%	6/15/33	6,575	7,347
[4]	Clark County School District GO	4.000%	6/15/33	10,000	11,575
[4]	Clark County School District GO	4.000%	6/15/33	11,920	14,178
[1]	Clark County School District GO	3.000%	6/15/34	10,920	12,159
[4]	Clark County School District GO	4.000%	6/15/34	12,400	14,704
	Clark County School District GO	4.000%	6/15/34	5,000	5,602
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,307
	Clark County School District GO	4.000%	6/15/35	14,910	16,685
	Clark County School District GO	4.000%	6/15/35	10,375	11,610
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,760
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,501
[1]	Clark County School District GO	3.000%	6/15/37	4,000	4,396
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,496
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,193
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,838
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,190
	Clark County Water Reclamation District GO	5.000%	7/1/21	3,880	3,910
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	8,580
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,273
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,284
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	10,225
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,400
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,500
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	669
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,112
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,145
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	885
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	811
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,495	1,841
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	554
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	663
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	799
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	348

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	550
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	549
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	439
	Las Vegas NV GO	4.000%	6/1/21	3,500	3,510
	Las Vegas NV GO	5.000%	6/1/21	1,400	1,405
	Las Vegas NV GO	5.000%	9/1/24	5,690	6,564
	Las Vegas NV GO	5.000%	9/1/25	6,070	7,232
	Las Vegas NV GO	5.000%	9/1/27	5,225	6,277
	Las Vegas NV GO	4.000%	6/1/30	4,610	5,209
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,401
	Las Vegas NV GO	4.000%	6/1/32	4,990	5,608
	Las Vegas Valley Water District GO	5.000%	6/1/24	4,035	4,625
	Las Vegas Valley Water District GO	5.000%	6/1/24	2,745	3,146
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,805
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,436
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,542
	Las Vegas Valley Water District GO	5.250%	6/1/27	10,460	10,500
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,899
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,723
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,317
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	4,265
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,833
	Las Vegas Valley Water District GO	3.000%	6/1/32	11,965	13,869
	Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,338
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,151
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	3,978
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	15,082
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,991
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	7,217
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	24,983
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	54,844
	Nevada GO	5.000%	4/1/22	17,000	17,756
	Nevada GO	5.000%	11/1/23	28,500	31,847
	Nevada GO	5.000%	11/1/25	36,340	42,840
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	32,431
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	30,233
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	588
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	585
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	548
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	579
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	710
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	576
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	575
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	781
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,999
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	4,038
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,465
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,659
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	9,351
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	2,161
					1,154,280
New Hampshire (0.2%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,172
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	280	318
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	580	655
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,824
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	51,666	60,889
	New Hampshire GO	5.000%	12/1/23	4,510	5,069
	New Hampshire GO	5.000%	12/1/25	4,405	5,319
	New Hampshire GO	5.000%	12/1/26	1,625	2,023
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	5/3/21	2,360	2,360
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.040%	5/3/21	9,345	9,345
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	2,500	2,580
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,282
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,407
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	8,038
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	24,470
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	48,290	56,738
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,284

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,142
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,451
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,751
					199,117
New Jersey (3.5%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,799
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,630
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,570
[10]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,910
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,138
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,498
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	3,131
[7]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	11,300
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	4,114
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,381
	Essex County NJ GO	2.000%	9/1/39	3,750	3,760
	Essex County NJ GO	2.000%	9/1/40	3,750	3,739
	Essex County NJ GO	2.000%	9/1/41	3,750	3,692
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,826
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,344
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,040	2,535
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,757
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	6,684
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	4,478
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	8,882
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	11,020
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	6,172
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,607
	Hudson County NJ GO	3.000%	11/15/29	8,990	10,128
	Hudson County NJ GO	3.000%	11/15/30	10,000	11,197
	Hudson County NJ GO	2.000%	11/15/34	5,000	5,101
	Hudson County NJ GO	2.125%	11/15/36	7,500	7,676
	Hudson County NJ GO	2.250%	11/15/38	5,000	5,134
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.030%	5/3/21	3,730	3,730
[4]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	1,990
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,991
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,752
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,417
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,766
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,240
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/28	2,000	2,622
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,860	3,813
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	1,994
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	500	616
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	16,500	16,589
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	7,975	8,219
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	26,317
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,630	57,876
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,985	3,170
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	31,899
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	44,315
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	4,205	4,462
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,589
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	41,609
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	5,515	5,847
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	8,021
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	5,352
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	759
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	32,165	39,693
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	11,980
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	635	684
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	774
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	33,000	40,502
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	778
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	12,400	15,173
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	4,079
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,580	3,276
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,292
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	5,000	5,786

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	14,647
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	9,575
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	1,094
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	9,813
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	9,154
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	500	591
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,545
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	7,913
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,248
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	1,081
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,907
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	589
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	3,184
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	3,055
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,175
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,169
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	698
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	806
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	480
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,867
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,208
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	2,102
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,463
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,453
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,834
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	11,676
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	11,518
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	27,283
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,441
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,019
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,010
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	3,024
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	3,215
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	3,000	3,639
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,542
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	12,268
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,210
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,506
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,650
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,000	1,032
[9,11]	New Jersey Economic Development Authority Miscellaneous Revenue	5.250%	12/15/21	5,000	5,155
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.020%	5/3/21	600	600
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	12,000	12,547
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	7,550	7,884
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,494
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,280
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,645
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,611
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,927
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	12,482
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	4,090
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	5,541
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.060%	5/5/21	16,800	16,800
	New Jersey GO	5.000%	6/1/25	13,115	15,486
	New Jersey GO	5.000%	6/1/26	21,610	26,231
	New Jersey GO	5.000%	6/1/27	32,650	40,704
	New Jersey GO	5.000%	6/1/28	33,425	42,653
	New Jersey GO	5.000%	6/1/29	23,875	31,093
	New Jersey GO	4.000%	6/1/30	24,550	30,127
	New Jersey GO	2.000%	6/1/31	20,500	20,922
	New Jersey GO	4.000%	6/1/31	10,155	12,606
	New Jersey GO	2.000%	6/1/32	9,885	9,940
	New Jersey GO	3.000%	6/1/32	4,000	4,536
	New Jersey GO	2.000%	6/1/35	21,090	20,759
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	11,400	11,400
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,000	2,015
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,171

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,783
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,339
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,981
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,595
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,203
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,051
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,921
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,495
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,918
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,491
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,353
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,238
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	7,733
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	8,975	8,975
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	5/6/21	2,175	2,175
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/6/21	19,255	19,255
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	12,115	12,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.625%	7/1/21	3,700	3,726
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	975
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,537
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,986
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,430
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/21	8,140	8,276
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,777
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	14,301
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	13,774
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	15,148
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,982
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	1,046
	New Jersey Rutgers State University College & University Revenue VRDO	0.030%	5/3/21	3,315	3,315
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	12,051
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	13,200
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	13,490
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	9,760
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	10,000	13,053
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	10,442
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	15,416
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	9,084
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	7,786
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	11,193
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	6,725	8,706
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	13,935
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	7,146
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	9,445
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,900	9,751
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	5,936
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	4,732
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/38	1,335	1,498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	12,100	12,471
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	25,000	25,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	14,375	14,838
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	4,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	31,446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,818
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	15,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,694
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	21,307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,710	69,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,050	998
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	29,529
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	17,815
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	27,420
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	25,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	16,978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.125%	6/15/28	3,500	3,519
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	43,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	14,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,589

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	36,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	15,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,330	3,951
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	20,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,921
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	12,705	12,781
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	20,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	9,795	12,232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	25,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	22,237
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	3,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	3,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	6,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	7,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	6,008
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	6,155
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	545
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,888
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,116
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	3,137
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	6,216
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,895
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,652
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	6,716
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	4,406
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	5,419
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,000	9,353
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	7,600
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	4,074
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	3,750	4,737
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	4,160	4,822
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	6,604
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,750	12,424
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	6,590
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	14,565
[9,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	3,745	3,867
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	33,382
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	15,376
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,785	4,671
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,668
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	16,397
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	21,181
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	36,136
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,734
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,010	8,655
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	32,500
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	6,168
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,472
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	78,131
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,630
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,139
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,304
[2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.100%	5/6/21	6,015	6,015
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	3,000	3,097
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	11,094
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	23,590	24,925
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	8,510	9,199
	Passaic County NJ GO	0.050%	11/1/34	3,000	2,194
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	2,430	2,599
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	625
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,430
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,702
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	4,581

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,297
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,887
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,343
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,618
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,127
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,290
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	321
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	1,068
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,123
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	17,453
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	9,358
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	6,079
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	871
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,800	2,997
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,885	2,019
	Sussex County NJ GO	5.000%	2/15/23	5,485	5,951
	Sussex County NJ GO	5.000%	2/15/24	4,376	4,949
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	23,619
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,705	14,052
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	33,407
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	5,091
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	21,765
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	9,370
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	26,031
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	27,458
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	11,104
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	39,348
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	36,523
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	44,859
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	27,407
	Toms River Board of Education GO	3.000%	7/15/29	6,000	6,541
	Toms River Board of Education GO	3.000%	7/15/30	3,000	3,244
	Toms River Board of Education GO	3.000%	7/15/31	6,000	6,449
	Toms River Board of Education GO	3.000%	7/15/32	6,000	6,428
	Toms River Board of Education GO	3.000%	7/15/33	3,000	3,206
	Toms River Board of Education GO	3.000%	7/15/34	8,720	9,301
	Toms River Board of Education GO	3.000%	7/15/35	3,120	3,323
					2,923,460
New Mexico (0.3%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,796
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/23	2,750	3,037
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	2,067
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	3,121
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,805
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,512
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,049
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,294
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	717
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	440
	Albuquerque NM GO	5.000%	7/1/25	5,405	6,429
	Albuquerque NM GO	5.000%	7/1/25	5,155	6,132
	New Mexico (Capital Projects) GO, ETM	5.000%	3/1/23	15,925	17,332
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,668
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	18,705	21,413
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	2,720	2,735
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	1,951
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,742
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,862
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	1,460	1,877
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	18,416
	New Mexico GO	5.000%	3/1/25	3,000	3,528
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	1,064
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,194
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,252
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,727
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	993
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	1,044
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,511
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,497

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,741
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,281
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,261
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,904
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,192
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,140
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,269
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	135,364
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	732
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	536
					271,625
New York (15.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	10,309
	Battery Park City Authority Miscellaneous Revenue VRDO	0.050%	5/6/21	51,400	51,400
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,294
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,634
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	10,165
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	12,912
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,100
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	8,489
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	3,084
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,436
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,557
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,572
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,285
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,174
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,140
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,624
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,206
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,211
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,235
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,631
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,007
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,246
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,811
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,994
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,218
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	1,034
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,197
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	501
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,111
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	212
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	434
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	228
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,409
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	2,102
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,538
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,918
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,764
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	6,487
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	768
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	409
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	783
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	716
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	653
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	1,087
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,617
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,256
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/26	6,775	6,801
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/27	8,560	8,593
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/29	6,315	6,339
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/31	2,500	2,510
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,552
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	8,052
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	7,310
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,734
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	21,824
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	34,683
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	29,127

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	15,979
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	4,282
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	1,000	1,297
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,626
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,565
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,243
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,410	1,884
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	2,251
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	10,892
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,662
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,481
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	6,099
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,830
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,957
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	296
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	17,072
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	21,047
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.000%	11/1/22	5,000	5,209
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	22,286
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,660
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	31,184
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	13,103
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	13,747
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	3,081
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	6,157
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	71,620
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	48,000	49,915
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.040%	5/3/21	13,265	13,265
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	7,245	7,434
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	6,125	6,285
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,054
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,505
	Metropolitan Transportation Authority Revenue	5.000%	11/15/35	5,000	5,797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	19,000	19,478
[4]	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/21	15,900	16,346
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	9,033
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,579
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,623
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	46,905
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	546
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	7,149
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	11,627
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	3,029
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,461
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	14,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,805	6,966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	443
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,762
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	32,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,916
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	8,922
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,000	3,686
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	10,210	10,445
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,434
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	8,824
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,340	4,189
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,317
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	2,067
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	2,195
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	24,867
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	5,689
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	2,243
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,435	3,105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	4,366
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	18,175

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	12,564
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,722
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,214
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,947
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	6,064
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	28,970	35,908
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,464
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	12,668
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	1,001
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,430	1,687
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	73,154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,930
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	4,188
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	932
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	766
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	50,000	57,564
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	1,000	1,120
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	14,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	5,417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	21,102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,575	1,870
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	412
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,000	1,132
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	3,245	3,838
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,195	3,954
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	6,400	7,908
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	27,000	31,117
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	61,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	33,750	42,084
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	123,000	123,185
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	7,440	7,641
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	161,170	168,976
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	32,650	34,677
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	141,435	152,777
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	204,791
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	150,212
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	21,027
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	6,290
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	38,500	49,622
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	5/3/21	9,650	9,650
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	5/3/21	19,055	19,055
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	5/3/21	14,650	14,650
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.040%	5/3/21	32,100	32,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	5/6/21	63,600	63,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	22,005	22,005
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	19,068	19,068
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	5/6/21	41,570	41,570
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	3,290	3,290
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	8,510	8,509
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	0.807%	4/1/26	2,500	2,498
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	3,195	3,278
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,000	2,150
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	13,665	14,689
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	12,735	13,689
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,517
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,527
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,863
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	6,066
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	6,022
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	13,962
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,826
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,270
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	2,153
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,379

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,307
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,079
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,674
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,200	1,545
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,934
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	5,476
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	3,240
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,755
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	4,246
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	101,674
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,605	2,624
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	2,015
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,693
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,505
	Nassau County NY GO	5.000%	4/1/22	14,850	15,498
	Nassau County NY GO	5.000%	4/1/23	15,665	17,071
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	3,124
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/7/21	10,505	10,505
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	3,067
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,770	4,937
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	4,000	4,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	14,089
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	18,897
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	24,026
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	13,648
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	5,000	5,452
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	9,101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,920	10,819
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	19,992
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	32,823
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	9,213
[16]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	9,945	9,978
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	37,370
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	28,750	28,750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	76,000	76,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	5/6/21	9,685	9,685
	New York City Housing Development Corp. Local or Guaranteed Housing Rvenue PUT	0.700%	7/1/25	2,500	2,494
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,329
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	1,025	1,250
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	1,005	1,093
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,612
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	1,339
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	2,197
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,886
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	3,252
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	8,000	9,777
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	3,205	3,898
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	13,575
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	22,000	23,725
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	11,819
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	8,041
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,137
[2,5]	New York City NY GO TOB VRDO	0.060%	5/3/21	54,100	54,100
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	5/3/21	52,625	52,625
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.060%	5/3/21	12,600	12,600
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	5/6/21	45,000	45,000
[2]	New York City NY Municipal Water Finance Authority Water Revenue VRDO	0.040%	5/3/21	21,985	21,985
[2,5]	New York City NY Transitional Finance Authority Building Aid Miscellaneous Revenue TOB VRDO	0.090%	5/6/21	8,600	8,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	10,085	12,005
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	13,051
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	17,756
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,978
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	6,241
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	18,245
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,924
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	11,792

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	11,782
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	34,478
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	10,781
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	18,000	18,164
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,335
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	4,170
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,892
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	11,937
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	1,060
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	11,927
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,924
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	7,921
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,811
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	4,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	16,050	16,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	17,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	14,235	15,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,010	6,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,550	15,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,095	1,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	15,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	11,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	14,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	23,412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,055	3,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,500	5,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,250	5,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,065	4,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	4,850	5,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,290	10,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,795	10,799
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,635	2,697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,620	8,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,435	1,469
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,000	4,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	25,675	25,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	10,000	10,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	8,392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	13,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	22,000	28,960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	8,349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	19,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	24,475	25,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	9,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	13,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	12,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	15,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	19,708
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	15,100	15,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,860	9,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	17,500	18,919
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	12,947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	13,898
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	9,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	17,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	24,834
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	16,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	4,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	10,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	17,760

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	18,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	12,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	29,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	17,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	30,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	13,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	11,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	23,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	21,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	8,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	10,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	25,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	24,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	18,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	34,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	6,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	15,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	12,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	4,290	5,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	12,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	29,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	8,130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	9,450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	24,831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	22,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	58,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	32,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,000	1,214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	26,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	12,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	29,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	43,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	3,440	3,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	24,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,500	2,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	8,000	9,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	7,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	19,530	22,459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	7,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	25,620
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	6,331
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	3,372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,115	7,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	11,000	13,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	2,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	17,920	21,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	6,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	11,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	8,175	9,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	24,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	13,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	16,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	24,951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	5/3/21	20,575	20,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	19,150	19,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	435	435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	4,660	4,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	7,820	7,820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	5/3/21	1,300	1,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	5/6/21	28,000	28,000
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.030%	5/3/21	27,785	27,785
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	4,788

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,513
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,846
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	34,252
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	35,000	35,196
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	2,645	2,660
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	2,500	3,073
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	22,522
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	36,118
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	15,280	18,957
	New York City Water & Sewer System Water Revenue	5.000%	6/15/29	10,100	10,157
	New York City Water & Sewer System Water Revenue	5.000%	6/15/29	5,015	5,734
	New York City Water & Sewer System Water Revenue	5.000%	6/15/30	4,005	5,386
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	24,500	24,637
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	30,000	31,590
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,545	5,576
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,669
	New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	12,545
	New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	6,264
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	50,000	54,829
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	6,217
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	10,425	11,889
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	16,700	19,946
	New York City Water & Sewer System Water Revenue	4.000%	6/15/36	3,000	3,681
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	26,417
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	13,360	15,435
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,218
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	33,473
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	18,670
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	6,065	7,427
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	29,050	33,984
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,080	6,277
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	139,553
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	11,180
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	11,938
	New York City Water & Sewer System Water Revenue VRDO	0.020%	5/3/21	9,765	9,765
	New York City Water & Sewer System Water Revenue VRDO	0.030%	5/3/21	33,165	33,165
	New York City Water & Sewer System Water Revenue VRDO	0.030%	5/3/21	35,830	35,830
	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	16,500	16,500
[2]	New York City Water & Sewer System Water Revenue VRDO	0.040%	5/3/21	7,450	7,450
	New York City Water & Sewer System Water Revenue VRDO	0.050%	5/5/21	13,825	13,825
	New York City Water & Sewer System Water Revenue VRDO	0.050%	5/6/21	13,175	13,175
	New York City Water & Sewer System Water Revenue VRDO	0.060%	5/6/21	24,400	24,400
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/6/21	16,500	16,500
	New York City Water & Sewer System Water Revenue VRDO	0.070%	5/6/21	5,240	5,240
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	23,235	23,365
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,964
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/31	14,000	14,574
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	101,850	105,834
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	26,982
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	13,200	13,529
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,515	34,924
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,790	8,581
	New York NY GO	5.000%	8/1/21	30	30
	New York NY GO	5.000%	8/1/21	4,000	4,047
	New York NY GO	5.000%	8/1/21	5	5
	New York NY GO	5.000%	10/1/21	7,545	7,696
	New York NY GO	5.000%	8/1/22	7,530	7,987
	New York NY GO	5.000%	8/1/22	6,450	6,841
	New York NY GO	5.000%	8/1/22	1,475	1,564
	New York NY GO	5.000%	8/1/22	6,800	7,212
	New York NY GO	5.000%	8/1/22	2,500	2,652
	New York NY GO	5.000%	8/1/22	5,500	5,834
	New York NY GO	5.250%	8/15/22	5	5
	New York NY GO	5.000%	8/1/23	14,590	15,477
	New York NY GO	5.000%	8/1/23	5,710	6,319
	New York NY GO	5.000%	8/1/23	3,690	3,998
	New York NY GO	5.000%	8/1/23	7,740	8,386
	New York NY GO	5.000%	8/1/23	3,905	4,322
	New York NY GO	5.000%	8/1/23	3,150	3,486

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/23	4,005	4,432
New York NY GO	5.000%	8/1/23	50,175	55,527
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	780	834
New York NY GO	5.000%	6/1/24	1,050	1,199
New York NY GO	5.000%	8/1/24	4,025	4,270
New York NY GO	5.000%	8/1/24	6,585	6,663
New York NY GO	5.000%	8/1/24	20,010	22,120
New York NY GO	5.000%	8/1/24	17,185	19,747
New York NY GO	5.000%	8/1/24	4,675	5,372
New York NY GO	5.000%	8/1/24	15,210	17,478
New York NY GO	5.000%	8/1/24	14,000	16,087
New York NY GO	5.000%	8/1/24	50,000	57,454
New York NY GO	5.000%	10/1/24	5,000	5,100
New York NY GO	5.000%	10/1/24	835	892
New York NY GO	5.000%	12/1/24	5,975	6,947
New York NY GO	5.000%	8/1/25	5,000	5,304
New York NY GO	5.000%	8/1/25	3,300	3,420
New York NY GO	5.000%	8/1/25	3,630	4,311
New York NY GO	5.000%	8/1/25	15,510	18,422
New York NY GO	5.000%	8/1/25	2,215	2,631
New York NY GO	5.000%	8/1/25	1,665	1,978
New York NY GO	5.000%	8/1/25	11,770	13,980
New York NY GO	5.000%	8/1/25	10,310	12,246
New York NY GO	5.000%	8/1/25	35,345	41,981
New York NY GO	5.000%	8/1/25	10,640	12,638
New York NY GO	5.000%	8/1/25	43,580	51,762
New York NY GO	5.000%	12/1/25	18,090	21,716
New York NY GO	5.000%	8/1/26	9,735	10,750
New York NY GO	5.000%	8/1/26	14,215	15,697
New York NY GO	5.000%	8/1/26	6,765	8,057
New York NY GO	5.000%	8/1/26	24,805	30,423
New York NY GO	5.000%	8/1/26	12,875	15,791
New York NY GO	5.000%	8/1/26	225	239
New York NY GO	5.000%	8/1/27	4,705	4,876
New York NY GO	5.000%	8/1/27	6,600	7,285
New York NY GO	5.000%	8/1/27	20,110	24,618
New York NY GO	5.000%	8/1/28	18,000	18,647
New York NY GO	5.000%	8/1/28	9,300	10,638
New York NY GO	5.000%	8/1/28	30,305	38,047
New York NY GO	5.000%	8/1/28	17,500	22,426
New York NY GO	5.000%	3/1/29	27,590	31,089
New York NY GO	5.000%	8/1/29	9,715	10,719
New York NY GO	5.000%	8/1/29	1,975	2,461
New York NY GO	5.000%	8/1/29	27,645	36,117
New York NY GO	5.000%	11/1/29	9,140	11,997
New York NY GO	5.000%	3/1/30	16,230	18,288
New York NY GO	5.000%	8/1/30	6,845	7,551
New York NY GO	5.000%	8/1/30	10,655	11,753
New York NY GO	5.000%	8/1/30	5,390	6,165
New York NY GO	5.000%	11/1/30	10,000	13,323
New York NY GO	5.000%	3/1/31	33,315	37,530
New York NY GO	4.000%	8/1/31	30,000	34,787
New York NY GO	5.000%	10/1/31	12,505	12,748
New York NY GO	5.000%	12/1/31	3,035	3,715
New York NY GO	5.000%	8/1/33	5,000	5,831
New York NY GO	5.000%	8/1/33	5,000	6,195
New York NY GO	5.000%	8/1/33	4,000	5,234
New York NY GO	5.000%	12/1/33	11,750	14,345
New York NY GO	5.000%	8/1/34	3,875	5,046
New York NY GO	5.000%	12/1/34	4,000	4,874
New York NY GO	3.000%	3/1/35	7,540	8,293
New York NY GO	5.000%	4/1/35	8,000	9,911
New York NY GO	4.000%	8/1/35	15,010	17,232
New York NY GO	4.000%	8/1/35	2,735	3,274
New York NY GO	5.000%	8/1/35	2,000	2,597
New York NY GO	4.000%	10/1/35	3,000	3,540
New York NY GO	5.000%	12/1/35	3,000	3,646
New York NY GO	5.000%	12/1/35	11,695	14,720

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	4/1/36	12,750	15,758
	New York NY GO	4.000%	8/1/36	3,015	3,592
	New York NY GO	5.000%	10/1/36	4,000	4,944
	New York NY GO	5.000%	10/1/36	11,460	14,591
	New York NY GO	5.000%	3/1/37	6,000	7,670
	New York NY GO	5.000%	3/1/37	10	11
	New York NY GO	5.000%	3/1/37	3,675	4,797
	New York NY GO	4.000%	8/1/37	22,745	26,354
	New York NY GO	4.000%	8/1/37	3,445	4,091
	New York NY GO	4.000%	10/1/37	24,185	28,287
	New York NY GO	5.000%	12/1/37	9,900	12,395
	New York NY GO	4.000%	8/1/38	20,000	23,280
	New York NY GO	5.000%	3/1/39	1,700	2,208
	New York NY GO	4.000%	8/1/39	4,155	4,908
	New York NY GO	5.000%	8/1/39	10,000	12,679
	New York NY GO	5.000%	10/1/39	2,780	3,508
	New York NY GO	4.000%	3/1/40	1,000	1,187
	New York NY GO	5.000%	3/1/40	5,875	7,439
	New York NY GO	4.000%	8/1/40	3,550	4,180
	New York NY GO	3.000%	3/1/41	6,500	6,924
	New York NY GO	3.000%	10/1/41	21,575	22,812
	New York NY GO	5.000%	12/1/41	31,000	37,139
	New York NY GO PUT	5.000%	12/1/25	2,000	2,354
	New York NY GO VRDO	0.030%	5/3/21	3,010	3,010
[2]	New York NY GO VRDO	0.030%	5/3/21	11,245	11,245
	New York NY GO VRDO	0.030%	5/3/21	46,055	46,055
	New York NY GO VRDO	0.040%	5/3/21	17,790	17,790
	New York NY GO VRDO	0.040%	5/3/21	28,465	28,465
	New York NY GO VRDO	0.040%	5/3/21	2,000	2,000
	New York NY GO VRDO	0.040%	5/3/21	12,030	12,030
[2]	New York NY GO VRDO	0.040%	5/3/21	28,415	28,415
	New York NY GO VRDO	0.220%	5/3/21	2,500	2,500
	New York NY GO VRDO	0.220%	5/3/21	3,500	3,500
[2]	New York NY GO VRDO	0.060%	5/5/21	26,100	26,100
[2]	New York NY GO VRDO	0.060%	5/6/21	22,485	22,485
	New York NY GO VRDO	0.060%	5/6/21	25,000	25,000
[2]	New York NY GO VRDO	0.060%	5/6/21	30,420	30,420
[2]	New York NY GO VRDO	0.060%	5/7/21	12,115	12,115
	New York NY GO, Prere.	5.000%	10/1/21	10,545	10,755
	New York NY GO, Prere.	5.000%	4/1/22	17,385	18,160
	New York NY GO, Prere.	5.000%	4/1/22	10,000	10,446
	New York NY GO, Prere.	5.000%	4/1/22	14,780	15,439
	New York NY GO, Prere.	5.000%	8/1/22	5,040	5,346
	New York NY GO, Prere.	5.000%	8/1/22	1,135	1,203
	New York NY GO, Prere.	5.000%	10/1/22	10,985	11,742
	New York NY GO, Prere.	5.000%	10/1/22	23,890	25,537
	New York NY GO, Prere.	5.000%	10/1/22	15,000	16,034
	New York NY GO, Prere.	5.000%	10/1/22	3,715	3,968
	New York NY GO, Prere.	5.000%	10/1/22	3,665	3,915
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,667
	New York NY GO, Prere.	5.000%	3/1/23	1,500	1,632
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/21	3,500	3,527
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	9,280	9,747
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	11,402
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,164
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,049
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	1,500	1,505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	10,682
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,650	2,024
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	5,006
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,785	2,251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	7,613
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,220
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	11,687
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,675
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,795
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	13,980
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	4,170
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	2,180

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	18,186
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	21,154
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	3,263
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	10,854
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	8,271
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	5,035
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,309
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	3,066
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,625	1,968
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,635
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,805
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,521
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,070	1,078
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	2,320	2,338
	New York State Dormitory Authority College & University Revenue, Prere.	5.125%	7/1/21	1,625	1,638
	New York State Dormitory Authority College & University Revenue, Prere.	5.200%	7/1/21	1,200	1,210
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	100	106
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	8,242
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,730	5,824
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,847
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,260	2,845
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,385
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	913
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	2,229
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	3,118
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	2,398
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,925
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,590	3,282
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,265
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	2,356
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	927
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,157
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	864
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	2,021
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	976
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	2,298
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	33,540	34,819
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	7,895	8,196
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	56,335	58,484
[10]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/22	7,020	7,347
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	25,140	27,312
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	8,605	9,383
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	35,015	38,182
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	10,930	11,782
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	36,095	40,856
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,695	4,871
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	6,814
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,474
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	21,265	25,020
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	44,183
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	11,509
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	19,540	20,257
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	35,722
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	11,063
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	11,389
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	23,386
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,545	26,817
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	13,798
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,365	18,017
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	31,075
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	8,174
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	39,244
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	13,559
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	31,431
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	17,931
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	11,228
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	48,136
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	45,533

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,015	11,287
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	18,905	19,606
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	23,449
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	53,000	57,041
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,666
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	17,390	18,104
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	7,500	7,778
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	2,158
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	66,270
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,070	1,110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,135	10,551
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,985	39,036
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	15,545
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	41,488
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	36,637
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	20,674
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	56,830
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,905	3,389
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	20,000	23,738
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	6,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	11,308
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	20,950	24,974
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	15,661
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,594
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	12,000	12,911
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	11,731
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	71,720	76,882
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	15,219
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	79,479
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,970
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	18,120
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	920	955
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	3,835	3,979
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	1,340	1,390
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	14,570	15,709
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	40
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,895
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,747
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	3,000	4,025
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	15,831
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	10,000	13,249
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	10,000	13,184
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	8,410
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,000	11,968
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	11,923
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,000	11,897
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	11,863
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	17,702
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	15,272
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	1,250	1,274
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	800	815
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	533
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	780	795
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,105
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,333
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	950	968
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,705
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,601
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,067
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,092

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,067
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,066
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,731
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	799
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	66
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	506
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	533
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	213
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	453
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	533
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,679
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	3,198
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,967
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,630
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,596
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,210
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	27,346
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,828
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,692
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,555	20,380
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	2,977
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	41,210
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	15,171
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,639
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	3,062
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	6,494
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	62,627
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	15,775
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,321
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	32,752
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	21,473
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	37,853
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	40,122
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	17,407
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	47,868
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	45,273
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,336
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	23,046
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	33,907
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	22,935
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	27,940
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,195
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	23,408
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	21,841
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/21	4,370	4,394
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	2,345	2,586
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/24	3,470	3,484
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	195	232
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,569
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/27	3,345	3,357
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/28	6,150	6,172
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/29	5,315	5,334
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	16,230	16,320
	New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/30	1,835	1,842
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	6,283
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	19,475
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	5,587
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	9,940
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	9,105
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	11,847
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,420	6,866
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	11,765
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	8,673
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,866
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	12,560
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	10	10
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,755	1,756
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	13,100	13,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	60,000	60,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	31,800	31,800
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,458
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,738
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	938
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	784
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	156
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,908
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	4,004
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,806
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	30,653
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,609
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,923
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	6,165	6,425
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	18,745	19,536
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	21,000	21,977
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	12,311
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	40,355
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	59,205
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,225	4,971
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,941
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	23,505	28,538
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,440
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	34,001
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	22,041
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,709
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,728
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	7,288
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	29,129
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	27,083
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	10,873
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	13,645
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	17,118
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	17,387
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	35,673
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	7,197
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	28,030	30,459
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	33,543
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	30,405
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	35,574
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	35,302
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	9,010
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	53,697
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	13,874
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	56,368
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	8,000	9,442
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	11,616
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	8,821
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	29,350	31,271
[2,5]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	5/6/21	10,000	10,000
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.060%	5/6/21	10,000	10,000
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	8,886
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	411
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,074
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	783
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,331
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	1,104
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	939
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,724
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,844
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	2,135
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	5,168
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	2,495	3,213
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	1,100	1,299

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	2,250	2,647
[2,5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	5/6/21	23,000	23,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,439
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	32,503
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,608
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	21,065
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,179
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	5,209
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	15,297
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/33	4,775	6,206
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	11,180
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	5,145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,875	6,290
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,731
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	6,223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,652
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	6,334
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	8,442
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,909
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	11,218
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,655
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	6,441
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	6,299
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	7,699
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,710
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	16,300	18,941
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	6,000	6,932
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	2,905	3,245
[4]	Suffolk County NY GO	5.000%	5/15/21	9,280	9,293
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	10,742
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	13,627
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	11,000	12,326
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,362
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	10,374
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	12,543
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	1,550	1,662
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	23,443
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	18,157
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	17,949
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,658
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	6,407
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	10,040
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	4,072
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,424
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	4,107
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	7,279
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	3,119
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	13,376
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	20,315
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,917
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	5/3/21	26,680	26,680
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.040%	5/3/21	11,580	11,580
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	3,157
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	11,500	12,304
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	16,615	17,963
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	2/1/24	3,195	3,195
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	3,173
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	3,388
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,621
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,746
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	3,246
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,587
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,634
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,477
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	14,132
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	7,342
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,430	12,998
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	8,895
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	10,152

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	12,188
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	10,380
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	6,054
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	6,023
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	37,093
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	25,069
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	30,207
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	46,099
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	21,038
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	60,824
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	30,000	35,770
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	6,753
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,984
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,720
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,390
	Westchester County NY GO	4.000%	7/1/29	5,920	7,064
	Westchester County NY GO, ETM	5.000%	7/1/21	240	242
	Westchester County NY GO, ETM	5.000%	7/1/21	335	338
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	130	130
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,935	1,981
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,776
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	5,542
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,762
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	5,610
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	5,756
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	3,376
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,644
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	3,061
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	4,455
					12,812,462
North Carolina (0.8%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/36	1,300	1,448
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,174
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	258
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	329
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	200	266
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	146
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	158
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	215
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	184
	Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	184
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/37	300	338
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	347
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	483
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	535
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,285
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,717
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,670
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,553
	Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,952
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	4,375
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,753
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,352
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,507
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,839
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	2,085
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,164
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,867
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,043
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,732
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,804
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,673
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,251
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,160	4,252
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,847
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	4,044
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	3,054
	Charlotte NC GO	5.000%	7/1/22	3,305	3,492
	Charlotte NC GO	5.000%	7/1/29	2,500	2,859

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charlotte NC GO	5.000%	6/1/31	2,305	3,016
Charlotte NC GO	5.000%	6/1/33	5,940	7,747
Charlotte NC GO	5.000%	6/1/34	2,370	3,082
Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,545
Charlotte NC Storm Water Revenue	3.000%	12/1/36	1,000	1,139
Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,534
Forsyth County NC GO	5.000%	4/1/23	1,200	1,312
Greensboro NC GO	5.000%	10/1/25	2,000	2,403
Guilford County NC GO	5.000%	3/1/22	3,720	3,871
Mecklenburg County NC GO	5.000%	3/1/24	1,875	2,129
Mecklenburg County NC GO	5.000%	3/1/26	10,000	12,189
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,203
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,878
New Hanover County NC GO	4.000%	8/1/25	2,455	2,831
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	5,045
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,892
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,576
North Carolina Appropriations Revenue	5.000%	5/1/24	13,295	15,177
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	9,380
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	9,191
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	31,302
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	17,440	20,628
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	18,062
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	10,915	14,596
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	9,288
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	11,682
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	7,949
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/26	3,285	4,044
North Carolina GO	4.000%	5/1/23	39,470	42,507
North Carolina GO	5.000%	6/1/25	10,000	11,884
North Carolina GO	5.000%	6/1/25	5,000	5,942
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	14,700
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	22,383
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,921
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	12,000	15,347
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	17,387
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,890	3,157
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,911
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,081
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	498
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	193
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,000	4,217
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,766
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	910
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	1,140
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,430
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	648
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,182
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	635	697
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,774
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	747
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	595
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	5,323
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,820
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	711
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	711
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	12,630	13,316
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,341
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	500	546
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	1,097
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	752
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,372
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	3,399
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,415
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	2,149
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	326
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,173

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	4,000	4,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	8,610	8,783
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	9,155	9,785
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,512
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	3,148
	North Carolina Miscellaneous Revenue	5.000%	5/1/21	13,495	13,495
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	2,974
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	2,110
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,416
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,555
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,902
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	4,282
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	3,182
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	4,043
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	9,021
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,201
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,669
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	19,932
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	12,658
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	25,168
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	4,388
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,456
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	17,200	17,200
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	6,620	6,620
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,167
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,456
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,279
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,470
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,595
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,763
	Wake County NC GO	5.000%	9/1/21	2,400	2,438
	Wake County NC GO	5.000%	3/1/23	2,500	2,722
	Wake County NC GO	5.000%	3/1/23	22,000	23,957
	Wake County NC GO	5.000%	4/1/23	5,930	6,481
	Wake County NC GO	5.000%	9/1/23	750	834
	Wake County NC GO	5.000%	3/1/27	2,525	3,169
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,653
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,945
					715,823
North Dakota (0.0%)
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,500	1,511
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,000	1,007
	Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,300	1,309
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,462
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,966
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,882
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,389
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	2,136
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	2,127
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,871
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,977
					30,637
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,627
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	486
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,460
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	398
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,577
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	862
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	475	604
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,191
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	10,222
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	443
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	1,045
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	348
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	4,187
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,745	3,173
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	923

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	920
	Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	6,107
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	893
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,163
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,015
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,489
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	557
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,909
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	845
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,350
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	696
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	15,188
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,415	14,321
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	7,733
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	13,875
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,243
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	12,059
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	6,645
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	11,528
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	4,141
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	20,994
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	1,900	1,900
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	18,865	19,779
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/5/21	10,250	10,250
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,695
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,692
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	5,199
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,853
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	5,000	5,185
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	10,227
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,824
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,495
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/32	13,580	14,100
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	2,375	2,466
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.250%	2/15/22	6,120	6,366
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	2,117
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,761
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	2,077
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,897
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,422
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,944
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,248
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,336
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,264
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,339
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,259
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	6,318
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	4,747
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	5,850
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	5,818
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,215	5,420
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	320
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,500	1,899
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,528
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	2,225
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,635	5,405
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	54,765	61,520
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	474
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	1,097
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	13,437
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	719
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,000	10,937
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,635
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,521
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,910
[7]	Cincinnati City School District GO	5.250%	12/1/21	5,710	5,879
[7]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,841
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,575
	Cincinnati OH GO	5.000%	12/1/27	845	1,075

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,268
	Cincinnati OH GO	4.000%	12/1/31	780	919
	Cincinnati OH GO	4.000%	12/1/32	800	939
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,517
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,392
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,544
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	1,020
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,400	2,478
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,500	2,581
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,250	2,323
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,600
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	2,016
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	4,096
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,628
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,782
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,126
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	4,081
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,952
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,298
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,305
	Cleveland OH GO	4.000%	12/1/33	310	381
	Cleveland OH GO	4.000%	12/1/34	2,285	2,801
	Cleveland OH GO	4.000%	12/1/35	1,660	2,021
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,624
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	4,800	5,362
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	10,035	11,210
	Cleveland State University College & University Revenue	5.000%	6/1/29	5,000	5,123
	Cleveland State University College & University Revenue	5.000%	6/1/30	5,225	5,354
	Cleveland State University College & University Revenue	5.000%	6/1/31	8,640	8,853
	Cleveland State University College & University Revenue	5.000%	6/1/32	9,060	9,284
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,555
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,737
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	260
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	264
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	329
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	392
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/36	300	390
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	474
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	471
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	12,995
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	9,785
	Columbus City School District GO	5.000%	12/1/30	5,110	6,177
	Columbus OH GO	5.000%	2/15/22	3,025	3,141
	Columbus OH GO	4.000%	4/1/23	16,630	17,866
	Columbus OH GO	5.000%	7/1/24	5,790	6,659
	Columbus OH GO	4.000%	8/15/24	3,570	4,008
	Columbus OH GO	5.000%	8/15/24	10,325	11,928
	Columbus OH GO	5.000%	7/1/25	1,285	1,531
	Columbus OH GO	4.000%	4/1/26	16,170	18,968
	Columbus OH GO	4.000%	8/15/27	7,500	8,574
	Columbus OH GO	5.000%	4/1/30	5,000	6,706
	Columbus OH GO	5.000%	4/1/39	7,950	10,134
	Columbus OH GO	5.000%	4/1/40	5,050	6,426
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,532
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,144
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,232
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,928
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,511
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,271
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,498
	Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,789
	Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,224
	Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,801
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,662
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,533
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,431
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,111
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	8,497
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	6,361

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	19,285
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,744
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,312
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,685
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/24	3,750	4,385
Dayton City School District GO	5.000%	11/1/21	9,210	9,425
Dayton City School District GO	5.000%	11/1/22	5,500	5,889
Dublin City School District GO	4.000%	12/1/31	4,250	5,149
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,482
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	360
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	741
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	1,004
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	963
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	797
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,191
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,616
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	759
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,937
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,963
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,905
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,135	15,359
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	13,855	16,201
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,693
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,693
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,409
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,292
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	3,263
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,231
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,140	10,813
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	2,174
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,509
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,990
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,293
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,290
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,929
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,700
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	7,150	7,150
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	36,395	36,395
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	14,200	14,200
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	5,750	5,750
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	35,805	35,805
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,513
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,838
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	6,286
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	1,032
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	1,124
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,216
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	9,883
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,212
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	14,023
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,296
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,343
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	16,941
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,404
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,450
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	15,680
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,983
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,896
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	3,314
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,735
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,385
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	17,422
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,240
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	787
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,340
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,994
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,840
Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	11,345	11,345
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,770

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	3,942
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	4,195
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	4,182
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,999
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,645
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,401
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	20,970	22,668
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,048
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,835
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,194
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,675	3,145
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,170	1,373
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,255	2,619
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,745	2,017
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	27,270	31,571
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	7,675	7,802
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	1,003
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,476
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,869
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,865
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,637
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	4,329
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,586
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	2,156
	Miami University OH College & University Revenue	5.000%	9/1/31	2,000	2,030
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	2,146
	Miami Valley Career Technology Center GO	5.000%	12/1/32	760	956
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	430
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,977
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	13,088
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	1,082
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	13,599
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	897
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	10,732
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	14,542
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	445	587
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	7,859
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	6,222
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	983
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	15,230
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	568
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	5,553
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	400	478
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	18,842
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	584
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	7,500	8,442
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	622
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	7,267
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,803
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,325	1,565
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	19,300	19,300
	Ohio Appropriations Revenue	5.000%	12/1/30	875	1,174
	Ohio Appropriations Revenue	5.000%	12/1/31	1,080	1,478
	Ohio GO	5.000%	9/15/22	4,090	4,364
	Ohio GO	5.000%	5/1/24	5,915	6,756
	Ohio GO	5.000%	5/1/24	11,385	13,004
	Ohio GO	5.000%	6/15/24	9,900	11,360
	Ohio GO	5.000%	6/15/24	420	482
	Ohio GO	5.000%	8/1/24	2,900	3,344
	Ohio GO	5.000%	9/15/24	12,250	14,187
	Ohio GO	5.000%	2/1/25	5,000	5,869
	Ohio GO	5.000%	5/1/25	22,615	26,778
	Ohio GO	5.000%	5/1/25	660	781
	Ohio GO	5.000%	5/1/25	2,340	2,771
	Ohio GO	5.000%	6/15/26	1,015	1,245
	Ohio GO	5.000%	8/1/26	25,360	31,221
	Ohio GO	5.000%	9/1/26	10,000	12,341
	Ohio GO	5.000%	11/1/26	7,080	8,780
	Ohio GO	4.000%	2/1/27	8,220	8,572

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	2/1/27	11,595	13,998
	Ohio GO	5.000%	5/1/27	5,085	6,186
	Ohio GO	5.000%	5/1/27	1,000	1,257
	Ohio GO	5.000%	6/15/27	3,000	3,261
	Ohio GO	5.000%	6/15/27	625	788
	Ohio GO	5.000%	9/15/27	2,410	3,060
	Ohio GO	5.000%	11/1/27	6,635	8,452
	Ohio GO	5.000%	3/15/29	3,805	4,302
	Ohio GO	5.000%	3/1/31	7,840	9,688
	Ohio GO	5.000%	5/1/31	1,335	1,572
	Ohio GO	5.000%	9/1/31	9,370	10,570
	Ohio GO	5.000%	3/1/32	8,230	10,169
	Ohio GO	5.000%	9/1/32	9,850	11,108
	Ohio GO	5.000%	11/1/32	3,500	4,115
	Ohio GO	5.000%	3/1/33	8,645	10,654
	Ohio GO	5.000%	5/1/33	3,000	3,796
	Ohio GO	5.000%	5/1/33	8,075	9,470
	Ohio GO	5.000%	6/15/33	16,465	19,759
	Ohio GO	5.000%	9/1/33	10,355	11,675
	Ohio GO	5.000%	3/1/34	9,075	11,157
	Ohio GO	5.000%	5/1/34	3,250	4,101
	Ohio GO	5.000%	9/1/34	10,885	12,266
	Ohio GO	5.000%	3/1/35	8,530	10,471
	Ohio GO	5.000%	5/1/35	9,525	11,750
	Ohio GO	5.000%	6/15/35	19,795	23,671
	Ohio GO	5.000%	9/1/35	11,445	12,893
	Ohio GO	5.000%	3/1/36	10,005	12,257
	Ohio GO	5.000%	3/15/36	5,000	5,632
	Ohio GO	5.000%	5/1/36	6,060	7,073
	Ohio GO	5.000%	6/15/36	18,000	21,477
	Ohio GO	5.000%	3/1/37	10,505	12,841
	Ohio GO	5.000%	5/1/37	19,940	24,488
	Ohio GO	5.000%	3/1/38	9,030	11,017
	Ohio GO	5.000%	6/15/39	3,000	3,843
	Ohio GO VRDO	0.030%	5/5/21	2,000	2,000
	Ohio GO, Prere.	5.000%	5/1/22	13,500	14,154
	Ohio GO, Prere.	5.000%	5/1/22	10,220	10,715
	Ohio GO, Prere.	5.000%	6/15/22	2,000	2,109
	Ohio GO, Prere.	5.000%	6/15/22	20,490	21,605
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,747
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	3,275	3,451
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	4,165	4,683
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	10,928
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	27,798
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	11,670
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	28,188
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	19,115
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	463
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	585
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,782
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	736
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,887
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	715	919
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	1,082
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	3,150	3,939
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	3,252
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	9,182
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,828
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,555
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,000	3,506
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,260	1,454
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,932
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	4,076
[4]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	150	155
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.180%	5/3/21	10,500	10,500
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,679
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,874
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	2,139
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	6,258

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	6,688
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,500	4,630
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	5/3/21	12,590	12,590
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	10,000	10,000
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	8,250	8,250
Ohio Lease (Appropriation) Revenue	4.000%	2/1/22	5,670	5,833
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,054
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,903
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,372
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,250
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	5,827
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,115
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	3,908
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,201
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,819
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	3,169
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,673
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	3,207
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	3,346
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,849
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,294
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,420
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	4,036
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,491
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,630
Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	3,084
Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	3,274
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,215	2,780
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	2,007
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	6,092
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	2,014
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,784
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	5,980	7,550
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	6,297
Ohio Special Obligation Revenue	5.000%	12/1/25	3,500	4,212
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	6,372
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,790
Ohio State University College & University Revenue VRDO	0.030%	5/5/21	2,500	2,500
Ohio State University College & University Revenue VRDO	0.050%	5/5/21	900	900
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,163
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,256
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	19,342
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,974
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	16,329
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	12,342
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,885
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	21,008
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,537
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	9,071
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	6,514
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	11,879
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	12,080
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	4,325	5,225
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,661
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	12,217
Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,025	7,802
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	18,207
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	23,119
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,605
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,984
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	3,725	4,500
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	13,109
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	12,628
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	20,148
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	28,993
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	30,951
Ohio Water Development Authority Water Revenue	5.000%	12/1/27	6,135	7,845
Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	677
Ohio Water Development Authority Water Revenue	5.000%	12/1/36	3,500	4,722

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,750	2,353
Ohio Water Development Authority Water Revenue	5.000%	12/1/38	5,650	7,576
Ohio Water Development Authority Water Revenue	5.000%	12/1/39	1,500	2,006
Penta Career Center COP	5.250%	4/1/23	2,480	2,594
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	5,011
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,405
University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,741
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,278
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,201
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	893
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,639
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,481
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,978
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,366
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,720
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,053
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,079
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,387
				2,655,214
Oklahoma (0.4%)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	917
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,799
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	2,088
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,482
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	9,509
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	880	891
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	972
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,070
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,716
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,166
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	4,157
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,268
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	6,453
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,369
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,538
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,470
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	4,253
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,606
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,682
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,762
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,850
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,720
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,467
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	15,428
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,488
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,302
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,850
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,850
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,573
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,803
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,405
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,994
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,794
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	23,635
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,194
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,231
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,839
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,403
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/31	4,255	4,687
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	5,000	5,505
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,256
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	3,048
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/34	4,385	5,340
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,367

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	2,105
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	2,120
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,030	3,544
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,624
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	11,000	11,942
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,514
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,529
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	2,353
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	5,525
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	15,585	18,765
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	488
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/32	3,770	4,347
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	6,055	6,980
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,780
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	3,228
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,609
[6]	Oklahoma State University College & University Revenue	5.000%	9/1/29	255	336
	Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	2,014
[6]	Oklahoma State University College & University Revenue	5.000%	9/1/30	365	490
[6]	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	591
[6]	Oklahoma State University College & University Revenue	4.000%	9/1/33	315	394
[6]	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,215
[6]	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	1,148
[6]	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	567
[6]	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	549
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	12,570
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,777
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	3,042
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	4,341
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,813
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,834
	Oklahoma Water Resources Board Revenue	2.000%	4/1/34	1,600	1,653
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,808
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,225
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,116
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	395
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,350
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,694
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,078
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	12,665
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	13,259
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,162
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,198
	University of Oklahoma College & University Revenue, Prere.	5.000%	7/1/21	1,895	1,910
	University of Oklahoma College & University Revenue, Prere.	5.000%	7/1/21	2,230	2,247
	University of Oklahoma College & University Revenue, Prere.	5.000%	7/1/21	2,000	2,016
	University of Oklahoma College & University Revenue, Prere.	5.000%	7/1/21	680	685
					324,792
Oregon (1.1%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,501
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	1,250	902
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	961
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,283
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	14,714
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	20,064
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	4,397
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,743
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,784
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	114
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	300	371
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	492
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	672
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	707
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	620
	Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,788
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,655
	Marion County OR School District No. 103 Woodburn GO	5.000%	6/15/30	2,000	2,361
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	769
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	784

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	797
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,324
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	858
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	1,052
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,638
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,955
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	2,241
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,850
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	15,772
	Multnomah County OR GO	5.000%	6/15/27	7,100	8,981
	Multnomah County OR GO	5.000%	6/15/28	44,990	58,355
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/21	36,255	36,458
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	10,086
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	11,170
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/28	1,750	2,263
	Multnomah County School District No. 1 Portland GO	3.000%	6/15/37	12,160	13,527
	Multnomah County School District No. 1 Portland GO	3.000%	6/15/41	17,255	18,841
	Oregon (Q State Project) GO	5.000%	5/1/23	2,500	2,743
	Oregon (Q State Project) GO	5.000%	5/1/27	1,875	2,360
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	4,162
	Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,812
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	3,289
	Oregon (Q State Project) GO	5.000%	5/1/34	4,000	5,409
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,374
	Oregon (Q State Project) GO	5.000%	5/1/35	4,500	6,067
	Oregon (Q State Project) GO	5.000%	5/1/36	3,180	4,273
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	5,346
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	3,326
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,626
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	9,100	11,297
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	23,103
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	13,575	16,557
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	19,466
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	30,449
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	23,201
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,020	2,358
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	6,420
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	11,089
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,918
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,502
	Oregon GO	5.000%	8/1/22	2,660	2,822
	Oregon GO	5.000%	6/1/23	2,830	3,116
	Oregon GO	5.000%	8/1/23	2,100	2,328
	Oregon GO	4.000%	6/1/24	1,595	1,780
	Oregon GO	5.000%	8/1/24	2,200	2,539
	Oregon GO	5.000%	12/1/30	2,000	2,461
	Oregon GO	5.000%	6/1/34	1,500	2,032
	Oregon GO	5.000%	6/1/34	1,400	1,897
	Oregon GO	5.000%	6/1/35	750	1,013
	Oregon GO	5.000%	6/1/36	850	1,144
	Oregon GO	5.000%	6/1/36	1,000	1,346
	Oregon GO, Prere.	5.000%	5/1/21	1,570	1,570
	Oregon GO, Prere.	5.000%	5/1/21	2,415	2,415
	Oregon GO, Prere.	5.000%	5/1/21	5,165	5,165
	Oregon GO, Prere.	5.000%	5/1/21	3,370	3,370
	Oregon GO, Prere.	5.000%	5/1/21	1,490	1,490
	Oregon GO, Prere.	5.000%	5/1/23	2,915	3,197
	Oregon GO, Prere.	5.000%	5/1/23	2,060	2,259
	Oregon GO, Prere.	5.000%	11/1/23	1,440	1,614
	Oregon GO, Prere.	5.000%	5/1/27	2,460	2,460
	Oregon GO, Prere.	5.000%	5/1/29	2,890	2,890
	Oregon GO, Prere.	5.000%	5/1/31	1,760	1,760
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	681
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	852
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	793
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	791
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,130
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,241
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,442

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,350
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/21	7,705	7,705
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	379
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	770
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	780
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,551
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,845
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,723
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,071
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,393
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	2,037
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,270
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,793
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,580
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,307
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,286
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,752
Oregon State Lottery Revenue	5.000%	4/1/23	11,010	12,032
Oregon State Lottery Revenue	5.000%	4/1/23	5,560	6,076
Oregon State Lottery Revenue	5.000%	4/1/23	5,545	6,060
Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,562
Oregon State Lottery Revenue	5.000%	4/1/23	6,355	6,940
Oregon State Lottery Revenue	5.000%	4/1/23	3,550	3,877
Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,304
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,421
Oregon State Lottery Revenue	5.000%	4/1/25	8,015	9,110
Oregon State Lottery Revenue	5.000%	4/1/25	5,440	6,421
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,675
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,875
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	9,361
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,819
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	10,945
Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,305
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	4,352
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,317
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,785
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,916
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	5,124
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	3,183
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,740
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,897
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	2,040
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,552
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	4,080
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,427
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,406
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/32	1,610	1,974
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/33	2,310	2,829
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	3,057
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	4,113
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/37	2,160	2,689
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/38	1,025	1,274
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,694
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	2,022
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,195
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,387
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,489
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	12,229
Portland Community College District GO	5.000%	6/15/25	1,530	1,817
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	7,808
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	7,523
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	7,573
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	5,033
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	6,335
Portland OR GO	5.000%	6/1/24	1,790	2,050
Portland OR GO	5.000%	6/1/25	1,900	2,255
Portland OR GO (Public Improvement Project)	5.000%	6/1/24	580	665
Portland OR GO (Public Improvement Project)	5.000%	6/1/25	620	737
Portland OR Sewer System Sewer Revenue	3.000%	3/1/36	11,040	12,465

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	382
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,856
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	19,566
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	15,763
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	12,583
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/28	735	943
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/29	1,800	2,360
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/30	925	1,237
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/31	5,000	6,652
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/32	5,400	7,157
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/33	2,200	2,905
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/34	6,000	7,896
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/35	4,850	6,369
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,778
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,484
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	3,035
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,449
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	3,055
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,748
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	5,072
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,213
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	12,319
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	14,897
					916,721
Pennsylvania (4.9%)
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,612
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	10,349
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	18,504
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	18,191
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	10,136
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	17,989
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	4,333
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	10,680
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,882
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	8,733
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	3,385
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	12,422
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	7,766
[6]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	3,156
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	13,623
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	9,029
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	13,582
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	6,171
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	10,436
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	6,730
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	7,376
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	8,046
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,825
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,934
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	7,351
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,766
	Allegheny County PA GO	5.000%	11/1/25	7,625	9,141
	Allegheny County PA GO	5.000%	11/1/29	12,065	14,830
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	4,177
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	547
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	290
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	392
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	327
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	1,018
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	489
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,381
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	823
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	729
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	908
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	500
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,461
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	4,038
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	5,508
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	6,360

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,823
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,354
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,926
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	3,208
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,759
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,927
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,614
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,089
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,406
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,890
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,115
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,672
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,200	1,244
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	6,555
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	3,330
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,951
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,460
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,579
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	1,070	1,174
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/28	570	621
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	1,565	1,676
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,675
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,857
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,832
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,903
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,416
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	366
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,628
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,372
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	2,236
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,857
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,544
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,661
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,547
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,430
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,232
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	719
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,267
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,171
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,276
	Capital Region Water Water Revenue	5.000%	7/15/26	1,000	1,198
	Capital Region Water Water Revenue	5.000%	7/15/27	1,075	1,319
	Capital Region Water Water Revenue	5.000%	7/15/28	1,500	1,878
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	2,035
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,629
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,943
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	2,004
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	12,500	12,885
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,680
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,594
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,542
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	6,171
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,793
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	1,005
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,387
	Colonial School District GO	5.000%	2/15/36	1,000	1,228
	Colonial School District GO	5.000%	2/15/37	1,015	1,244
	Colonial School District GO	5.000%	2/15/38	1,560	1,909
	Colonial School District GO	5.000%	2/15/39	1,350	1,649
[4]	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/21	3,940	3,954
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,175
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,260
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,281
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,368
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	921
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	6,463
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	10,280
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	4,340
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	15,489

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	5,019
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,736
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,301
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	5,023
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,712
	Commonwealth of Pennsylvania GO	5.000%	6/1/21	20,000	20,073
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	32,365	32,616
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	19,450	20,469
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	14,072
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	28,468
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	38,510
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	46,000	52,884
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	28,253
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,445	7,587
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	71,436
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	42,251
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	46,523
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	30,212
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	25,187
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	19,005
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	7,030
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	45,090
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,885
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	11,550	12,611
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	64,006
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	19,342
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	26,918
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	21,589
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	51,244
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	47,617
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	51,045
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,566
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	22,396
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	44,719
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	16,271
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	9,274
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	20,340
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	4,705	4,827
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	7,500	8,196
	Conestoga Valley School District GO	4.000%	2/1/27	250	294
	Conestoga Valley School District GO	4.000%	2/1/28	535	641
	Conestoga Valley School District GO	4.000%	2/1/30	465	550
	Conestoga Valley School District GO	4.000%	2/1/31	500	587
	Conestoga Valley School District GO	4.000%	2/1/32	325	379
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,273
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,425
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,421
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,825
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,271
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,886
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,154
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,521
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	4,283
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	5,162
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,750	8,792
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	6,330
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,201
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,286
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,907
	Easton Area School District GO	4.000%	4/1/30	2,300	2,583
	Easton Area School District GO	5.000%	2/1/31	1,580	1,992
	Exeter Township School District GO	4.000%	5/15/28	4,265	5,081
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	6,790
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,000	2,363
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	10,000	12,957
[2]	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue VRDO	0.100%	5/6/21	17,500	17,500
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,591
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,772
	Haverford Township School District GO	3.000%	3/1/35	3,925	4,260

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	996
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	556
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	529
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	8,267
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,749
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,691
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,644
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,638
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	6,441
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,176
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	474
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	590
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	194
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	246
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,660
	Lower Merion School District GO	4.000%	11/15/29	8,755	10,781
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	633
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,532
[4]	Luzerne County PA GO	5.000%	12/15/25	500	591
[4]	Luzerne County PA GO	5.000%	12/15/25	400	473
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,214
[4]	Luzerne County PA GO	5.000%	12/15/26	500	607
[4]	Luzerne County PA GO	5.000%	12/15/27	500	621
[4]	Luzerne County PA GO	5.000%	12/15/27	500	621
	Lycoming County Authority College & University Revenue	5.000%	10/1/21	1,030	1,050
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,092
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	850
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,275
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	815
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,030	3,153
	Middletown Area School District GO, Prere.	5.000%	3/1/22	3,375	3,512
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,564
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,292
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,494
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,700
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	5,147
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	9,143
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	5,069
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,507
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,573
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,779
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,959
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,776
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	5,093
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,524
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,344
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,752
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,360
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,308
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	8,937
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	8,000	8,563
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	4,665	5,176
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	7,840	8,977
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/26	7,435	8,567
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/27	3,500	4,016
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,598
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,674
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/29	3,850	4,380
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/31	8,350	9,434
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/32	9,055	10,212
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,801

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Moon Area School District GO	4.000%	11/15/30	3,235	3,806
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	6,292
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,406
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,891
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,423
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,238
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,234
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,537
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,964
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,549
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,203
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,195
	North Allegheny School District GO	4.000%	5/1/36	760	892
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,631
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	3,232
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,400
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,844
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	6,227
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	9,191
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	9,651
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,316
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,196
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,578
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,439
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,599
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,399
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,475
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,180	6,392
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	5,372
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	5,224
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	4,241
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	12,583
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,838
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	10,941
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	4,156
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,000	5,008
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	3,305
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,523
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	14,758
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,632
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,060	2,563
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,865	7,810
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,554
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,810
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	11,369
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,937
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,615
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,396
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,972
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,821
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,639
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,733
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,636
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	2,022
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	4,278
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	3,543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,552
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/23	8,220	9,176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,495
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	8,172
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,737
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	6,094
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,755
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,523
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	11,404
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/27	700	739
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/28	1,650	1,741
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	1,057

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,538
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,944
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/30	500	526
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,935
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,295
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,337
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/32	1,000	1,050
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,290
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	9,695
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	11,379
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	5,282
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,530
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,800
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	15,907
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,258
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere	5.000%	6/15/21	1,975	1,986
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,065	2,157
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,140	1,191
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,120	1,170
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,085	3,222
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,985	3,118
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,500	3,656
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,843
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,575
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,900
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,204
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,208
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,100	1,436
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,342
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	3,034
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	7,531
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,783
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,483
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	8,804
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,465
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,637
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	2,071
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,400
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,806
[2,5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	5/7/21	6,945	6,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	631
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	127
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	640
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	12,000	13,092
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	620	630
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	1,400	1,422
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,610
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	6,145
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	6,100
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	2,185
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	2,003
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	6,336
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,925
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,624
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	5,430
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,381
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,812
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,285
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,901
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	31,576
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	13,869
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	44,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	12,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	42,505
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	42,896
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	4,113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,778
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	6,375

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,559
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	6,241
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	6,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	2,200
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	11,608
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	4,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	9,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,679
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,671
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	6,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,713
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	8,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	5,570	6,954
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,869
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	29,507
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,380
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	17,534
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,819
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	21,386
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	36,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,760
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	4,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	11,932
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	9,022
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,420	3,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,692
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	26,591
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	7,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	1,165
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	9,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	3,229
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	3,185
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,780
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	2,158
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	26,906
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,744
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,743
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	36,946
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,637
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	2,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	30,767
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	19,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	7,748
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	16,069
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	7,820
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	3,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	2,048
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	4,608
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	3,183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,588
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,645
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,870	4,633
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	4,440

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,387
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	1,065
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.050%	5/6/21	36,800	36,800
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	5/6/21	28,400	28,400
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,190	2,358
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,332
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,965
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.040%	12/1/21	37,500	37,526
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	5/3/21	11,135	11,135
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	5/3/21	25,895	25,895
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	8,328
	Perkiomen Valley School District GO	4.000%	2/15/31	4,000	4,460
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	508
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	816
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	263
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	173
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	622
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	737
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	7,363
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	9,280
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	14,997
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,859
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	4,105
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	3,096
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,912
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	889
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,502
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	5,436
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	3,355
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,596
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	6,602
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,765
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	8,252
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,610
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,322
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	2,168
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	6,660	7,643
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	9,979
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,249
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,344
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,716
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	3,305
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	7,201
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	6,292
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	6,032
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,280	6,610
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/21	7,265	7,407
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	6,206
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	7,331
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,742
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,985
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	2,119
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,177
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,820
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,470
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	4,312
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	8,380
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	6,134
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,519
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,577
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,946
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,760
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	937
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	3,201
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,701
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,455	4,393
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,897
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.060%	5/6/21	2,600	2,600
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	17,726
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	8,213
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	3,172
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,587
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,676
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,909
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,207
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	10,000	10,502
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,444
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,541
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	13,467
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,941
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,747
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,514
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	10,734
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	9,705
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	6,114
	Philadelphia PA GO	5.000%	8/1/23	7,310	8,069
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,895
	Philadelphia PA GO	5.000%	8/1/34	2,640	3,255
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,679
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,601
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,240
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,364
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	6,305
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	8,852
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,457
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,926
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	2,034
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,312
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,902
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	7,457
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	7,212
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,622
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	7,156
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	9,980
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	12,306
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,485
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	17,773
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	678
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	2,071
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	18,620
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	2,054
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	2,166
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	16,485
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,338
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	17,097
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,898
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	6,560
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,582
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	6,545
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	7,867
[4,11]	Philadelphia School District GO	5.000%	6/1/24	2,000	2,246
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	23,493
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,726
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,557
	Philadelphia School District GO	5.000%	9/1/30	3,225	4,184
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,878
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,475
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,704
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,924
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,453
	Philadelphia School District GO	4.000%	9/1/39	4,520	5,199
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.080%	5/6/21	43,070	43,070
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,493
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/30	2,925	3,841
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	5,230
	Pittsburgh PA GO	5.000%	9/1/32	500	652
	Pittsburgh PA GO	5.000%	9/1/33	500	649

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pittsburgh School District GO	5.000%	9/1/25	1,850	2,199
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,297
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,293
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	708
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,312
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	888
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	651
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	2,234
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,535
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,873
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,832
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,512
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	8,990	9,009
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,099
[4]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,258
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	17,476
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,467
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,516
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,623
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,224
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	2,049
	Rose Tree Media School District GO	5.000%	4/1/29	700	846
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,921
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,188
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,356
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,246
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	135
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,190
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	1,048
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	1,700	1,700
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,540
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,739
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	3,053
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,353
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,994
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,613
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/21	4,630	4,646
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	2,020	2,107
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	23,777
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	11,098
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	37,714
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	18,381
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	8,852
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	10,189
	State Public School Building Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	4/1/22	1,365	1,426
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	735
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	4,050
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	4,245
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	3,186
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	3,091
	Unionville-Chadds Ford School District GO	5.000%	6/1/24	1,255	1,436
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	18,000	20,937
	Upper Merion Area School District GO	3.000%	1/15/39	1,000	1,088
	Upper Merion Area School District GO	3.000%	1/15/41	1,275	1,375
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,506
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,687
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	125	129
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	160
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	251
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	256
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	390
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	397
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	490
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	867
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	690

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,657
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	16,645
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,228
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,522
[1]	William Penn School District GO	3.000%	11/15/39	1,000	1,070
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,487
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,541
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,601
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,667
					4,122,304
Puerto Rico (0.5%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/29	5,000	5,279
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	24,290	24,470
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,000	5,019
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,298
[11,17]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/21	5,300	5,335
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	2,585	2,656
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,891
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,536
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,978
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	3,254
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	3,408
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,961
[4,9]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,274
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,121	4,851
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	32,214
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	66,751	56,149
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	9,183
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,486
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	194,838	212,974
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,725	21,561
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,590	1,761
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	4,175	4,623
					422,161
Rhode Island (0.1%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	12,909
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	616
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	771
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,864
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	591
	Rhode Island GO	3.000%	5/1/32	8,170	9,152
	Rhode Island GO	3.000%	5/1/33	8,420	9,398
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/25	1,135	1,260
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,432
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	634
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	504
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	502
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	625
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	561
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,152
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.060%	5/6/21	6,000	6,000
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,663
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	5,218
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,670
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,385
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,786
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,392
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	1,079
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,748
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	6,244
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,205	11,146
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,371
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	7,000	7,389
					114,062
South Carolina (1.0%)
	Aiken County SC Consolidated School District GO	5.000%	3/1/24	7,980	9,057
	Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,918
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,985

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	784
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,541
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	794
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,276
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	955
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,448
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,146
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	1,011
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	630
Charleston County SC GO	5.000%	11/1/21	2,765	2,832
Charleston County SC GO	5.000%	11/1/26	12,690	15,768
Charleston County SC GO	4.000%	11/1/28	12,000	14,418
Charleston County SC GO	4.000%	11/1/33	6,955	8,250
Charleston County SC GO	4.000%	11/1/34	7,410	8,767
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	11,401
Clemson University College & University Revenue	5.000%	5/1/22	4,860	5,094
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	608
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	2,059
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/29	500	654
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,173
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,242
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	781
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,465
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,865
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,631
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,660
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	4,045
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,623
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,391
Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	6,246
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	6,466
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,667
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,547
Horry County SC GO	4.000%	3/1/24	1,370	1,515
Horry County SC School District GO	5.000%	3/1/23	3,890	4,234
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,369
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,324
Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,333
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,378
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,849
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,808
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,707
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,436
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,609
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,801
Lancaster County SC School District GO	4.000%	3/1/34	6,040	7,066
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	330
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	12
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,337
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,035	4,117
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,570
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	4,735	5,893
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	2,025
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,747
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,570
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	456
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,501
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,893
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	13,119
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,861
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,210	2,262
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	363
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	375	454
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,126
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,337
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,121
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,803
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	3,083
Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,715

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,486
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,611
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,879
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,944
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	54,349
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/22	9,950	9,915
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,685
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,508
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,351
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	3,535	3,547
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,286
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	8,020	8,045
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,458
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	2,800	2,819
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.000%	1/1/29	8,600	8,658
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,511
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,836
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,348
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,927
	South Carolina GO	5.000%	4/1/25	1,460	1,725
	South Carolina GO	5.000%	4/1/27	1,200	1,509
	South Carolina GO	5.000%	4/1/27	1,525	1,918
	South Carolina GO	5.000%	4/1/29	1,175	1,551
	South Carolina GO	5.000%	4/1/29	1,325	1,749
	South Carolina GO	5.000%	4/1/29	1,685	2,225
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	13,762
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	8,808
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	877
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,194
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	1,076
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	619
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	611
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	22,562
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,414
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,940
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,556
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	13,005
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,696
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,454
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,528
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,240
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,534
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	600
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	6,846
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/39	6,325	7,491
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	10,000	11,814
	South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	9,900	10,621
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	11,467
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	16,250
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,923
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	6,351
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,652
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	17,683
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	9,325	10,706
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	12,615	14,441
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	14,180	16,229
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	8,535	9,775
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/33	10,465	11,979
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,385	5,013
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,650	4,387
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,609
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	480
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,965
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	23,849
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	5,630
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	22,515	24,971

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	5,000	5,127
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	6,000	6,615
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	7,355
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	17,636
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	37,753
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	280
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	366
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	640
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	637
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	678
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	584
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,218
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,732
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,148
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,704
	York County School District No. 1 GO	4.000%	3/1/29	2,805	3,170
					846,413
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,000	1,090
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	749
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	754
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	600	694
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	778
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,178
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,751
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	2,095
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,183
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	2,121
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,623
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,926
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,615
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	2,204
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	4,374
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	13,601
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	9,435
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,453
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,909
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	27,436
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,404
					91,373
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	3,102
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	2,178
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,847
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,905
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,806
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,266
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,890
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	928
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,254
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	946
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,759
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,655
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	772
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,646
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,678
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,691
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,948
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	6,252
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	7,235
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,340	7,025
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	4,277
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,787
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	2,331
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,934
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,697
	Hamilton County TN GO	5.000%	4/1/24	1,925	2,192
	Hamilton County TN GO	5.000%	5/1/30	4,000	4,374

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	700	871
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,237
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,880	6,697
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,740	3,365
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,780	10,000
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	9,240	10,524
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,135	2,606
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,725	8,798
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,218
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,455	2,983
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,125	1,160
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	5,239
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,257
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	5,181
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	236
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	7,457
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	6,384
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,756
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	7,634
Knox County TN GO	5.000%	6/1/28	2,480	3,198
Knox County TN GO	5.000%	6/1/29	1,510	1,984
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,216
Memphis TN GO	5.000%	11/1/25	1,240	1,386
Memphis TN GO	5.000%	5/1/28	3,145	3,156
Memphis TN GO	5.000%	5/1/30	1,715	1,721
Memphis TN GO	4.000%	6/1/30	9,265	10,725
Memphis TN GO	4.000%	6/1/31	8,635	9,983
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,391
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,600
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	1,075
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,807
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,477
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,188
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/22	1,900	2,007
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,250	2,482
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,585
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	5,519
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,445
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	625
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	638
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	650
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	2,116
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	2,198
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,307
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,409
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,876
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,197
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,186
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	294
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,053
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,344
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,245
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,245
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,501
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,551
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,286
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	927
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	795
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,231
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,476
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,537
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,296
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	10,430
Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	4,467
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	2,135
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,943
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	2,195

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	5,366
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,823
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	3,181
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,452
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,663
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,875
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.040%	5/3/21	15,500	15,500
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,596
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,817
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	70,100	70,100
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	55,555	55,555
	Shelby County TN GO	5.000%	3/1/26	1,165	1,211
	Shelby County TN GO	3.125%	4/1/32	6,145	7,030
	Shelby County TN GO	4.000%	4/1/32	5,705	6,906
	Shelby County TN GO	4.000%	4/1/33	6,055	7,305
	Shelby County TN GO	4.000%	4/1/35	7,200	8,642
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	112,955	129,518
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	36,015	42,714
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	725	737
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	10,175	10,526
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	12,264
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,792
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,702
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,725
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	27,175
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	91,685	97,872
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	46,990	53,513
	Tennessee GO	5.000%	8/1/22	2,000	2,122
	Tennessee GO	5.000%	8/1/22	3,000	3,182
	Tennessee GO	5.000%	8/1/23	3,630	4,024
	Tennessee GO	5.000%	2/1/25	2,530	2,973
	Tennessee GO	5.000%	9/1/27	2,000	2,310
	Tennessee GO	5.000%	9/1/27	4,300	4,967
	Tennessee GO	5.000%	9/1/28	1,850	2,133
	Tennessee GO	5.000%	9/1/30	1,180	1,353
	Tennessee GO	5.000%	9/1/31	1,150	1,318
	Tennessee GO	5.000%	9/1/36	5,005	6,260
	Tennessee GO	5.000%	9/1/37	5,005	6,252
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	230	235
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,250	5,733
	Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	3,450	4,155
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,330
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	3,580	4,008
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/24	2,560	2,979
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,800
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	5,059
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,606
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	7,037
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,391
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,682
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,809
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,629
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,745
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,338
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	5,033
	Williamson County TN GO	5.000%	4/1/26	2,140	2,611
	Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,231

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wilson County TN GO	5.000%	4/1/25	3,435	4,053
	Wilson County TN GO	5.000%	4/1/29	2,940	3,858
					985,852
Texas (8.8%)
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,730
	Alamo Heights Independent School District GO	4.000%	2/1/30	830	969
	Alamo Heights Independent School District GO	4.000%	2/1/31	810	939
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	3,160
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,771
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,638
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,596
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,413
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,631
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,852
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	5,091
	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,268
	Aldine Independent School District GO	5.000%	2/15/28	8,000	9,328
	Aldine Independent School District GO	4.000%	2/15/31	12,120	13,602
	Aldine Independent School District GO	4.000%	2/15/32	12,660	14,188
	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,333
	Alief Independent School District GO	5.000%	2/15/23	2,600	2,823
	Alief Independent School District GO	5.000%	2/15/26	2,635	3,193
	Alief Independent School District GO	4.000%	2/15/29	2,780	3,198
	Allen Independent School District GO	5.000%	2/15/24	1,200	1,360
	Allen Independent School District GO	5.000%	2/15/31	1,070	1,283
	Allen Independent School District GO	5.000%	2/15/32	1,000	1,198
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,558
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,128
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	299
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	381
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	304
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	602
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	618
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	371
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	453
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	392
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,898
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	444
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,479
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,297
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,769
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	1,059
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	2,206
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	552
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,907
	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,168
	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,208
	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,879
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,634
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	931
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,233
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,225
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,910
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	2,065
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,636
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	4,092
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,916
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,685
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,650
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,456
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,819
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	6,200
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	961
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	970
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,874
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	3,300
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,922
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,808
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	5,139

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,915
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,383
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,168
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,828
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,225
Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	2,062
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	776
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	962
Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,334
Austin Independent School District GO	4.000%	8/1/33	9,000	10,408
Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,413
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,450
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,644
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	5,399
Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,199
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	5,101
Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,163
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	2,054
Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	11,214
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	2,207
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	7,414
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	2,006
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,825
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,515	1,968
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,702
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,000	2,592
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,662
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,000	3,865
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,596
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	6,092
Austin TX GO	5.000%	9/1/26	10,000	11,981
Austin TX GO	5.000%	9/1/27	6,530	8,074
Austin TX GO	5.000%	9/1/29	2,855	3,302
Austin TX GO	5.000%	9/1/30	1,240	1,434
Austin TX GO	5.000%	9/1/31	2,140	2,473
Austin TX GO	5.000%	9/1/33	4,315	4,982
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	5,000	5,365
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/31	4,000	4,289
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	12,182
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	12,962
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	13,706
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,936
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,973
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	9,725
Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/21	350	359
Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,888
Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,608
Belton Independent School District GO	5.000%	2/15/29	1,530	1,992
Bexar County Hospital District GO	5.000%	2/15/25	1,630	1,910
Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,685
Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,082
Bexar County Hospital District GO	5.000%	2/15/30	1,895	2,051
Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,206
Bexar County Hospital District GO	5.000%	2/15/32	2,750	3,200
Bexar County TX GO	5.000%	6/15/27	5,000	6,146
Bexar County TX GO	5.000%	6/15/28	3,520	4,313
Bexar County TX GO	5.000%	6/15/29	4,850	5,915
Bexar County TX GO	4.000%	6/15/33	2,750	3,171
Bexar County TX GO	4.000%	6/15/34	2,000	2,299
Bexar County TX GO	4.000%	6/15/34	1,260	1,476
Bexar County TX GO	4.000%	6/15/35	2,250	2,683
Bexar County TX GO	4.000%	6/15/36	6,080	7,231
Bexar County TX GO	4.000%	6/15/36	1,815	2,159
Bexar County TX GO	5.000%	6/15/36	3,550	4,413
Bexar County TX GO	4.000%	6/15/37	3,315	3,859
Bexar County TX GO	4.000%	6/15/37	5,940	7,051
Bexar County TX GO	4.000%	6/15/38	2,860	3,387
Bexar County TX GO	4.000%	6/15/39	3,300	3,900
Bexar County TX GO	4.000%	6/15/40	2,000	2,360

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	45,765
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,740
[6]	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	14,081
	Board of Regents of the University of Texas System Revenue	0.070%	5/5/21	20,000	20,000
	Boerne School District GO	5.000%	2/1/28	1,520	1,939
	Canyon Independent School District GO	5.000%	2/15/26	2,500	3,026
	Carrollton TX GO	5.000%	8/15/22	1,070	1,136
	Carrollton TX GO	5.000%	8/15/23	1,455	1,614
	Carrollton TX GO	5.000%	8/15/24	1,250	1,442
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,214
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	750	771
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	778
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,657
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,317
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,464
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,559
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,122
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,252
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,445
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	7,848
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,949
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,488
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,562
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	830	1,065
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	999
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	600	770
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,688
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	2,825	3,314
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,163
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,303
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	1,062
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	782
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	4,006
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,477
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	750	971
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	905	1,158
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,294
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,274
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	988
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	3,100
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,402
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,277
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,440	1,653
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	2,000	2,326
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,511
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	750	984
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	3,008
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,288
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,368
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,245	1,428
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	3,700	4,298
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,559
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	980
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,614
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,346
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,500	2,864
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	3,350	3,891
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,298
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,309
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	879
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	1,121
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	3,250	3,772
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	779
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,781
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,362
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,828
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,292
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,316
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,943

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	6,326
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	2,125
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,882
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,869
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	3,041
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,511
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	3,534
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,857
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	3,151
Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	6,098
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,783
Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,646
Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	11,730
Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	40,771
Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	16,987
Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	45,849
Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	61,724
Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	12,781
Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	18,138
Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	41,836
Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	11,226
Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,724
Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,366
Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	5,000
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	432
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	984
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,388
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	479
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	596
Collin County Community College District GO	5.000%	8/15/31	1,000	1,317
Collin County TX GO	5.000%	2/15/32	3,000	3,848
Collin County TX GO	5.000%	2/15/33	2,000	2,555
Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	2,063
Comal Independent School District GO	5.000%	2/1/26	4,410	5,342
Comal Independent School District GO	5.000%	2/1/27	6,440	7,771
Comal Independent School District GO	5.000%	2/1/29	7,245	8,701
Comal Independent School District GO	4.000%	2/1/39	12,000	12,985
Conroe Independent School District GO	5.000%	2/15/25	1,650	1,939
Conroe Independent School District GO	5.000%	2/15/28	7,810	9,411
Conroe TX GO	5.000%	11/15/26	980	1,214
Conroe TX GO	5.000%	11/15/27	1,015	1,290
Conroe TX GO	5.000%	11/15/28	1,715	2,228
Coppell Independent School District GO	5.000%	8/15/23	3,255	3,614
Coppell Independent School District GO	5.000%	8/15/24	3,230	3,732
Coppell Independent School District GO	5.000%	8/15/26	1,345	1,658
Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	4,117
Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,351
Corpus Christi TX GO	5.000%	3/1/25	2,190	2,576
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,984
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	6,283
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,701
Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	9,830	10,676
Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,891
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,472
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,287
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,160	2,326
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,975	9,260
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	6,494
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	9,055	11,930
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,020	7,855
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,792
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,542
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	8,031
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,000	5,722
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	10,365	12,201
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	13,425
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,177
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,825
Dallas County Community College District GO	5.000%	2/15/26	3,440	4,132

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas County Community College District GO	5.000%	2/15/27	3,610	4,457
	Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,320
	Dallas County Hospital District GO	5.000%	8/15/27	6,745	8,484
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	19,671
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	18,484
	Dallas County TX GO	5.000%	8/15/25	3,575	4,265
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,983
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,732
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,628
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	10,137
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,321
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	11,321
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	9,041
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,502
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	7,904
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	10,538
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	16,719
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	15,150
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	12,928
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	14,013
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	8,293
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	7,556
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	6,166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,801
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,631
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,728
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	3,660	4,480
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	6,120
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	18,567
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,790
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,409
	Dallas Independent School District GO	4.000%	2/15/27	7,180	8,555
	Dallas Independent School District GO	5.000%	2/15/30	7,500	8,736
	Dallas TX GO, ETM	5.000%	2/15/22	45	47
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/23	9,880	9,917
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/24	8,345	8,376
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/25	5,050	5,069
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/26	1,650	1,656
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/21	10,000	10,201
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,660
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,604
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,851
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	6,123
	Denton County TX GO	5.000%	7/15/21	1,515	1,530
	Denton County TX GO	5.000%	7/15/24	1,610	1,851
	Denton County TX GO	5.000%	7/15/25	1,605	1,910
	Denton County TX GO	4.000%	7/15/32	3,025	3,441
	Denton County TX GO	4.000%	7/15/33	2,000	2,269
	Denton Independent School District GO	5.000%	8/15/30	7,775	9,336
	Denton Independent School District GO	5.000%	8/15/32	2,150	2,548
	Denton Independent School District GO	5.000%	8/15/37	1,360	1,690
	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,509
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	2,095
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,316
	Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,553
	Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,930
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,325
	Ector County Hospital District GO	5.000%	9/15/29	780	949
	Ector County Hospital District GO	5.000%	9/15/30	850	1,046
	Ector County Hospital District GO	5.000%	9/15/32	1,750	2,142
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,560
	El Paso Independent School District GO	5.000%	8/15/35	5,380	6,515
	El Paso Independent School District GO	5.000%	8/15/36	5,000	6,041
	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,676
	El Paso Independent School District GO	5.000%	8/15/38	1,700	2,044
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,517
	El Paso TX GO	5.000%	8/15/28	1,000	1,289
	El Paso TX GO	5.000%	8/15/28	1,440	1,856
	El Paso TX GO	5.000%	8/15/29	1,395	1,834

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/29	780	1,026
	El Paso TX GO	5.000%	8/15/29	1,005	1,228
	El Paso TX GO	4.000%	8/15/30	3,480	4,049
	El Paso TX GO	5.000%	8/15/30	1,050	1,383
	El Paso TX GO	5.000%	8/15/31	4,050	4,937
	El Paso TX GO	5.000%	8/15/31	1,485	1,946
	El Paso TX GO	5.000%	8/15/31	650	852
	El Paso TX GO	5.000%	8/15/32	3,625	4,415
	El Paso TX GO	5.000%	8/15/32	1,500	1,959
	El Paso TX GO	5.000%	8/15/32	1,025	1,339
	El Paso TX GO	5.000%	8/15/32	680	888
	El Paso TX GO	5.000%	8/15/33	1,280	1,664
	El Paso TX GO	5.000%	8/15/33	1,500	1,950
	El Paso TX GO	5.000%	8/15/34	4,570	5,548
	El Paso TX GO	4.000%	8/15/35	1,000	1,211
	El Paso TX GO	4.000%	8/15/35	1,075	1,304
	El Paso TX GO	5.000%	8/15/35	4,795	5,807
	El Paso TX GO	4.000%	8/15/36	1,010	1,221
	El Paso TX GO	4.000%	8/15/36	1,000	1,209
	El Paso TX GO	5.000%	8/15/36	4,005	4,839
	El Paso TX GO	5.000%	8/15/36	5,035	6,083
	El Paso TX GO	5.000%	8/15/36	1,000	1,101
	El Paso TX GO	4.000%	8/15/37	500	602
	El Paso TX GO	4.000%	8/15/37	1,110	1,336
	El Paso TX GO	4.000%	8/15/38	1,155	1,385
	El Paso TX GO	4.000%	8/15/39	1,000	1,195
	El Paso TX GO	4.000%	8/15/40	1,000	1,191
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	3,112
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,322
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,407
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,952
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	403
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	264
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	811
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	377
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	801
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	553
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	863
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	640
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	375
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	440
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	901
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	493
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	953
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,712
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	473
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,841
	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	9,545
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,514
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	7,359
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/30	4,475	4,491
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/31	6,255	6,266
	Friendswood Independent School District GO	4.000%	2/15/29	800	984
	Friendswood Independent School District GO	4.000%	2/15/30	950	1,183
	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,314
	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,248
	Frisco Independent School District GO	5.000%	8/15/24	2,195	2,536
	Frisco Independent School District GO	5.000%	8/15/25	4,545	5,433
	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,391
	Frisco Independent School District GO	5.000%	8/15/26	3,430	4,228
	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,520
	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,780
	Frisco Independent School District GO	4.000%	8/15/32	3,765	4,391
	Frisco TX GO	5.000%	2/15/26	2,790	3,282
	Frisco TX GO	5.000%	2/15/27	5,475	6,649
	Frisco TX GO	5.000%	2/15/29	2,505	3,026
	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,691
	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,294
	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,307

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,328
	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,564
	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,530
	Galveston County TX GO	4.000%	2/1/26	1,575	1,823
	Galveston County TX GO	4.000%	2/1/27	1,565	1,846
	Galveston County TX GO	4.000%	2/1/28	1,460	1,727
	Galveston County TX GO	4.000%	2/1/29	1,055	1,243
	Galveston County TX GO	5.000%	2/1/30	1,195	1,480
	Galveston County TX GO	4.000%	2/1/32	1,195	1,377
	Garland Independent School District GO	5.000%	2/15/22	3,000	3,116
	Garland Independent School District GO	5.000%	2/15/26	4,125	4,845
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,387
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,704
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,518
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,186
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,564
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,184
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,107
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,395
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,248
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,404
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,246
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	2,008
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	6,329
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	69,800	75,151
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,456
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,640
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,100	20,952
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	6,362
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	5,391
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,959
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,578
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,763
	Gregory-Portland Independent School District GO	4.000%	2/15/29	2,690	3,288
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/21	300	304
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	348
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	481
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	572
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	603
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	935
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	260
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	684
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	480
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	370
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	768
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	883
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,291
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,259
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,319
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,515
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,871
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,725	2,018
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	9,773
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,505
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,299
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,664
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,987
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,659
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,866
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	8,590
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,574
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,542
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,240
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,653
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	28,460	28,460
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,994
	Harris County Flood Control District GO	3.000%	10/1/38	1,850	2,056
	Harris County Flood Control District GO	3.000%	10/1/40	2,230	2,452
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,816

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,469
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,310
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	11,961
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	6,312
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,814
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,845
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,822
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,196
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/6/21	8,475	8,475
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	3,164
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/34	2,235	2,757
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	2,074
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,100	2,576
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,457
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	3,425
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,772
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,773
	Harris County TX GO	5.000%	10/1/25	5,755	6,906
	Harris County TX GO	5.000%	10/1/25	8,180	9,816
	Harris County TX GO	5.000%	10/1/27	6,335	7,602
	Harris County TX GO	5.000%	10/1/28	6,660	7,972
	Harris County TX GO	5.000%	10/1/29	6,490	7,762
	Harris County TX GO	5.000%	10/1/30	5,405	6,444
	Harris County TX GO	5.000%	10/1/30	4,000	5,000
	Harris County TX GO	5.000%	10/1/34	2,700	3,333
	Harris County TX GO	5.000%	10/1/35	4,215	5,019
	Harris County TX GO	5.000%	10/1/36	6,545	7,784
	Harris County TX GO	5.000%	10/1/40	17,000	20,088
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,680
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,705
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	23,460
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	5,121
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,657
[2,5]	Harris County TX Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue TOB VRDO	0.130%	5/6/21	7,745	7,745
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,702
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,296
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,129
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,125
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,717
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,805
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	13,463
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,614
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,162
[5]	Hays County TX	3.250%	9/15/30	255	265
[5]	Hays County TX	3.750%	9/15/40	580	608
	Hays County TX GO	5.000%	2/15/26	1,145	1,380
	Hays County TX GO	5.000%	2/15/26	1,260	1,519
	Hays County TX GO	5.000%	2/15/27	1,105	1,369
	Hays County TX GO	5.000%	2/15/28	1,010	1,254
	Hays County TX GO	5.000%	2/15/28	1,695	2,104
	Hays County TX GO	5.000%	2/15/29	1,830	2,264
	Hays County TX GO	5.000%	2/15/29	1,615	1,998
	Hays County TX GO	5.000%	2/15/30	1,760	2,170
	Hays County TX GO	5.000%	2/15/30	2,175	2,681
	Hays County TX GO	5.000%	2/15/31	1,910	2,346
	Hays County TX GO	5.000%	2/15/31	1,590	1,953
	Hays County TX GO	5.000%	2/15/32	1,800	2,206
	Hays County TX GO	5.000%	2/15/34	1,035	1,265
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,723
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,185
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,255
	Highland Park Independent School District GO	5.000%	2/15/24	1,645	1,864
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,629
	Houston Community College System GO	5.000%	2/15/27	1,050	1,308
	Houston Community College System GO, Prere.	5.000%	2/15/23	3,635	3,951
	Houston Independent School District GO	5.000%	2/15/22	2,000	2,077
	Houston Independent School District GO	5.000%	2/15/26	1,855	2,253
	Houston Independent School District GO	5.000%	2/15/27	10,605	12,812
	Houston Independent School District GO	5.000%	2/15/28	22,185	27,582

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston Independent School District GO	4.000%	2/15/29	9,650	10,578
	Houston Independent School District GO	4.000%	2/15/30	17,925	19,639
	Houston Independent School District GO	4.000%	2/15/31	9,645	10,250
	Houston Independent School District GO	4.000%	2/15/32	4,000	4,625
	Houston Independent School District GO	5.000%	2/15/34	1,255	1,544
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,650	5,676
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,647
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,789
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	9,150
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,000	5,327
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,884
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,891
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,863
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	5,543
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	12,425
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,816
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/21	3,000	3,023
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	2,945	2,949
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	8,042
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	9,595	10,969
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	6,933
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,439
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,390
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,055	1,181
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,558
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,838
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	7,005
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	2,081
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	18,687
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	20,502
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	12,433
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,378
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,995
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	44,909
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	6,616
	Houston TX GO	5.000%	3/1/22	12,250	12,745
	Houston TX GO	5.000%	3/1/22	5,000	5,202
	Houston TX GO	5.000%	3/1/23	4,000	4,355
	Houston TX GO	5.000%	3/1/24	1,860	2,109
	Houston TX GO	5.000%	3/1/25	1,600	1,880
	Houston TX GO	5.000%	3/1/26	10,000	12,119
	Houston TX GO	5.000%	3/1/26	10,000	11,283
	Houston TX GO	5.000%	3/1/27	9,800	11,834
	Houston TX GO	5.000%	3/1/27	6,025	7,502
	Houston TX GO	5.000%	3/1/28	10,025	12,440
	Houston TX GO	5.000%	3/1/29	6,000	7,416
	Houston TX GO	5.000%	3/1/30	4,000	4,498
	Houston TX GO	5.000%	3/1/31	5,195	6,227
	Houston TX GO	5.000%	3/1/32	3,840	4,548
	Houston TX GO	4.000%	3/1/33	5,000	5,741
	Houston TX GO	4.000%	3/1/34	5,015	5,741
	Houston TX GO	4.000%	3/1/35	3,000	3,407
	Houston TX GO, Prere.	5.000%	3/1/22	8,345	8,672
	Houston TX GO, Prere.	5.000%	3/1/22	8,335	8,672
[10]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/21	22,720	22,651
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,827
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,668
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,667
	Humble Independent School District GO	5.500%	2/15/24	14,235	16,330
	Humble Independent School District GO	4.000%	2/15/28	5,090	5,733
	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,669
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,493
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,238
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,444
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	17,488
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	140
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	171
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	185
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	237

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	171
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	176
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	175
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	175
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	203
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	290
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	288
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	345
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	344
Judson Independent School District GO	5.000%	2/1/25	1,070	1,254
Katy Independent School District GO	5.000%	2/15/25	2,560	3,008
Katy Independent School District GO	5.000%	2/15/26	2,090	2,446
Katy Independent School District GO	5.000%	2/15/34	7,560	9,027
Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,045
Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,340
Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,877
Kemp Independent School District GO	4.000%	2/15/30	1,650	1,804
Klein Independent School District GO	4.000%	8/1/27	3,970	4,554
Klein Independent School District GO	4.000%	8/1/34	2,805	3,179
Klein Independent School District GO	5.000%	8/1/35	2,000	2,426
Klein Independent School District GO	5.000%	8/1/37	3,000	3,631
Klein Independent School District GO	4.000%	2/1/45	11,000	12,174
La Joya Independent School District GO, Prere.	5.000%	8/15/22	2,985	3,170
Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,173
Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,335
Lamar Consolidated Independent School District GO	5.000%	2/15/25	1,375	1,428
Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,952
Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,269
Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,452
Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	5,239
Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,153
Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,590
Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,905	3,219
Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,304
Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,728
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	254
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	253
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	270
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	313
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	337
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	280
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	352
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	275
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	642
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	466
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	436
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	725
Leander Independent School District GO	0.000%	8/16/24	8,500	8,382
Leander Independent School District GO	0.000%	8/16/25	10,000	9,749
Leander Independent School District GO	5.000%	8/15/30	5,420	6,428
Lewisville Independent School District GO	4.000%	8/15/27	4,535	5,201
Lewisville Independent School District GO	5.000%	8/15/28	5,000	6,478
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	8,813
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,497
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	3,240
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,287
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	2,246
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,878
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,832
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,621
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	5,412
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,946
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,595
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,719
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,618
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	3,237
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,363
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,922
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,554

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	3,454
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,361
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,921
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,440	1,694
Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	6,012
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	5,099
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	10,000	10,015
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	5,055
Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	4,000	4,006
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,285
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,912
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,653
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	15,216
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,659
Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	9,266
Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,514
Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,830
Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	5/3/21	9,200	9,200
Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.030%	5/3/21	3,000	3,000
Lubbock County TX GO	4.000%	2/15/29	2,170	2,661
Lubbock County TX GO	4.000%	2/15/30	2,260	2,804
Lubbock TX GO	4.000%	2/15/31	1,525	1,749
Lubbock TX GO	4.000%	2/15/32	1,425	1,631
Lubbock TX GO	4.000%	2/15/33	1,000	1,142
Lubbock TX GO, Prere.	5.000%	2/15/22	700	727
Mainland College GO	4.000%	8/15/30	650	797
Mainland College GO	4.000%	8/15/31	795	970
Mainland College GO	4.000%	8/15/32	560	681
Mainland College GO	4.000%	8/15/33	510	618
Mainland College GO	4.000%	8/15/34	635	767
Mainland College GO	4.000%	8/15/35	500	602
Mainland College GO	4.000%	8/15/36	1,000	1,200
Mainland College GO	4.000%	8/15/37	750	897
Mainland College GO	4.000%	8/15/38	750	895
Mainland College GO	4.000%	8/15/39	1,680	2,000
Mainland College GO	4.000%	8/15/40	895	1,063
Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,674
Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,415
Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,522
Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	10,734
Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	780
Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,436
Midway Independent School District GO	4.000%	8/15/32	1,500	1,821
Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	6,339
Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	6,552
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	600
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	780
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	807
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,723
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,253
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	2,059
Montgomery County TX GO	4.000%	3/1/29	11,625	13,972
Montgomery County TX GO	4.000%	3/1/30	13,500	16,147
Montgomery County TX GO	5.000%	3/1/31	16,450	19,745
Montgomery County TX GO	5.000%	3/1/32	16,910	20,279
Montgomery Independent School District GO	4.000%	2/15/45	20,475	22,567
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,998
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,115
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,290	4,134
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,040	2,531
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,467
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,596
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,800
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,439
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,288
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,852
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	815	840

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,800
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,471
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,460
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,812
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,753
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,379
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,825
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,179
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,553
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,677
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,751
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,830
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,914
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,706
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	10,345
	North East TX Independent School District GO	4.000%	8/1/33	1,450	1,718
	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,474
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/21	7,275	7,391
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,389
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/23	7,000	7,784
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	10,075
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	10,059
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	8,085	8,724
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	2,009
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	9,715	10,906
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,455	1,631
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	9,299
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,536
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	4,032
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	12,024
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,137
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,507
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,327
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	4,967
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,475
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	3,240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,815
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,820
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	6,041
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,714
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,279
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,150	12,460
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	17,563
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,808
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,666
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	10,956
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	15,475
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	55,531
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	18,828
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	4,277
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,858
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,946
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	51,346
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	11,798
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	8,392
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,925
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,306
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	38,065
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,771
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	5,194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	9,665
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,849
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,394
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	7,480
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,210
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	6,107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,621

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	15,047
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,500
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,275
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	8,546
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,628
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	18,054
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,423
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	43,990
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,000	12,105
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,035	3,455
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	13,831
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	3,150	3,200
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	4,000	4,063
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	13,500	13,713
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	4,130	4,199
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	1,250	1,272
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	12,400	12,796
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,629
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	4,448
	Northside Independent School District GO	5.000%	2/15/23	3,130	3,402
	Northside Independent School District GO	5.000%	6/15/23	3,015	3,324
	Northside Independent School District GO	5.000%	2/15/24	5,090	5,768
	Northside Independent School District GO	4.000%	6/1/24	3,345	3,485
	Northside Independent School District GO	5.000%	6/15/25	3,000	3,299
	Northside Independent School District GO	4.000%	6/1/27	3,645	3,797
	Northside Independent School District GO	5.000%	6/15/27	2,390	2,923
	Northside Independent School District GO	4.000%	6/1/28	3,020	3,146
	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	10,048
	Northwest Independent School District GO	5.000%	2/15/25	10,000	11,742
	Northwest Independent School District GO	5.000%	2/15/26	6,380	7,536
	Northwest Independent School District GO	4.000%	2/15/37	3,125	3,814
	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,929
	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,883
	Odessa Junior College District GO	5.000%	8/15/26	770	940
	Odessa Junior College District GO	5.000%	8/15/28	660	828
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,482
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,141
	Odessa Junior College District GO	4.000%	8/15/37	2,885	3,284
	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,194
	Pasadena Independent School District GO	5.000%	2/15/43	5,000	5,405
	Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	5,940
	Pasadena TX GO	4.000%	2/15/29	1,000	1,127
	Pasadena TX GO	4.000%	2/15/30	1,765	1,988
	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,540
	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,480
	Pearland Independent School District GO	4.000%	2/15/31	3,830	4,392
	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,199
	Pearland TX GO	5.000%	3/1/30	9,575	11,498
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,599
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	7,432
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,348
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	6,216
	Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,174
	Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,536
	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	6,508
	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	5,220
	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,918
	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,549
	Plano Independent School District GO	5.000%	2/15/28	12,745	15,444
	Port Arthur Independent School District GO	5.000%	2/15/24	1,700	1,921
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,856
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,570
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,835
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,464
	Prosper Independent School District GO	4.000%	2/15/32	3,290	3,976
	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,835
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,155
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,167
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	1,061

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	705	825
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,653
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,083
Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,541
Round Rock Independent School District GO	4.000%	8/1/32	5,050	6,206
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	3,060	3,099
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	239
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	5,536
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	8,567
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	2,055
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	20,965	21,723
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	43,720
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	7,962
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	905	1,028
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,340
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	14,778
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,725	9,011
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	18,704
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	3,695	4,541
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	13,620
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	3,047
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	14,103
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,368
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,330	1,785
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	1,210	1,617
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,763
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,878
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,000	11,493
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	39,039
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	7,142
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	23,892
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,912
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,866
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	5,310
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,474
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	20,432
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	2,301
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	6,301
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	4,000	4,052
San Antonio TX GO	5.000%	2/1/23	12,630	13,693
San Antonio TX GO	5.000%	2/1/24	8,010	9,052
San Antonio TX GO	5.000%	2/1/25	10,000	11,719
San Antonio TX GO	5.000%	2/1/26	4,300	4,862
San Antonio TX GO	5.000%	2/1/26	5,800	6,813
San Antonio TX GO	5.000%	2/1/27	4,915	5,762
San Antonio TX GO	4.000%	8/1/35	9,170	11,026
San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,607
San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,685
San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,519
San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,980
San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,131
San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,375
San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,544
San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,457
San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,791
San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,049
San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,704
San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,219
San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,797
San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,537
San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,530
San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,305
San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,377
San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,686
San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	7,639
San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	8,566
San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	7,935
San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	3,357
San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	5,480

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Water System Water Revenue	4.000%	5/15/37	1,150	1,404
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	6,360
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,864
	San Antonio Water System Water Revenue	4.000%	5/15/40	19,000	21,258
	San Jacinto Community College District GO	5.000%	2/15/29	1,400	1,824
	San Jacinto Community College District GO	5.000%	2/15/30	700	928
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,234
	San Jacinto Community College District GO	4.000%	2/15/35	750	924
	San Jacinto Community College District GO	4.000%	2/15/36	700	862
	San Marcos TX GO	5.000%	8/15/26	1,610	1,976
	Socorro Independent School District GO	5.000%	8/15/29	4,005	5,012
	Socorro Independent School District GO	4.000%	8/15/31	9,000	10,615
	Socorro Independent School District GO	4.000%	8/15/32	3,000	3,529
	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,852
	Socorro Independent School District GO	5.000%	8/15/35	4,435	5,639
	Socorro Independent School District GO	5.000%	8/15/36	4,305	5,459
	Socorro Independent School District GO	5.000%	8/15/39	9,335	11,772
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	5,170
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	965
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	3,087
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	859
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,314
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	931
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	2,005
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,629
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,715
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	3,947
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,507
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	3,081
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	682
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	246
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	623
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	490
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	513
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	256
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	255
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	396
	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	4,201
	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	4,288
	Spring Independent School District GO	5.000%	8/15/24	5,145	5,937
	Spring Independent School District GO	5.000%	8/15/25	3,690	4,407
	Spring Independent School District GO	5.000%	8/15/28	7,850	9,295
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,830
	Spring Independent School District GO	5.000%	8/15/29	4,315	5,127
	Spring Independent School District GO	5.000%	8/15/32	6,165	7,288
	Spring Independent School District GO	5.000%	8/15/33	8,565	10,442
	Spring Independent School District GO	5.000%	8/15/34	8,995	10,945
	Spring Independent School District GO	5.000%	8/15/35	6,000	7,287
	Spring Independent School District GO	5.000%	8/15/36	6,915	8,382
	Spring Independent School District GO	5.000%	8/15/37	5,000	6,049
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	739
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,781
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,224
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,735
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,148
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,507
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	1,006
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	1,037
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	639
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	4,247
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,914
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	5,052
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	7,560
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,660
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	1,042
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/31	21,880	24,109
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,873
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,264
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,351

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,398
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,413
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,943
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,194
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,248
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	952
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	3,260
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,340
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	5/3/21	10,300	10,300
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	5/5/21	36,095	36,095
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	5,270	5,270
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	4,325	4,325
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	2,320	2,736
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,859
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	6,329
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/30	2,735	3,392
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	7,570	8,591
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	11,489
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	11,640
	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,684
	Texas GO	5.000%	8/1/21	365	369
	Texas GO	5.000%	8/1/21	1,995	2,019
	Texas GO	5.000%	10/1/21	3,550	3,621
	Texas GO	5.000%	4/1/22	10,290	10,750
	Texas GO	5.000%	4/1/22	14,010	14,636
	Texas GO	5.000%	8/1/22	885	939
	Texas GO	5.000%	8/1/22	1,000	1,061
	Texas GO	5.000%	10/1/22	19,055	20,371
	Texas GO	5.000%	10/1/22	7,000	7,484
	Texas GO	5.000%	10/1/23	13,260	14,805
	Texas GO	5.000%	4/1/24	6,230	7,094
	Texas GO	5.000%	10/1/24	2,020	2,302
	Texas GO	5.000%	10/1/24	20,700	24,020
	Texas GO	5.000%	10/1/24	4,000	4,642
	Texas GO	5.000%	4/1/25	3,855	4,548
	Texas GO	5.000%	4/1/25	10,050	11,448
	Texas GO	5.000%	10/1/25	33,710	39,191
	Texas GO	5.000%	10/1/25	5,435	6,522
	Texas GO	5.000%	10/1/25	16,250	19,499
	Texas GO	5.000%	4/1/26	13,560	15,437
	Texas GO	5.000%	10/1/26	8,000	9,277
	Texas GO	5.000%	10/1/27	5,320	6,163
	Texas GO	5.000%	10/1/27	2,000	2,397
	Texas GO	4.000%	10/1/30	3,500	3,917
	Texas GO	5.000%	10/1/30	17,430	21,887
	Texas GO	5.000%	4/1/32	15,000	18,112
	Texas GO	5.000%	10/1/32	12,225	15,283
	Texas GO	5.000%	4/1/33	5,000	6,032
	Texas GO	4.000%	10/1/33	3,500	4,078
	Texas GO	5.000%	10/1/33	7,560	9,425
	Texas GO	5.000%	4/1/34	4,010	4,829
	Texas GO	5.000%	10/1/34	11,795	14,674
	Texas GO	5.000%	4/1/36	13,000	15,607
	Texas GO	5.000%	4/1/36	19,300	23,170
	Texas GO	5.000%	10/1/36	55,945	66,215
	Texas GO	5.000%	4/1/37	8,000	9,587
	Texas GO	5.000%	4/1/38	4,300	5,148
	Texas GO	5.000%	4/1/39	10,450	12,495
	Texas GO VRDO	0.060%	5/5/21	21,690	21,690
	Texas GO VRDO	0.060%	5/5/21	17,500	17,500
	Texas GO VRDO	0.060%	5/5/21	53,720	53,720
	Texas GO VRDO	0.060%	5/5/21	166,775	166,775
[2]	Texas GO VRDO	0.060%	5/5/21	17,810	17,810
	Texas GO VRDO	0.070%	5/5/21	87,110	87,110
	Texas GO VRDO	0.080%	5/5/21	13,755	13,755
	Texas GO VRDO	0.080%	5/5/21	38,380	38,380
	Texas GO VRDO	0.080%	5/5/21	47,945	47,945

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas GO VRDO	0.090%	5/5/21	7,380	7,380
Texas GO VRDO	0.090%	5/5/21	28,000	28,000
Texas GO, Prere.	4.000%	4/1/24	5,000	5,548
Texas GO, Prere.	5.000%	4/1/24	32,025	36,460
Texas GO, Prere.	5.000%	4/1/24	10,015	11,402
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,187
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,793
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	7,369
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	6,414
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	11,033
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	9,580	12,491
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,010	7,958
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	9,060	12,169
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/21	10,820	11,148
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,413
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,855
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	23,550	27,665
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	450	452
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	600	602
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	450	452
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	550	552
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/31	550	552
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/32	475	477
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/33	500	502
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/34	1,000	1,003
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/35	700	702
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/36	785	788
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/37	590	592
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	6,009
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	1,000	1,281
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	13,121
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	5,250	6,250
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,643
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	5,058
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	7,707
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	10,818
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	14,150
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	17,660
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	11,231
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	9,175	10,776
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	8,208
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	6,370	7,450
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	9,790
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	8,247
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	2,125	2,473
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	8,419
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,981
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	220
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	8,650	10,034
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	6,750	7,803
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,875	4,474
Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,918
Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,855
Texas State University System College & University Revenue	4.000%	3/15/34	3,510	4,166
Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,896
Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,369
Texas State University System College & University Revenue	5.000%	3/15/35	1,710	2,084
Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,823
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	834
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,324
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	13,650	14,261
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	6,134
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	6,268
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	35,325	41,030
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	36,395	43,778
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,467
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,683
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	12,175	12,366
Texas Water Development Board Water Revenue	5.000%	10/15/21	3,340	3,413

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,270
	Texas Water Development Board Water Revenue	5.000%	8/1/24	3,435	3,964
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,773
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,799
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	7,368
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	6,522
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	3,214
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	3,263
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	15,979
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,767
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	12,415
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	9,833
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	5,192
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	8,579
	Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,495
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	7,128
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	9,708
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	8,407
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	6,147
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	10,908
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	4,283
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,867
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	7,005
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	22,382
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	7,182
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	7,150
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	42,886
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	10,485
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	10,461
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,529
	Texas Water Development Board Water Revenue	3.000%	10/15/37	10,000	11,338
	Texas Water Development Board Water Revenue	3.000%	10/15/38	7,500	8,464
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	6,385
	Texas Water Development Board Water Revenue	3.000%	10/15/40	1,795	2,012
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	6,255
[2,5]	Texas Water Development Board Water Revenue TOB VRDO	0.090%	5/6/21	3,100	3,100
	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,426
	Tomball Independent School District GO	5.000%	2/15/24	10,000	11,333
	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,155
	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,252
	Travis County TX GO	5.000%	3/1/23	4,200	4,574
	Travis County TX GO	5.000%	3/1/27	2,510	3,053
	Travis County TX GO	5.000%	3/1/28	6,180	7,496
	Travis County TX GO	5.000%	3/1/31	5,100	6,563
	Travis County TX GO	5.000%	3/1/33	15,910	20,335
	Travis County TX GO	5.000%	3/1/37	8,930	11,408
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	8,568
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/30	2,845	3,837
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	5,140
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	4,424
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,638
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,936
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,985
	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,188
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	3,001
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,836
	University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,446
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	10,321
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,384
	University of Houston College & University Revenue	3.000%	2/15/32	12,375	13,902
	University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,388
	University of Houston College & University Revenue	4.000%	2/15/32	11,375	12,882
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	11,515
	University of Houston College & University Revenue	4.000%	2/15/33	10,000	11,300
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,953
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	12,148
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	16,983
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	17,764
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,558

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,227
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,786
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,377
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	3,094
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	2,033
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,485
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	2,230
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,596
	University of Texas Permanent University Fund	0.120%	6/11/21	24,000	24,000
	University of Texas System College & University Revenue	5.000%	8/15/22	2,915	3,098
	University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,063
	University of Texas System College & University Revenue	5.000%	8/15/22	1,550	1,647
	University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,345
	University of Texas System College & University Revenue	5.000%	8/15/23	9,030	10,020
	University of Texas System College & University Revenue	5.000%	8/15/24	2,320	2,676
	University of Texas System College & University Revenue	5.000%	8/15/24	8,235	9,499
	University of Texas System College & University Revenue	5.000%	8/15/24	3,450	3,980
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,491
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,523
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	12,171
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,767
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	8,011
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	7,568
	University of Texas System College & University Revenue	5.000%	8/15/27	10,045	12,719
	University of Texas System College & University Revenue	5.000%	8/15/27	2,300	2,912
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	3,180
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	13,651
[2]	University of Texas System College & University Revenue VRDO	0.050%	5/6/21	6,570	6,570
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	10,450
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,441
	Victoria Independent School District GO	5.000%	2/15/24	1,000	1,131
	Waco TX GO	5.000%	2/1/27	2,610	3,246
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,386
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	3,024
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,452
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,698
	Wichita Falls Independent School District GO	5.000%	2/1/24	1,670	1,885
	Williamson County TX GO	5.000%	2/15/23	6,000	6,226
	Wylie Independent School District GO	5.000%	8/15/32	2,515	3,278
	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,851
	Wylie Independent School District GO	5.000%	8/15/34	1,700	2,202
	Ysleta Independent School District GO	5.000%	8/15/34	1,750	2,126
	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,525
	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,847
					7,466,526
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	8,670
	Alpine UT School District GO	5.000%	3/15/30	3,450	4,370
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,274
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,817
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	3,017
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,713
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,528
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,933
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	3,056
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,460	2,883
	Central Utah Water Conservancy District Water Revenue, Prere	5.000%	10/1/22	4,640	4,959
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,176
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,168
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,574
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,163
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,671
	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,113
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	2,210
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	2,101
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,577
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,949
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,353
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,318

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,214
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,315
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,512
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,400
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,444
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,478
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,347
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,457
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	2,124
Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,581
University of Utah College & University Revenue	5.000%	8/1/27	850	1,075
University of Utah College & University Revenue	5.000%	8/1/28	565	732
University of Utah College & University Revenue	5.000%	8/1/28	750	971
University of Utah College & University Revenue	5.000%	8/1/29	555	734
University of Utah College & University Revenue	5.000%	8/1/29	625	826
University of Utah College & University Revenue	5.000%	8/1/30	540	726
University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,892
University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,332
University of Utah College & University Revenue	5.000%	8/1/34	1,500	1,992
University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,338
University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,861
University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,218
University of Utah College & University Revenue	5.000%	8/1/38	3,110	4,082
University of Utah College & University Revenue	4.000%	8/1/39	1,100	1,333
University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,446
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,323
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,536
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	843
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,506
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,752
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,580
Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	1,165
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	5/3/21	6,600	6,600
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	5/5/21	18,590	18,590
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,338
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,734
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,460
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,105	1,424
Utah GO	5.000%	7/1/22	5,100	5,390
Utah GO	5.000%	7/1/23	14,500	16,025
Utah GO	5.000%	7/1/24	5,095	5,865
Utah GO	5.000%	7/1/24	9,000	10,360
Utah GO	5.000%	7/1/25	5,000	5,966
Utah GO	5.000%	7/1/27	2,750	3,479
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	416
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	579
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	597
Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	405
Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,551
Utah State University College & University Revenue	3.000%	12/1/33	1,965	2,152
Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,212
Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,264
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	1,885	2,148
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,938
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,664
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,355
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,536
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,828
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,243
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,653
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,677
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	7,948
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	5,372
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	12,290
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	12,504
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	8,453
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/35	5,215	6,501
				285,245

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,947
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	4,578
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	2,408
	Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,406
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,336
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,454
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,579
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,718
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,983
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	3,126
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	9,388
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/25	3,235	3,908
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,876
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,507
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,848
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,869
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,819
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,894
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,226
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,354
					60,224
Virgin Islands (0.0%)
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	3,136
Virginia (2.1%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	24,570	24,570
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	800
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	929
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	918
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	980
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,563
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,582
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,287
	Arlington County VA GO	5.000%	8/15/25	2,445	2,930
	Arlington County VA GO	4.000%	6/15/32	8,590	10,510
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,687
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,525
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	10,954
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/22	8,045	8,600
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,028
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,303
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/6/21	7,000	7,000
	Fairfax County VA GO	5.000%	10/1/21	1,075	1,097
	Fairfax County VA GO	5.000%	10/1/21	4,315	4,401
	Fairfax County VA GO	5.000%	10/1/23	10,000	11,176
	Fairfax County VA GO	4.000%	10/1/25	4,000	4,603
	Fairfax County VA GO	5.000%	10/1/25	4,000	4,649
	Fairfax County VA GO	5.000%	10/1/25	5,000	5,968
	Fairfax County VA GO	5.000%	10/1/26	4,285	4,977
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,758
	Fairfax County VA GO	4.000%	10/1/30	11,420	13,441
	Fairfax County VA GO	5.000%	10/1/30	6,000	7,692
	Fairfax County VA GO	4.000%	10/1/31	11,420	13,448
	Fairfax County VA GO	5.000%	10/1/31	8,075	10,315
	Fairfax County VA GO	4.000%	10/1/32	10,000	11,764
	Fairfax County VA GO	5.000%	10/1/33	9,630	12,557
	Fairfax County VA GO	5.000%	10/1/38	5,730	7,496
	Fairfax County Water Authority Water Revenue, Prere.	5.000%	4/1/22	2,500	2,611
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/30	1,275	1,549
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/31	2,390	2,887
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/32	2,510	3,013
	Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/33	2,635	3,146

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,736
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	8,985
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	46,500	49,103
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	294
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,869
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,615
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	555
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/28	3,205	3,920
	Loudoun County VA GO	5.000%	12/1/25	10,100	12,201
	Loudoun County VA GO	3.000%	12/1/32	7,535	8,448
	Loudoun County VA GO	3.000%	12/1/33	7,535	8,421
	Loudoun County VA GO	3.000%	12/1/34	3,770	4,203
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	2,003
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	2,126
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,412
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	3,118
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,773
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	918
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,543
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,347
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,715
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,931
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	2,014
	Newport News VA GO	5.000%	8/1/29	2,970	3,732
	Newport News VA GO	4.000%	2/1/30	1,000	1,226
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,725	6,071
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	5/5/21	11,005	11,005
	Norfolk VA GO	5.000%	8/1/30	2,360	3,034
	Norfolk VA GO	5.000%	8/1/31	3,815	4,882
	Norfolk VA GO	5.000%	8/1/32	3,700	4,720
	Norfolk VA GO	5.000%	8/1/36	5,475	6,897
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	3,183
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,485	6,349
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	5,105
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	6,187
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,315
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,315
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,473
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,473
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,315
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,473
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,473
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	5,453
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	7,442
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	5,199
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	8,650
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	9,048
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,764
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,229
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	10,827
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,709
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,500
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,464
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,582
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,705
[5]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	776
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,907
	Richmond VA GO, Prere.	5.000%	3/1/23	7,685	8,368
	Richmond VA GO, Prere.	5.000%	3/1/23	9,120	9,931
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	4,927
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,820
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,500	2,519
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,209
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,476
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,550
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	844
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,820
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,851
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	5/6/21	16,955	16,955

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salem VA GO	5.000%	5/1/28	2,450	3,147
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,384
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/35	2,185	2,487
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,177
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	2,061
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,812
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,862
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,179
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,942
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,938
Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,357
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	890
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,155
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,324
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,384
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	828
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,508
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,715
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,911
Virginia Beach VA GO	5.000%	7/15/26	5,025	6,187
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/39	3,745	4,215
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	4,312
Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/25	2,750	3,301
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	1,045	1,083
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	2,926
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	23,096
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	36,428
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	6,052
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,684
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	4,920
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	20,519
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	23,086
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	20,911
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	23,958
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,782
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	10,843
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	7,892
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	9,614
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/24	20,605	23,285
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	25,078
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	18,856
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	28,134
Virginia College Building Authority College & University Revenue	5.000%	9/1/22	3,630	3,865
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	7,341
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	5,195
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	3,291
Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	7,647
Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	14,370	15,270
Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/26	105	129
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	10,020	11,003
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	5,180
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,015	3,692
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,590
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,802
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,681
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	7,803
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	12,000
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	12,437
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,727
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	12,896
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	13,680
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	10,349
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	11,626
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	9,504
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/23	3,520	3,865
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/24	6,845	7,828
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,972
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,110
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	9,191

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	13,765	13,786
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	30,140	30,185
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	21,000	22,057
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	12,560	13,192
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	10,000	10,504
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/21	2,000	2,036
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	11,244
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,425
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	10,388
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,448
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/22	2,000	2,085
[14]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	18,166
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	18,340
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	12,565
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	16,444
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,040	12,762
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,075	15,285
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	2,976
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,376
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,240
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,920
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,370
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,133
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,610
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,284
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	2,164
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,418
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	2,048
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,389
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,703
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	9,165	9,274
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	8,055	8,151
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	9,800
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	4,356
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,998
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	4,000	4,968
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	25,000	30,952
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	7,965
	Virginia Public School Authority Ad Valorem Property Tax Revenue	5.000%	3/1/22	3,780	3,932
	Virginia Public School Authority Appropriations Revenue	5.000%	4/15/24	10,000	11,405
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	26,755
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	12,240	13,569
	Virginia Public School Authority Lease Revenue	5.000%	8/1/24	6,400	7,381
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,669
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,670
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,894
	Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	6,241
	Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	12,856
	Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	10,474
	Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	6,933
	Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,574
	Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	6,084
	Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	6,911
	Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	6,253
	Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	6,208
	Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	4,213
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	9,089
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	8,415
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	6,005	6,705
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	11,149
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,993
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/37	2,000	2,271
	Virginia Resources Authority Lease Revenue	5.000%	11/1/25	4,710	5,679
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	230	247
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	140	150
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,245	7,773
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	4,255	4,565
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	5,871
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	7,025

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,839
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	27,019
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,495
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,508
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,908
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,488
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,500
					1,763,332
Washington (2.5%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,493
	Bellevue WA GO	5.000%	12/1/37	6,265	6,572
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	491
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	884
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/28	1,325	1,710
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	750	987
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	1,006
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	821
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	882
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	811
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	842
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	941
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	971
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	1,068
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	762
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	826
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	857
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	920
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,321
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,632
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,504
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,597
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	3,165
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,981
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,364
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	3,157
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,868
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,814
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	10,041
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	5,172
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	3,235
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,615
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,840	4,240
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,828
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	10,000	10,076
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,250	10,553
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	11,556
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,719
	Energy Northwest Nuclear Revenue	4.000%	7/1/23	5,725	6,198
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	2,115
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	6,345
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	47,216
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,832
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,190
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	10,611
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	7,550
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	32,310
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	54,734
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	2,445	2,908
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	21,746
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	8,999
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,180	3,783
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	26,140
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	21,698
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	13,010	14,874
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	7,584
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,221
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,153
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,380
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,809

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,865
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	14,007
King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,639
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	13,972
King County School District No. 403 Renton GO	4.000%	12/1/34	1,485	1,814
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,268
King County School District No. 405 Bellevue GO	5.000%	12/1/23	4,200	4,715
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	16,505	16,566
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	17,335	17,399
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	18,200	18,267
King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	12,701
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,538
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,774
King County School District No. 414 Lake Washington GO	5.000%	12/1/21	14,785	15,202
King County WA GO, Prere.	5.000%	7/1/22	4,140	4,374
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,770
King County WA Sewer Revenue	4.000%	7/1/32	5,460	6,233
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,906
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,237
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,433
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,204
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,817
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	4,037
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	4,065
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,280
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,301
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	6,990
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	13,155
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,108
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,713
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,610
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	3,058
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/22	2,000	2,005
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	12/1/22	5,525	5,537
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	2,075
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,742
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,550
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,209
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,145
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	9,158
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	2,037
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	7,923
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,317
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,721
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/30	6,000	6,012
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,466
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,882
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,138
Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	15,237
Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	2,023
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,534
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	4,239
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,910
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	4,195
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,400
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	4,135
Snohomish County WA GO	4.000%	12/1/26	3,515	3,771
Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	3,142
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,602
Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,699
University of Washington College & University Revenue	5.000%	12/1/28	955	1,178
University of Washington College & University Revenue, Prere.	5.000%	7/1/22	6,935	7,327
University of Washington College & University Revenue, Prere.	5.000%	7/1/22	11,490	12,140
University of Washington College & University Revenue, Prere.	5.000%	7/1/22	7,500	7,924
University of Washington College & University Revenue, Prere.	5.000%	7/1/22	10,495	11,089
University of Washington College & University Revenue, Prere.	5.000%	7/1/22	5,000	5,283
Washington COP	5.000%	7/1/36	5,135	6,281
Washington COP	5.000%	7/1/37	5,385	6,572
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,631

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,769
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,490
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,678
	Washington GO	5.000%	8/1/21	5,600	5,667
	Washington GO	5.000%	7/1/22	10,015	10,584
	Washington GO	5.000%	7/1/22	20,110	21,253
	Washington GO	5.000%	7/1/22	23,575	24,915
	Washington GO	5.000%	8/1/22	5,470	5,803
	Washington GO	5.000%	7/1/23	10,025	10,592
	Washington GO	5.000%	8/1/23	5,435	5,764
	Washington GO	5.000%	7/1/24	5,135	5,423
	Washington GO	5.000%	7/1/24	3,025	3,478
	Washington GO	5.000%	8/1/24	2,375	2,631
	Washington GO	5.000%	7/1/25	50,585	58,106
	Washington GO	5.000%	8/1/25	10,000	11,942
	Washington GO	5.000%	6/1/26	3,070	3,764
	Washington GO	5.000%	8/1/26	6,175	6,542
	Washington GO	5.000%	8/1/26	12,370	15,243
	Washington GO	4.000%	7/1/27	27,500	28,637
	Washington GO	5.000%	7/1/27	8,655	10,099
	Washington GO	5.000%	7/1/27	14,900	17,357
	Washington GO	5.000%	7/1/27	5,010	5,836
	Washington GO	5.000%	8/1/27	7,495	8,906
	Washington GO	5.000%	8/1/27	14,675	18,574
	Washington GO	5.000%	6/1/28	3,400	4,393
	Washington GO	4.000%	7/1/28	10,000	10,413
	Washington GO	4.000%	7/1/28	26,080	27,156
	Washington GO	5.000%	7/1/28	19,745	22,993
	Washington GO	5.000%	8/1/28	7,050	8,377
	Washington GO	5.000%	8/1/28	20,210	24,014
	Washington GO	5.000%	6/1/29	10,545	10,583
	Washington GO	5.000%	6/1/29	3,215	4,233
	Washington GO	4.000%	7/1/29	9,000	9,655
	Washington GO	5.000%	2/1/30	8,545	9,624
	Washington GO	5.000%	2/1/30	13,740	16,040
	Washington GO	5.000%	6/1/30	2,800	3,760
	Washington GO	5.000%	7/1/30	8,015	9,327
	Washington GO	5.000%	7/1/30	6,975	8,349
	Washington GO	5.000%	8/1/30	11,495	14,385
	Washington GO	5.000%	6/1/31	5,250	5,269
	Washington GO	5.000%	6/1/31	2,400	3,216
	Washington GO	4.000%	7/1/31	23,685	26,218
	Washington GO	5.000%	7/1/31	4,100	4,766
	Washington GO	5.000%	7/1/31	12,950	15,055
	Washington GO	5.000%	8/1/31	13,860	15,873
	Washington GO	5.000%	8/1/31	13,085	16,317
	Washington GO	5.000%	8/1/31	32,640	40,703
	Washington GO	5.000%	6/1/32	5,500	5,520
	Washington GO	5.000%	6/1/32	3,070	4,089
	Washington GO	5.000%	8/1/32	29,775	32,824
	Washington GO	5.000%	8/1/32	26,855	33,454
	Washington GO	5.000%	8/1/33	6,800	7,491
	Washington GO	5.000%	8/1/33	5,020	6,102
	Washington GO	5.000%	6/1/34	4,000	5,294
	Washington GO	5.000%	8/1/34	11,640	12,812
	Washington GO	5.000%	8/1/34	5,015	6,093
	Washington GO	5.000%	6/1/35	2,500	3,299
	Washington GO	5.000%	6/1/35	9,325	12,594
	Washington GO	5.000%	8/1/35	2,530	3,072
	Washington GO	5.000%	6/1/36	5,800	7,631
	Washington GO	5.000%	6/1/36	2,895	3,897
[6]	Washington GO	4.000%	7/1/36	9,085	11,290
	Washington GO	5.000%	8/1/36	10,000	12,685
	Washington GO	5.000%	6/1/37	4,500	5,906
	Washington GO	5.000%	6/1/37	5,000	6,706
	Washington GO	5.000%	6/1/37	10,510	14,096
	Washington GO	5.000%	8/1/37	10,005	12,658
	Washington GO	5.000%	8/1/37	15,000	17,038
	Washington GO	5.000%	2/1/38	12,245	14,186

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	2/1/38	13,000	17,237
Washington GO	5.000%	6/1/38	3,000	3,917
Washington GO	5.000%	6/1/38	9,275	12,382
Washington GO	5.000%	8/1/38	18,960	23,935
Washington GO	5.000%	8/1/38	16,840	19,099
Washington GO	5.000%	2/1/39	12,860	14,883
Washington GO	5.000%	6/1/39	3,250	4,233
Washington GO	5.000%	8/1/39	6,110	7,385
Washington GO, Prere.	5.000%	2/1/22	6,170	6,395
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,452
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,316
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	3,100
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,359
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	2,078
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,776
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,954
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	564
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,491
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,533
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	3,204
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,586
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,516
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	748
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,693
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	2,011
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	4,412
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	4,509
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	3,015
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	541
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	5,117
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	4,617
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	3,112
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,310
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	432
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	5,085
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	2,265
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,689
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,597
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	297
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	3,198
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,799
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,802
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	4,022
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	2,216
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	4,000
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	787
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,538
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	654
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	11,702
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	522
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	23,875
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	650
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,633
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	5,523
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	6,609
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	972
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,958
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,992
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,293
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	5,603
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,547
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,287
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/21	2,750	2,793
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,871
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	7,650	8,900
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,000	9,590
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,678
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,948
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,191

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,589
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,782
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,755
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,231
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,701
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,439
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,496
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,219
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,346
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,867
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	5,051
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,952
[2]	Washington Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	5/5/21	33,000	33,000
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/30	665	812
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	32,135	36,607
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	250	304
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/32	250	303
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/33	250	302
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	545	655
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,650	1,957
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/37	945	1,132
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,030	1,231
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,797
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,547
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	1,017
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	870
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,287
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,140	3,203
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,170	3,234
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,070	3,132
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,070	3,132
					2,092,382
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	2,143
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,476
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,406
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,622
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/21	11,210	11,387
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,489
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,921
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	7,940
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,921
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,717
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,742
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,338
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,519
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	7,387
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	6,242
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	8,131
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	8,385
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	9,049
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	9,347
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,946
	West Virginia GO	5.000%	12/1/33	10,035	12,746
	West Virginia GO	5.000%	12/1/35	16,375	20,723
	West Virginia GO	5.000%	6/1/36	14,890	18,819
	West Virginia GO	5.000%	6/1/37	2,935	3,707
	West Virginia GO	5.000%	12/1/37	16,020	20,575

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia GO	5.000%	6/1/38	13,920	17,856
West Virginia GO	5.000%	12/1/38	16,835	21,570
West Virginia GO	5.000%	6/1/39	17,255	22,098
West Virginia GO	5.000%	12/1/39	17,685	22,629
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,086
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,964
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,563
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,941
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,085
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,909
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,085
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	2,069
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	2,114
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,342
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,531
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,939
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,487
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,617
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,507
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,397
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,913
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,780
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,573
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,484
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,950
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,535
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	8,119
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	4,067
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,718
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,500	3,133
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	9,734
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,250	2,800
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	5,022
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,393
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,542
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,267
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,539
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,871
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,160
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,409
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,648
West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,000	3,060
West Virginia University College & University Revenue PUT	5.000%	10/1/29	23,525	30,283
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	3,137
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,912
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	4,197
				440,713
Wisconsin (1.6%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,178
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,304
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,302
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,725
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,724
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,722
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	4,169
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	4,315
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,479
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,219
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,728
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,068
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,408
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,362
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,590
Madison WI GO	3.000%	10/1/21	8,045	8,141
Madison WI GO	4.000%	10/1/26	6,540	7,743
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	6,088
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	13,439
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	17,317
Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,884

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milwaukee WI GO	5.000%	4/1/29	7,000	9,032
	Milwaukee WI GO	5.000%	4/1/29	6,105	7,877
	Milwaukee WI GO	5.000%	4/1/31	3,070	4,034
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,929
	Milwaukee WI GO	3.000%	4/1/33	4,825	5,204
	Milwaukee WI GO	3.000%	4/1/34	4,825	5,191
[6]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,557
[6]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	1,090
[6]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	823
[6]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,384
	Neenah Joint School District GO	3.000%	3/1/30	4,600	5,106
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,643
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,199
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,356
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	4,123
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	350	368
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	307
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,509
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	7,363
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,688
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,535
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	8,087
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	3,098
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,979
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,297
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,771
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	969
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,878
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,859
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	3,126
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	963
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,851
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	928
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	4,381
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	637
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	11,811
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,973
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	762
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,978
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	887
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,701
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	923
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,500	4,508
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,267
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	5,711
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	508
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,383
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	3,375	4,321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	659
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,479
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	7,152
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	764
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,145	1,432
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	9,415
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,349
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	937
	Verona Area School District GO	5.000%	4/1/26	3,485	4,221
	West De Pere School District GO	5.000%	4/1/30	3,820	4,850
	West De Pere School District GO	4.000%	4/1/31	3,245	3,841
	Wisconsin Appropriations Revenue	5.000%	5/1/28	2,500	3,127
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	908
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	337
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	919
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	550	462
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,350	1,090
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	808
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,087

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,500	1,164
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,865
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	1,008
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,435
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,103
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	2,152
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	1,024
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,639
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	1,600	1,013
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,786
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	1,600	970
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,633
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	1,705	990
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	3,043
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	1,650	916
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	3,324
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	1,000	1,106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	6,008
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,537
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	2,000	2,464
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	8,549
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	16,569
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	7,290
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	9,395
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	9,849
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	4,440	5,055
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	10,321
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	3,700	4,206
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	1,500	1,982
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/37	1,350	1,645
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	3,085	3,498
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	2,004
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,283
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	7,576
	Wisconsin GO	5.000%	11/1/23	2,620	2,935
	Wisconsin GO	5.000%	5/1/25	2,150	2,544
	Wisconsin GO	5.000%	5/1/27	4,000	4,627
	Wisconsin GO	5.000%	5/1/28	4,500	5,799
	Wisconsin GO	5.000%	11/1/28	30,170	37,754
	Wisconsin GO	5.000%	5/1/29	16,840	19,830
	Wisconsin GO	5.000%	5/1/29	5,055	5,524
	Wisconsin GO	5.000%	5/1/29	4,000	5,269
	Wisconsin GO	5.000%	11/1/29	3,210	4,002
	Wisconsin GO	5.000%	5/1/30	7,760	9,138
	Wisconsin GO	5.000%	5/1/30	3,000	4,030
	Wisconsin GO	5.000%	5/1/30	1,910	2,508
	Wisconsin GO	5.000%	5/1/31	2,000	2,675
	Wisconsin GO	5.000%	11/1/31	5,150	6,379
	Wisconsin GO	4.000%	5/1/32	12,500	14,696
	Wisconsin GO	5.000%	5/1/32	5,025	5,917
	Wisconsin GO	5.000%	5/1/32	9,870	12,579
	Wisconsin GO	4.000%	5/1/33	11,520	13,507
	Wisconsin GO	5.000%	5/1/33	10,475	12,628
	Wisconsin GO	5.000%	5/1/33	10,340	13,130
	Wisconsin GO	5.000%	5/1/34	5,000	5,888
	Wisconsin GO	5.000%	5/1/34	12,500	15,042
	Wisconsin GO	5.000%	5/1/34	11,020	13,261
	Wisconsin GO	5.000%	5/1/34	11,905	14,660
	Wisconsin GO	5.000%	5/1/34	7,000	8,859
	Wisconsin GO	4.000%	11/1/34	4,000	4,675
	Wisconsin GO	5.000%	5/1/35	13,090	15,397
	Wisconsin GO	5.000%	5/1/35	15,040	18,082
	Wisconsin GO	5.000%	5/1/35	10,600	12,744
	Wisconsin GO	5.000%	5/1/36	24,590	28,924
	Wisconsin GO	5.000%	5/1/36	21,325	25,084
	Wisconsin GO	5.000%	5/1/36	15,830	19,015
	Wisconsin GO	5.000%	5/1/36	11,195	13,447
	Wisconsin GO	5.000%	5/1/36	14,385	17,631
	Wisconsin GO	5.000%	5/1/37	12,500	15,286

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	5/1/38	11,000	13,426
	Wisconsin GO, Prere.	5.000%	5/1/21	10,425	10,425
	Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,468
	Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,160
	Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,798
	Wisconsin GO, Prere.	5.000%	5/1/22	110	115
	Wisconsin GO, Prere.	5.000%	5/1/22	40	42
	Wisconsin GO, Prere.	5.000%	5/1/22	7,405	7,764
	Wisconsin GO, Prere.	5.000%	5/1/22	2,835	2,972
	Wisconsin GO, Prere.	5.000%	5/1/23	9,000	9,871
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	747
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	1,986
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,597
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,352
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,766
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	13,358
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	7,688
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.040%	5/3/21	18,910	18,910
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,209
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	1,051
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,140
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,580
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,809
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,929
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,116
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	880	1,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,993
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,305
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,352
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	770	929
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	187
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,235	1,288
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	1,048
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,716
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	13,689
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	222
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,428
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	13,508
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	258
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,698
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	9,786
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	3,127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	351
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	7,045
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,853
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	382
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,979
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,860
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,775	5,819
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	6,259
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	9,120
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	836
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,835
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,864
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,870	1,947
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	472
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,454
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	57,171
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,722
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	8,304
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,408
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	43,856
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	882
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	4,350
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	6,602
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	17,075	19,252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,959
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,471

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	5,345
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	3,025
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,842
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	8/1/38	4,780	4,948
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	6,035
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	11,033
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	34,255	34,380
[2,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	5/6/21	10,890	10,890
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,318
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	3,021
[2]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/5/21	15,800	15,800
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	5/6/21	6,100	6,100
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,386
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,892
					1,373,161
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	304
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	306
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	365
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	333
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	302
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	301
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	240
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	167
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	191
	Lincoln County WY Resource Recovery Revenue VRDO	0.040%	5/3/21	15,370	15,370
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	24,801
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,159
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,273
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,292
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,372
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,304
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,801
					50,881
Total Tax-Exempt Municipal Bonds (Cost $79,438,525)					84,246,320

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[18]	Vanguard Municipal Cash Management Fund (Cost $1,232,629)	0.054%	12,324,624	1,232,709
Total Investments (101.0%) (Cost $80,671,154)				85,479,029
Other Assets and Liabilities—Net (-1.0%)				(833,687)
Net Assets (100%)				84,645,342
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $1,264,504,000, representing 1.5% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	Securities with a value of $7,337,000 have been segregated as initial margin for open futures contracts.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	10,157	1,258,833	(10,099)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(1,519)	(282,391)	6,440
				(3,659)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $79,438,525)	84,246,320
Affiliated Issuers (Cost $1,232,629)	1,232,709
Total Investments in Securities	85,479,029
Investment in Vanguard	3,055
Receivables for Investment Securities Sold	25,801
Receivables for Accrued Income	907,976
Receivables for Capital Shares Issued	83,381
Other Assets	586
Total Assets	86,499,828
Liabilities
Due to Custodian	763
Payables for Investment Securities Purchased	1,538,818
Payables for Capital Shares Redeemed	269,543
Payables for Distributions	42,029
Payables to Vanguard	3,248
Variation Margin Payable—Futures Contracts	85
Total Liabilities	1,854,486
Net Assets	84,645,342
At April 30, 2021, net assets consisted of:

Paid-in Capital	79,765,784
Total Distributable Earnings (Loss)	4,879,558
Net Assets	84,645,342

Investor Shares—Net Assets
Applicable to 238,687,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,534,229
Net Asset Value Per Share—Investor Shares	$14.81

Admiral Shares—Net Assets
Applicable to 5,477,908,518 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,111,113
Net Asset Value Per Share—Admiral Shares	$14.81

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	961,141
Total Income	961,141
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,677
Management and Administrative— Investor Shares	2,648
Management and Administrative— Admiral Shares	29,541
Marketing and Distribution— Investor Shares	163
Marketing and Distribution— Admiral Shares	1,813
Custodian Fees	151
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	58
Trustees’ Fees and Expenses	7
Total Expenses	38,058
Net Investment Income	923,083
Realized Net Gain (Loss)
Investment Securities Sold[1]	108,338
Futures Contracts	37,305
Realized Net Gain (Loss)	145,643
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	741,043
Futures Contracts	(14,147)
Change in Unrealized Appreciation (Depreciation)	726,896
Net Increase (Decrease) in Net Assets Resulting from Operations	1,795,622
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $294,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	923,083	1,846,164
Realized Net Gain (Loss)	145,643	45,742
Change in Unrealized Appreciation (Depreciation)	726,896	689,755
Net Increase (Decrease) in Net Assets Resulting from Operations	1,795,622	2,581,661
Distributions
Investor Shares	(38,313)	(85,197)
Admiral Shares	(884,414)	(1,755,038)
Total Distributions	(922,727)	(1,840,235)
Capital Share Transactions
Investor Shares	39,277	(200,627)
Admiral Shares	5,173,749	6,743,894
Net Increase (Decrease) from Capital Share Transactions	5,213,026	6,543,267
Total Increase (Decrease)	6,085,921	7,284,693
Net Assets
Beginning of Period	78,559,421	71,274,728
End of Period	84,645,342	78,559,421

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.64	$14.46	$13.67	$14.17	$14.31	$14.19
Investment Operations
Net Investment Income	.161[1]	.348[1]	.380[1]	.390[1]	.385[1]	.393
Net Realized and Unrealized Gain (Loss) on Investments	.170	.180	.791	(.502)	(.140)	.120
Total from Investment Operations	.331	.528	1.171	(.112)	.245	.513
Distributions
Dividends from Net Investment Income	(.161)	(.348)	(.381)	(.388)	(.385)	(.393)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.161)	(.348)	(.381)	(.388)	(.385)	(.393)
Net Asset Value, End of Period	$14.81	$14.64	$14.46	$13.67	$14.17	$14.31
Total Return[2]	2.26%	3.69%	8.65%	-0.80%	1.76%	3.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,534	$3,457	$3,620	$3,427	$4,040	$4,513
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.39%	2.67%	2.81%	2.73%	2.72%
Portfolio Turnover Rate	10%	16%	8%	15%	15%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.64	$14.46	$13.67	$14.17	$14.31	$14.19
Investment Operations
Net Investment Income	.167[1]	.360[1]	.391[1]	.401[1]	.399[1]	.407
Net Realized and Unrealized Gain (Loss) on Investments	.170	.179	.791	(.502)	(.140)	.120
Total from Investment Operations	.337	.539	1.182	(.101)	.259	.527
Distributions
Dividends from Net Investment Income	(.167)	(.359)	(.392)	(.399)	(.399)	(.407)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.167)	(.359)	(.392)	(.399)	(.399)	(.407)
Net Asset Value, End of Period	$14.81	$14.64	$14.46	$13.67	$14.17	$14.31
Total Return[2]	2.31%	3.77%	8.73%	-0.72%	1.86%	3.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,111	$75,103	$67,655	$54,714	$52,001	$48,473
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.48%	2.75%	2.89%	2.83%	2.82%
Portfolio Turnover Rate	10%	16%	8%	15%	15%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated

Intermediate-Term Tax-Exempt Fund
to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $3,055,000, representing less than 0.01% of the fund’s net assets and 1.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	84,246,320	—	84,246,320
Temporary Cash Investments	1,232,709	—	—	1,232,709
Total	1,232,709	84,246,320	—	85,479,029
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,440	—	—	6,440
Liabilities
Futures Contracts[1]	10,099	—	—	10,099
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	80,717,747
Gross Unrealized Appreciation	4,804,586
Gross Unrealized Depreciation	(46,963)
Net Unrealized Appreciation (Depreciation)	4,757,623
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $19,001,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2021, the fund purchased $14,012,759,000 of investment securities and sold $8,115,361,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2021, such purchases and sales were $1,007,140,000 and $878,345,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	449,629	30,338	861,591	59,236
Issued in Lieu of Cash Distributions	32,441	2,192	71,634	4,920
Redeemed	(442,793)	(29,925)	(1,133,852)	(78,357)
Net Increase (Decrease)—Investor Shares	39,277	2,605	(200,627)	(14,201)
Admiral Shares
Issued	11,066,260	746,782	19,621,151	1,349,803
Issued in Lieu of Cash Distributions	630,553	42,614	1,246,680	85,610
Redeemed	(6,523,064)	(440,529)	(14,123,937)	(984,607)
Net Increase (Decrease)—Admiral Shares	5,173,749	348,867	6,743,894	450,806

Intermediate-Term Tax-Exempt Fund
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2021
New York	14.7%
California	11.9
Texas	6.8
Illinois	6.1
Pennsylvania	5.7
Florida	4.6
Ohio	4.2
New Jersey	4.1
Massachusetts	3.5
Michigan	3.0
Maryland	2.6
Georgia	2.5
Colorado	2.2
District of Columbia	1.8
Tennessee	1.7
Alabama	1.6
South Carolina	1.6
Arizona	1.6
North Carolina	1.5
Missouri	1.5
Wisconsin	1.3
Virginia	1.3
Minnesota	1.2
Indiana	1.2
Oregon	1.1
Hawaii	1.0
Connecticut	1.0
Other	8.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.0%)
Alabama (1.6%)
	Alabama GO	4.000%	11/1/30	6,195	7,062
	Alabama GO	4.000%	11/1/31	6,445	7,328
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,476
	Auburn University College & University Revenue	5.000%	6/1/48	10,000	12,251
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	392
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	423
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	603
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,722
	Birmingham Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,723
	Birmingham Water Works Board Water Revenue	5.000%	1/1/43	5,010	6,077
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,380
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,821
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,341
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	28,915	35,838
	Huntsville AL GO	5.000%	5/1/32	3,190	3,996
	Huntsville AL GO, Prere.	5.000%	5/3/21	325	325
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,817
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,692
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,248
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,911
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,331
[2,3]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,786
[3]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,127
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,806
	Montgomery AL GO	5.000%	12/1/33	475	633
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	2,000	2,051
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,598
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,975
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	25,300	30,039
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	8,685
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,352
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,239
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,261
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,232
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	921
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,758
					259,220
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	6,620	7,735
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,237
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	3,995	4,647
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/41	6,000	6,109
					19,728
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,510
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,704
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,277
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,528
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,666
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,359
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,412
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,667
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,415
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,809
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	2,500	2,767
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,133
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,236

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	13,523
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,716
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	648
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,371
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	548
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	674
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,558
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,795
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,987
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,059
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,937
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	6,059
	Maricopa County Industrial Development Authority Charter School Aid Revenue	4.000%	7/1/55	11,535	12,388
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	661
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	423
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	603
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	722
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	900
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	718
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	246
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	244
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	305
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	303
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	601
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,324
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,639
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,452
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	8,744
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,906
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,793
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,691
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,552
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,635
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,786
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,182
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,285
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,337
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,427
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,150
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,477
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,724
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	17,144
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,812
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	5,925	6,897
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	12,528
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	12,473
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,560
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	1,023
[5]	University of Arizona College & University Revenue	5.000%	6/1/33	1,880	2,536
[5]	University of Arizona College & University Revenue	5.000%	6/1/34	1,500	2,016
[5]	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	2,219
[5]	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	2,005
[5]	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,976
[5]	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	4,242
[5]	University of Arizona College & University Revenue	5.000%	6/1/39	4,000	5,287
[5]	University of Arizona College & University Revenue	5.000%	6/1/40	2,000	2,634
[5]	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,626
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,991
					251,545
Arkansas (0.1%)
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,937
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,135
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,658
	University of Arkansas College & University Revenue	5.000%	11/1/31	2,170	2,452
	University of Arkansas College & University Revenue	5.000%	11/1/32	2,855	3,222
					15,404

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California (11.6%)
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	4,281
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	7,058
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	9,601
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,437
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/29	8,300	9,330
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,715	7,753
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,570
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,863
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	7,000	8,006
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,000	16,621
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	4,417
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,159
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	35
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,486
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,197
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	16,246
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	3,050	4,613
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	4,578
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	16,550	25,802
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/49	5,000	5,920
	California GO	5.000%	10/1/29	5,000	5,776
	California GO	5.000%	10/1/30	12,600	14,551
	California GO	5.000%	9/1/31	15,050	18,458
[2]	California GO	5.250%	8/1/32	7,510	10,547
	California GO	5.000%	3/1/33	3,000	3,947
	California GO	5.000%	4/1/33	5,545	6,271
	California GO	4.000%	8/1/33	5,000	5,804
	California GO	5.000%	8/1/33	16,100	19,616
	California GO	5.000%	3/1/34	10,000	13,112
	California GO	5.000%	3/1/34	2,500	3,278
	California GO	5.000%	8/1/34	5,025	5,952
	California GO	5.000%	8/1/35	1,170	1,421
	California GO	5.000%	9/1/35	13,255	16,133
	California GO	5.000%	10/1/35	2,190	2,629
	California GO	4.000%	3/1/36	2,000	2,426
	California GO	5.000%	9/1/36	3,250	3,455
	California GO	3.000%	10/1/36	5,400	5,985
	California GO	3.000%	10/1/37	4,750	5,230
	California GO	3.000%	11/1/40	4,500	4,918
[5]	California GO	5.000%	9/1/41	5,000	6,487
	California GO	3.000%	11/1/41	5,500	5,993
	California GO	4.000%	11/1/41	6,750	7,653
	California GO	5.000%	9/1/42	11,360	12,065
	California GO	5.000%	2/1/43	5,500	5,942
	California GO	5.000%	4/1/43	1,000	1,088
	California GO	5.000%	11/1/43	5,075	5,654
	California GO	5.000%	12/1/43	8,250	9,223
	California GO	5.000%	8/1/45	7,280	8,533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,204
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	4,460
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,704
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,322
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,978
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	4,050	4,684
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	3,395
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,845
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	10,832
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,824
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,686
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	6,089
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	7,800	9,499
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,518
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,000	5,916
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	17,350	19,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	10,000	10,622
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	23,873
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	35,089

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,996	4,645
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	14,969
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	1,000	1,008
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,469
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,583
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	8,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,306
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,818
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	6,089
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,325
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,002
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,923
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,917
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,275
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,542
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/38	1,250	1,530
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	1,500	1,817
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,490
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,324
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	5,035	6,627
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	1,000	1,317
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,165
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,830
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,961
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	15,327
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,346
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,492
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,397
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,328
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,481
	California State University College & University Revenue	5.000%	11/1/42	5,000	6,163
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,767
	California State University College & University Revenue	5.000%	11/1/45	1,020	1,210
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	25,231
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,910	2,005
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,962
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,446
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	11,017
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	7,244
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	5,996
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	4,940	5,646
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	4,097
[2]	Charter Oak Unified School District GO	5.000%	8/1/40	5,270	6,177
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,241
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,694
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,296
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	1,018
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,105
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,649
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	10,204
	Coast Community College District GO	3.000%	8/1/39	4,300	4,675
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,924
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/32	1,500	1,669
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	5,631
[2]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,022
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	7,871
	El Dorado Irrigation District COP	4.000%	3/1/45	1,565	1,837
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,681
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	24,575
	Escondido CA GO	5.000%	9/1/32	3,855	4,569
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,522
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,522
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,301
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,828
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	844
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,104
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,673

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	1,645	1,899
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,414
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	10,963
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,251
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,082
	Glendale CA Community College District GO	5.000%	8/1/37	1,750	2,167
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	2,065
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	2,034
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,343
[2]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	6,889
	Hartnell CA Community College District GO	3.000%	8/1/48	3,000	3,172
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,830
[2]	Hayward Unified School District GO	4.000%	8/1/45	5,000	5,850
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	7,002
[2]	Hayward Unified School District GO	4.000%	8/1/50	18,000	20,941
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,412
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,203
[1]	Jefferson Union High School District GO	5.000%	8/1/29	1,880	2,227
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,861
	Kern Community College District GO	3.000%	8/1/46	10,000	10,720
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	5,066
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,731
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,785	5,321
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	469
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,505
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	667
	Los Angeles CA Unified School District GO	3.000%	7/1/45	5,600	5,993
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,815
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,664
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,774
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,661
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,442
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	12,498
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,490
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,406
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,564
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,670
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,658
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,638
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	8,425
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	4,624
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,976
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	1,800	2,364
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,781
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,859
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,701
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,485
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	6,092
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,220	6,195
	Los Angeles Department of Water Revenue	5.000%	7/1/48	7,000	8,737
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,242
	Martinez Unified School District GO	4.000%	8/1/48	9,020	10,055
	Mesa Water District COP	4.000%	3/15/40	325	390
	Mesa Water District COP	4.000%	3/15/45	1,450	1,717
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	1,745	2,040
[6]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	4,790	5,054
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,622
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,115	2,364
[3]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,567
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	407
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,625
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,745	1,768
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,500	3,618
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	6,671
	Oakland CA GO	5.000%	1/15/35	4,105	4,829
[2]	Oakland Unified School District GO	5.000%	8/1/29	1,540	1,819

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,180
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	3,100
	Palomar Health GO	0.000%	8/1/37	5,415	3,717
[9]	Palomar Health GO	7.000%	8/1/38	10,000	14,244
	Poway Unified School District GO	0.000%	8/1/51	20,000	8,436
	Riverside Community College District GO	5.000%	8/1/29	5,870	6,956
	Riverside Community College District GO	5.000%	8/1/30	5,555	6,582
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/29	9,420	11,223
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	8,330	9,935
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	10,000	11,917
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,945
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,543
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/44	3,000	3,270
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	1,000	1,090
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	14,114
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,477
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	10,745	11,994
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,416
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,200
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,841
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,425
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	10,204
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	9,999
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,318
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,217
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,450	5,959
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,982
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	7,845
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/46	2,000	2,556
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,710
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,606
	San Dieguito Union High School District GO	4.000%	8/1/32	4,960	5,646
	San Dieguito Union High School District GO	4.000%	8/1/33	1,820	2,067
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	9,083
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,496
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	4,500	4,790
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,474
[4,10]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	9,011
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	10,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	9,146
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,006
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,679
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,250
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	8,287
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,764
	San Francisco Community College District GO	3.000%	6/15/45	3,850	4,086
	San Francisco Community College District GO	4.000%	6/15/45	4,665	5,510
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	5,932
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	4,422
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,180
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,948
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	2,162
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	2,151
[2]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,359
[2]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,292
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,835
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	1,400	1,583
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	1,650	1,849
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,191
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,362
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	5,046
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,872
	San Mateo Union High School District GO	4.000%	9/1/31	6,240	7,129
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,534

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,498
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,949
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	3,092
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,635
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,748
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,544
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	7,073
[2]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,898
[2]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,312
	Solano County Community College District GO	3.000%	8/1/50	3,000	3,161
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	9,311
	State Center Community College District GO	3.000%	8/1/39	2,600	2,888
	State Center Community College District GO	3.000%	8/1/41	5,250	5,783
[2]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,283
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,898
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	9,130
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,258
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,470
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,595
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,933
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,528
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,611
	University of California College & University Revenue	5.000%	5/15/35	10,045	12,452
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,425
	University of California College & University Revenue	5.000%	5/15/38	20,025	21,852
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,257
[5]	University of California College & University Revenue	5.000%	5/15/38	2,000	2,586
	University of California College & University Revenue	5.250%	5/15/38	10,000	11,413
[5]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,288
	University of California College & University Revenue	4.000%	5/15/40	4,265	5,206
[5]	University of California College & University Revenue	5.000%	5/15/40	2,000	2,567
[5]	University of California College & University Revenue	5.000%	5/15/41	2,000	2,559
	University of California College & University Revenue	5.000%	5/15/44	2,820	3,182
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,708
	University of California College & University Revenue	4.000%	5/15/47	9,000	10,222
	University of California College & University Revenue	4.000%	5/15/47	35,000	41,431
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,651
	University of California College & University Revenue	3.000%	5/15/51	25,035	26,547
	University of California College & University Revenue	5.000%	5/15/58	15,000	18,456
	University of California College & University Revenue, Prere.	5.000%	5/15/24	1,180	1,350
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,157
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	6,026
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,799
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,715
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,986
[2]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,896
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,662
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,779
					1,924,228
Colorado (2.1%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	8,000	9,840
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,248
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,715
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/41	2,000	2,418
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/45	825	974
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,385
	Colorado COP	4.000%	11/1/30	12,675	13,585
	Colorado COP	5.000%	9/1/33	1,500	1,991
	Colorado COP	5.000%	12/15/33	4,760	6,355
	Colorado COP	4.000%	12/15/34	4,995	6,151
	Colorado COP	4.000%	3/15/44	3,700	4,299
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,231
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,831
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	6,108
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,711
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,467
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,843
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,736
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	4,034

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,866
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,530
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	8,851
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	24,323
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	4,695	5,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,381
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,850	4,421
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,884
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	8,011
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	5,000	5,966
[2]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,494
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,814
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	6,138
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	12,543
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,799
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	4,105	4,668
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,548
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,351
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,626
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,607
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,570
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	5.000%	12/15/30	5,300	6,338
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/31	4,515	5,171
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,983
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,859
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	6,982
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,330
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,010	2,647
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,444
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,342
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,418
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,845	3,682
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,261
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,700
	Thornton CO COP	4.000%	12/1/39	3,000	3,534
	University of Colorado College & University Revenue	4.000%	6/1/34	4,285	5,048
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,672
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,406
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,386
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,271
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,421
					346,503
Connecticut (0.9%)
	Connecticut GO	5.000%	2/15/25	1,900	2,232
	Connecticut GO	5.000%	4/15/26	3,000	3,658
	Connecticut GO	5.000%	2/15/27	2,000	2,494
	Connecticut GO	5.000%	4/15/28	5,000	6,417
	Connecticut GO	5.000%	10/15/31	1,850	1,968
	Connecticut GO	4.000%	6/1/33	850	1,033
	Connecticut GO	5.000%	10/15/33	4,500	5,440
[1]	Connecticut GO	5.000%	4/15/34	2,120	2,729
	Connecticut GO	4.000%	6/1/34	2,500	3,026
	Connecticut GO	4.000%	6/15/34	4,000	4,473
	Connecticut GO	4.000%	6/1/35	4,470	5,394
	Connecticut GO	4.000%	6/1/36	1,000	1,203
	Connecticut GO	4.000%	6/1/38	750	897
	Connecticut GO	3.000%	1/15/39	4,710	5,188
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,421
	Connecticut GO	3.000%	1/15/40	4,790	5,259
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	555	568
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	505	525
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,000	4,340
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,375
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	7,204
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	13
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,250
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	7,974
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,978
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	7,291

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,737
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	7,892
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	9,248
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	3,114
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,685	4,438
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	3,103
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	11,115
	Metropolitan District GO	5.000%	7/15/33	1,045	1,310
	Metropolitan District GO	5.000%	7/15/36	1,750	2,179
	Metropolitan District GO	4.000%	7/15/37	1,000	1,191
	Metropolitan District GO	4.000%	7/15/40	1,115	1,319
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,761
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,703
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,285
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,792
					153,537
Delaware (0.2%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	1,004
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	311
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,530
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,573
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	10,157
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,619
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,693
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,270
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,183
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,097
					33,437
District of Columbia (1.8%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,311
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,297
	District of Columbia Appropriations Revenue	5.000%	12/1/34	1,000	1,289
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,743
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,153
	District of Columbia College & University Revenue	3.000%	4/1/40	700	745
	District of Columbia College & University Revenue	3.000%	4/1/41	750	796
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,896
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	8,165
	District of Columbia GO	5.000%	6/1/28	2,750	3,246
	District of Columbia GO	5.000%	6/1/32	4,500	5,119
	District of Columbia GO	4.000%	6/1/34	8,000	9,307
	District of Columbia GO	5.000%	10/15/37	5,000	6,398
	District of Columbia GO	5.000%	6/1/38	10,025	11,315
	District of Columbia GO	5.000%	6/1/42	5,235	6,397
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,790
[4]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	12,000	12,000
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,547
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,967
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,684
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,100	24,148
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,209
	District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	8,357
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	7,023
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	8,705	10,386
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,633
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,228
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	59,253
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,950	6,824
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	17,755	20,116
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,776
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,514
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,570
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,205
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	6,194
[5]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	593
[5]	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,380
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	5,161

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,757
					296,492
Florida (4.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	11,324
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,731
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,600
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,535
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	991
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	1,790	2,014
[2]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	3,041
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,891
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	4,146
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,937
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	21,073
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,560
	Florida GO	4.000%	6/1/33	15,995	18,106
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	418
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	476
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	474
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	845
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,586
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,000	7,646
	Florida Lottery Revenue	5.000%	7/1/26	6,750	8,309
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	7,578
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,075	10,021
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	589
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,138
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	6,445	7,935
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	15,506
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	2,291
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	6,326
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	10,372
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,752
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,214
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	6,046
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,136
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,637
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	2,012
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,341
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,817
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	9,968
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	8,087
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,203
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,933
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,159
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,277
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,465
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,430
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,765
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,924
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,072
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,293
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,679
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,405
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,612
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	24,493
	Miami-Dade County FL (Building Better Communities Program) GO, Prere.	5.000%	7/1/21	2,315	2,333
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,678
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	4,337
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	6,419
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	11,789
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,843
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	7,485
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	4,081
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	11
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,556
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	15,185
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	10,000	10,688
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,560	2,736

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,733
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,244
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	8,004
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,700
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	7,692
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	10,000	11,752
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,750	2,111
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,100	2,501
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,400	4,054
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,762
	Miami-Dade County FL Water Revenue	3.000%	10/1/43	6,000	6,526
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,238
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	7,000	8,311
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,076
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,950
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	5,150	5,795
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	5,000	5,515
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,378
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,807
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	6,794
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,174
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	6,940	7,245
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	2,090	2,182
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,889
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,894
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/32	1,500	1,648
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,402
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,349
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	10,098
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,600
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,383
[2]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,662
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,758
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,706
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	14,500
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,964
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,212
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	8,000	7,776
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	19,717
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,512
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,306
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	4,010
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	3,104
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,675
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	6,272
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,645
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,746
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,671
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,056
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,789
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,155
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	271
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,296
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,772
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	615
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	562
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	920
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,561
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,525	1,560
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,600	1,637
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,750	1,790
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	9,220
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	12,903
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	13,224
					737,694
Georgia (2.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,892
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	6,330
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	2,615	2,695

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,179
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	2,750	2,834
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,153
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/37	6,010	6,192
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,634
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,466
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,672
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,167
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,164
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,726
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,329
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,705
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,730
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,217
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	1,059
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	1,163
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,812
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,670
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,097
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,242
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	894
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,138
[7]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	4,205	4,699
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,121
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,412
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,616
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,186
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,119
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,575
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,478
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,140
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,516
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,771
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,633
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,916
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.500%	8/15/54	10,000	11,506
	Gainesville School District GO	4.000%	11/1/33	1,000	1,238
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	5,673
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,762
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,659
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,463
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,583
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,987
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,255
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	2,000	2,227
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	280
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	28,656
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	6,400	7,624
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	5,317
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,286
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,621
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,010	2,419
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,488
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	3,958
	Henry County School District GO	4.000%	8/1/30	5,020	5,836
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	18,029
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,536
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,733
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,995
[10]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,191
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	21,925
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	6,725	7,797
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	6,111
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	14,471
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	19,094

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,715
[5]	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	852
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,649
					400,278
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,545
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,758
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,217
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,168
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,647
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,693
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,305	3,743
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	891
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,563
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,741
					19,966
Hawaii (0.9%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,801
	Hawaii GO	4.000%	10/1/27	3,745	4,286
	Hawaii GO	4.000%	10/1/30	15,460	17,837
	Hawaii GO	4.000%	4/1/31	7,500	8,536
	Hawaii GO	4.000%	10/1/31	6,770	7,788
	Hawaii GO	5.000%	1/1/33	3,140	3,927
	Hawaii GO	4.000%	10/1/33	3,770	4,235
	Hawaii GO	5.000%	1/1/35	7,740	9,635
	Hawaii GO	5.000%	1/1/37	18,720	23,196
	Hawaii GO	5.000%	1/1/38	7,015	8,673
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	2,218
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,484
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,959
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,212
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,605
	Honolulu HI City & County GO	5.000%	10/1/32	6,845	8,121
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,827
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,212
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,490	3,003
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,500	8,667
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	11,891
					155,113
Idaho (0.3%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,522
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	5,115
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,714
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,105
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	17,607
[5]	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	3,022
[5]	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,953
					41,038
Illinois (5.9%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	504
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,195
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,490
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,184
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,524
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,855
[7]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,931
[7]	Chicago Board of Education GO	0.000%	12/1/27	9,270	8,239
[7]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,010
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,010
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,847
[7]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,625
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,887
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	772
[2]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,846
[2]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,218
	Chicago Board of Education GO	5.000%	12/1/35	2,560	3,163
	Chicago Board of Education GO	5.000%	12/1/36	2,800	3,454

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/36	3,100	3,824
	Chicago Board of Education GO	5.000%	12/1/37	3,000	3,690
	Chicago Board of Education GO	5.000%	12/1/39	750	918
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,199
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,765
	Chicago Board of Education GO	5.000%	12/1/46	12,000	13,807
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,843
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,324
	Chicago IL GO	5.000%	1/1/26	2,390	2,711
	Chicago IL GO	5.000%	12/1/32	1,400	1,743
	Chicago IL GO	5.000%	1/1/34	8,000	8,642
	Chicago IL GO	5.000%	1/1/38	2,000	2,253
	Chicago IL GO	5.000%	1/1/39	3,735	4,441
	Chicago IL GO	5.000%	1/1/40	10,775	12,786
	Chicago IL GO	5.000%	1/1/44	2,645	3,111
	Chicago IL GO	5.500%	1/1/49	12,390	14,920
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,665
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,450
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,819
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,952
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,410	15,170
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,631
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,230
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	31,056
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,466
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	6,423
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,566
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	15,000	17,961
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,725
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	11,883
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,300
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,145	8,452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	4,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	14,617
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,722
	Chicago Park District GO	5.500%	1/1/33	2,000	2,197
	Chicago Park District GO	5.000%	1/1/36	4,000	4,085
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,416
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	9,855
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	5,107
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	10,793
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	6,400	6,590
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,610
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	14,645
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,051
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,624
	Cook County IL GO	5.000%	11/15/31	450	595
	Cook County IL GO	5.000%	11/15/32	295	388
	Cook County IL GO	5.000%	11/15/33	290	380
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	13,860	15,418
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	790	805
[5]	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,356
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	11,424
[5]	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,391
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,155
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,239
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,640	4,871
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,738
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	5,950
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,119
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,870	6,495
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,767
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	3,024
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,601
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,590

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,419
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,410
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,402
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,395
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	2,395
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	5,000	5,082
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,962
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	241
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	23,224
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,775
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,600	20,796
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,471
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	4,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,832
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	1,000	1,153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,836
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	934
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	450
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,442
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	47
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,165
	Illinois GO	5.000%	8/1/21	7,000	7,079
	Illinois GO	5.000%	12/1/22	7,450	7,978
	Illinois GO	5.000%	10/1/23	10,000	11,056
	Illinois GO	5.000%	11/1/23	4,860	5,370
	Illinois GO	5.000%	11/1/23	5,000	5,544
	Illinois GO	5.000%	8/1/24	9,000	9,494
	Illinois GO	5.000%	2/1/25	2,065	2,302
	Illinois GO	5.500%	7/1/25	2,950	3,252
	Illinois GO	5.000%	8/1/25	5,110	5,390
	Illinois GO	5.000%	11/1/26	20,125	24,000
	Illinois GO	5.000%	1/1/27	3,510	4,119
	Illinois GO	5.000%	6/1/27	1,010	1,199
	Illinois GO	5.000%	9/1/27	2,000	2,443
	Illinois GO	5.000%	10/1/27	4,000	4,891
	Illinois GO	5.000%	11/1/27	3,080	3,734
	Illinois GO	5.000%	12/1/27	500	613
	Illinois GO	4.000%	3/1/28	3,000	3,498
	Illinois GO	5.000%	3/1/28	2,500	3,076
	Illinois GO	5.000%	10/1/28	2,500	3,105
	Illinois GO	5.000%	11/1/28	4,710	5,658
	Illinois GO	5.000%	3/1/29	2,000	2,498
	Illinois GO	5.000%	10/1/29	2,000	2,463
	Illinois GO	5.000%	11/1/29	11,865	14,133
	Illinois GO	5.500%	1/1/30	445	581
	Illinois GO	5.000%	3/1/30	2,000	2,536
	Illinois GO	5.000%	5/1/30	545	662
	Illinois GO	5.250%	7/1/30	5,000	5,431
	Illinois GO	5.000%	10/1/30	1,500	1,836
	Illinois GO	5.000%	5/1/32	2,340	2,814
[2]	Illinois GO	5.250%	2/1/33	5,200	5,723
[2]	Illinois GO	5.500%	7/1/33	3,350	3,648
	Illinois GO	4.000%	12/1/33	4,000	4,477
[2]	Illinois GO	5.250%	2/1/34	3,125	3,435
	Illinois GO	4.250%	12/1/37	4,500	5,040
	Illinois GO	4.000%	3/1/39	1,050	1,206
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,707
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,873
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,090
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,793
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	10,000	11,139
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,722
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,488
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,163
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	19,699
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,569
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	17,018

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,891
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	183
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	607
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,600
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,000	9,471
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,897
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,676
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,772
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,584
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,572
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,446
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,891
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,800
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	3,126
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	5,500	1,884
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,151
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	11,205
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	7,202
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,112
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	4,639
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,500	7,711
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,668
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	15,000	15,066
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	8,000	8,324
	University of Illinois College & University Revenue	5.500%	4/1/31	3,000	3,010
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	122
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,604
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,797
					988,224
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	11,211
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,668
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,885
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	11/15/41	10,000	10,843
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	15,287
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,215
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	3,009
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,290
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	15,002
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	10,451
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,976
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,454
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,001
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,665
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,549
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,783
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	10,254
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,309
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.750%	2/1/36	8,800	8,825
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,958
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	2,012
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,617
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,574
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	8,010
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,421
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,530
					187,799
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	3,095
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	810	826
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,432
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	8,001
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,792
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	6,100
	Polk County IA GO	5.000%	6/1/24	2,425	2,776
					41,022

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas (0.3%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,826
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,654
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,483
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,546
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,429
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,700
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,756
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,733
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	18,009
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	7,477
					57,613
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	409
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	408
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,966
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,255
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/21	6,240	6,324
	Kentucky Economic Development Finance Authority Resource Recovery Revenue PUT	0.150%	6/1/21	5,000	5,000
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,251
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	904
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,884
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	13,497
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,475	12,796
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,216
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	530
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,978
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	12,625	13,921
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	5,000	5,536
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,430
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	11,952
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,158
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,150
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,896
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	14,514
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,120
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,620	1,769
					126,864
Louisiana (0.6%)
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,792
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,983
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,809
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,522
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,488
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,761
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,180	1,361
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	5,180	5,894
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	16,504
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,818
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,962
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,103
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,257
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,976
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,151
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,766
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,391
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,442
	Louisiana State University & Agricultural & Mechanical College & University Revenue	5.000%	7/1/24	1,000	1,100
	Louisiana State University & Agricultural & Mechanical College & University Revenue	5.000%	7/1/25	505	555
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,615
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,865
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,453
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,153
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,253
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,699

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	2,104
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,937
					102,714
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	1,003
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,115
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	6,035
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,375
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,635
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,721
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,630
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,971
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,769
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,625	1,952
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	3,431
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,149
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	3,590
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,673
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,563
					43,612
Maryland (2.5%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,309
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,306
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	3,303
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,418
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,536
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,407
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,591
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,397
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,542
	Baltimore County MD GO	5.000%	8/1/30	5,000	5,722
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,637
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,476
	Howard County MD GO	4.000%	2/15/33	8,200	9,581
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	9,545	10,616
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	12,000	13,207
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,444
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,244
	Maryland GO	5.000%	3/15/25	4,715	5,559
	Maryland GO	4.000%	8/1/25	5,325	6,135
	Maryland GO	5.000%	8/1/25	10,500	12,540
	Maryland GO	4.000%	6/1/29	25,000	27,683
	Maryland GO	5.000%	8/1/32	14,040	18,799
	Maryland GO	4.000%	3/15/33	16,020	19,445
	Maryland GO	5.000%	8/1/34	15,000	19,946
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	2,082
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,613
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	365
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,747
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	173
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,978
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,698
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	5,525	5,874
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	4,373
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,664
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	1,750	1,935
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	2,151
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	4,077
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	3,082
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,945
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	13,050	14,083
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	6,063
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	5,125
	Montgomery County MD GO	4.000%	12/1/34	15,000	16,239
	Prince George's County MD COP	5.000%	10/1/43	15,780	19,777
	Prince George's County MD GO	5.000%	7/15/33	20,250	25,758
	Prince George's County MD GO	5.000%	7/15/34	18,740	23,776

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,551
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,519
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,878
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,860
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	17,357
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	8,071
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	10,978
					412,635
Massachusetts (3.4%)
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,220
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,198
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	14,424
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,449
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,772
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,449
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,288
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,512
	Commonwealth of Massachusetts GO	3.000%	11/1/38	2,000	2,243
	Commonwealth of Massachusetts GO	3.000%	11/1/39	1,700	1,900
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,465
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,000	3,727
	Commonwealth of Massachusetts GO	3.000%	3/1/47	20,000	21,368
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,000	5,337
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,540
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	18,921
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	13,636
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	9,855	9,972
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	9,021
	Harvard MA GO	3.000%	8/15/36	1,260	1,406
	Harvard MA GO	3.000%	8/15/37	1,210	1,346
	Hingham MA GO	3.000%	2/15/36	810	904
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,421
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,670
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	6,560
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	7,530
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	7,494
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,661
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,919
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,519
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,813
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,735
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	7,000	8,343
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	24,745	30,146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	2,915
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,654
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,283
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,629
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,771
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	5,977
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,384
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	5,300
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	4,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	53
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,586
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	53
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	59
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	58
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,250	1,533
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,372
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	8,009
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	9,026
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	11,135
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,441
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	1,084
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	8,037
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	1,021

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	943
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	1,008
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	2,136
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,206
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	992
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	566
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	881
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	9,876
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	15,383
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/36	5,000	5,914
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,526
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	15,918
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,445
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,075	3,746
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,441
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	27,000	32,082
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	12,878
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	9,745	11,832
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	5,640	6,848
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	2,000	2,429
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,463
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	5,097
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,451
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	820	830
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	180	182
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	4,500	4,536
[2]	Springfield MA GO	3.000%	3/1/33	1,080	1,193
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,575
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,362
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	4,100
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,820
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,015	2,560
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,260
					571,967
Michigan (2.9%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,767
	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,937
	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,289
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,059
[2]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,663
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,741
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,217
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,424
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,316
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,266
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,657
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	11,411
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	25,000	29,623
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	4,405
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,278
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	19,344
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	4,042
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,635
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	10,117
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	20,157
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	7,773
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	6,075
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,137
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,131
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,674
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,701
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	9,626
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	15,688
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	20,562
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	9,458
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,355	3,957
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,278
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	17,368
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	4,022

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	500	567
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,831
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	7,500	7,613
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	2,500	2,547
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,308
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,857
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	15,063
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,386
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	5,764
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	6,979
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,691
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,878
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,556
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	12,519
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	591
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,539
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,178
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,512
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,524
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,322
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,860
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,723
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,388
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	9,400
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,665
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,730
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	10,545	12,572
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,476
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,708
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,220
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,772
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,420
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,052
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,166
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,822
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,588
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	3,301
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,104
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,444
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	9,198
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,147
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,786
	Southfield MI GO	3.000%	5/1/33	1,000	1,107
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,292
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,540
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,216
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	834
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	725	964
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,328
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,658
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,440
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,395
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	3,089
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,856
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,296
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,604
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	379
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	485
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	409
[2]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,559
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,481
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,505
					489,002
Minnesota (1.2%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,607
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,368
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,607

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,385
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,123
	Hennepin County MN GO	5.000%	12/15/34	10,675	13,675
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,774
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	11,766
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	12,159
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,222
	Minnesota GO	5.000%	8/1/26	3,000	3,579
	Minnesota GO	5.000%	8/1/27	3,000	3,810
	Minnesota GO	5.000%	10/1/27	2,500	3,189
	Minnesota GO	5.000%	10/1/30	1,640	2,062
	Minnesota GO	5.000%	8/1/34	18,000	21,321
	Minnesota GO	5.000%	8/1/36	4,000	5,204
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	573
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	458
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,686
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,898
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,915	10,818
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,326
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,385
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,460
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	5,064
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,398
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,371
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	7,169
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	3,654
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,352
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,614
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,485
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,262
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,107
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,549
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,108
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,467
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,874
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,947
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,180
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	3,050
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,690
					199,796
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,335
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,904
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	11,244
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,786
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,889
	Warren County MS Industrial Revenue	5.375%	12/1/35	4,750	4,871
					32,029
Missouri (1.5%)
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	2,008
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,476
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,744
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,905
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,000	17,486
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	6,028
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,747
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	9,595
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,856
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,955
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,553
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,951
	Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,577
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,209
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	8,042
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,781
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,961
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,000
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,966

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,346
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,833
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,722
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,795
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,579
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,578
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	2,303
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,542
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	2,297
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	6,140
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,576
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,679
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	6,052
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,521
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	14,999
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,874
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	23,015
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	9,247
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,990	2,200
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	4,991
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,179
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,846
[2]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	11,748
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,574
					241,476
Montana (0.1%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,695
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,920
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,716
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,192
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,030
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,098
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	10,935
					23,586
Multiple States (0.1%)
[13]	FHLMC Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,864	4,419
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.410%	5/3/21	7,855	7,855
					12,274
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,142
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,437
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,130
[10]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	8,400	9,553
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,619
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,206
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,408
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,199
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,885
[5]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,284
[5]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,284
[5]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,919
[5]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,919
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	518
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	455
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	242
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	151
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	120
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,259
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	12,460
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,356
					66,546
Nevada (0.6%)
	Clark County NV GO	4.000%	6/1/32	4,000	4,639
	Clark County NV GO	4.000%	12/1/39	23,100	27,047
[2]	Clark County School District GO	4.000%	6/15/32	11,365	13,191
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	17,864
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	513
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,988

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,371
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,465
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,776
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,897
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	2,038
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,579
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,188
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,512
					102,068
New Hampshire (0.2%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,419
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	7,955	8,209
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,833
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,155
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	811
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,159
					24,586
New Jersey (4.0%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,333
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,288
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,842
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,308
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,530
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	1,125	1,314
	Essex County NJ GO	2.000%	9/1/46	3,900	3,706
	Essex County NJ GO	2.000%	9/1/48	3,900	3,676
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,314
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,132
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,576
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,817
[2]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,519
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,242
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/32	400	492
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,253
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	9,362
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	21,125
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	20,000	21,625
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,360
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,363
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	145
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	209
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	1,029
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	564
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	6,059
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	1,048
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,675
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,792
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,149
[2]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	2,122
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,853
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,441
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	5,600
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	395
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,582
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	763
	New Jersey GO	5.000%	6/1/26	6,000	7,283
	New Jersey GO	5.000%	6/1/27	5,900	7,355
	New Jersey GO	5.000%	6/1/28	6,200	7,912
	New Jersey GO	5.000%	6/1/29	1,950	2,540
	New Jersey GO	4.000%	6/1/30	6,050	7,424
	New Jersey GO	2.000%	6/1/33	15,000	14,938
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,974
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,690
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,194
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	11,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,496
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	8,009

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	5,720	5,915
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,520	5,037
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/38	1,835	2,056
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/39	3,665	4,088
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/40	2,665	2,960
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/41	3,125	3,460
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/42	2,500	2,758
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	9,183
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,000	4,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	2,000	2,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,478
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,852
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	3,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	5,176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	3,031
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	8,280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	10,219
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	13,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	3,255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,617
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	4,120	4,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,547
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,546
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	7,000	8,606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	2,500	3,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,260
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,669
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,872
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	13,118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	2,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,788
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	6,076
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,843
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,653
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,551
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,586
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,767
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	2,023
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	5,701
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	3,099
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,827
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,195
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,750	5,386
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,628
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,541
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	14,558
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	6,061
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,630
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	19,836
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	10,978
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,575	6,616
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,886
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	6,850	8,017
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	14,966
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	20,570
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	1,158
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,141
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,460
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,331
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	40,760
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	20,201
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,635
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,622
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,612

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,607
					656,944
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,857
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,995
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,911
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,179
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,678
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	11,277
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,089
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	13,892
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,754
[10,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	56,195
					112,827
New York (14.3%)
[2]	Hempstead NY GO	4.000%	4/1/27	6,850	7,775
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	10,755	10,798
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,506
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,619
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,269
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,873
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	19,189
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,289
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,458
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	14,223
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	22,917
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,054
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,628
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,324
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,762
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,248
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,944
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	2,111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,735
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,808
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,832
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	11,770
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	3,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,321
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,792
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	12,408
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	140	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,495
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,368
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	1,158
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	1,154
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	10,000	11,509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	7,260	9,037
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,423
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,025	8,460
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,862
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	2,480	2,823
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	11,438
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	480	527
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	7,893
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	15,000	16,908
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	17,430	21,646
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,488
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,541
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	8,065	8,283
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	4,730	4,959
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	5,435	5,773
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	31,563
[2,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	1,245	1,245
[2,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	1,750	1,750

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,495
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	13,116
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	25
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	4,155
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,465
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	13,201
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	4,379
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,170
[2]	Nassau County NY GO	5.000%	7/1/32	2,740	3,454
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,750	2,990
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,392
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	5,475	5,687
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,874
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,427
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,781
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	808
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	676
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	3,170	3,319
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	3,533
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,843
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	6,303
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,480
[9]	New York City Industrial Development Agency Recreational Revenue PILOT, ETM	0.000%	3/1/22	4,585	4,575
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	12,204
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	9,942
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,219
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,385
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	13,000	13,119
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	845
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,471
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,046
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,321
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,414
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	11,981
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,622
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/37	2,750	2,776
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	7,830	9,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,712
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	21,046
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,800	10,418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,703
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	5,158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	19,480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	14,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,648
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	8,337
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,000	1,331
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	11,132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	11,224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	12,928
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	9,292
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	9,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	10,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	8,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	32,584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,998
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,308
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,813
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	12,019
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	7,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,428
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,326
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,285

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	5,032
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	12,503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	8,254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,850
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,186
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,796
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,618
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	12,053
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	8,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,000	5,295
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	10,569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	11,500	13,437
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,842
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/32	10,000	11,649
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	8,180	9,513
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	26,434
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,595
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,681
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	9,869
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,800
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	12,444
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	23,397
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,624
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	15,000	17,907
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,683
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,870
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	24,557
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	11,361
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	4,815	6,105
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,508
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,879
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	3,515	4,453
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	12,000	14,185
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	2,043
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,823
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	2,788
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,765	3,837
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	10,391
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	10,214
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	3,000	3,075
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	7,550	7,725
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	18,500	19,015
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	15,514
	New York NY GO	5.000%	8/1/24	4,650	5,343
	New York NY GO	4.000%	8/1/32	5,000	5,787
	New York NY GO	5.000%	8/1/32	2,170	2,767
	New York NY GO	5.000%	10/1/32	2,000	2,587
	New York NY GO	5.000%	8/1/33	1,000	1,271
	New York NY GO	5.000%	10/1/33	1,770	2,278
	New York NY GO	5.000%	4/1/34	7,000	8,692
	New York NY GO	5.000%	12/1/34	16,310	19,873
	New York NY GO	3.000%	3/1/35	7,000	7,699
	New York NY GO	5.000%	10/1/35	5,020	6,213
	New York NY GO	5.000%	3/1/36	1,200	1,573
	New York NY GO	4.000%	8/1/36	7,640	8,691
	New York NY GO	5.000%	3/1/37	1,000	1,305
	New York NY GO	5.000%	8/1/37	8,600	10,316
	New York NY GO	4.000%	10/1/37	5,840	6,830
	New York NY GO	5.000%	10/1/37	5,000	6,166
	New York NY GO	4.000%	3/1/38	6,950	8,293
	New York NY GO	5.000%	8/1/38	8,500	10,927
	New York NY GO	5.000%	10/1/38	2,045	2,588
	New York NY GO	5.000%	12/1/38	14,545	17,547
	New York NY GO	4.000%	8/1/39	970	1,146
	New York NY GO	4.000%	3/1/40	2,000	2,374
	New York NY GO	4.000%	8/1/40	12,340	14,282
	New York NY GO	4.000%	8/1/40	1,795	2,114
	New York NY GO	4.000%	8/1/41	2,360	2,769
	New York NY GO	3.500%	4/1/46	5,110	5,502

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO PUT	5.000%	12/1/25	2,000	2,354
New York NY GO VRDO	0.220%	5/3/21	1,000	1,000
New York NY GO VRDO	0.220%	5/3/21	1,400	1,400
New York NY GO, Prere.	5.000%	8/1/21	1,500	1,518
New York NY GO, Prere.	5.000%	8/1/21	2,500	2,530
New York NY GO, Prere.	5.000%	10/1/22	5,120	5,473
New York NY GO, Prere.	5.000%	10/1/22	5,260	5,623
New York NY GO, Prere.	5.000%	3/1/23	5,000	5,446
New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	90
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,710
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	391
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,505
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	28,338
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,686
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,458
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	9,008
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,411
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,995	11,416
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	12,327
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	12,141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,552
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	11,346
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	12,047
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,331
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	15,932
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,427
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	23,160
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,360
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,344
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	5,325
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,000	22,676
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/21	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	12,177
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	7,989
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	6,500
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,906
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,455
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	6,058
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,619
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,225
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	12,274
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	18,772
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,778
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,542
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,725
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	13,289
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,195
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	27,762
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	21,808
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	6,173
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	6,174
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,447
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	3,500	3,519
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,444
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,554
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,607
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,456
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,165
New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	11,421
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,398
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	11,850
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,380
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,597
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	12,134
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	10,859

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	9,000	11,863
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	19,653
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,603
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,776
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	19,455
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	13,680
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	18,964
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	8,016
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	18,000	19,178
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	13,010
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	12,532
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	10,000	10,496
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	5,000	5,248
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	13,000	13,641
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	10,000	10,470
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	12,395
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	1,910	2,255
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	2,700	3,167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,850
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,391
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	6,083
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,745
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	8,366
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,677
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,173
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,794
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	12,572
[2]	Suffolk County NY GO	5.000%	5/15/31	4,000	5,335
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	8,134
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,560
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,622
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,672
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	15,000	17,446
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	10,550	12,580
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	9,330	12,007
[8]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	2/1/24	260	260
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,432
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,805
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	7,251
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	17,640
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,428
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	22,607
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	14,546
					2,377,801
North Carolina (1.5%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	1,052
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	613
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	611
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,762
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,336
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,197
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,185
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,168
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,015
[5]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	3,045
[5]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	5,373
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,744
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	3,085
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,214
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	989
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	4.000%	10/1/27	3,075	3,686
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,849
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,924
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,605
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	5,230
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	23,362
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	28,890	31,557
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,100	1,194
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,279

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,869
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,155	1,248
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,750
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,500	2,695
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	6,037
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,710
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,505
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	4,274
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,688
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	611
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	14,212
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,675
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,670
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	1,019
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,329
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,326
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	9,243
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,505
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,142
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	8,519
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,631
	Union NC Enterprise System County Water Revenue	3.000%	6/1/43	1,000	1,101
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	5,750	6,253
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	9,445	10,238
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,843
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,311
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,279
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,533
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	2,030
	Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,353
	Wake County NC GO	5.000%	4/1/25	1,850	2,186
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,864
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,770
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,313
					247,807
North Dakota (0.1%)
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,572
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,677
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,672
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,771
					17,692
Ohio (4.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	20,904
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,600
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,323
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,743
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,363
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,143
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,153
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,294
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,309
	Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,424
	Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	9,070
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,273
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	950	1,108
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	14,279
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	24,785	28,001
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	30,200	33,925
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,299
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,355	1,492
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,651
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,927
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	4,130
	Columbus City School District GO	5.000%	12/1/42	8,000	9,641
	Columbus OH GO	4.000%	4/1/30	10,000	11,699
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,386
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	14,484
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	11,198

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,349
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,533
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,783
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,876
	Euclid City School District GO	4.750%	1/15/54	2,685	3,024
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,557
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	13,341
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,864
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,874
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	4,448
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	2,061
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,110
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,107
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	655
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	392
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	2,048
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,886
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	1,035
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,429
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,572
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,704
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	32,309
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,330	10,317
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	4,500	6,866
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,377
	Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,318
[10]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	11,710
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,395	3,445
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,370
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	1,875	1,923
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/21	1,155	1,186
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,175
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	913
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	100	119
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	487
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	370	479
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	241
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	242
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,156
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	4,825	5,348
	North Royalton City School District GO	4.000%	12/1/32	600	667
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	5,166
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	7,629
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,701
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	644
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	390
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	657
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	463
	Ohio GO	5.000%	5/1/26	6,310	7,711
	Ohio GO	5.000%	6/15/30	9,070	10,966
	Ohio GO	5.000%	2/1/32	10,000	11,994
	Ohio GO	5.000%	2/1/34	8,540	10,195
	Ohio GO	5.000%	2/1/36	9,885	11,760
	Ohio GO	5.000%	9/1/36	12,030	13,530
	Ohio GO	5.000%	9/1/37	9,650	10,839
	Ohio GO	5.000%	3/1/39	10,000	12,178
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	1,750	1,806
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	16,374
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,720
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,333
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,693
[5]	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,740
[5]	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	2,634
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,494
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,684
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	15,945	17,564
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,629
	Ohio State University College & University Revenue	4.000%	6/1/43	10,000	10,619
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,939

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	23,034
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,508
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	24,998
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,835
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,708
	Union County OH GO	5.000%	12/1/47	2,500	2,982
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,213
	Wickliffe City School District GO	3.250%	12/1/56	10,355	11,112
					669,557
Oklahoma (0.5%)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,360
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,636
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,661
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	2,425	2,939
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,794
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	14,199
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	457
[5]	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	970
[5]	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	550
[5]	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	549
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,655
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,747
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,954
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	10,068
	Oklahoma Water Resources Board Revenue	2.000%	4/1/35	1,000	1,030
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,638
					85,207
Oregon (1.1%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,646
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,891
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,893
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,564
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,100
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	664
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,097
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,668
[5]	Deschutes Public Library District GO	4.000%	6/1/33	1,625	2,044
[5]	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,880
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	806
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	983
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	1,300	1,515
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,637
	Multnomah County School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,597
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,522
	Oregon (Q State Project) GO	5.000%	5/1/26	1,000	1,224
	Oregon (Q State Project) GO	5.000%	5/1/26	1,435	1,757
	Oregon (Q State Project) GO	5.000%	5/1/34	8,790	11,367
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	9,758
	Oregon GO	5.000%	5/1/26	1,000	1,224
	Oregon GO	5.000%	5/1/31	1,000	1,207
	Oregon GO	5.000%	5/1/32	3,010	3,629
	Oregon GO	4.000%	8/1/32	3,000	3,530
	Oregon GO	5.000%	5/1/33	280	354
	Oregon GO	5.000%	6/1/33	390	494
	Oregon GO	5.000%	5/1/34	1,280	1,615
	Oregon GO	5.000%	6/1/34	500	632
	Oregon GO	5.000%	6/1/35	500	631
	Oregon GO	5.000%	5/1/36	1,000	1,257
	Oregon GO	5.000%	6/1/36	685	863
	Oregon GO	5.000%	5/1/37	700	877
	Oregon GO	5.000%	6/1/37	1,560	1,959
	Oregon GO	5.000%	5/1/38	650	813
	Oregon GO	5.000%	5/1/39	5,000	5,941
	Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,318
	Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,524
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,921
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,538
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,183

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,798
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	6,274
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,914
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,636
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	11,134
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	11,375	12,798
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	840
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,115
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,781
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,755
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	9,458
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,565
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	5,067
					185,258
Pennsylvania (5.5%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,528
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	12,022
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,746
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,992
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,739
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,477
[1]	Altoona Area School District GO	5.000%	12/1/39	2,000	2,361
[1]	Altoona Area School District GO	5.000%	12/1/45	1,500	1,755
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,365
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,305
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,389
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	3,101
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	24,500	25,397
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	4,000	4,382
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	3,274
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,464
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,224
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	17,500
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,849
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	2,088
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,881
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,800
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,137
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,242
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,368
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	18
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,999
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	17,097
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	11,904
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	11,871
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,207
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,333
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,756
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,295
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,208
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,229
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	964
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,072
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	3,058
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,328
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,511
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,748
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	5,546
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,711
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,691
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	9,838
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,362
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,916
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,471
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	3,095
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	4,045
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,462

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,555
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	2,390	2,484
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	3,000	3,117
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,611
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,548
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,362
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,456
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,895
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,347
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,926
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,409
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,738
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,844
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	13,114
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	2,336
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	6,257
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,147
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,776
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	5,136
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	2,036
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	4,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,402
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	2,000	2,247
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,999
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	13,000	14,726
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere	5.000%	6/15/21	1,000	1,006
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,238
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,133
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,567
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,567
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,601
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,333
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	3,081
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,357
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	9,303
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,265
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	4,260
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	13,000	15,104
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	18,000	19,638
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	1,018
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,183
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,549
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,582
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,285
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	9,107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	4,595	5,522
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	15,695
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,403
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	13,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	3,137
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	6,220
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	18,134
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	4,656
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	3,302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,331
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	14,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,797
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	19,296
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,567
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	7,015
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	14,375
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	5,236
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	10,154
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	7,547
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,786
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,676

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,600	14,564
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,500	3,918
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	6,000	6,748
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	888
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	188
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	10,204
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	8,252
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,955
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,585
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,455
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,944
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,132
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,880
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,775
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,859
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,365
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,403
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	2,069
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,944
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	7,695
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,471
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,350	3,878
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,339
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,867
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,291
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,773
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,808
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	10,500	11,803
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,837
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,762
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,740
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,475
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	575	702
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,315
[2,8]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	2,260	2,265
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,542
[2]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,485
[2]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,554
	Spring Township PA GO	3.000%	11/15/33	1,020	1,113
	Spring Township PA GO	3.000%	11/15/34	1,050	1,143
	Spring Township PA GO	3.000%	11/15/35	1,085	1,178
	Spring Township PA GO	3.000%	11/15/36	1,115	1,207
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,676
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	3,208
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	961
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	261
[2]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,778
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,624
	Upper St Clair Township School District GO	3.250%	10/1/35	5,000	5,403
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,672
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,329
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	4,091
	York County PA GO	4.000%	3/1/35	3,000	3,491
					916,882
Puerto Rico (0.6%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	887	840
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,289
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	13,223
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	582
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	60,517	66,150
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,865	5,318
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	349
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	1,966
					92,717
Rhode Island (0.1%)
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/40	120	122
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	11,328

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,371
					18,821
South Carolina (1.5%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,477
	Charleston County SC GO	4.000%	11/1/30	5,715	6,821
	Charleston County SC GO	4.000%	11/1/31	6,110	7,268
	Charleston County SC GO	4.000%	11/1/32	6,520	7,738
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,875
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	869
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,201
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,450	1,656
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,363
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,319
[10]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	19,308
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,702
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,087
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,080
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,740
	South Carolina GO	5.000%	4/1/34	470	638
	South Carolina GO	5.000%	4/1/34	380	516
	South Carolina GO	5.000%	4/1/35	1,900	2,574
	South Carolina GO	5.000%	4/1/35	270	366
	South Carolina GO	5.000%	4/1/35	890	1,206
	South Carolina GO	5.000%	4/1/35	400	542
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,269
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,628
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,458
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	9,081
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	6,061
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/39	1,330	1,575
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	3,525
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,095	5,831
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	4,956
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	955	1,091
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	6,352
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,278
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,479
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,840	2,048
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	12,750	14,717
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,360
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,404
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	15,397
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	2,600	2,668
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,115	1,173
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,000	5,512
	University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,308
	University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,524
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,641
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,060
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	11,006
					253,748
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	10,911
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,551
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,045	10,691
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,166
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	11,893
					38,212
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,919
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,160
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,153
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,132
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	3,079
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	15,161
	Franklin IN GO	5.000%	3/1/25	1,250	1,473
	Franklin IN GO	5.000%	3/1/25	1,855	2,186

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,841
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,000	3,642
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	3,039
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,882
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,849
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	7,132
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	6,058
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	11,871
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	8,400
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,690	16,052
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	2,130
	Shelby County TN GO	3.125%	4/1/32	4,000	4,576
	Shelby County TN GO	3.125%	4/1/33	1,465	1,670
	Sullivan County TN GO	5.000%	12/1/26	3,030	3,766
[10]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	48,978
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	20,575	24,402
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,091
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,681
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	4,143
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	7,102
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,628
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	23,989
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	7,516
	Tennessee GO	5.000%	9/1/29	2,500	2,872
	Tennessee GO	5.000%	8/1/30	1,345	1,592
	Tennessee GO	5.000%	9/1/34	700	800
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	120	122
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/38	250	254
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,500	6,007
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	8,418
	Washington County TN GO	4.000%	6/1/29	3,260	3,776
					267,542
Texas (6.6%)
	Arlington TX GO	5.000%	8/15/26	2,795	3,442
	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,252
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,746
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	9,215
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	15,985
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,766
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,760
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,487
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,904
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	8,405
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	772
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,158
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	559
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	960
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	653
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,697
	Austin Independent School District GO	5.000%	8/1/32	5,370	6,911
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	8,082
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	13,275
	Austin TX GO	5.000%	9/1/32	1,300	1,500
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	4,015
	Belton Independent School District GO	5.000%	2/15/36	2,500	3,020
[5]	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	2,542
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	2,007
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,000	1,189
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,000	1,185
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	8,381
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,000	6,870
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,330
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,563
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,205	13,964
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	3,000	3,488
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,933

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	26,853
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	8,195
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,382
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	533
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	46
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	4,049
	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,407
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,975	10,565
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	5,310	6,214
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,275
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,672
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	5,533
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	7,355
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,326
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,865
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/28	2,125	2,132
	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,776
[2]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	6,020
	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,892
	El Paso TX GO	5.000%	8/15/27	3,625	4,457
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,359
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,372
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	2,004
	Fort Bend Independent School District GO	5.000%	8/15/33	1,000	1,298
	Friendswood Independent School District GO	4.000%	2/15/32	3,630	4,143
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	24,869
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,901
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	13,477
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	138
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	132
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,500	1,834
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,815
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,219
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,824
	Harris County TX GO	5.000%	10/1/26	3,000	3,610
	Harris County TX Highway Revenue	5.000%	8/15/30	665	806
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,453
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,640
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	3,115
	Hays County TX GO	4.000%	2/15/31	2,265	2,597
	Hays County TX GO	4.000%	2/15/32	3,135	3,623
	Hays County TX GO	4.000%	2/15/32	3,820	4,373
	Hays County TX GO	4.000%	2/15/33	865	995
	Hays County TX GO	4.000%	2/15/33	3,320	3,819
	Hays County TX GO	5.000%	2/15/42	4,000	4,801
	Houston Community College System GO	5.000%	2/15/35	3,000	3,801
	Houston Community College System GO	4.000%	2/15/36	8,500	9,980
	Houston Community College System GO, Prere.	5.000%	2/15/23	2,920	3,174
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,316
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,168
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,524
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	35,120
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,677
	Houston TX GO	5.000%	3/1/27	13,350	16,120
	Humble Independent School District GO	4.000%	2/15/28	10,290	11,589
	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,159
	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,174
	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,262
	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,625
	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,679
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,338
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,728
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,436
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,571
	Lewisville Independent School District GO	5.000%	8/15/33	3,000	3,919
	Lone Star College System GO	4.000%	2/15/29	1,150	1,284
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,995
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,552
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,901

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,291
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,314
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,857
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,891
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,560
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,886
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,554
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,255
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,823
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,982
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,285
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,745
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,912
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,402
	Lubbock TX GO	4.000%	2/15/30	1,250	1,435
	Mainland College GO	4.000%	8/15/49	10,950	12,814
	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,876
	Missouri City TX GO	4.000%	6/15/32	1,125	1,299
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,295	1,449
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	6,026
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,221
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,892
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,717
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,659
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,358
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,188
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,662
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,429
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,890
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,876
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,586
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,612
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,297
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	10,267
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,440	7,814
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	28,770
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,610	18,690
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,000	2,032
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	13,675	14,112
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	14,355	14,814
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/23	1,000	1,059
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/24	4,325	4,575
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/25	4,520	4,773
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/26	2,250	2,371
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/27	1,845	1,938
	Pasadena TX GO	4.000%	2/15/32	1,500	1,685
	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,578
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	5,975
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,885
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	2,292
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,613
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	3,219
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,602
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,955
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,473
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	3,500	3,791
	San Antonio TX GO	4.000%	8/1/31	6,305	7,614
	San Antonio TX GO	4.000%	8/1/33	8,710	10,506
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,637
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,863
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,697
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,395
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,352
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,151
	Texas GO	5.000%	8/1/27	2,000	2,385

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas GO	4.000%	5/15/32	2,250	2,548
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	140
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	179
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	173
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	166
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	480	584
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	480	597
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,355	1,716
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,716
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	730	952
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	1,065	1,410
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,263
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,743
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,785
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,318
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,840
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	895	1,051
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,193
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	595
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	4,500	5,335
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,926
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	2,034
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	7,373
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,177
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,578
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,174
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	4,174
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,170
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,167
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,166
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,684
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,890
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,464
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,460
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,707
Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,870
Texas Water Development Board Water Revenue	5.000%	10/15/30	10,040	12,058
Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	6,002
Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	14,574
Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	15,728
United TX Independent School District GO	5.000%	8/15/28	2,355	2,785
United TX Independent School District GO	5.000%	8/15/29	2,535	2,997
University of Houston College & University Revenue	4.000%	2/15/30	4,610	5,116
University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,825
University of Houston College & University Revenue	4.000%	2/15/37	16,205	18,145
University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,718
University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,480
University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,468
University of Texas System College & University Revenue	5.000%	8/15/49	10,990	16,983
Willis Independent School District GO	4.000%	2/15/29	1,050	1,293
				1,092,288
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/25	2,305	2,715
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,805
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,681
Park City UT Water Revenue	3.000%	12/15/32	5,025	5,763
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,528
University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,503
University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,167
University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,368
University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,162
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	842
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,334
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	745
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,384
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,363
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,469
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,032

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,800
					63,661
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,454
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/50	10,000	11,474
					23,928
Virginia (1.3%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,179
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	2,058
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,467
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,967
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,768
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	1,000	1,008
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,075
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,316
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,386
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,869
	Fairfax County VA GO	5.000%	4/1/24	1,025	1,169
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,540
	Fairfax County VA GO, Prere.	4.000%	10/1/23	3,000	3,279
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,954
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,194
	Hampton Roads Transportation Accountability Commission Revenue	5.000%	7/1/60	19,000	23,855
	Hampton Roads Transportation Accountability Commission Revenue	5.250%	7/1/60	2,000	2,572
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	771
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,649
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	741
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,331
	Loudoun County VA GO	3.000%	12/1/31	7,535	8,477
	Loudoun County VA GO	4.000%	12/1/32	6,900	7,939
	Loudoun County VA GO	4.000%	12/1/33	6,895	7,917
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,719
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,420
	University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,763
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,611
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,000	6,715
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	7,043
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,175
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,972
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,110
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	3,030
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	5,500	7,124
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,728
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/31	4,425	5,195
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	11,954
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	9,825	12,164
	Virginia Public School Authority Lease Revenue	3.000%	10/1/32	5,455	6,231
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,168
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,370
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	5,000	5,797
					213,770
Washington (0.8%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	16,696
	King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,623
	King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,638
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,939
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,842
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,506
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,741
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,928
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	5,194
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	4,196
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,695
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,441
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,910
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,000	2,113

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	6/1/33	2,900	3,848
	Washington GO	5.000%	6/1/37	5,110	6,854
	Washington GO	5.000%	6/1/38	10,615	14,183
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,966
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,280
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,249
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,583
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	4,557
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/34	115	139
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,474
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,307
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,076
					128,978
West Virginia (0.4%)
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,461
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,579
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,718
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,758
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,970
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	22,181
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,935
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	5,985	6,105
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,419
					66,126
Wisconsin (1.3%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,213
[5]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,499
[5]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,434
[5]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	1,039
[5]	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,297
[2]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,461
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,159
	Neenah Joint School District GO	3.000%	3/1/32	3,735	4,090
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,741
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,680
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	11,071
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	3,084
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	1,268
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,530
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/36	2,130	2,419
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	2,000	2,268
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,817
	Wisconsin GO	5.000%	5/1/31	8,635	10,168
	Wisconsin GO	5.000%	5/1/31	9,450	11,418
	Wisconsin GO	5.000%	5/1/32	5,950	7,183
	Wisconsin GO	5.000%	5/1/36	5,000	5,881
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,469
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,142
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,230
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,574
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,781
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	18,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	6,283
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,277
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,627
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,684
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,866
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	16,879
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,817
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,600
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	21,753
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,694
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,488
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,267
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,385
					214,436

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	42
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	42
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	703
					787
Total Tax-Exempt Municipal Bonds (Cost $14,982,537)					16,122,985
				Shares
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[16]	Vanguard Municipal Cash Management Fund (Cost $606,378)	0.054%		6,063,293	606,451
Total Investments (100.7%) (Cost $15,588,915)					16,729,436
Other Assets and Liabilities—Net (-0.7%)					(109,454)
Net Assets (100%)					16,619,982
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $167,954,000, representing 1.0% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $2,168,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	1,881	233,127	(1,911)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(367)	(68,228)	911
				(1,000)

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,982,537)	16,122,985
Affiliated Issuers (Cost $606,378)	606,451
Total Investments in Securities	16,729,436
Investment in Vanguard	600
Receivables for Investment Securities Sold	29,254
Receivables for Accrued Income	179,595
Receivables for Capital Shares Issued	9,405
Other Assets	206
Total Assets	16,948,496
Liabilities
Due to Custodian	32
Payables for Investment Securities Purchased	304,529
Payables for Capital Shares Redeemed	11,119
Payables for Distributions	12,145
Payables to Vanguard	648
Variation Margin Payable—Futures Contracts	41
Total Liabilities	328,514
Net Assets	16,619,982
At April 30, 2021, net assets consisted of:

Paid-in Capital	15,418,537
Total Distributable Earnings (Loss)	1,201,445
Net Assets	16,619,982

Investor Shares—Net Assets
Applicable to 79,803,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	974,436
Net Asset Value Per Share—Investor Shares	$12.21

Admiral Shares—Net Assets
Applicable to 1,281,323,501 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,645,546
Net Asset Value Per Share—Admiral Shares	$12.21

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	227,621
Total Income	227,621
Expenses
The Vanguard Group—Note B
Investment Advisory Services	726
Management and Administrative— Investor Shares	718
Management and Administrative— Admiral Shares	5,783
Marketing and Distribution— Investor Shares	45
Marketing and Distribution— Admiral Shares	323
Custodian Fees	30
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	7,626
Net Investment Income	219,995
Realized Net Gain (Loss)
Investment Securities Sold[1]	60,448
Futures Contracts	8,305
Realized Net Gain (Loss)	68,753
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	241,399
Futures Contracts	(2,487)
Change in Unrealized Appreciation (Depreciation)	238,912
Net Increase (Decrease) in Net Assets Resulting from Operations	527,660
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $187,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	219,995	428,379
Realized Net Gain (Loss)	68,753	79,696
Change in Unrealized Appreciation (Depreciation)	238,912	41,047
Net Increase (Decrease) in Net Assets Resulting from Operations	527,660	549,122
Distributions
Investor Shares	(16,903)	(31,715)
Admiral Shares	(275,970)	(457,332)
Total Distributions	(292,873)	(489,047)
Capital Share Transactions
Investor Shares	39,581	(59,916)
Admiral Shares	832,932	1,709,160
Net Increase (Decrease) from Capital Share Transactions	872,513	1,649,244
Total Increase (Decrease)	1,107,300	1,709,319
Net Assets
Beginning of Period	15,512,682	13,803,363
End of Period	16,619,982	15,512,682

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.03	$11.95	$11.16	$11.65	$11.83	$11.64
Investment Operations
Net Investment Income	.161[1]	.344[1]	.379[1]	.393[1]	.403[1]	.418
Net Realized and Unrealized Gain (Loss) on Investments	.235	.133	.796	(.459)	(.143)	.206
Total from Investment Operations	.396	.477	1.175	(.066)	.260	.624
Distributions
Dividends from Net Investment Income	(.159)	(.345)	(.379)	(.393)	(.402)	(.418)
Distributions from Realized Capital Gains	(.057)	(.052)	(.006)	(.031)	(.038)	(.016)
Total Distributions	(.216)	(.397)	(.385)	(.424)	(.440)	(.434)
Net Asset Value, End of Period	$12.21	$12.03	$11.95	$11.16	$11.65	$11.83
Total Return[2]	3.31%	4.06%	10.66%	-0.59%	2.31%	5.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$974	$921	$977	$853	$980	$1,007
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.89%	3.25%	3.44%	3.49%	3.52%
Portfolio Turnover Rate	9%	14%	16%	16%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.03	$11.95	$11.16	$11.65	$11.83	$11.64
Investment Operations
Net Investment Income	.165[1]	.356[1]	.388[1]	.402[1]	.415[1]	.430
Net Realized and Unrealized Gain (Loss) on Investments	.236	.130	.796	(.459)	(.143)	.206
Total from Investment Operations	.401	.486	1.184	(.057)	.272	.636
Distributions
Dividends from Net Investment Income	(.164)	(.354)	(.388)	(.402)	(.414)	(.430)
Distributions from Realized Capital Gains	(.057)	(.052)	(.006)	(.031)	(.038)	(.016)
Total Distributions	(.221)	(.406)	(.394)	(.433)	(.452)	(.446)
Net Asset Value, End of Period	$12.21	$12.03	$11.95	$11.16	$11.65	$11.83
Total Return[2]	3.35%	4.14%	10.75%	-0.51%	2.42%	5.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,646	$14,592	$12,826	$10,825	$9,947	$9,238
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.96%	3.33%	3.52%	3.59%	3.62%
Portfolio Turnover Rate	9%	14%	16%	16%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated

Long-Term Tax-Exempt Fund
to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $600,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,122,985	—	16,122,985
Temporary Cash Investments	606,451	—	—	606,451
Total	606,451	16,122,985	—	16,729,436
Derivative Financial Instruments
Assets
Futures Contracts[1]	911	—	—	911
Liabilities
Futures Contracts[1]	1,911	—	—	1,911
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,596,930
Gross Unrealized Appreciation	1,143,794
Gross Unrealized Depreciation	(12,288)
Net Unrealized Appreciation (Depreciation)	1,131,506
E.	During the six months ended April 30, 2021, the fund purchased $2,143,885,000 of investment securities and sold $1,326,297,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	138,148	11,317	250,591	20,974
Issued in Lieu of Cash Distributions	14,188	1,164	26,212	2,191
Redeemed	(112,755)	(9,248)	(336,719)	(28,339)
Net Increase (Decrease)—Investor Shares	39,581	3,233	(59,916)	(5,174)
Admiral Shares
Issued	1,761,635	144,427	3,703,372	309,973
Issued in Lieu of Cash Distributions	186,069	15,260	301,086	25,169
Redeemed	(1,114,772)	(91,512)	(2,295,298)	(195,239)
Net Increase (Decrease)—Admiral Shares	832,932	68,175	1,709,160	139,903
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund
Fund Allocation
As of April 30, 2021
New York	11.5%
California	9.4
Illinois	9.0
Pennsylvania	7.7
Florida	6.6
New Jersey	6.3
Texas	5.5
Ohio	3.3
Massachusetts	2.9
Michigan	2.8
Colorado	2.5
Georgia	2.2
Wisconsin	2.2
Missouri	1.9
South Carolina	1.7
Alabama	1.4
Connecticut	1.4
Arizona	1.4
District of Columbia	1.4
Indiana	1.3
Washington	1.3
Maryland	1.3
Puerto Rico	1.3
Tennessee	1.3
Virginia	1.2
Louisiana	1.1
North Carolina	1.1
Kentucky	1.0
Other	8.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

High-Yield Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.2%)
Alabama (1.4%)
	Birmingham AL GO	5.000%	3/1/40	3,010	3,551
	Birmingham AL GO	5.000%	3/1/45	4,050	4,770
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,722
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,380
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,500	2,911
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	3,000	3,118
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	23,915	29,640
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	6,785	7,885
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	14,629
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,929
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	9,178
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,488
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,377
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	40,771
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,596
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,716
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	3,095
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	4,000	4,102
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,877
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,525
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	20,330	24,138
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	2,000	2,282
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	749
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,413
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,290
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,287
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	2,192
					243,611
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,827
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,827
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	165	168
					11,822
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,717
Arizona (1.4%)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	8,250	8,528
[4,5]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	684
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,508
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	1,057
[4,5]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	785
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,399
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,881
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,655
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,697
[4,5]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	987
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,830
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	988
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	2,105
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	744
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	790
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	3,198
[6]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,412
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,667
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,415
[6]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,809

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	10,920
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	28,465	31,510
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,643
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,358
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,672
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	1,062
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	6,793
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	269
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	799
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,553
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	475
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	383
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	641
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,970
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,866
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	300	318
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	471
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,176
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	2,000	2,175
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/51	3,300	3,459
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,210
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,521
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	2,048
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,651
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,214
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	6,915
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	6,047
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/47	8,650	8,801
[4]	Pima Country IDA Charter School Aid Revenue	5.000%	6/15/52	3,365	3,422
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/37	1,000	1,164
	Pima County AZ Community College District College & University Revenue	4.000%	7/1/38	1,000	1,161
[4]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	3,650	3,703
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,615
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	2,269
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	5,000	6,680
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,724
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	17,144
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,656
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	10,424
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	21,335
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,744
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,211
	Yavapai County IDA Resource Recovery Revenue PUT (Waste Management Inc. Project)	2.800%	6/1/21	350	351
					240,662
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,685
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,829
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,584
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,430	6,712
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	693
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	7,388
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	2,000	2,184
					26,075
California (9.2%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	856
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	4,226
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,873
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,703
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	1,500	1,674
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	15,420	18,147
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,332
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/43	5,000	6,019
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	1,000	1,204
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	4,000	4,415
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	5,433
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	10,000	10,712
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	8/1/49	2,000	2,282
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	22,000	25,160

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	10,250	10,887
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	5,324
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	5,218
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,000	14,356
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,159
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,299
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,250	1,528
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,721
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	3,089
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	11,689
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	900	1,010
	California GO	4.000%	9/1/37	1,470	1,698
[5]	California GO	5.000%	9/1/41	2,500	3,244
	California GO	3.000%	12/1/43	1,500	1,627
	California GO	3.000%	12/1/46	5,000	5,388
	California GO	5.000%	12/1/46	2,500	3,236
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	4,665	4,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	3,129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	9,100	10,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	6,225
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	3,350	3,874
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,960
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	5,500	6,524
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	13,500	15,546
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	11,455	13,378
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,120	6,058
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	11,200	12,592
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,000	6,625
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	7,991	9,291
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,936
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	1,000	1,008
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	430	483
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/38	840	950
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,135	1,301
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,588
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,240
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,278
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,665	6,633
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	6,511
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,818
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,565	5,102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,900	4,440
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	4,250
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,838
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	2,337
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,921
[2]	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	8,000	9,031
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,377
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	360	445
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	6,152
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	7,990
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	12,041
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	10,000	11,183
	California State University College & University Revenue	4.000%	11/1/38	5,560	6,322
	California State University College & University Revenue	4.000%	11/1/45	2,750	3,105
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,120	1,365
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	17,805
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	18,125	20,444
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	1,500	1,728
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	2,650	3,035
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,364
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,013
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	6,600	6,927
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,000	1,110
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	5,965	6,721
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	23,696

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,101
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,679
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	6,630	8,784
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,701
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,689
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,517
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	10,204
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	10,000	10,579
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,252
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	651
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	9,850	9,767
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	5,048
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	5,115
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	5,159
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	6,500	7,559
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	15,000	14,370
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	23,007
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/56	7,000	7,517
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	12,500	13,362
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,495	2,728
	El Camino Healthcare District GO	4.000%	8/1/35	4,290	4,866
	El Camino Healthcare District GO	4.000%	8/1/36	6,000	6,784
[6]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,721
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	603
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/44	1,000	1,194
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/49	1,600	1,899
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	10,666
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	7,183
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	15,100	17,959
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,000	9,362
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,565	5,358
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	10,085	11,810
[6]	Hayward Unified School District GO	4.000%	8/1/43	18,500	21,395
[6]	Hayward Unified School District GO	4.000%	8/1/48	3,500	4,017
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,000	5,817
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	1,000	1,183
	Irvine Unified School District Special Tax Revenue	5.000%	3/1/57	7,285	8,577
	La Canada Unified School District GO	4.000%	8/1/49	1,000	1,153
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/32	3,500	3,822
	Lee Lake Public Financing Authority Special Tax Revenue	5.125%	9/1/35	2,350	2,564
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/30	2,000	2,325
	Long Beach Unified School District GO	5.000%	8/1/35	7,225	8,745
	Los Angeles CA Unified School District GO	3.000%	7/1/45	4,600	4,922
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	8,669
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	780	874
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	9,925	10,916
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	100	114
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,200	1,428
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,300	1,539
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,829
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,260
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	2,810	3,721
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/34	2,500	2,802
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,930	3,865
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,750	2,034
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	2,133
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	5,000	6,459
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	1,500	1,676
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	2,179
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	6,174
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	12,530	16,041
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,924
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	9,380
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	5,000	6,365
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	3,417
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/50	5,000	5,791

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	5,500	6,963
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	22,900
	Los Angeles Department of Water Revenue	5.000%	7/1/46	1,355	1,608
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	9,595
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	7,322
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	2,575	2,960
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	4,000	4,114
[5]	Modesto Elementary School District GO	3.000%	8/1/46	2,270	2,412
[5]	Modesto Elementary School District GO	3.000%	8/1/50	2,755	2,910
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	1,965	2,264
[6]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,625
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/25	1,000	1,168
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,398
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	1,500	1,923
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	1,855	2,413
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,481
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,750	2,314
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,806
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,450	3,226
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,801
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,210	2,896
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,797
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	3,015
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,662
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,999
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,000	5,965
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	1,100	1,264
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	1,000	1,175
	Oakland Unified School District/Alameda County GO, Prere.	5.500%	8/1/22	3,000	3,195
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,319
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,314
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	777
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	635
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	602
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	601
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	677
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	819
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	460	548
[9]	Palomar Health GO	0.000%	8/1/33	8,805	7,040
	Palomar Health GO	4.000%	8/1/35	4,000	4,443
[9]	Palomar Health GO	7.000%	8/1/38	10,740	15,298
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,122
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	5,391
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,886
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,888
[6]	Paramount Unified School District GO	3.000%	8/1/50	2,000	2,127
	Peralta Community College District GO	4.000%	8/1/39	5,000	5,488
	Peralta Community College District GO	4.000%	8/1/39	7,205	7,909
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/28	2,400	3,022
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,952
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,913
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	3,700	4,396
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	2,455	2,914
[6]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	2,950	3,492
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	2,000	2,245
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,589
[10]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,401
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	7,041
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	3,391
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,454
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	3,259
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,789
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,471
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,952
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	7,318
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,525	3,004

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	6,000	7,138
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	11,000	11,717
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	20,845	23,268
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	13,165
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,700
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,208
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	603
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,247
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,203
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/44	3,000	3,429
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	2,750	3,302
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	3,035
	San Diego Tobacco Settlement Tobacco Settlement Revenue Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	1,105	1,213
[1,4]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.560%	5/6/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,679
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	645	673
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/33	10,000	10,893
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	12,484
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	12,730
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	9,313
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	3,200
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	2,500	2,805
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,641
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	4,525	5,457
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	5,000	5,984
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	9,320	11,238
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	67,525	82,333
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	23,975	29,223
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	9,935	13,230
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,385	7,031
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	7,795
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,588
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,048
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,395
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	3.000%	8/1/21	2,500	2,515
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	2,000	1,823
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,362
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	3,683
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,015
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	15,472
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,941
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	15,910	15,196
	San Mateo CA Special Tax Revenue	5.000%	9/1/42	2,000	2,090
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,872
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	11,300	12,714
[6]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,156
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	8,450
[11]	Ukiah CA Unified School District GO	0.000%	8/1/31	9,245	7,580
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,508
[5]	University of California College & University Revenue	5.000%	5/15/42	4,500	5,736
	University of California College & University Revenue	5.000%	5/15/43	3,500	4,370
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,924

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/46	2,425	2,896
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,862
	University of California College & University Revenue	3.000%	5/15/51	4,980	5,281
	University of California College & University Revenue	5.000%	5/15/58	15,185	18,683
	University of California College & University Revenue	5.250%	5/15/58	8,000	10,036
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,943
[6]	Vallejo CA Water Revenue	4.000%	5/1/46	2,500	3,030
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	3,085
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,537
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	3,212
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	5,326
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	18,865	21,163
					1,625,073
Colorado (2.4%)
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/37	3,195	3,277
	Adonea Metropolitan District No. 2 GO	5.125%	12/1/45	4,940	5,049
	Adonea Metropolitan District No. 2 GO	7.500%	12/15/45	3,111	3,151
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	534
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	686
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,350
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,214
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/49	1,300	1,424
	Broadway Station Metropolitan District No. 2 GO	5.000%	12/1/35	1,460	1,602
	Broadway Station Metropolitan District No. 2 GO	5.125%	12/1/48	5,250	5,714
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	1,071
[6]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,368
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,502
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,420	1,488
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,393
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,205
	City & County of Denver CO Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,597
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	553
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	632
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/50	1,000	1,087
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,129
	Colorado COP	4.000%	3/15/30	6,000	7,115
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,791
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,917
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,649
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,835
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,510
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,555	4,502
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,788
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	7,250	8,064
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,736
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	583
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	553
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	6,855	8,111
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	5,405	6,206
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	5,024
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	563
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,630	4,302
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	1,000	1,180
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	579
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	16,595	20,437
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/9/22	4,580	4,908
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	1,000	1,083
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,650	4,191
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	8,130	9,320
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	846
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,623
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	965
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	3,695	4,086
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,390	5,234
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	15,000	18,887
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	38,363
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	30,000	36,489
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/25	3,840	4,571

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,548
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,350
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	2,153
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	12,000	11,569
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	19,019
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,585
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	3,262
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,916
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/39	900	979
	Hunters Overlook Metropolitan District No. 5 GO	5.000%	12/1/49	1,000	1,082
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,949
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	532
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	551
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	1,725	1,885
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,020
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	526
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,000	2,126
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	400	340
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	7,760	8,667
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,908
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	587
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	640	764
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	474
	Solaris Metropolitan District No. 3 GO	3.750%	12/1/26	618	645
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/36	850	890
	Solaris Metropolitan District No. 3 GO	5.000%	12/1/46	1,880	1,967
	Southglenn Metropolitan District GO	3.500%	12/1/26	6,000	6,215
	Southglenn Metropolitan District GO	5.000%	12/1/30	2,285	2,380
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,842
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,907
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	365
	STC Metropolitan District No. 2 GO	5.000%	12/1/38	1,500	1,640
	STC Metropolitan District No. 2 GO	5.000%	12/1/49	1,500	1,626
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,833
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	750	794
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	8,000	8,509
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	12,500	13,295
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,860
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	7,250	7,739
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,875	1,972
	Village Metropolitan District GO	5.000%	12/1/49	1,750	1,926
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	827
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,636
[3]	Westerly Metropolitan District No. 4, 5.750% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	826
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	3,027
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	7,369
					426,936
Connecticut (1.4%)
	Connecticut GO	5.000%	3/1/27	5,000	5,634
	Connecticut GO	4.000%	8/15/29	11,500	13,267
[2]	Connecticut GO	5.000%	6/15/31	10,010	11,725
[6]	Connecticut GO	5.000%	6/15/31	1,800	2,291
	Connecticut GO	5.000%	11/15/31	1,550	1,833
	Connecticut GO	3.000%	1/15/32	2,500	2,840
[6]	Connecticut GO	5.000%	6/15/32	5,000	6,346
[6]	Connecticut GO	5.000%	6/15/33	1,800	2,278
	Connecticut GO	3.000%	1/15/34	1,000	1,121
[6]	Connecticut GO	5.000%	4/15/34	2,000	2,575
	Connecticut GO	5.000%	9/15/34	3,000	3,784
	Connecticut GO	3.000%	1/15/35	1,500	1,677
[6]	Connecticut GO	5.000%	4/15/35	3,150	4,048
	Connecticut GO	4.000%	6/1/35	875	1,056
	Connecticut GO	5.000%	9/15/35	4,275	5,382
	Connecticut GO	5.000%	11/15/35	1,000	1,177
	Connecticut GO	3.000%	1/15/36	1,050	1,169
[6]	Connecticut GO	5.000%	4/15/36	2,300	2,947
	Connecticut GO	3.000%	1/15/37	1,045	1,159
	Connecticut GO	5.000%	9/15/37	2,360	2,955
	Connecticut GO	3.000%	1/15/38	2,070	2,287

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	3.000%	1/15/39	2,400	2,644
[6]	Connecticut GO	5.000%	4/15/39	2,490	3,166
	Connecticut GO	4.000%	6/1/39	600	715
	Connecticut GO	3.000%	1/15/40	4,815	5,287
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	1.800%	11/15/21	1,045	1,052
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	10,000	12,480
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,830	7,082
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,978
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,500	1,988
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,000	1,216
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/36	4,000	4,785
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,250	5,160
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	10,897
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	10,255	12,413
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	3,905	4,713
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,770	4,540
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	3,615	4,704
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	3,790	4,903
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/32	3,980	5,138
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,763
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,942
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	2,026
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	7,000	7,836
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	3,767
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,133
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,828
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	6,498
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	3,222
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	2,235
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,850
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	3,660	3,688
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	5,139
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,500	1,642
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	2,183
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	8,043
	University of Connecticut College & University Revenue	5.000%	4/15/26	5,000	6,060
	University of Connecticut College & University Revenue	5.000%	2/15/32	1,040	1,204
	University of Connecticut College & University Revenue	5.000%	2/15/33	2,265	2,618
					243,089
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	5,429
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,300
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	432
[4]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	3,332
					10,493
District of Columbia (1.3%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	734
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,595
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	941
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	3,414
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,469
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	5,789
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	2,500	2,846
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,311
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,595
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,244
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,643
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	15,022
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	2,205
	District of Columbia GO	5.000%	6/1/37	3,105	3,897
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,000	1,045
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	7,071
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	4,028
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,167
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,678
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	4,060
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,069
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	945

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	1,981
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,764
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	1,132
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	5,027
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	58,750	66,868
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,000	2,266
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	5,000	5,184
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	3,165
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,438
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/30	4,000	4,562
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	3,850	4,713
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	5,000	6,568
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	2,250	2,747
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	1,500	1,825
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,430
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	2,000	2,400
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	10,000	11,755
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,473
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,987
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,750
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	5,928
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,281
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/44	2,500	2,842
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	7,015	8,394
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	5,100	6,027
					238,275
Florida (6.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	20,000	22,479
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,000	3,401
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	534
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	16,683
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	2,000	2,433
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,405
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	2,660	3,313
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,588
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,964
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,519
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	2,073
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,531
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	4,400
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,318
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/45	7,455	8,641
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/47	5,000	5,980
	Broward County Fl Airport System Revenue Port, Airport & Marina Revenue	4.000%	10/1/44	3,000	3,420
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	17,245
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	4,000	4,266
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	7,962
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,757
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,415	2,570
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	1,040	1,079
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,901
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	7,213
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	739
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	5,512
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	6,513
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,423
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	1,214
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	4,278
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	19,135	21,532
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,348
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,484
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	2,292
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,334
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	8,900	9,626
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,695	7,224
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,829
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	5,407
[4,12]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	3,000	960
[4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/43	1,000	1,149

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,12]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	183
[4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	5.250%	12/1/58	2,500	2,840
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	3,161
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,887
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	7,545	8,651
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	13,650
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	8,250	9,413
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,000	9,094
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	359
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	646
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	7,923
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	1,068
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	923
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/50	1,950	2,090
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	4,451
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	35,500	36,844
	Florida GO	5.000%	7/1/28	9,160	11,835
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,529
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	11,096
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	11,922
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	1,700	1,951
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/44	6,370	7,247
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	20,500	24,535
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/47	10,000	11,961
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,000	10,769
[1,4]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	0.220%	5/6/21	6,200	6,200
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,000	1,130
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	3,850	4,397
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	7,031
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	7,999
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	8,373
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	10,000	11,334
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	17,720
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	7,466
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	11,514
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	2,320	2,865
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	14,131
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,470
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,155
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,369
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,935
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	2,145
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	375	410
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	580	639
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	894
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	891
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/37	750	784
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,565
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	7,042
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	14,305	16,060
[4]	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Preserve Project)	5.750%	12/1/52	5,000	5,118
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/22	2,000	2,114
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/23	2,815	3,105
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,620
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,761
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,735	3,446
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	5,043
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	6,234
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	3,477
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,140	3,372
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,000	5,796
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	2,200	2,363
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,550	1,767
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	1,060	1,204
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,975	2,241
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	10,239
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	29,095	33,069

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,812
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,000	3,602
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,814
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,994
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	4,470
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	18,960	22,670
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	6,107
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	9,106
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	3,131
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,975
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	4,170	4,457
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	6,395	6,835
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,460	2,629
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,540
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	1,117
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,885	10,466
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,000	7,051
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	8,095	9,513
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,000	1,206
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,620
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,935
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	6.125%	8/1/42	925	928
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	5,180
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	8,019
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,820
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	9,875	9,825
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/24	1,590	1,785
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.000%	10/1/25	1,680	1,885
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.250%	10/1/38	5,000	5,633
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	2,023
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,129
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	4,008
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	10,200	11,895
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,663
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,467
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	7,500	7,830
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	10,030	11,004
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,402
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,350
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	1,001
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,563
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,556
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	4,012
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,987
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	745	755
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,970	3,325
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	7.500%	6/1/49	3,175	3,405
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	9,183
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/55	3,125	3,318
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,382
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,564
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	3,490	3,992
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	1,185
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	10,000	10,621
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,795
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,628
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,480
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/36	5,000	5,722
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,267
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,357
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,236
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,572
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,221
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,107
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,210
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,212
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,149
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	7,000	6,804

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,750	3,750
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	21,965	26,356
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	7,185	8,046
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	5,000	5,572
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,574
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,810
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,746
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,872
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	8,874
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	8,500	9,895
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	511
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,455
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	19,906
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	8,488
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,500	5,376
	USF Financing Corp. COP	5.000%	7/1/29	5,475	6,396
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,673
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,812
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	4,202
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	7,533
					1,129,407
Georgia (2.1%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	8,831
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,100	1,134
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,031
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/28	1,755	1,810
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	4,272
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,845
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	4,124
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/35	6,800	7,996
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	7,060
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	994
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	2,172
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,375
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,199
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	251
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	558
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	615
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	307
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/34	5,505	6,324
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/39	5,000	5,738
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,741
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	477
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	476
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	474
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,850
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	4,045
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,296
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,532
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,246
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	8,620
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	5,805	6,890
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	8,500	10,015
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,350
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	8,800	9,405
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	5,108
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	3,051
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	11,000	12,489
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,722
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	1,230	1,390
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,751
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,762
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,589

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	626
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	7,447
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	8,000	8,910
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	280
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	38,853
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	6,400	7,624
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	6,203
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	19,250	22,800
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,621
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,490	7,742
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,410
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,000	2,407
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/31	435	498
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,775	6,680
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	6,960
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	987
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,536
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,406
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	11,380
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	26,015	28,080
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	543
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	2,250	2,609
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	11,655	14,107
	Private Colleges & Universities Authority College & University Revenue Corp. (Mercer University Project)	5.000%	10/1/45	20,060	22,047
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	3,095	3,457
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,721
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,589
					382,438
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	1,000	1,043
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	825	880
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	5,500	5,919
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	3,000	3,223
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,790
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,634
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	6,201
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,519
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	3,222
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	3,033
	Guam Income Tax Revenue	5.000%	12/1/46	1,000	1,129
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,284
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	3,585	4,116
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	154
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	500	567
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,100	1,130
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/33	9,805	11,069
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,128
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/37	270	278
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	1,960	2,067
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,700	1,903
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,392
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,563
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,761
					67,005
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	3,076
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	25,465	29,322
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	601
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,193
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,674
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,273
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,921
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	1,072
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	881
					42,013
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,510

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,105
					8,615
Illinois (8.8%)
	Chicago Board of Education GO	0.000%	12/1/25	7,550	7,020
[10]	Chicago Board of Education GO	0.000%	12/1/28	5,000	4,298
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,515	1,215
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,010
[10,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,010
	Chicago Board of Education GO	5.000%	12/1/30	9,555	11,827
	Chicago Board of Education GO	5.000%	12/1/30	3,745	4,635
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	5,250
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,625
[10]	Chicago Board of Education GO	0.000%	12/1/31	860	667
[10,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,887
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	772
	Chicago Board of Education GO	5.000%	12/1/31	1,600	1,971
	Chicago Board of Education GO	5.000%	12/1/32	2,500	3,068
	Chicago Board of Education GO	5.125%	12/1/32	6,225	6,918
	Chicago Board of Education GO	5.000%	12/1/33	5,345	5,609
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,227
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,804
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,526
	Chicago Board of Education GO	5.250%	12/1/35	6,480	7,185
	Chicago Board of Education GO	5.000%	12/1/36	8,905	10,482
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,467
	Chicago Board of Education GO	5.000%	12/1/38	2,500	3,065
	Chicago Board of Education GO	5.250%	12/1/39	19,475	21,507
	Chicago Board of Education GO	5.500%	12/1/39	2,925	2,985
	Chicago Board of Education GO	5.250%	12/1/41	350	357
	Chicago Board of Education GO	5.000%	12/1/44	1,000	1,153
	Chicago Board of Education GO	7.000%	12/1/44	37,350	45,020
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,843
	Chicago Board of Education GO	6.500%	12/1/46	14,500	17,637
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	4,078
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	303
	Chicago IL GO	5.000%	1/1/26	2,750	3,119
	Chicago IL GO	0.000%	1/1/31	4,915	3,731
	Chicago IL GO	5.500%	1/1/31	3,230	3,652
	Chicago IL GO	5.000%	1/1/34	6,660	6,797
	Chicago IL GO	5.000%	1/1/34	2,000	2,161
	Chicago IL GO	5.000%	1/1/35	4,370	4,947
	Chicago IL GO	5.000%	1/1/36	5,000	5,391
	Chicago IL GO	5.000%	1/1/38	13,000	14,643
	Chicago IL GO	6.000%	1/1/38	100	121
	Chicago IL GO	5.500%	1/1/39	3,700	4,131
	Chicago IL GO	5.000%	1/1/40	3,800	4,509
	Chicago IL GO	5.500%	1/1/42	2,000	2,225
	Chicago IL GO	5.000%	1/1/44	5,295	6,229
	Chicago IL GO	5.500%	1/1/49	7,500	9,031
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,803
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,881
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,336
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	9,000	9,992
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	441
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,130
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,220	14,955
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,371
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	2,083
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	16,180	17,995
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,606
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	6,945	7,691
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,949
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.375%	1/1/33	4,000	4,301
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,105	7,835
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	12,898
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,930	4,700
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	13,400	15,383
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	182

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,798
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,000	12,619
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,436
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,792
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	6,396
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,959
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	7,565
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,000	5,987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	12,991
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	4,148
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,228
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	3,224
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,544
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	12,000	12,963
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	5,000	5,909
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	14,524
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,838
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,901
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	5,475	6,219
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,897
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	4,500	5,269
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	6,150	7,470
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	10,595	10,923
[6]	Chicago Park District GO	5.000%	1/1/37	1,240	1,552
[6]	Chicago Park District GO	4.000%	1/1/38	1,625	1,884
	Chicago Park District GO	5.000%	1/1/40	7,500	8,090
[6]	Chicago Park District GO	5.000%	1/1/40	1,880	2,335
[6]	Chicago Park District GO	4.000%	1/1/41	4,000	4,496
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	5,107
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,962
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	6,737
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	2,950	3,037
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	5,400	5,560
	Cook County IL GO	5.000%	11/15/31	715	945
	Cook County IL GO	5.000%	11/15/32	470	619
	Cook County IL GO	5.000%	11/15/33	460	603
	Cook County IL GO	5.000%	11/15/34	1,150	1,399
	Cook County IL GO	5.000%	11/15/35	1,025	1,245
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	1,100
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	3,129
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	598
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,846
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,614
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	13,699
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,000	3,303
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	2,012
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	7,875	9,330
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,544
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,558
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	2,094
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	130	129
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,365	1,547
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	785	770
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,294
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,163
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	6,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	5,137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	5,572
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,730
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	2,207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	8,294
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,531
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	2,158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	6,052
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,539

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	3,646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,750	3,238
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	4,138
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	6,250	6,604
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,330
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	7,500	7,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	10,138
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	7,833
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,150	9,142
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,392
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	7,567
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	6,000	6,685
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,512
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,395
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,443
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	2,000	2,033
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,525
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	2,000	2,244
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	9,250	9,647
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/43	10,000	10,867
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,965
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	11,612
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/45	1,000	1,188
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	19,750	22,812
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	39,347
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	6,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	2,277
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,268
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	4,074
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	3,004
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	4,370
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	7,010	7,731
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	4,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/50	2,845	3,379
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,466
	Illinois GO	5.000%	8/1/21	8,000	8,090
	Illinois GO	5.000%	10/1/21	2,500	2,547
	Illinois GO	5.000%	3/1/22	6,600	6,851
	Illinois GO	5.000%	5/1/22	1,150	1,202
	Illinois GO	5.000%	8/1/22	15,475	16,348
	Illinois GO	5.000%	12/1/22	9,500	10,173
	Illinois GO	5.000%	2/1/23	6,000	6,468
	Illinois GO	5.000%	3/1/23	6,165	6,393
	Illinois GO	5.000%	8/1/23	13,850	15,218
	Illinois GO	5.000%	3/1/24	5,050	5,234
	Illinois GO	5.000%	8/1/24	13,660	14,409
	Illinois GO	5.000%	11/1/24	8,000	9,104
	Illinois GO	5.000%	2/1/25	2,270	2,531
	Illinois GO	5.000%	3/1/25	3,130	3,238
	Illinois GO	5.000%	8/1/25	3,000	3,165
	Illinois GO	5.000%	2/1/26	3,750	4,445
	Illinois GO	5.500%	7/1/26	5,845	6,434
	Illinois GO	5.000%	11/1/26	19,990	23,839
	Illinois GO	5.000%	12/1/26	1,610	1,940
	Illinois GO	5.000%	11/1/27	13,450	16,305
	Illinois GO	5.000%	2/1/28	10,000	11,961
	Illinois GO	4.000%	3/1/28	4,000	4,664
	Illinois GO	5.000%	11/1/28	2,600	3,095
	Illinois GO	5.000%	5/1/29	6,125	6,794
	Illinois GO	5.000%	10/1/29	3,000	3,694
	Illinois GO	5.000%	11/1/29	14,300	17,034
	Illinois GO	5.000%	3/1/30	3,000	3,803
	Illinois GO	5.000%	10/1/30	2,500	3,060
	Illinois GO	5.000%	1/1/33	3,490	3,590
[2]	Illinois GO	5.250%	2/1/33	6,200	6,824
	Illinois GO	5.000%	3/1/33	1,000	1,036
[2]	Illinois GO	5.500%	7/1/33	3,350	3,648
	Illinois GO	4.000%	12/1/33	9,000	10,072

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	1/1/34	4,205	4,326
[2]	Illinois GO	5.250%	2/1/34	3,125	3,435
	Illinois GO	4.000%	6/1/34	1,245	1,364
	Illinois GO	5.000%	3/1/35	2,065	2,139
	Illinois GO	5.000%	4/1/35	1,100	1,174
	Illinois GO	5.000%	3/1/36	885	917
	Illinois GO	4.125%	10/1/36	4,500	5,216
	Illinois GO	4.000%	10/1/38	4,000	4,582
	Illinois GO	4.000%	3/1/39	1,050	1,206
	Illinois GO	4.000%	10/1/39	2,475	2,826
	Illinois GO	4.000%	10/1/40	5,000	5,691
	Illinois GO	5.750%	5/1/45	4,750	6,093
[1,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.200%	5/6/21	19,505	19,505
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,650	1,784
	Illinois Sales Tax Revenue	5.000%	6/15/26	6,560	7,731
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,415	4,878
[6]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,446
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,400	2,757
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	11,189
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	10,397
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,891
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	2,965	3,773
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,350
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,941
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,941
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,020	7,830
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,695
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,575	2,705
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	6,181
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	5,599
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,141
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	261
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	6,173
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	5,209
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	15,243
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	7,575	8,556
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	14,000	16,119
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	12,255	14,414
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	32,500	36,417
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	27,500	33,010
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	6,500	6,741
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,500	8,674
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,611
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,726
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	4,520	5,145
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	27,574
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	1,200	1,205
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,433
	Romeoville IL GO	4.000%	12/30/33	4,710	5,639
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	1,260	1,335
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,674
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,625
	Will County IL GO	4.000%	11/15/47	4,000	4,709
					1,557,168
Indiana (1.3%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,195
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,889
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,555
	Indiana Finance Authority Electric Power & Light Revenue PUT, Prere.	0.950%	4/1/26	4,525	4,515
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,331
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	6,000	6,397
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,928
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	7,205	8,150
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	28,123
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	11,621
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	7,500	8,155
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	14,200	13,364
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,494
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/40	2,500	2,720

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/44	25,550	27,771
	Indiana Finance Authority Industrial Revenue	5.000%	7/1/48	28,315	30,758
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue, ETM	7.375%	7/1/23	19,400	21,257
	Indiana Ivy Tech Community College College & University Revenue	5.000%	7/1/31	1,175	1,484
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,547
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,992
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,494
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,881
	Whiting IN Industrial Revenue PUT	5.000%	6/5/26	25,525	30,985
					230,606
Iowa (0.6%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	4,088
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	18,400	20,156
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	27,515	30,407
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,319
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	3,106
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	3,798
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	6,380
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/22	500	536
	Iowa Student Loan Liquidity Corp. Student Loan Revenue	5.000%	12/1/24	1,095	1,258
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	100,000	17,491
	Xenia Rural Water District Water Revenue	5.000%	12/1/31	1,610	1,892
	Xenia Rural Water District Water Revenue	5.000%	12/1/36	3,300	3,827
	Xenia Rural Water District Water Revenue	5.000%	12/1/41	2,000	2,299
					101,557
Kansas (0.5%)
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	7,022
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	4,096
[6]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,229
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,663
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,189
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	6,078
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,895	4,490
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	4,080	4,703
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,000	5,764
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	16,269
	Wichita KS GO	5.000%	12/1/34	2,280	2,722
	Wichita KS GO	5.000%	12/1/35	2,365	2,820
	Wichita KS GO	5.000%	12/1/39	11,305	13,380
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,402
	Wichita KS Health, Hospital, Nursing Home Revenue	7.375%	12/15/43	5,000	5,336
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,886
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	2,195	2,283
					94,332
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,144
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	14,333
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	12,324
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,651
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	11,355
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,482
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	6,680	6,775
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	2,110
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	2,234
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,432
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,903
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	641
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	15,995	17,837
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	17,488
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	14,085
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,950	12,646
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	6,670	7,864
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	12,025	13,314
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,719
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,596
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	1,145
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	9,500	10,590

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	4,970	5,225
					171,893
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	775	783
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	815	836
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,700	2,930
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,687
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,779
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,132
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	5,032
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,672
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	2,271
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,827
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	17,395	19,908
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	12,634
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	9,971
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	6,076
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,766
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,646
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,000	8,448
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	125
[2]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/42	3,500	4,047
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	25,810	27,750
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	912
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	907
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	1,034
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	713
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	598
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	896
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	3,101
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	596
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,301
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,655
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,891
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	12,018
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	3,129
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	4,182
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	1,210	1,315
	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue, Prere.	5.000%	4/1/23	2,720	2,956
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	12,515	12,993
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,712
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,238
					187,467
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	876
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	614
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	841
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	1,060
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,339
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,810
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,721
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	5,216
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	8,383
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,606
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	6,052
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.500%	11/15/28	120	122
					35,640
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,072
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,237
	Anne Arundel County MD GO	5.000%	4/1/30	2,500	3,361
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,356
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	669
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	202
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,941
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,804
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	757

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	2,298
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,400	6,251
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,065	2,124
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,743
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,728
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,231
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	7,054
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	534
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	1,051
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	1,054
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	5,371
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	7,215	8,024
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	7,500	8,396
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/29	3,060	3,577
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	4,019
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	3,019
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	220
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	196
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	164
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	197
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	213
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	361
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	415
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	358
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,262
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	1,138
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,550	1,702
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	6,739
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	8,665	9,535
	Maryland Economic Development Corp. Transit Revenue	5.000%	9/30/26	5,000	5,125
	Maryland GO	5.000%	3/1/32	9,760	13,288
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,719
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/46	750	840
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	1,117
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,388
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	663
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	279
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,035	2,367
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	1,084
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,712
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	15,000	17,404
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,698
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,806
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,696
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	6,750	7,132
	Maryland State Transportation Authority Port, Airport & Marina Revenue	5.000%	6/1/26	4,615	5,569
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	7,899
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	2,067
	Prince George's County MD COP	5.000%	10/1/48	15,000	18,626
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	9,418
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	6,212
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	1,250	1,319
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	2,500	2,610
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	4,120	4,275
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	5,000	5,766
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	812
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,166
					229,430
Massachusetts (2.8%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	3,269
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,762
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,150
	Commonwealth of Massachusetts GO	5.000%	5/1/32	9,000	10,185
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,449
	Commonwealth of Massachusetts GO	5.000%	1/1/43	8,205	10,196
	Commonwealth of Massachusetts GO	5.000%	11/1/44	7,000	8,709

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	2/1/45	10,000	11,334
	Commonwealth of Massachusetts GO	4.000%	2/1/46	10,025	11,351
	Easthampton MA GO	3.000%	6/1/33	2,270	2,508
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,205	3,687
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	9,569
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,452
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	7,545
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	17,398
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	1,000	1,143
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,638
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,766
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,490	2,874
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	4,000	4,397
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,586
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	13,170	15,233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	2,000	2,281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,394
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,218
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	6,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	965
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,730	2,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	635	663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,109
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	2,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	3,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,761
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,000	4,661
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	583
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	4,446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	6,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,676
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,165	7,804
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,372
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	605
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	1,150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,500	1,407
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	3,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	9,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,235	8,658
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	15,300	16,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	120	127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	745	787
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,133
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,116
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,658
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,285	1,391
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,070	8,810
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,441
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,515	4,851
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	3,253
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,885
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,143
	Massachusetts Educational Financing Authority Student Loan Revenue	4.000%	7/1/21	1,205	1,212
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/22	1,500	1,582
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	1/1/24	7,000	7,840
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/26	1,250	1,499

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,950
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	3,098
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,549
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,758
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,808
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	4,350	4,424
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	1,000	1,015
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	1,065
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	840
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	819
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	2,002
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,000	2,659
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,585	3,277
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	794
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	3,440	4,551
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,792
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	949
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,955
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	6,307
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	789
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,205	6,845
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	996
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	790	1,032
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	7,850
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	675	878
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	575	744
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	800	1,031
	Massachusetts Port Authority Port, Airport & Marina Revenue	4.000%	7/1/46	22,060	24,745
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/47	3,110	3,708
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	9,213
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,174
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,208
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,273
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,583
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,254
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,437
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,684
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,399
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,507
[1,4]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB VRDO	0.160%	5/6/21	9,450	9,450
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	18,882
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	20,000	23,764
					502,618
Michigan (2.7%)
[15]	Chippewa Valley Schools GO	5.000%	5/1/31	1,000	1,195
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	11,217
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	4,735	5,017
	Detroit MI Water Supply System Water Revenue, Prere.	5.000%	7/1/21	5,000	5,039
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	2,045	2,062
[6]	Genesee County MI GO	5.250%	2/1/40	12,330	14,353
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,730	1,926
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,550	3,952
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	7,243
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,241
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	2,172
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,572
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,239
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	2,168
	Grosse Pointe Public School System GO	5.000%	5/1/33	1,285	1,655
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,843
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,050	3,434
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,350	3,764
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,750	5,324
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,810	5,363
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,500	8,372
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	16,110	17,764
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,474
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	5,427
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	1,069

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,219
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/29	1,000	1,215
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,311
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,225
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,552
	Michigan Finance Authority College & University Revenue	5.000%	2/1/47	4,000	4,222
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	7,855
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,040	8,251
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,537
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	3,185
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,738
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	5,463
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,704
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,515	6,283
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,568
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,932
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	2,510	2,676
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,500	6,940
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,701
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	4,750	5,428
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,278
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	9,943
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	9,850	11,758
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,000	4,630
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	3,143
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,457
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,449
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	4,215
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	13,548
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,211
[2]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	4,400	5,008
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	2,000	2,275
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/44	5	5
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,500	6,443
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	8,430	9,860
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	17,825	18,834
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	7,505	7,921
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	24,058
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,555
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	2,500	2,848
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	2,805	3,195
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,500	1,705
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	11,135	13,227
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	5,000	5,896
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	6,000	6,947
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	2,115	2,217
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	11,792
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	10,000	12,083
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.850%	8/2/21	3,800	3,823
	Novi Community School District GO	5.000%	5/1/35	1,840	2,411
	Novi Community School District GO	5.000%	5/1/38	1,905	2,474
	Novi Community School District GO	5.000%	5/1/40	1,900	2,464
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,874
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	10,623
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,482
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,222
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,220
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,217
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,215
[15]	Rockford Public Schools GO	5.000%	5/1/44	2,250	2,653
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	2,181
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,370
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	6,125	6,586
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,352
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,444
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	2,211
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	3,009
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,065	2,214

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,643
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,851
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,660
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,936
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/44	2,000	2,278
					473,809
Minnesota (0.7%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,205
	Anoka MN Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,500	1,595
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,205	2,395
	Anoka MN Health, Hospital, Nursing Home Revenue	5.125%	11/1/49	3,700	3,874
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,607
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	13,991
[4]	Invesco Trust Putter TOB VRDO	0.240%	5/3/21	30,000	30,000
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,212
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,198
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	1,009
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	590
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	587
	Minneapolis MN GO	3.000%	12/1/33	4,260	4,641
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	2,245	2,675
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	508
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	240
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	269
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	269
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	298
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	274
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	297
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	1,750	2,174
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	356
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,858
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/39	1,235	1,526
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	886
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	3,037
	Minnesota GO	5.000%	8/1/35	3,150	3,727
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,314
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	947
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/39	1,000	1,112
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	694
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	2,000	2,201
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/40	5	5
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,684
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	1,068
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/24	325	368
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/25	500	583
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/26	500	597
	Minnesota Office of Higher Education Student Loan Revenue	5.000%	11/1/27	600	732
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,871
	Scott County MN GO	3.000%	12/1/32	1,775	1,974
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,108
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	432
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	342
	St. Francis Independent School District No. 15 GO	4.000%	2/1/35	575	605
	St. Francis Independent School District No. 15 GO	4.000%	2/1/36	750	789
	St. Francis Independent School District No. 15 GO	4.000%	2/1/37	400	420
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	750
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,430
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,711
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/22	100	100
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	200
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	201
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	200
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	250
					123,986

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,799
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,808
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,286
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,246
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,243
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,993
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	17,500	19,875
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,506
					38,756
Missouri (1.9%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,499
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	126
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	10,000	10,503
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	3,027
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	2,088
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,603
[5]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,300	3,739
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	2,420	2,488
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,214
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,673
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,185	1,487
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,754
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	3,533
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,878
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	9,729
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	40,000	48,653
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	7,975
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	4,250	5,001
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,597
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/32	2,680	3,037
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,850	1,870
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,838
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,490
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,106
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,990
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	2,116
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,635
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,207
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	200	215
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,656
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	4,000	4,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	16,000	19,031
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	12,500	13,715
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,615
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	2,475	2,711
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,748
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	40,000	46,029
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	14,351
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	10,295
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	19,877
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/27	1,770	2,079
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	2,715	3,185
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	2,142
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,516
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	3,338
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	9,893
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,423
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,053
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/46	1,750	1,833
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,328
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	3,044
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,759
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,902
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,210
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,205
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,202

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,200
					330,861
Montana (0.0%)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	1,094
Multiple States (0.2%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	23,925	24,805
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,770	5,264
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.410%	5/3/21	8,000	8,000
					38,069
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,657
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	5,296
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	657
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,326
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	15,580	17,719
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,759
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	1,160
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,313
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	2,048
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	8,567
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	3,740	4,319
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	4,358
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,537
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	11,122
					83,838
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	9,500	10,082
[2]	Clark County School District GO	5.000%	6/15/32	1,000	1,320
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,350
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	2,000	2,342
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	2,219
	Las Vegas NV Special Improvement District No. 611	4.000%	6/1/40	450	483
	Las Vegas NV Special Improvement District No. 611	4.125%	6/1/50	2,300	2,453
	Las Vegas NV Special Improvement District No. 815	5.000%	12/1/49	1,000	1,127
	North Las Vegas NV	4.250%	6/1/34	595	663
	North Las Vegas NV	4.500%	6/1/39	795	894
	North Las Vegas NV	4.625%	6/1/43	795	889
	North Las Vegas NV	4.625%	6/1/49	1,250	1,388
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	25,000	4,060
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,702
	Washoe County NV Water Revenue PUT	0.625%	4/15/22	3,000	3,007
					36,979
New Hampshire (0.4%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	600	663
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	3,000	3,282
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.250%	7/1/39	1,810	1,878
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	1,046
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	2,098
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	3,933	4,635
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	3,250	3,408
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	4,194
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,940
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,419
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	4,450	4,592
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	4,217
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	7,870	8,851
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	4,000	4,704
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	16,849
					63,776
New Jersey (6.1%)
[2]	Atlantic City NJ GO	4.000%	11/1/24	4,805	5,043
	Atlantic City NJ GO	5.000%	12/1/24	620	639
[2]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,520
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,166
	Atlantic City NJ GO	5.000%	12/1/26	365	374
	Atlantic City NJ GO	5.000%	12/1/29	125	127

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/25	1,195	1,325
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,333
[7]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,450	1,454
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/27	1,225	1,498
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,314
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,132
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue	5.000%	12/1/24	9,885	10,362
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	6,745	6,765
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/21	730	732
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	4,500	4,638
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	4,750	4,936
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,000	10,985
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	18,055	20,755
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	6,300	7,352
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	6,242
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	6,401
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	3,000	3,682
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	6,700	8,198
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,355
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	5,333
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	320
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	6,420
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	415	481
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	480
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	5,835	6,497
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,716
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	754
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	8,565	10,379
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,220
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,799
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,675
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,540
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,856
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,829
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,320
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,314
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	4,239
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,018
	New Jersey Economic Development Authority Industrial Revenue	5.125%	9/15/23	4,840	5,133
	New Jersey Economic Development Authority Industrial Revenue	5.250%	9/15/29	5,750	6,101
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	5,512
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	2,940	3,566
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/31	5,000	6,043
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	4,000	4,822
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	5,530
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	5,000	5,956
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	2,190
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	10,852
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	535
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	1,053
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,190
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	530
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,995
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,885
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,664
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	640	667
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,228
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	8,325	8,651
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	23,200	27,123
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/47	11,900	13,666
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	4,633
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	4,506
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,519
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,511
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,589

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,000	4,198
	New Jersey GO	5.000%	6/1/26	4,685	5,687
	New Jersey GO	5.000%	6/1/27	5,960	7,430
	New Jersey GO	5.000%	6/1/28	6,495	8,288
	New Jersey GO	5.000%	6/1/29	4,065	5,294
	New Jersey GO	4.000%	6/1/30	2,130	2,614
	New Jersey GO	4.000%	6/1/31	1,660	2,061
	New Jersey GO	4.000%	6/1/32	6,920	8,688
	New Jersey GO	2.000%	6/1/33	6,175	6,150
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	7,246
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	9,272
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,040	17,662
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	5,000	5,459
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,135
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	2,912
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,682
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	1,900	2,038
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	3,750	4,321
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	3,380	4,000
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	2,300	2,782
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	3,105
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,523
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	3,470	3,642
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,724
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.750%	12/1/28	805	828
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	3,855	4,020
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,800	7,051
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	4,240	4,399
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	7,500	7,749
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	7,330	7,656
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	8,500	8,729
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	8,160	8,361
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	7,135	7,951
[5]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/37	6,500	7,963
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/38	2,665	2,986
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/39	6,285	7,010
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/40	5,285	5,871
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/41	4,000	4,428
[5]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/42	3,000	3,310
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	5,250	5,419
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	6,565	7,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,818
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	30,000	28,782
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	12,654
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	7,564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	9,940	9,999
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	10,000	11,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	8,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	9,991
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	10,045	12,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	9,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	3,790	4,352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	22,000	22,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	12,545
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,703
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	5,595	6,464
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	5,617
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	2,500	3,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	2,500	3,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	5,000	5,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,788
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	2,740	2,756
	New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	3,000	3,018

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9,17]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.500%	12/15/21	5,855	6,046
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	6,111
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	4,337
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	634
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	4,500	5,134
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	5,000	5,633
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	11,265	13,669
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	9,000	10,261
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,000	8,676
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,195
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	14,500	16,443
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,628
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,500	5,547
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	3,129
[10]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	10,050	11,214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	10,000	12,131
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,500	3,096
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	10,000	12,122
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,400	6,667
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	17,941
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,730	4,427
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	25,360	29,033
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,510	5,278
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project)	5.000%	12/1/23	22,955	24,265
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,362
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,478
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,611
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,550	10,668
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	22,760	26,010
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	12,636
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	25,730	30,132
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	10,083
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	8,000	8,205
					1,088,946
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.500%	7/1/42	5,000	5,241
[1]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	55,792
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	552
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,747
					64,332
New York (11.2%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,869
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	4,610
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,720	14,809
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	732
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	2,110	1,027
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	3,000	1,355
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	1,064
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,973
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	2,027
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	3,000	3,375
[4]	Build NYC Resource Corp. College & University Revenue	5.500%	9/1/45	5,700	6,315
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,624
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,989
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,518
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,666
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	10,570	12,597
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	10,796
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,132
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	1,004
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,641
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	2,125	2,150
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	6,095
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,179
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	4,500	5,443
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,000	1,178
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	6,062

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,177
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,600	1,873
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,760
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,040	13,590
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	8,339
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,468
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,524
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	7,174
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,621
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,296
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,460	2,956
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,729
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,467
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	3,339
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,645
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	4,439
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	458
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	11,714
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	17,598
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,780
[6]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	10,266
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,540	1,715
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	10,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	8,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,155	1,340
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,000	11,212
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	8,030	9,267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	10,000	12,469
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	10,000	11,509
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,282
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	12,945	15,589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,390	11,293
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,692
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	5,000	5,682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	3,500	4,287
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	22,553
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	16,570	18,678
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,484
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	8,138
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	6,479
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	2,000	2,003
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	1,265	1,267
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	13,930	14,307
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	5,250	5,504
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	6,040	6,415
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	47,500	54,518
[2,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	1,245	1,245
[2,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	0.557%	4/1/24	1,750	1,750
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,198
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,198
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,542
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,824
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,368
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	2,031
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,810	2,107
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,270	4,874
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,465
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,214
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	15,900	17,235
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,683
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,289
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	445
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	5,000	5,554
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,000	7,612
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	326

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	676
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	4,870	5,099
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,686
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	8,667
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,500	4,602
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	0.610%	5/6/21	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	9,346
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,219
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,309
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	6,288
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	6,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	18,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	15,000	16,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,897
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,825	3,254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,774
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	11,250	13,393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,428
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,865	8,735
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	9,531
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,155	8,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	6,000	7,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	12,620	14,918
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	1,950	2,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	3,500	4,103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	9,000	10,516
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	11,938
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	16,235	18,964
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	3,075	3,253
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	4,385	4,652
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	2,043
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	7,465	8,526
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	10,000	4,843
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	7,670
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	36,975	40,434
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,475	5,689
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	7,783
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,350	11,357
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	5,080	5,198
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	11,000	11,306
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	14,325	20,408
	New York NY GO	3.000%	3/1/41	10,000	10,652
	New York NY GO	5.000%	3/1/42	5,000	6,428
	New York NY GO	5.000%	3/1/43	6,000	7,689
	New York NY GO	5.000%	3/1/44	6,000	7,665
	New York NY GO	4.000%	3/1/47	2,000	2,339
	New York NY GO VRDO	0.220%	5/3/21	1,000	1,000
	New York NY GO VRDO	0.220%	5/3/21	1,400	1,400
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	5,000	5,838
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	5,811
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,153
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	16,702
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	225
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	6,000	6,718
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	222
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	4,526
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	3,437
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,598
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,710
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	857
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	2,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	4,319
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	17,370	22,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,295	5,024
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	10,598
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,718

High-Yield Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	6,915	7,898
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	6,469
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	9,676
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,871
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	9,000	10,791
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,000	3,475
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,360
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,344
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	14,560
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,500	13,261
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	5,000	6,089
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,624
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	18,586
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	8,642
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	6,284
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	12,429
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	8,100
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	0.180%	8/2/21	15,000	15,000
New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	3,101
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	4,340
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,132
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	15,627
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,945
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	17,776
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,385	4,429
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	5,800	7,548
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,000	15,982
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	3,264
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	6,118
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,834
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	12,429
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	5,000	5,248
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	5,000	5,248
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	10,000	11,432
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/49	10,000	10,482
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	7,000	7,345
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	300	321
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	1,500	1,672
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,500	1,721
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,400	1,654
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	591
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	862
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	877
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	1,865	2,391
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	828
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	647
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/31	8,500	10,389
New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,306
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	1,030
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,283
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	750	983
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	10,456
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	1,087
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	6,051
New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	600	710
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	1,021
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	3,500	4,558
New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	17,500	22,296
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,305	1,662
New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	5,631
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	10,825
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,050	1,332
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	949
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	500	582
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	4,440	5,717
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	348
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	1,250	1,476

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	15,000	18,790
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	500	579
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	800	941
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	5,649
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	577
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	1,285	1,508
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	576
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	5,280	6,183
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,670	14,815
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	5,575	6,359
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	15,100	17,118
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	5,000	6,243
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/35	5,020	5,491
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/36	5,500	6,009
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,936
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	2,239
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/46	7,000	7,557
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	462
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	1/1/50	44,950	50,836
[6]	Oyster Bay NY GO	4.000%	11/1/26	800	941
[6]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,620
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	63
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,490
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	4,145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,442
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,896
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	2,375	3,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,936
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	2,000	2,352
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/36	2,375	3,032
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,851
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,340
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/37	3,730	4,742
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	2,500	2,915
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	5,815
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	1,170
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	1,280	1,511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	6,011
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	9,530	11,473
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	3,000	3,594
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/50	5,100	5,809
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	3,000	3,454
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/55	10,000	11,328
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	12,240
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,050	2,593
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	13,645	15,515
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.100%	5/6/21	2,790	2,790
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.150%	5/6/21	2,260	2,260
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.170%	5/6/21	5,000	5,000
[1,4]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.160%	5/7/21	16,515	16,515
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,315	2,597
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,239
[2]	Suffolk County NY GO	5.000%	5/15/29	3,615	4,659
[2]	Suffolk County NY GO	5.000%	5/15/30	2,500	3,276
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,779
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,006
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,382
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	13,202
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	11,792
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	12,749
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,000	11,631
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,346
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	6,175	7,363
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	10,000	12,869
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	3,446
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	8,464
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,584
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	7,645	8,156

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	2,050	2,240
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,927
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	27,500	30,913
					1,981,231
North Carolina (1.0%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/32	1,860	2,485
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	500	665
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,150	2,850
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	4,019
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	3,440	4,162
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/37	3,585	4,322
[5]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/51	5,000	5,878
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	4,500	5,182
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,230
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	631
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,000	2,127
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,138
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,909
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,674
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,633
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	5,810	6,122
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,276
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,350	4,702
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,829
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	10,000	11,370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	2,115	2,256
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	385	427
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	3,160	3,359
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	3,450	3,562
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,000	2,212
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	3,704
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	19,280	22,138
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	1,107
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,651
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	5,000	5,453
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	3,241
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,743
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,929
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	2,250	2,279
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	14,702
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	3,610	4,121
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,511
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	5,466
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	5,121
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,750	10,603
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,555	6,022
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/49	4,000	6,022
					183,833
North Dakota (0.1%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,997
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	5,513
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,967
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	5,750
					24,227
Ohio (3.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	232
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,272
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	231
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	600	690
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	500	571
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,778
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	6,500	6,815
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,834
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,549
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,620
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,273

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	3,513
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	675	787
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	11,711
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	16,990	19,195
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	81,095	91,098
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,299
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,865
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	3,349
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,616
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	6,892
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	8,586
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	4,294
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	6,668
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	5,207
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,794
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	9,611
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	10,000	11,776
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	10,050	11,498
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	6,000	7,051
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	480
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	461
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	597
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	536
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	517
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	829
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	833
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,496
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,847
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,906
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	10,574
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	4,499
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	9,824
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,880
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	9,585
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	2,007
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	2,227
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,641
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	17,949
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,682
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	13,699
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	5,570
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	34,678
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	5,384
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,555	5,424
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,109
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,639
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,231
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,575	2,773
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,290	11,913
	Little Miami Local School District GO	5.000%	11/1/43	1,000	1,166
	Little Miami Local School District GO	5.000%	11/1/48	2,000	2,317
	Little Miami Local School District GO	4.000%	11/1/55	6,500	7,042
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	13,250	15,297
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,239
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,879
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	13,289
[5]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,304
[5]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	996
[5]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,322
[5]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	1,050
[5]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,308
[5]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	8,900
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,920
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	3,180	3,546
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	2,000	2,217
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	5,161
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,475
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	3.750%	1/15/28	4,900	5,359
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	29,670

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	8,500	9,609
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	4,013
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	6/30/53	4,000	4,517
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	746
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	655	739
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,235	2,306
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	815
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,443
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	2,500	2,777
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	2,000	2,231
	Penta Career Center COP	5.250%	4/1/26	3,505	3,655
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	5,000	5,672
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	5,000	5,657
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,918
					564,020
Oklahoma (0.6%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,201
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	2,258
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,185
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	8,855
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	13,093
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,250	11,209
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	15,070	18,496
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	18,000	22,042
	Oklahoma Development Finance Authority Highway Revenue	1.625%	7/6/23	12,500	12,563
	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	3,340
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	670	751
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	295	328
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/38	3,500	4,012
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/34	4,000	4,538
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	4,500	5,133
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	607
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	448
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	2,080
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	700	777
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/37	1,000	1,108
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.250%	11/15/45	2,250	2,463
					116,487
Oregon (0.5%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/35	1,250	931
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.250%	11/15/50	500	538
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	5.375%	11/15/55	1,640	1,766
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/30	2,120	2,644
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	1,400	1,670
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	8,514
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,224
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	735	769
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	1,983
[4,12]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	2,774
[3,4]	Oregon State Business Development Commission Revenue, 9.000% coupon rate effective 4/1/22	0.000%	4/1/37	7,940	1,708
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	5,457
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	4,247
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,824
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,650	2,076
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,160	3,541
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,575	3,066
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,189
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	3,156
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,095	2,606
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,401
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	7,336
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,897
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	5,000	5,869
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	8,000	9,207
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	4,982
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	2,382
					91,757

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania (7.5%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/35	1,985	2,047
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,725
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	3,238
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,710
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,934
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	5,519
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	11,309
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	5,299
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,150	2,343
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,188
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,633
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,317
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,455
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	8,085	10,058
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	2,650	2,753
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	14,500	14,989
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,487
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	14,820
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	514
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	565
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	1,038
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	5,360
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/22	390	399
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	207
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	1,027
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,284
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,309
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	1,087
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	542
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/44	2,000	2,150
[6]	Bristol Township School District GO	4.000%	6/1/48	3,710	4,343
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	32,260	33,442
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,730
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	6,260
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	705	753
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,210
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,900
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,875
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	14,786
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	5,640
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	2,041
[4]	Chester County IDA (Woodlands at Graystone Project)	4.375%	3/1/28	275	301
[4]	Chester County IDA (Woodlands at Graystone Project)	5.000%	3/1/38	800	924
[4]	Chester County IDA (Woodlands at Graystone Project)	5.125%	3/1/48	1,048	1,207
[6]	Coatesville School District GO	0.000%	10/1/33	775	533
[6]	Coatesville School District GO	0.000%	10/1/37	2,050	1,165
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	10,124
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	5,284
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/41	4,000	4,056
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/45	3,000	3,281
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	16,406
[4]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	10,000	10,584
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,208
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,245	6,299
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,245
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,921
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	3,189
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	2,227
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	5,370
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	6,655
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/39	1,625	1,719
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	1,200	1,243
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/46	3,175	3,336
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,060	1,146
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	195	218
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	1,083
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	415

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,287
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	600	638
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,015
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	1,060
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	12,123
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	5,630
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,098
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	750	816
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	8,346
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/50	1,000	1,080
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,644
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,641
	Lehigh County Authority Water Revenue	5.000%	12/1/43	2,065	2,284
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,664
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.125%	7/1/32	2,710	2,786
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	4,150	4,249
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	3,339
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,200	11,535
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	8,680
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,861
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	4,097
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	4,244
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	3,135
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,217
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,344
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,354
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,950
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	9,298
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	5,403
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,695
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	90	98
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,300	12,673
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	5,243
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	10,885	12,094
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	1,730	1,922
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,750	1,907
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	10,578
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,611
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,894
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,706
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	16,037
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	13,333
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	2,100	2,276
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	838
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/25	2,225	2,654
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	1,053
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	1,068
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	11,862
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	10,426
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	398
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	905
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	756
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	10,025	11,558
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	10,843
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	10,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	12,935	14,999
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,103
	Pennsylvania Economic Development Financing Authority Miscellaneous Revenue	5.500%	11/1/44	5,000	5,201
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.180%	7/15/21	20,000	19,999

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	8/2/21	10,000	10,007
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,842
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	36,329
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	6,810	6,635
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,000	5,716
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	14,140	16,017
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,773
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	6,150
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	30,000	36,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	10,010	12,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	12,210
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,205	10,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,000	5,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,955
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	14,716
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	5,000	5,725
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	7,380
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,280	1,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	14,249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	10,232
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	15,149
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	13,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	19,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	20,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,978
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,567
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,070	6,029
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	11,658
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	3,493
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	12,107
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	3,500	4,181
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	11,808
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10,530	12,295
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	6,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	18,219
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,786
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	3,005	3,450
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	19,000	21,962
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	13,300	16,872
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,000	8,551
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,675
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	2,000
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,760
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	950
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	3,471
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,899
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,725
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,320
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,879
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,828
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,455
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,132
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,880
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	7,872
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	5,000	5,980
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,545	4,194
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,359
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	5,131
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	4,065
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,174
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,172
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	1,850	2,100
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/36	1,775	1,999
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	7,624
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,250	1,447

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	11,026
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,163
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,160
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	5,850	6,153
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	7,930	8,328
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	3,024
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,855
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	9,254
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,798
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	8,756
	Philadelphia PA GO	5.000%	8/1/32	8,235	9,697
	Philadelphia PA GO	5.000%	8/1/33	6,545	7,701
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	3,640	4,110
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	11,780
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	9,805
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	3,027
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	8,581
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,053
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,892
	Philadelphia School District GO	5.000%	9/1/34	2,450	3,068
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,735
	Pittsburgh PA GO	4.000%	9/1/32	500	578
	Pittsburgh PA GO	4.000%	9/1/33	510	588
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	8,125	9,148
	Quakertown General Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/21	8,365	8,355
[6]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	10,000	10,223
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,114
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,664
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	705	719
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	286
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	38,175
					1,324,985
Puerto Rico (1.3%)
[12]	Commonwealth of Puerto Rico GO	8.000%	7/1/35	4,500	3,600
[12]	Commonwealth of Puerto Rico GO	6.000%	7/1/39	5,000	4,462
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	5,380	5,681
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	34,055	39,797
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	8,377	7,935
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,461	7,539
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	32,183	27,072
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	382
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	94,488	103,283
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	955	1,044
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	196	217
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,023	1,587
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	936
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	22,403	25,238
					228,773
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/41	1,000	1,181
[2]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	5.000%	5/15/27	10,040	11,772
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	3,028
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	6,228
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/30	2,105	2,526
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,161
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,559
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,561
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,519
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,177
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,935
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,146
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,822
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,429
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,452
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,373
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	9,855
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	5,088

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	9,534
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22	875	937
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24	1,350	1,547
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	999
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	5,242
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,595
					79,666
South Carolina (1.6%)
	Berkley County SC	4.375%	11/1/49	1,500	1,668
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	8,595
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,682
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	11,110	12,805
[1]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	9,475	10,342
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,080
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	835
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,287
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,418
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	17,206
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	8,606
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	5,539
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/25	2,180	2,529
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	640
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	1,000	1,079
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,959
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,535
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,565
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,514
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	1,765	2,109
	South Carolina Ports Authority Port, Airport & Marina Revenue, Prere.	5.250%	7/1/25	8,480	10,132
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,000	5,774
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	2,310	2,644
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/35	7,940	9,074
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	5,000	5,716
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	9,265	10,587
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	1,310	1,575
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,339
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,612
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,654
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/33	1,305	1,463
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,184
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	6,096
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	4,543
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	5,745	6,372
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	415	460
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	50	56
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	13,244
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	545	607
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,160	7,943
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	12,120	13,610
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,550	12,178
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	13,600	15,669
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	5,195	6,137
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	11,583
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	11,630	11,925
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	3,755	3,860
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	11,150	11,729
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,355	1,425
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,680	3,832
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,851
					289,867
South Dakota (0.3%)
	Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	8,301
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,000	10,643
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	10,000	11,853
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	5,000	5,681
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	7,938

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,404
					48,820
Tennessee (1.3%)
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	3,029
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,394
	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,610
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,552
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,390	1,760
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,160
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,040	3,517
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,152
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	1,000	1,232
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	12,385	15,101
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	6,500	7,036
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	8,363
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	10,280	11,255
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,333
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,573
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	3,750	4,280
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,000	2,357
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	2,750	3,241
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	634
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	981
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	661
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	531
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	900	1,047
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	2,056
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,791
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,943
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21	3,000	3,018
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	5,160
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	4,580
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,774
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,195	2,826
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	6,038
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	27,030	30,993
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	15,430	18,300
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	1,010	1,045
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,190	2,362
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	1,665	1,847
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	5,875	6,565
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	4,557
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	19,816
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,510
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	11,020	12,550
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	870	910
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Homeownership Program)	4.500%	1/1/38	115	117
					224,557
Texas (5.3%)
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,368
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,329
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,151
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,340
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,000	1,190
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,464
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	2,186
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,875
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,234
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,000	1,276
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,372

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	5,890	6,700
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	10,000	10,874
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	2,113
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,264
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,325
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,499
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,554
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,650	1,916
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	1,375	1,596
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	6,590
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	2,650	3,074
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,000	1,145
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,750	8,389
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,015	8,133
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	4,205	4,811
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,500	5,232
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	780	843
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	6,590	7,124
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	7,059
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	31,925	35,840
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	20,052
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	7,553
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	22,301
[18]	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,200	9,653
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	10,000	10,236
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue, Prere.	5.000%	11/1/21	17,455	17,867
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/33	5,065	6,074
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,175	5,014
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	22,705
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,985
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,571
	Harris County TX Highway Revenue	5.000%	8/15/34	1,685	2,031
	Harris County TX Highway Revenue	5.000%	8/15/35	5,015	6,030
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	558
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	558
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,229
	Hays County TX	7.000%	9/15/45	4,500	4,679
[4]	Hays County TX	4.000%	9/15/50	1,000	1,047
	Houston TX Airport System Industrial Revenue	4.750%	7/1/24	7,500	7,870
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	14,368
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,063
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,565
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,278
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,780
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,529
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,978
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	900	949
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,705
	Kaufman County TX GO	4.000%	2/15/45	1,750	2,051
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/38	3,115	3,988
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,285
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	6,442
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	4,013
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	6,252
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	8,121
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	1,420	1,716
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	1,055	1,270
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	1,385	1,665
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	6,018
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/45	9,500	10,910
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,521
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	148
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	780
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	975
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	390
	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	2,145
	Mission Economic Development Corp. Resource Recovery Revenue PUT	0.180%	8/2/21	15,500	15,500
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,238
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	3,675	4,098

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	9,241
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,524
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,678
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,968
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	10.000%	12/1/25	5,000	5,217
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	850	913
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,439
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,288
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,550	1,649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,852
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	6,600	6,950
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	2,500	2,230
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	2,090
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	2,150	1,871
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	6,459
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,976
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	3,000	3,216
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	5,086
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	13,124
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,605
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	609
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	2,263
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,130
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,103
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,633
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,330
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,768
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,715
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	6,680
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	1,124
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	8,719
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	4,150	4,679
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,586
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	4,845	6,738
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	11,783
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,700	42,744
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	8,000	8,256
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	1,000	876
	Pearland Independent School District GO	5.250%	2/15/32	10,000	12,125
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,815
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	4.000%	1/1/50	3,875	4,016
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	349
	Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	4,735	5,343
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/24	7,790	8,978
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,191
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,500	9,658
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	5,663
[1,4]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	0.560%	5/6/21	8,995	8,995
	San Marcos TX	5.625%	9/1/50	900	982
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,925	7,260
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	6,570
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,773
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,873
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	935	962
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	260	279
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	363
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	347

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,187
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	925
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	950	1,183
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	4,489
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	4,180	5,372
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,690	3,507
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,925	9,170
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	5,373
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	8,740
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	8,837
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,989
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	2,028
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	3,446
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	2,136
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	2,016
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,774
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,474
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,305	1,536
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,352
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,175
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,173
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,166
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,000	3,492
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,903
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	15,554
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	10,834
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	6.750%	6/30/43	24,790	28,119
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/45	5,000	5,643
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/50	6,000	6,752
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	30,000	36,041
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	1,300	867
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	1,200	757
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,000	599
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	15,164
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,085	6,040
	University of Houston College & University Revenue	5.000%	2/15/37	7,205	8,524
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/35	1,600	1,814
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/37	1,500	1,691
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	2,750	3,074
[6]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,700	1,881
					946,071
Utah (0.3%)
	Granite School District Board of Education GO	5.000%	6/1/30	1,915	2,579
[4]	Mida Mountain Village Public Infrastructure District Revenue	4.000%	8/1/50	5,000	5,142
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	8,544
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,469
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,315	1,491
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	5,092
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,582
[6]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	6,287
					53,186
Vermont (0.2%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,529
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,379
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,763
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	2,095
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,325
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue, Prere.	4.125%	5/1/21	20	20
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/25	1,010	1,170
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/26	1,375	1,624
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	1,051
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,528
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,225
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	990

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	950	1,009
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	955	1,012
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	4,555	4,648
					33,368
Virgin Islands (0.1%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/21	250	250
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,405
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,453
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	5,143
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,585
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,330
					22,166
Virginia (1.2%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	510
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	3,022
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,310
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	13,500	15,574
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	8,203
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	4,750	4,789
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	1,425	1,603
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,000	2,242
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,292
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,116
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,550	5,684
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,552
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	1,690	1,826
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	790
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,697
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	18,640
[4]	Peninsula Town Center Community Development Authority	5.000%	9/1/45	2,300	2,499
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,083
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,374
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,141
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,840
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,388
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	9,558
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/33	7,715	10,012
	Virginia Small Business Financing Authority Highway Revenue	5.250%	1/1/32	12,670	13,317
	Virginia Small Business Financing Authority Highway Revenue	6.000%	1/1/37	12,310	13,052
	Virginia Small Business Financing Authority Highway Revenue	5.500%	1/1/42	13,350	14,054
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	49,075	58,438
					209,606
Washington (1.3%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,466
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,515	1,803
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/26	4,165	4,998
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/26	900	1,083
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/27	6,835	8,396
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,858
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	11,122
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	9,636
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/33	2,500	2,825
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	6,591
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,989
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/35	6,150	6,935
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	11,938
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	4,393
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/40	5,000	5,606
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	10,516
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	11,018
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/29	1,785	2,050
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/31	2,710	2,717
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,645
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	6,231
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	5,041
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	5,018
[1,4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	5/7/21	5,635	5,635

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,821
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	4,597
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,250
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,593
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	28,479
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	2,500	2,937
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	6.750%	7/1/35	820	898
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	2,300
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	7.000%	7/1/45	2,000	2,184
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	4,500	4,815
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	7,799
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	9,309
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	1,093
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,026
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,148
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,138
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,572
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	5,800	5,953
					230,422
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,296
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	5,629
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	8,179
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	8,275
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	8,911
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,676
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,545
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,534
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,407
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	6,695
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,684
					56,831
Wisconsin (2.1%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/31	4,480	5,207
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,647
[5]	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	5,001
	Platteville Redevelopment Authority College & University Revenue	5.000%	7/1/42	3,000	3,084
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	650	694
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	3,202
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	541
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	820	895
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	821
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,392
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,177
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,682
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,953
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,000	2,153
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,537
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,609
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	6,055
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,256
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,249
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,462
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	5,464
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	681
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	1,000	1,080
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	4,346
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	805
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/42	1,230	1,322
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	28,403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,750	1,987

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	14,822
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	6/1/46	16,250	16,632
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	1,225	1,311
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,499
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	2,000	2,261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,584
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	2,187
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,924
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/52	2,300	2,459
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	2,395
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/22	1,425	1,470
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,058
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,659
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	5,487
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	7,029
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,550
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	15,000	17,298
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/22	3,275	3,369
[4]	Public Finance Authority Port, Airport & Marina Revenue	5.000%	10/1/23	3,500	3,605
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	12,000	12,534
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,185
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	30,318
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	6,825	7,090
	Public Finance Authority Port, Airport & Marina Revenue	5.000%	7/1/42	4,500	4,672
	Public Finance Authority Resource Recovery Revenue PUT	0.180%	9/1/27	15,000	15,000
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	23,848
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	9,300	10,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,471
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,194
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,425
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	22,338
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,950	2,091
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	1,019
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	2,163
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/44	3,155	3,556
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	2,000	2,112
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/1/48	10,000	10,278
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	3,510
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,000	16,989
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,385
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	3,663
					378,059
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	60
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	66
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	895
					1,021
Total Tax-Exempt Municipal Bonds (Cost $16,103,703)					17,243,341

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[19]	Vanguard Municipal Cash Management Fund (Cost $559,534)	0.054%	5,595,086	559,621
Total Investments (100.4%) (Cost $16,663,237)				17,802,962
Other Assets and Liabilities—Net (-0.4%)				(64,641)
Net Assets (100%)				17,738,321
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $1,544,861,000, representing 8.7% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
12	Non-income-producing security—security in default.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Securities with a value of $2,126,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	1,784	221,105	(1,794)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(308)	(40,666)	(65)
Ultra Long U.S. Treasury Bond	June 2021	(281)	(52,240)	328
				263
				(1,531)

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,103,703)	17,243,341
Affiliated Issuers (Cost $559,534)	559,621
Total Investments in Securities	17,802,962
Investment in Vanguard	632
Receivables for Investment Securities Sold	18,280
Receivables for Accrued Income	211,573
Receivables for Capital Shares Issued	14,495
Other Assets	264
Total Assets	18,048,206
Liabilities
Due to Custodian	30
Payables for Investment Securities Purchased	284,574
Payables for Capital Shares Redeemed	12,993
Payables for Distributions	11,526
Payables to Vanguard	729
Variation Margin Payable—Futures Contracts	33
Total Liabilities	309,885
Net Assets	17,738,321
At April 30, 2021, net assets consisted of:

Paid-in Capital	16,510,049
Total Distributable Earnings (Loss)	1,228,272
Net Assets	17,738,321

Investor Shares—Net Assets
Applicable to 193,120,885 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,325,074
Net Asset Value Per Share—Investor Shares	$12.04

Admiral Shares—Net Assets
Applicable to 1,280,226,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,413,247
Net Asset Value Per Share—Admiral Shares	$12.04

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	265,016
Total Income	265,016
Expenses
The Vanguard Group—Note B
Investment Advisory Services	757
Management and Administrative— Investor Shares	1,686
Management and Administrative— Admiral Shares	5,520
Marketing and Distribution— Investor Shares	114
Marketing and Distribution— Admiral Shares	338
Custodian Fees	33
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	2
Total Expenses	8,457
Net Investment Income	256,559
Realized Net Gain (Loss)
Investment Securities Sold[1]	90,660
Futures Contracts	7,615
Realized Net Gain (Loss)	98,275
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	445,608
Futures Contracts	(3,384)
Change in Unrealized Appreciation (Depreciation)	442,224
Net Increase (Decrease) in Net Assets Resulting from Operations	797,058
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $172,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	256,559	518,586
Realized Net Gain (Loss)	98,275	41,475
Change in Unrealized Appreciation (Depreciation)	442,224	(220,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	797,058	339,452
Distributions
Investor Shares	(38,754)	(77,920)
Admiral Shares	(257,195)	(488,097)
Total Distributions	(295,949)	(566,017)
Capital Share Transactions
Investor Shares	144,129	(100,186)
Admiral Shares	1,261,763	112,800
Net Increase (Decrease) from Capital Share Transactions	1,405,892	12,614
Total Increase (Decrease)	1,907,001	(213,951)
Net Assets
Beginning of Period	15,831,320	16,045,271
End of Period	17,738,321	15,831,320

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.68	$11.76	$10.99	$11.37	$11.47	$11.20
Investment Operations
Net Investment Income	.177[1]	.374[1]	.399[1]	.418[1]	.427[1]	.413
Net Realized and Unrealized Gain (Loss) on Investments	.388	(.045)	.773	(.377)	(.108)	.270
Total from Investment Operations	.565	.329	1.172	.041	.319	.683
Distributions
Dividends from Net Investment Income	(.177)	(.372)	(.402)	(.421)	(.419)	(.413)
Distributions from Realized Capital Gains	(.028)	(.037)	—	—	—	—
Total Distributions	(.205)	(.409)	(.402)	(.421)	(.419)	(.413)
Net Asset Value, End of Period	$12.04	$11.68	$11.76	$10.99	$11.37	$11.47
Total Return[2]	4.86%	2.86%	10.81%	0.35%	2.91%	6.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,325	$2,114	$2,245	$1,790	$1,904	$1,980
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.98%	3.22%	3.48%	3.72%	3.80%	3.59%
Portfolio Turnover Rate	11%	19%	16%	17%	21%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.68	$11.76	$10.99	$11.37	$11.47	$11.20
Investment Operations
Net Investment Income	.182[1]	.384[1]	.408[1]	.427[1]	.437[1]	.425
Net Realized and Unrealized Gain (Loss) on Investments	.388	(.046)	.773	(.377)	(.106)	.270
Total from Investment Operations	.570	.338	1.181	.050	.331	.695
Distributions
Dividends from Net Investment Income	(.182)	(.381)	(.411)	(.430)	(.431)	(.425)
Distributions from Realized Capital Gains	(.028)	(.037)	—	—	—	—
Total Distributions	(.210)	(.418)	(.411)	(.430)	(.431)	(.425)
Net Asset Value, End of Period	$12.04	$11.68	$11.76	$10.99	$11.37	$11.47
Total Return[2]	4.91%	2.94%	10.90%	0.43%	3.01%	6.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,413	$13,717	$13,801	$11,032	$10,429	$9,231
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.30%	3.56%	3.80%	3.90%	3.69%
Portfolio Turnover Rate	11%	19%	16%	17%	21%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated

High-Yield Tax-Exempt Fund
to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $632,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,243,341	—	17,243,341
Temporary Cash Investments	559,621	—	—	559,621
Total	559,621	17,243,341	—	17,802,962
Derivative Financial Instruments
Assets
Futures Contracts[1]	328	—	—	328
Liabilities
Futures Contracts[1]	1,859	—	—	1,859
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,672,250
Gross Unrealized Appreciation	1,174,504
Gross Unrealized Depreciation	(45,323)
Net Unrealized Appreciation (Depreciation)	1,129,181
E.	During the six months ended April 30, 2021, the fund purchased $3,071,994,000 of investment securities and sold $1,753,455,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	431,244	36,099	888,991	76,274
Issued in Lieu of Cash Distributions	33,173	2,775	65,831	5,652
Redeemed	(320,288)	(26,799)	(1,055,008)	(91,671)
Net Increase (Decrease)—Investor Shares	144,129	12,075	(100,186)	(9,745)
Admiral Shares
Issued	2,291,029	191,520	3,976,129	342,039
Issued in Lieu of Cash Distributions	184,232	15,414	343,110	29,455
Redeemed	(1,213,498)	(101,461)	(4,206,439)	(369,770)
Net Increase (Decrease)—Admiral Shares	1,261,763	105,473	112,800	1,724
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard High-Yield Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard Short-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062021

Semiannual Report   |   April 30, 2021
Vanguard Tax-Exempt Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	151
Liquidity Risk Management	153

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Tax-Exempt Bond Index Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,025.20	$0.30
Admiral™ Shares	1,000.00	1,025.20	0.45
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Tax-Exempt Bond Index Fund
Fund Allocation
As of April 30, 2021
New York	24.0%
California	16.0
Texas	9.5
New Jersey	5.6
Illinois	4.8
Massachusetts	4.5
Florida	4.0
Pennsylvania	3.7
Washington	2.7
Maryland	2.2
Georgia	2.0
Colorado	1.7
Ohio	1.6
Connecticut	1.5
District of Columbia	1.5
North Carolina	1.5
Michigan	1.4
Arizona	1.1
Virginia	1.1
South Carolina	1.0
Oregon	1.0
Other	7.6
The table reflects the fund’s investments, except for short-term investments.
3

Tax-Exempt Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.5%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/27	1,310	1,513
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/28	840	967
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	1,980	2,266
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	4.000%	9/1/32	555	616
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/36	795	963
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/26	255	315
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	1,250	1,462
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	6/1/37	165	204
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN	5.000%	9/1/21	195	198
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	309
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	176
Alabama GO	5.000%	8/1/27	190	233
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	414
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,250	4,032
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	6,500	8,477
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	5,000	6,658
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	10,199
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/22	100	103
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	1,970	2,129
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	480	551
4

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,430	3,938
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,645	1,885
	Auburn University College & University Revenue	5.000%	6/1/28	385	468
	Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,343
	Auburn University College & University Revenue	5.000%	6/1/48	2,250	2,757
	Birmingham Water Works Board Water Revenue	5.000%	1/1/43	1,890	2,292
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,570
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,665
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	612
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	306
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	306
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,191
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	105	118
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/36	250	289
					65,525
Alaska (0.0%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	197
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,770	3,228
					3,425
Arizona (1.1%)
	Arizona COP	5.000%	10/1/21	6,000	6,120
	Arizona COP	5.000%	10/1/25	2,220	2,661
	Arizona COP	5.000%	10/1/28	4,015	5,210
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/21	1,270	1,280
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/21	270	272
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	160	169
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	322
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	250	287
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,144
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,177
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,712
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,208
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	1,040	1,048
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/21	150	151
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	590	623
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	3,064
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	602
5

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,934
Arizona Lottery Revenue	5.000%	7/1/26	755	926
Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,869
Arizona School Facilities Board COP	5.000%	9/1/23	1,185	1,315
Arizona State University (Arizona State Univeristy Projects) COP	5.000%	9/1/23	1,515	1,681
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	412
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,100	1,163
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	125	132
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	309
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	585
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,484
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	625	718
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	335	383
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	565	630
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	675	782
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	1,070	1,240
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	55	64
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	885
IDA of the City of Phoenix College & University Revenue	5.000%	6/1/42	10	10
Maricopa County AZ COP	5.000%	7/1/21	1,000	1,008
Maricopa County AZ COP	5.000%	7/1/22	1,750	1,850
Maricopa County Community College District GO	5.000%	7/1/21	225	227
Maricopa County Community College District GO	5.000%	7/1/23	100	110
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,250
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	709
Phoenix AZ GO	4.000%	7/1/21	1,455	1,464
Phoenix AZ GO	4.000%	7/1/22	460	481
Phoenix AZ GO	4.000%	7/1/24	2,005	2,239
Phoenix AZ GO	4.000%	7/1/25	2,100	2,337
Phoenix AZ GO	5.000%	7/1/25	5,635	6,703
Phoenix AZ GO	5.000%	7/1/26	650	798
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	775	819
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	968
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,098
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,601
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,420
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	5,000	5,793
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.750%	7/1/44	160	177
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	40	47
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,725	3,910
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,330	1,540
Phoenix IDA College & University Revenue	5.250%	6/1/34	250	260
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	105	111
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	3,050	3,367
6

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	327
	Pinal County Electric District No. 3 Electric Power & Light Revenue, Prere.	5.250%	7/1/21	125	126
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	897
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	255	288
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/24	185	190
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/27	2,575	2,647
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/28	395	406
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	757
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,715	2,852
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,869
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,225	2,600
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	23
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	7,497
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,819
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	17,718
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	305	390
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,302
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,242
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,299
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	161
					142,280
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/21	375	377
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,348
	Springdale School District No. 50 GO	4.000%	6/1/33	395	410
					2,135
California (15.5%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,300	2,724
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	236
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,265	2,679
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	574
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	590
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	395	441
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,430
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	333
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	127
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	343
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/49	4,615	5,436
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,890	1,928
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,505	1,535
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,250	1,275
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	375	382
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,074
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,782
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	5,725	6,277
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,157
	Bakersfield CA Wastewater Sewer Revenue	5.000%	9/15/21	500	509
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,170
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,105
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,165
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,472
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,145
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,020	2,115
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,274
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	365	418
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,975	3,639
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	500	504
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,332
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	100	104
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	1,100	1,149
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	109
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	245	268
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	50	55
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	5,010	5,709
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	2,845	3,302
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,890
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	4/1/24	1,000	997
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	82
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	932
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/21	1,825	1,825
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	535	561
	California Department of Water Resources Water Revenue	5.000%	12/1/22	225	242
	California Department of Water Resources Water Revenue	5.000%	12/1/26	135	157
	California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,366
	California Department of Water Resources Water Revenue	5.000%	12/1/33	210	259
	California Department of Water Resources Water Revenue	5.000%	12/1/33	1,000	1,362
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,922
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,987
8

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	450	530
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	194
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,035	1,579
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	12,530	19,535
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	494
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	11,861
	California GO	5.000%	8/1/21	235	238
	California GO	5.000%	9/1/21	245	249
	California GO	5.000%	9/1/21	1,010	1,026
	California GO	5.000%	9/1/21	150	152
	California GO	5.000%	10/1/21	245	250
	California GO	5.000%	11/1/21	175	179
	California GO	5.000%	12/1/21	265	273
	California GO	5.000%	12/1/21	1,000	1,028
	California GO	5.000%	2/1/22	675	700
	California GO	5.000%	3/1/22	110	114
	California GO	5.000%	4/1/22	10,000	10,447
	California GO	5.000%	5/1/22	105	110
	California GO	5.000%	8/1/22	320	340
	California GO	5.000%	8/1/22	100	106
	California GO	4.000%	9/1/22	100	105
	California GO	5.000%	9/1/22	200	213
	California GO	5.000%	9/1/22	500	533
	California GO	5.000%	9/1/22	185	197
	California GO	5.000%	9/1/22	100	107
	California GO	5.250%	9/1/22	100	107
	California GO	5.000%	10/1/22	360	385
	California GO	5.000%	10/1/22	20	21
	California GO	5.250%	10/1/22	255	274
	California GO	5.000%	11/1/22	2,260	2,425
	California GO	5.000%	11/1/22	350	376
	California GO	5.000%	12/1/22	325	350
	California GO	5.000%	2/1/23	1,415	1,466
	California GO	5.000%	2/1/23	250	271
	California GO	5.000%	3/1/23	2,875	3,131
	California GO	5.000%	4/1/23	1,935	2,115
	California GO	5.000%	8/1/23	210	233
	California GO	5.000%	8/1/23	675	748
	California GO	5.000%	8/1/23	355	394
	California GO	5.000%	8/1/23	100	111
	California GO	5.000%	9/1/23	200	213
	California GO	5.000%	9/1/23	1,100	1,224
	California GO	5.000%	9/1/23	1,405	1,563
	California GO	5.000%	9/1/23	75	83
[6]	California GO	5.000%	9/1/23	3,000	3,282
	California GO	5.250%	9/1/23	100	102
	California GO	4.000%	10/1/23	300	328
	California GO	5.000%	10/1/23	360	402
	California GO	5.000%	10/1/23	2,485	2,775
	California GO	5.250%	10/1/23	600	613
9

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	11/1/23	5	5
	California GO	5.000%	11/1/23	160	179
	California GO	5.000%	11/1/23	150	168
	California GO	5.000%	12/1/23	315	354
	California GO	5.000%	12/1/23	475	534
	California GO	5.000%	12/1/23	1,100	1,237
	California GO	5.000%	2/1/24	200	217
	California GO	4.000%	3/1/24	175	194
	California GO	5.000%	3/1/24	1,645	1,869
	California GO	5.000%	3/1/24	110	125
	California GO	5.000%	4/1/24	100	114
	California GO	5.000%	5/1/24	325	372
	California GO	5.000%	8/1/24	5,165	5,964
	California GO	5.000%	8/1/24	840	970
	California GO	5.000%	8/1/24	400	462
	California GO	5.000%	8/1/24	2,000	2,309
	California GO	5.000%	8/1/24	15	17
	California GO	5.000%	8/1/24	625	722
	California GO	5.000%	9/1/24	1,010	1,170
[6]	California GO	5.000%	9/1/24	2,975	3,383
	California GO	5.250%	9/1/24	25	25
	California GO	5.000%	10/1/24	100	116
	California GO	5.000%	10/1/24	460	534
	California GO	5.000%	10/1/24	7,175	8,336
	California GO	5.000%	10/1/24	100	116
	California GO	5.000%	11/1/24	150	175
	California GO	5.000%	12/1/24	1,250	1,404
	California GO	5.000%	12/1/24	5,330	5,985
	California GO	5.000%	12/1/24	1,000	1,169
	California GO	5.500%	2/1/25	150	179
	California GO	5.000%	3/1/25	4,045	4,772
	California GO	5.000%	4/1/25	150	178
	California GO	5.000%	8/1/25	2,260	2,705
	California GO	5.000%	8/1/25	630	754
	California GO	5.000%	8/1/25	265	317
	California GO	5.000%	9/1/25	895	1,074
	California GO	5.000%	9/1/25	400	480
	California GO	5.000%	9/1/25	215	258
[6]	California GO	5.000%	9/1/25	2,000	2,352
	California GO	5.000%	10/1/25	615	712
	California GO	5.000%	10/1/25	735	851
	California GO	5.000%	10/1/25	250	301
	California GO	5.000%	10/1/25	25	30
	California GO	5.000%	11/1/25	250	302
	California GO	5.000%	12/1/25	6,115	7,402
	California GO	5.000%	2/1/26	525	569
	California GO	3.000%	3/1/26	2,875	3,230
	California GO	4.000%	3/1/26	5,070	5,938
	California GO	5.000%	3/1/26	9,065	10,684
	California GO	5.000%	3/1/26	980	1,155
	California GO	5.000%	4/1/26	2,000	2,444
	California GO	4.000%	8/1/26	400	473
	California GO	5.000%	8/1/26	100	123
	California GO	5.000%	8/1/26	7,405	9,142
	California GO	5.000%	8/1/26	900	1,055
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/26	1,800	2,152
	California GO	5.000%	8/1/26	3,550	4,383
	California GO	5.000%	8/1/26	100	123
	California GO	5.000%	9/1/26	1,825	2,259
	California GO	5.000%	9/1/26	400	480
	California GO	5.000%	9/1/26	60	74
	California GO	5.000%	10/1/26	100	109
	California GO	5.000%	10/1/26	455	527
	California GO	5.000%	10/1/26	1,000	1,241
	California GO	5.000%	10/1/26	100	116
	California GO	5.000%	11/1/26	2,020	2,512
	California GO	5.000%	11/1/26	100	116
	California GO	5.000%	12/1/26	3,000	3,740
[7]	California GO	5.000%	2/1/27	830	1,037
	California GO	5.000%	2/1/27	275	298
	California GO	5.000%	3/1/27	1,640	1,932
	California GO	5.000%	3/1/27	2,115	2,491
	California GO	5.000%	4/1/27	3,325	4,171
	California GO	5.000%	8/1/27	510	628
	California GO	5.000%	8/1/27	3,245	3,995
	California GO	5.000%	8/1/27	330	394
	California GO	5.000%	8/1/27	150	176
	California GO	5.000%	8/1/27	6,060	7,670
	California GO	4.000%	9/1/27	100	105
	California GO	5.000%	9/1/27	325	361
	California GO	5.000%	9/1/27	3,130	3,863
	California GO	5.000%	9/1/27	1,175	1,450
	California GO	5.000%	10/1/27	100	109
	California GO	5.000%	10/1/27	170	197
	California GO	5.000%	11/1/27	500	559
	California GO	5.000%	11/1/27	1,565	1,994
	California GO	5.000%	11/1/27	3,500	4,458
	California GO	3.000%	3/1/28	4,370	5,022
	California GO	5.000%	3/1/28	500	588
	California GO	5.000%	4/1/28	12,500	16,057
	California GO	5.000%	8/1/28	2,370	2,911
	California GO	5.000%	8/1/28	2,340	2,874
	California GO	5.000%	8/1/28	5,175	6,526
	California GO	5.000%	8/1/28	430	513
	California GO	5.000%	8/1/28	425	536
	California GO	5.000%	8/1/28	7,020	9,087
	California GO	4.000%	9/1/28	125	131
	California GO	4.000%	9/1/28	200	235
	California GO	5.000%	9/1/28	1,050	1,165
	California GO	5.000%	9/1/28	1,550	1,908
	California GO	5.000%	9/1/28	425	509
	California GO	5.000%	10/1/28	1,000	1,156
	California GO	5.000%	10/1/28	930	1,075
	California GO	5.000%	11/1/28	5,000	6,508
	California GO	5.000%	11/1/28	12,125	15,783
	California GO	5.000%	11/1/28	6,600	8,591
	California GO	5.000%	8/1/29	125	153
	California GO	5.000%	8/1/29	190	239
	California GO	5.000%	8/1/29	655	781
	California GO	5.000%	8/1/29	100	123
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/29	130	152
	California GO	3.000%	9/1/29	105	115
	California GO	5.000%	9/1/29	550	677
	California GO	5.000%	10/1/29	250	289
	California GO	5.000%	10/1/29	10,060	13,345
	California GO	5.000%	10/1/29	3,700	4,484
	California GO	5.250%	10/1/29	2,645	2,700
	California GO	5.000%	11/1/29	17,940	23,838
	California GO	5.000%	11/1/29	6,900	9,168
	California GO	5.000%	12/1/29	100	112
	California GO	5.000%	3/1/30	160	188
	California GO	5.000%	8/1/30	6,990	8,747
	California GO	5.000%	8/1/30	50	58
	California GO	5.000%	8/1/30	1,150	1,371
	California GO	5.000%	8/1/30	1,600	2,002
	California GO	5.000%	8/1/30	4,200	5,399
	California GO	5.000%	9/1/30	1,460	1,483
	California GO	5.000%	9/1/30	2,200	2,703
	California GO	5.000%	9/1/30	1,770	2,175
	California GO	5.000%	9/1/30	200	239
	California GO	5.250%	9/1/30	250	279
	California GO	5.000%	10/1/30	340	393
	California GO	5.000%	10/1/30	7,950	10,496
	California GO	5.000%	11/1/30	720	804
	California GO	5.000%	11/1/30	14,660	19,843
	California GO	5.000%	12/1/30	950	1,065
	California GO	5.000%	2/1/31	50	54
	California GO	5.000%	5/1/31	2,220	2,521
	California GO	4.000%	8/1/31	1,000	1,165
	California GO	5.000%	8/1/31	965	1,107
	California GO	5.000%	8/1/31	4,815	5,623
	California GO	3.250%	9/1/31	115	125
	California GO	4.000%	9/1/31	255	298
	California GO	5.000%	9/1/31	2,200	2,698
	California GO	5.000%	9/1/31	200	203
	California GO	5.000%	9/1/31	510	566
	California GO	5.000%	10/1/31	340	392
	California GO	5.000%	11/1/31	145	162
	California GO	5.000%	11/1/31	400	503
	California GO	5.000%	11/1/31	500	629
	California GO	5.000%	12/1/31	2,000	2,766
	California GO	5.000%	12/1/31	1,000	1,216
	California GO	5.000%	2/1/32	180	195
	California GO	5.000%	4/1/32	7,605	10,541
	California GO	5.000%	5/1/32	50	57
	California GO	5.000%	8/1/32	2,340	2,682
	California GO	5.000%	8/1/32	250	291
[1]	California GO	5.250%	8/1/32	11,000	15,449
	California GO	5.000%	9/1/32	685	839
	California GO	5.000%	9/1/32	3,260	3,883
	California GO	5.000%	9/1/32	700	857
	California GO	4.625%	10/1/32	385	392
	California GO	5.250%	10/1/32	255	260
	California GO	5.000%	11/1/32	1,475	1,646
	California GO	5.000%	11/1/32	1,285	1,615
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/32	500	628
California GO	5.000%	2/1/33	510	552
California GO	5.000%	3/1/33	130	152
California GO	5.000%	3/1/33	5,000	6,578
California GO	5.000%	4/1/33	6,500	7,351
California GO	5.000%	8/1/33	5,000	6,092
California GO	5.000%	8/1/33	1,400	1,603
California GO	5.000%	8/1/33	375	437
California GO	5.000%	8/1/33	325	386
California GO	5.000%	8/1/33	2,285	2,850
California GO	3.000%	9/1/33	1,170	1,270
California GO	3.375%	9/1/33	210	229
California GO	4.000%	9/1/33	500	582
California GO	4.000%	9/1/33	575	669
California GO	5.000%	9/1/33	1,000	1,108
California GO	5.000%	9/1/33	1,000	1,221
California GO	5.000%	10/1/33	2,430	2,800
California GO	5.000%	10/1/33	2,720	3,074
California GO	5.000%	11/1/33	150	200
California GO	5.000%	3/1/34	5,520	7,238
California GO	4.000%	8/1/34	275	307
California GO	5.000%	8/1/34	1,730	2,049
California GO	4.000%	9/1/34	355	412
California GO	4.000%	9/1/34	250	290
California GO	5.000%	9/1/34	1,225	1,493
California GO	5.000%	9/1/34	775	920
California GO	5.000%	9/1/34	3,000	3,657
California GO	4.000%	10/1/34	4,205	5,125
California GO	5.000%	11/1/34	10,000	13,312
California GO	5.000%	12/1/34	1,070	1,293
California GO	5.000%	12/1/34	100	133
California GO	5.000%	3/1/35	19,270	25,211
California GO	4.250%	4/1/35	300	311
California GO	5.000%	4/1/35	4,135	4,669
California GO	5.250%	4/1/35	300	314
California GO	5.000%	8/1/35	965	1,172
California GO	5.000%	8/1/35	725	829
California GO	4.000%	9/1/35	2,500	2,899
California GO	5.000%	9/1/35	2,000	2,434
California GO	5.000%	9/1/35	1,715	2,087
California GO	5.000%	10/1/35	1,250	1,501
California GO	4.000%	11/1/35	4,405	5,219
California GO	4.000%	11/1/35	100	123
California GO	5.000%	11/1/35	1,155	1,445
California GO	3.750%	12/1/35	70	73
California GO	4.000%	3/1/36	16,670	20,224
California GO	5.000%	8/1/36	8,565	10,892
California GO	4.000%	9/1/36	2,615	3,026
California GO	4.000%	9/1/36	250	289
California GO	5.000%	9/1/36	145	154
California GO	5.000%	9/1/36	500	607
California GO	5.000%	11/1/36	6,600	8,447
California GO	5.000%	4/1/37	625	680
California GO	5.000%	4/1/37	14,555	16,420
California GO	5.000%	8/1/37	5,595	6,766
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	9/1/37	365	382
	California GO	4.000%	9/1/37	250	289
	California GO	5.000%	10/1/37	110	126
	California GO	5.000%	11/1/37	18,435	23,548
	California GO	5.000%	11/1/37	2,035	2,534
	California GO	5.000%	2/1/38	755	816
	California GO	5.000%	2/1/38	1,605	1,661
	California GO	5.000%	4/1/38	5,480	7,021
	California GO	5.000%	4/1/38	150	169
	California GO	4.000%	8/1/38	330	380
	California GO	5.000%	10/1/39	2,005	2,301
	California GO	5.000%	10/1/39	5,485	6,541
	California GO	4.000%	11/1/40	2,225	2,697
	California GO	5.000%	9/1/41	1,025	1,041
[6]	California GO	5.000%	9/1/41	3,000	3,892
	California GO	5.000%	10/1/41	3,725	3,797
	California GO	4.000%	11/1/41	700	794
	California GO	4.375%	4/1/42	100	103
	California GO	5.000%	4/1/42	400	417
	California GO	5.000%	9/1/42	3,355	3,563
	California GO	5.000%	2/1/43	535	578
	California GO	5.000%	4/1/43	2,285	2,486
	California GO	4.875%	11/1/43	265	291
	California GO	5.000%	11/1/43	1,800	2,005
	California GO	4.500%	12/1/43	405	442
	California GO	5.000%	3/1/45	3,600	4,161
	California GO	3.250%	4/1/45	5,000	5,426
	California GO	5.000%	8/1/45	1,150	1,348
	California GO	5.000%	9/1/45	2,550	3,062
	California GO	4.000%	11/1/45	8,350	9,421
	California GO	3.000%	3/1/46	12,480	13,389
	California GO	4.000%	3/1/46	3,000	3,549
	California GO	5.000%	8/1/46	2,605	3,118
	California GO	3.000%	9/1/46	360	376
	California GO	5.000%	9/1/46	500	600
	California GO	5.000%	10/1/47	6,885	8,152
	California GO	5.000%	11/1/47	16,600	20,385
	California GO	5.000%	10/1/48	9,000	11,283
	California GO	3.000%	10/1/49	1,250	1,332
	California GO	4.000%	11/1/50	8,000	9,001
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	400	444
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/22	190	201
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	136
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	10/1/26	3,025	3,760
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,717
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,640
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	1,050
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	2,000	2,302
14

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/22	250	267
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	19
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	252
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,302
California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,531
California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	75	77
California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	280	339
California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,841
California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,318
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	755	755
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/21	465	472
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	400	427
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	215	240
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	795	907
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,622
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,183
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	100	120
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	366
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	365	401
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	247
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	118
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	258
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	741
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	118
California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	167
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	126
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,895
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	276
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	631
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	151
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,564
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,917
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	500	598
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	1,005
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	250	257
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	100	115
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	124
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	337
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/29	125	130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	167
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	35	36
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	245	281
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	650	744
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	905	943
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	255	273
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	830	923
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	6,200	7,073
[3]	California State Public Works Board Lease (Abatement) Revenue, ETM	5.250%	6/1/22	50	53
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	205	211
	California State University College & University Revenue	5.000%	11/1/23	100	112
	California State University College & University Revenue	5.000%	11/1/26	170	205
	California State University College & University Revenue	5.000%	11/1/28	130	151
	California State University College & University Revenue	5.000%	11/1/29	890	1,033
	California State University College & University Revenue	5.000%	11/1/30	100	121
	California State University College & University Revenue	5.000%	11/1/31	510	609
	California State University College & University Revenue	5.000%	11/1/31	150	174
	California State University College & University Revenue	5.000%	11/1/32	1,355	1,616
	California State University College & University Revenue	5.000%	11/1/32	2,060	2,381
	California State University College & University Revenue	4.000%	11/1/34	125	143
	California State University College & University Revenue	5.000%	11/1/34	105	130
	California State University College & University Revenue	5.000%	11/1/34	635	731
	California State University College & University Revenue	4.000%	11/1/35	2,095	2,393
	California State University College & University Revenue	5.000%	11/1/35	375	463
	California State University College & University Revenue	5.000%	11/1/36	1,025	1,262
	California State University College & University Revenue	4.000%	11/1/37	375	427
	California State University College & University Revenue	5.000%	11/1/37	180	213
	California State University College & University Revenue	5.000%	11/1/37	110	135
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/38	2,360	2,684
	California State University College & University Revenue	5.000%	11/1/38	1,285	1,518
	California State University College & University Revenue	5.000%	11/1/39	9,725	11,140
	California State University College & University Revenue	5.000%	11/1/41	1,185	1,406
	California State University College & University Revenue	5.000%	11/1/42	10,210	12,584
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,550
	California State University College & University Revenue	5.000%	11/1/43	325	409
	California State University College & University Revenue	5.000%	11/1/44	3,720	4,261
	California State University College & University Revenue	5.000%	11/1/45	7,530	8,935
	California State University College & University Revenue	5.000%	11/1/47	675	832
	California State University College & University Revenue	5.000%	11/1/48	2,500	3,129
	California State University College & University Revenue	5.000%	11/1/49	4,275	5,408
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,890	1,935
	California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,196
	California State University College & University Revenue, Prere.	4.000%	11/1/22	500	529
	California State University College & University Revenue, Prere.	5.000%	11/1/22	3,650	3,917
	California State University College & University Revenue, Prere.	5.000%	11/1/22	200	215
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	6
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	802
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	326
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	47
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,000	5,919
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	105	123
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	115
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	332
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,149
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,000	1,136
	Chaffey Community College District GO	5.000%	6/1/48	1,650	2,010
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	10,120	11,638
	Clovis Unified School District GO	4.000%	8/1/40	150	167
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	136
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,357
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	548
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	200
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	405
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,317
	Cypress School District GO	0.000%	8/1/40	250	144
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,585
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	300	316
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	107
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	177
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	135
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,890	2,342
[1]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	52
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	175
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,647
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	153
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	168
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	335
[3,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,289
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,000	1,174
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	8,343
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	194
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	3,000
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	15,940
	Foster City CA GO	2.250%	8/1/50	1,000	978
	Fremont Union High School District GO	4.000%	8/1/40	725	799
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,586
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	510
	Fresno Unified School District GO	4.000%	8/1/41	500	567
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	665	723
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	125	139
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,750	3,764
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	578
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,681
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,755
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	7,265
	Kern Community College District GO	3.000%	8/1/46	2,440	2,616
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	524
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	106
	Long Beach Unified School District GO	0.000%	8/1/32	100	71
	Long Beach Unified School District GO	4.000%	8/1/45	350	391
	Los Angeles CA Community College District GO	5.000%	8/1/22	100	106
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	211
	Los Angeles CA Community College District GO	5.000%	8/1/23	40	44
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	121
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,163
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,704
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,247
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	365
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	241
18

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	845	976
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	175	202
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,145	1,322
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	570	658
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	390	450
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	1,045
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	428
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	729
Los Angeles CA Unified School District GO	5.000%	7/1/22	295	312
Los Angeles CA Unified School District GO	5.000%	7/1/22	75	79
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	420
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,175	1,298
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	4,085
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,588
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,891
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	403
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	230
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,300	2,647
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,231
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,270
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	668
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,000	1,149
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	173
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,680	9,449
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	3,076
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,938
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	315
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	116
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	12,741
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,480
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	438
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,816
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,083
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	761
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	302
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,899
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,468
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,789
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,662
Los Angeles CA Unified School District GO	4.000%	7/1/39	11,575	14,003
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,595
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,394
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,191
Los Angeles CA Unified School District GO	3.000%	7/1/45	1,100	1,177
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	335
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,050
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,547
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,993
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	288
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	6,197
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	100	110
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	10,025	12,967
19

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,035	2,743
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,377
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,900	3,901
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,095	1,337
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	3,096
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,090	2,792
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,506
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,549
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	2,490	3,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,225
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,325
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	244
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	7,034
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,475	3,063
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,325	4,114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,528
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/21	900	907
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,570	1,749
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	7,821
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	4,055
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	2,610	3,061
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	6,505
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	9,000	9,565
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	587
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	423
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	440
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	159
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,045	8,062
20

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,362
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	168
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,602
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,794
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	695
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	1,450	1,885
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	1,000	1,296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,400	3,139
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,286
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	6,910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	5,118
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	108
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	405
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	248
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	115
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	144
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	151
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	270
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,299
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,787
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	146
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,919
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,161
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,898
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,747
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	300	343
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	6,152
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	290
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,661
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,748
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	316
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	8,924
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,202
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,170	1,428
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,597
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	655	743
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,901
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,655
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,963
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,000	8,876
	Los Angeles Department of Water Revenue	4.000%	7/1/29	1,030	1,289
	Los Angeles Department of Water Revenue	5.000%	7/1/35	1,350	1,425
	Los Angeles Department of Water Revenue	5.000%	7/1/36	500	528
	Los Angeles Department of Water Revenue	5.000%	7/1/36	5,000	6,357
	Los Angeles Department of Water Revenue	5.000%	7/1/39	1,300	1,482
	Los Angeles Department of Water Revenue	5.000%	7/1/40	3,000	3,918
	Los Angeles Department of Water Revenue	5.000%	7/1/41	155	184
	Los Angeles Department of Water Revenue	5.000%	7/1/41	3,000	3,908
	Los Angeles Department of Water Revenue	5.000%	7/1/43	180	190
	Los Angeles Department of Water Revenue	5.000%	7/1/43	1,725	1,819
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,600	6,646
	Los Angeles Department of Water Revenue	4.000%	7/1/47	400	454
	Los Angeles Department of Water Revenue	5.000%	7/1/47	5,500	7,082
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	85	102
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	711
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	184
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,220
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	287
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	994
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	1,037
	Los Angeles Unified School District GO	5.000%	7/1/22	150	159
	Los Angeles Unified School District GO	5.000%	7/1/28	85	104
[1]	Mendocino-Lake Community College District GO, Prere.	0.000%	8/1/21	310	31
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	208
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,293
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,280
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	6,375	8,414
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	264
	Mount San Antonio Community College District GO	4.000%	8/1/49	2,500	2,924
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	169
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	253
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	375
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	240
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	304
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	434
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	500	604
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	330
	Oak Grove School District GO, Prere.	0.000%	6/1/21	265	62
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,125
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	144
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	590	692
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	253
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,217
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,048
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	112
	Pasadena Unified School District GO	5.000%	8/1/26	10	12
	Peralta Community College District GO	4.000%	8/1/39	350	384
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	234
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	423
	Poway Unified School District GO	0.000%	8/1/32	130	106
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,709
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,561
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	450	494
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,030	1,318
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	375
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	30	33
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,404
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,354
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,565	3,942
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	626
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	473
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	731
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	235	280
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,932
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	600
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,215
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	187
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	150	150
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	6,924
	San Bernardino Community College District GO	4.000%	8/1/49	7,000	8,012
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	2,066
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	723
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	35	42
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	150	189
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,025	2,174
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,120
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	180
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,797
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,618
	San Diego CA Unified School District GO	5.000%	7/1/22	27,000	28,534
	San Diego CA Unified School District GO	5.000%	7/1/26	150	178
	San Diego CA Unified School District GO	5.000%	7/1/28	100	119
	San Diego CA Unified School District GO	4.000%	7/1/29	100	116
	San Diego CA Unified School District GO	0.000%	7/1/31	170	145
	San Diego CA Unified School District GO	4.000%	7/1/32	500	578
	San Diego CA Unified School District GO	4.000%	7/1/33	250	289
	San Diego CA Unified School District GO	0.000%	7/1/35	295	188
	San Diego CA Unified School District GO	0.000%	7/1/35	775	599
	San Diego CA Unified School District GO	5.000%	7/1/35	1,115	1,227
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,286
	San Diego CA Unified School District GO	0.000%	7/1/36	340	255
	San Diego CA Unified School District GO	0.000%	7/1/36	895	671
	San Diego CA Unified School District GO	0.000%	7/1/37	375	273
	San Diego CA Unified School District GO	0.000%	7/1/38	170	120
	San Diego CA Unified School District GO	0.000%	7/1/39	100	69
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,234
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,658
	San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,983
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	720
	San Diego CA Unified School District GO	0.000%	7/1/45	575	328
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,703
	San Diego CA Unified School District GO	4.000%	7/1/45	425	472
	San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,792
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	3,213
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	11,259
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	9,640
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,335
	San Diego CA Unified School District GO	0.000%	7/1/49	735	372
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	5,368
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	235
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,434
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	283
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,355
	San Diego Community College District GO	5.000%	8/1/27	80	99
	San Diego Community College District GO	5.000%	8/1/28	100	123
24

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Community College District GO	5.000%	8/1/29	100	123
San Diego Community College District GO	5.000%	8/1/31	1,195	1,463
San Diego Community College District GO	4.000%	8/1/41	225	257
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,290	1,432
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	350	426
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	125	137
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,679
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	25	28
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,000	1,217
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,973
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	18,555	22,118
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	366
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,515
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	526
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	655
San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,500	3,232
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	470	494
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	465
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/21	140	142
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	115
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	246
San Diego Unified School District GO	5.000%	7/1/21	505	509
San Diego Unified School District GO	5.000%	7/1/22	100	106
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	261
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	589
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,578
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	3,954
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	3,000	3,193
San Francisco CA City & County COP	5.000%	4/1/28	500	592
San Francisco CA City & County COP	4.000%	4/1/45	405	427
San Francisco CA City & County GO	5.000%	6/15/21	180	181
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,646
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	404
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	116
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	144
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,887
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,175	1,203
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	250	260
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	105
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	787
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	7,157
	San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/22	250	268
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	525
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,409
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	911
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	250	250
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	654
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	141
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,475	2,930
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	5,016
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,108
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/21	100	100
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	125	143
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	141
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	285
	San Francisco Community College District GO	4.000%	6/15/45	550	650
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	11,865
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	2,585	2,958
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	185	146
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	2,560	2,894
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	3,825	4,286
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,120
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,442
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	115	128
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	202
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	114
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	93
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	787
	San Marcos Unified School District GO	0.000%	8/1/32	150	123
	San Marcos Unified School District GO	0.000%	8/1/51	100	45
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,335
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,328
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,436
	San Mateo Union High School District GO	4.000%	9/1/34	800	929
	San Mateo Union High School District GO, Prere.	5.000%	9/1/21	10	10
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	135
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	346
	Santa Clara County CA GO	3.250%	8/1/39	645	701
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,284
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	186
	Southern California Public Power Authority Electric Power & Light Revenue	4.000%	7/1/21	50	50
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/21	185	186
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	275	316
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,890
	Southwestern Community College District GO	0.000%	8/1/46	320	157
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,846
	State of California Department of Water Resources Water Revenue	5.000%	12/1/24	125	146
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	135
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,468
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	39
	University of California College & University Revenue	5.000%	5/15/21	150	150
	University of California College & University Revenue	5.000%	5/15/22	510	536
	University of California College & University Revenue	5.000%	5/15/22	500	525
	University of California College & University Revenue	5.000%	5/15/23	615	676
	University of California College & University Revenue	5.000%	5/15/24	255	268
	University of California College & University Revenue	5.000%	5/15/25	165	196
	University of California College & University Revenue	5.000%	5/15/25	15	18
	University of California College & University Revenue	5.000%	5/15/25	90	94
	University of California College & University Revenue	5.000%	5/15/27	110	130
	University of California College & University Revenue	5.000%	5/15/28	100	118
	University of California College & University Revenue	4.000%	5/15/29	100	104
	University of California College & University Revenue	5.000%	5/15/29	775	849
	University of California College & University Revenue	5.000%	5/15/29	670	791
	University of California College & University Revenue	4.000%	5/15/32	12,420	13,311
	University of California College & University Revenue	5.000%	5/15/32	1,610	1,761
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,177
	University of California College & University Revenue	5.000%	5/15/33	700	765
	University of California College & University Revenue	5.000%	5/15/33	1,650	2,103
	University of California College & University Revenue	5.000%	5/15/35	205	247
	University of California College & University Revenue	4.000%	5/15/36	525	596
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,892
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/36	100	121
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,693
	University of California College & University Revenue	5.000%	5/15/37	1,130	1,184
	University of California College & University Revenue	5.000%	5/15/38	800	873
	University of California College & University Revenue	5.000%	5/15/38	2,445	3,219
[6]	University of California College & University Revenue	5.000%	5/15/38	1,100	1,422
	University of California College & University Revenue	5.000%	5/15/39	355	387
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,288
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,339
[6]	University of California College & University Revenue	5.000%	5/15/40	1,000	1,283
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,325
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,307
	University of California College & University Revenue	5.000%	5/15/42	7,175	8,851
	University of California College & University Revenue	5.000%	5/15/42	710	743
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,303
[6]	University of California College & University Revenue	5.000%	5/15/42	1,000	1,275
	University of California College & University Revenue	5.000%	5/15/43	11,310	14,123
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,741
	University of California College & University Revenue	5.000%	5/15/46	5,610	6,700
	University of California College & University Revenue	5.000%	5/15/46	3,000	3,902
	University of California College & University Revenue	4.000%	5/15/47	560	636
	University of California College & University Revenue	4.000%	5/15/47	2,000	2,367
	University of California College & University Revenue	5.000%	5/15/47	2,780	3,433
	University of California College & University Revenue	5.000%	5/15/47	475	587
	University of California College & University Revenue	5.250%	5/15/47	4,080	5,112
	University of California College & University Revenue	4.000%	5/15/48	7,405	8,509
	University of California College & University Revenue	5.000%	5/15/48	2,930	3,636
	University of California College & University Revenue	5.000%	5/15/48	4,255	5,265
	University of California College & University Revenue	2.500%	5/15/50	3,000	3,024
	University of California College & University Revenue	4.000%	5/15/51	10,000	11,928
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,488
	University of California College & University Revenue	5.000%	5/15/52	10,000	12,341
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,491
	University of California College & University Revenue	5.250%	5/15/58	725	910
	University of California College & University Revenue PUT	5.000%	5/15/23	1,030	1,131
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	121
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,360	1,428
	University of California College & University Revenue, Prere.	5.000%	5/15/22	5	5
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	571
	Upland Unified School District GO	0.000%	8/1/50	100	44
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	122
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	955	1,025
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	205	220
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	763
	West Contra Costa Unified School District GO	5.125%	8/1/45	1,200	1,321
	Westside Union School District GO	0.000%	8/1/40	355	212
	Westside Union School District GO	0.000%	8/1/45	265	137
	William S Hart Union High School District GO	0.000%	8/1/33	750	600
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,035	788
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	275	299
	Yosemite Community College District GO	5.000%	8/1/32	155	184
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	1,192
					2,016,335
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,195	1,471
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	10,293
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,000	3,675
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	365
	Adams County CO COP	4.000%	12/1/45	280	309
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,695
	Aurora CO Water Revenue	5.000%	8/1/46	890	1,059
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,215
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,141
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	205
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	82
	City & County of Denver CO GO	5.000%	8/1/28	11,425	14,836
	Colorado COP	5.000%	12/15/30	1,040	1,337
	Colorado COP	5.000%	12/15/31	3,220	4,333
	Colorado COP	5.000%	3/15/32	55	67
	Colorado COP	4.000%	12/15/34	65	80
	Colorado COP	4.000%	12/15/35	5,480	6,729
	Colorado COP	4.000%	12/15/36	3,200	3,788
	Colorado COP	4.000%	12/15/37	165	200
	Colorado COP	4.000%	12/15/38	240	291
	Colorado COP	5.250%	3/15/42	945	1,154
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	886
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	500
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,866
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,861
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	600	809
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	728
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	555	745
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	625	840
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	700	937
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	669
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	667
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	664
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	664
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	55
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,145
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,940	2,245
	Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,139
	Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	5,378
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	228
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	16
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	300	323
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/22	205	220
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,546
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	300	361
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	116
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	5,032
	Denver CO City & County GO	5.000%	8/1/27	3,200	4,055
	Denver CO City & County GO	5.000%	8/1/30	1,880	2,543
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,241
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,832
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,747
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,391
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,329
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,731
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	29,825	35,465
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	641
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	7,255	8,249
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	82
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,758
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	671
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	170
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	173
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	185
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,457
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	376
[3]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,165
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	113
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,000	1,293
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,490
	Regional Transportation District COP	5.000%	6/1/39	9,190	9,946
	Regional Transportation District COP	4.000%	6/1/40	415	452
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,652
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	192
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	192
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	90
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	65	83
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,470	3,211
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	105	139
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	884
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,375
	Regional Transportation District Sales Tax Sales Tax Revenue	5.000%	11/1/34	55	68
	University of Colorado College & University Revenue	4.000%	6/1/36	250	293
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,525
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	138
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	189
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	12,800
					212,351
30

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (1.5%)
Connecticut GO	5.000%	5/15/21	310	310
Connecticut GO	5.000%	5/15/21	1,000	1,001
Connecticut GO	5.000%	6/1/21	100	100
Connecticut GO	5.000%	10/15/21	645	659
Connecticut GO	5.000%	11/1/21	1,025	1,049
Connecticut GO	3.000%	4/15/22	125	128
Connecticut GO	5.000%	5/15/22	1,000	1,004
Connecticut GO	5.000%	6/1/22	1,265	1,331
Connecticut GO	5.000%	6/15/22	3,250	3,426
Connecticut GO	5.000%	10/15/22	170	182
Connecticut GO	5.000%	10/15/22	180	193
Connecticut GO	5.000%	11/15/22	135	145
Connecticut GO	5.000%	3/15/23	2,000	2,180
Connecticut GO	5.000%	5/15/23	760	763
Connecticut GO	5.000%	6/1/23	355	373
Connecticut GO	5.000%	10/15/23	650	726
Connecticut GO	5.000%	11/15/23	630	706
Connecticut GO	5.000%	3/15/24	410	466
Connecticut GO	5.000%	5/15/24	100	114
Connecticut GO	5.000%	6/1/24	1,325	1,393
Connecticut GO	5.000%	8/15/24	1,050	1,164
Connecticut GO	5.000%	10/15/24	120	134
Connecticut GO	5.000%	11/1/24	105	107
Connecticut GO	5.000%	5/15/25	390	462
Connecticut GO	5.000%	6/15/25	820	974
Connecticut GO	5.000%	10/15/25	5,160	6,200
Connecticut GO	5.000%	10/15/25	155	173
Connecticut GO	5.000%	11/15/25	650	783
Connecticut GO	5.000%	5/15/26	980	1,198
Connecticut GO	5.000%	6/15/26	1,660	1,964
Connecticut GO	5.000%	10/15/26	725	897
Connecticut GO	5.000%	10/15/26	2,425	2,694
Connecticut GO	5.000%	11/15/26	1,400	1,680
Connecticut GO	5.000%	1/15/27	2,145	2,669
Connecticut GO	5.000%	4/15/27	2,705	3,388
Connecticut GO	5.000%	5/15/27	520	633
Connecticut GO	5.000%	6/15/27	850	1,003
Connecticut GO	5.000%	8/15/27	500	613
Connecticut GO	5.000%	10/15/27	220	244
Connecticut GO	5.000%	11/1/27	1,500	1,535
Connecticut GO	5.000%	11/15/27	1,895	2,266
Connecticut GO	5.000%	4/15/28	1,000	1,283
Connecticut GO	4.000%	9/15/28	265	277
Connecticut GO	5.000%	11/15/28	470	561
Connecticut GO	5.000%	4/15/29	300	371
Connecticut GO	5.000%	6/15/29	1,300	1,524
Connecticut GO	4.000%	1/15/31	7,000	8,698
Connecticut GO	5.000%	9/15/31	160	170
Connecticut GO	5.000%	11/1/31	170	174
Connecticut GO	3.000%	1/15/32	7,500	8,518
Connecticut GO	5.000%	4/15/32	175	215
Connecticut GO	5.000%	11/15/32	125	148
Connecticut GO	3.000%	1/15/33	1,210	1,363
Connecticut GO	5.000%	4/15/33	100	122
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	10/15/33	2,800	3,385
	Connecticut GO	4.000%	6/15/34	3,000	3,355
	Connecticut GO	5.000%	10/15/34	100	121
	Connecticut GO	5.000%	11/15/34	1,000	1,178
	Connecticut GO	4.000%	6/1/36	1,250	1,503
	Connecticut GO	4.000%	1/15/38	250	297
	Connecticut GO	4.000%	6/1/39	1,740	2,075
	Connecticut GO	2.000%	1/15/41	1,835	1,753
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	225	229
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	181
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	65
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	1,300	1,440
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	266
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	112
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,430	1,611
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	255	295
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	1,560	1,803
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	328
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,618
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	255	304
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,153
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,500	1,793
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	5,241
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	180	214
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	592
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,095	1,350
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,000	1,241
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	1,360	1,609
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	6,137
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	2,107
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,617
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	377
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	725	884
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	425
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,225	4,205
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	172
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,469
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	194
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,895	2,226
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	188
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	249
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	481
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	280	328
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,667
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	13,428
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	116
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	8,067
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	582
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	131
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	1,035	1,253
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	965
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	501
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	518
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	640
32

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,300	10,994
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,755
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.050%	7/12/21	5,000	5,018
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	528
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,844
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,176
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,863
				193,777
Delaware (0.6%)
Delaware GO	5.000%	7/1/23	2,525	2,790
Delaware GO	5.000%	2/1/31	21,665	29,691
Delaware GO	4.000%	2/1/32	23,225	29,449
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,537
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	112
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,647
New Castle County DE GO	5.000%	10/1/45	1,875	2,201
University of Delaware College & University Revenue	5.000%	11/1/40	500	722
University of Delaware College & University Revenue	5.000%	11/1/41	755	1,097
University of Delaware College & University Revenue	5.000%	11/1/42	750	1,098
University of Delaware College & University Revenue	5.000%	11/1/43	485	715
University of Delaware College & University Revenue	5.000%	11/1/44	465	689
University of Delaware College & University Revenue	5.000%	11/1/45	500	746
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	500	549
				75,043
District of Columbia (1.5%)
District of Columbia College & University Revenue	5.000%	4/1/30	460	552
District of Columbia College & University Revenue	5.000%	4/1/34	270	320
District of Columbia GO	5.000%	6/1/22	110	116
District of Columbia GO	5.000%	6/1/23	875	964
District of Columbia GO	5.000%	6/1/24	155	171
District of Columbia GO	5.000%	6/1/25	4,620	5,076
District of Columbia GO	5.000%	10/15/25	2,195	2,645
District of Columbia GO	5.000%	10/15/29	80	105
District of Columbia GO	5.000%	6/1/30	1,085	1,236
District of Columbia GO	5.000%	10/15/30	130	170
District of Columbia GO	5.000%	6/1/31	8,865	10,090
District of Columbia GO	5.000%	6/1/33	7,095	8,054
District of Columbia GO	4.000%	6/1/34	1,030	1,198
District of Columbia GO	5.000%	6/1/34	2,400	2,972
District of Columbia GO	4.000%	6/1/36	555	643
District of Columbia GO	5.000%	6/1/36	405	473
District of Columbia GO	5.000%	6/1/36	3,000	3,707
District of Columbia GO	4.000%	6/1/37	835	966
District of Columbia GO	5.000%	6/1/38	865	976
District of Columbia GO	4.000%	6/1/41	180	203
District of Columbia GO	5.000%	6/1/41	1,205	1,435
District of Columbia GO	5.000%	6/1/41	3,240	3,915
District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,496
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,676
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,510	4,847
	District of Columbia Income Tax Revenue	5.000%	10/1/28	9,035	11,769
	District of Columbia Income Tax Revenue	5.000%	10/1/30	4,950	6,720
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,460	2,017
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,580
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,275	1,653
	District of Columbia Income Tax Revenue	5.000%	12/1/36	1,765	1,812
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	6,038
	District of Columbia Income Tax Revenue	5.000%	3/1/39	5,000	6,487
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	7,194
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	120	123
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	865	889
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	710	765
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	4,005	4,752
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	257
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	120
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,113
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,927
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,100	1,280
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,020	1,230
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	6,960	7,775
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	305	256
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	155
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,503
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	939
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	339
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	57
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	644
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/41	405	520
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,145
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	3,033
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	18,808
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	1,050
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,588
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	4,413
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	17,175	17,806
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	60	78
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	3,075	4,010
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	4,018
					190,869
Florida (3.8%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	513
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,485	4,794
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	481
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	561
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,821
	Broward County FL School District COP	5.000%	7/1/23	2,840	3,125
	Broward County FL School District COP	5.000%	7/1/23	250	275
	Broward County FL School District COP	5.000%	7/1/24	140	160
	Broward County FL School District COP	5.000%	7/1/25	300	354
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,445
	Broward County FL School District COP	5.000%	7/1/27	95	119
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,893
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	497
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,391
[1]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	710	724
[1]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	1,100	1,122
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,500	1,831
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	122
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	11,223
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,130	1,306
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,752
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	6,554
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	4,083
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	370
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	339
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	570
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	3,094
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	161
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	787
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,187
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	7,250	8,901
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,151
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	6,125	7,490
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,696
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	6,350	7,743
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,255
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,133
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,200	2,678
	Florida Department of Management Services COP	5.000%	11/1/27	1,665	2,106
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,413
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/41	1,000	1,008
	Florida GO	5.000%	6/1/21	2,495	2,504
	Florida GO	5.000%	6/1/22	1,400	1,474
	Florida GO	5.000%	6/1/22	3,695	3,890
	Florida GO	5.000%	6/1/23	1,360	1,498
35

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida GO	5.000%	6/1/23	150	165
Florida GO	5.000%	6/1/24	145	153
Florida GO	5.000%	6/1/25	265	266
Florida GO	5.000%	6/1/25	300	316
Florida GO	5.000%	6/1/25	26,060	30,970
Florida GO	5.000%	7/1/28	6,795	8,779
Florida GO	4.000%	7/1/30	730	889
Florida GO	4.000%	7/1/43	1,225	1,445
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	631
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	5,038
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	3,750	3,952
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	4,331
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,211
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	4,043
Florida Lottery Revenue	5.000%	7/1/21	325	328
Florida Lottery Revenue	5.000%	7/1/24	1,210	1,392
Florida Lottery Revenue	5.000%	7/1/25	1,920	2,288
Florida Lottery Revenue	5.000%	7/1/26	1,410	1,736
Florida Lottery Revenue	5.000%	7/1/28	1,435	1,863
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	347
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	575	665
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	276
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	780	955
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	225	274
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,560
Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	401
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	49
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	610
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,125	5,808
Hillsborough County Aviation Authority Revenue Port, Airport & Marina Revenue	5.000%	10/1/48	10	12
Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	443
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,495
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	903
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	643
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	592
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	398
Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,441
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,300
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,574
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,808
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,248
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,542
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	33
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	411
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	668
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	480
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	393
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	8,425
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	4,103
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,212
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,166
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	300
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	261
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,495
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	116
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	210	241
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	250	273
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	795	909
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	203
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,570	2,927
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	735	840
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	114
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,435	1,633
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	981
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,485
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	292
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	10,037
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	385	460
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	710	861
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,644
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	890	1,017
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	1,750	2,092
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	15	18
	Miami-Dade County FL GO	5.000%	7/1/27	3,355	4,230
	Miami-Dade County FL GO	5.000%	7/1/33	5,000	6,061
	Miami-Dade County FL GO	4.000%	7/1/35	110	121
	Miami-Dade County FL GO	5.000%	7/1/37	1,300	1,564
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue , Prere.	5.000%	10/1/22	170	182
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	1,041
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	910	439
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	859
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	740	904
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	14,983
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,115	1,360
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Special Obligation Revenue, Prere.	4.000%	10/1/22	55	58
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	4,785	5,114
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	5,000	5,344
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	3,470	3,709
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	5,450	5,825
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	1,450	1,550
[1]	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	35	37
[2]	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	25	27
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,718
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	199
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	829
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,480	2,620
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	128
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,095	1,220
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,420	1,700
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	1,300	1,557
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,295	1,544
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	2,061
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,987
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	2,125
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,620
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,313
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,956
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,300	3,935
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,025	5,892
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,956
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,468
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	281
[1]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	107
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,270
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,238
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	4,749
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,502
	Miami-Dade County School Board COP	5.000%	2/1/25	220	257
	Miami-Dade County School Board COP	5.000%	2/1/26	1,770	2,128
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,505
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,561
	Miami-Dade County School Board COP	5.625%	5/1/31	90	90
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	8,203
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,805
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	8,460	9,331
	Mid-bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,729
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	296
	Mid-Bay Bridge Authority Highway Revenue, Prere.	7.250%	10/1/21	8,000	8,233
	Orange Cnty. Convention Center/Orlando Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	83
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	432
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,453
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,410
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,370
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	404
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	236
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	35	37
	Orange County School Board COP	5.000%	8/1/30	100	118
	Orange County School Board COP	5.000%	8/1/31	1,485	1,749
	Orange County School Board COP	5.000%	8/1/32	3,600	4,977
	Orange County School Board COP	5.000%	8/1/33	1,315	1,587
	Orange County School Board COP	5.000%	8/1/34	1,090	1,313
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	354
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,273
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	230
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	647
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,200
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	491
[1]	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/24	490	517
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/35	425	466
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	55
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	728
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/21	215	215
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	248
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	668
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	179
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	323
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	789
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,385
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	598
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	367
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	214
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	300	370
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	594
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,238
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	368
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,892
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	1,053
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	451
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	580
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	609
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	683
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	1,113
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	1,339
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,391
	Palm Beach County School District COP	5.000%	8/1/27	550	693
	Palm Beach County School District COP	5.000%	8/1/27	490	580
	Palm Beach County School District COP	5.000%	8/1/28	100	129
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County School District COP	5.000%	8/1/31	130	153
	Palm Beach County School District COP	5.000%	8/1/34	3,900	5,122
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/24	145	148
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/31	785	800
	Palm Beach County Solid Waste Authority Resource Recovery Revenue, Prere.	5.000%	10/1/21	5	5
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,834
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	7,244
	Port St. Lucie FL	3.250%	7/1/45	105	111
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,723
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	979
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,660	1,948
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,500	1,798
	School District of Broward County COP	5.000%	7/1/30	50	66
	South Florida Water Management District COP	5.000%	10/1/33	420	501
	South Florida Water Management District COP	5.000%	10/1/35	25	30
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,150
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,652
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	784
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	307
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,834
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,205	3,831
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,300
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	3,865	4,081
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	210	222
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,164
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	605
					499,947
Georgia (1.9%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,698
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	5,948
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,988
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	330
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,122
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	189
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/42	2,235	2,302
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	150	187
[3]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	628
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	316
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	251
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	1,825	2,593
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	6,835	7,965
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	4,050	5,016
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,689
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	308
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,775	3,287
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,513
	DeKalb County School District GO	4.000%	10/1/21	4,045	4,109
	Georgia GO	5.000%	7/1/21	1,300	1,310
	Georgia GO	5.000%	7/1/21	3,320	3,346
	Georgia GO	5.000%	10/1/21	250	255
	Georgia GO	5.000%	2/1/22	125	130
	Georgia GO	5.000%	7/1/22	1,000	1,057
	Georgia GO	4.000%	10/1/22	5,145	5,428
	Georgia GO	4.500%	11/1/22	210	215
	Georgia GO	5.000%	1/1/23	1,000	1,081
	Georgia GO	5.000%	7/1/23	2,000	2,210
	Georgia GO	5.000%	8/1/23	2,000	2,218
	Georgia GO	4.000%	10/1/23	100	105
	Georgia GO	5.000%	12/1/23	200	225
	Georgia GO	5.000%	2/1/24	5,000	5,661
	Georgia GO	4.000%	1/1/25	1,145	1,300
	Georgia GO	5.000%	1/1/25	375	405
	Georgia GO	5.000%	1/1/25	3,970	4,651
	Georgia GO	5.000%	2/1/25	2,350	2,762
	Georgia GO	5.000%	2/1/25	1,290	1,456
	Georgia GO	5.000%	8/1/25	100	120
	Georgia GO	5.000%	12/1/25	280	339
	Georgia GO	5.000%	2/1/26	1,220	1,484
	Georgia GO	5.000%	7/1/26	2,750	3,388
	Georgia GO	5.000%	8/1/26	1,060	1,309
	Georgia GO	5.000%	2/1/27	5,065	6,122
	Georgia GO	5.000%	2/1/27	2,000	2,252
	Georgia GO	5.000%	2/1/27	875	1,096
	Georgia GO	5.000%	7/1/27	240	253
	Georgia GO	5.000%	7/1/27	1,990	2,520
	Georgia GO	5.000%	7/1/27	1,950	2,469
	Georgia GO	5.000%	2/1/28	190	229
	Georgia GO	5.000%	2/1/28	2,330	2,900
	Georgia GO	5.000%	2/1/28	10	12
	Georgia GO	5.000%	7/1/28	170	210
	Georgia GO	5.000%	2/1/29	445	536
	Georgia GO	5.000%	7/1/30	5,645	7,425
	Georgia GO	5.000%	7/1/30	2,055	2,580
	Georgia GO	5.000%	7/1/32	1,465	1,873
	Georgia GO	5.000%	8/1/32	7,000	9,395
	Georgia GO	4.000%	7/1/34	3,325	3,988
[3]	Georgia Local Government COP	4.750%	6/1/28	78	88
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,639
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,707
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	690
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	730	753
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	785	936
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,133
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	15,400	17,151
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,725
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,191
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,110
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,182
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,552
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,553
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,807
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,196
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/21	1,425	1,430
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,510	1,945
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	4,000	5,263
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,765	5,051
	Gwinnett County School District GO	5.000%	8/1/21	1,680	1,700
	Gwinnett County School District GO	5.000%	8/1/22	1,150	1,220
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,244
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	5,132
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	3,975	5,278
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,240
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,050	2,431
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,548
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	215	261
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	6,257
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	121
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	10,000	11,704
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	105
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,500	1,981
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	9,062
42

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,811
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	2,245
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/44	575	629
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,250	1,513
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,629
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	223
				252,190
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,383
Hawaii (0.4%)
Hawaii GO	5.000%	8/1/21	3,040	3,076
Hawaii GO	5.000%	11/1/21	160	164
Hawaii GO	5.000%	12/1/21	200	206
Hawaii GO	5.000%	11/1/22	170	182
Hawaii GO	5.000%	8/1/23	1,035	1,147
Hawaii GO	5.000%	10/1/23	930	1,037
Hawaii GO	5.000%	10/1/23	2,090	2,331
Hawaii GO	5.000%	8/1/24	265	305
Hawaii GO	5.000%	8/1/24	1,005	1,113
Hawaii GO	5.000%	10/1/24	705	817
Hawaii GO	5.000%	8/1/25	735	845
Hawaii GO	5.000%	8/1/25	935	1,075
Hawaii GO	5.000%	10/1/26	1,450	1,734
Hawaii GO	5.000%	4/1/27	1,050	1,272
Hawaii GO	5.000%	10/1/27	1,515	1,867
Hawaii GO	4.000%	4/1/28	200	231
Hawaii GO	5.000%	5/1/28	125	156
Hawaii GO	5.000%	8/1/28	80	92
Hawaii GO	5.000%	8/1/28	2,000	2,209
Hawaii GO	5.000%	10/1/28	335	412
Hawaii GO	4.000%	4/1/29	1,750	2,009
Hawaii GO	5.000%	8/1/29	770	880
Hawaii GO	5.000%	8/1/30	3,375	3,859
Hawaii GO	5.000%	8/1/30	45	50
Hawaii GO	5.000%	10/1/30	1,110	1,391
Hawaii GO	4.000%	5/1/32	500	581
Hawaii GO	4.000%	1/1/34	2,675	3,128
Hawaii GO	4.000%	10/1/34	2,510	2,815
Hawaii GO	3.000%	4/1/36	165	174
Hawaii GO, Prere.	5.000%	12/1/21	90	92
Hawaii GO, Prere.	5.000%	12/1/21	135	139
Hawaii GO, Prere.	5.000%	12/1/21	125	128
Hawaii GO, Prere.	5.000%	12/1/21	65	67
Hawaii GO, Prere.	5.000%	12/1/21	260	267
Hawaii GO, Prere.	5.000%	12/1/21	195	200
Hawaii GO, Prere.	5.000%	12/1/21	100	103
Hawaii GO, Prere.	5.000%	12/1/21	490	504
Hawaii GO, Prere.	5.000%	12/1/21	460	473
43

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO, Prere.	5.000%	12/1/21	240	247
Hawaii GO, Prere.	5.000%	8/1/23	40	44
Hawaii GO, Prere.	5.000%	8/1/23	80	89
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	563
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	322
Honolulu Hi City & County (Honolulu Rail Transit Program) GO	5.000%	3/1/31	430	570
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,105	1,380
Honolulu HI City & County GO	5.000%	7/1/21	1,370	1,381
Honolulu HI City & County GO	5.000%	10/1/21	960	979
Honolulu HI City & County GO	4.000%	7/1/22	800	836
Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,098
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,209
Honolulu HI City & County GO	5.000%	10/1/37	750	882
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	499
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	713
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.250%	7/1/21	250	252
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	185	195
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,485	1,766
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	422
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	6
				52,584
Idaho (0.0%)
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,025	1,251
Illinois (4.7%)
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	100	121
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	100	121
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	784
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,338
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,160
Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	3,139
Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,252
Chicago IL GO	5.000%	1/1/24	765	847
Chicago IL GO	5.000%	1/1/25	3,360	3,832
Chicago IL GO	5.000%	1/1/26	610	711
Chicago IL GO	5.250%	1/1/28	690	782
Chicago IL GO	5.625%	1/1/30	1,225	1,479
Chicago IL GO	5.000%	1/1/31	270	328
Chicago IL GO	5.500%	1/1/31	840	950
Chicago IL GO	5.625%	1/1/31	200	240
Chicago IL GO	5.500%	1/1/33	510	574
Chicago IL GO	5.750%	1/1/33	515	621
Chicago IL GO	5.000%	1/1/34	300	306
Chicago IL GO	5.000%	1/1/34	115	124
Chicago IL GO	5.500%	1/1/34	310	348
Chicago IL GO	5.500%	1/1/34	75	84
Chicago IL GO	5.000%	1/1/35	700	755
Chicago IL GO	5.000%	1/1/38	1,100	1,239
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	6.000%	1/1/38	8,910	10,797
	Chicago IL GO	5.000%	1/1/39	5,000	5,945
	Chicago IL GO	5.500%	1/1/39	335	374
	Chicago IL GO	5.000%	1/1/40	2,905	2,911
	Chicago IL GO	5.000%	1/1/44	6,060	7,128
	Chicago IL GO	5.500%	1/1/49	1,000	1,204
	Chicago IL GO, ETM	5.000%	1/1/22	85	88
	Chicago IL GO, ETM	5.000%	1/1/23	10	11
	Chicago IL Sales Tax Revenue, Prere.	5.250%	1/1/22	1,715	1,773
[3]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	480	438
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	172
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	3,062
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	590
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	1,051
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	117
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	435
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	5,295	5,613
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	5,566
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	108
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	84
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	107
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	457
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	485	569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	460	516
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	87
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	780	909
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	455	530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	355	426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	960	1,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,747
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	865
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	235
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	125	145
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,230	3,733
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	460	548
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	495	572
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	196
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	368
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	605
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	370
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	695
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	594
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	291
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	85
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,959
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	4,000	4,754
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	393
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	3,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	400	473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	2,900	3,426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	5,100	6,025
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	421
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	981
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,354
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	57
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,225	1,399
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,300	5,183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	11,104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	15,000	18,219
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	115	119
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,124
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	200	229
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	5,000	5,997
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	17,463
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,694
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	578
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	15,280
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,535	1,581
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	219
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	4,036
	Cook County IL GO	5.000%	11/15/23	335	375
	Cook County IL GO	5.000%	11/15/24	430	461
	Cook County IL GO	5.250%	11/15/24	200	205
	Cook County IL GO	5.000%	11/15/25	305	327
	Cook County IL GO	5.250%	11/15/25	100	103
	Cook County IL GO	5.000%	11/15/26	145	178
	Cook County IL GO	5.250%	11/15/28	1,175	1,205
	Cook County IL GO	4.000%	11/15/29	215	226
	Cook County IL GO	5.000%	11/15/31	500	611
	Cook County IL GO	5.000%	11/15/31	330	436
	Cook County IL GO	5.000%	11/15/32	220	290
	Cook County IL GO	5.000%	11/15/33	210	275
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	561
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	3,000	3,574
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	3,000	3,565
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,552
	Evanston IL GO	3.500%	12/1/38	645	713
[2]	Evanston IL GO	3.500%	12/1/39	755	838
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	5,646
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	2,232
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	90	91
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	50	51
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	1,250	1,757
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,778
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,926
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,890
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	161
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	715	728
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,645
	Illinois GO	5.000%	5/1/21	3,240	3,240
	Illinois GO	5.000%	7/1/21	220	222
	Illinois GO	5.000%	8/1/21	3,345	3,383
	Illinois GO	5.000%	10/1/21	2,375	2,420
	Illinois GO	5.000%	11/1/21	15,570	15,918
	Illinois GO	5.000%	12/1/21	600	616
	Illinois GO	5.000%	2/1/22	1,300	1,344
	Illinois GO	5.000%	5/1/22	2,500	2,614
	Illinois GO	5.250%	5/1/22	3,830	4,013
	Illinois GO	4.000%	9/1/22	215	225
47

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	2/1/23	95	102
Illinois GO	5.000%	2/1/23	150	162
Illinois GO	5.000%	5/1/23	200	218
Illinois GO	5.000%	7/1/23	580	635
Illinois GO	5.000%	10/1/23	1,200	1,327
Illinois GO	5.000%	11/1/23	2,500	2,762
Illinois GO	5.000%	12/1/23	2,000	2,224
Illinois GO	5.000%	2/1/24	125	140
Illinois GO	5.000%	2/1/24	345	386
Illinois GO	5.500%	7/1/24	600	662
Illinois GO	5.000%	11/1/24	5,660	6,441
Illinois GO	5.000%	2/1/25	100	115
Illinois GO	5.000%	3/1/25	390	403
Illinois GO	5.500%	7/1/25	335	369
Illinois GO	4.000%	8/1/25	580	604
Illinois GO	5.000%	10/1/25	115	135
Illinois GO	5.000%	11/1/25	9,160	10,678
Illinois GO	5.000%	2/1/26	250	296
Illinois GO	5.000%	5/1/26	5,000	5,959
Illinois GO	5.500%	7/1/26	375	413
Illinois GO	5.000%	11/1/26	5,000	5,963
Illinois GO	5.000%	1/1/27	640	751
Illinois GO	5.000%	2/1/27	150	166
Illinois GO	5.000%	3/1/27	5,000	6,049
Illinois GO	5.000%	5/1/27	350	391
Illinois GO	5.000%	6/1/27	250	297
Illinois GO	5.000%	10/1/27	1,650	2,018
Illinois GO	5.000%	11/1/27	13,000	15,760
Illinois GO	5.000%	5/1/28	130	145
Illinois GO	5.250%	7/1/28	50	55
Illinois GO	5.000%	9/1/28	210	260
Illinois GO	5.000%	10/1/28	12,500	15,523
Illinois GO	5.000%	11/1/28	8,555	10,277
Illinois GO	5.000%	2/1/29	215	256
Illinois GO	5.250%	2/1/29	2,500	2,769
Illinois GO	5.000%	5/1/29	125	139
Illinois GO	5.000%	10/1/29	4,100	5,049
Illinois GO	5.000%	11/1/29	22,075	26,295
Illinois GO	5.500%	5/1/30	1,000	1,295
Illinois GO	5.250%	12/1/30	160	195
Illinois GO	5.500%	1/1/31	150	199
Illinois GO	5.000%	10/1/31	2,000	2,539
Illinois GO	4.000%	6/1/32	80	88
Illinois GO	4.000%	10/1/32	3,490	4,083
Illinois GO	5.000%	3/1/33	6,000	7,641
Illinois GO	5.000%	10/1/33	3,465	4,188
Illinois GO	4.000%	12/1/33	3,425	3,833
Illinois GO	5.000%	1/1/34	665	684
Illinois GO	5.000%	3/1/35	1,500	1,898
Illinois GO	4.000%	6/1/35	120	131
Illinois GO	5.000%	12/1/35	1,500	1,780
Illinois GO	5.000%	3/1/36	2,400	3,027
Illinois GO	4.125%	10/1/36	2,000	2,318
Illinois GO	5.000%	3/1/37	3,750	4,715
Illinois GO	4.000%	10/1/37	2,500	2,874
48

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	4.000%	3/1/38	3,000	3,460
Illinois GO	5.500%	7/1/38	1,125	1,221
Illinois GO	4.000%	10/1/38	1,000	1,146
Illinois GO	4.000%	3/1/39	5,895	6,773
Illinois GO	5.000%	5/1/39	2,000	2,367
Illinois GO	5.000%	5/1/39	555	608
Illinois GO	5.500%	5/1/39	4,500	5,739
Illinois GO	4.000%	3/1/40	5,000	5,727
Illinois GO	4.250%	12/1/40	785	873
Illinois GO	4.000%	3/1/41	1,900	2,168
Illinois GO	4.000%	10/1/42	3,065	3,467
Illinois GO	5.750%	5/1/45	3,485	4,470
Illinois GO	5.000%	3/1/46	3,000	3,685
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	103
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	438
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	247
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	355
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	165
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,178
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	255	287
Illinois Sales Tax Revenue	4.000%	6/15/21	350	350
Illinois Sales Tax Revenue	5.000%	6/15/21	830	834
Illinois Sales Tax Revenue	5.000%	6/15/22	840	877
Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,127
Illinois Sales Tax Revenue	5.000%	6/15/23	310	335
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,208
Illinois Sales Tax Revenue	5.000%	6/15/25	315	342
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,654
Illinois Sales Tax Revenue	5.000%	6/15/29	245	285
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	150	154
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,151
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	140
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,645	5,216
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,542
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	215
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,402
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,924
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,090
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	632
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,030	1,330
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	704
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	140
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	886
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	211
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	1,895	2,261
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,985
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,420
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,179
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,390	1,648
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,227
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,113
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	546
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	474
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,145	5,517
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	287
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	235	261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,050	1,221
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,685	16,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,105	6,094
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,470
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	180
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	202
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	58
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	32
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	319
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	287
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	5,226
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	511
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	795	988
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,784
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	25	31
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	340	419
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	500	514
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	172
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	572
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,355	1,673
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,838
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	295	341
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	212
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	257
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,566
[7]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	165	221
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/21	120	120
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	208
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	244
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,780
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,809
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	3,092
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	6,030
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	579
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	190	152
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	70
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	214
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,414
					606,670
Indiana (0.4%)
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	760
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,770
	Indiana Finance Authority Lease Revenue	5.000%	12/1/21	280	288
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,662
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,225	1,479
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	595	739
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	30	37
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	745	979
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	208
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	270	321
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	30
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	340	404
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	2,065	2,107
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/41	250	255
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,980
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,922
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,822
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	285	335
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	620	753
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	170	205
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	139
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	2,445	2,936
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,150	1,458
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,236
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	10,254
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,308
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,527
51

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	373
Purdue University COP	5.000%	7/1/25	130	155
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,633
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,821
				58,896
Iowa (0.2%)
Des Moines IA Stormwater Utility	3.250%	6/1/34	1,990	2,158
Iowa Finance Authority Water Revenue	5.000%	8/1/28	90	114
Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,284
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	3,190
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,000	3,646
Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,678
Iowa Special Obligation Revenue	5.000%	6/1/27	155	189
Iowa Special Obligation Revenue	5.000%	6/1/28	5,220	6,356
				20,621
Kansas (0.2%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	1,200	1,219
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,750	4,331
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	195	225
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	310	370
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	545	651
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	1,860	2,216
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,535	1,763
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	755	897
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	284
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,614
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,595
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,759
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,180
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	2,180
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	96
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	437
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,435
Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	868
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	581
Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	105
Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,825
				28,631
Kentucky (0.4%)
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	415	462
Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,251
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	203
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	300
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	299
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	251
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	245
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	284
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	551
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	376
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	5,052
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,375
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	880
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	145
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	310	363
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,876
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,339
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	825	910
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	325	360
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/32	1,250	1,582
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	600	636
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	2,007
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	285	326
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,380
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	284
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	144
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	2,710	3,312
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	255	311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	922
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 84)	5.000%	8/1/21	7,000	7,082
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	905	1,097
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	130	153
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/30	6,250	6,410
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/34	3,195	3,277
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	639
					48,084
Louisiana (0.9%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	3,003
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	6,129
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,495	9,969
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,610
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	1,200	1,200
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,405
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,518
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	494
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,402
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,150
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,368
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,616
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	2,820	3,199
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	4,500	5,614
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/41	10,000	11,034
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	5,895	6,820
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,145
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,200	6,478
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	162
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,251
	Louisiana GO	5.000%	8/1/25	255	293
	Louisiana GO	5.000%	8/1/27	620	760
	Louisiana GO	4.000%	2/1/33	5,020	5,474
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,159
	Louisiana GO, Prere.	5.000%	7/15/22	475	503
	Louisiana GO, Prere.	4.000%	5/15/23	610	658
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	141
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,380
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	452
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/41	6,440	6,487
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	3,209
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
[1]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	137
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	899
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,587
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	795	954
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	130	155
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	441
54

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,808
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	24
				111,093
Maine (0.0%)
Maine GO	5.000%	6/1/21	500	502
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	116
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	5,000	5,855
				6,473
Maryland (2.2%)
Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	660	665
Baltimore MD Water Revenue	5.000%	7/1/44	200	228
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	810	913
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	68
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	105
Howard County MD GO	5.000%	2/15/27	915	1,146
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	1,000	1,013
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	130	138
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,384
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	4,162
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,424
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,228
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	644
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,174
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	165
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,010	2,555
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	575	645
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	148
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,315	9,248
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	755	804
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,231
Maryland GO	4.500%	8/1/21	435	440
Maryland GO	5.000%	8/1/21	150	152
Maryland GO	5.000%	8/1/21	7,495	7,584
Maryland GO	5.000%	3/1/22	1,000	1,041
Maryland GO	5.000%	6/1/22	840	884
Maryland GO	5.000%	8/1/22	5,945	6,307
Maryland GO	5.000%	8/1/22	2,420	2,567
Maryland GO	5.000%	8/1/22	1,240	1,316
Maryland GO	5.000%	3/1/23	540	588
55

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	6/1/23	505	556
Maryland GO	5.000%	8/1/23	2,285	2,534
Maryland GO	5.000%	8/1/23	325	360
Maryland GO	5.000%	8/1/23	1,975	2,190
Maryland GO	5.000%	3/15/24	1,500	1,706
Maryland GO	5.000%	6/1/24	235	269
Maryland GO	4.000%	8/1/24	1,855	2,081
Maryland GO	5.000%	8/1/24	250	288
Maryland GO	5.000%	8/1/24	5,305	6,122
Maryland GO	5.000%	8/1/24	1,045	1,206
Maryland GO	5.000%	3/15/25	1,770	2,087
Maryland GO	4.000%	6/1/25	4,355	4,843
Maryland GO	5.000%	8/1/25	5,000	5,971
Maryland GO	5.000%	3/15/26	1,420	1,729
Maryland GO	5.000%	6/1/26	1,410	1,610
Maryland GO	4.000%	8/1/26	1,000	1,086
Maryland GO	5.000%	3/15/27	2,765	3,466
Maryland GO	5.000%	3/15/27	1,610	2,018
Maryland GO	5.000%	3/15/27	2,040	2,558
Maryland GO	4.000%	6/1/27	1,055	1,173
Maryland GO	4.000%	8/1/27	960	1,040
Maryland GO	5.000%	8/1/27	935	1,184
Maryland GO	5.000%	8/1/27	3,200	4,052
Maryland GO	5.000%	8/1/27	12,000	15,197
Maryland GO	5.000%	3/1/28	15,990	20,548
Maryland GO	5.000%	3/15/28	1,270	1,584
Maryland GO	4.000%	6/1/28	2,120	2,349
Maryland GO	5.000%	8/1/28	1,425	1,849
Maryland GO	5.000%	8/1/28	18,605	24,144
Maryland GO	5.000%	8/1/28	5,320	6,904
Maryland GO	5.000%	8/1/28	5,000	6,488
Maryland GO	5.000%	3/15/29	160	199
Maryland GO	5.000%	3/15/29	1,500	1,972
Maryland GO	4.000%	8/1/29	1,120	1,207
Maryland GO	5.000%	8/1/29	1,680	2,226
Maryland GO	5.000%	8/1/29	2,065	2,736
Maryland GO	3.000%	3/1/30	200	209
Maryland GO	4.000%	3/15/30	665	782
Maryland GO	5.000%	8/1/30	1,000	1,352
Maryland GO	5.000%	3/15/31	2,230	2,901
Maryland GO	5.000%	8/1/31	1,235	1,620
Maryland GO	4.000%	8/1/32	6,650	8,047
Maryland GO	5.000%	8/1/32	5,070	6,789
Maryland GO, Prere.	5.000%	8/1/21	460	465
Maryland GO, Prere.	5.000%	8/1/21	100	101
Maryland GO, Prere.	5.000%	8/1/21	100	101
Maryland GO, Prere.	4.000%	3/1/22	1,300	1,342
Maryland GO, Prere.	4.000%	3/1/22	1,000	1,032
Maryland GO, Prere.	5.000%	3/1/22	250	260
Maryland GO, Prere.	5.000%	8/1/22	840	891
Maryland GO, Prere.	5.000%	8/1/22	350	371
Maryland GO, Prere.	5.000%	3/1/23	730	795
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,307
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,319
Maryland GO, Prere.	5.000%	8/1/23	330	366
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,200	8,664
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,823
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,235
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	13,849
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,240
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,162
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,249
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	5,000	6,516
	Montgomery County MD GO	5.000%	7/1/21	245	247
	Montgomery County MD GO	5.000%	11/1/24	175	204
	Montgomery County MD GO	5.000%	11/1/25	1,080	1,253
	Montgomery County MD GO	5.000%	11/1/26	4,700	5,843
	Montgomery County MD GO	5.000%	10/1/27	2,020	2,573
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	880
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	134
	Prince George's County MD GO	4.000%	7/15/30	5,170	6,263
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,813
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,201
	Prince George's County MD GO	5.000%	7/15/36	1,725	2,179
					281,877
Massachusetts (4.3%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,284
	Belmont MA GO	5.000%	6/1/23	1,090	1,200
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,248
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	86
	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	76
[1]	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	76
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/21	590	600
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	2,013
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,100	4,333
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	803
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,215
	Commonwealth of Massachusetts GO	5.000%	8/1/22	2,855	3,029
	Commonwealth of Massachusetts GO	5.250%	8/1/22	345	367
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	540
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	179
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	583
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	850
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	524
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	681
	Commonwealth of Massachusetts GO	5.250%	8/1/23	975	1,086
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	397
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/23	100	114
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,840	6,710
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,518
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	8,005
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	349
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,930	4,585
	Commonwealth of Massachusetts GO	5.000%	1/1/25	420	491
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,074
	Commonwealth of Massachusetts GO	5.000%	7/1/25	2,520	3,000
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,810	4,536
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	412
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,400	1,676
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	675	815
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	282
	Commonwealth of Massachusetts GO	5.000%	10/1/25	1,720	2,065
	Commonwealth of Massachusetts GO	5.000%	1/1/26	310	375
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,845	2,266
	Commonwealth of Massachusetts GO	5.000%	7/1/26	200	246
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	123
	Commonwealth of Massachusetts GO	5.000%	10/1/26	585	724
	Commonwealth of Massachusetts GO	5.000%	1/1/27	125	156
	Commonwealth of Massachusetts GO	5.000%	7/1/27	885	1,118
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	159
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,365	1,724
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,295	4,161
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,000	8,990
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	26
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	116
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,294
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,335	6,994
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	616
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	116
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,500	1,639
	Commonwealth of Massachusetts GO	5.000%	7/1/30	525	619
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	5,130
[7]	Commonwealth of Massachusetts GO	5.500%	8/1/30	645	887
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	260
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	7,474
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,229
	Commonwealth of Massachusetts GO	5.000%	9/1/31	16,770	19,224
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,260
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,282
	Commonwealth of Massachusetts GO	5.000%	7/1/33	100	118
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	9,872
	Commonwealth of Massachusetts GO	5.000%	9/1/33	2,000	2,292
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,420	1,597
	Commonwealth of Massachusetts GO	5.000%	2/1/35	150	185
	Commonwealth of Massachusetts GO	5.000%	7/1/35	1,000	1,176
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	754
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	147
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,142
	Commonwealth of Massachusetts GO	5.000%	7/1/36	2,985	3,511
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	227
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	127
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,625
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	9,920
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	950
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,787
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	4,840
	Commonwealth of Massachusetts GO	4.000%	5/1/40	150	160
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	556
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,200	3,589
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	680
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	2,238
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,439
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,521
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	568
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	670
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	467
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,062
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,132
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,855	7,680
	Commonwealth of Massachusetts GO	4.000%	4/1/46	1,880	2,104
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,387
	Commonwealth of Massachusetts GO	3.000%	9/1/46	895	943
	Commonwealth of Massachusetts GO	5.250%	4/1/47	200	249
	Commonwealth of Massachusetts GO	3.000%	3/1/48	10,000	10,675
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	14,846
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	11,909
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	310	314
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	100	101
	Commonwealth of Massachusetts GO, Prere.	5.000%	10/1/21	150	153
	Commonwealth of Massachusetts GO, Prere.	4.000%	12/1/21	2,565	2,623
	Commonwealth of Massachusetts GO, Prere.	4.250%	12/1/21	1,540	1,577
	Commonwealth of Massachusetts GO, Prere.	5.000%	12/1/21	1,010	1,039
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	475
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,585	1,675
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,160	1,226
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,226
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,000	1,065
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	322
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,073
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	220
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/22	1,065	1,101
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	118
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	132
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	321
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	200	237
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	185	227
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,109
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	1,017
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	336
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	6,438
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/21	2,745	2,767
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	169
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,080	1,288
59

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,370	6,388
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,190	6,374
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	163
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,755	3,559
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	26
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	120	164
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,185	7,115
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	241
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,000	1,114
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,387
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	13,135	13,833
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,492
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,775
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	11,641
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,795	10,875
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	945	1,090
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	310	328
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	173
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,204
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	142
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,155	3,921
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	8,029
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	613
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,171
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,337
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	925
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,153
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	1,162
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,948
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	5,560
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,143
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,058
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	577
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	952
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	11,075
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,591
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	1,775	2,778
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/51	2,000	2,327
	Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,500	1,573
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	324
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,290
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	179
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	205
	Massachusetts Port Authority Port, Airport & Marina Revenue (Conrac Project), Prere.	5.125%	7/1/21	12,880	12,981
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	115	117
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	10/15/21	420	429
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,565	2,724
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,474
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,233
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,465	1,740
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,816
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	11,828
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,065	2,442
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	605
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,966
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,990	13,059
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	10,000	10,735
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	6,439
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	10	10
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	1,330	1,359
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.250%	10/15/21	3,925	4,016
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,500	1,594
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,270	1,349
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	6,525	6,933
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	823
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	627
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	27
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,850	3,028
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	290	308
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,375	2,609
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	1,000	1,032
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,480
[1]	Massachusetts Water Resources Authority Water Revenue	5.500%	8/1/21	875	886
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	85	102
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	320	389
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	112
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,000	3,629
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	255	293
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,180	2,638
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,250	2,723
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	6,148
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	500	575
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	10,085	12,205
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	1,000	1,012
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	120	121
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	75	76
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.250%	8/1/21	2,350	2,379
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	148
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	3,977
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	1,310	1,321
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	6,325
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,625
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	190	238
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	295	316
					559,132
Michigan (1.3%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	140	178
[10]	Detroit City School District GO	5.000%	5/1/28	25	26
[1,10]	Detroit City School District GO	5.250%	5/1/30	3,220	4,381
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	382
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	13,000	13,773
	Detroit MI Water Supply System Water Revenue, Prere.	5.250%	7/1/21	500	504
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	914
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	189
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	91
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	775
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,000	6,135
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,103
	Holland MI Electric Power & Light Revenue	5.000%	7/1/27	250	252
	Holland MI Electric Power & Light Revenue	5.000%	7/1/33	780	786
	Holland MI Electric Power & Light Revenue	5.000%	7/1/39	3,170	3,193
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	968
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	810	904
	Lansing Board of Water & Light Water Revenue, Prere.	5.000%	7/1/21	975	983
	Lansing Board of Water & Light Water Revenue, Prere.	5.500%	7/1/21	3,000	3,026
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,470
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	849
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	6,077
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	665	755
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,535	1,806
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,120	1,362
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	680	851
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	2,970	3,420
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	785	811
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	1,550	1,777
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	100	105
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,322
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,847
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	3,484
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/21	4,000	4,031
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	487
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	824
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	131
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,754
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	295
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	883
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	293
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	820
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	906
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	264
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	1,960	2,422
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/21	3,000	3,023
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,811
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	458
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,144
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,325
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,336
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	12,272
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	170
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,630	3,193
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	825
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	3,025
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	587
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	649
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	476
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	100	120
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	83
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	505	601
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,080	3,632
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	127
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.375%	10/15/21	9,855	10,088
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.500%	10/15/21	4,460	4,568
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,548
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,183
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,662
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	322
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	65	80
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	5,999
	University of Michigan College & University Revenue	5.000%	4/1/23	200	219
	University of Michigan College & University Revenue	5.000%	4/1/24	310	353
	University of Michigan College & University Revenue	5.000%	4/1/36	1,360	1,617
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,182
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	4,523
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,457
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	6,118
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,379
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	345	369
	Wayne State University College & University Revenue	5.000%	11/15/43	20	25
					170,158
64

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota (0.4%)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	545	612
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	6,475	7,548
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	580	698
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	235	289
Minnesota Appropriations Revenue	5.000%	3/1/22	455	473
Minnesota Appropriations Revenue	5.000%	3/1/27	845	878
Minnesota Appropriations Revenue	5.000%	3/1/29	815	847
Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,333
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,151
Minnesota GO	5.000%	8/1/21	1,000	1,012
Minnesota GO	5.000%	8/1/22	375	398
Minnesota GO	5.000%	10/1/22	2,000	2,138
Minnesota GO	5.000%	10/1/22	435	465
Minnesota GO	5.000%	8/1/23	1,000	1,109
Minnesota GO	5.000%	8/1/24	350	404
Minnesota GO	4.000%	10/1/24	860	938
Minnesota GO	5.000%	10/1/24	1,000	1,161
Minnesota GO	5.000%	8/1/25	4,610	5,514
Minnesota GO	4.000%	10/1/25	1,475	1,606
Minnesota GO	5.000%	8/1/27	2,630	3,132
Minnesota GO	5.000%	8/1/27	3,115	3,829
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	1,480	1,612
Scott County MN GO	3.000%	12/1/36	1,645	1,810
State of Minnesota	5.000%	8/1/23	1,000	1,109
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	6,032
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	225
				48,323
Mississippi (0.1%)
Mississippi (Capital Improvement Projects) GO, Prere.	5.000%	10/1/21	1,355	1,382
Mississippi GO	5.000%	11/1/21	465	476
Mississippi GO	5.000%	10/1/26	3,335	3,980
Mississippi GO	5.000%	10/1/27	1,000	1,270
Mississippi GO	5.000%	10/1/28	1,355	1,715
Mississippi GO	5.000%	10/1/30	100	125
Mississippi GO	5.000%	10/1/34	140	174
Mississippi GO	4.000%	10/1/35	3,740	4,386
Mississippi GO	4.000%	10/1/36	1,265	1,480
				14,988
Missouri (0.3%)
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	10	12
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	347
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	576
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	2,060	2,441
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	6,271
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	479
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,756
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	55
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	230
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,800	1,800
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/21	1,000	1,000
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,125	2,228
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,580	1,731
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,744
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	10	12
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,140
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,245
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	560
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	130	148
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	410	537
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	390	533
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	285	396
	University of Missouri College & University Revenue	5.000%	11/1/30	6,025	8,155
					42,396
Nebraska (0.4%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,535	1,584
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,015	1,221
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	189
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	10,546
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,731
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,140
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	740	854
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	5,129
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,433
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,850
	Omaha School District GO	4.000%	12/15/31	6,100	7,209
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,663
	West Haymarket Joint Public Agency GO, Prere.	5.000%	12/15/21	50	52
					53,601
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,678
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,515	6,326
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,625
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,450
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	80	103
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	155	188
	Clark County NV GO	5.000%	11/1/21	225	230
	Clark County NV GO	5.000%	11/1/26	200	247
	Clark County NV GO	5.000%	11/1/27	470	578
	Clark County NV GO	5.000%	11/1/28	40	49
	Clark County NV GO	4.000%	6/1/31	565	657
	Clark County NV GO	4.000%	11/1/31	860	989
	Clark County NV GO	4.000%	11/1/32	990	1,135
	Clark County NV GO	3.000%	11/1/38	2,595	2,799
	Clark County NV GO	5.000%	6/1/43	10	12
	Clark County NV GO	4.000%	7/1/44	5,050	5,729
	Clark County School District GO	5.000%	6/15/23	2,290	2,517
	Clark County School District GO	5.000%	6/15/23	740	813
	Clark County School District GO	5.000%	6/15/24	340	388
	Clark County School District GO	5.000%	6/15/24	245	280
	Clark County School District GO	5.000%	6/15/25	1,860	2,192
	Clark County School District GO	5.000%	6/15/25	2,960	3,489
	Clark County School District GO	5.000%	6/15/26	100	120
	Clark County School District GO	5.000%	6/15/26	105	127
	Clark County School District GO	5.000%	6/15/27	2,790	3,311
	Clark County School District GO	5.000%	6/15/28	4,315	5,098
[1]	Clark County School District GO	3.000%	6/15/39	3,000	3,210
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	690
	Henderson NV GO	4.000%	6/1/50	3,175	3,745
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	206
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	187
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	10,315	12,284
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	217
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,497
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	685
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	294
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	9,989
	Las Vegas Valley Water District GO	5.000%	6/1/38	3,035	3,046
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,462
	Las Vegas Valley Water District GO	4.000%	6/1/42	655	679
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,068
	Nevada GO	5.000%	3/1/22	325	338
	Nevada GO	5.000%	11/1/24	165	191
	Nevada GO	5.000%	4/1/26	130	153
	Nevada GO	5.000%	11/1/26	1,005	1,185
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	220	265
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	510	623
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	585	712
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	125	152
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	506
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	780	962
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	116
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	254
					91,846
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (5.4%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	16
[7]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,555
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	687
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	443
[1]	Garden State Preservation Trust Sales Tax Revenue	5.250%	11/1/21	710	728
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	742
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	120
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,188
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	590
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	788
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	1,000	1,005
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	2,145	2,151
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	100	103
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	753
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	211
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,727
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	885	972
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,639
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,314
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,194
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	260	306
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	131
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,425	1,545
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	7,458
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,835	4,496
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	675	768
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	1,465	1,586
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	2,166
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	365	415
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,569
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,515
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	600	649
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,760	2,063
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	575	621
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	5,000	5,835
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	5,560	6,861
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	2,625	2,827
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/30	140	152
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	1,105	1,300
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	920	1,037
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	115	130
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	560	685
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	2,635	3,049
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,148
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,678
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,285	1,470
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	615	689
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,880
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	429
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	290	331
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	413
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,125	1,284
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	205	228
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	920	1,079
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	121
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	5,940	7,244
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,500	1,708
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,335
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,944
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	218
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	737
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	160
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	52
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	140	154
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	1,570	1,730
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,824
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,220
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	4,310	4,411
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	616
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	2,295	2,560
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	2,100	2,426
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	1,095
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	1,985	2,363
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,860	2,273
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	198
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,060	4,810
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,797
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	240	269
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	2,175	2,578
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	500	608
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,000	1,237
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,837
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	156
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	726
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,387
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	322
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	710	725
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	285	296
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	447
	New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	73
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,549
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,787
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,133
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	156
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	329
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	259
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	143
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	223
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	500	567
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,264
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	1,032
	New Jersey GO	5.000%	6/1/22	700	736
	New Jersey GO	4.000%	6/1/23	3,280	3,534
	New Jersey GO	5.000%	6/1/24	4,175	4,767
	New Jersey GO	5.000%	6/1/25	6,190	7,309
	New Jersey GO	5.000%	6/1/26	4,955	6,015
	New Jersey GO	5.000%	6/1/26	165	194
	New Jersey GO	5.000%	6/1/27	13,990	17,441
	New Jersey GO	5.000%	6/1/27	560	657
	New Jersey GO	5.000%	6/1/28	125	146
	New Jersey GO	5.000%	6/1/28	16,130	20,583
	New Jersey GO	5.000%	6/1/29	6,400	8,335
	New Jersey GO	4.000%	6/1/30	5,370	6,590
	New Jersey GO	4.000%	6/1/31	5,640	7,001
	New Jersey GO	3.000%	6/1/32	3,935	4,463
	New Jersey GO	4.000%	6/1/32	2,000	2,511
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,291
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,787
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	2,985	3,684
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	1,000	1,183
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/36	2,000	2,455
[6]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/40	2,000	2,222
[6]	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/42	2,000	2,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/21	1,300	1,307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	875	903
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,235	1,339
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,280	1,388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	100	110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	980	1,098
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	845	952
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	499
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	194
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,295	1,264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,915	2,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	450	453
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	2,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,025	4,856
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,665	1,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,780	3,335
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,785	3,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,754
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,825	2,176
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,795
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,670	12,784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,720	1,458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	6,309
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,460	2,919
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,364
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,095
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	2,385	1,958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	492
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,700	6,742
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	740	744
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,615	1,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,600	2,864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,690	6,515
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	3,127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,265	8,382
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	7,760	6,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	4,000	4,995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,141
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	3,399
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,435	9,236
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	422
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,260	882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,418
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/36	1,535	1,543
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	526
73

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	115
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,567
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	2,170
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,625	1,056
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	998
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,432
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,769
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,905	1,687
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	4,030	4,213
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	8,530	10,487
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	5,000	6,048
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	132
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	121
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	934
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	610
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	690
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	1,630	1,712
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	656
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	531
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	509
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	120	124
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	225	261
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,985	2,078
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	965	1,010
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	14,410
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	1,260	1,412
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,155	3,300
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,383
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	250	287
74

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	740	798
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	443
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	725	823
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	57
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.000%	6/15/21	1,370	1,378
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.250%	6/15/21	325	327
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	5.500%	6/15/21	9,105	9,161
New Jersey Transportation Trust Fund Authority Appropriations Revenue, Prere.	6.000%	6/15/21	1,735	1,747
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,474
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,191
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	850	1,087
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	1,169
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,269
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	7,547
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	8,437
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	628
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,694
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	21,135	24,097
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,718
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,498
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	4,884
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,595
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	11,820	13,403
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	301
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	9,553
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	895
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,218
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	613
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,430	2,671
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,422
[7,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	590
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	410	395
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	991
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	120
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,370	2,704
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	870	1,074
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	383
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	483
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	715	815
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	711
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	825	938
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	316
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	622
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	300	346
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	180	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,455	1,653
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	125
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	582
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	522
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	536
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	616
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,960
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	530	610
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,289
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	668
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	200	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	4,695	5,727
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,244
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,423
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,030	3,596
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,841
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	6,195	7,117
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	17,567
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,226
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,140	4,845
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/22	1,320	1,363
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	965	996
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	385	397
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	106
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	485	512
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	875	925
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	6,510	6,878
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	158
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	425	449
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	1,014
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	53
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	520	549
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	5,710	6,172
76

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	2,705	2,924
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	725	784
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	325	351
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	410	443
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	1,110	1,276
[3]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	510
[3]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,923
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	89
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,784
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	11,428
					698,920
New Mexico (0.0%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	73
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	25	32
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	35	45
	New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	550	553
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	325	343
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/21	150	151
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	240	251
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	200	216
					1,664
New York (23.1%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	185
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	291
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/22	695	720
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	168
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	113
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	8,749
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,630	4,468
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	3,168
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	805	978
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	787
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,440
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	597
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	240
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,883
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	715
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,622
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,180	4,675
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,210
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.250%	2/15/47	280	281
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	6,610	6,637
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	159
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	104
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	197
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	305
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	2,069
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	418
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,005	1,066
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,100	1,349
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,295	1,373
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,946
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	243
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,296
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	7,268
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,000	3,007
[1]	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	600	600
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	5/1/21	2,025	2,025
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	640	682
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	527
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	616
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	115	138
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	445
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	503
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	501
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,560
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	406
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,167
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,439
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	191
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	458
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,922
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	1,019
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	668
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,713
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	245	263
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	450
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,380
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	531
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,829
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	744
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,120	911
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	255	261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	500	513
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,700	1,743
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	260	267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	573
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	241
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,135	2,289
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	1,005
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	60	67
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	933
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	542
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	726
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	497
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,535
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	950	1,102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	580
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,510
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,304
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	250	299
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,460	13,727
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	491
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	180
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,762
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	510	543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	1,038
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	516
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	6,307
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,365	2,795
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	766
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	549
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	880	1,073
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	159
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	3,074
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	105	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	200	243
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	1,300	1,098
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,340	2,920
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	510	597
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,240	1,496
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	260	276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,655	8,130
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,125	16,063
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	341
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	1,052
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,449
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	170
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,620	2,777
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	160	170
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,151
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	692
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	325
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,935	3,608
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	2,331
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,612
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	2,077
79

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,294
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,411
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,250	1,451
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,445	6,203
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	1,095
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	261
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	275	295
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,245	1,386
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	205	220
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	566
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	683
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,025	1,212
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,000	2,256
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	111
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	185	199
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	164
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,845	2,014
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	827
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	835	896
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	710
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,283
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	612
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	442
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	445	505
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	590	651
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	350	370
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	394
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,000	1,072
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	840
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	11
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	680
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	974
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	589
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	5,611
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	23,018
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,066
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,125	1,272
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	108
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,423
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,595	4,329
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	445	502
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	9,159
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	600	658
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	292
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	179
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,692
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	7,393
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,265	2,591
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	895	1,097
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,978
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,854
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	110	125
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	12,385	15,153
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	975	1,169
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	305	346
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	21,515	26,720
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,525	1,773
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,575	1,831
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	910	1,072
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,694
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	11,725	11,743
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	6,735	6,917
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,823
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	100	103
[1]	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	475	487
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	700	718
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	400	410
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	1,770	1,816
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	150	154
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	245	251
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	175	180
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	435	447
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	80	82
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	54
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	236
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,381
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	210	226
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	240	263
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	129
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	340	397
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,161
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	396
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,535
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,226
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,829
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	4,396
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	3,128
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	4,000	5,402
	Nassau County NY GO	5.000%	1/1/22	100	103
	Nassau County NY GO	5.000%	10/1/27	975	1,225
	Nassau County NY GO	5.000%	4/1/39	250	269
	Nassau County NY GO	5.000%	4/1/43	390	419
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,175
	New York City Housing Development Corp. Local or Guaranteed Housing Rvenue PUT	0.700%	7/1/25	1,000	998
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	2,222
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	3,247
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	3,795	3,974
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	544
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	1,167
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	852
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	4,190	4,492
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,706
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,151
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,068
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	150	82
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	100	111
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	750	863
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	175	201
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	202
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	115	137
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	491
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,256
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	800	1,006
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	2,054
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	301
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	240	303
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,653
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	883
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,573
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	265	306
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	5,002
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,830
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,476
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	11,100
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	701
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,715	6,021
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,219
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/21	100	101
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/21	15	15
82

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	518
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	264
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	160	161
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	966
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	844
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	365
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	170	172
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	454
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	148
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,594
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,329
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	227
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,660
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	833
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	289
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	7,364
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,363
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	347
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,675	1,873
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	1,950	2,247
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,614
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,525
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,610	5,297
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	10,897
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,510
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/36	100	101
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/40	1,500	1,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	350	358
83

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	415	425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	2,205	2,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	400	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/22	470	470
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	2,665	2,827
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	310	317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	1,010	1,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	450	499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	345	386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	270	277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	550	590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,748
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	435	523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	102
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	2,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	6,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	555	636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,955	5,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	1,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,995
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	4,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	435	535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,075	1,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	280
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	1,500	1,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	6,000	6,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,720	2,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,070	8,639
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	210	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,255	5,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	3,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,060	2,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	905	926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	360
86

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,230	2,703
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	350	350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	4,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	11,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,752
87

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	3,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	15,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,000	2,160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	4,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	10,560	12,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	13,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,615	1,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	6,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,120	2,627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,715	2,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	7,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,000	1,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,810	2,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,095	8,066
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	2,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	1,050	1,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	18,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	4,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	6,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,275	3,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	5,860	6,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	495	548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	11,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	3,010	3,709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,000	2,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	5,000	5,861
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	5,842
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	10,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	7,376
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	235	238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	1,550	1,568
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	146
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	116
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,671
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,607
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	300	331
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	270	298
New York City Water & Sewer System Water Revenue	4.000%	6/15/24	185	207
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	130	149
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	315	354
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	585	658
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	365	411
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	25	25
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	6,020	7,028
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,690
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	325	385
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	195
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	886
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,240	2,779
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	772
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	1,063
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,698
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	289
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,811
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,412
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	231
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,241
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	921
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,450	1,737
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,230	1,347
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	695	761
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,110	6,968
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,565	4,258
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,545	7,457
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	4,415	5,030
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,310	1,607
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	4,183
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	4,331
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	6,249
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	10	12
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	1,043
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,265	4,997
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,370	2,904
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	365	447
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	5,581
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	1,000	1,248
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	435	476
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	900	1,102
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,279
New York City Water & Sewer System Water Revenue	4.000%	6/15/39	200	207
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	3,176
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	4,306
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,345	6,253
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	625	731
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,200	1,404
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,959
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,045	5,945
90

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,744
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	2,010	2,563
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,050	10,661
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,515	8,929
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	11,938
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,375	2,813
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	130
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	190	197
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,010	1,046
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	7,480	8,123
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	175
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	3,030	3,186
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	2,720	2,798
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	150	183
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,601
	New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,245
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,534
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,530	12,684
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	775	905
	New York City Water & Sewer System Water Revenue	4.000%	6/15/47	1,000	1,052
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	14,900	15,996
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	316
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,671
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	8,310	10,130
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,795	3,046
	New York City Water & Sewer System Water Revenue	5.250%	6/15/47	520	646
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,750	2,142
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	12,520	15,545
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	885	1,018
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	6,102
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,520	9,982
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,000	2,343
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	4,000	4,891
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,159
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	3,500	4,404
	New York City Water & Sewer System Water Revenue	5.250%	6/15/49	2,950	3,672
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	868
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	7,000	7,426
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,879
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,900
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	5,000	6,401
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/21	475	478
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	1,200	1,207
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	910	915
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	225	226
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/21	440	453
	New York City Water & Sewer System Water Revenue, Prere.	5.250%	12/15/21	685	707
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	965	1,063
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	168
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	320
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	379
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,210	3,666
91

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	107
[2]	New York Convention Center Development Corp. Revenue Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	492
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	8,545	8,743
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.125%	11/15/44	3,505	3,590
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	6,425	6,604
	New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	6,300	6,468
	New York Municipal Bond Bank Agency Appropriations Revenue	5.000%	12/1/21	250	257
	New York NY	5.000%	12/1/44	10,500	12,981
	New York NY GO	5.000%	8/1/21	390	395
	New York NY GO	5.000%	8/1/21	3,670	3,713
	New York NY GO	5.000%	8/1/21	185	187
	New York NY GO	5.000%	8/1/21	2,605	2,636
	New York NY GO	5.000%	8/1/21	175	177
	New York NY GO	5.000%	8/1/21	715	723
	New York NY GO	5.000%	8/1/21	315	319
	New York NY GO	5.000%	8/1/21	1,000	1,012
	New York NY GO	5.000%	8/1/21	2,210	2,236
	New York NY GO	5.000%	8/1/21	765	774
	New York NY GO	5.000%	8/1/21	55	56
	New York NY GO	5.000%	4/1/22	250	261
	New York NY GO	4.000%	8/1/22	1,635	1,714
	New York NY GO	5.000%	8/1/22	3,535	3,749
	New York NY GO	5.000%	8/1/22	2,350	2,435
	New York NY GO	5.000%	8/1/22	535	567
	New York NY GO	5.000%	8/1/22	300	318
	New York NY GO	5.000%	8/1/22	1,515	1,607
	New York NY GO	5.000%	8/1/22	170	180
	New York NY GO	5.000%	8/1/22	700	742
	New York NY GO	5.000%	8/1/22	845	896
	New York NY GO	5.000%	8/1/22	205	217
	New York NY GO	5.000%	8/1/22	1,000	1,061
	New York NY GO	5.000%	8/1/22	215	228
	New York NY GO	5.000%	8/1/22	1,200	1,273
	New York NY GO	5.000%	8/1/22	5,250	5,568
	New York NY GO	5.000%	8/1/22	225	239
	New York NY GO	5.000%	8/1/22	200	212
	New York NY GO	5.000%	8/1/23	6,240	6,619
	New York NY GO	5.000%	8/1/23	1,500	1,625
	New York NY GO	5.000%	8/1/23	1,670	1,848
	New York NY GO	5.000%	8/1/23	290	321
	New York NY GO	5.000%	8/1/23	275	304
	New York NY GO	5.000%	8/1/23	100	111
	New York NY GO	5.000%	8/1/23	5,000	5,533
	New York NY GO	5.000%	8/1/23	2,910	3,220
	New York NY GO	5.000%	8/1/23	190	192
	New York NY GO	5.000%	8/1/23	125	138
	New York NY GO	5.000%	8/1/23	815	902
	New York NY GO	5.000%	8/1/23	1,025	1,134
	New York NY GO	5.000%	8/1/23	3,000	3,320
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/23	240	266
New York NY GO	5.000%	8/1/24	310	329
New York NY GO	5.000%	8/1/24	710	753
New York NY GO	5.000%	8/1/24	150	166
New York NY GO	5.000%	8/1/24	3,045	3,499
New York NY GO	5.000%	8/1/24	1,120	1,287
New York NY GO	5.000%	8/1/24	745	856
New York NY GO	5.000%	8/1/24	365	419
New York NY GO	5.000%	8/1/24	4,760	5,470
New York NY GO	5.000%	8/1/24	5,415	6,222
New York NY GO	5.000%	8/1/24	1,000	1,149
New York NY GO	5.000%	8/1/24	500	575
New York NY GO	5.000%	8/1/24	210	227
New York NY GO	5.000%	8/1/24	270	310
New York NY GO	5.000%	8/1/24	250	271
New York NY GO	5.000%	8/1/25	2,000	2,073
New York NY GO	5.000%	8/1/25	605	655
New York NY GO	5.000%	8/1/25	2,195	2,427
New York NY GO	5.000%	8/1/25	1,260	1,497
New York NY GO	5.000%	8/1/25	335	385
New York NY GO	5.000%	8/1/25	4,155	4,776
New York NY GO	5.000%	8/1/25	870	1,033
New York NY GO	5.000%	8/1/25	645	755
New York NY GO	5.000%	8/1/25	675	802
New York NY GO	5.000%	8/1/25	1,835	2,179
New York NY GO	5.000%	8/1/25	1,115	1,324
New York NY GO	5.000%	8/1/25	1,560	1,853
New York NY GO	5.000%	8/1/25	1,180	1,402
New York NY GO	5.000%	8/1/25	1,140	1,354
New York NY GO	5.000%	8/1/25	145	147
New York NY GO	5.000%	8/1/25	100	108
New York NY GO	5.000%	3/1/26	1,710	1,932
New York NY GO	5.000%	8/1/26	1,500	1,815
New York NY GO	5.000%	8/1/26	1,935	2,305
New York NY GO	5.000%	8/1/26	5,105	6,261
New York NY GO	5.000%	8/1/26	800	981
New York NY GO	5.000%	8/1/26	405	465
New York NY GO	5.000%	8/1/26	375	460
New York NY GO	5.000%	8/1/26	85	90
New York NY GO	5.000%	3/1/27	1,675	1,889
New York NY GO	5.000%	8/1/27	1,855	2,237
New York NY GO	5.000%	8/1/27	1,450	1,726
New York NY GO	5.000%	8/1/27	1,255	1,469
New York NY GO	5.000%	8/1/27	4,355	5,331
New York NY GO	5.000%	8/1/27	1,625	2,038
New York NY GO	5.000%	8/1/27	735	811
New York NY GO	5.000%	8/1/27	195	223
New York NY GO	5.000%	8/1/27	475	587
New York NY GO	5.000%	8/1/27	5,000	6,269
New York NY GO	5.000%	8/1/27	110	138
New York NY GO	5.000%	3/1/28	2,000	2,254
New York NY GO	5.000%	8/1/28	120	121
New York NY GO	5.000%	8/1/28	2,740	2,962
New York NY GO	5.000%	8/1/28	240	285
New York NY GO	5.000%	8/1/28	805	942
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/28	330	403
New York NY GO	5.000%	8/1/28	1,555	1,921
New York NY GO	5.000%	8/1/28	3,305	4,149
New York NY GO	5.000%	8/1/28	555	703
New York NY GO	5.000%	8/1/28	1,000	1,281
New York NY GO	5.000%	8/1/28	170	204
New York NY GO	5.000%	8/1/29	500	552
New York NY GO	5.000%	8/1/29	395	462
New York NY GO	5.000%	8/1/29	4,840	5,886
New York NY GO	5.000%	8/1/29	50	60
New York NY GO	5.000%	8/1/29	5,000	6,532
New York NY GO	5.000%	8/1/29	100	101
New York NY GO	5.000%	8/1/29	170	176
New York NY GO	5.000%	8/1/29	255	276
New York NY GO	5.000%	8/1/30	3,885	4,650
New York NY GO	5.000%	8/1/30	2,095	2,543
New York NY GO	5.000%	8/1/30	3,585	4,351
New York NY GO	5.000%	8/1/30	495	619
New York NY GO	5.000%	8/1/30	5,315	7,046
New York NY GO	5.000%	8/1/30	545	564
New York NY GO	5.000%	10/1/30	3,000	3,921
New York NY GO	5.000%	10/1/30	390	398
New York NY GO	5.000%	12/1/30	365	447
New York NY GO	5.000%	8/1/31	85	97
New York NY GO	5.000%	8/1/31	2,000	2,643
New York NY GO	5.000%	10/1/31	8,910	11,580
New York NY GO	5.250%	10/1/31	5,500	6,910
New York NY GO	5.000%	12/1/31	200	245
New York NY GO	4.000%	8/1/32	350	405
New York NY GO	5.000%	8/1/32	110	126
New York NY GO	5.000%	8/1/32	170	194
New York NY GO	5.000%	10/1/32	180	183
New York NY GO	5.000%	8/1/33	1,250	1,377
New York NY GO	4.000%	8/1/34	2,750	3,305
New York NY GO	5.000%	12/1/34	100	122
New York NY GO	3.000%	3/1/35	2,000	2,200
New York NY GO	5.000%	6/1/35	5,000	5,895
New York NY GO	5.000%	10/1/35	500	619
New York NY GO	5.000%	12/1/35	820	997
New York NY GO	4.000%	3/1/36	2,250	2,666
New York NY GO	5.000%	6/1/36	130	153
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	1,159
New York NY GO	4.000%	8/1/37	485	576
New York NY GO	5.000%	12/1/37	200	242
New York NY GO	4.750%	8/1/38	3,335	3,639
New York NY GO	5.000%	8/1/38	3,140	4,036
New York NY GO	5.000%	10/1/38	4,005	4,924
New York NY GO	4.000%	3/1/39	1,440	1,569
New York NY GO	5.000%	3/1/39	1,000	1,299
New York NY GO	4.000%	8/1/39	595	703
New York NY GO	5.000%	8/1/39	4,090	5,186
New York NY GO	4.000%	8/1/40	4,230	4,896
New York NY GO	4.000%	8/1/41	605	710
New York NY GO	3.000%	10/1/41	5,000	5,287
94

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	12/1/41	630	755
	New York NY GO	4.000%	3/1/42	5,000	5,822
	New York NY GO	4.000%	8/1/42	2,060	2,372
	New York NY GO	5.000%	8/1/42	3,635	4,612
	New York NY GO	5.000%	4/1/43	7,500	9,142
	New York NY GO	5.000%	8/1/43	2,660	3,365
	New York NY GO	4.000%	12/1/43	265	296
	New York NY GO	3.500%	4/1/46	2,000	2,153
	New York NY GO	4.000%	3/1/47	5,000	5,847
	New York NY GO PUT	5.000%	12/1/25	2,000	2,354
	New York NY GO, ETM	5.000%	8/1/21	600	607
	New York NY GO, ETM	5.000%	8/1/21	70	71
	New York NY GO, Prere.	5.000%	8/1/21	70	71
	New York NY GO, Prere.	5.000%	8/1/21	60	61
	New York NY GO, Prere.	5.000%	8/1/21	1,125	1,138
	New York NY GO, Prere.	5.000%	10/1/21	300	306
	New York NY GO, Prere.	5.000%	10/1/21	5	5
	New York NY GO, Prere.	5.000%	10/1/21	220	224
	New York NY GO, Prere.	5.000%	4/1/22	250	261
	New York NY GO, Prere.	5.000%	4/1/22	285	298
	New York NY GO, Prere.	5.000%	4/1/22	2,305	2,407
	New York NY GO, Prere.	5.000%	8/1/22	7,630	8,094
	New York NY GO, Prere.	5.000%	8/1/22	1,780	1,888
	New York NY GO, Prere.	5.000%	8/1/22	415	440
	New York NY GO, Prere.	5.000%	10/1/22	285	305
	New York NY GO, Prere.	5.000%	10/1/22	745	796
	New York NY GO, Prere.	5.000%	10/1/22	420	449
	New York NY GO, Prere.	5.000%	10/1/22	680	726
	New York NY GO, Prere.	5.000%	2/1/23	350	379
	New York NY GO, Prere.	5.000%	3/1/23	650	708
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,859
	New York NY GO, Prere.	5.000%	3/1/23	635	691
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,000	3,524
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	4,500	5,254
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	3,000	3,486
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,623
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	242
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/21	160	160
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	100	105
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	68
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	142
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	808
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	698
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/21	500	510
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	28
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	934
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,000	6,751
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	254
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	601
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	897
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	135
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,688
New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	753
New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	655	731
New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,985	2,380
New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	116
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,475
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,925	6,063
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	219
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,556
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	1,131
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	125	126
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,400	1,411
New York State Dormitory Authority College & University Revenue, Prere.	5.500%	7/1/21	415	419
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	634
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,437
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/21	330	335
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/21	3,860	3,976
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,377
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	535	555
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	100	104
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	435	453
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	480	500
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	2,150	2,241
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	85	89
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	245
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	3,840	4,142
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,200	2,390
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	125
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	330	359
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	951
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	3,330	3,618
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	326
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	1,210	1,319
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	250	273
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	5,620	6,128
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	1,370	1,477
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	6,045	6,842
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	150	170
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	673
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	195	221
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	200	226
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	100	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	271
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	3,360	3,816
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	1,900	2,158
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,565	6,320
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,077
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,268
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	520	610
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	4,000	4,693
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	7,730	9,069
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,850	2,177
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,705	2,006
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,685	1,912
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	695	842
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	644
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,272
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,417
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	376
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	465	570
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	8,273
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	764
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,768
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,566
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,284
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,205	1,516
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,628
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,515	2,707
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	902
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	90
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	292
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	718
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,827
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,318
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	270	305
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	151
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	254
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,167
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	6,069
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	774
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	797
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,375
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	732
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,110
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	400	467
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	230	268
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,077
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	440
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,234
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	520
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	1,017
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,265	2,641
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,930
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,624
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	650	734
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,705	2,026
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	5,333
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	140	146
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	3,004
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	451
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	3,410	4,095
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,000	1,149
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	6,249
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	52
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	2,231
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	426
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	904
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	496
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,430
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,897
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,624
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,299
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	430
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,250
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	702
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,117
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,264
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,129
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,317
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,897
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/38	145	147
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	7,748
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,837
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,378
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	4,550	5,690
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,369
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,110	1,325
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,429
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,188
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	13,534
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,958
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	5,000	5,304
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	348
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,731
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,055	2,499
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	13,260
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,814
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,766
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,454
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	15,772
New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	435	462
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	674
98

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,216
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,571
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	832
[7]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,911
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,177
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	6,000	7,285
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	3,000	4,023
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	6,676
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	12,177
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	5,000	6,645
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,000	5,274
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,984
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	5,000	5,962
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,170
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,154
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,340
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,621
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,615
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	115
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	3,123
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,209
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	2,046
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	1,385	1,740
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,330
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,399
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	55	57
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	1,095	1,194
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	273
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	147
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	150	164
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,378
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,801
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	4,275	4,857
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,430	1,684
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	12
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	108
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	159
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,700	1,927
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	820	966
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	120
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	455	516
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	930	1,111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	1,121
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,686
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,737
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	483
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	520	639
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	3,225	3,998
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	2,090
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	2,046
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,245	4,807
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	875	1,041
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,445
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,767
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	571
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	565
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,664
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	779
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,964
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,946
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,539
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,785
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,255	1,491
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,500
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	463
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	555	677
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	910
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	332
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,485	1,809
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	722
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,104
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,090	2,538
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,670
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,216
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,770
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,675	2,033
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	338
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,510	3,037
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	412
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	296
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	320	385
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	6,191
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,984
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,120	3,497
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	740	907
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,509
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,178
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,055	1,151
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,549
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	655
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	575	606
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	100	105
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	154
	New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/41	425	426
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	325	327
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	5	6
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	140
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	3,025	3,703
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,513
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,063
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	543
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	146
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	115
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	104
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	431
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	75	77
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,650	1,779
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	579
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,759
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	3,031
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,170
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,580	1,830
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	2,055
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	155	179
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,554
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	4,295	5,006
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,903
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	865	1,024
	New York State Thruway Authority Highway Revenue	4.125%	1/1/42	390	397
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	445	523
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,160
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,207
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,683
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,835
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	125
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	602
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,500	2,609
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	11,338
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,866
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	744
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,838
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	400	413
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	375	387
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	350	361
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	785	810
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	3,895	3,961
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	190	193
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	250	254
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,688
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	880	917
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,694
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,750	4,951
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	300
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	654
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	810	883
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	687
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	436
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	409
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	450	491
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	4,283
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	392
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	3,305
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,924
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	3,983
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	256
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,888
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	9,727
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,610
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,871
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	348
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	882
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,030	5,918
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	125
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,235	1,477
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,655	3,224
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,677
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	119
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,325	7,651
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	109
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	865	1,078
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	200	218
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	7,695	8,366
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	785
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,527
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	181
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,855
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	225	255
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,124
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	965	1,049
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,880
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	402
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	158
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	724
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	185	220
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,264
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	3,097
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	226
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	5,327
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,824
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	445
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	955	1,135
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	170
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,600	3,909
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	570
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	2,017
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	543
103

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,932
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	6,400
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,772
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	214
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,293
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	1,025
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	197
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	6,211
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	310
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	183
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	598
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,946
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	7,880
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	4,403
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,772
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	10,000	10,654
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	6,586
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,473
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,799
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,605
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,751
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	19,449
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,155
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	7,890
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	12,204
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	22,432
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,359
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/22	375	391
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	414
104

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	13
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	126
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	8,205
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,608
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,620
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,626
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,975	2,556
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	644
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	3,104
Oyster Bay NY GO	2.000%	11/1/21	835	842
Oyster Bay NY GO	4.000%	11/1/22	820	861
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/21	395	406
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	22
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	140
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,755
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	668
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	369
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	599
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	208
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	29
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/28	155	199
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	150
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	370	443
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	136
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	126
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	12,412
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	508
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	285
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	693
105

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,455	5,316
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	23
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	351
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	4,449
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	257
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,887
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,300	3,938
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	6,399
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,262
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	4,389
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,911
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,385
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,145	5,996
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	4,235	4,998
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	7,203
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	440
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	217
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,166
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	120	133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	487
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,728
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	5,020	6,118
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	1,885	2,187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	12,012
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	12,595	15,930
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,895
106

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,381
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	9,925	12,107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	8,370	9,788
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	228
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/21	420	429
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/22	895	958
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	1,000	1,162
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/26	980	1,135
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/27	1,100	1,272
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	1,045	1,207
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/29	7,095	8,194
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	1,780	2,055
Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/31	2,585	2,984
Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	3,500	3,910
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	224
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/21	375	383
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	165	169
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	295	303
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,117
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	118
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	775	868
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	387
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	599
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	601
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	483
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	599
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	557
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	291
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,495
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,250	1,505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	385
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	2,002
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	279
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	289
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	1,124
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	585
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	202
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	561
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	488
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,143
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	929
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,367
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,564
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,548
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,731
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	519
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	701
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	481
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,100	1,308
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,264
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,590	4,374
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,525
107

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,071
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,390	1,609
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,900	2,259
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,130	2,573
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,595	3,177
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,655
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,338
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	13,175
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	90	106
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,293
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,555
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,525
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	5,950	7,586
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	1,160
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,000	15,120
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,808
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	150	155
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,345	1,389
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	2,100	2,168
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.200%	1/1/22	350	362
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.250%	1/1/22	100	103
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,235	3,858
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	7,420	9,549
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	1,000	1,052
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	1,070
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	1,170	1,234
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,580	4,939
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	5,965	6,572
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	135	155
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,551
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	225
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	175	208
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	308
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	80
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	104
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	112
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	10,395	11,676
108

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	171
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	430	482
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	492
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,800	10,555
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	805	902
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	126
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	497
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	525	588
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,461
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,180	1,407
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	6,336
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	6,559
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,685
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	10,820	12,087
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,360	4,190
					3,012,450
North Carolina (1.5%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	3,660	4,452
[6]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/51	2,000	2,394
	Charlotte NC COP	3.000%	6/1/22	75	75
	Charlotte NC COP	4.000%	6/1/49	2,750	3,197
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/21	400	403
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	110
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,903
	Forsyth County NC GO	3.000%	4/1/29	4,535	5,257
	Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,357
	Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,219
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,170
	North Carolina Appropriations Revenue	5.000%	5/1/21	2,375	2,375
	North Carolina Appropriations Revenue	5.000%	5/1/22	560	587
	North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,519
	North Carolina Appropriations Revenue	5.000%	5/1/24	50	57
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,165	5,892
	North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,260
	North Carolina Appropriations Revenue	5.000%	6/1/25	865	1,026
	North Carolina Appropriations Revenue	5.000%	5/1/26	205	234
	North Carolina Appropriations Revenue	5.000%	5/1/26	3,510	4,287
	North Carolina Appropriations Revenue	5.000%	5/1/27	850	1,068
	North Carolina Appropriations Revenue	5.000%	5/1/27	60	68
109

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina Appropriations Revenue	5.000%	5/1/30	55	68
North Carolina Appropriations Revenue	5.000%	5/1/31	9,180	12,185
North Carolina Appropriations Revenue	4.000%	5/1/33	80	97
North Carolina Appropriations Revenue	4.000%	5/1/34	40	48
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	50	55
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	114
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	150	177
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,319
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,472
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	19,830	23,831
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.000%	1/1/22	792	823
North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	6.000%	1/1/22	205	213
North Carolina GO	4.000%	5/1/21	970	970
North Carolina GO	5.000%	5/1/21	1,450	1,450
North Carolina GO	5.000%	5/1/22	500	524
North Carolina GO	5.000%	6/1/22	225	237
North Carolina GO	5.000%	6/1/23	1,000	1,101
North Carolina GO	5.000%	6/1/24	1,775	2,035
North Carolina GO	5.000%	6/1/24	10,000	11,465
North Carolina GO	5.000%	6/1/25	1,845	2,193
North Carolina GO	5.000%	6/1/26	3,275	4,021
North Carolina GO	5.000%	6/1/26	1,015	1,246
North Carolina GO	5.000%	6/1/28	5,000	6,480
North Carolina GO	5.000%	6/1/29	1,505	1,993
North Carolina GO	2.125%	6/1/36	1,180	1,220
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,115	2,298
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	187
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	6,070
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	385	449
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	116
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,005	6,401
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	100	129
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	300	316
North Carolina Miscellaneous Revenue, Prere.	5.000%	5/1/21	140	140
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	235	264
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	220	256
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	174
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	160	191
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	280	333
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	47
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,464
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	3,157
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/26	2,785	3,415
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	5,630
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,838
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	228
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	7,546
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	885
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	228
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,787
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,439
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	10,840
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,518
	Wake County NC Appropriations Revenue	5.000%	3/1/24	5,000	5,672
	Wake County NC Appropriations Revenue	5.000%	3/1/25	3,250	3,824
	Wake County NC Appropriations Revenue	5.000%	3/1/26	1,750	2,126
	Wake County NC GO	5.000%	3/1/23	435	474
					190,689
Ohio (1.6%)
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,762
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	304
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,310	2,599
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	200	222
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	1,635	1,695
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,593
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	175
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	73
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,482
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,920	1,997
	Athens City School District GO	3.250%	12/1/48	2,775	3,024
[2]	Berea City School District GO	4.000%	12/1/53	250	276
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	553
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	708
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	7,790	8,301
[3]	Cincinnati City School District GO	5.250%	12/1/31	200	281
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	1,870	1,968
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	355	366
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,292
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	200	206
	Cleveland State University College & University Revenue	5.000%	6/1/30	3,000	3,074
	Cleveland State University College & University Revenue	5.000%	6/1/37	295	302
	Columbus OH GO	5.000%	7/1/21	120	121
	Columbus OH GO	4.000%	4/1/31	4,000	4,649
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,381
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	255
	Columbus OH Sewer Revenue	5.000%	6/1/29	6,635	8,087
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,854
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	6,310
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	544
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	574
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,247
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	291
	Fairborn City School District GO	3.000%	12/1/55	5,000	5,323
	Franklin City School District GO	3.000%	11/1/57	6,180	6,519
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,401
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project), Prere.	5.000%	6/1/22	100	105
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	242
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	470
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	289
	North Canton City School District GO	3.000%	11/1/56	2,500	2,636
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	1,990	2,182
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	10,000	10,859
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	659
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	3,065	3,368
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	350
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	8,029
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,496
	Ohio GO	5.000%	9/15/21	650	662
	Ohio GO	5.000%	12/15/22	315	340
	Ohio GO	5.000%	9/15/23	140	156
	Ohio GO	5.000%	12/15/23	1,550	1,745
	Ohio GO	5.000%	9/15/24	1,020	1,181
	Ohio GO	5.000%	9/15/24	2,515	2,913
	Ohio GO	5.000%	9/1/25	380	455
	Ohio GO	5.000%	9/15/25	450	540
	Ohio GO	5.000%	9/15/25	175	210
	Ohio GO	5.000%	5/1/27	185	233
	Ohio GO	5.000%	8/1/27	4,455	5,639
	Ohio GO	5.000%	5/1/30	2,190	2,581
	Ohio GO	5.000%	3/15/33	1,535	1,733
	Ohio GO	5.000%	5/1/34	3,000	3,514
	Ohio GO	5.000%	3/15/37	1,635	1,839
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	247
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,060	1,285
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	341
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,219
	Ohio State University College & University Revenue	5.000%	12/1/29	5,005	6,608
	Ohio State University College & University Revenue	5.000%	12/1/39	645	741
	Ohio State University College & University Revenue	4.000%	6/1/43	3,000	3,186
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	275	298
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	469
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	36
112

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	803
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,214
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	111
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	376
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	358
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,150	2,784
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	3,510	4,510
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	475	589
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	6,109
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,515
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	870	1,086
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/31	3,935	4,776
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	770	848
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	135	160
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	1,945	2,553
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,375	8,357
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,570	3,404
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,200	1,640
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,910
	Perry Local School District GO	3.000%	11/1/55	6,550	6,950
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	279
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	229
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,113
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	900
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	580
[2]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,468
	Wickliffe City School District GO	3.125%	12/1/43	775	835
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,395
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,071
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	356
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	524
					206,474
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	943
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,148
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,640	8,197
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	333
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,671
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	856
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/45	1,000	1,186
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,494
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/22	15	15
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	233
113

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma State University College & University Revenue	4.000%	9/1/36	375	457
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	155	197
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	560	639
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	587
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,797
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	5,220	5,912
				26,665
Oregon (0.9%)
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,799
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	272
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	436
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	264
Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	3,046
Multnomah County OR GO	5.000%	6/15/27	20,000	25,298
Multnomah County OR GO, Prere.	4.000%	6/1/22	2,105	2,193
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,654
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	16,539
Multnomah County School Dist No.1 Portland GO	5.000%	6/15/25	4,870	5,786
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	200	233
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	225	271
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,625	9,686
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	7,406
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,450	2,860
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	825	963
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	5,148
Oregon GO	5.000%	12/1/23	500	562
Oregon GO	5.000%	8/1/29	2,290	2,874
Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,335
Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,614
Oregon State Lottery Revenue	5.000%	4/1/28	175	205
Oregon State Lottery Revenue	5.000%	4/1/36	2,400	2,932
Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,151
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/43	4,435	5,468
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,421
Portland OR Sewer System Sewer Revenue	5.000%	6/1/21	620	622
Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	155	163
Portland OR Water System Water Revenue	5.000%	5/1/32	1,105	1,453
Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,770
Seaside School District No. 10 GO	0.000%	6/15/37	500	288
University of Oregon College & University Revenue	5.000%	4/1/45	100	115
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,229
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,507
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,210	10,572
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington County OR GO	3.000%	7/1/34	1,055	1,163
					123,298
Pennsylvania (3.6%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,460
	Allegheny County PA GO	5.000%	11/1/28	1,860	2,292
	Allegheny County PA GO	5.000%	11/1/29	160	197
	Allegheny County PA GO	5.000%	11/1/41	430	517
	Allegheny County PA GO, Prere.	5.000%	12/1/22	340	366
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	895	962
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,267
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,141
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	350
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	156
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	472
[1]	Coatesville School District GO	5.000%	8/1/23	285	314
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	117
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,485	1,563
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	105
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	502
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,403
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	275	277
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	500	504
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	380	383
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	3,000	3,053
	Commonwealth of Pennsylvania GO	5.000%	10/15/21	390	399
	Commonwealth of Pennsylvania GO	5.000%	1/15/22	2,200	2,275
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,047
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	460	480
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	300	316
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	300	317
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,935	4,157
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	225	238
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	27
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,000	1,066
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,843
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	845
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	125	137
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	493
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,564
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	505
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	430
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	517
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,978
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	11,970	13,845
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,000	1,170
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	177
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,195	8,590
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,203
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,325	1,590
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,270	6,309
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,614
115

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,559
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,730	3,366
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,770
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,998
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,367
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	835
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	6,297
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	303
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	383
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	612
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	2,000	2,472
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	158
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,441
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	300	328
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,640
	Commonwealth of Pennsylvania GO	4.000%	6/1/29	1,250	1,300
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,059
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,060
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,271
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,823
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	865	924
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	434
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	430	478
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	7,835	9,118
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	110
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,200	5,789
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	844
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	129
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,334
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,230
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,581
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,744
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,205	1,236
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	400
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,545	1,585
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	400
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,185	3,352
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	750	789
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,221
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,474
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,639
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	250	273
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	841
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,873
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,520	12,589
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	100	115
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,600	1,837
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	17
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	205	247
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	270	298
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	112
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	195	206
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	4,555	6,530
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	4,295	5,594
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haverford Township PA GO	4.000%	6/1/30	430	506
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	210
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	230
[1]	Luzerne County PA GO	5.000%	11/15/29	20	24
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	450
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,227
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	2,074
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,131
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	77
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	159
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	279
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	155
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	2,000	2,282
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	135
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	216
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	2,295	2,600
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,025	1,025
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	5/1/21	1,105	1,105
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	110	110
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.125%	5/1/21	1,055	1,055
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	282
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,246
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	154
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	615
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,474
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	7,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	130	146
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	250	289
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,265	4,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,222
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	168
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,075	1,358
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,100	3,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,386
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,598
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	145	177
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,403
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	340	380
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	812
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,331
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	2,940	3,904
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,265	3,752
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	6,097
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	5,129
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,695	2,005
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,444
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	265	317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	5,900	7,068
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	3,221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,417
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	4,560
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	250	277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,238
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	5,822
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	280	320
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	949
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	240	278
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,156
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	290	339
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	730	857
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	119
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,630
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	795	943
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	8,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,889
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,905	3,335
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	8,122
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	7,398
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,918
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	6,600	7,742
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	225	231
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,405	3,667
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,125
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,690
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,584
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	56
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	100	112
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	1,014
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	919
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	293
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	85	97
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,486
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,787
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,390
[1]	Philadelphia PA GO	5.000%	8/1/30	510	633
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,773
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	1,200	1,355
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,253
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,283
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	5,027
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	70	72
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,565
	Philadelphia School District GO	5.000%	9/1/25	555	650
[3]	Philadelphia School District GO	5.000%	6/1/27	365	450
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,215
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,094
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,955
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,484
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,830	2,325
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	1,035
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	445	541
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	425	516
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,816
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	224
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	8,562
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,000	5,856
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	623
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	416
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,365
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	628
					468,485
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/21	2,070	2,081
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	515	567
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	578
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	145	176
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	595	721
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	11,001
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	100	117
					15,241
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (1.0%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	264
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	2,205	2,474
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,490	1,620
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,342
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	876
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	5,001
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	300	301
	Richland SC County GO	5.000%	3/1/23	10,770	11,730
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	39
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	2,000	2,350
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	55	62
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	226
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	87
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	275	316
[3]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	45	52
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	29
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	720	824
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	20	23
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/36	630	721
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	320
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	50	54
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	3,160	3,611
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	620	637
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	22
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	357
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	400	482
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	307
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	76
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	48
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	132
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	390	439
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	372
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	105	128
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,250	13,495
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	317
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,560	1,868
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	265	322
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	80	86
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,090	1,303
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,415	1,718
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	675	806
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	595	709
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	690
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	410	455
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,645	1,824
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	2,000
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	295
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	2,200	2,449
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	220	241
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,600	8,431
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	11,865	13,324
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,005	11,549
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	5,610	6,280
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	1,350	1,534
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,825	2,103
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	2,215	2,617
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	630	701
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	365	436
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	18
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	110	113
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	4.375%	12/1/33	80	82
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	3,620	3,712
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	25	26
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	90	92
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	20	21
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	45	47
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	9,270	9,752
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	150	158
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	220	254
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,459
					126,625
Tennessee (0.4%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	502
[1]	Memphis Center City Finance Corp. Sales Tax Revenue, Prere.	5.250%	11/1/21	770	790
	Memphis TN GO	5.000%	4/1/26	7,350	8,643
	Memphis TN GO	4.000%	6/1/32	1,355	1,564
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	575
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	829
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	569
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	135	158
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,799
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,190	1,457
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,875	10,555
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	1,480	1,752
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,592
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	750	886
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	443
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	3,219
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,757
	Shelby County TN GO	5.000%	3/1/24	690	783
	Tennessee GO	5.000%	8/1/21	5,365	5,429
	Tennessee GO	5.000%	8/1/22	15	16
	Tennessee GO	4.000%	8/1/24	50	52
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/22	480	515
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	170	204
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	11/1/22	200	214
					47,303
Texas (9.1%)
[3]	Alamo Community College District GO	4.500%	8/15/33	25	25
	Alamo Heights Independent School District GO	4.000%	2/1/30	330	385
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/46	310	357
	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,298
	Alief Independent School District GO	4.000%	2/15/30	2,530	2,905
	Alief Independent School District GO	4.000%	2/15/31	2,580	2,959
	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,738
	Arlington TX Independent School District GO	5.000%	2/15/23	500	543
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	403
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,135
	Austin Independent School District GO	5.000%	8/1/21	4,810	4,867
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	337
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	607
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	200	205
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	112
	Bexar County TX GO	5.000%	6/15/43	2,490	3,017
	Bexar County TX GO, Prere.	5.000%	6/15/23	1,460	1,610
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,722
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	400	425
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	154
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	210
[6]	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	3,000	3,043
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	185
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,265	1,502
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	550	630
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	100	114
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	6,214
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	730	846
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,264
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	5,746
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	7,160	8,325
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,425
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,216
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	94
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	340
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,120	2,395
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,606
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,815
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,365	10,513
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	402
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,919
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,625	5,204
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	790	883
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	6,431
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,410	7,130
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,033	1,096
	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,925
	Collin County Community College District GO	5.000%	8/15/24	1,500	1,731
	Collin County Community College District GO	5.000%	8/15/33	1,075	1,406
	Comal Independent School District GO	4.000%	2/1/39	3,585	3,879
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,292
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	559
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	750	906
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	18
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,766
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,550	1,742
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	7,144
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	380	511
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	370
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	3,075	3,642
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	4,255	5,009
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	6,370	7,455
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	1,305	1,526
	Dallas County Community College District GO	4.000%	2/15/28	730	854
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	123
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,140	1,431
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/25	510	523
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	455
123

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	430
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,130	2,814
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	1,990	2,216
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	290	309
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,049
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	215	238
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/45	10,545	10,784
Dallas Independent School District GO	4.000%	8/15/22	1,435	1,506
Dallas Independent School District GO	5.000%	8/15/22	175	186
Dallas Independent School District GO	5.000%	2/15/23	2,050	2,227
Dallas Independent School District GO	5.000%	8/15/23	125	139
Dallas Independent School District GO	5.000%	8/15/24	525	606
Dallas Independent School District GO	5.000%	8/15/24	1,075	1,242
Dallas Independent School District GO	4.000%	2/15/29	5,050	5,692
Dallas Independent School District GO PUT	5.000%	2/15/22	380	395
Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	385	400
Dallas TX GO	5.000%	2/15/23	3,270	3,550
Dallas TX GO	5.000%	2/15/25	10	11
Dallas TX GO	5.000%	2/15/27	1,870	2,103
Dallas TX GO	5.000%	2/15/28	12,205	13,701
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	550	613
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,894
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,920	2,295
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	987
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	1,058
Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	271
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/21	105	107
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	582
Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	53
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	476
Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	110	117
Denton Independent School District GO	5.000%	8/15/48	2,565	3,151
Denton Independent School District GO, Prere.	5.000%	2/15/23	100	109
Denton Independent School District GO, Prere.	5.000%	8/15/25	110	132
Denton Independent School District GO, Prere.	5.000%	8/15/25	1,900	2,273
Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,309
El Paso Independent School District GO	4.000%	8/15/48	5,000	5,900
El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	778
Fort Bend County TX GO	5.000%	3/1/28	2,375	2,774
Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,972
Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/32	70	73
Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/37	580	602
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	4.000%	3/1/46	585	598
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,000	2,018
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	833
	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,653
	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,103
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,440	6,721
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,452
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	57
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	26,540	29,647
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	17,115	19,221
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,475
	Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,501
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,170
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	871
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	461
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	431
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	172
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,500	2,902
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	7,500	8,986
	Harris County TX GO	5.000%	10/1/24	280	299
	Harris County TX GO	5.000%	10/1/24	545	582
	Harris County TX GO	5.000%	10/1/26	1,010	1,213
	Harris County TX GO	5.000%	10/1/27	2,650	3,175
	Harris County TX GO	5.000%	10/1/28	920	1,099
	Harris County TX Highway Revenue	5.000%	8/15/22	670	712
	Harris County TX Highway Revenue	5.000%	8/15/23	525	583
	Harris County TX Highway Revenue	5.000%	8/15/24	1,735	2,003
	Harris County TX Highway Revenue	5.000%	8/15/28	570	694
	Harris County TX Highway Revenue	5.000%	8/15/29	850	899
	Harris County TX Highway Revenue	5.000%	8/15/30	150	159
	Harris County TX Highway Revenue	5.000%	8/15/30	725	878
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,290
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	715
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	200
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	229
	Hidalgo County TX GO	4.000%	8/15/43	3,905	4,476
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	467
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,228
	Houston Community College System GO, Prere.	5.000%	2/15/23	5,815	6,321
	Houston Independent School District GO	5.000%	2/15/22	100	104
	Houston Independent School District GO	5.000%	2/15/23	1,170	1,272
	Houston Independent School District GO	5.000%	2/15/24	3,625	4,106
	Houston Independent School District GO	5.000%	2/15/24	105	119
	Houston Independent School District GO	5.000%	2/15/25	2,725	3,202
	Houston Independent School District GO	5.000%	2/15/26	3,390	4,117
	Houston Independent School District GO	5.000%	2/15/27	150	181
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston Independent School District GO	5.000%	2/15/29	200	241
	Houston Independent School District GO	5.000%	2/15/30	835	1,001
	Houston Independent School District GO	5.000%	2/15/31	3,730	4,471
	Houston Independent School District GO	4.000%	2/15/33	500	577
	Houston Independent School District GO PUT	2.400%	6/1/21	2,500	2,504
	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,023
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	104
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	200
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	970	1,233
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/21	1,075	1,083
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	30	32
	Houston TX Combined Utility System Revenue Water Revenue	5.000%	11/15/32	5,750	7,699
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	1,625	1,627
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	1,070	1,124
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	390
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	300	343
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	325	371
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	704
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	340	396
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,000	1,230
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	325	397
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	300	365
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	135	155
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	600
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	85
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,764
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,312
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	100	103
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	175	180
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	400	410
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	750	770
	Houston TX GO	5.000%	3/1/22	8,000	8,323
	Houston TX GO	5.000%	3/1/22	2,955	3,074
	Houston TX GO	5.000%	3/1/23	4,900	5,335
	Houston TX GO	5.000%	3/1/25	100	117
	Houston TX GO	5.000%	3/1/26	2,145	2,600
	Houston TX GO	5.000%	3/1/27	2,215	2,675
	Houston TX GO	5.000%	3/1/27	2,545	3,169
	Houston TX GO	5.000%	3/1/28	300	361
	Houston TX GO	5.000%	3/1/28	85	109
	Houston TX GO, Prere.	5.000%	3/1/22	225	234
	Houston TX GO, Prere.	5.000%	3/1/22	225	234
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	658
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	545
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,120
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	544
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	541
	Irving TX GO	5.000%	9/15/29	1,525	1,958
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Judson Independent School District GO	4.000%	2/1/41	5	6
	Keller TX Independent School District GO	4.000%	2/15/35	5,000	5,601
	Keller TX Independent School District GO	4.000%	8/15/38	21,260	24,066
	Klein Independent School District GO	4.000%	8/1/29	1,625	1,860
	Klein Independent School District GO	4.000%	8/1/40	23,645	26,553
	Klein Independent School District GO	4.000%	2/1/45	6,410	7,094
	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,819
	Leander Independent School District GO	5.000%	8/15/26	260	288
	Leander Independent School District GO	5.000%	8/15/38	450	527
	Leander Independent School District GO	5.000%	8/15/40	400	467
	Leander Independent School District GO	0.000%	8/16/42	1,655	812
	Leander Independent School District GO	5.000%	8/15/49	2,000	2,360
	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	55
	Leander Independent School District, Prere.	5.000%	8/15/23	180	199
	Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,063
	Lewisville Independent School District GO	5.000%	8/15/25	2,740	3,036
	Lewisville Independent School District GO	4.000%	8/15/26	550	633
	Lewisville Independent School District GO	4.000%	8/15/27	1,855	2,128
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,906
	Lone Star College System College & University Revenue	5.000%	2/15/36	1,025	1,029
	Lone Star College System College & University Revenue	5.000%	2/15/43	565	567
	Lone Star College System GO	5.000%	2/15/24	450	510
	Longview Independent School District GO	4.000%	2/15/30	4,480	5,131
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	850	892
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,705
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	6,402
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,215	2,218
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,293
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	220
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/37	1,355	1,417
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	200	206
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	4,099
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	500	578
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/41	1,275	1,277
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,484
	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,327
	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,683
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	469
	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,528
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,238
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,230
	New Caney Independent School District GO	5.000%	2/15/38	2,500	3,028
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	600	615
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	147
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,649
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	421
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,523
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	4,540	5,381
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,805
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,960	2,022
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,079
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,455	3,722
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	264
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,229
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,455	2,755
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,324
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,262
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,340	2,624
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	60
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,460	2,852
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,944
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	266
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,188
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	745	833
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,369
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,180
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,728
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	288
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,458
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	283
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	126
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,354
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,942
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	688
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,485	2,652
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	215	239
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	7,980	9,374
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,533
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	683
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,668
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,675	2,032
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	10,124
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,871
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,120
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	965
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	8,190	9,806
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,257
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,345	2,382
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	170	173
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	125	127
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	1,790	1,818
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	625	635
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	220	224
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	265	269
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	205	208
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	170	173
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	10,565	10,749
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	64
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	2,190	2,260
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,300	3,975
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,080	974
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	2,125
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	85
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	129
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	85
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	875	687
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	153
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,346
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	436
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	705	493
	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,389
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	850	976
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,405
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	560
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,438
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	328
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	164
	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,639
	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	141
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	890	929
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	165	172
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,465	1,518
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	699
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,489
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	239
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	2,115	2,403
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,712
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	665	785
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	170	206
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	910	1,115
129

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	300	365
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	285	346
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	310
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,000	1,294
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	597
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,417
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	6,930	9,032
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,558
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	211
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	6,481
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	10,000	12,836
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	321
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,230	1,332
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	395	428
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,910	15,068
San Antonio TX Independent School District GO	5.000%	2/15/24	720	815
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,282
San Antonio Water System Water Revenue	5.000%	5/15/26	705	772
San Antonio Water System Water Revenue	5.000%	5/15/33	585	717
San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	9,820
San Jacinto Community College District GO	4.000%	2/15/41	2,120	2,383
Socorro Independent School District GO, Prere.	5.000%	8/15/21	1,075	1,090
Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,389
Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	1,955	2,034
Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	57
Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	4,284
Texas General Fund Revenue TRAN	4.000%	8/26/21	25,230	25,540
Texas GO	5.000%	10/1/21	600	612
Texas GO	5.000%	10/1/21	135	138
Texas GO	5.000%	4/1/22	1,605	1,677
Texas GO	5.000%	10/1/22	6,000	6,120
Texas GO	5.000%	10/1/22	610	652
Texas GO	5.000%	10/1/22	1,455	1,556
Texas GO	5.000%	4/1/23	1,245	1,362
Texas GO	5.000%	10/1/23	225	251
Texas GO	5.000%	4/1/24	450	512
Texas GO	5.000%	10/1/24	1,000	1,140
Texas GO	5.000%	10/1/24	2,070	2,402
Texas GO	5.000%	10/1/24	200	232
Texas GO	5.000%	4/1/25	1,720	1,959
130

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas GO	5.000%	10/1/25	2,010	2,289
Texas GO	5.000%	10/1/25	955	1,110
Texas GO	5.000%	4/1/26	2,225	2,533
Texas GO	5.000%	10/1/26	270	313
Texas GO	5.000%	10/1/26	825	990
Texas GO	5.000%	10/1/27	360	417
Texas GO	5.000%	10/1/27	1,325	1,588
Texas GO	5.000%	10/1/28	3,205	3,838
Texas GO	5.000%	10/1/29	820	1,034
Texas GO	5.000%	10/1/29	930	1,112
Texas GO	4.000%	10/1/31	425	468
Texas GO	5.000%	10/1/31	510	639
Texas GO	5.000%	10/1/31	6,890	8,231
Texas GO	5.000%	10/1/32	2,060	2,575
Texas GO	5.000%	10/1/33	965	1,203
Texas GO	5.000%	10/1/34	270	336
Texas GO	5.000%	10/1/36	1,070	1,266
Texas GO	4.000%	10/1/44	3,000	3,305
Texas GO, Prere.	5.000%	4/1/22	640	668
Texas GO, Prere.	5.000%	4/1/24	640	729
Texas GO, Prere.	5.000%	4/1/24	180	205
Texas GO, Prere.	5.000%	4/1/24	1,450	1,651
Texas GO, Prere.	5.000%	4/1/24	230	262
Texas GO, Prere.	5.000%	4/1/24	2,290	2,607
Texas GO, Prere.	5.000%	4/1/24	200	228
Texas GO, Prere.	5.000%	4/1/24	415	472
Texas GO, Prere.	5.000%	4/1/24	120	137
Texas GO, Prere.	5.000%	10/1/24	3,680	4,274
Texas GO, Prere.	5.000%	10/1/24	35,925	41,726
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/40	215	216
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,250	2,704
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	5,357
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	4,165
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,365
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	135	171
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,173
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,170
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,160
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,218
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,156
Texas State University System College & University Revenue	5.000%	3/15/27	1,715	2,141
Texas State University System College & University Revenue	5.000%	3/15/29	150	186
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,691
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	162
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,361
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,237
131

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	117
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,333
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	3.000%	10/1/21	3,125	3,162
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	2,020	2,061
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	3,460	3,530
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	375	392
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,770	1,893
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,000	3,280
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,234
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	2,045	2,331
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	165	192
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	395
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	270	307
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,745	3,302
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,770	3,332
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	910	1,126
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,220
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	2,038
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	114
Texas Water Development Board Water Revenue	5.000%	4/15/24	225	257
Texas Water Development Board Water Revenue	5.000%	4/15/25	240	284
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	1,052
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,243
Texas Water Development Board Water Revenue	5.000%	10/15/31	535	642
Texas Water Development Board Water Revenue	5.000%	10/15/32	1,050	1,354
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,000	1,198
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,297
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,790	2,045
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,375
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,815
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,135	4,992
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,528
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,729
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	5,219
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,560	13,693
Texas Water Development Board Water Revenue	5.000%	10/15/46	3,500	4,247
Texas Water Development Board Water Revenue	5.000%	10/15/47	5,000	6,161
Texas Water Development Board Water Revenue	5.000%	4/15/49	7,985	10,060
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	22,751
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	80	101
	University of Houston College & University Revenue	5.000%	2/15/26	100	121
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,815
	University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,618
	University of Texas System College & University Revenue	5.000%	8/15/21	155	157
	University of Texas System College & University Revenue	5.000%	8/15/21	1,210	1,227
	University of Texas System College & University Revenue	5.000%	8/15/23	465	516
	University of Texas System College & University Revenue	5.000%	8/15/23	130	144
	University of Texas System College & University Revenue	5.375%	8/15/23	605	676
	University of Texas System College & University Revenue	5.000%	8/15/24	240	277
	University of Texas System College & University Revenue	5.000%	8/15/24	2,310	2,665
	University of Texas System College & University Revenue	5.000%	8/15/25	810	967
	University of Texas System College & University Revenue	5.000%	8/15/25	7,440	8,886
	University of Texas System College & University Revenue	5.000%	8/15/25	595	711
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	4,049
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	4,006
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,843
	University of Texas System College & University Revenue	5.000%	8/15/27	815	1,032
	University of Texas System College & University Revenue	5.000%	8/15/29	2,660	3,525
	University of Texas System College & University Revenue	5.000%	8/15/30	20,575	27,812
	University of Texas System College & University Revenue	5.000%	8/15/31	8,620	11,899
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,111
	University of Texas System College & University Revenue	5.000%	8/15/44	700	796
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,906
	Waco Educational Finance Corp. College & University Revenue, Prere.	5.000%	3/1/22	3,500	3,640
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,118
[1]	West Travis County Public Utility Agency Water Revenue, Prere.	5.000%	8/15/21	795	806
	Ysleta Independent School District GO	5.000%	8/15/47	6,000	7,225
	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	2,047
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,250	8,674
					1,191,509
Utah (0.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/21	9,320	9,392
	Jordan School District GO	4.000%	6/15/29	2,450	2,763
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	181
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	1,070
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,250	1,490
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,190
	University of Utah College & University Revenue	5.000%	8/1/25	1,000	1,192
	University of Utah College & University Revenue	4.000%	8/1/33	425	496
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	105
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	44
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	627
	Utah GO	5.000%	7/1/26	9,025	11,109
	Utah GO, Prere.	5.000%	7/1/21	250	252
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,604
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,051
	Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	120	137
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	275	327
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	100	115
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	315	373
133

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	585	689
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	170	200
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	50	59
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,100	4,639
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	396
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,285
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	214
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,245	2,671
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,271
				50,942
Vermont (0.0%)
University of Vermont and State Agricultural College College & University Revenue	5.000%	10/1/38	170	181
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	155
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	221
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	220
				777
Virginia (1.0%)
Arlington County VA GO	5.000%	8/1/22	140	149
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	500	577
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,473
Commonwealth of Virginia GO	5.000%	6/1/27	180	214
Fairfax County VA GO	5.000%	4/1/23	125	137
Fairfax County VA GO	5.000%	10/1/23	1,080	1,207
Fairfax County VA GO	4.000%	10/1/27	2,485	2,903
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	577
Fairfax VA GO, Prere.	4.000%	1/15/22	120	123
Hampton Roads Sanitation District Sewer Revenue , Prere.	5.000%	8/1/26	125	154
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,267
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,621
Richmond VA GO	3.375%	3/1/41	1,450	1,639
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,534
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	169
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	168
University of Virginia College & University Revenue	5.000%	8/1/21	350	354
University of Virginia College & University Revenue	5.000%	4/1/44	5,000	6,101
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	6,537
University of Virginia College & University Revenue, ETM	5.000%	8/1/21	850	860
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	400	440
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,073
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,712
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,780
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,496
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,841
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,917
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,954
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,532
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,284
134

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,685
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	320
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,297
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,236
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	275
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,080	1,280
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,375	2,993
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	255	324
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,735	2,200
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	773
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,967
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	255	300
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	293
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	394
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,442
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	4.500%	5/15/21	335	335
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	50	50
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	100	100
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,777
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,065	1,303
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	457
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	3,960	4,585
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,574
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	115	129
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	190	227
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,150	2,720
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,465	3,061
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	472
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	95
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	730	872
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	320	382
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	545	649
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	5,919
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	1,075	1,140
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,999
135

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,850
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	150	164
				132,437
Washington (2.6%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,580	5,525
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,603
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	100	119
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	1,575	1,876
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	5,935	7,065
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/35	1,240	1,470
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	405	479
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/45	1,560	1,828
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/50	8,310	9,712
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	1,525	1,537
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/21	400	403
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,033
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	11,785	14,018
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	4,280	4,312
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	260	297
Energy Northwest Nuclear Revenue	5.000%	7/1/21	1,165	1,174
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,365	1,443
Energy Northwest Nuclear Revenue	5.000%	7/1/24	575	661
Energy Northwest Nuclear Revenue	5.000%	7/1/25	750	892
Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,290	1,583
Energy Northwest Nuclear Revenue	5.000%	7/1/27	3,475	4,252
Energy Northwest Nuclear Revenue	5.000%	7/1/28	670	817
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,770	2,223
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,705	4,737
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	334
Energy Northwest Nuclear Revenue	5.000%	7/1/34	50	63
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,085	1,402
Energy Northwest Nuclear Revenue	5.000%	7/1/39	1,000	1,305
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	650	746
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,365	2,903
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,165	1,230
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	75	86
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,722
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	640	808
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,154
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,130	2,679
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	50	55
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	105	125
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,320	1,567
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	165	196
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	240
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	2,795	3,515
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,263
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	2,997
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	55	67
	King County WA GO	4.000%	7/1/30	5,740	6,785
	King County WA Sewer Revenue	4.000%	7/1/33	415	473
	King County WA Sewer Revenue	5.000%	7/1/47	105	120
[1]	King County WA Sewer Revenue Sewer Revenue	5.000%	1/1/47	11,900	13,400
	King County WA Sewer Revenue, Prere.	5.000%	1/1/22	665	686
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	3,525	3,895
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,412
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	1,000	1,206
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	58
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	810
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,635
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,427
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/40	700	701
	Port of Tacoma WA GO	5.000%	12/1/27	2,020	2,503
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	910
	Seattle WA GO	4.000%	10/1/27	1,230	1,309
	Seattle WA GO	4.000%	12/1/27	1,430	1,529
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,517
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	570
	Spokane WA GO	4.000%	12/1/31	1,475	1,751
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,796
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,602
	University of Washington College & University Revenue	3.125%	7/1/42	1,000	1,030
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,211
	University of Washington College & University Revenue PUT	5.000%	5/1/22	5,000	5,119
	Washington GO	5.000%	7/1/21	325	328
	Washington GO	5.000%	7/1/21	300	302
	Washington GO	5.000%	8/1/21	800	809
	Washington GO	5.000%	7/1/22	220	222
	Washington GO	5.000%	7/1/22	220	232
	Washington GO	5.000%	7/1/23	585	646
	Washington GO	5.000%	7/1/23	1,505	1,590
	Washington GO	5.000%	7/1/23	1,510	1,668
	Washington GO	5.000%	7/1/23	310	342
	Washington GO	5.000%	8/1/23	540	598
	Washington GO	5.000%	7/1/24	135	143
	Washington GO	5.000%	7/1/24	740	851
	Washington GO	5.000%	7/1/24	525	604
	Washington GO	5.000%	7/1/24	125	144
	Washington GO	4.000%	7/1/25	1,455	1,517
	Washington GO	5.000%	7/1/25	420	444
	Washington GO	5.000%	7/1/25	250	276
	Washington GO	5.000%	7/1/25	565	597
	Washington GO	5.000%	7/1/25	260	304
	Washington GO	5.000%	7/1/25	320	381
	Washington GO	5.000%	8/1/25	200	239
	Washington GO	4.000%	7/1/26	2,710	3,010
	Washington GO	5.000%	7/1/26	330	399
137

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/26	6,550	8,052
Washington GO	4.000%	7/1/27	4,170	4,342
Washington GO	4.000%	7/1/27	3,840	3,999
Washington GO	5.000%	7/1/27	3,375	3,931
Washington GO	5.000%	8/1/27	6,550	8,295
Washington GO	4.000%	7/1/28	5,990	6,237
Washington GO	4.000%	7/1/28	10	10
Washington GO	5.000%	7/1/28	250	291
Washington GO	5.000%	7/1/28	125	146
Washington GO	5.000%	7/1/28	780	940
Washington GO	5.000%	7/1/28	5,230	6,090
Washington GO	3.000%	7/1/29	275	282
Washington GO	5.000%	7/1/29	295	344
Washington GO	5.000%	7/1/29	35	42
Washington GO	5.000%	7/1/30	11,070	12,882
Washington GO	5.000%	7/1/30	40	48
Washington GO	5.000%	8/1/30	75	83
Washington GO	5.000%	8/1/30	2,260	2,759
Washington GO	5.000%	2/1/31	1,750	1,968
Washington GO	5.000%	7/1/31	2,345	2,726
Washington GO	5.000%	7/1/31	2,000	2,325
Washington GO	5.000%	8/1/31	975	1,076
Washington GO	5.000%	8/1/31	535	651
Washington GO	5.000%	7/1/32	2,935	3,411
Washington GO	5.000%	7/1/32	340	406
Washington GO	5.000%	8/1/32	2,015	2,389
Washington GO	5.000%	7/1/33	370	429
Washington GO	5.000%	7/1/33	1,680	2,003
Washington GO	5.000%	8/1/33	620	683
Washington GO	5.000%	8/1/33	725	859
Washington GO	5.000%	8/1/34	215	237
Washington GO	5.000%	8/1/34	10	12
Washington GO	5.000%	8/1/34	165	196
Washington GO	5.000%	8/1/35	1,430	1,447
Washington GO	5.000%	8/1/35	500	621
Washington GO	5.000%	8/1/36	1,350	1,596
Washington GO	5.000%	8/1/37	8,575	10,121
Washington GO	5.000%	8/1/37	535	648
Washington GO	5.000%	2/1/38	1,025	1,143
Washington GO	5.000%	6/1/38	2,010	2,625
Washington GO	5.000%	8/1/38	455	499
Washington GO	5.000%	6/1/39	1,100	1,433
Washington GO	5.000%	8/1/39	14,350	16,260
Washington GO	5.000%	8/1/39	3,070	3,614
Washington GO	5.000%	8/1/39	550	665
Washington GO	5.000%	8/1/40	675	794
Washington GO	5.000%	8/1/40	3,080	3,621
Washington GO	5.000%	6/1/41	3,385	3,397
Washington GO	5.000%	8/1/43	1,000	1,250
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/21	2,130	2,164
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,842
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	640	682
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,867
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,520	1,616
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	111
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,640	3,106
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,000	3,293
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,425	1,674
	Washington State University College & University Revenue	5.000%	4/1/40	165	190
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	424
					333,464
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,436
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	2,825	2,882
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,000	1,069
					5,387
Wisconsin (0.7%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	897
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,075
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	289
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	8,375	9,866
	Washington GO	5.000%	11/1/25	2,325	2,798
	West De Pere School District GO	3.000%	4/1/32	2,885	3,166
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	215	262
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	1,078
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	863
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	10,500	2,394
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	55
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	140	148
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	2,925	3,679
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	525	600
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,900	2,169
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	1,225	1,396
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	824
	Wisconsin GO	5.000%	5/1/21	160	160
	Wisconsin GO	5.000%	11/1/21	100	102
	Wisconsin GO	5.000%	11/1/22	320	343
	Wisconsin GO	5.000%	11/1/22	25	27
	Wisconsin GO	5.000%	11/1/23	575	617
	Wisconsin GO	5.000%	11/1/23	215	241
	Wisconsin GO	5.000%	5/1/24	2,685	2,945
139

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin GO	5.000%	5/1/24	120	132
Wisconsin GO	5.000%	5/1/24	1,000	1,142
Wisconsin GO	5.000%	11/1/24	2,000	2,325
Wisconsin GO	5.000%	11/1/24	410	477
Wisconsin GO	5.000%	5/1/25	8,610	9,992
Wisconsin GO	5.000%	11/1/25	140	165
Wisconsin GO	5.000%	5/1/26	75	87
Wisconsin GO	5.000%	11/1/26	105	130
Wisconsin GO	5.000%	5/1/27	2,945	3,406
Wisconsin GO	5.000%	5/1/28	4,250	4,921
Wisconsin GO	5.000%	11/1/28	2,000	2,432
Wisconsin GO	5.000%	11/1/28	180	225
Wisconsin GO	5.000%	11/1/28	1,115	1,395
Wisconsin GO	5.000%	5/1/29	1,000	1,093
Wisconsin GO	5.000%	11/1/29	1,345	1,635
Wisconsin GO	5.000%	11/1/31	1,150	1,424
Wisconsin GO	5.000%	11/1/32	3,750	4,635
Wisconsin GO	5.000%	5/1/33	1,750	1,983
Wisconsin GO	5.000%	5/1/34	3,480	4,098
Wisconsin GO	5.000%	5/1/38	3,880	4,559
Wisconsin GO, Prere.	5.000%	11/1/21	250	256
Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,761
Wisconsin GO, Prere.	5.000%	5/1/22	90	94
Wisconsin GO, Prere.	5.000%	5/1/22	150	157
Wisconsin GO, Prere.	5.000%	5/1/23	520	570
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	300	336
WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	733
				86,157
Total Tax-Exempt Municipal Bonds (Cost $12,116,437)				12,570,371
140

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[13]	Vanguard Municipal Cash Management Fund (Cost $367,957)	0.054%	3,678,908	367,965
Total Investments (99.3%) (Cost $12,484,394)				12,938,336
Other Assets and Liabilities—Net (0.7%)				95,974
Net Assets (100%)				13,034,310
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $8,044,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TRAN—Tax Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
141

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,116,437)	12,570,371
Affiliated Issuers (Cost $367,957)	367,965
Total Investments in Securities	12,938,336
Investment in Vanguard	450
Cash Collateral Received for ETF Capital Activity	13,666
Receivables for Investment Securities Sold	10,947
Receivables for Accrued Income	145,792
Receivables for Capital Shares Issued	22,359
Total Assets	13,131,550
Liabilities
Due to Custodian	30
Payables for Investment Securities Purchased	82,641
Collateral for ETF Capital Activity	13,666
Payables for Capital Shares Redeemed	370
Payables for Distributions	208
Payables to Vanguard	325
Total Liabilities	97,240
Net Assets	13,034,310
At April 30, 2021, net assets consisted of:

Paid-in Capital	12,558,510
Total Distributable Earnings (Loss)	475,800
Net Assets	13,034,310

ETF Shares—Net Assets
Applicable to 222,705,313 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,254,380
Net Asset Value Per Share—ETF Shares	$55.03

Admiral Shares—Net Assets
Applicable to 35,472,419 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	779,930
Net Asset Value Per Share—Admiral Shares	$21.99

See accompanying Notes, which are an integral part of the Financial Statements.
142

Tax-Exempt Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	109,125
Total Income	109,125
Expenses
The Vanguard Group—Note B
Investment Advisory Services	517
Management and Administrative—ETF Shares	2,431
Management and Administrative—Admiral Shares	261
Marketing and Distribution—ETF Shares	235
Marketing and Distribution—Admiral Shares	16
Custodian Fees	26
Shareholders’ Reports—ETF Shares	46
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	3,534
Net Investment Income	105,591
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	7,153
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	148,723
Net Increase (Decrease) in Net Assets Resulting from Operations	261,467
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $90,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,683,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
143

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,591	168,113
Realized Net Gain (Loss)	7,153	(22,594)
Change in Unrealized Appreciation (Depreciation)	148,723	82,818
Net Increase (Decrease) in Net Assets Resulting from Operations	261,467	228,337
Distributions
ETF Shares	(96,017)	(157,017)
Admiral Shares	(6,228)	(8,746)
Total Distributions	(102,245)	(165,763)
Capital Share Transactions
ETF Shares	2,707,616	3,213,918
Admiral Shares	168,937	279,654
Net Increase (Decrease) from Capital Share Transactions	2,876,553	3,493,572
Total Increase (Decrease)	3,035,775	3,556,146
Net Assets
Beginning of Period	9,998,535	6,442,389
End of Period	13,034,310	9,998,535

See accompanying Notes, which are an integral part of the Financial Statements.
144

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$54.17	$53.52	$50.12	$51.65	$51.67	$50.33
Investment Operations
Net Investment Income	.503[1]	1.129[1]	1.262[1]	1.161[1]	1.045[1]	.810
Net Realized and Unrealized Gain (Loss) on Investments[2]	.856	.660	3.380	(1.595)	(.090)	1.343
Total from Investment Operations	1.359	1.789	4.642	(.434)	.955	2.153
Distributions
Dividends from Net Investment Income	(.499)	(1.139)	(1.242)	(1.096)	(.975)	(.813)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.499)	(1.139)	(1.242)	(1.096)	(.975)	(.813)
Net Asset Value, End of Period	$55.03	$54.17	$53.52	$50.12	$51.65	$51.67
Total Return	2.52%	3.38%	9.36%	-0.85%	1.89%	4.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,254	$9,397	$6,126	$3,509	$1,885	$550
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.85%	2.10%	2.41%	2.28%	2.04%	1.71%
Portfolio Turnover Rate[3]	4%	8%	18%	22%	18%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $0.02, and $0.02.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
145

Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.64	$21.38	$20.01	$20.63	$20.65	$20.10
Investment Operations
Net Investment Income	.198[1]	.444[1]	.499[1]	.461[1]	.415[1]	.324
Net Realized and Unrealized Gain (Loss) on Investments[2]	.346	.259	1.360	(.633)	(.039)	.550
Total from Investment Operations	.544	.703	1.859	(.172)	.376	.874
Distributions
Dividends from Net Investment Income	(.194)	(.443)	(.489)	(.448)	(.396)	(.324)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.194)	(.443)	(.489)	(.448)	(.396)	(.324)
Net Asset Value, End of Period	$21.99	$21.64	$21.38	$20.01	$20.63	$20.65
Total Return[3]	2.52%	3.32%	9.37%	-0.84%	1.86%	4.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$780	$601	$316	$200	$134	$69
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.82%	2.06%	2.38%	2.27%	2.04%	1.71%
Portfolio Turnover Rate[4]	4%	8%	18%	22%	18%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, $0.01, and $0.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
146

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the
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Tax-Exempt Bond Index Fund
cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
148

Tax-Exempt Bond Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $450,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	12,570,371	—	12,570,371
Temporary Cash Investments	367,965	—	—	367,965
Total	367,965	12,570,371	—	12,938,336
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,484,561
Gross Unrealized Appreciation	466,909
Gross Unrealized Depreciation	(13,134)
Net Unrealized Appreciation (Depreciation)	453,775
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $2,485,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021;
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Tax-Exempt Bond Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2021, the fund purchased $3,342,422,000 of investment securities and sold $575,598,000 of investment securities, other than temporary cash investments. Purchases and sales include $489,455,000 and $136,491,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,863,560	52,092	4,237,496	78,697
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(155,944)	(2,850)	(1,023,578)	(19,700)
Net Increase (Decrease)—ETF Shares	2,707,616	49,242	3,213,918	58,997
Admiral Shares
Issued[1]	265,794	12,095	480,219	22,358
Issued in Lieu of Cash Distributions	4,986	227	7,002	325
Redeemed	(101,843)	(4,642)	(207,567)	(9,676)
Net Increase (Decrease)—Admiral Shares	168,937	7,680	279,654	13,007
1	Includes purchase fees for fiscal 2021 and 2020 of $0 and $161,000, respectively (fund totals). Purchase fees were discontinued on February 27, 2020.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
150

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
151

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
152

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Tax-Exempt Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q14912 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference